UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08236

                                 Northern Funds

(Exact name of registrant as specified in charter)

50 South LaSalle Street

                             Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Lloyd A. Wennlund, President

Northern Funds

50 South LaSalle Street

                            Chicago, IL 60603

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 557-2790

Date of fiscal year end: March 31

Date of reporting period: December 31, 2013

Item 1. Schedule of Investments.

The registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

SCHEDULE OF INVESTMENTS

ENHANCED LARGE CAP FUND	DECEMBER 31, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.2%
Advertising - 0.8%
Omnicom Group, Inc.	2,075	$154

Aerospace/Defense - 3.5%
Boeing (The) Co.	159	22
General Dynamics Corp.	602	57
L-3 Communications Holdings, Inc.	1,232	132
Lockheed Martin Corp.	1,155	172
Northrop Grumman Corp.	1,391	159
Raytheon Co.	1,816	165

		707

Agriculture - 2.4%
Altria Group, Inc.	5,639	216
Archer-Daniels-Midland Co.	3,641	158
Lorillard, Inc.	723	37
Philip Morris International, Inc.	672	59

		470

Airlines - 1.0%
Delta Air Lines, Inc.	1,784	49
Southwest Airlines Co.	7,596	143

		192

Apparel - 0.6%
VF Corp.	1,828	114

Auto Manufacturers - 0.3%
Ford Motor Co.	3,339	52

Banks - 9.0%
Bank of America Corp.	8,007	125
Capital One Financial Corp.	1,860	142
Citigroup, Inc.	5,971	311
Fifth Third Bancorp	5,148	108
Goldman Sachs Group (The), Inc.	1,246	221
JPMorgan Chase & Co.	6,740	394
Morgan Stanley	1,364	43
PNC Financial Services Group (The), Inc.	2,186	170
Regions Financial Corp.	13,554	134
Wells Fargo & Co.	3,125	142

		1,790

Beverages - 1.4%
Coca-Cola (The) Co.	1,734	72
Dr Pepper Snapple Group, Inc.	2,596	126
PepsiCo, Inc.	1,038	86

		284

Biotechnology - 2.0%
Amgen, Inc.	1,170	133
Biogen Idec, Inc.*	485	136
Celgene Corp.*	733	124
Gilead Sciences, Inc.*	56	4

		397

Chemicals - 3.0%
Dow Chemical (The) Co.	4,429	197
International Flavors & Fragrances, Inc.	940	81
LyondellBasell Industries N.V., Class A	2,098	168
PPG Industries, Inc.	832	158

		604

Commercial Services - 1.9%
Cintas Corp.	2,176	130
H&R Block, Inc.	4,410	128
Western Union (The) Co.	7,255	125

		383

Computers - 8.0%
Accenture PLC, Class A	1,373	113
Apple, Inc.	880	494
Computer Sciences Corp.	2,436	136
Hewlett-Packard Co.	7,020	196
International Business Machines Corp.	1,907	358
Seagate Technology PLC	2,843	160
Western Digital Corp.	1,661	139

		1,596

Cosmetics/Personal Care - 0.8%
Procter & Gamble (The) Co.	1,889	154

Distribution/Wholesale - 0.2%
Genuine Parts Co.	520	43

Diversified Financial Services - 1.1%
Legg Mason, Inc.	1,974	86
SLM Corp.	4,977	131

		217

Electric - 3.0%
AES Corp.	8,273	120
Ameren Corp.	3,525	127
American Electric Power Co., Inc.	2,688	126
DTE Energy Co.	636	42
Entergy Corp.	483	31
PPL Corp.	793	24

NORTHERN FUNDS QUARTERLY REPORT     1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

ENHANCED LARGE CAP FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.2% continued
Electric - 3.0% continued
Public Service Enterprise Group, Inc.	4,000	$128

		598

Electrical Components & Equipment - 0.4%
Emerson Electric Co.	1,123	79

Electronics - 0.5%
Agilent Technologies, Inc.	354	20
Garmin Ltd.	1,516	70

		90

Entertainment - 0.6%
International Game Technology	6,784	123

Food - 2.8%
General Mills, Inc.	3,000	150
Kroger (The) Co.	3,491	138
Safeway, Inc.	3,612	117
Tyson Foods, Inc., Class A	4,356	146

		551

Healthcare - Products - 1.5%
Becton Dickinson and Co.	923	102
Medtronic, Inc.	3,287	189

		291

Healthcare-Services - 0.7%
WellPoint, Inc.	1,609	149

Home Furnishings - 0.7%
Whirlpool Corp.	905	142

Household Products/Wares - 1.5%
Avery Dennison Corp.	2,682	135
Kimberly-Clark Corp.	1,575	164

		299

Insurance - 4.2%
Assurant, Inc.	2,084	138
Berkshire Hathaway, Inc., Class B*	1,165	138
Genworth Financial, Inc., Class A*	9,036	140
Hartford Financial Services Group, Inc.	3,746	136
Lincoln National Corp.	2,777	144
Unum Group	3,794	133

		829

Internet - 2.5%
Amazon.com, Inc.*	277	111
Google, Inc., Class A*	241	270
priceline.com, Inc.*	25	29
VeriSign, Inc.*	1,575	94

		504

Media - 2.4%
Comcast Corp., Class A	597	31
DIRECTV*	2,384	165
Gannett Co., Inc.	4,620	137
Graham Holdings Co., Class B	192	127
Walt Disney (The) Co.	347	26

		486

Miscellaneous Manufacturing - 3.9%
3M Co.	1,716	241
Dover Corp.	1,516	146
General Electric Co.	7,815	219
Illinois Tool Works, Inc.	2,033	171

		777

Office/Business Equipment - 0.6%
Pitney Bowes, Inc.	5,284	123

Oil&Gas-9.9%
Chevron Corp.	3,332	416
ConocoPhillips	3,123	221
Exxon Mobil Corp.	6,502	658
Helmerich & Payne, Inc.	1,691	142
Murphy Oil Corp.	2,058	134
Murphy USA, Inc.*	382	16
Occidental Petroleum Corp.	2,157	205
Valero Energy Corp.	3,479	175

		1,967

Oil & Gas Services - 0.7%
Schlumberger Ltd.	1,512	136

Pharmaceuticals - 8.3%
Abbott Laboratories	4,822	185
AmerisourceBergen Corp.	2,050	144
Cardinal Health, Inc.	302	20
Eli Lilly & Co.	3,432	175
Johnson & Johnson	4,597	421
McKesson Corp.	1,049	169
Merck & Co., Inc.	1,246	62
Mylan, Inc.*	2,733	119
Pfizer, Inc.	11,841	363

		1,658

Real Estate Investment Trusts - 1.7%
HCP, Inc.	2,894	105

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.2% continued
Real Estate Investment Trusts - 1.7% continued
Host Hotels & Resorts, Inc.	7,389	$144
Public Storage	611	92

		341

Retail - 6.4%
AutoZone, Inc.*	293	140
Bed Bath & Beyond, Inc.*	1,729	139
Best Buy Co., Inc.	3,000	120
CVS Caremark Corp.	3,334	238
Gap (The), Inc.	3,083	120
Home Depot (The), Inc.	316	26
Kohl’s Corp.	174	10
Macy’s, Inc.	2,870	153
McDonald’s Corp.	800	78
PetSmart, Inc.	274	20
Target Corp.	2,044	129
Wal-Mart Stores, Inc.	1,283	101

		1,274

Semiconductors - 1.4%
Intel Corp.	10,025	260
QUALCOMM, Inc.	340	25

		285

Software - 4.9%
CA, Inc.	3,973	134
Dun & Bradstreet (The) Corp.	1,079	132
Microsoft Corp.	12,427	465
Oracle Corp.	6,248	239

		970

Telecommunications - 4.4%
AT&T, Inc.	9,836	346
Cisco Systems, Inc.	12,745	286
Harris Corp.	1,921	134
Verizon Communications, Inc.	2,232	110

		876

Transportation - 0.2%
C.H. Robinson Worldwide, Inc.	240	14
Norfolk Southern Corp.	367	34

		48

Total Common Stocks (Cost $16,107)		19,753

INVESTMENT COMPANIES - 0.4%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(1)(2)	51,938	52
SPDR S&P 500 ETF Trust	123	23

Total Investment Companies (Cost $72)		75

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.0%
U.S. Treasury Bill,
0.06%, 4/10/14	$5	$5

Total Short-Term Investments (Cost $5)		5

Total Investments - 99.6% (Cost $16,184)		19,833

Other Assets less Liabilities - 0.4%		78

NET ASSETS - 100.0%		$19,911

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(2)	At March 31, 2013, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $81,000 with net sales of approximately $29,000 during the nine months ended December 31, 2013.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2013, the industry sectors for the Enhanced Large Cap Fund were :

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	12.2%
Consumer Staples	9.9
Energy	10.6
Financials	16.2
Health Care	12.7
Industrials	11.1
Information Technology	18.3
Materials	3.7
Telecommunication Services	2.3
Utilities	3.0

Total	100.0%

NORTHERN FUNDS QUARTERLY REPORT     3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

ENHANCED LARGE CAP FUND continued	DECEMBER 31, 2013 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy, as of December 31, 2013:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$19,753	(1)	$—	$—	$19,753
Investment Companies	75		—	—	75
Short-Term Investments	—		5	—	5

Total Investments	$19,828		$5	$—	$19,833

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At December 31, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Federal Tax Information:

At December 31, 2013, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$16,314

Gross tax appreciation of investments	$3,598
Gross tax depreciation of investments	(79)

Net tax appreciation of investments	$3,519

EQUITY FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

INCOME EQUITY FUND	DECEMBER 31, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 67.7%
Auto Manufacturers - 1.0%
General Motors Co.*	96,152	$3,930

Banks - 3.6%
Banco Santander S.A. ADR	280,000	2,539
JPMorgan Chase & Co.	81,000	4,737
Morgan Stanley	217,500	6,821

		14,097

Beverages - 0.9%
Coca-Cola (The) Co.	83,300	3,441

Chemicals - 2.5%
Dow Chemical (The) Co.	147,750	6,560
E.I. du Pont de Nemours & Co.	50,000	3,249

		9,809

Computers - 3.1%
Accenture PLC, Class A	56,990	4,686
Apple, Inc.	9,030	5,067
International Business Machines Corp.	13,950	2,616

		12,369

Cosmetics/Personal Care - 2.1%
Avon Products, Inc.	220,215	3,792
Procter & Gamble (The) Co.	53,260	4,336

		8,128

Electric - 2.6%
Exelon Corp.	167,700	4,593
Great Plains Energy, Inc.	225,799	5,474

		10,067

Electrical Components & Equipment - 1.2%
Emerson Electric Co.	70,210	4,927

Food - 3.3%
Kellogg Co.	53,145	3,246
Kraft Foods Group, Inc.	43,953	2,370
Mondelez International, Inc., Class A	132,370	4,673
Tyson Foods, Inc., Class A	75,239	2,517

		12,806

Home Builders - 0.4%
DR Horton, Inc.	70,000	1,562

Household Products/Wares - 1.1%
Kimberly-Clark Corp.	42,171	4,405

Insurance - 4.1%
Chubb (The) Corp.	45,840	4,430
Hartford Financial Services Group, Inc.	204,328	7,403
Travelers (The) Cos., Inc.	45,740	4,141

		15,974

Investment Companies - 0.4%
Fifth Street Finance Corp.	185,000	1,711

Media - 3.9%
Comcast Corp., Class A	144,880	7,529
Walt Disney (The) Co.	101,100	7,724

		15,253

Miscellaneous Manufacturing - 4.9%
3M Co.	50,590	7,095
Eaton Corp. PLC	84,140	6,405
General Electric Co.	200,370	5,616

		19,116

Office/Business Equipment - 1.8%
Xerox Corp.	576,650	7,018

Oil & Gas - 8.3%
Apache Corp.	46,603	4,005
Cenovus Energy, Inc.	103,960	2,979
Chevron Corp.	31,770	3,968
ConocoPhillips	62,350	4,405
Devon Energy Corp.	72,400	4,479
Encana Corp.	196,450	3,546
Marathon Oil Corp.	113,930	4,022
Occidental Petroleum Corp.	54,940	5,225

		32,629

Pharmaceuticals - 10.2%
Abbott Laboratories	67,700	2,595
AbbVie, Inc.	68,000	3,591
Bristol-Myers Squibb Co.	106,410	5,656
GlaxoSmithKline PLC ADR	110,510	5,900
Johnson & Johnson	72,975	6,684
Merck & Co., Inc.	130,006	6,507
Pfizer, Inc.	197,050	6,035
Teva Pharmaceutical Industries Ltd. ADR	75,000	3,006

		39,974

Real Estate Investment Trusts - 2.0%
Healthcare Realty Trust, Inc.	187,550	3,997
Rayonier, Inc.	92,090	3,877

		7,874

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INCOME EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 67.7% continued
Retail - 1.4%
Target Corp.	88,850	$5,622

Savings & Loans - 1.8%
New York Community Bancorp, Inc.	411,960	6,941

Semiconductors - 0.8%
Intel Corp.	120,000	3,115

Software - 1.0%
Activision Blizzard, Inc.	215,990	3,851

Telecommunications - 3.7%
Cisco Systems, Inc.	244,750	5,495
Verizon Communications, Inc.	106,235	5,220
Vodafone Group PLC ADR	94,730	3,724

		14,439

Toys, Games & Hobbies - 1.6%
Mattel, Inc.	130,060	6,188

Total Common Stocks (Cost $183,568)		265,246

CONVERTIBLE PREFERRED STOCKS - 3.8%
Banks - 0.8%
Bank of America Corp., 7.25%	2,775	2,944

Computers - 1.4%
Unisys Corp., 6.25%	61,600	5,500

Iron/Steel - 0.5%
ArcelorMittal, 6.00%	72,000	1,821

Oil & Gas - 1.1%
Chesapeake Energy Corp., 5.75%(1) (2)	3,850	4,461

Total Convertible Preferred Stocks (Cost $12,634)		14,726

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CONVERTIBLE BONDS - 26.4%
Coal - 0.9%
Peabody Energy Corp.,
4.75%, 12/15/41	$4,450	$3,499

Computers - 4.0%
CACI International, Inc.,
2.13%, 5/1/14	6,000	8,032
SanDisk Corp.,
1.50%, 8/15/17	5,300	7,791

		15,823

Diversified Financial Services - 0.4%
Janus Capital Group, Inc.,
0.75%, 7/15/18	1,355	1,722

Electrical Components & Equipment - 2.3%
EnerSys, Inc.,
3.38%, 6/1/38	3,350	5,900
General Cable Corp.,
5.00%, 11/15/29	3,000	3,225

		9,125

Electronics - 2.6%
InvenSense, Inc.,
1.75%, 11/1/18(1) (2)	3,363	3,931
TTM Technologies, Inc.,
1.75%, 12/15/20	5,630	6,042

		9,973

Healthcare - Products - 2.1%
Hologic, Inc.,
2.00%, 3/1/42	4,345	4,426
Volcano Corp.,
1.75%, 12/1/17	3,785	3,757

		8,183

Healthcare - Services - 0.6%
WellPoint, Inc.,
2.75%, 10/15/42	1,700	2,301

Home Builders - 1.3%
D.R. Horton, Inc.,
2.00%, 5/15/14	3,000	5,149

Internet - 0.7%
Ctrip.com International Ltd.,
1.25%, 10/15/18(1) (2)	2,950	2,917

Investment Companies - 2.4%
BlackRock Kelso Capital Corp.,
5.50%, 2/15/18(1) (2)	2,530	2,587
Fifth Street Finance Corp.,
5.38%, 4/1/16	6,450	6,789

		9,376

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CONVERTIBLE BONDS - 26.4% continued
Mining - 3.4%
Kaiser Aluminum Corp.,
4.50%, 4/1/15	$3,447	$5,127
Newmont Mining Corp.,
1.63%, 7/15/17	5,000	5,075
Silver Standard Resources, Inc.,
2.88%, 2/1/33(1) (2)	3,870	2,961

		13,163

Oil&Gas - 0.6%
Alon USA Energy, Inc.,
3.00%, 9/15/18(1) (2)	1,869	2,353

Retail - 1.6%
Regis Corp.,
5.00%, 7/15/14	6,060	6,401

Semiconductors - 2.4%
Intel Corp.,
2.95%, 12/15/35	2,400	2,658
Lam Research Corp.,
1.25%, 5/15/18	5,650	6,872

		9,530

Telecommunications - 1.1%
Comtech Telecommunications Corp.,
3.00%, 5/1/29	3,875	4,093

Total Convertible Bonds (Cost $89,039)		103,608

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 1 .8%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(3) (4)	6,914,557	$6,915

Total Investment Companies (Cost $6,915)		6,915

Total Investments - 99.7% (Cost $292,156)		390,495

Other Assets less Liabilities - 0.3%		1,370

NET ASSETS - 100.0%		$391,865

(1)	Restricted security that has been deemed illiquid. At December 31, 2013, the value of these restricted illiquid securities amounted to approximately $19,210,000 or 4.9% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Alon USA Energy, Inc.,
3.00%, 9/15/18	9/11/13-9/17/13	$1,895

BlackRock Kelso Capital Corp.,
5.50%, 2/15/18	2/13/13	2,530

Chesapeake Energy Corp.,
5.75%	1/18/12-1/27/12	3,850

Ctrip.com International Ltd.,
1.25%, 10/15/18	10/11/13-12/6/13	3,007

InvenSense, Inc.,
1.75%, 11/1/18	11/7/13-11/8/13	3,385

Silver Standard Resources, Inc.,
2.88%, 2/1/33	1/11/13-10/11/13	3,063

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(4)	At March 31, 2013, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $9,994,000 with net sales of approximately $3,079,000 during the nine months ended December 31, 2013.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2013, the industry sectors for the Income Equity Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	12.3%
Consumer Staples	7.5
Energy	11.2
Financials	15.8
Health Care	13.2
Industrials	8.6
Information Technology	20.0
Materials	6.5
Telecommunication Services	2.3
Utilities	2.6

Total	100.0%

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INCOME EQUITY FUND continued	DECEMBER 31, 2013 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of December 31, 2013:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$265,246	(1)	$—		$—	$265,246
Convertible Preferred Stocks
Banks	2,944		—		—	2,944
Computers	5,500		—		—	5,500
Iron/Steel	—		1,821		—	1,821
Oil&Gas	—		4,461		—	4,461
Convertible Bonds	—		103,608	(1)	—	103,608
Investment Companies	6,915		—		—	6,915

Total Investments	$280,605		$109,890		$—	$390,495

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At December 31, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Federal Tax Information:

At December 31, 2013, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$295,775

Gross tax appreciation of investments	$101,107
Gross tax depreciation of investments	(6,387)

Net tax appreciation of investments	$94,720

EQUITY FUNDS     4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY FUND	DECEMBER 31, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.3%
Australia - 2.3%
BHP Billiton Ltd.	62,258	$2,117
Woodside Petroleum Ltd.	56,770	1,973
WorleyParsons Ltd.	123,634	1,833

		5,923

Belgium - 2.0%
Anheuser-Busch InBev N.V.	48,851	5,209

Brazil - 2.7%
Petroleo Brasileiro S.A. ADR*	222,970	3,072
Vale S.A. ADR	267,525	4,080

		7,152

China - 1.6%
Bank of China Ltd., Class H	9,264,420	4,292

Denmark - 1.0%
Novo Nordisk A/S, Class B	14,104	2,598

France - 14.7%
Airbus Group N.V.	41,915	3,231
BNP Paribas S.A.	55,842	4,373
Bouygues S.A.	119,181	4,519
Casino Guichard Perrachon S.A.	30,549	3,531
Danone	47,877	3,454
GDF Suez	143,540	3,387
LVMH Moet Hennessy Louis Vuitton S.A.	22,648	4,146
Societe Generale S.A.	93,097	5,437
Total S.A.	42,046	2,577
Wendel S.A.	27,648	4,031

		38,686

Germany - 14.7%
Allianz S.E. (Registered)	25,568	4,586
Bayer A.G. (Registered)	29,804	4,181
Deutsche Bank A.G. (Registered)	69,721	3,327
GEA Group A.G.	95,908	4,566
Infineon Technologies A.G.	448,832	4,793
Rheinmetall A.G.	72,863	4,496
SAP A.G.	79,986	6,858
Siemens A.G. (Registered)	43,690	5,970

		38,777

Hong Kong - 0.8%
AIA Group Ltd.	392,950	1,981

Italy - 1.1%
Prysmian S.p.A.	107,470	2,771

Japan - 8.5%
Kawasaki Heavy Industries Ltd.	881,450	3,705
KDDI Corp.	71,825	4,430
Kubota Corp.	232,450	3,854
Mitsubishi UFJ Financial Group, Inc.	932,663	6,167
Tokio Marine Holdings, Inc.	124,925	4,184

		22,340

Netherlands - 1.6%
Royal Dutch Shell PLC, Class A	4,497	162
Royal Dutch Shell PLC, Class B	105,873	3,984

		4,146

Norway - 0.5%
TGS Nopec Geophysical Co. ASA	47,707	1,271

Singapore - 1.3%
DBS Group Holdings Ltd.	260,829	3,545

South Korea - 3.1%
Samsung Electronics Co. Ltd.	3,735	4,882
SK Telecom Co. Ltd. ADR	134,465	3,310

		8,192

Spain - 2.4%
Banco Santander S.A.	412,889	3,726
Iberdrola S.A.	420,943	2,692

		6,418

Sweden - 3.7%
Autoliv, Inc.	35,415	3,251
Husqvarna AB, Class B	529,842	3,200
Telefonaktiebolaget LM Ericsson, Class B	268,187	3,284

		9,735

Switzerland - 10.3%
ABB Ltd. (Registered)*	57,298	1,514
Aryzta A.G.*	60,100	4,620
Credit Suisse Group A.G. (Registered)*	103,948	3,191
Givaudan S.A. (Registered)	3,406	4,880
Novartis A.G. (Registered)	76,232	6,101
Roche Holding A.G. (Genusschein)	23,982	6,722

		27,028

United Kingdom - 17.0%
Barclays PLC	1,331,706	6,025
BP PLC	561,619	4,550
Compass Group PLC	179,140	2,872
G4S PLC	509,850	2,218
GlaxoSmithKline PLC	155,857	4,157

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.3% continued
United Kingdom - 17.0% continued
Prudential PLC	274,768	$6,150
Rolls-Royce Holdings PLC*	113,816	2,411
Standard Chartered PLC	164,693	3,711
Vodafone Group PLC*	1,777,731	6,988
WPP PLC	246,259	5,651

		44,733

United States - 5.0%
Carnival Corp.	94,702	3,804
Halliburton Co.	106,109	5,385
Schlumberger Ltd.	44,648	4,024

		13,213
Total Common Stocks(1) (Cost $174,763)		248,010

PREFERRED STOCKS - 4.4%
Brazil - 2.3%
Itau Unibanco Holding S.A. ADR	445,946	6,051

Germany - 2.1%
Volkswagen A.G.	20,237	5,686

Total Preferred Stocks(1) (Cost $10,775)		11,737

INVESTMENT COMPANIES - 0.8%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(2) (3)	2,029,363	2,029

Total Investment Companies (Cost $2,029)		2,029

Total Investments - 99.5% (Cost $187,567)		261,776

Other Assets less Liabilities - 0.5%		1,320

NET ASSETS - 100.0%		$263,096

(1)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	At March 31, 2013, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $5,125,000 with net sales of approximately $3,096,000 during the nine months ended December 31, 2013.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2013, the industry sectors for the International Equity Fund were:

INDUSTRY SECTOR	% OF LONG TERM INVESTMENTS
Consumer Discretionary	11.0%
Consumer Staples	6.5
Energy	11.1
Financials	27.3
Health Care	9.1
Industrials	15.1
Information Technology	7.6
Materials	4.3
Telecommunication Services	5.7
Utilities	2.3

Total	100.0%

At December 31, 2013, the International Equity Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	37.5%
British Pound	18.8
United States Dollar	12.7
Swiss Franc	10.4
Japanese Yen	8.6
All other currencies less than 5%	12.0

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in the portfolio on December 31, 2013 using adjustment factors designed to reflect more accurately the fair value of the securities.The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy, as of December 31, 2013:

EQUITY FUNDS     2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Consumer Discretionary	$7,055	$15,869	$—	$22,924
Consumer Staples	—	16,814	—	16,814
Energy	12,481	16,349	—	28,830
Financials	—	64,726	—	64,726
Health Care	—	23,760	—	23,760
Industrials	—	39,254	—	39,254
Information Technology	—	19,817	—	19,817
Materials	4,080	6,997	—	11,077
Telecommunication Services	3,311	11,418	—	14,729
Utilities	—	6,079	—	6,079
Preferred Stocks
Consumer Discretionary	—	5,686	—	5,686
Financials	6,051	—	—	6,051
Investment Companies	2,029	—	—	2,029

Total Investments	$35,007	$226,769	$—	$261,776

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At December 31, 2013, the Fund had transfers from Level 1 to Level 2 as disclosed below:

Transfers from Level 1 to Level 2

Industry	Value (000S)	Reason
Common Stocks
Financials	$10,351	Valuations at last trade price with foreign fair value adjustments
Industrials	7,559	Valuations at last trade price with foreign fair value adjustments
Information Technology	4,882	Valuations at last trade price with foreign fair value adjustments
Telecommunication Services	4,430	Valuations at last trade price with foreign fair value adjustments

Total	$27,222

U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Federal Tax Information:

At December 31, 2013, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$193,429

Gross tax appreciation of investments	$75,116
Gross tax depreciation of investments	(6,769)

Net tax appreciation of investments	$68,347

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP EQUITY FUND	DECEMBER 31, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%
Aerospace/Defense - 1.1%
Boeing (The) Co.	12,702	$1,734

Agriculture - 1.5%
Philip Morris International, Inc.	25,486	2,221

Apparel - 1.5%
VF Corp.	36,672	2,286

Auto Manufacturers - 1.6%
General Motors Co.*	58,887	2,407

Banks - 10.5%
BB&T Corp.	66,466	2,480
Citigroup, Inc.	64,453	3,359
JPMorgan Chase & Co.	101,745	5,950
Wells Fargo & Co.	89,443	4,061

		15,850

Biotechnology - 3.7%
Amgen, Inc.	12,721	1,452
Celgene Corp.*	11,297	1,909
Gilead Sciences, Inc.*	30,599	2,300

		5,661

Chemicals - 1.6%
Monsanto Co.	21,350	2,488

Computers - 7.5%
Apple, Inc.	12,757	7,158
EMC Corp.	117,302	2,950
Teradata Corp.*	26,575	1,209

		11,317

Cosmetics/Personal Care - 1.0%
Procter & Gamble (The) Co.	17,982	1,464

Diversified Financial Services - 1.4%
IntercontinentalExchange Group, Inc.	9,225	2,075

Electric - 2.3%
Exelon Corp.	64,157	1,757
Southern (The) Co.	43,781	1,800

		3,557

Electrical Components & Equipment - 1.5%
Emerson Electric Co.	32,499	2,281

Electronics - 1.1%
Honeywell International, Inc.	17,833	1,629

Food - 1.0%
Mondelez International, Inc., Class A	43,238	1,526

Healthcare - Products - 3.2%
Baxter International, Inc.	26,002	1,808
CR Bard, Inc.	10,599	1,420
St. Jude Medical, Inc.	25,534	1,582

		4,810

Healthcare - Services - 1.1%
HCA Holdings, Inc.*	33,811	1,613

Household Products/Wares - 1.1%
Church & Dwight Co., Inc.	24,766	1,642

Insurance - 4.6%
American International Group, Inc.	36,503	1,863
CNO Financial Group, Inc.	112,657	1,993
MetLife, Inc.	56,892	3,068

		6,924

Internet - 1.6%
Google, Inc., Class A*	2,175	2,438

Media - 3.8%
Comcast Corp., Class A	39,265	2,041
Twenty-First Century Fox, Inc., Class A	40,484	1,424
Walt Disney (The) Co.	29,349	2,242

		5,707

Metal Fabrication/Hardware - 1.5%
Precision Castparts Corp.	8,749	2,356

Miscellaneous Manufacturing - 4.3%
Danaher Corp.	24,519	1,893
General Electric Co.	164,087	4,599

		6,492

Oil&Gas - 7.4%
BP PLC ADR	39,747	1,932
Chevron Corp.	23,104	2,886
Exxon Mobil Corp.	41,754	4,226
Noble Corp. PLC	58,925	2,208

		11,252

Oil & Gas Services - 3.1%
National Oilwell Varco, Inc.	27,165	2,160
Schlumberger Ltd.	28,109	2,533

		4,693

Pharmaceuticals - 8.5%
Allergan, Inc.	16,377	1,819
Catamaran Corp.*	53,779	2,553
Express Scripts Holding Co.*	45,455	3,193

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1% continued
Pharmaceuticals - 8.5% continued
Jazz Pharmaceuticals PLC*	13,107	$1,659
Pfizer, Inc.	64,655	1,980
Sanofi ADR	30,836	1,654

		12,858

Real Estate Investment Trusts - 1.1%
American Tower Corp.	20,210	1,613

Retail - 10.7%
CVS Caremark Corp.	46,441	3,324
Dick’s Sporting Goods, Inc.	37,102	2,155
Macy’s, Inc.	33,441	1,786
McDonald’s Corp.	17,045	1,654
PetSmart, Inc.	19,895	1,447
Starbucks Corp.	35,578	2,789
TJX Cos., Inc.	49,318	3,143

		16,298

Semiconductors - 4.9%
Intel Corp.	64,225	1,667
NXP Semiconductor N.V.*	59,080	2,714
QUALCOMM, Inc.	41,338	3,069

		7,450

Software - 1.9%
Citrix Systems, Inc.*	16,264	1,029
Oracle Corp.	47,454	1,815

		2,844

Telecommunications - 2.0%
Cisco Systems, Inc.	134,661	3,023

Total Common Stocks (Cost $103,842)		148,509

PREFERRED STOCKS - 0.9%
Banks - 0.9%
Itau Unibanco Holding S.A. ADR	98,308	1,334

Total Preferred Stocks (Cost $1,314)		1,334

INVESTMENT COMPANIES - 1.0%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(1) (2)	1,575,295	1,575

Total Investment Companies (Cost $1,575)		1,575

Total Investments - 100.0% (Cost $106,731)		151,418

Liabilities less Other Assets - 0.0%		(3)

NET ASSETS - 100.0%		$151,415

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(2)	At March 31, 2013, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $1,310,000 with net purchases of approximately $265,000 during the nine months ended December 31, 2013.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2013, the industry sectors for the Large Cap Equity Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	15.6%
Consumer Staples	6.8
Energy	10.6
Financials	18.5
Health Care	16.6
Industrials	9.7
Information Technology	18.1
Materials	1.7
Utilities	2.4

Total	100.0%

EQUITY FUNDS     2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy, as of December 31, 2013:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$148,509	(1)	$—	$—	$148,509
Preferred Stocks	1,334	(1)	—	—	1,334
Investment Companies	1,575		—	—	1,575

Total Investments	$151,418		$—	$—	$151,418

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At December 31, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Federal Tax Information:

At December 31, 2013, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$108,556

Gross tax appreciation of investments	$43,479
Gross tax depreciation of investments	(617)

Net tax appreciation of investments	$42,862

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP GROWTH FUND	DECEMBER 31, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.4%
Aerospace/Defense - 1.7%
Boeing (The) Co.	23,034	$3,144

Apparel - 2.6%
Michael Kors Holdings Ltd.*	21,892	1,778
NIKE, Inc., Class B	36,282	2,853

		4,631

Beverages - 1.9%
PepsiCo, Inc.	42,136	3,495

Biotechnology - 10.4%
Alexion Pharmaceuticals, Inc.*	24,026	3,197
Biogen Idec, Inc.*	13,636	3,815
Celgene Corp.*	33,685	5,691
Gilead Sciences, Inc.*	55,878	4,199
Regeneron Pharmaceuticals, Inc.*	6,384	1,757

		18,659

Chemicals - 3.3%
E.I. du Pont de Nemours & Co.	40,936	2,660
Monsanto Co.	27,602	3,217

		5,877

Commercial Services - 3.4%
Mastercard, Inc., Class A	7,288	6,089

Computers - 5.3%
Apple, Inc.	16,945	9,508

Cosmetics/Personal Care - 1.3%
Estee Lauder (The) Cos., Inc., Class A	30,418	2,291

Distribution/Wholesale - 1.0%
WW Grainger, Inc.	6,735	1,720

Diversified Financial Services - 4.7%
American Express Co.	31,578	2,865
Ameriprise Financial, Inc.	9,513	1,094
IntercontinentalExchange Group, Inc.	10,684	2,403
T Rowe Price Group, Inc.	24,370	2,042

		8,404

Electronics - 0.9%
Trimble Navigation Ltd.*	46,482	1,613

Engineering & Construction - 1.4%
Jacobs Engineering Group, Inc.*	39,924	2,515

Environmental Control - 1.3%
Stericycle, Inc.*	20,373	2,367

Food - 1.4%
Whole Foods Market, Inc.	42,790	2,475

Healthcare - Products - 1.7%
Edwards Lifesciences Corp.*	24,650	1,621
Intuitive Surgical, Inc.*	3,739	1,436

		3,057

Household Products/Wares - 1.0%
Church & Dwight Co., Inc.	27,104	1,796

Internet - 14.6%
Amazon.com, Inc.*	11,350	4,526
eBay, Inc.*	51,137	2,807
Facebook, Inc., Class A*	59,025	3,226
Google, Inc., Class A*	8,538	9,569
LinkedIn Corp., Class A*	9,225	2,000
priceline.com, Inc.*	3,432	3,989
Twitter, Inc.*	2,116	135

		26,252

Machinery - Diversified - 1.3%
Cummins, Inc.	16,704	2,355

Media - 2.0%
Walt Disney (The) Co.	47,073	3,596

Metal Fabrication/Hardware - 2.9%
Precision Castparts Corp.	13,106	3,530
Valmont Industries, Inc.	11,240	1,676

		5,206

Miscellaneous Manufacturing - 3.0%
Danaher Corp.	35,714	2,757
Eaton Corp. PLC	34,999	2,664

		5,421

Oil&Gas - 0.9%
Noble Energy, Inc.	22,899	1,560

Oil & Gas Services - 3.4%
National Oilwell Varco, Inc.	35,422	2,817
Schlumberger Ltd.	36,221	3,264

		6,081

Pharmaceuticals - 5.3%
AbbVie, Inc.	53,590	2,830
BioMarin Pharmaceutical, Inc.*	31,052	2,182
Catamaran Corp.*	37,235	1,768
Express Scripts Holding Co.*	38,536	2,707

		9,487

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP GROWTH FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.4% continued
Real Estate Investment Trusts - 1.3%
American Tower Corp.	29,585	$2,361

Retail - 9.6%
Costco Wholesale Corp.	19,838	2,361
Home Depot (The), Inc.	44,511	3,665
McDonald’s Corp.	22,157	2,150
Panera Bread Co., Class A*	9,814	1,734
Starbucks Corp.	35,915	2,815
Tractor Supply Co.	32,516	2,523
Yum! Brands, Inc.	27,884	2,108

		17,356

Semiconductors - 5.3%
ARM Holdings PLC ADR	53,394	2,923
KLA-Tencor Corp.	20,081	1,294
NXP Semiconductor N.V.*	40,834	1,876
QUALCOMM, Inc.	45,277	3,362

		9,455

Software - 3.1%
Citrix Systems, Inc.*	21,089	1,334
Salesforce.com, Inc.*	77,216	4,261

		5,595

Telecommunications - 1.4%
Verizon Communications, Inc.	53,273	2,618

Transportation - 2.0%
Kansas City Southern	29,560	3,660

Total Common Stocks (Cost $112,335)		178,644

INVESTMENT COMPANIES - 0.6%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(1) (2)	1,113,860	1,114

Total Investment Companies (Cost $1,114)		1,114

Total Investments - 100.0% (Cost $113,449)		179,758

Other Assets less Liabilities - 0.0%		11

NET ASSETS - 100.0%		$179,769

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(2)	At March 31, 2013, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $6,586,000 with net sales of approximately $5,472,000 during the nine months ended December 31, 2013.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2013, the industry sectors for the Large Cap Growth Fund were:

INDUSTRY SECTOR	% OF LONG TERM INVESTMENTS
Consumer Discretionary	17.8%
Consumer Staples	6.9
Energy	4.3
Financials	6.0
Health Care	17.5
Industrials	14.8
Information Technology	28.0
Materials	3.3
Telecommunication Sevices	1.4

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy, as of December 31, 2013:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$178,644	(1)	$—	$—	$178,644
Investment Companies	1,114		—	—	1,114

Total Investments	$179,758		$—	$—	$179,758

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At December 31, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

Federal Tax Information:

At December 31, 2013, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$113,968

Gross tax appreciation of investments	$66,221
Gross tax depreciation of investments	(431)

Net tax appreciation of investments	$65,790

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP VALUE FUND	DECEMBER 31, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%
Aerospace/Defense - 3.7%
Boeing (The) Co.	19,584	$2,673
Northrop Grumman Corp.	12,815	1,469

		4,142

Agriculture - 1.2%
Philip Morris International, Inc.	15,395	1,341

Auto Parts & Equipment - 1.6%
Johnson Controls, Inc.	34,570	1,774

Banks - 12.8%
Bank of New York Mellon (The) Corp.	61,305	2,142
Capital One Financial Corp.	16,150	1,237
Goldman Sachs Group (The), Inc.	19,365	3,433
JPMorgan Chase & Co.	57,070	3,338
PNC Financial Services Group (The), Inc.	16,000	1,241
Wells Fargo & Co.	67,825	3,079

		14,470

Beverages - 1.4%
PepsiCo, Inc.	19,215	1,594

Chemicals - 1.9%
Dow Chemical (The) Co.	48,090	2,135

Commercial Services - 1.0%
ADT (The) Corp.*	27,602	1,117

Computers - 3.4%
EMC Corp.	71,872	1,807
Hewlett-Packard Co.	70,900	1,984

		3,791

Diversified Financial Services - 4.1%
BlackRock, Inc.	7,415	2,346
Invesco Ltd.	61,118	2,225

		4,571

Healthcare - Products - 2.2%
Medtronic, Inc.	42,835	2,458

Healthcare - Services - 1.7%
UnitedHealth Group, Inc.	25,585	1,927

Insurance - 11.1%
Allstate (The) Corp.	51,330	2,800
MetLife, Inc.	64,135	3,458
PartnerRe Ltd.	24,580	2,591
Prudential Financial, Inc.	40,150	3,703

		12,552

Leisure Time - 2.4%
Carnival Corp.	67,973	2,731

Mining - 2.3%
Freeport-McMoRan Copper & Gold, Inc.	68,185	2,573

Miscellaneous Manufacturing - 6.5%
3M Co.	9,710	1,362
General Electric Co.	103,170	2,892
Siemens A.G. ADR	22,025	3,050

		7,304

Oil & Gas - 10.8%
BP PLC ADR	53,645	2,608
Chevron Corp.	23,635	2,952
Ensco PLC, Class A	36,385	2,081
Exxon Mobil Corp.	29,995	3,036
Occidental Petroleum Corp.	15,105	1,436

		12,113

Oil & Gas Services - 4.5%
Baker Hughes, Inc.	50,365	2,783
Schlumberger Ltd.	25,930	2,337

		5,120

Pharmaceuticals - 7.7%
Abbott Laboratories	22,845	875
Johnson & Johnson	29,195	2,674
Merck & Co., Inc.	41,535	2,079
Pfizer, Inc.	100,155	3,068

		8,696

Retail - 5.0%
Coach, Inc.	36,015	2,021
PetSmart, Inc.	25,829	1,879
Target Corp.	27,735	1,755

		5,655

Savings & Loans - 2.1%
New York Community Bancorp, Inc.	139,545	2,351

Semiconductors - 2.6%
Intel Corp.	113,745	2,953

Software - 1.5%
Microsoft Corp.	45,037	1,686

Telecommunications - 6.1%
AT&T, Inc.	63,619	2,237
Cisco Systems, Inc.	104,104	2,337

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP VALUE FUND continued	DECEMBER 31, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6% continued
Telecommunications - 6.1% continued
Vodafone Group PLC ADR	59,715	$2,347

		6,921

Total Common Stocks (Cost $74,722)		109,975

PREFERRED STOCKS - 1 .5%
Banks - 1.5%
Itau Unibanco Holding S.A. ADR	125,640	1,705

Total Preferred Stocks (Cost $1,679)		1,705

INVESTMENT COMPANIES - 0.8%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01% (1) (2)	844,464	844

Total Investment Companies (Cost $844)		844

Total Investments - 99.9% (Cost $77,245)		112,524

Other Assets less Liabilities - 0.1%		143

NET ASSETS - 100.0%		$112,667

(1)	At March 31, 2013, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $990,000 with net sales of approximately $146,000 during the nine months ended December 31, 2013.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2013, the industry sectors for the Large Cap Value Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	9.1%
Consumer Staples	2.6
Energy	15.4
Financials	31.9
Health Care	11.7
Industrials	11.3
Information Technology	9.7
Materials	4.2
Telecommunication Services	4.1

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy, as of December 31, 2013:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$109,975	(1)	$—	$—	$109,975
Preferred Stocks	1,705	(1)	—	—	1,705
Investment Companies	844		—	—	844

Total Investments	$112,524		$—	$—	$112,524

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At December 31, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Federal Tax Information:

At December 31, 2013, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$77,610

Gross tax appreciation of investments	$34,914
Gross tax depreciation of investments	—

Net tax appreciation of investments	$34,914

EQUITY FUNDS     2    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND	DECEMBER 31, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6%
Advertising - 0.0%
Harte-Hanks, Inc.	5,784	$45
Marchex, Inc., Class B	2,671	23

		68

Aerospace/Defense - 1.8%
AAR Corp.	3,286	92
Aerovironment, Inc.*	1,013	30
Alliant Techsystems, Inc.	3,600	438
Astronics Corp.*	2,544	130
Astronics Corp., Class B*	1,230	62
Breeze-Eastern Corp.*	5,455	50
Cubic Corp.	3,353	177
Curtiss-Wright Corp.	4,543	283
Ducommun, Inc.*	2,479	74
Esterline Technologies Corp.*	2,670	272
GenCorp, Inc.*	10,600	191
HEICO Corp.	7,140	414
Kaman Corp.	3,466	138
Kratos Defense & Security Solutions, Inc.*	357	3
LMI Aerospace, Inc.*	1,314	19
Moog, Inc., Class A*	5,036	342
Orbital Sciences Corp.*	8,853	206
SIFCO Industries, Inc.	422	12
Teledyne Technologies, Inc.*	4,467	410

		3,343

Agriculture - 0.4%
Adecoagro S.A.*	725	6
Alico, Inc.	947	37
Alliance One International, Inc.*	8,393	26
Andersons (The), Inc.	2,743	244
Griffin Land & Nurseries, Inc.	153	5
Tejon Ranch Co.*	2,358	87
Universal Corp.	2,927	160
Vector Group Ltd.	6,379	104

		669

Airlines - 0.3%
Allegiant Travel Co.	2,368	250
Hawaiian Holdings, Inc.*	1,483	14
JetBlue Airways Corp.*	20,005	171
Republic Airways Holdings, Inc.*	1,218	13
SkyWest, Inc.	6,499	96

		544

Apparel - 1.2%
Cherokee, Inc.	354	5
Columbia Sportswear Co.	2,090	164
Delta Apparel, Inc.*	1,098	19
G-III Apparel Group Ltd.*	3,790	280
Iconix Brand Group, Inc.*	7,964	316
Jones Group (The), Inc.	8,951	134
Oxford Industries, Inc.	2,359	190
Perry Ellis International, Inc.*	2,102	33
Quiksilver, Inc.*	17,001	149
Skechers U.S.A., Inc., Class A*	3,370	112
Steven Madden Ltd.*	8,376	306
Superior Uniform Group, Inc.	3,036	47
Unifi, Inc.*	2,042	56
Weyco Group, Inc.	865	25
Wolverine World Wide, Inc.	12,654	430

		2,266

Auto Manufacturers - 0.0%
Wabash National Corp.*	6,518	81

Auto Parts & Equipment - 0.9%
American Axle & Manufacturing Holdings, Inc.*	2,364	48
Cooper Tire & Rubber Co.	6,955	167
Dana Holding Corp.	16,530	324
Dorman Products, Inc.*	3,508	197
Gentherm, Inc.*	634	17
Miller Industries, Inc.	2,868	54
Modine Manufacturing Co.*	6,014	77
Remy International, Inc.	4,300	100
Spartan Motors, Inc.	1,067	7
Standard Motor Products, Inc.	3,484	128
Strattec Security Corp.	100	5
Superior Industries International, Inc.	3,878	80
Tenneco, Inc.*	5,620	318
Titan International, Inc.	6,871	124

		1,646

Banks - 7.0%
1st Source Corp.	4,611	147
Access National Corp.	5,400	81
Alliance Bancorp, Inc. of Pennsylvania	367	6
American National Bankshares, Inc.	2,219	58
Ameris Bancorp*	727	15
Ames National Corp.	2,091	47
Arrow Financial Corp.	2,588	69
Bancfirst Corp.	900	50

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6% continued
Banks - 7.0% continued
Banco Latinoamericano de Comercio Exterior S.A., Class E	2,934	$82
Bancorp (The), Inc.*	1,080	19
BancorpSouth, Inc.	8,536	217
Bank of Kentucky Financial Corp.	925	34
Bank of Marin Bancorp	330	14
Bank of South Carolina Corp.	100	2
Bank of the Ozarks, Inc.	3,261	185
Banner Corp.	2,093	94
Bar Harbor Bankshares	1,551	62
BBCN Bancorp, Inc.	10,641	177
BCB Bancorp, Inc.	465	6
Berkshire Bancorp, Inc.	121	1
Boston Private Financial Holdings, Inc.	2,108	27
Bryn Mawr Bank Corp.	4,124	124
Camden National Corp.	732	31
Capital City Bank Group, Inc.*	3,280	39
CapitalSource, Inc.	11,600	167
Cardinal Financial Corp.	902	16
Cass Information Systems, Inc.	2,083	140
Cathay General Bancorp	8,685	232
Center Bancorp, Inc.	4,617	87
Centerstate Banks, Inc.	471	5
Century Bancorp, Inc., Class A	2,120	71
Chemical Financial Corp.	3,782	120
Citizens & Northern Corp.	588	12
City Holding Co.	2,220	103
CoBiz Financial, Inc.	1,244	15
Columbia Banking System, Inc.	5,882	162
Commercial National Financial Corp.	121	2
Community Bank System, Inc.	4,436	176
Community Trust Bancorp, Inc.	2,057	93
CVB Financial Corp.	11,072	189
Eagle Bancorp, Inc.*	3,588	110
Enterprise Bancorp, Inc.	557	12
Enterprise Financial Services Corp.	603	12
Farmers Capital Bank Corp.*	563	12
Fidelity Southern Corp.	1,380	23
Financial Institutions, Inc.	2,994	74
First Bancorp	1,178	20
First Bancorp, Inc.	2,547	44
First Busey Corp.	12,652	73
First Citizens Bancorporation, Inc.	8	5
First Citizens BancShares, Inc., Class A	672	150
First Community Bancshares, Inc.	3,726	62
First Financial Bancorp	5,896	103
First Financial Bankshares, Inc.	3,952	262
First Financial Corp.	2,363	86
First Financial Holdings, Inc.	5,150	343
First Merchants Corp.	921	21
First Midwest Bancorp, Inc.	8,290	145
First of Long Island (The) Corp.	2,138	92
First South Bancorp, Inc.*	322	3
FirstMerit Corp.	10,211	227
FNB Corp.	15,475	195
German American Bancorp, Inc.	311	9
Glacier Bancorp, Inc.	6,517	194
Great Southern Bancorp, Inc.	4,751	144
Guaranty Bancorp	677	10
Hancock Holding Co.	6,251	229
Hanmi Financial Corp.	3,851	84
Hawthorn Bancshares, Inc.	435	5
Heartland Financial USA, Inc.	563	16
Heritage Financial Corp.	457	8
Home BancShares, Inc.	2,744	103
Hudson Valley Holding Corp.	186	4
Iberiabank Corp.	4,111	258
Independent Bank Corp.	2,925	115
International Bancshares Corp.	7,541	199
Jeffersonville Bancorp	114	1
Lakeland Bancorp, Inc.	6,090	75
Lakeland Financial Corp.	880	34
Landmark Bancorp, Inc.	4,200	84
MainSource Financial Group, Inc.	904	16
MB Financial, Inc.	5,037	162
Merchants Bancshares, Inc.	2,361	79
Metro Bancorp, Inc.*	714	15
Middleburg Financial Corp.	1,990	36
MidSouth Bancorp, Inc.	598	11
MidWestOne Financial Group, Inc.	425	12
National Bankshares, Inc.	1,600	59
National Penn Bancshares, Inc.	12,272	139
NBT Bancorp, Inc.	4,197	109
Northrim BanCorp, Inc.	2,551	67
Norwood Financial Corp.	1,851	50
OFG Bancorp	6,171	107
Ohio Valley Banc Corp.	658	15
Old National Bancorp	11,083	170
Pacific Continental Corp.	614	10

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6% continued
Banks - 7.0% continued
PacWest Bancorp	3,945	$167
Park National Corp.	1,651	140
Peapack Gladstone Financial Corp.	471	9
Peoples Bancorp, Inc.	732	16
Peoples Financial Corp.	221	3
Pinnacle Financial Partners, Inc.	3,726	121
Popular, Inc.*	8,837	254
Premier Financial Bancorp, Inc.	651	9
PrivateBancorp, Inc.	6,612	191
Prosperity Bancshares, Inc.	5,959	378
QCR Holdings, Inc.	6,316	110
Renasant Corp.	2,063	65
Republic Bancorp, Inc., Class A	1,564	38
Republic First Bancorp, Inc.*	1,090	3
S&T Bancorp, Inc.	3,885	98
S.Y. Bancorp, Inc.	2,309	74
Sandy Spring Bancorp, Inc.	3,270	92
Seacoast Banking Corp. of Florida*	685	8
Shore Bancshares, Inc.*	632	6
Sierra Bancorp	632	10
Simmons First National Corp., Class A	3,728	139
Southern National Bancorp of Virginia, Inc.	512	5
Southside Bancshares, Inc.	2,556	70
Southwest Bancorp, Inc.*	627	10
StellarOne Corp.	1,036	25
Sterling Financial Corp.	4,736	161
Suffolk Bancorp*	565	12
Sun Bancorp, Inc.*	1,350	5
Susquehanna Bancshares, Inc.	16,043	206
Synovus Financial Corp.	89,316	322
Texas Capital Bancshares, Inc.*	3,904	243
Tompkins Financial Corp.	2,025	104
TowneBank	1,147	18
Trico Bancshares	2,413	68
TrustCo Bank Corp. NY	7,386	53
Trustmark Corp.	5,223	140
UMB Financial Corp.	3,986	256
Umpqua Holdings Corp.	11,721	224
Union First Market Bankshares Corp.	732	18
United Bancorp, Inc.	465	4
United Bankshares, Inc.	4,601	145
United Community Bancorp	471	5
United Community Banks, Inc.*	4,744	84
Univest Corp. of Pennsylvania	454	9
Valley National Bancorp	496	5
ViewPoint Financial Group, Inc.	4,170	114
Washington Banking Co.	457	8
Washington Trust Bancorp, Inc.	2,952	110
Webster Financial Corp.	7,984	249
WesBanco, Inc.	2,078	67
West Bancorporation, Inc.	795	13
Westamerica Bancorporation	2,791	158
Western Alliance Bancorp*	10,643	254
Wilshire Bancorp, Inc.	493	5
Wintrust Financial Corp.	4,058	187
Yadkin Financial Corp.*	525	9

		13,177

Beverages - 0.3%
Boston Beer (The) Co., Inc., Class A*	1,132	274
Coca-Cola Bottling Co. Consolidated	1,445	106
Craft Brew Alliance, Inc.*	6,145	101
Farmer Bros. Co.*	5,589	130
National Beverage Corp.*	2,406	48

		659

Biotechnology - 2.1%
Acorda Therapeutics, Inc.*	5,315	155
Aegerion Pharmaceuticals, Inc.*	4,217	299
Arena Pharmaceuticals, Inc.*	4,157	24
Cambrex Corp.*	17,832	318
Celldex Therapeutics, Inc.*	6,123	148
Charles River Laboratories International, Inc.*	5,699	302
Curis, Inc.*	1,668	5
Emergent Biosolutions, Inc.*	6,316	145
Exact Sciences Corp.*	5,000	59
Exelixis, Inc.*	11,597	71
Harvard Bioscience, Inc.*	1,797	9
ImmunoGen, Inc.*	4,442	65
Immunomedics, Inc.*	14,372	66
Insmed, Inc.*	6,129	104
Intercept Pharmaceuticals, Inc.*	2,100	144
InterMune, Inc.*	10,930	161
KYTHERA Biopharmaceuticals, Inc.*	3,200	119
Lexicon Pharmaceuticals, Inc.*	1,547	3
Ligand Pharmaceuticals, Inc., Class B*	5,323	280
Maxygen, Inc.(1)	2,429	—
Medicines (The) Co.*	6,766	261
Momenta Pharmaceuticals, Inc.*	9,913	175

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6% continued
Biotechnology - 2.1% continued
Myriad Genetics, Inc.*	1,931	$41
Novavax, Inc.*	2,370	12
NPS Pharmaceuticals, Inc.*	11,646	354
PDL BioPharma, Inc.	17,339	146
Puma Biotechnology, Inc.*	2,900	300
Repligen Corp.*	3,318	45
RTI Surgical, Inc.*	3,308	12
Sangamo Biosciences, Inc.*	11,303	157
Spectrum Pharmaceuticals, Inc.*	6,505	58

		4,038

Building Materials - 1.2%
AAON, Inc.	4,824	154
Apogee Enterprises, Inc.	5,862	211
Builders FirstSource, Inc.*	1,671	12
Comfort Systems USA, Inc.	5,776	112
Drew Industries, Inc.	5,285	271
Gibraltar Industries, Inc.*	1,248	23
Griffon Corp.	5,614	74
Headwaters, Inc.*	10,503	103
Louisiana-Pacific Corp.*	15,895	294
LSI Industries, Inc.	928	8
NCI Building Systems, Inc.*	171	3
Nortek, Inc.*	100	7
Quanex Building Products Corp.	3,404	68
Simpson Manufacturing Co., Inc.	4,003	147
Texas Industries, Inc.*	3,495	240
Trex Co., Inc.*	2,931	233
Universal Forest Products, Inc.	2,652	138
USG Corp.*	5,872	167

		2,265

Chemicals - 2.1%
A. Schulman, Inc.	4,305	152
Aceto Corp.	12,563	314
American Vanguard Corp.	3,228	78
Axiall Corp.	3,937	187
Balchem Corp.	3,313	195
Chemtura Corp.*	10,654	297
Ferro Corp.*	13,274	170
H.B. Fuller Co.	5,793	301
Hawkins, Inc.	2,127	79
Innophos Holdings, Inc.	2,974	145
Innospec, Inc.	4,860	225
Intrepid Potash, Inc.*	6,000	95
KMG Chemicals, Inc.	4,190	71
Kraton Performance Polymers, Inc.*	3,510	81
Landec Corp.*	2,415	29
Minerals Technologies, Inc.	3,972	239
Oil-Dri Corp. of America	185	7
Olin Corp.	10,192	294
OM Group, Inc.*	4,239	154
OMNOVA Solutions, Inc.*	11,226	102
PolyOne Corp.	792	28
Quaker Chemical Corp.	2,957	228
Sensient Technologies Corp.	5,549	269
Stepan Co.	3,384	222
Zep, Inc.	3,113	57
Zoltek Cos., Inc.*	1,955	33

		4,052

Coal - 0.1%
Alpha Natural Resources, Inc.*	12,800	91
SunCoke Energy, Inc.*	7,900	180
Westmoreland Coal Co.*	489	10

		281

Commercial Services - 6.6%
Aaron’s, Inc.	1,012	30
ABM Industries, Inc.	7,442	213
Advisory Board (The) Co.*	4,678	298
Albany Molecular Research, Inc.*	8,687	88
American Public Education, Inc.*	2,652	115
AMN Healthcare Services, Inc.*	4,800	71
ARC Document Solutions, Inc.*	2,439	20
Ascent Capital Group, Inc., Class A*	2,090	179
Barrett Business Services, Inc.	732	68
Bridgepoint Education, Inc.*	2,383	42
Brink’s (The) Co.	6,728	230
Capella Education Co.	2,600	173
Cardtronics, Inc.*	4,251	185
CBIZ, Inc.*	7,530	69
CDI Corp.	1,159	21
Chemed Corp.	3,352	257
Collectors Universe, Inc.	8,529	146
Consolidated Graphics, Inc.*	1,555	105
Convergys Corp.	12,453	262
CoreLogic, Inc.*	9,914	352
Corporate Executive Board (The) Co.	4,399	341
Corvel Corp.*	4,288	200

EQUITY FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6% continued
Commercial Services - 6.6% continued
CoStar Group, Inc.*	3,318	$612
CRA International, Inc.*	2,436	48
Cross Country Healthcare, Inc.*	2,093	21
Deluxe Corp.	4,859	254
DeVry Education Group, Inc.	4,800	170
Electro Rent Corp.	5,078	94
Ennis, Inc.	4,021	71
Euronet Worldwide, Inc.*	6,239	299
ExamWorks Group, Inc.*	6,705	200
ExlService Holdings, Inc.*	3,447	95
Forrester Research, Inc.	3,670	140
Franklin Covey Co.*	776	15
FTI Consulting, Inc.*	4,135	170
Global Cash Access Holdings, Inc.*	4,013	40
Grand Canyon Education, Inc.*	4,700	205
Great Lakes Dredge & Dock Corp.*	3,118	29
H&E Equipment Services, Inc.*	1,885	56
Hackett Group (The), Inc.	1,985	12
Healthcare Services Group, Inc.	7,400	210
Heartland Payment Systems, Inc.	4,197	209
HMS Holdings Corp.*	10,342	235
Huron Consulting Group, Inc.*	2,452	154
ICF International, Inc.*	1,186	41
Information Services Group, Inc.*	2,379	10
Insperity, Inc.	3,436	124
Intersections, Inc.	938	7
K12, Inc.*	5,545	121
Kelly Services, Inc., Class A	4,273	107
Kforce, Inc.	4,730	97
Korn/Ferry International*	4,494	117
Landauer, Inc.	2,743	144
Live Nation Entertainment, Inc.*	12,684	251
Mac-Gray Corp.	1,538	33
Matthews International Corp., Class A	3,790	162
MAXIMUS, Inc.	11,998	528
McGrath RentCorp	3,559	142
Medifast, Inc.*	454	12
MoneyGram International, Inc.*	234	5
Monro Muffler Brake, Inc.	3,496	197
Multi-Color Corp.	2,573	97
National Research Corp., Class A*	6,390	120
National Research Corp., Class B	1,115	39
Navigant Consulting, Inc.*	5,940	114
Odyssey Marine Exploration, Inc.*	2,982	6
On Assignment, Inc.*	6,417	224
PAREXEL International Corp.*	6,846	309
PDI, Inc.*	16,416	79
Pendrell Corp.*	33,151	67
PHH Corp.*	5,799	141
Providence Service (The) Corp.*	4,681	120
Rent-A-Center, Inc.	5,912	197
Sotheby’s	6,283	334
SP Plus Corp.*	3,892	101
StarTek, Inc.*	780	5
Steiner Leisure Ltd.*	1,198	59
Strayer Education, Inc.*	1,300	45
Team, Inc.*	2,911	123
TeleTech Holdings, Inc.*	5,926	142
Tree.com, Inc.*	1,500	49
TrueBlue, Inc.*	4,035	104
Valassis Communications, Inc.	5,023	172
Viad Corp.	3,723	103
VistaPrint N.V.*	3,881	221
Volt Information Sciences, Inc.*	2,231	22
WEX, Inc.*	5,462	541

		12,436

Computers - 2.1%
Agilysys, Inc.*	7,402	103
Astro-Med, Inc.	563	8
CACI International, Inc., Class A*	3,189	233
CIBER, Inc.*	5,213	22
Computer Services, Inc.	2,024	67
Computer Task Group, Inc.	2,897	55
Cray, Inc.*	3,259	89
Datalink Corp.*	4,559	50
Digimarc Corp.	1,990	38
Electronics For Imaging, Inc.*	5,600	217
iGATE Corp.*	4,859	195
Immersion Corp.*	1,674	17
Insight Enterprises, Inc.*	6,105	139
j2 Global, Inc.	6,402	320
Lexmark International, Inc., Class A	7,600	270
LivePerson, Inc.*	6,028	89
Manhattan Associates, Inc.*	3,245	381
Mattersight Corp.*	1,358	7
Mentor Graphics Corp.	9,412	227
MTS Systems Corp.	3,520	251
Netscout Systems, Inc.*	5,486	162

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6% continued
Computers - 2.1% continued
PAR Technology Corp.*	3,219	$18
Qumu Corp.*	212	3
Riverbed Technology, Inc.*	906	16
Silicon Graphics International Corp.*	4,651	62
Spansion, Inc., Class A*	3,395	47
Super Micro Computer, Inc.*	4,039	69
Sykes Enterprises, Inc.*	8,564	187
Synaptics, Inc.*	4,108	213
Syntel, Inc.	3,533	321
Transact Technologies, Inc.	651	8
Unisys Corp.*	3,715	125
Virtusa Corp.*	740	28
Vocera Communications, Inc.*	2,100	33

		4,070

Cosmetics/Personal Care - 0.1%
Elizabeth Arden, Inc.*	3,243	115
Inter Parfums, Inc.	4,096	147
Revlon, Inc., Class A*	454	11

		273

Distribution/Wholesale - 1.1%
Beacon Roofing Supply, Inc.*	5,787	233
BlueLinx Holdings, Inc.*	2,812	5
Core-Mark Holding Co., Inc.	1,123	85
Houston Wire & Cable Co.	1,544	21
MWI Veterinary Supply, Inc.*	1,607	274
Owens & Minor, Inc.	6,797	248
Pool Corp.	5,591	325
Rentrak Corp.*	2,207	84
ScanSource, Inc.*	4,003	170
Titan Machinery, Inc.*	632	11
United Stationers, Inc.	5,964	274
Watsco, Inc.	3,119	300

		2,030

Diversified Financial Services - 2.3%
Aircastle Ltd.	3,704	71
Arlington Asset Investment Corp., Class A	454	12
BGC Partners, Inc., Class A	1,530	9
Calamos Asset Management, Inc., Class A	1,513	18
California First National Bancorp	1,406	21
Cohen & Steers, Inc.	2,559	103
Credit Acceptance Corp.*	2,642	343
DFC Global Corp.*	4,062	47
Diamond Hill Investment Group, Inc.	877	104
Ellie Mae, Inc.*	3,900	105
Encore Capital Group, Inc.*	3,788	190
Evercore Partners, Inc., Class A	3,235	193
FBR & Co.*	955	25
Federal Agricultural Mortgage Corp., Class C	100	3
Financial Engines, Inc.	3,897	271
GAMCO Investors, Inc., Class A	2,067	180
GFI Group, Inc.	8,594	34
Home Loan Servicing Solutions Ltd.	2,900	67
Interactive Brokers Group, Inc., Class A	6,396	156
INTL. FCStone, Inc.*	3,385	63
Investment Technology Group, Inc.*	7,952	163
Janus Capital Group, Inc.	17,812	220
JMP Group, Inc.	644	5
MarketAxess Holdings, Inc.	3,976	266
MicroFinancial, Inc.	1,682	14
Nelnet, Inc., Class A	5,023	212
NewStar Financial, Inc.*	1,344	24
Outerwall, Inc.*	3,440	231
Piper Jaffray Cos.*	2,191	87
Portfolio Recovery Associates, Inc.*	5,718	302
Pzena Investment Management, Inc., Class A	3,421	40
Siebert Financial Corp.*	758	1
Stifel Financial Corp.*	5,514	264
SWS Group, Inc.*	1,990	12
Virtus Investment Partners, Inc.*	756	151
Walter Investment Management Corp.*	5,108	181
Westwood Holdings Group, Inc.	422	26
World Acceptance Corp.*	2,639	231

		4,445

Electric - 1.8%
ALLETE, Inc.	4,201	210
Avista Corp.	7,671	216
Black Hills Corp.	4,845	255
Cleco Corp.	6,927	323
El Paso Electric Co.	5,461	192
Empire District Electric Co.	4,445	101
IDACORP, Inc.	6,390	331
MGE Energy, Inc.	2,327	135
NorthWestern Corp.	4,003	173
Ormat Technologies, Inc.	1,191	32
Otter Tail Corp.	3,895	114

EQUITY FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6% continued
Electric - 1.8% continued
Pike Corp.*	7,274	$77
PNM Resources, Inc.	11,190	270
Portland General Electric Co.	9,315	281
UIL Holdings Corp.	5,966	231
Unitil Corp.	2,948	90
UNS Energy Corp.	4,942	296

		3,327

Electrical Components & Equipment - 1.5%
Acuity Brands, Inc.	4,870	532
Advanced Energy Industries, Inc.*	7,710	176
Belden, Inc.	5,983	422
Encore Wire Corp.	1,171	63
EnerSys, Inc.	4,849	340
Espey Manufacturing & Electronics Corp.	3,300	108
Generac Holdings, Inc.	2,297	130
General Cable Corp.	5,686	167
Graham Corp.	2,021	73
Insteel Industries, Inc.	1,500	34
Littelfuse, Inc.	2,408	224
Orion Energy Systems, Inc.*	1,050	7
Powell Industries, Inc.	2,381	160
PowerSecure International, Inc.*	1,080	19
SL Industries, Inc.	739	20
SunPower Corp.*	5,856	175
Ultralife Corp.*	1,821	6
Universal Display Corp.*	4,394	151

		2,807

Electronics - 2.5%
American Science & Engineering, Inc.	1,560	112
Analogic Corp.	2,039	181
Badger Meter, Inc.	2,910	159
Bel Fuse, Inc., Class B	1,214	26
Benchmark Electronics, Inc.*	5,199	120
Brady Corp., Class A	6,672	206
Checkpoint Systems, Inc.*	5,169	81
Coherent, Inc.*	2,849	212
CTS Corp.	5,665	113
Electro Scientific Industries, Inc.	4,747	50
ESCO Technologies, Inc.	2,932	100
FARO Technologies, Inc.*	3,744	218
FEI Co.	4,382	392
II-VI, Inc.*	5,071	89
Itron, Inc.*	3,761	156
Measurement Specialties, Inc.*	2,513	152
Mesa Laboratories, Inc.	1,469	115
Methode Electronics, Inc.	6,109	209
MOCON, Inc.	5,420	86
Newport Corp.*	5,617	101
NVE Corp.*	1,230	72
OSI Systems, Inc.*	2,204	117
Park Electrochemical Corp.	3,787	109
Plexus Corp.*	3,945	171
Rofin-Sinar Technologies, Inc.*	4,165	113
Rogers Corp.*	2,800	172
Sanmina Corp.*	10,167	170
Sparton Corp.*	652	18
Stoneridge, Inc.*	803	10
Taser International, Inc.*	3,263	52
Transcat, Inc.*	83	1
Viasystems Group, Inc.*	2,843	39
Vishay Intertechnology, Inc.*	14,406	191
Vishay Precision Group, Inc.*	165	2
Watts Water Technologies, Inc., Class A	3,655	226
Woodward, Inc.	8,065	368
Zygo Corp.*	1,058	16

		4,725

Energy - Alternate Sources - 0.2%
Clean Energy Fuels Corp.*	4,072	52
FutureFuel Corp.	2,500	40
Green Plains Renewable Energy, Inc.	3,263	63
REX American Resources Corp.*	4,473	200

		355

Engineering & Construction - 0.8%
Aegion Corp.*	5,615	123
Argan, Inc.	4,982	137
Dycom Industries, Inc.*	5,739	159
EMCOR Group, Inc.	7,535	320
Exponent, Inc.	2,526	196
Granite Construction, Inc.	5,631	197
Integrated Electrical Services, Inc.*	1,238	7
MasTec, Inc.*	6,375	209
MYR Group, Inc.*	2,005	50
Orion Marine Group, Inc.*	917	11
Sterling Construction Co., Inc.*	354	4
VSE Corp.	1,311	63

		1,476

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6% continued
Entertainment - 1.1%
Carmike Cinemas, Inc.*	805	$22
Churchill Downs, Inc.	1,905	171
DreamWorks Animation SKG, Inc., Class A*	7,524	267
International Speedway Corp., Class A	3,955	140
Isle of Capri Casinos, Inc.*	7,782	70
Lakes Entertainment, Inc.*	3,001	12
Marriott Vacations Worldwide Corp.*	3,100	164
Multimedia Games Holding Co., Inc.*	1,338	42
National CineMedia, Inc.	3,895	78
Pinnacle Entertainment, Inc.*	6,870	179
Reading International, Inc., Class A*	923	7
Rick’s Cabaret International, Inc.*	5,233	61
Scientific Games Corp., Class A*	7,048	119
Six Flags Entertainment Corp.	10,008	368
Speedway Motorsports, Inc.	1,815	36
Vail Resorts, Inc.	3,473	261

		1,997

Environmental Control - 0.5%
Calgon Carbon Corp.*	7,213	148
Ceco Environmental Corp.	153	2
Darling International, Inc.*	13,315	278
Heritage-Crystal Clean, Inc.*	465	10
Mine Safety Appliances Co.	3,081	158
Sharps Compliance Corp.*	1,737	8
Tetra Tech, Inc.*	6,487	182
TRC Cos., Inc.*	1,548	11
US Ecology, Inc.	3,713	138

		935

Food - 2.2%
Amcon Distributing Co.	415	32
Arden Group, Inc., Class A	951	120
B&G Foods, Inc.	7,474	254
Boulder Brands, Inc.*	1,210	19
Bridgford Foods Corp.*	342	3
Calavo Growers, Inc.	454	14
Cal-Maine Foods, Inc.	2,468	149
Chiquita Brands International, Inc.*	5,210	61
Fresh Del Monte Produce, Inc.	4,035	114
Fresh Market (The), Inc.*	3,029	123
Golden Enterprises, Inc.	424	2
Hain Celestial Group (The), Inc.*	4,572	415
Harris Teeter Supermarkets, Inc.	5,710	282
Ingles Markets, Inc., Class A	3,234	88
J&J Snack Foods Corp.	2,518	223
Lancaster Colony Corp.	2,072	183
Lifeway Foods, Inc.	277	4
Post Holdings, Inc.*	3,400	168
Sanderson Farms, Inc.	2,338	169
Seaboard Corp.	52	145
Seneca Foods Corp., Class A*	277	9
Snyders-Lance, Inc.	5,160	148
Spartan Stores, Inc.	5,109	124
SUPERVALU, Inc.*	22,945	167
Tootsie Roll Industries, Inc.	4,527	147
TreeHouse Foods, Inc.*	4,903	338
United Natural Foods, Inc.*	5,667	427
Village Super Market, Inc., Class A	1,164	36
Weis Markets, Inc.	2,963	156

		4,120

Forest Products & Paper - 0.7%
Clearwater Paper Corp.*	2,674	140
Deltic Timber Corp.	1,432	97
KapStone Paper and Packaging Corp.*	4,463	249
Neenah Paper, Inc.	5,250	225
Orchids Paper Products Co.	454	15
PH Glatfelter Co.	7,586	210
Resolute Forest Products, Inc.*	7,741	124
Schweitzer-Mauduit International, Inc.	5,158	265
Wausau Paper Corp.	3,132	40

		1,365

Gas - 0.9%
Chesapeake Utilities Corp.	2,556	154
Delta Natural Gas Co., Inc.	184	4
Laclede Group (The), Inc.	2,487	113
New Jersey Resources Corp.	4,711	218
Northwest Natural Gas Co.	3,623	155
Piedmont Natural Gas Co., Inc.	7,269	241
RGC Resources, Inc.	543	10
South Jersey Industries, Inc.	3,377	189
Southwest Gas Corp.	5,670	317
WGL Holdings, Inc.	6,014	241

		1,642

Hand/Machine Tools - 0.1%
Franklin Electric Co., Inc.	5,486	245

Healthcare - Products - 4.2%
Abaxis, Inc.*	2,796	112

EQUITY FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6% continued
Healthcare - Products - 4.2% continued
ABIOMED, Inc.*	5,927	$158
Accuray, Inc.*	538	5
Affymetrix, Inc.*	5,625	48
Alere, Inc.*	8,800	319
Align Technology, Inc.*	7,912	452
Alphatec Holdings, Inc.*	1,344	3
AngioDynamics, Inc.*	7,863	135
ArthroCare Corp.*	4,270	172
AtriCure, Inc.*	1,966	37
Atrion Corp.	508	151
Baxano Surgical, Inc.*	1,786	2
BioTelemetry, Inc.*	1,210	10
Bovie Medical Corp.*	1,160	2
Bruker Corp.*	6,913	137
Cantel Medical Corp.	6,956	236
Cardiovascular Systems, Inc.*	4,762	163
Cepheid, Inc.*	8,169	382
Chindex International, Inc.*	4,273	74
CONMED Corp.	3,826	163
CryoLife, Inc.	923	10
Cutera, Inc.*	4,310	44
Cyberonics, Inc.*	3,125	205
Cynosure, Inc., Class A*	6,090	162
Daxor Corp.	522	4
DexCom, Inc.*	2,038	72
Digirad Corp.	1,644	6
Endologix, Inc.*	3,840	67
Exactech, Inc.*	5,672	135
Female Health (The) Co.	773	7
Genomic Health, Inc.*	2,100	61
Greatbatch, Inc.*	4,190	185
Haemonetics Corp.*	6,984	294
Hanger, Inc.*	4,395	173
Hansen Medical, Inc.*	1,520	3
Harvard Apparatus Regenerative Technology, Inc.*	449	2
Hill-Rom Holdings, Inc.	4,800	198
ICU Medical, Inc.*	2,481	158
Insulet Corp.*	1,776	66
Integra LifeSciences Holdings Corp.*	2,983	142
Iridex Corp.*	100	1
LeMaitre Vascular, Inc.	11,223	90
Luminex Corp.*	4,897	95
Masimo Corp.*	6,598	193
Medical Action Industries, Inc.*	5,484	47
Merge Healthcare, Inc.*	1,663	4
Meridian Bioscience, Inc.	4,029	107
Merit Medical Systems, Inc.*	6,586	104
Natus Medical, Inc.*	8,282	186
NuVasive, Inc.*	7,498	242
NxStage Medical, Inc.*	4,160	42
OraSure Technologies, Inc.*	10,534	66
Orthofix International N.V.*	3,735	85
Quidel Corp.*	5,217	161
Rockwell Medical, Inc.*	917	10
Span-America Medical Systems, Inc.	2,086	43
Spectranetics Corp.*	4,673	117
STERIS Corp.	6,209	298
SurModics, Inc.*	4,642	113
Symmetry Medical, Inc.*	8,443	85
Thoratec Corp.*	6,145	225
United-Guardian, Inc.	460	13
Utah Medical Products, Inc.	2,064	118
Vascular Solutions, Inc.*	4,503	104
Volcano Corp.*	5,473	120
West Pharmaceutical Services, Inc.	8,876	435
Wright Medical Group, Inc.*	4,677	144

		8,003

Healthcare - Services - 2.1%
Addus HomeCare Corp.*	5,512	124
Air Methods Corp.*	5,561	324
Alliance HealthCare Services, Inc.*	6,382	158
Almost Family, Inc.*	4,230	137
Amsurg Corp.*	4,247	195
Bio-Reference Labs, Inc.*	5,024	128
Capital Senior Living Corp.*	3,266	78
Centene Corp.*	5,573	329
Emeritus Corp.*	5,006	108
Ensign Group (The), Inc.	3,919	173
Gentiva Health Services, Inc.*	7,000	87
HealthSouth Corp.	10,315	344
Healthways, Inc.*	4,800	74
IPC The Hospitalist Co., Inc.*	2,642	157
Kindred Healthcare, Inc.	6,316	125
LHC Group, Inc.*	2,793	67
LifePoint Hospitals, Inc.*	5,300	280
Magellan Health Services, Inc.*	3,985	239
Medcath Corp.(2) *	7,953	—
Molina Healthcare, Inc.*	3,958	138

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6% continued
Healthcare - Services - 2.1% continued
National Healthcare Corp.	2,960	$160
Skilled Healthcare Group, Inc., Class A*	12,164	58
Triple-S Management Corp., Class B*	5,993	116
U.S. Physical Therapy, Inc.	3,376	119
WellCare Health Plans, Inc.*	4,818	339

		4,057

Holding Companies - Diversified - 0.1%
Harbinger Group, Inc.*	10,336	123
Resource America, Inc., Class A	1,529	14

		137

Home Builders - 0.9%
AMREP Corp.*	5,193	36
Beazer Homes USA, Inc.*	156	4
Brookfield Residential Properties, Inc.*	11,618	281
Cavco Industries, Inc.*	2,461	169
Hovnanian Enterprises, Inc., Class A*	1,350	9
KB Home	6,807	124
M/I Homes, Inc.*	2,110	54
MDC Holdings, Inc.	5,779	186
Meritage Homes Corp.*	4,414	212
Nobility Homes, Inc.*	858	8
Ryland Group (The), Inc.	4,003	174
Standard Pacific Corp.*	7,500	68
Thor Industries, Inc.	4,091	226
Winnebago Industries, Inc.*	3,694	101

		1,652

Home Furnishings - 0.7%
American Woodmark Corp.*	2,946	116
Daktronics, Inc.	8,656	136
Emerson Radio Corp.*	2,592	5
Ethan Allen Interiors, Inc.	4,308	131
Flexsteel Industries, Inc.	4,302	132
Hooker Furniture Corp.	4,613	77
iRobot Corp.*	2,838	99
Kimball International, Inc., Class B	2,871	43
La-Z-Boy, Inc.	6,679	207
Select Comfort Corp.*	5,835	123
Stanley Furniture Co., Inc.*	1,105	4
TiVo, Inc.*	7,963	105
Universal Electronics, Inc.*	1,181	45
VOXX International Corp.*	763	13

		1,236

Household Products/Wares - 0.4%
ACCO Brands Corp.*	8,898	60
Central Garden and Pet Co., Class A*	3,449	23
CSS Industries, Inc.	1,191	34
Helen of Troy Ltd.*	3,546	176
Spectrum Brands Holdings, Inc.	2,800	198
WD-40 Co.	3,111	232

		723

Insurance - 3.5%
American Equity Investment Life Holding Co.	7,441	196
AMERISAFE, Inc.	3,031	128
Amtrust Financial Services, Inc.	4,434	145
Argo Group International Holdings Ltd.	3,777	176
Atlantic American Corp.	6,501	27
Baldwin & Lyons, Inc., Class B	2,846	78
Citizens, Inc.*	9,548	84
CNO Financial Group, Inc.	22,070	390
Crawford & Co., Class B	13,444	124
Donegal Group, Inc., Class A	1,246	20
Eastern Insurance Holdings, Inc.	1,002	25
eHealth, Inc.*	4,009	186
EMC Insurance Group, Inc.	4,519	138
Employers Holdings, Inc.	5,233	166
Endurance Specialty Holdings Ltd.	4,410	259
FBL Financial Group, Inc., Class A	1,589	71
First Acceptance Corp.*	2,414	5
First American Financial Corp.	9,033	255
GAINSCO, Inc.*	614	5
Global Indemnity PLC*	459	12
Greenlight Capital Re Ltd., Class A*	3,400	115
Hallmark Financial Services, Inc.*	640	6
Hanover Insurance Group (The), Inc.	5,455	326
Hilltop Holdings, Inc.*	2,253	52
Horace Mann Educators Corp.	3,212	101
Independence Holding Co.	746	10
Infinity Property & Casualty Corp.	2,227	160
Investors Title Co.	1,622	131
Kansas City Life Insurance Co.	1,595	76
Kemper Corp.	4,408	180
Maiden Holdings Ltd.	164	2
Meadowbrook Insurance Group, Inc.	2,883	20
MGIC Investment Corp.*	17,480	148
Montpelier Re Holdings Ltd.	7,701	224
National Interstate Corp.	2,645	61

EQUITY FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6% continued
Insurance - 3.5% continued
National Western Life Insurance Co., Class A	463	$103
Navigators Group (The), Inc.*	1,100	69
OneBeacon Insurance Group Ltd., Class A	3,395	54
Phoenix (The) Cos., Inc.*	253	16
Platinum Underwriters Holdings Ltd.	4,103	251
Primerica, Inc.	4,874	209
Primus Guaranty Ltd.*	1,524	12
Protective Life Corp.	8,170	414
Radian Group, Inc.	11,559	163
RLI Corp.	2,528	246
Safety Insurance Group, Inc.	2,023	114
Selective Insurance Group, Inc.	4,729	128
StanCorp Financial Group, Inc.	4,414	292
Stewart Information Services Corp.	4,172	135
Symetra Financial Corp.	8,441	160
Tower Group International Ltd.	1	—
Unico American Corp.*	114	1
United Fire Group, Inc.	4,020	115
Universal Insurance Holdings, Inc.	1,237	18

		6,602

Internet-2.1%
1-800-Flowers.com, Inc., Class A*	2,808	15
AOL, Inc.*	6,145	287
Blucora, Inc.*	2,410	70
Blue Nile, Inc.*	2,822	133
BroadSoft, Inc.*	2,978	81
Cogent Communications Group, Inc.	6,212	251
comScore, Inc.*	2,489	71
Dealertrack Technologies, Inc.*	5,786	278
eGain Corp.*	8,800	90
ePlus, Inc.*	3,370	192
FTD Cos., Inc.*	3,046	99
Global Sources Ltd.*	3,322	27
HealthStream, Inc.*	3,889	128
ICG Group, Inc.*	7,376	137
Internap Network Services Corp.*	3,114	23
iPass, Inc.*	1,489	2
Lionbridge Technologies, Inc.*	2,108	13
Liquidity Services, Inc.*	3,521	80
Move, Inc.*	1,986	32
Move, Inc. - (Fractional Shares)*	25,000	—
NIC, Inc.	6,721	167
OpenTable, Inc.*	2,546	202
Orbitz Worldwide, Inc.*	2,462	18
Overstock.com, Inc.*	732	23
PC-Tel, Inc.	1,058	10
Perficient, Inc.*	2,436	57
Reis, Inc.*	1,941	37
Saba Software, Inc.*	1,250	15
Safeguard Scientifics, Inc.*	2,408	48
Sapient Corp.*	14,392	250
Shutterfly, Inc.*	3,162	161
SPS Commerce, Inc.*	1,100	72
Stamps.com, Inc.*	4,128	174
support.com, Inc.*	2,249	9
Travelzoo, Inc.*	2,939	63
Trulia, Inc.*	414	15
United Online, Inc.	2,176	30
Unwired Planet, Inc.*	2,425	3
ValueClick, Inc.*	8,021	188
VASCO Data Security International, Inc.*	2,430	19
VirnetX Holding Corp.*	2,104	41
Web.com Group, Inc.*	5,202	165
WebMD Health Corp.*	5,895	233
XO Group, Inc.*	500	7
Zix Corp.*	2,688	12

		4,028

Investment Companies - 0.4%
BlackRock Kelso Capital Corp.	8,855	83
Capital Southwest Corp.	2,788	97
Fifth Street Finance Corp.	11,800	109
Gladstone Investment Corp.	918	7
Hercules Technology Growth Capital, Inc.	2,249	37
KCAP Financial, Inc.	1,228	10
Main Street Capital Corp.	1,491	49
MCG Capital Corp.	3,836	17
Medallion Financial Corp.	636	9
NGP Capital Resources Co.	660	5
PennantPark Investment Corp.	902	11
Prospect Capital Corp.	16,159	181
Solar Capital Ltd.	4,604	104
Solar Senior Capital Ltd.	400	7
TICC Capital Corp.	1,080	11
Triangle Capital Corp.	2,663	74

		811

NORTHERN FUNDS QUARTERLY REPORT    11    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6% continued
Iron/Steel - 0.2%
Commercial Metals Co.	12,664	$257
Shiloh Industries, Inc.*	1,218	24
Universal Stainless & Alloy Products, Inc.*	2,219	80

		361

Leisure Time - 0.6%
Arctic Cat, Inc.	2,943	168
Bowl America, Inc., Class A	460	7
Brunswick Corp.	9,820	452
Callaway Golf Co.	8,936	75
Interval Leisure Group, Inc.	5,529	171
Johnson Outdoors, Inc., Class A	2,972	80
Life Time Fitness, Inc.*	4,472	210
Marine Products Corp.	2,110	21
Town Sports International Holdings, Inc.	2,568	38

		1,222

Lodging - 0.1%
Boyd Gaming Corp.*	935	10
Marcus (The) Corp.	1,941	26
Monarch Casino & Resort, Inc.*	742	15
Morgans Hotel Group Co.*	6,591	54
Orient-Express Hotels Ltd., Class A*	5,320	80
Red Lion Hotels Corp.*	920	6

		191

Machinery - Construction & Mining - 0.2%
Astec Industries, Inc.	2,663	103
Hyster-Yale Materials Handling, Inc.	2,014	188

		291

Machinery - Diversified - 2.0%
Alamo Group, Inc.	914	56
Altra Industrial Motion Corp.	5,361	184
Applied Industrial Technologies, Inc.	5,329	262
Briggs & Stratton Corp.	5,191	113
Chart Industries, Inc.*	3,609	345
ClearSign Combustion Corp.*	7,500	86
Cognex Corp.	9,590	366
Columbus McKinnon Corp.*	1,141	31
DXP Enterprises, Inc.*	3,023	348
Flow International Corp.*	5,011	20
Global Power Equipment Group, Inc.	3,336	65
Gorman-Rupp (The) Co.	4,139	138
Hollysys Automation Technologies Ltd.*	3,302	63
Hurco Cos., Inc.	880	22
Kadant, Inc.	700	28
Key Technology, Inc.*	3,860	55
Lindsay Corp.	2,080	172
Manitowoc (The) Co., Inc.	14,254	333
Middleby (The) Corp.*	2,200	528
NACCO Industries, Inc., Class A	1,207	75
Tennant Co.	2,390	162
Twin Disc, Inc.	2,217	57
Zebra Technologies Corp., Class A*	5,600	303

		3,812

Media - 0.8%
Courier Corp.	7,838	142
Crown Media Holdings, Inc., Class A*	3,297	12
Daily Journal Corp.*	1,012	187
Entercom Communications Corp., Class A*	5,047	53
Journal Communications, Inc., Class A*	3,428	32
LIN Media LLC, Class A*	2,858	82
Meredith Corp.	4,021	208
New York Times (The) Co., Class A	15,127	240
Nexstar Broadcasting Group, Inc., Class A	1,600	89
Saga Communications, Inc., Class A	796	40
Scholastic Corp.	3,081	105
Sinclair Broadcast Group, Inc., Class A	4,751	170
World Wrestling Entertainment, Inc., Class A	5,941	98

		1,458

Metal Fabrication/Hardware - 1.1%
A.M. Castle & Co.*	4,310	64
CIRCOR International, Inc.	2,229	180
Dynamic Materials Corp.	2,580	56
Eastern (The) Co.	3,234	52
Furmanite Corp.*	7,381	79
Haynes International, Inc.	2,029	112
LB Foster Co., Class A	3,699	175
Mueller Industries, Inc.	4,551	287
Mueller Water Products, Inc., Class A	14,767	138
Northwest Pipe Co.*	3,521	133
Olympic Steel, Inc.	2,390	69
Omega Flex, Inc.	455	9
RBC Bearings, Inc.*	3,411	241
RTI International Metals, Inc.*	4,041	138
Sun Hydraulics Corp.	2,849	116
Worthington Industries, Inc.	7,124	300

		2,149

EQUITY FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6% continued
Mining - 0.4%
AMCOL International Corp.	2,021	$69
Globe Specialty Metals, Inc.	7,897	142
Horsehead Holding Corp.*	7,128	116
Kaiser Aluminum Corp.	2,153	151
Materion Corp.	3,090	95
United States Lime & Minerals, Inc.*	1,480	90
US Silica Holdings, Inc.	1,900	65

		728

Miscellaneous Manufacturing - 2.4%
A.O. Smith Corp.	7,962	429
Actuant Corp., Class A	7,008	257
American Railcar Industries, Inc.	2,863	131
AZZ, Inc.	4,418	216
Barnes Group, Inc.	5,033	193
Blount International, Inc.*	4,712	68
Chase Corp.	426	15
CLARCOR, Inc.	5,649	363
EnPro Industries, Inc.*	3,313	191
Federal Signal Corp.*	11,351	166
FreightCar America, Inc.	3,386	90
GP Strategies Corp.*	747	22
Harsco Corp.	8,700	244
Hexcel Corp.*	9,609	429
Hillenbrand, Inc.	7,437	219
John Bean Technologies Corp.	3,100	91
Koppers Holdings, Inc.	1,760	81
LSB Industries, Inc.*	2,477	102
Movado Group, Inc.	2,774	122
Myers Industries, Inc.	2,840	60
NL Industries, Inc.	2,807	31
Polypore International, Inc.*	5,094	198
Raven Industries, Inc.	4,634	191
Smith & Wesson Holding Corp.*	1,096	15
Standex International Corp.	2,533	159
Sturm Ruger & Co., Inc.	2,268	166
Synalloy Corp.	100	2
Tredegar Corp.	5,233	151
Trimas Corp.*	4,996	199

		4,601

Office Furnishings - 0.4%
Compx International, Inc.	1	—
Herman Miller, Inc.	4,751	140
HNI Corp.	4,707	183
Interface, Inc.	6,689	147
Knoll, Inc.	6,043	111
Steelcase, Inc., Class A	9,635	153
Virco Manufacturing Corp.*	1,533	3

		737

Oil&Gas-2.7%
Adams Resources & Energy, Inc.	2,285	156
Alon USA Energy, Inc.	4,886	81
Approach Resources, Inc.*	2,933	57
Bill Barrett Corp.*	3,100	83
Bonanza Creek Energy, Inc.*	1,100	48
Callon Petroleum Co.*	5,342	35
Carrizo Oil & Gas, Inc.*	7,052	316
Clayton Williams Energy, Inc.*	1,883	154
Comstock Resources, Inc.	3,848	70
Contango Oil & Gas Co.*	3,680	174
Delek US Holdings, Inc.	2,923	101
Diamondback Energy, Inc.*	2,200	116
Energy XXI Bermuda Ltd.	9,271	251
EPL Oil & Gas, Inc.*	3,309	94
Evolution Petroleum Corp.	6,152	76
Goodrich Petroleum Corp.*	2,800	48
Gran Tierra Energy, Inc.*	32,756	239
Gulf Coast Ultra Deep Royalty Trust*	12,774	27
Halcon Resources Corp.*	4,036	16
Hercules Offshore, Inc.*	23,283	152
Isramco, Inc.*	1,466	186
Kodiak Oil & Gas Corp.*	30,418	341
LinnCo LLC	8,852	273
Oasis Petroleum, Inc.*	6,791	319
Panhandle Oil and Gas, Inc., Class A	3,029	101
PDC Energy, Inc.*	3,094	165
PrimeEnergy Corp.*	4,608	200
Rex Energy Corp.*	4,704	93
Rosetta Resources, Inc.*	6,309	303
SandRidge Energy, Inc.*	9,472	57
Stone Energy Corp.*	5,858	203
Texas Pacific Land Trust	1,180	117
Triangle Petroleum Corp.*	3,061	25
Vaalco Energy, Inc.*	9,511	65
W&T Offshore, Inc.	5,047	81
Warren Resources, Inc.*	2,378	7
Western Refining, Inc.	6,997	297

		5,127

NORTHERN FUNDS QUARTERLY REPORT    13    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6% continued
Oil & Gas Services - 1.7%
Basic Energy Services, Inc.*	8,156	$129
Bolt Technology Corp.	5,255	116
C&J Energy Services, Inc.*	4,700	108
CARBO Ceramics, Inc.	1,600	186
Dawson Geophysical Co.*	2,476	84
Exterran Holdings, Inc.*	10,281	352
Geospace Technologies Corp.*	2,028	192
Gulf Island Fabrication, Inc.	3,793	88
Helix Energy Solutions Group, Inc.*	10,950	254
Hornbeck Offshore Services, Inc.*	3,526	174
Matrix Service Co.*	3,535	86
Mitcham Industries, Inc.*	2,477	44
Natural Gas Services Group, Inc.*	4,187	115
Newpark Resources, Inc.*	11,712	144
Pioneer Energy Services Corp.*	7,007	56
RPC, Inc.	11,601	207
Steel Excel, Inc.*	2,478	73
T.G.C. Industries, Inc.	5,695	41
Targa Resources Corp.	4,135	365
Tesco Corp.*	8,200	162
TETRA Technologies, Inc.*	7,251	90
Willbros Group, Inc.*	8,260	78

		3,144

Packaging & Containers - 0.1%
AEP Industries, Inc.*	1,889	100
Graphic Packaging Holding Co.*	15,260	146

		246

Pharmaceuticals - 3.0%
Akorn, Inc.*	9,157	226
Anika Therapeutics, Inc.*	4,772	182
Array BioPharma, Inc.*	2,130	11
Auxilium Pharmaceuticals, Inc.*	6,094	126
AVANIR Pharmaceuticals, Inc., Class A*	30,462	102
BioDelivery Sciences International, Inc.*	1,664	10
BioScrip, Inc.*	4,472	33
BioSpecifics Technologies Corp.*	1,577	34
Cadence Pharmaceuticals, Inc.*	3,900	35
Clovis Oncology, Inc.*	5,197	313
Depomed, Inc.*	10,430	110
Derma Sciences, Inc.*	9,600	104
Dyax Corp.*	1,989	15
Endocyte, Inc.*	4,800	51
Furiex Pharmaceuticals, Inc.*	2,700	113
Hi-Tech Pharmacal Co., Inc.*	3,451	150
Hyperion Therapeutics, Inc.*	3,000	61
Idenix Pharmaceuticals, Inc.*	1,818	11
Impax Laboratories, Inc.*	7,204	181
Infinity Pharmaceuticals, Inc.*	1,041	14
Isis Pharmaceuticals, Inc.*	11,666	465
Lannett Co., Inc.*	9,664	320
Natural Alternatives International, Inc.*	567	3
Nature’s Sunshine Products, Inc.	6,072	105
Nektar Therapeutics*	6,517	74
Neogen Corp.*	3,898	178
Neurocrine Biosciences, Inc.*	1,518	14
Nutraceutical International Corp.*	1,585	42
Omega Protein Corp.*	769	10
Opko Health, Inc.*	8,455	71
Orexigen Therapeutics, Inc.*	32,437	183
Osiris Therapeutics, Inc.*	2,090	34
Pacira Pharmaceuticals, Inc.*	3,200	184
PharMerica Corp.*	6,198	133
Pozen, Inc.*	1,041	8
Prestige Brands Holdings, Inc.*	5,149	184
Progenics Pharmaceuticals, Inc.*	1,104	6
Questcor Pharmaceuticals, Inc.	5,699	310
Raptor Pharmaceutical Corp.*	11,900	155
Repros Therapeutics, Inc.*	3,500	64
Sagent Pharmaceuticals, Inc.*	2,545	65
Santarus, Inc.*	6,090	195
Sarepta Therapeutics, Inc.*	2,200	45
Sciclone Pharmaceuticals, Inc.*	1,805	9
Sucampo Pharmaceuticals, Inc., Class A*	9,115	86
Synageva BioPharma Corp.*	521	34
USANA Health Sciences, Inc.*	2,680	203
Vanda Pharmaceuticals, Inc.*	632	8
VCA Antech, Inc.*	5,500	173
ViroPharma, Inc.*	9,392	468

		5,711

Pipelines - 0.2%
Crosstex Energy, Inc.	2,825	102
SemGroup Corp., Class A	4,874	318

		420

Real Estate - 0.3%
Alexander & Baldwin, Inc.	4,830	202
AV Homes, Inc.*	5,232	95

EQUITY FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6% continued
Real Estate - 0.3% continued
Consolidated-Tomoka Land Co.	1,787	$65
Forestar Group, Inc.*	5,608	119
Kennedy-Wilson Holdings, Inc.	1,662	37
St. Joe (The) Co.*	5,413	104
Stratus Properties, Inc.*	114	2
Trinity Place Holdings, Inc.*	913	6

		630

Real Estate Investment Trusts - 6.4%
Acadia Realty Trust	5,067	126
Agree Realty Corp.	4,051	118
Alexander’s, Inc.	463	153
American Assets Trust, Inc.	3,407	107
American Realty Capital Properties, Inc.	2,600	33
AmREIT, Inc.	200	3
Apollo Commercial Real Estate Finance, Inc.	5,506	89
Arbor Realty Trust, Inc.	13,864	92
Ares Commercial Real Estate Corp.	3,400	45
Ashford Hospitality Prime, Inc.	2,897	53
Ashford Hospitality Trust, Inc.	14,486	120
Associated Estates Realty Corp.	4,299	69
Blackstone Mortgage Trust, Inc., Class A	279	8
Brandywine Realty Trust	19,617	276
BRT Realty Trust*	15,341	108
Campus Crest Communities, Inc.	2,900	27
Capstead Mortgage Corp.	9,555	115
Cedar Realty Trust, Inc.	12,882	81
Chatham Lodging Trust	2,000	41
Chesapeake Lodging Trust	6,202	157
Colony Financial, Inc.	8,140	165
CommonWealth REIT	8,548	199
CoreSite Realty Corp.	2,186	70
Corporate Office Properties Trust	2,400	57
Cousins Properties, Inc.	9,646	99
CubeSmart	17,109	273
DCT Industrial Trust, Inc.	24,783	177
DiamondRock Hospitality Co.	22,158	256
DuPont Fabros Technology, Inc.	7,983	197
Dynex Capital, Inc.	6,084	49
EastGroup Properties, Inc.	3,670	213
Education Realty Trust, Inc.	11,935	105
EPR Properties	6,405	315
Equity One, Inc.	8,063	181
Excel Trust, Inc.	4,517	51
FelCor Lodging Trust, Inc.*	12,015	98
First Industrial Realty Trust, Inc.	9,952	174
First Potomac Realty Trust	8,367	97
Franklin Street Properties Corp.	11,039	132
Geo Group (The), Inc.	9,325	300
Getty Realty Corp.	3,744	69
Gladstone Commercial Corp.	6,181	111
Glimcher Realty Trust	15,420	144
Gramercy Property Trust, Inc.*	1,928	11
Gyrodyne Co. of America, Inc.	744	9
Gyrodyne Special Distribution LLC*	744	15
Healthcare Realty Trust, Inc.	11,251	240
Hersha Hospitality Trust	19,066	106
Highwoods Properties, Inc.	7,869	285
Hudson Pacific Properties, Inc.	3,440	75
Inland Real Estate Corp.	9,728	102
Investors Real Estate Trust	10,187	87
iStar Financial, Inc.*	7,844	112
Kite Realty Group Trust	1,519	10
LaSalle Hotel Properties	10,320	319
Lexington Realty Trust	16,433	168
LTC Properties, Inc.	2,805	99
Medical Properties Trust, Inc.	14,960	183
Mid-America Apartment Communities, Inc.	4,514	274
Monmouth Real Estate Investment Corp., Class A	6,532	59
National Health Investors, Inc.	3,670	206
New Residential Investment Corp.	21,347	143
New York Mortgage Trust, Inc.	2,425	17
Newcastle Investment Corp.	17,547	101
NorthStar Realty Finance Corp.	12,722	171
One Liberty Properties, Inc.	3,598	72
Parkway Properties, Inc.	6,696	129
Pebblebrook Hotel Trust	5,675	175
Pennsylvania Real Estate Investment Trust	7,098	135
PennyMac Mortgage Investment Trust	6,540	150
PMC Commercial Trust	635	5
Post Properties, Inc.	6,019	272
Potlatch Corp.	4,574	191
PS Business Parks, Inc.	1,922	147
RAIT Financial Trust	16,596	149
Ramco-Gershenson Properties Trust	7,848	124
Redwood Trust, Inc.	8,770	170
Resource Capital Corp.	6,215	37
Retail Opportunity Investments Corp.	8,449	124

NORTHERN FUNDS QUARTERLY REPORT    15    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6% continued
Real Estate Investment Trusts - 6.4% continued
RLJ Lodging Trust	13,400	$326
Rouse Properties, Inc.	4,200	93
Ryman Hospitality Properties, Inc.	4,020	168
Sabra Health Care REIT, Inc.	4,027	105
Saul Centers, Inc.	2,002	96
Silver Bay Realty Trust Corp.	1,051	17
Sotherly Hotels, Inc.	443	3
Sovran Self Storage, Inc.	3,675	240
STAG Industrial, Inc.	1,500	31
Strategic Hotels & Resorts, Inc.*	19,667	186
Summit Hotel Properties, Inc.	6,700	60
Sun Communities, Inc.	4,685	200
Sunstone Hotel Investors, Inc.	14,782	198
Terreno Realty Corp.	3,370	60
UMH Properties, Inc.	1,731	16
Universal Health Realty Income Trust	1,167	47
Urstadt Biddle Properties, Inc., Class A	2,860	53
Western Asset Mortgage Capital Corp.	2,100	31
Whitestone REIT	4,064	54
Winthrop Realty Trust	7,289	81

		12,090

Retail - 6.2%
AFC Enterprises, Inc.*	3,156	122
ALCO Stores, Inc.*	600	6
America’s Car-Mart, Inc.*	2,080	88
ANN, Inc.*	1,156	42
Asbury Automotive Group, Inc.*	4,397	236
Big 5 Sporting Goods Corp.	1,509	30
Biglari Holdings, Inc.*	229	116
BJ’s Restaurants, Inc.*	2,544	79
Bob Evans Farms, Inc.	3,609	183
Books-A-Million, Inc.*	1,979	5
Brown Shoe Co., Inc.	6,387	180
Buckle (The), Inc.	3,094	163
Buffalo Wild Wings, Inc.*	2,368	349
Build-A-Bear Workshop, Inc.*	1,494	11
Carrols Restaurant Group, Inc.*	1,058	7
Casey’s General Stores, Inc.	5,897	414
Cash America International, Inc.	3,109	119
Cato (The) Corp., Class A	2,771	88
CEC Entertainment, Inc.	4,410	195
Cheesecake Factory (The), Inc.	6,101	295
Children’s Place Retail Stores (The), Inc.*	3,094	176
Christopher & Banks Corp.*	2,113	18
Conn’s, Inc.*	2,204	174
Cracker Barrel Old Country Store, Inc.	2,556	281
Denny’s Corp.*	1,652	12
Destination Maternity Corp.	1,139	34
DineEquity, Inc.	2,241	187
Einstein Noah Restaurant Group, Inc.	7,526	109
Express, Inc.*	9,886	185
Famous Dave’s Of America, Inc.*	1,817	33
Fiesta Restaurant Group, Inc.*	1,158	61
Finish Line (The), Inc., Class A	5,464	154
First Cash Financial Services, Inc.*	3,353	207
Fred’s, Inc., Class A	4,959	92
Frisch’s Restaurants, Inc.	2,750	70
Gaiam, Inc., Class A*	600	4
Genesco, Inc.*	2,704	198
Group 1 Automotive, Inc.	2,490	177
Haverty Furniture Cos., Inc.	3,674	115
Hibbett Sports, Inc.*	3,944	265
HSN, Inc.	5,054	315
Jack in the Box, Inc.*	5,628	282
Jos A Bank Clothiers, Inc.*	3,982	218
Kirkland’s, Inc.*	3,390	80
Kona Grill, Inc.*	5,047	93
Krispy Kreme Doughnuts, Inc.*	8,425	163
Lithia Motors, Inc., Class A	2,692	187
Luby’s, Inc.*	1,073	8
Lumber Liquidators Holdings, Inc.*	3,277	337
Mattress Firm Holding Corp.*	1,900	82
Men’s Wearhouse (The), Inc.	5,629	288
Nathan’s Famous, Inc.*	1,400	71
New York & Co., Inc.*	1,796	8
Office Depot, Inc.*	61,540	326
Pantry (The), Inc.*	593	10
Papa John’s International, Inc.	4,118	187
PC Connection, Inc.	3,235	80
PCM, Inc.*	794	8
Penske Automotive Group, Inc.	7,545	356
Pep Boys-Manny Moe & Jack (The)*	6,372	77
PetMed Express, Inc.	2,249	37
Pier 1 Imports, Inc.	12,456	288
PriceSmart, Inc.	2,469	285
Red Robin Gourmet Burgers, Inc.*	5,192	382
Regis Corp.	7,545	109
Rite Aid Corp.*	14,521	73

EQUITY FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6% continued
Retail - 6.2% continued
Ruby Tuesday, Inc.*	11,014	$76
Rush Enterprises, Inc., Class A*	4,297	127
Ruth’s Hospitality Group, Inc.	2,539	36
Shoe Carnival, Inc.	3,209	93
Sonic Automotive, Inc., Class A	6,170	151
Sonic Corp.*	9,687	196
Stage Stores, Inc.	5,324	118
Stein Mart, Inc.	2,570	35
Susser Holdings Corp.*	719	47
Systemax, Inc.*	5,779	65
Texas Roadhouse, Inc.	7,946	221
Tile Shop Holdings, Inc.*	3,400	61
Tuesday Morning Corp.*	1,060	17
Vera Bradley, Inc.*	459	11
Vitamin Shoppe, Inc.*	3,297	171
Wendy’s (The) Co.	30,800	269
West Marine, Inc.*	636	9
Wet Seal (The), Inc., Class A*	1,989	5
World Fuel Services Corp.	6,937	299
Zale Corp.*	1,967	31
Zumiez, Inc.*	3,172	82

		11,750

Savings & Loans - 1.4%
Astoria Financial Corp.	8,909	123
Banc of California, Inc.	632	8
Bank Mutual Corp.	4,330	30
BankFinancial Corp.	1,490	14
Beneficial Mutual Bancorp, Inc.*	7,547	82
Berkshire Hills Bancorp, Inc.	7,529	205
BofI Holding, Inc.*	1,600	125
Brookline Bancorp, Inc.	4,740	45
Cape Bancorp, Inc.	786	8
Cheviot Financial Corp.	492	5
Chicopee Bancorp, Inc.	632	11
Clifton Savings Bancorp, Inc.	2,269	29
Dime Community Bancshares, Inc.	2,244	38
ESB Financial Corp.	551	8
ESSA Bancorp, Inc.	632	7
First Clover Leaf Financial Corp.	167	2
First Defiance Financial Corp.	1,292	34
First Financial Northwest, Inc.	640	7
Flushing Financial Corp.	1,360	28
Fox Chase Bancorp, Inc.	4,793	83
Heritage Financial Group, Inc.	3,000	58
HF Financial Corp.	465	6
Hingham Institution for Savings	64	5
Home Federal Bancorp, Inc.	2,709	40
Investors Bancorp, Inc.	6,528	167
Kearny Financial Corp.*	7,096	83
Kentucky First Federal Bancorp	562	5
Lake Shore Bancorp, Inc.	267	3
Meridian Interstate Bancorp, Inc.*	598	14
Meta Financial Group, Inc.	1,350	54
MutualFirst Financial, Inc.	346	6
NASB Financial, Inc.	3,779	114
Northeast Community Bancorp, Inc.	721	5
Northfield Bancorp, Inc.	6,592	87
Northwest Bancshares, Inc.	8,004	118
OceanFirst Financial Corp.	4,309	74
Oritani Financial Corp.	7,492	120
Provident Financial Services, Inc.	7,344	142
Prudential Bancorp, Inc.*	934	10
Pulaski Financial Corp.	597	7
Rockville Financial, Inc.	934	13
Severn Bancorp, Inc.*	1,182	6
SI Financial Group, Inc.	729	9
Simplicity Bancorp, Inc.	485	8
Sterling Bancorp	3,800	51
Teche Holding Co.	142	7
TF Financial Corp.	199	6
United Financial Bancorp, Inc.	3,112	59
Washington Federal, Inc.	8,077	188
Waterstone Financial, Inc.*	2,670	30
Westfield Financial, Inc.	1,804	13
WSFS Financial Corp.	2,356	183

		2,583

Semiconductors - 2.5%
ATMI, Inc.*	4,954	150
Brooks Automation, Inc.	7,961	83
Cabot Microelectronics Corp.*	2,536	116
Cascade Microtech, Inc.*	359	3
Cirrus Logic, Inc.*	9,029	184
Cohu, Inc.	4,231	44
Diodes, Inc.*	4,328	102
DSP Group, Inc.*	1,963	19
Entegris, Inc.*	18,043	209
Exar Corp.*	9,194	108

NORTHERN FUNDS QUARTERLY REPORT    17    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6% continued
Semiconductors - 2.5% continued
Fairchild Semiconductor International, Inc.*	10,827	$144
Hittite Microwave Corp.*	3,586	221
Integrated Device Technology, Inc.*	13,618	139
International Rectifier Corp.*	6,552	171
Intersil Corp., Class A	18,808	216
IXYS Corp.	7,959	103
Kopin Corp.*	5,483	23
Kulicke & Soffa Industries, Inc.*	9,474	126
Lattice Semiconductor Corp.*	12,851	71
LTX-Credence Corp.*	12,391	99
Magnachip Semiconductor Corp.*	3,600	70
Micrel, Inc.	8,278	82
Microsemi Corp.*	9,729	243
MKS Instruments, Inc.	6,239	187
Monolithic Power Systems, Inc.*	3,678	127
Nanometrics, Inc.*	2,400	46
OmniVision Technologies, Inc.*	800	14
Pericom Semiconductor Corp.*	1,660	15
Photronics, Inc.*	3,655	33
PLX Technology, Inc.*	936	6
PMC - Sierra, Inc.*	23,864	153
Power Integrations, Inc.	3,548	198
Rambus, Inc.*	5,872	56
Rovi Corp.*	6,600	130
Rudolph Technologies, Inc.*	1,944	23
Semtech Corp.*	6,076	154
Silicon Image, Inc.*	2,244	14
Silicon Laboratories, Inc.*	4,594	199
SunEdison, Inc.*	14,700	192
Supertex, Inc.*	3,416	86
Tessera Technologies, Inc.	5,632	111
TriQuint Semiconductor, Inc.*	11,100	93
Ultratech, Inc.*	3,524	102

		4,665

Software - 4.4%
Accelrys, Inc.*	2,670	25
ACI Worldwide, Inc.*	4,371	284
Actuate Corp.*	1,051	8
Acxiom Corp.*	6,251	231
Advent Software, Inc.	5,051	177
American Software, Inc., Class A	12,136	120
Aspen Technology, Inc.*	9,271	387
athenahealth, Inc.*	3,825	514
Audience, Inc.*	4,300	50
Blackbaud, Inc.	4,408	166
Bottomline Technologies de, Inc.*	4,314	156
Callidus Software, Inc.*	1,538	21
CommVault Systems, Inc.*	4,698	352
Computer Programs & Systems, Inc.	3,083	191
Cornerstone OnDemand, Inc.*	3,200	171
CSG Systems International, Inc.	4,444	131
Datawatch Corp.*	4,500	153
Digi International, Inc.*	4,295	52
Digital River, Inc.*	7,548	140
Envestnet, Inc.*	1,900	77
EPAM Systems, Inc.*	3,000	105
Epiq Systems, Inc.	1,682	27
Exa Corp.*	1,035	14
Fair Isaac Corp.	4,712	296
Geeknet, Inc.*	6,623	120
Guidance Software, Inc.*	100	1
inContact, Inc.*	6,358	50
InnerWorkings, Inc.*	928	7
Innodata, Inc.*	1,500	4
Interactive Intelligence Group, Inc.*	2,482	167
MedAssets, Inc.*	8,908	177
Medidata Solutions, Inc.*	5,326	323
MicroStrategy, Inc., Class A*	1,002	124
Omnicell, Inc.*	4,663	119
PDF Solutions, Inc.*	1,400	36
Pegasystems, Inc.	2,778	137
Progress Software Corp.*	7,390	191
PROS Holdings, Inc.*	3,914	156
PTC, Inc.*	11,939	422
QAD, Inc., Class B	642	10
Qlik Technologies, Inc.*	9,113	243
Quality Systems, Inc.	4,133	87
RealPage, Inc.*	7,251	169
Rosetta Stone, Inc.*	4,700	57
Schawk, Inc.	4,318	64
SciQuest, Inc.*	1,600	46
Seachange International, Inc.*	1,080	13
SS&C Technologies Holdings, Inc.*	2,204	97
Synchronoss Technologies, Inc.*	4,374	136
SYNNEX Corp.*	2,955	199
Take-Two Interactive Software, Inc.*	10,345	180
Tyler Technologies, Inc.*	4,681	478

EQUITY FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6% continued
Software - 4.4% continued
Ultimate Software Group (The), Inc.*	2,943	$451
Verint Systems, Inc.*	4,023	173
Wayside Technology Group, Inc.	1,345	18

		8,303

Storage/Warehousing - 0.1%
Mobile Mini, Inc.*	4,258	175

Telecommunications - 2.6%
8x8, Inc.*	12,015	122
ADTRAN, Inc.	7,800	211
Anaren, Inc.*	4,105	115
ARRIS Group, Inc.*	11,272	275
Aruba Networks, Inc.*	13,033	233
Atlantic Tele-Network, Inc.	1,101	62
Aware, Inc.*	538	3
Black Box Corp.	3,521	105
Ciena Corp.*	11,043	264
Cincinnati Bell, Inc.*	24,663	88
Communications Systems, Inc.	2,431	27
Comtech Telecommunications Corp.	2,793	88
Comverse, Inc.*	1,884	73
Consolidated Communications Holdings, Inc.	4,275	84
DigitalGlobe, Inc.*	7,072	291
Extreme Networks, Inc.*	4,748	33
Finisar Corp.*	10,110	242
General Communication, Inc., Class A*	3,985	44
Harmonic, Inc.*	9,635	71
HickoryTech Corp.	4,391	56
IDT Corp., Class B	1,551	28
Infinera Corp.*	8,449	83
InterDigital, Inc.	4,713	139
Ixia*	7,434	99
KVH Industries, Inc.*	5,394	70
LogMeIn, Inc.*	3,835	129
Loral Space & Communications, Inc.*	1,832	148
Lumos Networks Corp.	987	21
NETGEAR, Inc.*	4,144	137
NeuStar, Inc., Class A*	5,827	291
NTELOS Holdings Corp.	1,999	40
Numerex Corp., Class A*	1,538	20
Oplink Communications, Inc.*	6,032	112
Plantronics, Inc.	5,191	241
Preformed Line Products Co.	698	51
Premiere Global Services, Inc.*	11,819	137
Procera Networks, Inc.*	3,300	50
RF Micro Devices, Inc.*	27,113	140
RigNet, Inc.*	2,972	142
Shenandoah Telecommunications Co.	1,504	39
Sonus Networks, Inc.*	15,055	47
Straight Path Communications, Inc., Class B*	725	6
Tessco Technologies, Inc.	1,174	47
USA Mobility, Inc.	3,117	45
UTStarcom Holdings Corp.*	1,484	4
ViaSat, Inc.*	4,280	268

		5,021

Textiles - 0.2%
G&K Services, Inc., Class A	2,947	183
Hallwood Group (The), Inc.*	100	1
UniFirst Corp.	2,221	238

		422

Toys, Games & Hobbies - 0.0%
LeapFrog Enterprises, Inc.*	3,255	26
Transportation - 1.5%
Air Transport Services Group, Inc.*	2,810	23
Atlas Air Worldwide Holdings, Inc.*	2,929	121
Bristow Group, Inc.	4,067	305
CAI International, Inc.*	2,251	53
Celadon Group, Inc.	597	12
Con-way, Inc.	5,977	237
Covenant Transportation Group, Inc., Class A*	1,478	12
Forward Air Corp.	3,933	173
Golar LNG Ltd.	3,826	139
Gulfmark Offshore, Inc., Class A	2,971	140
Heartland Express, Inc.	7,821	153
International Shipholding Corp.	319	9
Knight Transportation, Inc.	7,060	129
Marten Transport Ltd.	5,576	113
Matson, Inc.	4,730	124
P.A.M. Transportation Services, Inc.*	7,100	147
Pacer International, Inc.*	1,937	16
Patriot Transportation Holding, Inc.*	1,279	53
PHI, Inc. (Non Voting)*	3,370	146
Providence and Worcester Railroad Co.	7,307	143
Saia, Inc.*	2,847	91
Ship Finance International Ltd.	5,632	92
Universal Truckload Services, Inc.	3,613	110

NORTHERN FUNDS QUARTERLY REPORT    19    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6% continued
Transportation - 1.5% continued
UTi Worldwide, Inc.	11,100	$195
Werner Enterprises, Inc.	5,364	133

		2,869

Trucking & Leasing - 0.5%
AMERCO*	1,126	268
GATX Corp.	5,573	291
Greenbrier (The) Cos., Inc.*	884	29
TAL International Group, Inc.*	2,809	161
Textainer Group Holdings Ltd.	2,347	94
Willis Lease Finance Corp.*	608	11

		854

Water - 0.3%
American States Water Co.	4,800	138
Artesian Resources Corp., Class A	2,434	56
California Water Service Group	4,748	110
Connecticut Water Service, Inc.	2,500	89
Consolidated Water Co. Ltd.	3,764	53
Middlesex Water Co.	3,786	79
SJW Corp.	2,498	74
York Water Co.	3,016	63

		662

Total Common Stocks (Cost $117,413)		186,834

MASTER LIMITED PARTNERSHIPS - 0.2%
Holding Companies - Diversified - 0.0%
Compass Diversified Holdings	3,820	75

Oil&Gas - 0.1%
Vanguard Natural Resources LLC	5,656	167

Pipelines - 0.1%
Niska Gas Storage Partners LLC, Class U	6,612	98

Total Master Limited Partnerships (Cost $327)		340

PREFERRED STOCKS - 0.0%
Electric - 0.0%
Genie Energy Ltd.*	1,025	8

Total Preferred Stocks (Cost $11)		8

	NUMBER OF SHARES	VALUE (000S)
RIGHTS - 0.0%
Biotechnology - 0.0%
Cubist Pharmaceuticals, Inc. (Contingent Value Rights)*	6,942	$9

Healthcare - Products - 0.0%
American Medical Alert Corp.(1) *	13,109	—
Wright Medical Group, Inc. (Contingent Value Rights)*	5,624	2

		2

Pharmaceuticals - 0.0%
Forest Laboratories, Inc. (Contingent Value Rights)*	3,326	—

Total Rights (Cost $36)		11

OTHER - 0.0% (3)
Escrow Adolor Corp.	1,241	—

Total Other (Cost $ — )		—

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS - 0.0%
Tejon Ranch Co. Exp. 8/31/16, Strike $40.00*	348	$2

Total Warrants
(Cost $2)		2

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 1 .0%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(4) (5)	1,997,443	$1,997

Total Investment Companies (Cost $1,997)		1,997

EQUITY FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT - TERM INVESTMENTS - 0.2%
U.S. Treasury Bill,
0.06%, 4/10/14(6)	$295	$295

Total Short-Term Investments (Cost $295)		295

Total Investments - 100.0% (Cost $120,081)		189,487

Liabilities less Other Assets - 0.0%		(12)

NET ASSETS - 100.0%		$189,475

(1)	Security has been deemed worthless and is a Level 3 investment.
(2)	Level 3 asset that is worthless, bankrupt or has been delisted.
(3)	Security listed as “escrow” is considered to be worthless.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(5)	At March 31, 2013, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $10,147,000 with net sales of approximately $8,150,000 during the nine months ended December 31, 2013.
(6)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2013, the Small Cap Core Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
Russell 2000 Mini Index	17	$1,974	Long	3/14	$72

At December 31, 2013, the industry sectors for the Small Cap Core Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	14.1%
Consumer Staples	4.1
Energy	5.6
Financials	21.8
Health Care	13.7
Industrials	15.7
Information Technology	17.0
Materials	4.4
Telecommunication Services	0.6
Utilities	3.0

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy, as of December 31, 2013:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)		LEVEL 3 (000S)		TOTAL (000S)
Common Stocks
Banks	$13,175		$3		$—		$13,178
Biotechnology	4,038		—		—	*	4,038
Food	4,084		36		—		4,120
Oil & Gas	4,927		200		—		5,127
Real Estate Investment Trusts	12,075		15		—		12,090
Textiles	421		1		—		422
All Other Industries	147,859	(1)	—		—		147,859
Master Limited Partnerships	340	(1)	—		—		340
Preferred Stocks	—		8	(1)	—		8
Rights	11	(1)	—		—		11
Warrants	2		—		—		2
Investment Companies	1,997		—		—		1,997
Short-Term Investments	—		295		—		295

Total Investments	$188,929		$558		$—	*	$189,487

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$72		$—		$—		$72

(1)	Classifications as defined in the Schedule of Investments.
*	Amount rounds to less than one thousand.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At December 31, 2013, the Fund had transfers from Level 1 to Level 2 and transfers from Level 2 to Level 1 as disclosed below:

Transfers from Level 1 to Level 2
Industry	Value (000S)	Reason
Common Stocks
Banks	$2	Valuations at bid price
Food	3	Valuations at bid price
Oil & Gas	201	Valuations at bid price
Textiles	1	Valuations at bid price
Preferred Stocks
Electric	8	Valuations at bid price

Total	$215

NORTHERN FUNDS QUARTERLY REPORT    21    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued	DECEMBER 31, 2013 (UNAUDITED)

Transfers from Level 2 to Level 1
Industry	Value (000S)	Reason
Common Stocks
Banks	$7	Valuations at last trade price
Insurance	5	Valuations at last trade price

Total	$12

U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Federal Tax Information:

At December 31, 2013, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$120,116

Gross tax appreciation of investments	$71,022
Gross tax depreciation of investments	(1,651)

Net tax appreciation of investments	$69,371

EQUITY FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND	DECEMBER 31, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.6%
Advertising - 0.1%
Harte-Hanks, Inc.	286,602	$2,241

Aerospace/Defense - 2.6%
AAR Corp.	306,493	8,585
Alliant Techsystems, Inc.	23,583	2,870
Cubic Corp.	84,479	4,449
Curtiss-Wright Corp.	207,947	12,940
Ducommun, Inc.*	16,012	477
Esterline Technologies Corp.*	145,957	14,882
Kaman Corp.	31,976	1,270
Moog, Inc., Class A*	279,980	19,022
Orbital Sciences Corp.*	84,851	1,977

		66,472

Agriculture - 0.7%
Andersons (The), Inc.	102,008	9,096
Universal Corp.	168,323	9,190

		18,286

Airlines - 0.5%
Hawaiian Holdings, Inc.*	38,047	366
JetBlue Airways Corp.*	1,517,591	12,976

		13,342

Apparel - 1.4%
Columbia Sportswear Co.	172,364	13,574
Iconix Brand Group, Inc.*	371,771	14,759
Jones Group (The), Inc.	267,379	4,000
Perry Ellis International, Inc.*	73,241	1,157
Skechers U.S.A., Inc., Class A*	37,074	1,228
Unifi, Inc.*	65,500	1,784

		36,502

Auto Manufacturers - 0.1%
Oshkosh Corp.	64,476	3,248

Auto Parts & Equipment - 1.1%
Cooper Tire & Rubber Co.	193,378	4,649
Cooper-Standard Holding, Inc.*	13,046	641
Dana Holding Corp.	659,114	12,932
Miller Industries, Inc.	96,971	1,807
Remy International, Inc.	23,457	547
Standard Motor Products, Inc.	112,400	4,136
Superior Industries International, Inc.	176,367	3,638

		28,350

Banks - 14.4%
Arrow Financial Corp.	8,453	224
Bancfirst Corp.	43,683	2,449
BancorpSouth, Inc.	353,531	8,987
Bank of the Ozarks, Inc.	61,483	3,479
Banner Corp.	13,300	596
BBCN Bancorp, Inc.	339,001	5,624
Boston Private Financial Holdings, Inc.	54,128	683
Bryn Mawr Bank Corp.	9,249	279
Capital City Bank Group, Inc.*	43,875	516
Cardinal Financial Corp.	159,963	2,879
Cathay General Bancorp	340,998	9,115
Central Pacific Financial Corp.	28,710	576
Chemical Financial Corp.	267,968	8,487
City Holding Co.	104,611	4,847
Columbia Banking System, Inc.	123,444	3,396
Community Bank System, Inc.	313,243	12,429
Community Trust Bancorp, Inc.	130,163	5,878
CVB Financial Corp.	408,434	6,972
Eagle Bancorp, Inc.*	17,614	540
Financial Institutions, Inc.	33,062	817
First Commonwealth Financial Corp.	67,023	591
First Financial Bancorp	343,965	5,995
First Financial Corp.	96,286	3,520
First Financial Holdings, Inc.	115,008	7,649
First Interstate Bancsystem, Inc.	12,613	358
First Merchants Corp.	168,615	3,838
First Midwest Bancorp, Inc.	380,086	6,663
First of Long Island (The) Corp.	6,215	266
FirstMerit Corp.	445,241	9,898
FNB Corp.	901,169	11,373
Fulton Financial Corp.	215,722	2,822
Glacier Bancorp, Inc.	95,860	2,856
Great Southern Bancorp, Inc.	9,324	284
Hancock Holding Co.	118,169	4,334
Hanmi Financial Corp.	75,153	1,645
Heartland Financial USA, Inc.	102,752	2,958
Home BancShares, Inc.	223,754	8,357
Iberiabank Corp.	85,490	5,373
Independent Bank Corp.	145,993	5,721
International Bancshares Corp.	507,685	13,398
Lakeland Bancorp, Inc.	262,112	3,242
Lakeland Financial Corp.	85,542	3,336
MainSource Financial Group, Inc.	45,761	825
MB Financial, Inc.	50,529	1,621
National Bankshares, Inc.	27,569	1,017
National Penn Bancshares, Inc.	454,353	5,148

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.6% continued
Banks - 14.4% continued
NBT Bancorp, Inc.	185,551	$4,806
PacWest Bancorp	31,313	1,322
Park National Corp.	56,711	4,824
Peoples Bancorp, Inc.	28,845	649
Pinnacle Financial Partners, Inc.	167,154	5,438
PrivateBancorp, Inc.	328,328	9,499
Prosperity Bancshares, Inc.	261,221	16,559
Renasant Corp.	227,139	7,146
S&T Bancorp, Inc.	185,338	4,691
Sandy Spring Bancorp, Inc.	101,385	2,858
Sierra Bancorp	127,972	2,059
Simmons First National Corp., Class A	11,303	420
StellarOne Corp.	159,949	3,850
Susquehanna Bancshares, Inc.	1,043,761	13,402
SVB Financial Group*	107,127	11,233
Texas Capital Bancshares, Inc.*	111,546	6,938
Trico Bancshares	133,051	3,775
Trustmark Corp.	381,776	10,247
UMB Financial Corp.	221,249	14,222
Umpqua Holdings Corp.	432,475	8,278
Union First Market Bankshares Corp.	155,531	3,859
United Bankshares, Inc.	294,558	9,264
Univest Corp. of Pennsylvania	11,428	236
ViewPoint Financial Group, Inc.	27,349	751
Washington Banking Co.	51,145	907
Washington Trust Bancorp, Inc.	144,492	5,378
Webster Financial Corp.	382,314	11,921
WesBanco, Inc.	124,532	3,985
Wilshire Bancorp, Inc.	292,601	3,198
Wintrust Financial Corp.	151,951	7,008

		370,584

Biotechnology - 0.2%
Bio-Rad Laboratories, Inc., Class A*	20,905	2,584
Cambrex Corp.*	22,007	393
PDL BioPharma, Inc.	338,051	2,853

		5,830

Building Materials - 1.6%
Apogee Enterprises, Inc.	231,987	8,331
Comfort Systems USA, Inc.	284,953	5,525
Gibraltar Industries, Inc.*	350,804	6,521
Griffon Corp.	361,994	4,782
Louisiana-Pacific Corp.*	235,031	4,350
Simpson Manufacturing Co., Inc.	227,960	8,373
Texas Industries, Inc.*	55,460	3,815

		41,697

Chemicals - 3.1%
A. Schulman, Inc.	168,877	5,955
Aceto Corp.	327,599	8,193
Axiall Corp.	7,843	372
Cabot Corp.	141,801	7,288
Cytec Industries, Inc.	57,763	5,381
H.B. Fuller Co.	175,377	9,127
Innophos Holdings, Inc.	68,346	3,322
Minerals Technologies, Inc.	176,697	10,614
Olin Corp.	354,742	10,234
OM Group, Inc.*	261,739	9,530
Sensient Technologies Corp.	187,926	9,118

		79,134

Coal - 0.2%
Cloud Peak Energy, Inc.*	347,015	6,246

Commercial Services - 3.7%
Aaron’s, Inc.	55,550	1,633
ABM Industries, Inc.	280,911	8,031
Barrett Business Services, Inc.	33,505	3,107
Bridgepoint Education, Inc.*	39,650	702
Brink’s (The) Co.	25,893	884
CDI Corp.	174,025	3,225
Consolidated Graphics, Inc.*	6,598	445
Convergys Corp.	601,798	12,668
Corporate Executive Board (The) Co.	18,478	1,431
Electro Rent Corp.	59,382	1,100
Ennis, Inc.	274,909	4,866
Great Lakes Dredge & Dock Corp.*	205,527	1,891
ICF International, Inc.*	14,449	502
Kforce, Inc.	110,108	2,253
Korn/Ferry International*	247,715	6,470
MAXIMUS, Inc.	139,422	6,133
Multi-Color Corp.	113,186	4,272
Navigant Consulting, Inc.*	36,960	710
PHH Corp.*	533,964	13,002
Rent-A-Center, Inc.	375,441	12,517
Resources Connection, Inc.	29,893	428
Valassis Communications, Inc.	28,452	974
Viad Corp.	239,746	6,660
VistaPrint N.V.*	34,396	1,955

		95,859

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.6% continued
Computers - 2.1%
Brocade Communications Systems, Inc.*	1,122,737	$9,959
CACI International, Inc., Class A*	159,591	11,685
Cray, Inc.*	24,258	666
Electronics For Imaging, Inc.*	323,844	12,543
Insight Enterprises, Inc.*	429,367	9,751
Lexmark International, Inc., Class A	46,176	1,640
Mentor Graphics Corp.	294,197	7,081
Sykes Enterprises, Inc.*	10,780	235

		53,560

Cosmetics/Personal Care - 0.3%
Elizabeth Arden, Inc.*	76,310	2,705
Inter Parfums, Inc.	127,043	4,550

		7,255

Distribution/Wholesale - 0.7%
Core-Mark Holding Co., Inc.	94,796	7,198
Owens & Minor, Inc.	76,421	2,794
United Stationers, Inc.	188,742	8,661

		18,653

Diversified Financial Services - 1.9%
Air Lease Corp.	72,879	2,265
Aircastle Ltd.	241,523	4,628
Arlington Asset Investment Corp., Class A	23,113	610
Calamos Asset Management, Inc., Class A	101,261	1,199
Encore Capital Group, Inc.*	159,854	8,034
GFI Group, Inc.	182,981	715
Janus Capital Group, Inc.	288,925	3,574
Marlin Business Services Corp.	9,425	237
Nelnet, Inc., Class A	229,107	9,655
NewStar Financial, Inc.*	128,464	2,283
Oppenheimer Holdings, Inc., Class A	45,248	1,121
Outerwall, Inc.*	19,517	1,313
Stifel Financial Corp.*	161,512	7,740
World Acceptance Corp.*	60,609	5,305

		48,679

Electric - 4.2%
ALLETE, Inc.	177,084	8,833
Avista Corp.	304,204	8,575
Black Hills Corp.	157,529	8,272
Cleco Corp.	272,369	12,698
El Paso Electric Co.	275,427	9,670
Empire District Electric Co.	186,280	4,227
Great Plains Energy, Inc.	29,860	724
IDACORP, Inc.	306,324	15,880
NorthWestern Corp.	189,733	8,219
Otter Tail Corp.	156,453	4,579
Pike Corp.*	23,181	245
PNM Resources, Inc.	363,944	8,778
Portland General Electric Co.	157,640	4,761
UNS Energy Corp.	215,198	12,880

		108,341

Electrical Components & Equipment - 0.4%
Advanced Energy Industries, Inc.*	117,004	2,675
Encore Wire Corp.	34,208	1,854
EnerSys, Inc.	90,717	6,358
Powell Industries, Inc.	8,761	587

		11,474

Electronics - 2.6%
Benchmark Electronics, Inc.*	329,696	7,609
CTS Corp.	354,826	7,065
ESCO Technologies, Inc.	19,372	664
Park Electrochemical Corp.	117,428	3,372
Plexus Corp.*	171,686	7,432
Rofin-Sinar Technologies, Inc.*	217,536	5,878
Rogers Corp.*	122,708	7,547
Sanmina Corp.*	531,437	8,875
Tech Data Corp.*	9,437	487
Vishay Intertechnology, Inc.*	30,903	410
Watts Water Technologies, Inc., Class A	239,799	14,836
Woodward, Inc.	38,083	1,737

		65,912

Energy - Alternate Sources - 0.1%
REX American Resources Corp.*	75,092	3,357

Engineering & Construction - 1.4%
Aegion Corp.*	81,754	1,790
Dycom Industries, Inc.*	337,781	9,387
EMCOR Group, Inc.	401,893	17,056
Granite Construction, Inc.	209,923	7,343
MYR Group, Inc.*	15,376	386

		35,962

Entertainment - 0.3%
Carmike Cinemas, Inc.*	13,075	364
International Speedway Corp., Class A	97,479	3,460
Vail Resorts, Inc.	44,705	3,363

		7,187

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.6% continued
Environmental Control - 0.4%
Darling International, Inc.*	325,074	$6,788
Mine Safety Appliances Co.	20,211	1,035
Tetra Tech, Inc.*	47,578	1,331

		9,154

Food - 0.7%
Cal-Maine Foods, Inc.	17,659	1,064
Fresh Del Monte Produce, Inc.	336,037	9,510
Harris Teeter Supermarkets, Inc.	23,908	1,180
Ingles Markets, Inc., Class A	9,526	258
Sanderson Farms, Inc.	26,256	1,899
Seneca Foods Corp., Class A*	54,277	1,731
Spartan Stores, Inc.	16,045	389
Weis Markets, Inc.	19,711	1,036

		17,067

Forest Products & Paper - 1.0%
Domtar Corp.	68,360	6,449
KapStone Paper and Packaging Corp.*	147,918	8,263
Mercer International, Inc.*	337,302	3,363
Neenah Paper, Inc.	31,051	1,328
PH Glatfelter Co.	213,627	5,904
Schweitzer-Mauduit International, Inc.	17,909	922

		26,229

Gas - 1.2%
Chesapeake Utilities Corp.	6,583	395
Laclede Group (The), Inc.	100,662	4,584
South Jersey Industries, Inc.	60,400	3,380
Southwest Gas Corp.	272,622	15,243
WGL Holdings, Inc.	177,289	7,102

		30,704

Hand/Machine Tools - 0.1%
Regal-Beloit Corp.	32,965	2,430

Healthcare - Products - 1.6%
AngioDynamics, Inc.*	175,375	3,015
Cantel Medical Corp.	133,557	4,529
CONMED Corp.	309,633	13,160
CryoLife, Inc.	271,232	3,008
Greatbatch, Inc.*	203,241	8,991
Hanger, Inc.*	137,220	5,398
Natus Medical, Inc.*	22,267	501
Orthofix International N.V.*	14,255	325
PhotoMedex, Inc.*	15,219	197
Teleflex, Inc.	30,126	2,828

		41,952

Healthcare - Services - 2.0%
Amedisys, Inc.*	134,780	1,972
Amsurg Corp.*	180,155	8,273
Capital Senior Living Corp.*	106,558	2,556
Centene Corp.*	101,280	5,970
Five Star Quality Care, Inc.*	504,514	2,770
Health Net, Inc.*	58,141	1,725
HealthSouth Corp.	63,914	2,130
LHC Group, Inc.*	12,890	310
LifePoint Hospitals, Inc.*	154,905	8,185
Magellan Health Services, Inc.*	115,007	6,890
Medcath Corp.(1) *	106,845	—
National Healthcare Corp.	10,302	555
Select Medical Holdings Corp.	102,234	1,187
Triple-S Management Corp., Class B*	214,498	4,170
WellCare Health Plans, Inc.*	58,299	4,105

		50,798

Home Builders - 0.6%
Beazer Homes USA, Inc.*	78,470	1,916
MDC Holdings, Inc.	59,510	1,919
Meritage Homes Corp.*	117,938	5,660
Ryland Group (The), Inc.	40,912	1,776
Standard Pacific Corp.*	548,840	4,967

		16,238

Home Furnishings - 0.6%
Ethan Allen Interiors, Inc.	122,298	3,720
Hooker Furniture Corp.	94,656	1,579
La-Z-Boy, Inc.	204,359	6,335
VOXX International Corp.*	196,671	3,285

		14,919

Household Products/Wares - 0.4%
ACCO Brands Corp.*	83,195	559
CSS Industries, Inc.	82,276	2,360
Helen of Troy Ltd.*	172,683	8,549

		11,468

Insurance - 5.4%
American Equity Investment Life
Holding Co.	382,609	10,093
AMERISAFE, Inc.	76,317	3,224
Argo Group International Holdings Ltd.	30,016	1,396

EQUITY FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.6% continued
Insurance - 5.4% continued
Baldwin & Lyons, Inc., Class B	9,005	$246
CNO Financial Group, Inc.	1,131,072	20,009
EMC Insurance Group, Inc.	61,043	1,869
Employers Holdings, Inc.	208,566	6,601
Endurance Specialty Holdings Ltd.	51,578	3,026
FBL Financial Group, Inc., Class A	24,988	1,119
First American Financial Corp.	396,630	11,185
Horace Mann Educators Corp.	308,009	9,715
Kemper Corp.	53,448	2,185
Montpelier Re Holdings Ltd.	219,315	6,382
Navigators Group (The), Inc.*	123,770	7,817
Platinum Underwriters Holdings Ltd.	115,493	7,077
Primerica, Inc.	190,454	8,172
ProAssurance Corp.	45,298	2,196
Radian Group, Inc.	222,113	3,136
RLI Corp.	67,488	6,572
Safety Insurance Group, Inc.	39,471	2,222
Selective Insurance Group, Inc.	86,572	2,343
StanCorp Financial Group, Inc.	156,897	10,395
Stewart Information Services Corp.	16,431	530
Symetra Financial Corp.	390,113	7,397
United Fire Group, Inc.	108,691	3,115

		138,022

Internet - 1.0%
AOL, Inc.*	56,754	2,646
Bankrate, Inc.*	73,312	1,315
Blucora, Inc.*	367,141	10,706
Dealertrack Technologies, Inc.*	39,788	1,913
FTD Cos., Inc.*	141,034	4,595
PC-Tel, Inc.	135,038	1,292
Sapient Corp.*	77,233	1,341
United Online, Inc.	100,739	1,386

		25,194

Investment Companies - 1.1%
Apollo Investment Corp.	848,782	7,198
Ares Capital Corp.	125,446	2,229
BlackRock Kelso Capital Corp.	253,131	2,362
Gladstone Capital Corp.	58,902	565
Hercules Technology Growth Capital, Inc.	367,055	6,020
Main Street Capital Corp.	34,331	1,122
Medallion Financial Corp.	15,996	229
MVC Capital, Inc.	173,378	2,341
Prospect Capital Corp.	509,867	5,721

		27,787

Iron/Steel - 0.1%
Steel Dynamics, Inc.	161,504	3,156

Leisure Time - 0.1%
Life Time Fitness, Inc.*	31,545	1,483

Lodging - 0.1%
Marcus (The) Corp.	277,213	3,726

Machinery - Construction & Mining - 0.4%
Hyster-Yale Materials Handling, Inc.	96,002	8,943

Machinery - Diversified - 0.3%
Columbus McKinnon Corp.*	14,353	390
Hollysys Automation Technologies Ltd.*	38,337	726
Intevac, Inc.*	198,553	1,475
Kadant, Inc.	40,248	1,631
NACCO Industries, Inc., Class A	54,373	3,381

		7,603

Media - 1.2%
Entercom Communications Corp., Class A*	313,340	3,293
EW Scripps (The) Co., Class A*	41,769	907
Graham Holdings Co., Class B	5,439	3,608
Journal Communications, Inc., Class A*	587,196	5,467
Meredith Corp.	137,402	7,118
New York Times (The) Co., Class A	109,095	1,731
Scholastic Corp.	284,541	9,677

		31,801

Metal Fabrication/Hardware - 0.2%
A.M. Castle & Co.*	129,220	1,909
Haynes International, Inc.	9,037	499
Olympic Steel, Inc.	73,225	2,122
RTI International Metals, Inc.*	22,372	765

		5,295

Mining - 0.5%
Kaiser Aluminum Corp.	61,956	4,352
Materion Corp.	211,066	6,511
Stillwater Mining Co.*	54,163	668

		11,531

Miscellaneous Manufacturing - 1.7%
A.O. Smith Corp.	75,220	4,057
Actuant Corp., Class A	16,338	599
American Railcar Industries, Inc.	15,647	716

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.6% continued
Miscellaneous Manufacturing - 1.7% continued
Barnes Group, Inc.	305,384	$11,699
EnPro Industries, Inc.*	41,294	2,381
Fabrinet*	23,705	487
Movado Group, Inc.	18,700	823
Myers Industries, Inc.	337,326	7,124
Standex International Corp.	109,570	6,890
Tredegar Corp.	160,070	4,612
Trinity Industries, Inc.	58,040	3,164

		42,552

Office Furnishings - 0.0%
Steelcase, Inc., Class A	58,149	922

Oil & Gas - 2.1%
Approach Resources, Inc.*	37,344	720
Callon Petroleum Co.*	296,901	1,939
Carrizo Oil & Gas, Inc.*	108,342	4,850
Energy XXI Bermuda Ltd.	58,165	1,574
EPL Oil & Gas, Inc.*	28,767	820
Gran Tierra Energy, Inc.*	507,439	3,709
Northern Oil and Gas, Inc.*	46,740	704
Parker Drilling Co.*	87,288	710
Patterson-UTI Energy, Inc.	107,299	2,717
PDC Energy, Inc.*	174,855	9,306
Resolute Energy Corp.*	96,845	874
Rex Energy Corp.*	118,460	2,335
Stone Energy Corp.*	377,064	13,043
Vaalco Energy, Inc.*	481,648	3,319
W&T Offshore, Inc.	330,178	5,283
Western Refining, Inc.	60,712	2,575

		54,478

Oil & Gas Services - 2.0%
Basic Energy Services, Inc.*	39,893	630
C&J Energy Services, Inc.*	39,654	916
Dawson Geophysical Co.*	5,901	200
Dril-Quip, Inc.*	19,622	2,157
Helix Energy Solutions Group, Inc.*	348,845	8,086
Hornbeck Offshore Services, Inc.*	272,257	13,403
Key Energy Services, Inc.*	771,655	6,096
Matrix Service Co.*	19,105	467
Natural Gas Services Group, Inc.*	153,922	4,244
Newpark Resources, Inc.*	783,347	9,627
Pioneer Energy Services Corp.*	320,877	2,570
SEACOR Holdings, Inc.*	14,736	1,344
Steel Excel, Inc.*	25,296	746
Tesco Corp.*	28,540	565
TETRA Technologies, Inc.*	57,354	709

		51,760

Pharmaceuticals - 0.3%
Hi-Tech Pharmacal Co., Inc.*	9,291	403
Impax Laboratories, Inc.*	50,189	1,262
Nutraceutical International Corp.*	98,774	2,645
VCA Antech, Inc.*	64,876	2,035

		6,345

Pipelines - 0.5%
Crosstex Energy, Inc.	271,155	9,805
Enbridge Energy Management LLC*	65,877	1,889
SemGroup Corp., Class A	8,432	550

		12,244

Real Estate Investment Trusts - 9.5%
Acadia Realty Trust	157,808	3,918
Agree Realty Corp.	117,225	3,402
American Assets Trust, Inc.	29,097	915
Anworth Mortgage Asset Corp.	808,415	3,403
ARMOUR Residential REIT, Inc.	833,406	3,342
Associated Estates Realty Corp.	36,909	592
Campus Crest Communities, Inc.	47,303	445
Capstead Mortgage Corp.	494,026	5,968
CBL & Associates Properties, Inc.	287,387	5,162
Chesapeake Lodging Trust	35,591	900
Chimera Investment Corp.	753,002	2,334
Corporate Office Properties Trust	74,884	1,774
DiamondRock Hospitality Co.	695,157	8,029
DuPont Fabros Technology, Inc.	187,148	4,624
Dynex Capital, Inc.	233,797	1,870
EPR Properties	290,300	14,271
Equity One, Inc.	322,948	7,247
First Industrial Realty Trust, Inc.	313,160	5,465
Franklin Street Properties Corp.	409,335	4,892
Geo Group (The), Inc.	304,277	9,804
Gladstone Commercial Corp.	42,205	758
Government Properties Income Trust	131,441	3,266
Healthcare Realty Trust, Inc.	266,706	5,684
Highwoods Properties, Inc.	244,374	8,839
Invesco Mortgage Capital, Inc.	418,674	6,146
Investors Real Estate Trust	377,160	3,236
Kite Realty Group Trust	433,496	2,848
LaSalle Hotel Properties	484,261	14,944

EQUITY FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.6% continued
Real Estate Investment Trusts - 9.5% continued
LTC Properties, Inc.	206,007	$7,291
Mack-Cali Realty Corp.	64,429	1,384
Medical Properties Trust, Inc.	976,330	11,931
MFA Financial, Inc.	578,289	4,083
Mid-America Apartment Communities, Inc.	111,304	6,761
National Health Investors, Inc.	98,877	5,547
New York Mortgage Trust, Inc.	141,415	989
NorthStar Realty Finance Corp.	827,836	11,134
One Liberty Properties, Inc.	70,360	1,416
Pebblebrook Hotel Trust	45,002	1,384
Pennsylvania Real Estate Investment Trust	322,328	6,118
Piedmont Office Realty Trust, Inc., Class A	122,856	2,030
PS Business Parks, Inc.	52,856	4,039
Ramco-Gershenson Properties Trust	267,065	4,204
Redwood Trust, Inc.	532,329	10,311
Resource Capital Corp.	636,441	3,774
Retail Opportunity Investments Corp.	48,678	717
RLJ Lodging Trust	447,607	10,886
Silver Bay Realty Trust Corp.	32,028	512
Starwood Property Trust, Inc.	185,186	5,130
Strategic Hotels & Resorts, Inc.*	574,305	5,427
Sunstone Hotel Investors, Inc.	69,723	934
Weingarten Realty Investors	132,642	3,637
Winthrop Realty Trust	24,283	268

		243,985

Retail - 4.5%
Biglari Holdings, Inc.*	982	497
Bob Evans Farms, Inc.	196,698	9,951
Casey’s General Stores, Inc.	65,019	4,568
Cash America International, Inc.	20,909	801
Children’s Place Retail Stores (The), Inc.*	16,479	939
DineEquity, Inc.	14,181	1,185
Einstein Noah Restaurant Group, Inc.	52,869	767
Fifth & Pacific Cos., Inc.*	280,636	9,000
Finish Line (The), Inc., Class A	36,083	1,016
Fred’s, Inc., Class A	399,536	7,399
Genesco, Inc.*	17,595	1,285
Group 1 Automotive, Inc.	103,505	7,351
Haverty Furniture Cos., Inc.	125,797	3,937
hhgregg, Inc.*	22,858	319
Men’s Wearhouse (The), Inc.	386,722	19,754
Pantry (The), Inc.*	175,004	2,937
PC Connection, Inc.	202,841	5,041
Penske Automotive Group, Inc.	278,204	13,120
Pep Boys-Manny Moe & Jack (The)*	291,226	3,535
Pricesmart, Inc.	16,151	1,866
Rush Enterprises, Inc., Class A*	163,000	4,833
Shoe Carnival, Inc.	100,134	2,905
Sonic Automotive, Inc., Class A	131,625	3,222
Stage Stores, Inc.	304,562	6,767
Texas Roadhouse, Inc.	66,139	1,839
Wet Seal (The), Inc., Class A*	352,688	963
World Fuel Services Corp.	17,004	734

		116,531

Savings & Loans - 2.4%
Astoria Financial Corp.	327,873	4,535
BankFinancial Corp.	69,552	637
Berkshire Hills Bancorp, Inc.	74,709	2,037
Brookline Bancorp, Inc.	51,127	489
Dime Community Bancshares, Inc.	344,861	5,835
Flushing Financial Corp.	351,476	7,276
Northwest Bancshares, Inc.	356,751	5,273
OceanFirst Financial Corp.	94,410	1,617
Oritani Financial Corp.	33,248	534
Provident Financial Services, Inc.	531,589	10,270
Sterling Bancorp	397,628	5,316
United Financial Bancorp, Inc.	176,485	3,334
Washington Federal, Inc.	410,620	9,563
WSFS Financial Corp.	79,879	6,193

		62,909

Semiconductors - 3.3%
Amkor Technology, Inc.*	405,370	2,485
ATMI, Inc.*	179,341	5,418
Brooks Automation, Inc.	624,746	6,554
Cirrus Logic, Inc.*	46,441	949
Diodes, Inc.*	33,736	795
Entegris, Inc.*	828,098	9,606
GSI Technology, Inc.*	171,953	1,142
Intersil Corp., Class A	476,215	5,462
Kulicke & Soffa Industries, Inc.*	376,597	5,009
LTX-Credence Corp.*	117,168	936
MKS Instruments, Inc.	415,945	12,453
OmniVision Technologies, Inc.*	264,877	4,556
Photronics, Inc.*	345,894	3,123
Power Integrations, Inc.	26,932	1,503
QLogic Corp.*	190,654	2,255
Rudolph Technologies, Inc.*	23,932	281

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.6% continued
Semiconductors - 3.3% continued
Semtech Corp.*	36,594	$925
Silicon Image, Inc.*	382,318	2,351
Tessera Technologies, Inc.	194,666	3,837
TriQuint Semiconductor, Inc.*	952,079	7,940
Ultra Clean Holdings, Inc.*	106,239	1,066
Veeco Instruments, Inc.*	183,157	6,028

		84,674

Software - 1.8%
Acxiom Corp.*	262,816	9,719
Advent Software, Inc.	47,913	1,676
Blackbaud, Inc.	23,867	899
CSG Systems International, Inc.	24,885	732
Ebix, Inc.	14,709	217
Epiq Systems, Inc.	26,572	431
Fair Isaac Corp.	27,279	1,714
MicroStrategy, Inc., Class A*	10,456	1,299
Progress Software Corp.*	103,557	2,675
PTC, Inc.*	64,729	2,291
Schawk, Inc.	173,445	2,579
SS&C Technologies Holdings, Inc.*	43,903	1,943
SYNNEX Corp.*	221,828	14,951
Take-Two Interactive Software, Inc.*	273,074	4,743

		45,869

Storage/Warehousing - 0.5%
Mobile Mini, Inc.*	306,983	12,642

Telecommunications - 2.1%
Anaren, Inc.*	9,053	253
ARRIS Group, Inc.*	436,696	10,640
Black Box Corp.	11,821	352
Comtech Telecommunications Corp.	81,846	2,580
Extreme Networks, Inc.*	562,241	3,936
Finisar Corp.*	434,930	10,404
General Communication, Inc., Class A*	280,848	3,132
NETGEAR, Inc.*	128,427	4,230
Oplink Communications, Inc.*	183,935	3,421
Premiere Global Services, Inc.*	440,911	5,110
RF Micro Devices, Inc.*	1,185,709	6,118
Shenandoah Telecommunications Co.	17,578	451
Telephone & Data Systems, Inc.	161,579	4,166

		54,793

Textiles - 0.5%
G&K Services, Inc., Class A	154,645	9,624
UniFirst Corp.	18,984	2,031

		11,655

Toys, Games & Hobbies - 0.0%
LeapFrog Enterprises, Inc.*	46,700	371

Transportation - 2.0%
Bristow Group, Inc.	224,717	16,867
Golar LNG Ltd.	58,991	2,141
Gulfmark Offshore, Inc., Class A	258,072	12,163
Marten Transport Ltd.	24,343	492
Patriot Transportation Holding, Inc.*	6,994	290
PHI, Inc. (Non Voting)*	100,127	4,346
Saia, Inc.*	193,395	6,198
Ship Finance International Ltd.	417,966	6,846
Tidewater, Inc.	36,263	2,149
Universal Truckload Services, Inc.	38,778	1,183

		52,675

Trucking & Leasing - 0.7%
AMERCO*	27,737	6,597
Greenbrier (The) Cos., Inc.*	129,227	4,244
TAL International Group, Inc.*	120,514	6,911
Willis Lease Finance Corp.*	32,785	569

		18,321

Total Common Stocks (Cost $1,682,390)		2,486,397

CONVERTIBLE PREFERRED STOCKS - 0.0%
Healthcare - Products - 0.0%
Alere, Inc., 3.00%	3,306	947

Total Convertible Preferred Stocks (Cost $723)		947

MASTER LIMITED PARTNERSHIPS - 0.2%
Holding Companies - Diversified - 0.2%
Compass Diversified Holdings	236,499	4,642

Total Master Limited Partnerships (Cost $2,709)		4,642

EQUITY FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
OTHER - 0.0%(2)
Escrow DLB Oil & Gas	2,100	$—
Escrow Gerber Scientific, Inc.	264,734	—

Total Other (Cost $ — )		—

INVESTMENT COMPANIES - 2.8%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(3) (4)	71,942,541	71,943

Total Investment Companies (Cost $71,943)		71,943

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.3%
U.S. Treasury Bill,
0.05%, 4/10/14(5)	$7,209	$7,208

Total Short-Term Investments (Cost $7,208)		7,208

Total Investments - 99.9% (Cost $1,764,973)		2,571,137

Other Assets less Liabilities - 0.1%		3,643

NET ASSETS - 100.0%		$2,574,780

(1)	Level 3 asset that is worthless, bankrupt or has been delisted.
(2)	Security listed as “escrow” is considered to be worthless.
(3)	At March 31, 2013, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $74,172,000 with net sales of approximately $2,229,000 during the nine months ended December 31, 2013.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2013, the Small Cap Value Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
E-mini S&P 500	70	$6,444	Long	3/14	$66
Russell 2000 Mini Index	640	74,330	Long	3/14	3,328

Total					$3,394

At December 31, 2013, the industry sectors for the Small Cap Value Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	11.3%
Consumer Staples	2.5
Energy	7.0
Financials	36.2
Health Care	4.2
Industrials	14.2
Information Technology	13.0
Materials	5.5
Telecommunication Services	0.5
Utilities	5.6

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of December 31, 2013:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$2,486,397	(1)	$—	$—	$2,486,397
Convertible Preferred Stocks	947	(1)	—	—	947
Master Limited Partnerships	4,642	(1)	—	—	4,642
Investment Companies	71,943		—	—	71,943
Short-Term Investments	—		7,208	—	7,208

Total Investments	$2,563,929		$7,208	$—	$2,571,137

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$3,394		$—	$—	$3,394

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At December 31, 2013, there were no transfers between Level 1, Level 2, or Level 3 classifications based on levels assigned to the securities on March 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued	DECEMBER 31, 2013 (UNAUDITED)

Federal Tax Information:

At December 31, 2013, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,768,384

Gross tax appreciation of investments	$815,058
Gross tax depreciation of investments	(12,305)

Net tax appreciation of investments	$802,753

EQUITY FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

TECHNOLOGY FUND	DECEMBER 31, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1%
Biotechnology - 3.7%
Alexion Pharmaceuticals, Inc.*	6,533	$869
Celgene Corp.*	3,246	549
Gilead Sciences, Inc.*	16,546	1,243
Regeneron Pharmaceuticals, Inc.*	1,345	370

		3,031

Commercial Services - 2.7%
Accretive Health, Inc.*	65,396	599
Mastercard, Inc., Class A	1,434	1,198
Xoom Corp.*	14,413	395

		2,192

Computers - 15.7%
Accenture PLC, Class A	12,245	1,007
Apple, Inc.	6,162	3,458
Cognizant Technology Solutions Corp., Class A*	17,483	1,765
EMC Corp.	87,142	2,192
International Business Machines Corp.	3,764	706
NetApp, Inc.	23,894	983
Qualys, Inc.*	29,404	679
SanDisk Corp.	11,938	842
Teradata Corp.*	23,342	1,062

		12,694

Electronics - 3.7%
Amphenol Corp., Class A	9,987	891
FEI Co.	8,844	790
Trimble Navigation Ltd.*	37,356	1,296

		2,977

Healthcare - Products - 3.3%
Baxter International, Inc.	11,742	817
Edwards Lifesciences Corp.*	11,306	743
Intuitive Surgical, Inc.*	2,782	1,069

		2,629

Internet - 18.9%
Amazon.com, Inc.*	2,138	853
Brightcove, Inc.*	41,967	593
eBay, Inc.*	31,830	1,747
F5 Networks, Inc.*	19,194	1,744
Google, Inc., Class A*	4,001	4,484
LinkedIn Corp., Class A*	7,808	1,693
priceline.com, Inc.*	952	1,107
Rackspace Hosting, Inc.*	29,933	1,171
Splunk, Inc.*	12,959	890
TIBCO Software, Inc.*	43,115	969

		15,251

Pharmaceuticals - 2.3%
Allergan, Inc.	7,250	805
BioMarin Pharmaceutical, Inc.*	7,419	521
Jazz Pharmaceuticals PLC*	4,303	545

		1,871

Semiconductors - 18.1%
Altera Corp.	22,274	724
ARM Holdings PLC ADR	35,174	1,925
ASML Holding N.V. (Registered)	10,551	989
Broadcom Corp., Class A	42,895	1,272
Intel Corp.	37,408	971
KLA-Tencor Corp.	9,654	622
Lam Research Corp.*	23,557	1,283
Linear Technology Corp.	28,986	1,320
Microchip Technology, Inc.	39,442	1,765
NXP Semiconductor N.V.*	26,605	1,222
QUALCOMM, Inc.	20,363	1,512
Xilinx, Inc.	21,488	987

		14,592

Software - 22.8%
Activision Blizzard, Inc.	37,156	663
Check Point Software Technologies Ltd.*	20,854	1,346
Citrix Systems, Inc.*	27,557	1,743
Fiserv, Inc.*	18,160	1,072
Imperva, Inc.*	12,464	600
Informatica Corp.*	23,674	982
Microsoft Corp.	22,493	842
Oracle Corp.	45,000	1,722
Proofpoint, Inc.*	34,155	1,133
Qlik Technologies, Inc.*	24,752	659
Red Hat, Inc.*	35,299	1,978
Salesforce.com, Inc.*	51,617	2,849
ServiceNow, Inc.*	16,452	921
VMware, Inc., Class A*	20,968	1,881

		18,391

Telecommunications - 7.9%
Amdocs Ltd.	31,573	1,302
Aruba Networks, Inc.*	69,023	1,235
Cisco Systems, Inc.	60,803	1,365
Juniper Networks, Inc.*	52,640	1,188
Palo Alto Networks, Inc.*	13,850	796

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

TECHNOLOGY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.1% continued
Telecommunications - 7.9% continued
Procera Networks, Inc.*	34,323	$516

		6,402

Total Common Stocks (Cost $62,076)		80,030

INVESTMENT COMPANIES - 1 .6%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(1) (2)	1,235,518	1,236

Total Investment Companies (Cost $1,236)		1,236

Total Investments - 100.7% (Cost $63,312)		81,266

Liabilities less Other Assets - (0.7)%		(531)

NET ASSETS - 100.0%		$80,735

(1)	At March 31, 2013, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $966,000 with net purchases of approximately $270,000 during the nine months ended December 31, 2013.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2013, the industry sectors for the Technology Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	2.4%
Health Care	10.2
Information Technology	87.4

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of December 31, 2013:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$80,030	(1)	$—	$—	$80,030
Investment Companies	1,236		—	—	1,236

Total Investments	$81,266		$—	$—	$81,266

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At December 31, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Federal Tax Information:

At December 31, 2013, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$64,142

Gross tax appreciation of investments	$19,332
Gross tax depreciation of investments	(2,208)

Net tax appreciation of investments	$17,124

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND	DECEMBER 31, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 91.5%
Brazil - 6.2%
ALL - America Latina Logistica S.A.	255,928	$712
AMBEV S.A.	2,488,760	18,271
AMBEV S.A. ADR	94,000	691
Anhanguera Educacional
Participacoes S.A.	205,715	1,299
Banco Bradesco S.A.*	344,678	4,730
Banco Bradesco S.A. ADR*	170,207	2,133
Banco do Brasil S.A.*	316,444	3,282
Banco Santander Brasil S.A.	240,136	1,459
Banco Santander Brasil S.A. ADR	282,810	1,725
BB Seguridade Participacoes S.A.	324,501	3,376
BM&FBovespa S.A.	1,029,261	4,831
BR Malls Participacoes S.A.	216,915	1,575
BR Properties S.A.	114,700	905
BRF S.A.*	359,520	7,512
CCR S.A.	477,500	3,604
Centrais Eletricas Brasileiras S.A.*	152,751	391
CETIP S.A. - Mercados Organizados*	109,456	1,123
Cia de Saneamento Basico do Estado de Sao Paulo*	180,871	2,050
Cia de Saneamento de Minas Gerais-COPASA*	32,700	516
Cia Hering*	76,061	965
Cia Siderurgica Nacional S.A.*	402,590	2,490
Cielo S.A.*	192,611	5,363
Cosan S.A. Industria e Comercio	68,347	1,147
CPFL Energia S.A.	130,220	1,045
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	159,972	978
Duratex S.A.*	154,996	864
EcoRodovias Infraestrutura e Logistica S.A.	92,470	581
EDP - Energias do Brasil S.A.*	128,705	619
Embraer S.A.*	316,962	2,551
Estacio Participacoes S.A.	147,484	1,278
Fibria Celulose S.A.*	138,317	1,619
Hypermarcas S.A.	191,958	1,442
JBS S.A.	386,136	1,441
Kroton Educacional S.A.	99,400	1,654
Localiza Rent a Car S.A.*	75,119	1,060
Lojas Americanas S.A.*	72,000	419
Lojas Renner S.A.*	66,139	1,718
M Dias Branco S.A.*	19,300	818
MRV Engenharia e Participacoes S.A.	190,593	681
Multiplan Empreendimentos Imobiliarios S.A.*	42,820	907
Natura Cosmeticos S.A.	95,114	1,672
Odontoprev S.A.*	141,550	590
Oi S.A. ADR	37,810	60
Petroleo Brasileiro S.A.*	1,403,078	9,684
Petroleo Brasileiro S.A. ADR*	160,673	2,360
Petroleo Brasileiro S.A. ADR*	115,700	1,594
Porto Seguro S.A.*	62,908	795
Qualicorp S.A.*	110,100	1,051
Raia Drogasil S.A.*	121,307	763
Souza Cruz S.A.*	211,940	2,169
Sul America S.A.*	77,499	486
Tim Participacoes S.A.	455,936	2,393
Totvs S.A.*	68,355	1,071
Tractebel Energia S.A.*	91,338	1,392
Transmissora Alianca de Energia Eletrica S.A.*	53,200	410
Ultrapar Participacoes S.A.	178,424	4,224
Vale S.A.*	604,862	9,227
Vale S.A. ADR	109,808	1,675
WEG S.A.*	121,300	1,602

		133,043

Chile - 1.4%
AES Gener S.A.	1,351,375	748
Aguas Andinas S.A., Class A	1,327,875	858
Banco de Chile	10,290,068	1,503
Banco de Credito e Inversiones	18,150	1,007
Banco Santander Chile	35,781,852	2,105
Banco Santander Chile ADR	1,400	33
CAP S.A.	40,409	770
Cencosud S.A.	626,165	2,274
Cia Cervecerias Unidas S.A.	83,888	1,008
Colbun S.A.	4,405,097	1,005
Corpbanca S.A.	76,469,488	1,073
E.CL S.A.	291,890	379
Empresa Nacional de Electricidad S.A. ADR	3,800	169
Empresa Nacional de Electricidad S.A.	1,658,223	2,466
Empresas CMPC S.A.	657,955	1,612
Empresas COPEC S.A.	245,404	3,288
Enersis S.A.	9,933,546	2,970
Enersis S.A. ADR	13,572	203
ENTEL Chile S.A.	65,591	891
Latam Airlines Group S.A.	107,290	1,734
Latam Airlines Group S.A. BDR	34,762	501
S.A.C.I. Falabella	392,036	3,517

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 91 .5% continued
Chile - 1.4% continued
Sociedad Quimica y Minera de Chile S.A. ADR	3,193	$83
Vina Concha y Toro S.A.	237,837	444

		30,641

China - 14.9%
AAC Technologies Holdings, Inc.	412,500	2,007
Agile Property Holdings Ltd.	772,000	829
Agricultural Bank of China Ltd., Class H	11,742,367	5,810
Air China Ltd., Class H	1,016,705	764
Aluminum Corp. of China Ltd., Class H*	2,177,435	760
Anhui Conch Cement Co. Ltd., Class H	687,575	2,569
Anta Sports Products Ltd.	485,432	602
AviChina Industry & Technology Co. Ltd., Class H	1,142,313	666
Bank of China Ltd., Class H	41,174,652	19,075
Bank of Communications Co. Ltd., Class H	4,853,117	3,450
BBMG Corp., Class H	644,841	565
Beijing Capital International Airport Co. Ltd., Class H	1,034,000	812
Biostime International Holdings Ltd.	102,000	910
Byd Co. Ltd., Class H*	275,199	1,350
China BlueChemical Ltd., Class H	1,008,851	633
China CITIC Bank Corp. Ltd., Class H	4,535,286	2,484
China Coal Energy Co. Ltd., Class H	2,225,232	1,261
China Communications Construction Co. Ltd., Class H	2,481,287	2,010
China Communications Services Corp. Ltd., Class H	1,367,035	847
China Construction Bank Corp., Class H	39,518,410	30,010
China COSCO Holdings Co. Ltd., Class H*	1,419,221	696
China Everbright International Ltd.	1,489,000	2,000
China International Marine Containers Group Co. Ltd., Class H	277,100	591
China Life Insurance Co. Ltd., Class H	4,076,544	12,856
China Longyuan Power Group Corp., Class H	1,424,473	1,843
China Mengniu Dairy Co. Ltd.	743,935	3,536
China Merchants Bank Co. Ltd., Class H	2,508,933	5,392
China Minsheng Banking Corp. Ltd., Class H	2,887,427	3,233
China National Building Material Co. Ltd., Class H	1,528,000	1,655
China Oilfield Services Ltd., Class H	855,558	2,675
China Overseas Grand Oceans Group Ltd.	384,000	366
China Pacific Insurance Group Co. Ltd., Class H	1,439,737	5,707
China Petroleum & Chemical Corp., Class H	13,990,628	11,507
China Railway Construction Corp. Ltd., Class H	1,084,500	1,085
China Railway Group Ltd., Class H	2,225,827	1,155
China Shenhua Energy Co. Ltd., Class H	1,859,136	5,900
China Shipping Container Lines Co. Ltd., Class H*	2,097,695	549
China Telecom Corp. Ltd., Class H	7,480,339	3,781
China Vanke Co. Ltd., Class B	735,272	1,147
Chongqing Changan Automobile Co. Ltd., Class B	473,800	935
Chongqing Rural Commercial Bank, Class H	1,353,434	659
CITIC Securities Co. Ltd., Class H	590,500	1,628
CNOOC Ltd.	9,788,433	18,310
Country Garden Holdings Co. Ltd.	2,549,472	1,541
CSR Corp. Ltd., Class H	1,065,669	878
Datang International Power Generation Co. Ltd., Class H	1,635,875	755
Dongfeng Motor Group Co. Ltd., Class H	1,489,169	2,348
ENN Energy Holdings Ltd.	409,279	3,037
Evergrande Real Estate Group Ltd.	3,411,400	1,304
Fosun International Ltd.	908,660	907
Golden Eagle Retail Group Ltd.	382,675	507
GOME Electrical Appliances Holding Ltd.	5,603,874	1,039
Great Wall Motor Co. Ltd., Class H	571,432	3,175
Greentown China Holdings Ltd.	372,325	569
Guangzhou Automobile Group Co. Ltd., Class H	1,233,760	1,363
Guangzhou R&F Properties Co. Ltd., Class H	509,214	746
Haitian International Holdings Ltd.	175,000	396
Haitong Securities Co. Ltd., Class H	714,800	1,256
Hengan International Group Co. Ltd.	403,398	4,783
Huaneng Power International, Inc., Class H	1,704,501	1,543
Industrial & Commercial Bank of China Ltd., Class H	40,440,515	27,496
Inner Mongolia Yitai Coal Co. Ltd., Class B	545,816	966
Intime Retail Group Co. Ltd.	552,135	575
Jiangsu Expressway Co. Ltd., Class H	706,000	868
Jiangxi Copper Co. Ltd., Class H	716,000	1,301
Lenovo Group Ltd.	3,386,000	4,133
Longfor Properties Co. Ltd.	757,731	1,060
New China Life Insurance Co. Ltd., Class H*	372,971	1,264

EQUITY INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 91.5% continued
China - 14.9% continued
People’s Insurance Co. Group of China Ltd., Class H	2,678,535	$1,304
PetroChina Co. Ltd., Class H	11,583,438	12,712
PICC Property & Casualty Co. Ltd., Class H	1,708,923	2,557
Ping An Insurance Group Co. of China Ltd., Class H	1,026,453	9,280
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	944,116	1,280
Shanghai Electric Group Co. Ltd., Class H	1,572,000	573
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	382,200	936
Shenzhou International Group Holdings Ltd.	302,000	1,134
Shui On Land Ltd.	2,040,858	627
Sihuan Pharmaceutical Holdings Group Ltd.	1,165,063	1,065
Sino Biopharmaceutical Ltd.	1,668,000	1,325
Sino-Ocean Land Holdings Ltd.	1,672,423	1,099
Sinopec Engineering Group Co. Ltd., Class H	515,000	772
Sinopec Shanghai Petrochemical Co. Ltd., Class H	1,920,005	554
Sinopharm Group Co. Ltd., Class H	553,914	1,601
SOHO China Ltd.	1,033,278	891
Sun Art Retail Group Ltd.	1,276,000	1,802
Tencent Holdings Ltd.	560,414	36,006
Tingyi Cayman Islands Holding Corp.	1,056,435	3,066
Tsingtao Brewery Co. Ltd., Class H	201,767	1,715
Uni-President China Holdings Ltd.	597,000	609
Want Want China Holdings Ltd.	3,253,870	4,723
Weichai Power Co. Ltd., Class H	257,953	1,050
Wumart Stores, Inc., Class H	300,470	489
Yantai Changyu Pioneer Wine Co. Ltd., Class B	131,713	438
Yanzhou Coal Mining Co. Ltd., Class H	1,079,138	993
Zhejiang Expressway Co. Ltd., Class H	805,294	763
Zhongsheng Group Holdings Ltd.	305,000	423
Zhuzhou CSR Times Electric Co. Ltd., Class H	310,474	1,119
Zijin Mining Group Co. Ltd., Class H	3,274,162	706
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	739,947	696
ZTE Corp., Class H*	354,898	707

		321,445

Colombia - 0.8%
Almacenes Exito S.A.	112,370	1,746
Bancolombia S.A.	111,799	1,381
Bancolombia S.A. ADR	8,252	404
Bolsa de Valores de Colombia	461,784	778
Cementos Argos S.A.	218,859	1,112
Corp. Financiera Colombiana S.A.	40,709	836
Corp. Financiera Colombiana S.A.*	1,400	28
Ecopetrol S.A.	2,582,191	4,970
Ecopetrol S.A. ADR	5,700	219
Grupo Argos S.A.	158,866	1,600
Grupo Argos S.A.	66,025	667
Grupo de Inversiones Suramericana S.A.	129,464	2,261
Interconexion Electrica S.A. ESP	217,853	1,027

		17,029

Czech Republic - 0.2%
CEZ A.S.	86,195	2,250
Komercni Banka A.S.	8,494	1,896
Telefonica Czech Republic A.S.	63,035	936

		5,082

Egypt - 0.2%
Commercial International Bank Egypt S.A.E.	456,406	2,140
Global Telecom Holding*	1,439,658	976
Talaat Moustafa Group*	582,316	518
Telecom Egypt Co.	182,055	384

		4,018

Greece - 0.5%
Alpha Bank A.E.*	873,020	759
Folli Follie S.A.*	17,197	555
Hellenic Petroleum S.A.	43,617	455
Hellenic Telecommunications Organization S.A.*	136,069	1,820
JUMBO S.A.*	52,491	841
National Bank of Greece S.A.*	183,310	991
OPAP S.A.	123,809	1,648
Piraeus Bank S.A.*	555,451	1,172
Public Power Corp. S.A.	62,908	935
Titan Cement Co. S.A.*	28,597	779

		9,955

Hong Kong - 4.3%
Beijing Enterprises Holdings Ltd.	282,271	2,802
Beijing Enterprises Water Group Ltd.	1,800,000	1,132
Belle International Holdings Ltd.	2,560,000	2,978
Brilliance China Automotive Holdings Ltd.	1,631,944	2,666
China Agri-Industries Holdings Ltd.	1,162,492	580

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 91.5% continued
Hong Kong - 4.3% continued
China Everbright Ltd.	479,110	$760
China Gas Holdings Ltd.	1,013,495	1,490
China Merchants Holdings International Co. Ltd.	631,871	2,327
China Mobile Ltd.	3,311,212	34,468
China Overseas Land & Investment Ltd.	2,226,475	6,289
China Resources Cement Holdings Ltd.	1,082,343	728
China Resources Enterprise Ltd.	667,628	2,220
China Resources Gas Group Ltd.	495,958	1,728
China Resources Land Ltd.	1,127,756	2,807
China Resources Power Holdings Co. Ltd.	1,054,900	2,510
China State Construction International Holdings Ltd.	980,534	1,763
China Taiping Insurance Holdings Co. Ltd.*	472,060	970
China Unicom Hong Kong Ltd.	2,574,494	3,865
CITIC Pacific Ltd.	821,095	1,260
COSCO Pacific Ltd.	938,445	1,295
Far East Horizon Ltd.	711,000	608
Franshion Properties China Ltd.	2,071,791	724
GCL-Poly Energy Holdings Ltd.*	5,139,675	1,598
Geely Automobile Holdings Ltd.	2,908,423	1,409
Guangdong Investment Ltd.	1,398,514	1,368
Haier Electronics Group Co. Ltd.	428,000	1,247
Hanergy Solar Group Ltd.*	6,206,000	632
Kingboard Chemical Holdings Ltd.	375,008	982
Kunlun Energy Co. Ltd.	1,753,230	3,096
Lee & Man Paper Manufacturing Ltd.	922,248	610
New World China Land Ltd.	718,000	348
Nine Dragons Paper Holdings Ltd.	909,923	793
Poly Property Group Co. Ltd.	1,109,737	593
Shanghai Industrial Holdings Ltd.	273,043	999
Shimao Property Holdings Ltd.	778,903	1,793
Shougang Fushan Resources Group Ltd.	1,765,933	622
Yingde Gases Group Co. Ltd.	610,700	640
Yuexiu Property Co. Ltd.	2,861,393	705

		93,405

Hungary - 0.3%
MOL Hungarian Oil & Gas PLC	23,442	1,574
OTP Bank PLC	115,716	2,205
Richter Gedeon Nyrt	78,119	1,592

		5,371

India - 6.1%
ACC Ltd.	12,293	221
Adani Enterprises Ltd.	58,749	250
Adani Ports and Special Economic Zone Ltd.	222,528	561
Aditya Birla Nuvo Ltd.	17,736	357
Ambuja Cements Ltd.	384,302	1,136
Apollo Hospitals Enterprise Ltd.	43,224	663
Asian Paints Ltd.	150,582	1,198
Bajaj Auto Ltd.	44,638	1,381
Bank of Baroda	23,389	245
Bharat Heavy Electricals Ltd.	332,898	954
Bharat Petroleum Corp. Ltd.	96,996	548
Bharti Airtel Ltd.	332,029	1,779
Cairn India Ltd.	267,199	1,400
Cipla Ltd.	195,293	1,270
Coal India Ltd.	264,764	1,246
Dabur India Ltd.	106,017	293
Divi’s Laboratories Ltd.	21,886	434
DLF Ltd.	233,727	636
Dr. Reddy’s Laboratories Ltd.	41,301	1,689
Dr. Reddy’s Laboratories Ltd. ADR	15,005	616
GAIL India Ltd.	179,358	994
GlaxoSmithKline Consumer Healthcare Ltd.	5,737	412
Godrej Consumer Products Ltd.	65,922	916
HCL Technologies Ltd.	116,174	2,375
HDFC Bank Ltd.	758,388	8,223
HDFC Bank Ltd. ADR	31,500	1,085
Hero MotoCorp Ltd.	44,737	1,501
Hindalco Industries Ltd.	575,030	1,143
Hindustan Unilever Ltd.	349,355	3,240
Housing Development Finance Corp.	811,057	10,492
ICICI Bank Ltd.	58,260	1,040
ICICI Bank Ltd. ADR	29,471	1,095
Idea Cellular Ltd.	351,374	949
Infosys Ltd.	209,361	11,811
Infosys Ltd. ADR	43,137	2,442
ITC Ltd.	1,211,311	6,334
Jaiprakash Associates Ltd.	552,523	489
Jindal Steel & Power Ltd.	212,413	900
JSW Steel Ltd.	46,908	772
Kotak Mahindra Bank Ltd.	174,557	2,072
Larsen & Toubro Ltd.	163,964	2,860
Larsen & Toubro Ltd. GDR (Registered)	7,050	127
LIC Housing Finance Ltd.	158,161	563
Lupin Ltd.	19,575	288

EQUITY INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 91.5% continued
India - 6.1% continued
Mahindra & Mahindra Financial Services Ltd.	143,342	$746
Mahindra & Mahindra Ltd.	166,585	2,551
Nestle India Ltd.	6,563	561
NTPC Ltd.	563,479	1,253
Oil & Natural Gas Corp. Ltd.	426,581	2,000
Oil India Ltd.	67,947	537
Piramal Enterprises Ltd.	37,487	335
Power Finance Corp. Ltd.	147,237	399
Power Grid Corp. of India Ltd.	626,476	1,013
Ranbaxy Laboratories Ltd.*	70,238	516
Reliance Capital Ltd.	52,679	308
Reliance Communications Ltd.	261,637	554
Reliance Industries Ltd.	571,033	8,285
Reliance Industries Ltd. GDR(1)	70,126	2,042
Reliance Infrastructure Ltd.	55,302	382
Reliance Power Ltd.*	303,108	360
Rural Electrification Corp. Ltd.	170,211	609
Sesa Sterlite Ltd.	577,433	1,890
Shriram Transport Finance Co. Ltd.	77,282	843
Siemens Ltd.	39,800	428
State Bank of India	75,814	2,176
Sun Pharmaceutical Industries Ltd.	334,469	3,081
Tata Consultancy Services Ltd.	258,290	9,087
Tata Motors Ltd.	392,418	2,392
Tata Motors Ltd. ADR	6,700	206
Tata Power Co. Ltd.	532,434	787
Tata Steel Ltd.	156,392	1,075
Tech Mahindra Ltd.	55,273	1,643
Ultratech Cement Ltd.	20,466	587
United Breweries Ltd.	38,694	484
United Spirits Ltd.	48,726	2,061
Wipro Ltd.	307,747	2,779
Wipro Ltd. ADR	25,040	315
Yes Bank Ltd.	97,814	592
Zee Entertainment Enterprises Ltd.	134,446	604

		132,481

Indonesia - 2.1%
Adaro Energy Tbk PT	8,219,220	739
Astra Agro Lestari Tbk PT	217,222	448
Astra International Tbk PT	11,103,760	6,235
Bank Central Asia Tbk PT	6,697,692	5,305
Bank Danamon Indonesia Tbk PT	1,890,443	588
Bank Mandiri Persero Tbk PT	5,166,955	3,354
Bank Negara Indonesia Persero Tbk PT	4,097,909	1,338
Bank Rakyat Indonesia Persero Tbk PT	6,006,658	3,599
Bumi Serpong Damai PT	3,925,500	418
Charoen Pokphand Indonesia Tbk PT	4,185,935	1,166
Global Mediacom Tbk PT	3,941,000	616
Gudang Garam Tbk PT	268,915	930
Indo Tambangraya Megah Tbk PT	230,278	540
Indocement Tunggal Prakarsa Tbk PT	766,803	1,264
Indofood CBP Sukses Makmur Tbk PT	654,000	549
Indofood Sukses Makmur Tbk PT	2,292,871	1,245
Jasa Marga Persero Tbk PT	1,135,000	441
Kalbe Farma Tbk PT	12,533,580	1,292
Lippo Karawaci Tbk PT	11,063,500	828
Matahari Department Store Tbk PT*	817,273	741
Media Nusantara Citra Tbk PT	2,335,500	506
Perusahaan Gas Negara Persero Tbk PT	6,038,112	2,224
Semen Indonesia Persero Tbk PT	1,634,755	1,914
Surya Citra Media Tbk PT	2,450,000	530
Tambang Batubara Bukit Asam Persero Tbk PT	443,000	372
Telekomunikasi Indonesia Persero Tbk PT	24,709,365	4,378
Tower Bersama Infrastructure Tbk PT*	952,000	454
Unilever Indonesia Tbk PT	838,028	1,797
United Tractors Tbk PT	884,071	1,386
XL Axiata Tbk PT	1,449,860	621

		45,818

Malaysia - 3.7%
AirAsia Bhd.	698,300	470
Alliance Financial Group Bhd.	609,300	887
AMMB Holdings Bhd.	920,437	2,036
Astro Malaysia Holdings Bhd.	875,700	803
Axiata Group Bhd.	1,376,625	2,899
Berjaya Sports Toto Bhd.	363,356	449
British American Tobacco Malaysia Bhd.	71,600	1,405
Bumi Armada Bhd.	569,500	701
CIMB Group Holdings Bhd.	2,499,994	5,825
Dialog Group Bhd.	934,300	1,021
DiGi.Com Bhd.	1,885,700	2,852
Felda Global Ventures Holdings Bhd.	660,400	907
Gamuda Bhd.	963,600	1,413
Genting Bhd.	1,104,700	3,466
Genting Malaysia Bhd.	1,600,300	2,142
Genting Plantations Bhd.	129,900	439
Hong Leong Bank Bhd.	312,340	1,374

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 91.5% continued
Malaysia - 3.7% continued
Hong Leong Financial Group Bhd.	120,100	$570
IHH Healthcare Bhd.*	1,350,500	1,593
IJM Corp. Bhd.	622,520	1,117
IOI Corp. Bhd.	1,554,340	2,231
IOI Properties Group Sdn Bhd.*	518,113	522
Kuala Lumpur Kepong Bhd.	267,150	2,034
Lafarge Malaysia Bhd.	213,900	560
Malayan Banking Bhd.	2,428,976	7,381
Malaysia Airports Holdings Bhd.	316,985	871
Maxis Bhd.	1,209,651	2,686
MISC Bhd.*	590,260	1,029
MMC Corp. Bhd.	431,875	380
Parkson Holdings Bhd.	344,943	290
Petronas Chemicals Group Bhd.	1,506,100	3,183
Petronas Dagangan Bhd.	137,500	1,324
Petronas Gas Bhd.	329,500	2,443
PPB Group Bhd.	263,500	1,301
Public Bank Bhd.	9,913	59
Public Bank Bhd. (Registered)	560,500	3,345
RHB Capital Bhd.	348,220	841
Sapurakencana Petroleum Bhd.*	1,958,100	2,932
Sime Darby Bhd.	1,470,015	4,276
Telekom Malaysia Bhd.	595,500	1,009
Tenaga Nasional Bhd.	1,542,250	5,363
UEM Sunrise Bhd.	843,917	609
UMW Holdings Bhd.	299,800	1,105
YTL Corp. Bhd.	2,706,780	1,340
YTL Power International Bhd.	1,239,499	716

		80,199

Mexico - 5.3%
Alfa S.A.B. de C.V., Series A	1,537,780	4,313
America Movil S.A.B. de C.V., Series L	19,507,582	22,740
Arca Continental S.A.B. de C.V.	183,184	1,145
Cemex Latam Holdings S.A.*	94,420	724
Cemex S.A.B. de C.V., Series CPO*	6,154,780	7,231
Coca-Cola Femsa S.A.B. de C.V., Series L	233,122	2,820
Compartamos S.A.B. de C.V.*	609,972	1,141
Controladora Comercial Mexicana S.A.B.de C.V., Series UBC	228,500	978
El Puerto de Liverpool S.A.B. de C.V., Series C1	106,500	1,216
Fibra Uno Administracion S.A. de C.V.*	752,400	2,410
Fomento Economico Mexicano S.A.B. de C.V., Series UBD	1,063,277	10,293
Genomma Lab Internacional S.A.B. de C.V., Series B*	440,700	1,236
Grupo Aeroportuario del Pacifico S.A.B.de C.V., Series B	169,952	908
Grupo Aeroportuario del Sureste S.A.B. de C.V., Series B	115,700	1,446
Grupo Bimbo S.A.B. de C.V., Series A	913,828	2,814
Grupo Carso S.A.B. de C.V., Series A1	308,506	1,641
Grupo Comercial Chedraui S.A. de C.V.	182,800	646
Grupo Financiero Banorte S.A.B. de C.V., Series O	1,367,618	9,570
Grupo Financiero Inbursa S.A.B. de C.V., Series O	1,263,443	3,574
Grupo Financiero Santander Mexico S.A.B. de C.V., Series B	1,012,800	2,754
Grupo Mexico S.A.B. de C.V., Series B	2,076,636	6,876
Grupo Televisa S.A.B., Series CPO	1,406,514	8,478
Industrias C.H. S.A.B. de C.V., Series B*	96,037	648
Industrias Penoles S.A.B. de C.V.	76,852	1,908
Kimberly-Clark de Mexico S.A.B. de C.V., Series A	861,627	2,447
Mexichem S.A.B. de C.V.	572,234	2,356
Minera Frisco S.A.B. de C.V., Series A1*	364,006	751
OHL Mexico S.A.B. de C.V.*	388,100	994
Promotora y Operadora de Infraestructura S.A.B. de C.V.*	147,000	1,757
Wal-Mart de Mexico S.A.B. de C.V., Series V	2,904,137	7,620

		113,435

Peru - 0.4%
Cia de Minas Buenaventura S.A.A. ADR	104,806	1,176
Credicorp Ltd.	36,952	4,904
Southern Copper Corp.	93,927	2,697

		8,777

Philippines - 0.8%
Aboitiz Equity Ventures, Inc.	1,069,669	1,318
Aboitiz Power Corp.	1,055,644	809
Alliance Global Group, Inc.	1,150,924	671
Ayala Corp.	99,147	1,161
Ayala Land, Inc.	3,091,680	1,730
Bank of the Philippine Islands	391,102	751
BDO Unibank, Inc.	738,706	1,144
DMCI Holdings, Inc.	462,050	585
Energy Development Corp.	4,341,950	523
Globe Telecom, Inc.	19,105	708

EQUITY INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 91.5% continued
Philippines - 0.8% continued
International Container Terminal Services, Inc.	451,060	$1,037
JG Summit Holdings, Inc.	1,043,800	908
Jollibee Foods Corp.	237,653	927
Metro Pacific Investments Corp.	5,488,000	535
Metropolitan Bank & Trust Co.	153,259	262
Philippine Long Distance Telephone Co.	23,965	1,439
SM Investments Corp.	79,205	1,273
SM Prime Holdings, Inc.	3,288,813	1,089
Universal Robina Corp.	488,970	1,249

		18,119

Poland - 1.6%
Alior Bank S.A.*	21,413	578
Bank Handlowy w Warszawie S.A.	18,400	641
Bank Millennium S.A.*	241,516	577
Bank Pekao S.A.	71,136	4,252
Bank Zachodni WBK S.A.	15,558	2,009
Cyfrowy Polsat S.A.*	97,371	639
Enea S.A.	69,464	313
Eurocash S.A.	46,592	739
Grupa Azoty S.A.	22,371	463
Grupa Lotos S.A.*	34,811	411
Jastrzebska Spolka Weglowa S.A.	22,620	399
Kernel Holding S.A.*	29,702	375
KGHM Polska Miedz S.A.	75,191	2,957
mBank	8,237	1,366
PGE S.A.	412,567	2,231
Polski Koncern Naftowy Orlen S.A.	177,656	2,425
Polskie Gornictwo Naftowe i Gazownictwo S.A.	978,359	1,669
Powszechna Kasa Oszczednosci Bank Polski S.A.	476,861	6,245
Powszechny Zaklad Ubezpieczen S.A.	30,555	4,558
Synthos S.A.	287,733	524
Tauron Polska Energia S.A.	591,961	858
Telekomunikacja Polska S.A.	360,757	1,174

		35,403

Russia - 5.7%
Federal Grid Co. Unified Energy System JSC*	182,254,477	502
Gazprom OAO	1,336,583	5,662
Gazprom OAO ADR	2,580,810	22,090
Lukoil OAO	71,708	4,449
Lukoil OAO ADR	197,785	12,362
Lukoil OAO ADR (OTC Exchange)	11,873	749
Magnit OJSC	3,011	846
Magnit OJSC GDR (Registered)	139,893	9,280
MegaFon OAO GDR (Registered)	47,767	1,598
MMC Norilsk Nickel OJSC	13,729	2,262
MMC Norilsk Nickel OJSC ADR	80,388	1,343
MMC Norilsk Nickel OJSC ADR (London Exchange)	84,247	1,403
Mobile Telesystems OJSC ADR	283,150	6,125
Moscow Exchange MICEX-RTS OAO	341,000	672
NovaTek OAO GDR (Registered)	50,096	6,861
Rosneft OAO	195,465	1,500
Rosneft OAO GDR (Registered)	440,121	3,360
Rostelecom OJSC	587,244	1,986
RusHydro JSC	35,863,245	619
RusHydro JSC ADR	266,069	459
Sberbank of Russia	3,902,900	12,051
Sberbank of Russia*	56,000	176
Sberbank of Russia ADR	491,800	6,211
Severstal OAO	22,803	221
Severstal OAO GDR (Registered)	94,209	932
Sistema JSFC GDR (Registered)	67,031	2,158
Surgutneftegas OAO	1,288,823	1,114
Surgutneftegas OAO ADR	120,622	1,046
Surgutneftegaz OAO ADR (London Exchange)	137,144	1,187
Tatneft OAO	334,214	2,117
Tatneft OAO ADR	1,663	63
Tatneft OAO ADR (OTC Exchange)	71,112	2,725
Uralkali OJSC	509,249	2,663
Uralkali OJSC GDR (Registered)	41,390	1,105
VTB Bank OJSC	1,977,000,422	2,993
VTB Bank OJSC GDR(1)	11,036	33
VTB Bank OJSC GDR (Registered)	408,752	1,228

		122,151

South Africa - 7.2%
African Bank Investments Ltd.	754,219	867
African Rainbow Minerals Ltd.	61,696	1,119
Anglo American Platinum Ltd.*	37,311	1,408
AngloGold Ashanti Ltd.	213,330	2,493
Aspen Pharmacare Holdings Ltd.	185,857	4,774
Assore Ltd.	19,605	640
Barclays Africa Group Ltd.	181,325	2,299
Barloworld Ltd.	122,498	1,180

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 91.5% continued
South Africa - 7.2% continued
Bidvest Group Ltd.	160,841	$4,128
Discovery Ltd.	165,916	1,340
Exxaro Resources Ltd.	79,903	1,119
FirstRand Ltd.	1,690,783	5,801
Foschini Group (The) Ltd.	106,559	976
Gold Fields Ltd.	418,920	1,327
Growthpoint Properties Ltd.	957,912	2,225
Harmony Gold Mining Co. Ltd.	219,767	553
Impala Platinum Holdings Ltd.	290,362	3,439
Imperial Holdings Ltd.	103,784	2,007
Investec Ltd.	142,469	1,013
Kumba Iron Ore Ltd.	44,379	1,891
Liberty Holdings Ltd.	61,876	720
Life Healthcare Group Holdings Ltd.	517,236	2,064
Massmart Holdings Ltd.	61,966	770
Mediclinic International Ltd.	208,518	1,513
MMI Holdings Ltd.	615,924	1,486
Mr. Price Group Ltd.	131,802	2,058
MTN Group Ltd.	930,529	19,307
Nampak Ltd.	333,384	1,304
Naspers Ltd., Class N	216,825	22,671
Nedbank Group Ltd.	112,936	2,276
Netcare Ltd.	536,263	1,332
Northam Platinum Ltd.*	176,013	709
Pick n Pay Stores Ltd.	129,728	645
PPC Ltd.	277,965	835
Redefine Properties Ltd.*	1,625,252	1,509
Remgro Ltd.	263,057	5,214
Reunert Ltd.	99,367	652
RMB Holdings Ltd.	380,777	1,774
RMI Holdings	364,475	954
Sanlam Ltd.	973,930	4,947
Sappi Ltd.*	297,801	931
Sasol Ltd.	303,504	14,889
Shoprite Holdings Ltd.	232,178	3,654
Spar Group (The) Ltd.	94,013	1,186
Standard Bank Group Ltd.	666,549	8,281
Steinhoff International Holdings Ltd.	696,761	2,999
Tiger Brands Ltd.	86,797	2,214
Truworths International Ltd.	235,454	1,730
Vodacom Group Ltd.	207,020	2,626
Woolworths Holdings Ltd.	421,560	3,008

		154,857

South Korea - 14.9%
Amorepacific Corp.	1,796	1,707
AMOREPACIFIC Group	1,551	684
BS Financial Group, Inc.	92,352	1,408
Celltrion, Inc.	35,231	1,281
Cheil Industries, Inc.	25,362	2,130
Cheil Worldwide, Inc.*	50,830	1,326
CJ CheilJedang Corp.	4,339	1,140
CJ Corp.	8,363	925
Coway Co. Ltd.	28,718	1,810
Daelim Industrial Co. Ltd.	15,639	1,396
Daewoo Engineering & Construction Co. Ltd.*	59,400	415
Daewoo International Corp.	25,528	1,000
Daewoo Securities Co. Ltd.	93,638	791
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	53,300	1,776
DGB Financial Group, Inc.	74,340	1,165
Dongbu Insurance Co. Ltd.	23,412	1,248
Doosan Corp.	4,570	609
Doosan Heavy Industries & Construction Co. Ltd.	26,092	879
Doosan Infracore Co. Ltd.*	73,940	886
E-Mart Co. Ltd.	11,514	2,919
GS Engineering & Construction Corp.	20,110	583
GS Holdings	28,153	1,532
Halla Visteon Climate Control Corp.	20,620	759
Hana Financial Group, Inc.	150,423	6,264
Hankook Tire Co. Ltd.	41,357	2,384
Hanwha Chemical Corp.	46,752	958
Hanwha Corp.	25,405	951
Hanwha Life Insurance Co. Ltd.	120,110	865
Hite Jinro Co. Ltd.	15,340	321
Hyosung Corp.	13,769	918
Hyundai Department Store Co. Ltd.	8,355	1,276
Hyundai Development Co.-Engineering & Construction	31,770	704
Hyundai Engineering & Construction Co. Ltd.	38,639	2,228
Hyundai Glovis Co. Ltd.	7,265	1,594
Hyundai Heavy Industries Co. Ltd.	22,834	5,582
Hyundai Hysco Co. Ltd.	17,798	700
Hyundai Marine & Fire Insurance Co. Ltd.	35,080	1,087
Hyundai Merchant Marine Co. Ltd.*	37,149	404
Hyundai Mipo Dockyard	6,094	1,032
Hyundai Mobis Co. Ltd.	37,374	10,406
Hyundai Motor Co.	84,564	19,158

EQUITY INDEX FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 91.5% continued
South Korea - 14.9% continued
Hyundai Securities Co. Ltd.	59,780	$333
Hyundai Steel Co.	30,399	2,494
Hyundai Wia Corp.	8,538	1,539
Industrial Bank of Korea	92,310	1,068
Kangwon Land, Inc.	50,560	1,484
KB Financial Group, Inc.	211,654	8,520
KCC Corp.	2,642	1,175
Kia Motors Corp.	144,414	7,724
Korea Aerospace Industries Ltd.	22,690	624
Korea Electric Power Corp.*	139,846	4,607
Korea Gas Corp.	15,057	948
Korea Investment Holdings Co. Ltd.	21,680	846
Korea Zinc Co. Ltd.	4,667	1,410
Korean Air Lines Co. Ltd.*	16,128	478
KT Corp.	14,619	437
KT Corp. ADR*	6,526	97
KT&G Corp.	59,832	4,235
Kumho Petro chemical Co. Ltd.	7,702	697
LG Chem Ltd.	25,394	7,279
LG Corp.	50,838	3,101
LG Display Co. Ltd.*	125,660	3,035
LG Electronics, Inc.	57,784	3,740
LG Household & Health Care Ltd.	5,194	2,705
LG Innotek Co. Ltd.*	5,984	475
LG Uplus Corp.*	117,792	1,204
Lotte Chemical Corp.	9,526	2,102
Lotte Confectionery Co. Ltd.	392	710
Lotte Shopping Co. Ltd.	6,089	2,332
LS Corp.	9,951	763
LS Industrial Systems Co. Ltd.	8,625	537
Mirae Asset Securities Co. Ltd.	14,075	513
NAVER Corp.	15,365	10,589
NCSoft Corp.	8,188	1,934
NHN Entertainment Corp.*	7,174	657
OCI Co. Ltd.	8,824	1,601
Orion Corp.	1,900	1,711
POSCO	34,391	10,673
POSCO ADR	5,928	462
S-1 Corp.	9,438	670
Samsung C&T Corp.	68,138	3,923
Samsung Card Co. Ltd.	19,352	686
Samsung Electro-Mechanics Co. Ltd.	33,017	2,289
Samsung Electronics Co. Ltd.	60,631	79,244
Samsung Engineering Co. Ltd.	16,778	1,051
Samsung Fire & Marine Insurance Co. Ltd.	19,395	4,768
Samsung Heavy Industries Co. Ltd.	88,710	3,207
Samsung Life Insurance Co. Ltd.	33,269	3,285
Samsung SDI Co. Ltd.	18,886	2,911
Samsung Securities Co. Ltd.	33,675	1,409
Samsung Techwin Co. Ltd.	20,324	1,049
Shinhan Financial Group Co. Ltd.	233,880	10,628
Shinsegae Co. Ltd.	3,891	933
SK C&C Co. Ltd.	12,510	1,606
SK Holdings Co. Ltd.	13,956	2,531
SK Hynix, Inc.*	291,830	10,193
SK Innovation Co. Ltd.	32,783	4,430
SK Networks Co. Ltd.	66,100	475
SK Telecom Co. Ltd.	4,235	925
SK Telecom Co. Ltd. ADR	10,300	254
S-Oil Corp.	23,943	1,686
Woori Finance Holdings Co. Ltd.	199,060	2,533
Woori Investment & Securities Co. Ltd.	66,997	610
Yuhan Corp.	4,351	773

		322,109

Taiwan - 11.3%
Acer, Inc.*	1,432,796	881
Advanced Semiconductor Engineering, Inc.	3,280,364	3,061
Advantech Co. Ltd.	156,285	1,085
Asia Cement Corp.	1,201,831	1,558
Asia Pacific Telecom Co. Ltd.	905,000	470
Asustek Computer, Inc.	366,546	3,300
AU Optronics Corp.*	4,574,215	1,454
Catcher Technology Co. Ltd.	373,111	2,427
Cathay Financial Holding Co. Ltd.	4,247,739	6,880
Chailease Holding Co. Ltd.	412,200	1,086
Chang Hwa Commercial Bank	2,608,163	1,607
Cheng Shin Rubber Industry Co. Ltd.	870,184	2,279
Cheng Uei Precision Industry Co. Ltd.	221,886	446
Chicony Electronics Co. Ltd.	271,194	683
China Airlines Ltd.*	1,448,307	533
China Development Financial Holding Corp.	7,541,868	2,279
China Life Insurance Co. Ltd.	1,219,413	1,237
China Motor Corp.	328,000	318
China Petrochemical Development Corp.	959,172	438
China Steel Corp.	6,329,467	5,735
Chunghwa Telecom Co. Ltd.	2,100,493	6,564
Clevo Co.	271,970	589

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 91.5% continued
Taiwan - 11.3% continued
Compal Electronics, Inc.	2,339,759	$1,798
CTBC Financial Holding Co. Ltd.	7,232,088	4,942
CTCI Corp.	316,000	512
Delta Electronics, Inc.	996,521	5,696
E.Sun Financial Holding Co. Ltd.	2,477,695	1,647
Eclat Textile Co. Ltd.	91,368	1,039
Epistar Corp.*	458,351	886
Eva Airways Corp.*	909,271	507
Evergreen Marine Corp. Taiwan Ltd.*	977,795	598
Far Eastern Department Stores Ltd.	557,362	552
Far Eastern New Century Corp.	1,710,792	1,979
Far EasTone Telecommunications Co. Ltd.	853,345	1,877
Farglory Land Development Co. Ltd.	201,543	342
Feng Hsin Iron & Steel Co.	237,160	436
First Financial Holding Co. Ltd.	3,700,406	2,305
Formosa Chemicals & Fibre Corp.	1,761,499	4,967
Formosa International Hotels Corp.	21,476	245
Formosa Petrochemical Corp.	631,487	1,735
Formosa Plastics Corp.	2,261,682	6,115
Formosa Taffeta Co. Ltd.	412,827	500
Foxconn Technology Co. Ltd.	476,094	1,113
Fubon Financial Holding Co. Ltd.	3,647,025	5,338
Giant Manufacturing Co. Ltd.	157,483	1,085
Hermes Microvision, Inc.	22,000	717
Highwealth Construction Corp.	178,200	377
Hiwin Technologies Corp.	92,651	785
Hon Hai Precision Industry Co. Ltd.	6,068,620	16,334
Hotai Motor Co. Ltd.	132,900	1,643
HTC Corp.	401,220	1,902
Hua Nan Financial Holdings Co. Ltd.	2,872,756	1,679
Innolux Corp.*	3,860,392	1,472
Inventec Corp.	1,233,314	1,092
Kinsus Interconnect Technology Corp.	144,587	481
Largan Precision Co. Ltd.	55,835	2,282
LCY Chemical Corp.	284,648	370
Lite-On Technology Corp.	1,150,411	1,848
MediaTek, Inc.	665,507	9,916
Mega Financial Holding Co. Ltd.	5,056,771	4,260
Merida Industry Co. Ltd.	114,000	829
MStar Semiconductor, Inc.	104,317	1,216
Nan Kang Rubber Tire Co. Ltd.*	326,769	405
Nan Ya Plastics Corp.	2,606,951	6,034
Novatek Microelectronics Corp.	307,850	1,262
Pegatron Corp.	896,594	1,158
Phison Electronics Corp.	76,608	492
Pou Chen Corp.	1,152,093	1,724
Powertech Technology, Inc.*	364,568	558
President Chain Store Corp.	319,220	2,212
Quanta Computer, Inc.	1,346,576	3,149
Radiant Opto-Electronics Corp.	244,800	898
Realtek Semiconductor Corp.	265,457	714
Ruentex Development Co. Ltd.	339,562	659
Ruentex Industries Ltd.	300,906	773
ScinoPharm Taiwan Ltd.	113,360	334
Shin Kong Financial Holding Co. Ltd.	3,424,398	1,185
Siliconware Precision Industries Co.	1,638,480	1,964
Simplo Technology Co. Ltd.	156,532	694
SinoPac Financial Holdings Co. Ltd.	3,644,499	1,818
Standard Foods Corp.	166,242	519
Synnex Technology International Corp.	704,086	1,119
Taishin Financial Holding Co. Ltd.	3,388,224	1,668
Taiwan Business Bank*	1,853,922	565
Taiwan Cement Corp.	1,844,055	2,863
Taiwan Cooperative Financial Holding Co. Ltd.	3,128,708	1,712
Taiwan Fertilizer Co. Ltd.	439,000	996
Taiwan Glass Industry Corp.	538,377	599
Taiwan Mobile Co. Ltd.	904,076	2,923
Taiwan Semiconductor Manufacturing Co. Ltd.	13,515,193	47,621
Teco Electric and Machinery Co. Ltd.	986,000	1,131
TPK Holding Co. Ltd.	129,003	763
Transcend Information, Inc.*	109,442	315
TSRC Corp.	320,892	478
U-Ming Marine Transport Corp.	233,000	419
Unimicron Technology Corp.	733,418	557
Uni-President Enterprises Corp.	2,389,666	4,308
United Microelectronics Corp.	6,650,043	2,759
Vanguard International Semiconductor Corp.	411,000	489
Walsin Lihwa Corp.*	1,792,770	575
Wan Hai Lines Ltd.	255,825	133
Wistron Corp.	1,223,225	1,032
WPG Holdings Ltd.	788,316	908
Ya Hsin Industrial Co. Ltd.(2) *	121,548	—
Yang Ming Marine Transport Corp.*	753,356	353
Yuanta Financial Holding Co. Ltd.	4,606,647	2,755
Yulon Motor Co. Ltd.	426,257	773

EQUITY INDEX FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 91.5% continued
Taiwan - 11.3% continued
Zhen Ding Technology Holding Ltd.	122,850	$297

		242,990

Thailand - 2.1%
Advanced Info Service PCL (Registered)	194,000	1,178
Advanced Info Service PCL NVDR	367,799	2,240
Airports of Thailand PCL NVDR	224,000	1,084
Bangkok Bank PCL (Registered)	381,900	2,069
Bangkok Bank PCL NVDR	413,000	2,244
Bangkok Dusit Medical Services PCL NVDR	167,200	600
Banpu PCL (Registered)	233,500	215
Banpu PCL NVDR	382,580	352
BEC World PCL (Registered)	196,500	302
BEC World PCL NVDR	331,307	511
BTS Group Holdings PCL NVDR	3,161,000	839
Central Pattana PCL NVDR	730,400	918
Charoen Pokphand Foods PCL NVDR	1,482,957	1,452
CP ALL PCL (Registered)	905,200	1,157
CP ALL PCL NVDR	1,462,736	1,870
Glow Energy PCL (Registered)	87,100	187
Glow Energy PCL NVDR	187,802	405
Home Product Center PCL NVDR	1,633,566	465
Indorama Ventures PCL NVDR	714,147	435
IRPC PCL (Registered)	1,860,900	185
IRPC PCL NVDR	3,893,681	387
Kasikornbank PCL	50,000	237
Kasikornbank PCL (Registered)	280,600	1,353
Kasikornbank PCL NVDR	692,797	3,289
Krung Thai Bank PCL (Registered)	699,750	351
Krung Thai Bank PCL NVDR	1,121,793	567
Minor International PCL NVDR	877,500	553
PTT Exploration & Production PCL (Registered)	242,500	1,229
PTT Exploration & Production PCL NVDR	526,443	2,667
PTT Global Chemical PCL (Registered)	189,814	456
PTT Global Chemical PCL NVDR	733,176	1,763
PTT PCL (Registered)	183,500	1,597
PTT PCL NVDR	281,000	2,446
Siam Cement (The) PCL (Registered)	51,000	633
Siam Cement (The) PCL NVDR	199,398	2,436
Siam Commercial Bank (The) PCL (Registered)	232,700	1,052
Siam Commercial Bank (The) PCL NVDR	727,576	3,190
Thai Oil PCL (Registered)	97,800	167
Thai Oil PCL NVDR	336,595	576
TMB Bank PCL NVDR	7,200,000	452
True Corp. PCL NVDR*	2,900,000	664

		44,773

Turkey - 1.5%
Akbank T.A.S.	998,698	3,133
Anadolu Efes Biracilik Ve Malt Sanayii A.S.	114,147	1,236
Arcelik A.S.	130,841	744
Aygaz A.S.	—	—
BIM Birlesik Magazalar A.S.	118,107	2,389
Coca-Cola Icecek A.S.	33,387	806
Dogan Yayin Holding A.S.*	1	—
Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	1,147,769	1,123
Enka Insaat ve Sanayi A.S.	232,934	653
Eregli Demir ve Celik Fabrikalari T.A.S.	774,671	932
Ford Otomotiv Sanayi A.S.	33,315	353
Haci Omer Sabanci Holding A.S.	434,770	1,749
Is Gayrimenkul Yatirim Ortakligi A.S.	1	—
KOC Holding A.S.	336,163	1,379
Koza Altin Isletmeleri A.S.	25,703	266
TAV Havalimanlari Holding A.S.	92,678	668
Tofas Turk Otomobil Fabrikasi A.S.	74,079	463
Tupras Turkiye Petrol Rafinerileri A.S.	66,374	1,328
Turk Hava Yollari AO	310,928	938
Turk Telekomunikasyon A.S.	255,063	709
Turkcell Iletisim Hizmetleri A.S.*	428,846	2,271
Turkiye Garanti Bankasi A.S.	1,255,534	4,080
Turkiye Halk Bankasi A.S.	345,315	1,961
Turkiye Is Bankasi, Class C	839,386	1,817
Turkiye Sise ve Cam Fabrikalari A.S.	282,070	358
Turkiye Vakiflar Bankasi Tao, Class D	421,848	752
Ulker Biskuvi Sanayi A.S.	76,760	544
Yapi ve Kredi Bankasi A.S.	488,240	848

		31,500

Total Common Stocks(3) (Cost $1,692,918)		1,972,601

PREFERRED S TOCKS - 5.6%
Brazil - 4.3%
AES Tiete S.A.*	58,353	473
Banco Bradesco S.A.*	985,462	12,329
Banco do Estado do Rio Grande do Sul S.A., Class B*	105,218	562
Bradespar S.A.	118,801	1,265

NORTHERN FUNDS QUARTERLY REPORT    11    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
PREFERRED STOCKS - 5.6% continued
Brazil - 4.3% continued
Braskem S.A., Class A*	87,041	$777
Centrais Eletricas Brasileiras S.A., Class B*	128,141	554
Cia Brasileira de Distribuicao Grupo Paode Acucar	77,342	3,455
Cia Energetica de Minas Gerais*	390,848	2,322
Cia Energetica de Sao Paulo, Class B*	95,108	904
Cia Paranaense de Energia, Class B	53,744	704
Gerdau S.A.*	465,761	3,646
Itau Unibanco Holding S.A.	1,378,280	18,672
Itausa - Investimentos Itau S.A.*	1,589,725	6,017
Klabin S.A.	251,021	1,305
Lojas Americanas S.A.*	228,694	1,532
Marcopolo S.A.*	252,352	546
Metalurgica Gerdau S.A.*	153,499	1,523
Oi S.A.	292,398	455
Petroleo Brasileiro S.A.*	1,985,195	14,594
Suzano Papel e Celulose S.A., Class A	165,800	650
Telefonica Brasil S.A.*	140,791	2,701
Telefonica Brasil S.A. ADR*	22,845	439
Usinas Siderurgicas de Minas Gerais S.A., Class A*	211,544	1,274
Vale S.A.*	1,041,230	14,584

		91,283

Chile - 0.1%
Embotelladora Andina S.A., Class B	145,037	680
Sociedad Quimica y Minera de Chile S.A., Class B	50,903	1,314

		1,994

Colombia - 0.2%
Banco Davivienda S.A.	53,813	660
Bancolombia S.A.	148,006	1,823
Grupo Aval Acciones y Valores	847,883	560
Grupo de Inversiones Suramericana S.A.	53,792	974

		4,017

Russia - 0.3%
AK Transneft OAO	858	2,261
Sberbank of Russia	551,394	1,347
Surgutneftegas OAO	2,327,324	1,832
Surgutneftegas OAO ADR	140,161	1,088

		6,528

South Korea - 0.7%
Hyundai Motor Co. Ltd.	20,784	2,573
Hyundai Motor Co. Ltd.	12,860	1,524
LG Chem Ltd.	4,159	602
Samsung Electronics Co. Ltd.	11,274	10,851

		15,550

Total Preferred Stocks(3) (Cost $138,852)		119,372

RIGHTS - 0.0%
Malaysia - 0.0%
IOI Corp.(2) *	259,056	—

Total Rights(3) (Cost $ —)		—

INVESTMENT COMPANIES - 2.0%
iShares MSCI South Korea Capped ETF	50,900	3,292
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(4) (5)	21,861,024	21,861
Vanguard FTSE Emerging Markets ETF	434,600	17,879

Total Investment Companies (Cost $42,693)		43,032

Total Investments - 99.1% (Cost $1,874,463)		2,135,005

Other Assets less Liabilities - 0.9%		19,965

NET ASSETS - 100.0%		$2,154,970

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(2)	Security has been deemed worthless and is a Level 3 investment.
(3)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(4)	The Fund had approximately $21,861,000 of net purchases in the Diversified Assets Portfolio of the Northern Institutional Funds during the nine months ended December 31, 2013.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is an investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

EQUITY INDEX FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

At December 31, 2013, the Emerging Markets Equity Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
Dax Index (Euro)	3	$991	Long	3/14	$54
FTSE/JSE Top 40 Index (South African Rand)	98	3,896	Long	3/14	244
Hang Seng Index (Hong Kong Dollar)	28	4,213	Long	1/14	79
mini MSCI Emerging Markets Index (United States Dollar)	409	20,794	Long	3/14	586
MSCI Taiwan Index (United States Dollar)	118	3,578	Long	1/14	63
SGX CNX Nifty Index (United States Dollar)	171	2,172	Long	1/14	48
SPI 200 Index (Australian Dollar)	10	1,187	Long	3/14	56
S&P/TSX 60 Index (Canadian Dollar)	17	2,499	Long	3/14	79

Total					$1,209

At December 31, 2013, the Emerging Markets Equity Index Fund had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000S)
United States Dollar	820	Indian Rupee	52,107	3/19/14	$9
United States Dollar	5,730	Korean Won	6,075,806	3/19/14	28
United States Dollar	2,370	Taiwan Dollar	69,773	3/19/14	(27)

Total					$10

At December 31, 2013, the industry sectors for the Emerging Markets Equity Index Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	8.8%
Consumer Staples	8.5
Energy	11.2
Financials	27.5
Health Care	1.6
Industrials	6.4
Information Technology	15.8
Materials	9.6
Telecommunication Services	7.3
Utilities	3.3

Total	100.0%

At December 31, 2013, the Emerging Markets Equity Index Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Hong Kong Dollar	19.6%
Korean Won	15.9
Taiwan Dollar	11.5
Brazilian Real	10.1
United States Dollar	8.5
South African Rand	7.3
All other currencies less than 5%	27.1

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three levels listed below.

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2013 using adjustment factors designed to reflect more accurately

NORTHERN FUNDS QUARTERLY REPORT    13    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of December 31, 2013:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Consumer Discretionary	$9,900	$169,121	$935	$179,956
Consumer Staples	30,301	145,923	—	176,224
Energy	21,898	195,119	—	217,017
Financials	68,412	469,288	—	537,700
Health Care	1,852	33,273	—	35,125
Industrials	11,059	124,057	—	135,116
Information Technology	2,757	319,923	632	323,312
Materials	32,352	142,239	700	175,291
Telecommunication Services	31,700	119,012	—	150,712
Utilities	1,682	62,497	—	64,179
Preferred Stocks
Consumer Discretionary	—	5,629	—	5,629
Consumer Staples	—	4,135	—	4,135
Energy	4,094	14,593	—	18,687
Financials	1,346	41,597	—	42,943
Industrials	—	546	—	546
Information Technology	—	10,851	—	10,851
Materials	—	27,608	—	27,608
Telecommunication Services	—	3,156	—	3,156
Utilities	—	4,957	—	4,957
Investment Companies	21,861	—	—	21,861

Total Investments	$239,214	$1,893,524	$2,267	$2,135,005

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$1,209	$—	$—	$1,209
Forward Foreign Currency Exchange Contracts	—	37	—	37
Liabilities
Forward Foreign Currency Exchange Contracts	—	(27)	—	(27)

Total Other Financial Instruments	$1,209	$10	$—	$1,219

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At December 31, 2013, the Fund had transfers from Level 1 to Level 2 as disclosed below:

Transfers from Level 1 to Level 2

Industry	Value (000S)	Reason
Common Stocks
Consumer Discretionary	$86,294	Valuations at last trade with foreign fair value adjustments
Consumer Staples	61,091	Valuations at last trade with foreign fair value adjustments
Energy	72,830	Valuations at last trade with foreign fair value adjustments
Financials	178,211	Valuations at last trade with foreign fair value adjustments
Health Care	6,221	Valuations at last trade with foreign fair value adjustments
Industrials	74,703	Valuations at last trade with foreign fair value adjustments
Information Technology	245,648	Valuations at last trade with foreign fair value adjustments
Materials	92,120	Valuations at last trade with foreign fair value adjustments
Telecommunication Services	33,057	Valuations at last trade with foreign fair value adjustments
Utilities	31,289	Valuations at last trade with foreign fair value adjustments
Preferred Stocks
Consumer Discretionary	5,629	Valuations at last trade with foreign fair value adjustments
Consumer Staples	4,135	Valuations at last trade with foreign fair value adjustments
Energy	14,593	Valuations at last trade with foreign fair value adjustments
Financials	41,597	Valuations at last trade with foreign fair value adjustments
Industrials	546	Valuations at last trade with foreign fair value adjustments
Information Technology	10,851	Valuations at last trade with foreign fair value adjustments
Materials	26,290	Valuations at last trade with foreign fair value adjustments
Telecommunication Services	3,156	Valuations at last trade with foreign fair value adjustments
Utilities	4,957	Valuations at last trade with foreign fair value adjustments

Total	$993,218

EQUITY INDEX FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

	BALANCE AS OF 3/31/13 (000S)	CHANGE IN UNREALIZED DEPRECIATION (000S)	PURCHASES (000S)	TRANSFERS INTO LEVEL 3 (000S)	BALANCE AS OF 12/31/13 (000S)
Common Stock
Consumer Discretionary	$—	$(45)	$980	$—	$935
Information Technology	—	(359)	991	—	632
Materials	—	—	—	700	700

Total	$—	$(404)	$1,971	$700	$2,267

The Fund valued certain securities using prices provided by Asset Management PVC or a price from a third party provider. The amount of change in net unrealized appreciation (depreciation) on investments in Level 3 securities still held at December 31, 2013 was ($404).

Federal Tax Information:

At December 31, 2013, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,909,141

Gross tax appreciation of investments	$414,468
Gross tax depreciation of investments	(188,604)

Net tax appreciation of investments	$225,864

NORTHERN FUNDS QUARTERLY REPORT    15    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND	DECEMBER 31, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%
Australia - 5.7%
Australand Property Group	391,953	$1,348
BGP Holdings PLC - (Fractional Shares)*	6,535,576	—
BWP Trust	529,509	1,036
CFS Retail Property Trust Group	2,192,540	3,817
Charter Hall Retail REIT	343,672	1,102
Commonwealth Property Office Fund	2,277,448	2,532
Dexus Property Group	5,394,231	4,842
Federation Centres Ltd.	1,590,958	3,325
Goodman Group	1,910,288	8,091
GPT Group	1,752,888	5,336
Investa Office Fund	670,423	1,874
Mirvac Group	4,083,494	6,128
Stockland	2,571,344	8,313
Westfield Group	2,310,423	20,824
Westfield Retail Trust	3,404,759	9,032

		77,600

Austria - 0.6%
Atrium European Real Estate Ltd.*	188,241	1,083
CA Immobilien Anlagen A.G.*	82,239	1,458
Conwert Immobilien Invest S.E.*	66,761	857
IMMOFINANZ A.G.*	1,077,400	5,000

		8,398

Belgium - 0.4%
Aedifica S.A.	9,616	682
Befimmo S.A.	18,152	1,260
Cofinimmo	18,660	2,305
Intervest Offices & Warehouses	7,147	192
Leasinvest Real Estate S.C.A.	2,071	210
Warehouses De Pauw S.C.A.	11,738	852
Wereldhave Belgium N.V.	2,332	267

		5,768

Brazil - 1.3%
Aliansce Shopping Centers S.A.	88,808	689
BR Malls Participacoes S.A.	476,323	3,459
BR Properties S.A.	222,483	1,756
Brookfield Incorporacoes S.A.*	295,979	144
Cyrela Brazil Realty S.A. Empreendimentose Participacoes	305,428	1,867
Direcional Engenharia S.A.	94,130	479
Even Construtora e Incorporadora S.A.	219,575	761
Ez Tec Empreendimentos e Participacoes S.A.	54,940	679
Gafisa S.A.*	468,100	721
General Shopping Brasil S.A.*	21,504	86
Helbor Empreendimentos S.A.	135,736	449
Iguatemi Empresa de Shopping Centers S.A.	67,072	635
JHSF Participacoes S.A.	129,316	234
MRV Engenharia e Participacoes S.A.	346,303	1,238
Multiplan Empreendimentos Imobiliarios S.A.*	85,921	1,819
PDG Realty S.A. Empreendimentose Participacoes*	1,505,882	1,156
Rodobens Negocios Imobiliarios S.A.	28,773	160
Rossi Residencial S.A.*	326,031	282
Sonae Sierra Brasil S.A.	30,615	237
Tecnisa S.A.*	98,731	376

		17,227

Canada - 3.4%
Allied Properties Real Estate Investment Trust	74,598	2,301
Artis Real Estate Investment Trust	141,317	1,977
Boardwalk Real Estate Investment Trust	43,740	2,464
Calloway Real Estate Investment Trust	112,030	2,654
Canadian Apartment Properties REIT	121,231	2,425
Canadian Real Estate Investment Trust	75,067	3,065
Chartwell Retirement Residences	194,189	1,826
Cominar Real Estate Investment Trust	137,306	2,384
Crombie Real Estate Investment Trust	81,781	1,042
Dundee International Real Estate Investment Trust	106,525	844
Dundee Real Estate Investment Trust, Class A	115,271	3,128
Extendicare, Inc.	97,378	625
First Capital Realty, Inc.	93,295	1,556
Granite Real Estate Investment Trust	51,417	1,871
H&R Real Estate Investment Trust	299,072	6,025
InnVest Real Estate Investment Trust	98,808	434
Killam Properties, Inc.	55,724	550
Morguard Real Estate Investment Trust	38,831	601
Northern Property Real Estate Investment Trust	35,951	939
NorthWest Healthcare Properties Real Estate Investment Trust	35,276	347
Pure Industrial Real Estate Trust	152,520	685
RioCan Real Estate Investment Trust	335,117	7,814

		45,557

China - 1.9%
Agile Property Holdings Ltd.	1,401,979	1,506

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6% continued
China - 1.9% continued
Beijing Capital Land Ltd., Class H	1,212,000	$413
Beijing North Star Co. Ltd., Class H	767,662	173
China Merchants Property Development Co. Ltd., Class B	165,508	458
China Vanke Co. Ltd., Class B	1,447,141	2,257
Country Garden Holdings Co. Ltd.	4,841,233	2,926
Evergrande Real Estate Group Ltd.	5,455,000	2,086
Fantasia Holdings Group Co. Ltd.	2,157,000	373
Greenland Hong Kong Holdings Ltd.	346,000	168
Greentown China Holdings Ltd.	871,500	1,333
Guangzhou R&F Properties Co. Ltd., Class H	1,085,802	1,590
Hui Xian Real Estate Investment Trust	2,281,930	1,456
Kaisa Group Holdings Ltd.*	1,858,600	600
Longfor Properties Co. Ltd.	1,490,500	2,085
Powerlong Real Estate Holdings Ltd.	1,641,000	353
Renhe Commercial Holdings Co. Ltd.*	11,876,000	758
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	568,144	918
Shui On Land Ltd.	3,781,277	1,162
Sino-Ocean Land Holdings Ltd.	3,936,519	2,586
SOHO China Ltd.	1,726,256	1,489
Sunac China Holdings Ltd.	1,788,050	1,074

		25,764

Egypt - 0.0%
Six of October Development & Investment*	71,164	232

Finland - 0.2%
Citycon OYJ	259,239	915
Sponda OYJ	271,137	1,277
Technopolis OYJ	104,213	624

		2,816

France - 3.2%
Affine S.A.	7,469	143
ANF Immobilier	7,347	226
Fonciere Des Regions	37,305	3,222
Gecina S.A.	20,664	2,731
ICADE	35,322	3,295
Klepierre	108,715	5,039
Mercialys S.A.	46,622	979
Orco Property Group*	46,633	107
Societe de la Tour Eiffel	6,398	428
Unibail-Rodamco S.E.	108,426	27,844

		44,014

Germany - 1.3%
Alstria Office REIT-A.G.*	76,409	962
Deutsche Annington Immobilien S.E.*	40,525	1,004
Deutsche Euroshop A.G.	50,598	2,215
Deutsche Wohnen A.G.*	142,315	2,642
Deutsche Wohnen A.G. (Bearer)	187,564	3,640
DIC Asset A.G.	38,486	354
GAGFAH S.A.*	142,191	2,094
Hamborner REIT A.G.	52,782	533
LEG Immobilien A.G.*	38,156	2,255
Prime Office REIT-A.G.*	46,030	196
TAG Immobilien A.G.	139,469	1,692

		17,587

Greece - 0.0%
Eurobank Properties Real Estate Investment Co.*	15,833	176

Hong Kong - 9.0%
C C Land Holdings Ltd.	1,508,000	380
Champion REIT	2,583,846	1,145
China Overseas Land & Investment Ltd.	4,548,542	12,847
China Resources Land Ltd.	2,077,218	5,170
CIFI Holdings Group Co. Ltd.	1,958,880	415
CSI Properties Ltd.	5,900,000	251
Franshion Properties China Ltd.	4,114,000	1,437
Glorious Property Holdings Ltd.*	3,136,100	677
Hang Lung Properties Ltd.	2,488,452	7,906
Henderson Land Development Co. Ltd.	1,148,434	6,566
HKR International Ltd.	790,400	367
Hongkong Land Holdings Ltd.	1,308,618	7,747
Hopson Development Holdings Ltd.*	688,000	833
Hysan Development Co. Ltd.	692,045	2,984
K Wah International Holdings Ltd.	1,198,998	728
Kerry Properties Ltd.	709,099	2,464
KWG Property Holding Ltd.	1,298,000	723
Link REIT (The)	2,546,300	12,389
Mingfa Group International Co. Ltd.*	1,161,000	309
Minmetals Land Ltd.	1,232,000	164
New World China Land Ltd.	2,915,899	1,411
New World Development Co. Ltd.	4,187,878	5,297
Poly Property Group Co. Ltd.	2,043,000	1,092
Shanghai Industrial Urban Development Group Ltd.*	1,452,000	360
Shenzhen Investment Ltd.	2,439,635	920
Shimao Property Holdings Ltd.	1,389,369	3,199
Sino Land Co. Ltd.	3,310,216	4,534

EQUITY INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6% continued
Hong Kong - 9.0% continued
Sinolink Worldwide Holdings Ltd.*	2,186,000	$206
Sun Hung Kai Properties Ltd.	1,718,619	21,897
Swire Properties Ltd.	1,296,400	3,279
Wharf Holdings Ltd.	1,688,317	12,926
Yuexiu Property Co. Ltd.	5,301,400	1,306

		121,929

India - 0.1%
DLF Ltd.	478,377	1,301
Prestige Estates Projects Ltd.	99,656	263
Unitech Ltd.*	1,579,788	393

		1,957

Indonesia - 0.4%
Agung Podomoro Land Tbk PT	8,106,696	144
Alam Sutera Realty Tbk PT	13,183,140	469
Bakrieland Development Tbk PT*	52,175,643	214
Bumi Serpong Damai PT	7,800,000	831
Ciputra Development Tbk PT	11,880,790	737
Ciputra Property Tbk PT	3,294,938	169
Ciputra Surya Tbk PT	937,500	101
Intiland Development Tbk PT	6,332,000	164
Kawasan Industri Jababeka Tbk PT	17,955,707	286
Lippo Karawaci Tbk PT	21,490,531	1,609
Pakuwon Jati Tbk PT	13,771,140	306
Sentul City Tbk PT*	21,150,517	274
Summarecon Agung Tbk PT	12,100,500	778

		6,082

Israel - 0.1%
Azrieli Group	40,966	1,362

Italy - 0.1%
Beni Stabili S.p.A.	955,839	645
Immobiliare Grande Distribuzione	133,297	159

		804

Japan - 13.4%
Activia Properties, Inc.	249	1,962
Advance Residence Investment Corp.	1,339	2,888
Aeon Mall Co. Ltd.	122,266	3,435
Daiwa House Residential Investment Corp.	345	1,376
Frontier Real Estate Investment Corp.	524	2,591
GLP J-REIT*	1,997	1,953
Hulic Co. Ltd.	329,140	4,885
Industrial & Infrastructure Fund Investment Corp.	158	1,317
Japan Excellent, Inc.	1,140	1,337
Japan Logistics Fund, Inc.	184	1,950
Japan Prime Realty Investment Corp.	876	2,806
Japan Real Estate Investment Corp.	1,314	7,049
Japan Retail Fund Investment Corp.	2,570	5,233
Kenedix Realty Investment Corp.	372	1,766
Mitsubishi Estate Co. Ltd.	1,410,480	42,268
Mitsui Fudosan Co. Ltd.	943,562	34,036
Mori Hills REIT Investment Corp.	258	1,711
Mori Trust Sogo Reit, Inc.	220	1,754
Nippon Accommodations Fund, Inc.	250	1,682
Nippon Building Fund, Inc.	1,470	8,557
Nippon Prologis REIT, Inc.	289	2,763
Nomura Real Estate Holdings, Inc.	132,700	2,991
Nomura Real Estate Master Fund, Inc.	1,876	1,932
Nomura Real Estate Office Fund, Inc.	398	1,852
NTT Urban Development Corp.	122,200	1,409
Orix JREIT, Inc.	1,878	2,349
Premier Investment Corp.	235	909
Sumitomo Realty & Development Co. Ltd.	530,425	26,438
Tokyo Tatemono Co. Ltd.	458,201	5,104
Tokyu REIT, Inc.	207	1,277
Top REIT, Inc.	186	874
United Urban Investment Corp.	2,643	3,802

		182,256

Malaysia - 0.5%
CapitaMalls Malaysia Trust	1,135,700	485
Eastern & Oriental Bhd.	835,900	483
Glomac Bhd.	411,300	141
IGB Corp. Bhd.	938,854	780
IGB Real Estate Investment Trust	1,825,000	663
IJM Land Bhd.	411,950	321
KLCC Property Holdings Bhd.	506,048	904
Mah Sing Group Bhd.	996,020	687
Pavilion Real Estate Investment Trust	1,037,500	406
SP Setia Bhd.	920,735	847
Tebrau Teguh Bhd.*	484,700	191
UEM Sunrise Bhd.	1,700,340	1,226
YTL Land & Development Bhd.*	408,800	117

		7,251

Mexico - 0.5%
Consorcio ARA S.A.B. de C.V.*	773,693	303
Corp. GEO S.A.B. de C.V., Series B*	549,034	70
Desarrolladora Homex S.A.B. de C.V.*	234,285	43

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6% continued
Mexico - 0.5% continued
Fibra Uno Administracion S.A. de C.V.*	1,685,300	$5,398
Mexico Real Estate Management S.A.de C.V.*	672,500	1,328
Urbi Desarrollos Urbanos S.A.B. de C.V.*	776,726	93

		7,235

Netherlands - 0.7%
Corio N.V.	74,904	3,363
Eurocommercial Properties N.V. - CVA	46,252	1,968
Nieuwe Steen Investments N.V.	146,302	926
Vastned Retail N.V.	21,227	965
Wereldhave N.V.	23,837	1,879

		9,101

New Zealand - 0.1%
Kiwi Income Property Trust	1,112,564	988

Norway - 0.1%
Norwegian Property ASA	578,582	691

Philippines - 0.7%
Ayala Land, Inc.	6,246,951	3,495
Filinvest Land, Inc.	11,234,989	358
Megaworld Corp.	13,166,101	965
Robinsons Land Corp.	1,838,575	830
SM Prime Holdings, Inc.	8,295,153	2,748
Vista Land & Lifescapes, Inc.	3,813,861	447

		8,843

Poland - 0.0%
Globe Trade Centre S.A.*	256,193	635

Russia - 0.1%
PIK Group*	316,872	689

Singapore - 3.8%
Ascendas India Trust	738,000	398
Ascendas Real Estate Investment Trust	2,183,753	3,815
CapitaCommercial Trust	2,154,014	2,478
CapitaLand Ltd.	2,826,915	6,806
CapitaMall Trust	2,882,715	4,360
CapitaMalls Asia Ltd.	1,497,000	2,332
CDL Hospitality Trusts	706,610	918
City Developments Ltd.	658,000	5,020
First Real Estate Investment Trust	543,510	457
Fortune Real Estate Investment Trust	1,464,920	1,180
Global Logistic Properties Ltd.	3,340,793	7,665
Keppel Land Ltd.	791,027	2,101
Keppel REIT	1,638,720	1,540
Mapletree Commercial Trust	1,437,000	1,357
Mapletree Greater China Commercial Trust	2,036,000	1,358
Mapletree Industrial Trust	1,299,948	1,377
Mapletree Logistics Trust	1,608,374	1,345
Suntec Real Estate Investment Trust	2,267,291	2,771
UOL Group Ltd.	506,000	2,485
Wing Tai Holdings Ltd.	423,355	660
Yanlord Land Group Ltd.	744,000	723

		51,146

South Africa - 1.2%
Acucap Properties Ltd.	177,775	740
Arrowhead Properties Ltd., Class A*	236,578	156
Arrowhead Properties Ltd., Class B*	225,053	147
Capital Property Fund	1,499,727	1,523
Emira Property Fund	479,012	653
Fountainhead Property Trust	501,152	354
Growthpoint Properties Ltd.	1,990,634	4,625
Hyprop Investments Ltd.	262,390	1,917
Redefine Properties Ltd.*	3,180,427	2,953
Resilient Property Income Fund Ltd.*	257,261	1,360
SA Corporate Real Estate Fund Nominees Pty Ltd.	2,026,138	770
Vukile Property Fund Ltd.	531,402	858

		16,056

Sweden - 0.9%
Castellum AB	192,713	3,004
Fabege AB	146,122	1,748
Fastighets AB Balder, Class B*	100,492	1,031
Hufvudstaden AB, Class A	125,061	1,678
Klovern AB	84,686	375
Kungsleden AB	153,585	1,033
Wallenstam AB, Class B	112,533	1,706
Wihlborgs Fastigheter AB	74,402	1,337

		11,912

Switzerland - 0.8%
Allreal Holding A.G. (Registered)*	10,486	1,453
Mobimo Holding A.G. (Registered)*	6,969	1,457
PSP Swiss Property A.G. (Registered)*	44,309	3,762
Swiss Prime Site A.G. (Registered)*	61,371	4,761

		11,433

EQUITY INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6% continued
Taiwan - 0.0%
Hung Poo Real Estate Development Corp.	234,585	$237

Thailand - 0.4%
Amata Corp. PCL (Registered)	141,686	59
Amata Corp. PCL NVDR	470,871	198
AP Thailand PCL (Registered)	401,278	54
AP Thailand PCL NVDR	584,304	79
Central Pattana PCL (Registered)	825,726	1,030
Central Pattana PCL NVDR	678,898	854
Land and Houses PCL (Registered)	2,094,184	572
Land and Houses PCL NVDR	1,251,800	341
LPN Development PCL (Registered)	8,475	4
LPN Development PCL NVDR	622,701	295
Property Perfect PCL (Registered)	2,765,102	77
Property Perfect PCL NVDR	3,538,995	99
Pruksa Real Estate PCL NVDR	687,900	381
Quality Houses PCL NVDR	3,714,100	300
Sansiri PCL NVDR	4,153,500	227
SC Asset Corp. PCL (Registered)	664,875	61
SC Asset Corp. PCL NVDR	907,988	83
Siam Future Development PCL NVDR	819,478	142
Supalai PCL (Registered)	224,356	100
Supalai PCL NVDR	473,700	210
TICON Industrial Connection PCL NVDR	476,537	230
WHA Corp. PCL NVDR	274,200	234

		5,630

Turkey - 0.2%
Alarko Gayrimenkul Yatirim Ortakligi A.S.	6,784	57
Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	2,138,022	2,091
Is Gayrimenkul Yatirim Ortakligi A.S.	339,697	222
Sinpas Gayrimenkul Yatirim Ortakligi A.S.	290,717	111

		2,481

United Arab Emirates - 0.7%
Aldar Properties PJSC	3,468,372	2,615
Emaar Properties PJSC	3,331,818	6,946
RAK Properties PJSC	1,111,030	297

		9,858

United Kingdom - 5.1%
Big Yellow Group PLC	144,589	1,147
British Land Co. PLC	1,114,008	11,611
Capital & Counties Properties PLC	728,636	3,985
Daejan Holdings PLC	5,268	394
Derwent London PLC	101,671	4,209
Development Securities PLC	135,497	599
Grainger PLC	462,896	1,567
Great Portland Estates PLC	381,784	3,799
Hammerson PLC	790,011	6,570
Hansteen Holdings PLC	719,567	1,289
Helical Bar PLC	107,582	582
Intu Properties PLC	755,736	3,886
Land Securities Group PLC	876,390	13,991
Londonmetric Property PLC	657,771	1,508
Mucklow A & J Group PLC	50,162	398
Primary Health Properties PLC	117,956	689
Quintain Estates & Development PLC*	499,370	782
Redefine International PLC	800,516	793
Safestore Holdings PLC	200,199	534
Schroder Real Estate Investment Trust Ltd.	374,854	310
Segro PLC	825,228	4,567
Shaftesbury PLC	276,283	2,875
St. Modwen Properties PLC	184,118	1,120
Unite Group PLC	198,666	1,328
Workspace Group PLC	117,045	1,023

		69,556

United States - 40.7%
Acadia Realty Trust	62,057	1,541
Agree Realty Corp.	16,393	476
Alexander’s, Inc.	2,157	712
Alexandria Real Estate Equities, Inc.	79,583	5,063
American Assets Trust, Inc.	39,516	1,242
American Campus Communities, Inc.	116,232	3,744
American Homes 4 Rent, Class A	52,200	846
American Realty Capital Properties, Inc.	207,900	2,674
Apartment Investment & Management Co., Class A	161,971	4,197
Ashford Hospitality Trust, Inc.	71,551	592
Associated Estates Realty Corp.	64,681	1,038
AvalonBay Communities, Inc.	144,259	17,056
BioMed Realty Trust, Inc.	213,682	3,872
Boston Properties, Inc.	169,031	16,966
Brandywine Realty Trust	176,347	2,485
BRE Properties, Inc.	85,421	4,673
Brixmor Property Group, Inc.	46,100	937
Brookfield Office Properties, Inc.	279,202	5,375
Camden Property Trust	94,477	5,374
Campus Crest Communities, Inc.	72,614	683

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6% continued
United States - 40.7% continued
CBL & Associates Properties, Inc.	188,323	$3,382
Cedar Realty Trust, Inc.	78,218	490
Chambers Street Properties	266,200	2,036
Chesapeake Lodging Trust	54,831	1,387
Cole Real Estate Investment, Inc.	523,400	7,349
CommonWealth REIT	131,052	3,055
CommonWealth REIT - (Fractional Shares)	75,000	—
Corporate Office Properties Trust	92,373	2,188
Cousins Properties, Inc.	194,245	2,001
CubeSmart	155,072	2,472
DCT Industrial Trust, Inc.	348,564	2,485
DDR Corp.	340,276	5,230
DiamondRock Hospitality Co.	219,442	2,535
Digital Realty Trust, Inc.	143,155	7,032
Douglas Emmett, Inc.	147,122	3,426
Duke Realty Corp.	362,070	5,446
DuPont Fabros Technology, Inc.	72,729	1,797
EastGroup Properties, Inc.	34,097	1,975
Education Realty Trust, Inc.	129,038	1,138
Empire State Realty Trust, Inc., Class A	84,165	1,288
EPR Properties	56,549	2,780
Equity Lifestyle Properties, Inc.	83,202	3,014
Equity One, Inc.	66,755	1,498
Equity Residential	397,271	20,606
Essex Property Trust, Inc.	42,318	6,073
Excel Trust, Inc.	49,711	566
Extra Space Storage, Inc.	127,555	5,374
Federal Realty Investment Trust	73,259	7,429
FelCor Lodging Trust, Inc.*	138,104	1,127
First Industrial Realty Trust, Inc.	123,692	2,158
First Potomac Realty Trust	65,170	758
Forest City Enterprises, Inc., Class A*	166,818	3,186
Franklin Street Properties Corp.	99,318	1,187
General Growth Properties, Inc.	578,986	11,620
Getty Realty Corp.	28,089	516
Glimcher Realty Trust	163,081	1,526
Government Properties Income Trust	61,543	1,529
HCP, Inc.	504,833	18,336
Health Care REIT, Inc.	317,134	16,989
Healthcare Realty Trust, Inc.	106,402	2,267
Hersha Hospitality Trust	193,669	1,079
Highwoods Properties, Inc.	99,706	3,606
Home Properties, Inc.	63,113	3,384
Hospitality Properties Trust	166,699	4,506
Host Hotels & Resorts, Inc.	830,263	16,140
Hudson Pacific Properties, Inc.	47,657	1,042
Inland Real Estate Corp.	96,339	1,013
Investors Real Estate Trust	114,478	982
Kilroy Realty Corp.	91,617	4,597
Kimco Realty Corp.	452,438	8,936
Kite Realty Group Trust	145,577	956
LaSalle Hotel Properties	115,838	3,575
Lexington Realty Trust	254,215	2,596
Liberty Property Trust	162,736	5,512
LTC Properties, Inc.	39,087	1,383
Macerich (The) Co.	156,657	9,226
Mack-Cali Realty Corp.	98,733	2,121
Medical Properties Trust, Inc.	181,678	2,220
Mid-America Apartment Communities, Inc.	82,920	5,037
National Health Investors, Inc.	32,734	1,836
National Retail Properties, Inc.	134,681	4,085
Omega Healthcare Investors, Inc.	136,560	4,069
Parkway Properties, Inc.	60,403	1,165
Pebblebrook Hotel Trust	71,408	2,197
Pennsylvania Real Estate Investment Trust	73,488	1,395
Piedmont Office Realty Trust, Inc., Class A	179,153	2,960
Post Properties, Inc.	59,969	2,712
Prologis, Inc.	555,465	20,524
PS Business Parks, Inc.	22,498	1,719
Public Storage	159,400	23,993
Ramco-Gershenson Properties Trust	73,079	1,150
Realty Income Corp.	228,360	8,525
Regency Centers Corp.	101,976	4,722
Retail Opportunity Investments Corp.	78,803	1,160
RLJ Lodging Trust	136,263	3,314
Rouse Properties, Inc.	24,340	540
Sabra Health Care REIT, Inc.	41,900	1,095
Saul Centers, Inc.	14,405	688
Select Income REIT	31,400	840
Senior Housing Properties Trust	209,393	4,655
Silver Bay Realty Trust Corp.	41,970	671
Simon Property Group, Inc.	342,305	52,085
SL Green Realty Corp.	105,807	9,774
Sovran Self Storage, Inc.	35,381	2,306
Spirit Realty Capital, Inc.	394,820	3,881
STAG Industrial, Inc.	50,000	1,020
Strategic Hotels & Resorts, Inc.*	188,510	1,781
Sun Communities, Inc.	38,733	1,652

EQUITY INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6% continued
United States - 40.7% continued
Sunstone Hotel Investors, Inc.	201,787	$2,704
Tanger Factory Outlet Centers	104,105	3,333
Taubman Centers, Inc.	70,856	4,529
TravelCenters of America LLC - (Fractional Shares)*	50,000	—
UDR, Inc.	278,753	6,509
Universal Health Realty Income Trust	13,918	558
Urstadt Biddle Properties, Inc., Class A	26,939	497
Ventas, Inc.	328,031	18,790
Vornado Realty Trust	186,837	16,589
Washington Real Estate Investment Trust	74,220	1,734
Weingarten Realty Investors	120,565	3,306
Winthrop Realty Trust	34,852	385
WP Carey, Inc.	64,406	3,951

		552,107

Total Common Stocks(1) (Cost $1,146,052)		1,325,378

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CONVERTIBLE BONDS - 0.0%
YTL Land & Development Bhd., 3.00%, 10/31/21	$114	$15

Total Convertible Bonds(1) (Cost $18)		15

	NUMBER OF SHARES	VALUE (000S)
RIGHTS - 0.0%
Thailand - 0.0%
CPN Retail Growth Leasehold Property Fund(2) *	454,063	$—

Total Rights(1) (Cost $ — )		—

INVESTMENT COMPANIES - 1 .1%
CPN Retail Growth Leasehold Property Fund	1,341,400	642
F&C Commercial Property Trust Ltd.	562,403	1,122
F&C UK Real Estate Investment Ltd.	239,936	332
Medicx Fund Ltd.	372,484	520
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(3) (4)	11,298,907	11,299
Picton Property Income Ltd.	408,614	379
Standard Life Investment Property Income Trust PLC	171,335	199
UK Commercial Property Trust Ltd.	472,315	602

Total Investment Companies(1) (Cost $14,797)		15,095

Total Investments - 98.7% (Cost $1,160,867)		1,340,488

Other Assets less Liabilities - 1.3%		17,318

NET ASSETS - 100.0%		$1,357,806

(1)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	Security has been deemed worthless and is a Level 3 investment.
(3)	At March 31, 2013, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $19,343,000 with net sales of approximately $8,044,000 during the nine months ended December 31, 2013.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2013, the Global Real Estate Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
E-Mini S&P MidCap 400 (U.S. Dollar)	108	$14,466	Long	3/14	$386
Euro Stoxx 50 (Euro)	57	2,437	Long	3/14	93
Hang Seng Index (Hong Kong Dollar)	32	4,814	Long	1/14	67
Nikkei 225 (Japanese Yen)	20	1,544	Long	3/14	63
SPI 200 Index (Australian Dollar)	45	5,342	Long	3/14	194
TOPIX Index (Japanese Yen)	11	1,361	Long	3/14	41
Yen Denominated Nikkei 225 (Japanese Yen)	25	1,940	Long	3/14	42

Total					$886

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

At December 31, 2013, the Global Real Estate Index Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG- TERM INVESTMENTS
United States Dollar	41.8%
Japanese Yen	13.7
Hong Kong Dollar	10.5
Euro	6.7
Australian Dollar	5.8
British Pound	5.5
All other currencies less than 5%	16.0

Total	100.0%

At December 31, 2013, the industry sectors for the Global Real Estate Index Fund were:

INDUSTRY SECTOR	% OF LONG- TERM INVESTMENTS
Diversified Real Estate Activity	15.6%
Diversified REITs	13.6
Office REITs	9.7
Real Estate Development	6.2
Real Estate Operating Companies	8.7
Residential REITs	7.7
Retail REITs	21.3
Specialized REITs	11.7
Other Industries less than 5%	5.5

Total	100.0%

At December 31, 2013, the Global Real Estate Index Fund had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000S)
Australian Dollar	1,363	United States Dollar	1,200	3/19/14	$(11)
British Pound	170	United States Dollar	277	3/19/14	(4)
Canadian Dollar	17	United States Dollar	16	3/19/14	— *
Euro	1,025	United States Dollar	1,400	3/19/14	(11)
Japanese Yen	148,563	United States Dollar	1,440	3/19/14	29
United States Dollar	305	Australian Dollar	343	3/19/14	— *
United States Dollar	350	Australian Dollar	393	3/19/14	(1)
United States Dollar	900	British Pound	546	3/19/14	4
United States Dollar	912	Euro	664	3/19/14	2
United States Dollar	250	Euro	182	3/19/14	— *
United States Dollar	900	Hong Kong Dollar	6,977	3/19/14	— *
United States Dollar	1,400	Japanese Yen	147,156	3/19/14	(2)
United States Dollar	900	Japanese Yen	92,674	3/19/14	(20)
United States Dollar	40	Singapore Dollar	50	3/19/14	— *
United States Dollar	200	Singapore Dollar	251	3/19/14	(1)
United States Dollar	10	Swedish Krona	66	3/19/14	— *
United States Dollar	350	Swiss Franc	311	3/19/14	(1)

Total					$(16)

*	Amount rounds to less than one thousand.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2013 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

EQUITY INDEX FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy, as of December 31, 2013:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Consumer Discretionary	$1,035	$8,313	$163	$9,511
Financials	553,458	761,593	—	1,315,051
Health Care	—	625	—	625
Industrials	—	191	—	191
Convertible Bonds
Financials	—	15	—	15
Investment Companies	11,299	3,796	—	15,095

Total Investments	$565,792	$774,533	$163	$1,340,488

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$886	$—	$—	$886
Forward Foreign Currency Exchange Contracts	—	35	—	35
Liabilities
Forward Foreign Currency Exchange Contracts	—	(51)	—	(51)

Total Other Financial Instruments	$886	$(16)	$—	$870

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At December 31, 2013, the Fund had transfers from Level 1 to Level 2 as disclosed below:

Transfers from Level 1 to Level 2

Industry	Value (000S)	Reason
Common Stocks
Consumer Discretionary	$7,834	Valuations at last trade with foreign fair value adjustments
Financials	246,744	Valuations at last trade with foreign fair value adjustments
Health Care	625	Valuations at last trade with foreign fair value adjustments
Industrials	192	Valuations at last trade with foreign fair value adjustments
Investment Companies	641	Valuations at last trade with foreign fair value adjustments

Total	$256,036

U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/13 (000S)	TRANSFERS INTO LEVEL 3 (000S) (1)(2)	BALANCE AS OF 12/31/13 (000S)
Common Stock
Consumer Discretionary	$—	$163	$163
Total	$—	$163	$163

(1)	The value of transfers into Level 3 are measured using the fair value as of the end of the period ended, December 31, 2013.
(2)	The transfers into Level 3 were due to the security using a price provided by Asset Management PVC.

The Fund valued certain securities using prices provided by Asset Management PVC. The amount of change in net unrealized appreciation (depreciation) on investments in Level 3 securities still held December 31, 2013 was $(336).

Federal Tax Information:

At December 31, 2013, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,246,848

Gross tax appreciation of investments	$163,663
Gross tax depreciation of investments	(70,023)

Net tax appreciation of investments	$93,640

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND	DECEMBER 31, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%
Australia - 3.9%
AGL Energy Ltd.	6,029	$81
Alumina Ltd.*	22,915	23
Amcor Ltd.	12,400	117
AMP Ltd.	30,368	119
APA Group	8,136	44
Asciano Ltd.	9,619	50
Australia & New Zealand Banking Group Ltd.	28,697	826
Bendigo and Adelaide Bank Ltd.	4,692	49
Boral Ltd.	7,360	32
Brambles Ltd.	16,413	134
Caltex Australia Ltd.	1,329	24
CFS Retail Property Trust Group	21,038	37
Coca-Cola Amatil Ltd.	5,720	62
Commonwealth Bank of Australia	16,840	1,173
Dexus Property Group	47,668	43
Fortescue Metals Group Ltd.	16,459	86
Goodman Group	17,258	73
GPT Group	17,415	53
Insurance Australia Group Ltd.	21,768	113
Lend Lease Group	5,456	54
Metcash Ltd.	8,148	23
Mirvac Group	39,086	59
National Australia Bank Ltd.	24,568	767
Newcrest Mining Ltd.	8,137	57
Orica Ltd.	3,671	78
Origin Energy Ltd.	11,580	146
QBE Insurance Group Ltd.	12,855	132
Ramsay Health Care Ltd.	1,296	50
Sonic Healthcare Ltd.	4,193	62
SP AusNet	14,728	16
Stockland	25,065	81
Sydney Airport	9,661	33
Toll Holdings Ltd.	6,487	33
Transurban Group	15,378	94
Wesfarmers Ltd.*	10,455	412
Westpac Banking Corp.	32,447	942
Woodside Petroleum Ltd.	7,018	244
WorleyParsons Ltd.	2,032	30

		6,452

Austria - 0.0%
OMV A.G.	1,482	71

Belgium - 0.2%
Colruyt S.A.	727	41
Delhaize Group S.A.	1,034	62
KBC Groep N.V.	2,413	137
Umicore S.A.	1,119	52

		292

Canada - 4.3%
Agnico Eagle Mines Ltd.	1,770	47
Agnico Eagle Mines Ltd.	1	—
Agrium, Inc.	1,590	145
AltaGas Ltd.	1,300	50
ARC Resources Ltd.	3,301	92
Atco Ltd., Class I	800	35
Bank of Nova Scotia	12,518	783
Canadian National Railway Co.	8,696	496
Canadian Tire Corp. Ltd., Class A	829	78
Canadian Utilities Ltd., Class A	1,192	40
Cenovus Energy, Inc.	8,032	230
CGI Group, Inc., Class A*	2,200	74
Crescent Point Energy Corp.	4,166	162
Empire Co. Ltd., Class A	600	41
Enbridge, Inc.	8,274	361
Encana Corp.	7,500	135
Enerplus Corp.	1,871	34
Gildan Activewear, Inc.	1,213	65
Keyera Corp.	800	48
Kinross Gold Corp.	11,343	50
Loblaw Cos. Ltd.	1,172	47
Magna International, Inc.	2,400	197
MEG Energy Corp.*	1,400	40
Metro, Inc.	974	59
Open Text Corp.	600	55
Pengrowth Energy Corp.	5,208	32
Penn West Petroleum Ltd.	4,651	39
Potash Corp. of Saskatchewan, Inc.	9,095	300
Rogers Communications, Inc., Class B	3,705	168
Royal Bank of Canada	15,007	1,009
Shaw Communications, Inc., Class B	4,100	100
Shoppers Drug Mart Corp.	2,100	115
Silver Wheaton Corp.	3,800	77
Suncor Energy, Inc.	15,747	552
Teck Resources Ltd., Class B	5,844	152
TELUS Corp.	2,300	79
Tim Hortons, Inc.	1,600	93
Toronto-Dominion Bank (The)	9,545	899

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
Canada - 4.3% continued
TransAlta Corp.	2,643	$33

		7,012

Denmark - 0.5%
Novo Nordisk A/S, Class B	4,158	766
Novozymes A/S, Class B	2,345	99
Tryg A/S	267	26

		891

Finland - 0.2%
Metso OYJ	1,394	60
Neste Oil OYJ	1,226	24
Orion OYJ, Class B	959	27
Stora Enso OYJ (Registered)	5,704	57
UPM-Kymmene OYJ	5,595	95

		263

France - 3.3%
Accor S.A.	1,640	77
Aeroports de Paris	296	34
Air Liquide S.A.	3,284	466
AtoS	557	51
AXA S.A.	18,800	524
Bouygues S.A.	1,944	74
Bureau Veritas S.A.	2,379	70
Cap Gemini S.A.	1,524	103
Carrefour S.A.	6,470	257
Casino Guichard Perrachon S.A.	556	64
CGG S.A.*	1,480	26
Christian Dior S.A.	556	105
Cie de St-Gobain	4,370	242
CNP Assurances	1,914	39
Danone	5,876	424
Eurazeo S.A.	312	24
Gecina S.A.	210	28
ICADE	371	35
Imerys S.A.	353	31
JCDecaux S.A.	637	26
Kering	801	169
Lafarge S.A.	1,957	147
Lagardere S.C.A.	1,098	41
Legrand S.A.	2,794	154
L’Oreal S.A.	2,529	445
Natixis	9,088	54
Renault S.A.	2,024	163
Rexel S.A.	2,340	62
Schneider Electric S.A.	5,579	490
SES S.A.	3,239	105
Societe BIC S.A.	277	34
Suez Environnement Co.	2,686	48
Technip S.A.	1,079	104
Unibail-Rodamco S.E.	1,026	263
Vallourec S.A.	1,064	58
Vinci S.A.	5,043	332

		5,369

Germany - 3.5%
Adidas A.G.	2,202	281
Allianz S.E. (Registered)	4,755	853
BASF S.E.	9,585	1,022
Bayerische Motoren Werke A.G.	3,472	407
Beiersdorf A.G.	1,026	104
Deutsche Boerse A.G.	2,029	168
Deutsche Lufthansa A.G. (Registered)*	2,304	49
Deutsche Post A.G. (Registered)	9,502	346
Fraport A.G. Frankfurt Airport Services Worldwide	422	32
GEA Group A.G.	1,950	93
HeidelbergCement A.G.	1,492	113
Henkel A.G. & Co. KGaA	1,352	141
Hochtief A.G.	336	29
K+S A.G. (Registered)	1,742	54
Linde A.G.	1,947	408
Merck KGaA	668	120
Metro A.G.	1,339	65
Muenchener Rueckversicherungs A.G. (Registered)	1,876	413
ProSiebenSat.1 Media A.G. (Registered)	1,970	98
SAP A.G.	9,620	825
Suedzucker A.G.	801	22

		5,643

Hong Kong - 0.5%
Cathay Pacific Airways Ltd.	13,000	28
CLP Holdings Ltd.	18,599	147
Hang Seng Bank Ltd.	8,078	131
Hong Kong & China Gas Co. Ltd.	60,547	139
Hong Kong Exchanges and Clearing Ltd.	11,268	189
Li & Fung Ltd.	60,000	78
MTR Corp. Ltd.	14,791	56
Yue Yuen Industrial Holdings Ltd.	7,500	25

		793

EQUITY INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
Ireland - 0.2%
CRH PLC	7,583	$192
Kerry Group PLC, Class A	1,547	108

		300

Israel - 0.0%
Delek Group Ltd.	44	17

Italy - 1.1%
Assicurazioni Generali S.p.A.	12,270	292
Atlantia S.p.A.	3,517	79
Enel Green Power S.p.A.	19,140	48
Eni S.p.A.	26,562	642
Exor S.p.A.	1,087	43
Intesa Sanpaolo S.p.A.	122,008	303
Pirelli & C. S.p.A.	2,308	40
Saipem S.p.A.	2,664	58
Snam S.p.A.	21,157	119
Tenaris S.A.	4,979	109

		1,733

Japan - 9.6%
Aeon Co. Ltd.	6,600	90
AEON Financial Service Co. Ltd.	690	19
Aeon Mall Co. Ltd.	1,180	33
Air Water, Inc.	2,000	27
Aisin Seiki Co. Ltd.	1,900	77
Ajinomoto Co., Inc.	6,000	87
Alfresa Holdings Corp.	400	20
Amada Co. Ltd.	4,000	35
ANA Holdings, Inc.	11,000	22
Asahi Glass Co. Ltd.	10,000	62
Asahi Kasei Corp.	13,000	102
Asics Corp.	1,500	26
Astellas Pharma, Inc.	4,600	273
Benesse Holdings, Inc.	700	28
Canon, Inc.	11,900	379
Casio Computer Co. Ltd.	2,300	28
Central Japan Railway Co.	1,500	177
Chiyoda Corp.	2,000	29
Chugai Pharmaceutical Co. Ltd.	2,410	53
Citizen Holdings Co. Ltd.	2,600	22
Dai Nippon Printing Co. Ltd.	6,000	64
Daicel Corp.	3,000	24
Daido Steel Co. Ltd.	3,000	15
Daikin Industries Ltd.	2,500	156
Dainippon Sumitomo Pharma Co. Ltd.	1,535	24
Daiwa House Industry Co. Ltd.	6,000	116
Denso Corp.	5,100	270
Dentsu, Inc.	2,300	94
East Japan Railway Co.	3,500	279
Eisai Co. Ltd.	2,705	105
FamilyMart Co. Ltd.	600	27
Fast Retailing Co. Ltd.	600	248
Fuji Heavy Industries Ltd.	6,208	178
FUJIFILM Holdings Corp.	5,000	142
Fujitsu Ltd.*	20,000	104
Hino Motors Ltd.	3,000	47
Hitachi Chemical Co. Ltd.	1,017	16
Hitachi Construction Machinery Co. Ltd.	1,000	21
Hitachi High-Technologies Corp.	543	14
Hitachi Metals Ltd.	2,000	28
Honda Motor Co. Ltd.	17,100	705
Ibiden Co. Ltd.	1,200	23
Inpex Corp.	9,200	118
Isetan Mitsukoshi Holdings Ltd.	3,800	54
Japan Steel Works (The) Ltd.	3,000	17
JFE Holdings, Inc.	5,200	124
JSR Corp.	1,800	35
JTEKT Corp.	2,200	38
Kajima Corp.	8,000	30
Kaneka Corp.	3,000	20
Kansai Paint Co. Ltd.	3,000	44
Kao Corp.	5,400	170
Kawasaki Heavy Industries Ltd.	14,000	59
KDDI Corp.	5,600	345
Keio Corp.	6,000	40
Keyence Corp.	500	214
Kikkoman Corp.	2,000	38
Kobe Steel Ltd.*	24,551	42
Komatsu Ltd.	9,700	197
Konica Minolta, Inc.	5,000	50
Kubota Corp.	11,000	182
Kuraray Co. Ltd.	3,300	39
Kurita Water Industries Ltd.	1,100	23
Kyocera Corp.	3,400	170
Kyowa Hakko Kirin Co. Ltd.	3,000	33
Lawson, Inc.	700	52
Makita Corp.	1,100	58
Marubeni Corp.	17,123	123
Marui Group Co. Ltd.	2,200	22

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
Japan - 9.6% continued
Mazda Motor Corp.*	29,000	$150
McDonald’s Holdings Co. Japan Ltd.	700	18
Miraca Holdings, Inc.	500	24
Mitsubishi Corp.	14,900	286
Mitsubishi Electric Corp.	20,000	252
Mitsubishi Motors Corp.*	4,191	45
Mitsubishi UFJ Lease & Finance Co. Ltd.	5,830	36
Mitsui Chemicals, Inc.	8,000	19
Mitsui Fudosan Co. Ltd.	9,000	325
Mitsui OSK Lines Ltd.	11,000	50
Mizuho Financial Group, Inc.	240,473	521
Murata Manufacturing Co. Ltd.	2,115	188
Nabtesco Corp.	1,200	28
NGK Insulators Ltd.	3,000	57
NGK Spark Plug Co. Ltd.	2,000	47
Nikon Corp.	3,600	69
Nippon Meat Packers, Inc.	2,000	34
Nippon Steel & Sumitomo Metal Corp.	80,520	270
Nippon Telegraph & Telephone Corp.	3,900	210
Nippon Yusen K.K.	16,000	51
Nissan Motor Co. Ltd.	26,200	221
Nisshin Seifun Group, Inc.	2,200	23
Nissin Foods Holdings Co. Ltd.	600	25
Nitto Denko Corp.	1,700	72
NKSJ Holdings, Inc.	3,500	98
Nomura Research Institute Ltd.	1,066	34
NSK Ltd.	5,000	62
NTT Data Corp.	1,400	52
NTT DOCOMO, Inc.	16,000	263
Omron Corp.	2,200	97
Osaka Gas Co. Ltd.	20,000	79
Panasonic Corp.	23,100	269
Resona Holdings, Inc.	19,800	101
Rinnai Corp.	400	31
Santen Pharmaceutical Co. Ltd.	700	33
Secom Co. Ltd.	2,200	133
Sekisui Chemical Co. Ltd.	5,000	62
Sekisui House Ltd.	6,000	84
Seven & I Holdings Co. Ltd.	7,900	315
Sharp Corp.*	15,000	48
Shimadzu Corp.	3,000	26
Shimizu Corp.	6,000	30
Shin-Etsu Chemical Co. Ltd.	4,300	251
Showa Shell Sekiyu K.K.	1,900	19
Softbank Corp.	10,000	877
Sony Corp.	10,600	183
Stanley Electric Co. Ltd.	1,333	31
Sumitomo Chemical Co. Ltd.	16,000	63
Sumitomo Electric Industries Ltd.	7,900	132
Sumitomo Heavy Industries Ltd.	5,000	23
Sumitomo Metal Mining Co. Ltd.	6,000	79
Sumitomo Mitsui Financial Group, Inc.	13,300	687
Sumitomo Rubber Industries Ltd.	1,700	24
Suruga Bank Ltd.	2,170	39
Suzuken Co. Ltd.	653	21
Suzuki Motor Corp.	3,671	99
Sysmex Corp.	771	46
T&D Holdings, Inc.	5,900	83
Taiyo Nippon Sanso Corp.	2,000	14
Takashimaya Co. Ltd.	3,000	30
Takeda Pharmaceutical Co. Ltd.	8,300	381
TDK Corp.	1,200	58
Teijin Ltd.	9,000	20
Toho Co. Ltd.	1,100	24
Toho Gas Co. Ltd.	4,000	20
Tokyo Electron Ltd.	1,800	99
Tokyo Gas Co. Ltd.	25,000	123
Tokyu Corp.	12,000	78
Toppan Printing Co. Ltd.	6,000	48
Toray Industries, Inc.	15,000	104
TOTO Ltd.	3,000	48
Toyo Seikan Group Holdings Ltd.	1,600	34
Toyo Suisan Kaisha Ltd.	1,000	30
Toyoda Gosei Co. Ltd.	700	16
Toyota Boshoku Corp.	500	6
Toyota Industries Corp.	1,800	81
Toyota Tsusho Corp.	2,100	52
Tsumura & Co.	600	16
USS Co. Ltd.	2,100	29
Yakult Honsha Co. Ltd.	900	46
Yamada Denki Co. Ltd.	8,660	28
Yamaha Corp.	1,500	24
Yamaha Motor Co. Ltd.	2,700	41
Yaskawa Electric Corp.	2,000	32
Yokogawa Electric Corp.	2,100	32

		15,635

Netherlands - 2.0%
Aegon N.V.	18,860	178

EQUITY INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
Netherlands - 2.0% continued
Akzo Nobel N.V.	2,533	$197
ASML Holding N.V.	3,735	351
Core Laboratories N.V.	500	96
Delta Lloyd N.V.	1,817	45
Fugro N.V. - CVA	764	46
ING Groep N.V. - CVA*	40,151	561
Koninklijke Ahold N.V.	10,490	188
Koninklijke DSM N.V.	1,624	128
Koninklijke KPN N.V.*	33,525	108
Koninklijke Philips N.V.	10,236	377
Koninklijke Vopak N.V.	776	45
Randstad Holding N.V.	1,306	85
Reed Elsevier N.V.	7,193	153
Unilever N.V. - CVA	16,991	686
Wolters Kluwer N.V.	3,275	94

		3,338

New Zealand - 0.1%
Auckland International Airport Ltd.	10,502	30
Contact Energy Ltd.	3,201	14
Fletcher Building Ltd.	6,855	48

		92

Norway - 0.4%
Aker Solutions ASA	1,622	29
DNB ASA	10,226	183
Norsk Hydro ASA	14,855	67
Orkla ASA	7,725	60
Statoil ASA	11,687	284

		623

Portugal - 0.1%
Banco Espirito Santo S.A. (Registered)*	17,501	25
EDP - Energias de Portugal S.A.	20,021	74
Galp Energia SGPS S.A.	3,854	63
Jeronimo Martins SGPS S.A.	2,443	48

		210

Singapore - 0.2%
Ascendas Real Estate Investment Trust	20,000	35
CapitaLand Ltd.	30,000	72
CapitaMall Trust	23,000	35
CapitaMalls Asia Ltd.	14,000	22
City Developments Ltd.	4,000	30
Flextronics International Ltd.*	6,253	49
Jardine Cycle & Carriage Ltd.	1,000	28
Keppel Land Ltd.	7,000	19
Singapore Airlines Ltd.	5,000	41
Singapore Press Holdings Ltd.	17,000	56

		387

Spain - 1.4%
Abertis Infraestructuras S.A.	4,043	90
Amadeus IT Holding S.A., Class A	3,963	170
Banco Bilbao Vizcaya Argentaria S.A.	60,952	755
CaixaBank S.A.	18,003	94
Distribuidora Internacional de Alimentacion S.A.	6,015	54
Enagas S.A.	1,958	51
Ferrovial S.A.	4,029	78
Iberdrola S.A.	48,739	312
Inditex S.A.	2,293	379
Red Electrica Corp. S.A.	1,099	74
Repsol S.A.	8,672	219

		2,276

Sweden - 2.0%
Alfa Laval AB	3,427	88
Assa Abloy AB, Class B	3,411	181
Atlas Copco AB, Class A	6,869	192
Atlas Copco AB, Class B	4,154	106
Autoliv, Inc.	1,013	93
Boliden AB	3,217	49
Electrolux AB, Series B	2,420	64
Hennes & Mauritz AB, Class B	9,904	458
Industrivarden AB, Class C	1,183	23
Investment AB Kinnevik, Class B	2,333	108
Nordea Bank AB	31,715	429
Sandvik AB	10,989	155
Scania AB, Class B	3,447	68
Skandinaviska Enskilda Banken AB, Class A	15,714	208
Skanska AB, Class B	4,189	86
SKF AB, Class B	4,194	110
Svenska Cellulosa AB S.C.A., Class B	6,157	190
Swedbank AB, Class A	9,472	267
TeliaSonera AB	24,826	207
Volvo AB, Class B	15,785	208

		3,290

Switzerland - 4.0%
ACE Ltd.	3,584	371
Actelion Ltd. (Registered)*	1,059	90
Aryzta A.G.*	952	73

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
Switzerland - 4.0% continued
Coca-Cola HBC A.G. - CDI*	1,959	$57
Geberit A.G. (Registered)*	388	119
Givaudan S.A. (Registered)	88	126
Holcim Ltd. (Registered)*	2,346	176
Lindt & Spruengli A.G. (Registered)	1	54
Lindt & Spruengli A.G. (Participation Certificate)	8	36
Lonza Group A.G. (Registered)*	515	49
Novartis A.G. (Registered)	23,990	1,920
Pentair Ltd. (Registered)	2,079	162
Roche Holding A.G. (Genusschein)	7,329	2,055
SGS S.A. (Registered)	58	134
Sika A.G. (Bearer)	22	78
STMicroelectronics N.V.	6,493	52
Sulzer A.G. (Registered)	237	38
Swiss Re A.G.*	3,709	343
Swisscom A.G. (Registered)	250	132
Tyco International Ltd.	4,800	197
Weatherford International Ltd.*	8,200	127
Wolseley PLC	2,800	159

		6,548

United Kingdom - 9.8%
3i Group PLC	9,530	61
Aberdeen Asset Management PLC	10,129	84
Aggreko PLC	2,704	77
AMEC PLC	2,899	52
Associated British Foods PLC	3,751	152
Aviva PLC	31,084	232
BG Group PLC	35,608	767
British Land Co. PLC	10,407	108
BT Group PLC	82,717	521
Bunzl PLC	3,477	84
Capita PLC	6,971	120
Centrica PLC	53,898	310
CNH Industrial N.V.*	9,971	114
Delphi Automotive PLC	3,100	186
easyJet PLC	1,543	39
Fresnillo PLC	1,705	21
GKN PLC	17,488	108
GlaxoSmithKline PLC	51,129	1,364
Hammerson PLC	6,985	58
HSBC Holdings PLC	196,383	2,154
InterContinental Hotels Group PLC	2,631	88
Intertek Group PLC	1,765	92
Intu Properties PLC	6,649	34
Invensys PLC	6,907	58
Investec PLC	5,697	41
J Sainsbury PLC	13,050	79
Johnson Matthey PLC	2,108	115
Kingfisher PLC	24,835	159
Land Securities Group PLC	8,073	129
Legal & General Group PLC	60,560	223
Liberty Global PLC, Class A*	2,197	195
Liberty Global PLC, Series C*	1,720	145
London Stock Exchange Group PLC	1,727	50
Marks & Spencer Group PLC	16,816	121
Meggitt PLC	7,749	68
National Grid PLC	38,958	509
Next PLC	1,596	144
Noble Corp. PLC	2,800	105
Old Mutual PLC	50,268	158
Pearson PLC	8,540	190
Petrofac Ltd.	2,551	52
Prudential PLC	26,794	600
Reckitt Benckiser Group PLC	6,762	538
Reed Elsevier PLC	12,388	185
Rexam PLC	8,693	76
RSA Insurance Group PLC	35,991	54
Schroders PLC	1,000	43
Segro PLC	7,168	40
Smiths Group PLC	4,265	105
SSE PLC	10,173	231
Standard Chartered PLC	25,389	572
Standard Life PLC	25,313	151
Subsea 7 S.A.	2,821	54
Tate & Lyle PLC	5,144	69
Tesco PLC	84,642	469
Travis Perkins PLC	2,666	83
Tullow Oil PLC	9,464	134
Unilever PLC	13,451	552
Vodafone Group PLC*	505,460	1,987
Whitbread PLC	1,946	121
William Hill PLC	8,450	56
Willis Group Holdings PLC	1,800	81
WM Morrison Supermarkets PLC	23,136	100
WPP PLC	13,801	317

		15,985

EQUITY INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
United States - 51.4%
3M Co.	6,716	$942
Abbott Laboratories	16,200	621
Accenture PLC, Class A	6,700	551
Adobe Systems, Inc.*	4,989	299
Advance Auto Parts, Inc.	800	89
Aetna, Inc.	3,863	265
Aflac, Inc.	4,845	324
Agilent Technologies, Inc.	3,460	198
Air Products & Chemicals, Inc.	2,222	248
Albemarle Corp.	800	51
Alcoa, Inc.	11,500	122
Alexion Pharmaceuticals, Inc.*	2,000	266
American Express Co.	10,116	918
American Tower Corp.	4,100	327
American Water Works Co., Inc.	1,900	80
AmerisourceBergen Corp.	2,400	169
AMETEK, Inc.	2,550	134
Amgen, Inc.	7,900	902
Analog Devices, Inc.	3,205	163
Annaly Capital Management, Inc.	10,000	100
Apache Corp.	4,099	352
Applied Materials, Inc.	12,591	223
Autodesk, Inc.*	2,400	121
AutoZone, Inc.*	353	169
AvalonBay Communities, Inc.	1,300	154
Avery Dennison Corp.	1,000	50
Avon Products, Inc.	4,600	79
Axis Capital Holdings Ltd.	1,100	52
Baker Hughes, Inc.	4,600	254
Ball Corp.	1,440	74
Bank of New York Mellon (The) Corp.	12,038	421
BB&T Corp.	7,240	270
Becton Dickinson and Co.	2,013	222
Bed Bath & Beyond, Inc.*	2,250	181
Berkshire Hathaway, Inc., Class B*	11,497	1,363
Best Buy Co., Inc.	2,825	113
Biogen Idec, Inc.*	2,430	680
BlackRock, Inc.	1,431	453
BorgWarner, Inc.	2,320	130
Boston Properties, Inc.	1,570	158
Bristol-Myers Squibb Co.	17,183	913
Bunge Ltd.	1,500	123
C.H. Robinson Worldwide, Inc.	1,770	103
CA, Inc.	3,400	114
Cablevision Systems Corp., Class A (New York Group)	1,991	36
Calpine Corp.*	3,569	70
Cameron International Corp.*	2,500	149
Campbell Soup Co.	2,200	95
Capital One Financial Corp.	6,100	467
CarMax, Inc.*	2,300	108
CBRE Group, Inc., Class A*	3,123	82
Celanese Corp., Series A	1,600	88
CenterPoint Energy, Inc.	4,380	102
CenturyLink, Inc.	6,296	201
Cerner Corp.*	3,200	178
Charles Schwab (The) Corp.	12,113	315
Cheniere Energy, Inc.*	2,100	91
Chipotle Mexican Grill, Inc.*	294	157
Chubb (The) Corp.	2,632	254
Cigna Corp.	2,969	260
Cimarex Energy Co.	900	94
Cisco Systems, Inc.	55,756	1,252
CIT Group, Inc.	2,000	104
Clorox (The) Co.	1,400	130
CME Group, Inc.	3,305	259
Coca-Cola Enterprises, Inc.	2,600	115
Cognizant Technology Solutions Corp., Class A*	3,130	316
Colgate-Palmolive Co.	9,628	628
Comerica, Inc.	1,900	90
ConAgra Foods, Inc.	4,400	148
Concho Resources, Inc.*	1,073	116
Consolidated Edison, Inc.	3,023	167
Continental Resources, Inc.*	457	51
Corning, Inc.	15,300	273
Crown Castle International Corp.*	3,457	254
CSX Corp.	10,680	307
Cummins, Inc.	1,859	262
Danaher Corp.	6,164	476
Darden Restaurants, Inc.	1,330	72
DaVita HealthCare Partners, Inc.*	1,900	120
Deere & Co.	3,754	343
Denbury Resources, Inc.*	3,700	61
DENTSPLY International, Inc.	1,500	73
Devon Energy Corp.	4,105	254
Digital Realty Trust, Inc.	1,300	64
Discover Financial Services	4,990	279
Discovery Communications, Inc., Class A*	1,500	136

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
United States - 51.4% continued
Discovery Communications, Inc., Class C*	900	$75
Dover Corp.	1,759	170
Dr Pepper Snapple Group, Inc.	2,189	107
Duke Energy Corp.	7,400	511
Duke Realty Corp.	3,200	48
Dun & Bradstreet (The) Corp.	423	52
Eastman Chemical Co.	1,600	129
Eaton Corp. PLC	4,989	380
Ecolab, Inc.	2,872	299
Edwards Lifesciences Corp.*	1,200	79
EMC Corp.	21,600	543
Emerson Electric Co.	7,455	523
Energen Corp.	700	50
Energizer Holdings, Inc.	700	76
EOG Resources, Inc.	2,889	485
EQT Corp.	1,605	144
Equifax, Inc.	1,300	90
Equity Residential	3,500	182
Estee Lauder (The) Cos., Inc., Class A	2,500	188
Expeditors International of Washington, Inc.	2,190	97
Fastenal Co.	2,928	139
Federal Realty Investment Trust	700	71
FleetCor Technologies, Inc.*	700	82
Fluor Corp.	1,700	136
FMC Technologies, Inc.*	2,400	125
Ford Motor Co.	38,500	594
Franklin Resources, Inc.	4,324	250
Frontier Communications Corp.	10,200	47
GameStop Corp., Class A	1,200	59
Gap (The), Inc.	3,075	120
General Mills, Inc.	6,660	332
Genuine Parts Co.	1,620	135
Gilead Sciences, Inc.*	15,924	1,197
Google, Inc., Class A*	2,855	3,200
Green Mountain Coffee Roasters, Inc.*	1,321	100
Harley-Davidson, Inc.	2,355	163
Hartford Financial Services Group, Inc.	4,500	163
Hasbro, Inc.	1,300	72
HCP, Inc.	4,800	174
Health Care REIT, Inc.	3,100	166
Henry Schein, Inc.*	933	107
Herbalife Ltd.	900	71
Hertz Global Holdings, Inc.*	4,200	120
Hess Corp.	3,246	269
Hewlett-Packard Co.	20,083	562
Hologic, Inc.*	2,900	65
Hormel Foods Corp.	1,500	68
Host Hotels & Resorts, Inc.	8,029	156
Humana, Inc.	1,647	170
IHS, Inc., Class A*	625	75
Illinois Tool Works, Inc.	4,421	372
Ingersoll-Rand PLC	3,080	190
Integrys Energy Group, Inc.	800	44
Intel Corp.	51,895	1,347
IntercontinentalExchange Group, Inc.	1,198	269
International Business Machines Corp.	10,861	2,037
International Flavors & Fragrances, Inc.	900	77
International Paper Co.	4,422	217
Intuit, Inc.	2,900	221
Invesco Ltd.	4,700	171
Iron Mountain, Inc.	1,406	43
Jacobs Engineering Group, Inc.*	1,400	88
JB Hunt Transport Services, Inc.	1,000	77
JM Smucker (The) Co.	1,100	114
Johnson & Johnson	29,301	2,684
Johnson Controls, Inc.	7,121	365
Joy Global, Inc.	1,134	66
Kellogg Co.	2,600	159
KeyCorp	9,619	129
Kimberly-Clark Corp.	3,935	411
Kinder Morgan Management LLC*	1,176	89
Kohl’s Corp.	2,200	125
Kraft Foods Group, Inc.	6,200	334
Kroger (The) Co.	5,200	206
Laboratory Corp. of America Holdings*	900	82
Lam Research Corp.*	1,700	93
Legg Mason, Inc.	1,200	52
Level 3 Communications, Inc.*	1,600	53
Liberty Interactive Corp., Class A*	5,000	147
Liberty Media Corp., Class A*	1,000	146
Liberty Property Trust	1,500	51
Life Technologies Corp.*	1,800	136
LKQ Corp.*	3,200	105
Lowe’s Cos., Inc.	11,000	545
LyondellBasell Industries N.V., Class A	4,445	357
M&T Bank Corp.	1,241	144
Macerich (The) Co.	1,400	82
Macy’s, Inc.	3,900	208

EQUITY INDEX FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
United States - 51.4% continued
Manpowergroup, Inc.	800	$69
Marathon Oil Corp.	7,500	265
Marathon Petroleum Corp.	3,200	294
Marriott International, Inc., Class A	2,516	124
Marsh & McLennan Cos., Inc.	5,800	280
Masco Corp.	3,640	83
Mattel, Inc.	3,548	169
McCormick & Co., Inc. (Non Voting)	1,200	83
McDonald’s Corp.	10,402	1,009
MDU Resources Group, Inc.	1,800	55
Mead Johnson Nutrition Co.	2,134	179
MeadWestvaco Corp.	1,738	64
Medtronic, Inc.	10,475	601
Merck & Co., Inc.	30,500	1,527
Mettler-Toledo International, Inc.*	300	73
MGM Resorts International*	4,200	99
Microchip Technology, Inc.	2,100	94
Mohawk Industries, Inc.*	665	99
Mondelez International, Inc., Class A	17,663	624
Mosaic (The) Co.	3,100	147
Motorola Solutions, Inc.	2,508	169
NASDAQ OMX Group (The), Inc.	1,300	52
National Oilwell Varco, Inc.	4,512	359
Netflix, Inc.*	600	221
NetSuite, Inc.*	400	41
New York Community Bancorp, Inc.	4,700	79
Newell Rubbermaid, Inc.	3,115	101
NextEra Energy, Inc.	4,382	375
NIKE, Inc., Class B	7,460	587
NiSource, Inc.	3,200	105
Noble Energy, Inc.	3,800	259
Nordstrom, Inc.	1,657	102
Norfolk Southern Corp.	3,207	298
Northeast Utilities	3,311	140
Northern Trust Corp.(1) (2)	2,000	124
Nucor Corp.	3,374	180
Occidental Petroleum Corp.	8,400	799
Oceaneering International, Inc.	1,100	87
ONEOK, Inc.	2,100	131
Oracle Corp.	36,200	1,385
O’Reilly Automotive, Inc.*	1,100	142
Owens-Illinois, Inc.*	1,579	56
PACCAR, Inc.	3,775	223
Pall Corp.	1,200	102
Parker Hannifin Corp.	1,590	205
PartnerRe Ltd.	500	53
Patterson Cos., Inc.	881	36
People’s United Financial, Inc.	3,347	51
Pepco Holdings, Inc.	2,700	52
PepsiCo, Inc.	16,028	1,329
PetSmart, Inc.	1,000	73
PG&E Corp.	4,635	187
Phillips 66	6,000	463
Pinnacle West Capital Corp.	1,100	58
Pioneer Natural Resources Co.	1,400	258
Plum Creek Timber Co., Inc.	1,900	88
PNC Financial Services Group (The), Inc.	5,529	429
Polaris Industries, Inc.	700	102
Praxair, Inc.	3,044	396
Precision Castparts Corp.	1,500	404
Principal Financial Group, Inc.	3,102	153
Procter & Gamble (The) Co.	28,468	2,318
Progressive (The) Corp.	6,071	166
Prologis, Inc.	5,295	196
Prudential Financial, Inc.	4,872	449
Public Service Enterprise Group, Inc.	5,200	167
PVH Corp.	900	122
QEP Resources, Inc.	1,849	57
QUALCOMM, Inc.	17,900	1,329
Quanta Services, Inc.*	2,100	66
Range Resources Corp.	1,700	143
RenaissanceRe Holdings Ltd.	518	50
Robert Half International, Inc.	1,400	59
Rock Tenn Co., Class A	754	79
Rockwell Automation, Inc.	1,467	173
Rockwell Collins, Inc.	1,332	98
Roper Industries, Inc.	1,089	151
Ross Stores, Inc.	2,302	172
Royal Caribbean Cruises Ltd.	1,600	76
Safeway, Inc.	2,500	81
Salesforce.com, Inc.*	5,900	326
SBA Communications Corp., Class A*	1,300	117
Scripps Networks Interactive, Inc., Class A	800	69
Sealed Air Corp.	1,900	65
Sempra Energy	2,427	218
Sherwin-Williams (The) Co.	900	165
Sigma-Aldrich Corp.	1,300	122
Simon Property Group, Inc.	3,241	493

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
United States - 51.4% continued
Southwestern Energy Co.*	3,600	$142
Spectra Energy Corp.	6,900	246
Sprint Corp.*	10,292	111
Staples, Inc.	6,655	106
Starbucks Corp.	7,812	612
Starwood Hotels & Resorts Worldwide, Inc.	1,980	157
State Street Corp.	4,626	339
Superior Energy Services, Inc.*	1,578	42
Symantec Corp.	7,300	172
Sysco Corp.	6,117	221
T Rowe Price Group, Inc.	2,729	229
Target Corp.	6,271	397
TD Ameritrade Holding Corp.	2,200	67
Teradata Corp.*	1,700	77
Tesla Motors, Inc.*	900	135
Tesoro Corp.	1,400	82
Texas Instruments, Inc.	11,472	504
Thermo Fisher Scientific, Inc.	3,800	423
Tiffany & Co.	1,367	127
Time Warner Cable, Inc.	3,000	406
Time Warner, Inc.	9,600	669
TJX Cos., Inc.	7,436	474
Tractor Supply Co.	1,400	109
Travelers (The) Cos., Inc.	3,897	353
TripAdvisor, Inc.*	1,200	99
UDR, Inc.	2,500	58
Ulta Salon Cosmetics & Fragrance, Inc.*	600	58
Under Armour, Inc., Class A*	800	70
Union Pacific Corp.	4,800	806
United Parcel Service, Inc., Class B	7,541	792
US Bancorp	19,205	776
Valeant Pharmaceuticals International, Inc.*	3,300	387
Varian Medical Systems, Inc.*	1,100	85
Ventas, Inc.	3,000	172
Vertex Pharmaceuticals, Inc.*	2,400	178
VF Corp.	3,644	227
Vornado Realty Trust	1,736	154
Waste Management, Inc.	4,700	211
Waters Corp.*	900	90
Weyerhaeuser Co.	6,200	196
Whirlpool Corp.	860	135
Whiting Petroleum Corp.*	1,242	77
Whole Foods Market, Inc.	3,700	214
Williams (The) Cos., Inc.	7,200	278
Windstream Holdings, Inc.	5,990	48
Wisconsin Energy Corp.	2,400	99
WW Grainger, Inc.	611	156
Xcel Energy, Inc.	5,200	145
Xerox Corp.	12,031	146
Xylem, Inc.	1,900	66
Yahoo!, Inc.*	10,200	412

		84,144

Total Common Stocks(3) (Cost $114,824)		161,364

PREFERRED STOCKS - 0.4%
Germany - 0.4%
Bayerische Motoren Werke A.G.	532	45
Henkel A.G. & Co. KGaA	1,858	216
Volkswagen A.G.	1,497	421

		682

Total Preferred Stocks(3) (Cost $453)		682

RIGHTS - 0.0%
Spain - 0.0%
Repsol S.A.*	8,672	6

Total Rights(3) (Cost $4)		6

EQUITY INDEX FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 0.2%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(4) (5)	372,797	$373

Total Investment Companies (Cost $373)		373

Total Investments - 99.3% (Cost $115,654)		162,425

Other Assets less Liabilities - 0.7%		1,175

NET ASSETS - 100.0%		$163,600

(1)	At March 31, 2013, the value of the Fund’s investment in Northern Trust Corp. was approximately $109,000. There were no purchases and sales during the nine months ended December 31, 2013. The change in net unrealized appreciation during the nine months ended December 31, 2013, was approximately $15,000.
(2)	Investment in affiliate.
(3)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(4)	At March 31, 2013, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $2,326,000 with net sales of approximately $1,953,000 during the nine months ended December 31, 2013.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2013, the Global Sustainability Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
E-mini S&P 500 (United States Dollar)	9	$829	Long	3/14	$19
Euro Stoxx 50 (Euro)	4	171	Long	3/14	7
FTSE 100 Index (British Pound)	1	111	Long	3/14	5
S&P/TSX 60 Index (Canadian Dollar)	1	147	Long	3/14	—	*
SPI 200 Index (Australian Dollar)	1	119	Long	3/14	—	*
Topix Index (Japanese Yen)	1	124	Long	3/14	4

Total					$35

*	Amount rounds to less than one thousand.

At December 31, 2013, the Global Sustainability Index Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	52.8%
Euro	12.5
Japanese Yen	9.6
British Pound	9.5
All other currencies less than 5%	15.6

Total	100.0%

At December 31, 2013, the industry sectors for the Global Sustainability Index Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	12.6%
Consumer Staples	9.6
Energy	7.4
Financials	21.6
Health Care	12.6
Industrials	11.6
Information Technology	12.0
Materials	5.8
Telecommunication Services	3.5
Utilities	3.3

Total	100.0%

At December 31, 2013, the Global Sustainability Index Fund had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000S)
Australian Dollar	23	United States Dollar	20	3/19/14	$— *
British Pound	19	United States Dollar	31	3/19/14	(1)
British Pound	153	United States Dollar	250	3/19/14	(3)
Euro	293	United States Dollar	400	3/19/14	(3)
Japanese Yen	26,053	United States Dollar	250	3/19/14	3
United States Dollar	225	British Pound	138	3/19/14	3

NORTHERN FUNDS QUARTERLY REPORT    11    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000S)
United States Dollar	49	Canadian Dollar	52	3/19/14	$—	*
United States Dollar	275	Euro	201	3/19/14	2
United States Dollar	124	Euro	90	3/19/14	—	*
United States Dollar	100	Euro	72	3/19/14	—	*
United States Dollar	60	Japanese Yen	6,190	3/19/14	(1)
United States Dollar	200	Japanese Yen	20,855	3/19/14	(2)
United States Dollar	20	Swedish Krona	132	3/19/14	—	*

Total					$(2)

*	Amount rounds to less than one thousand.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2013 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy, as of December 31, 2013:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Consumer Discretionary	$11,718		$8,260	$—	$19,978
Consumer Staples	8,532		6,833	—	15,365
Energy	6,760		5,153	—	11,913
Financials	14,023		21,018	—	35,041
Health Care	12,400		8,017	—	20,417
Industrials	9,507		9,335	—	18,842
Information Technology	16,101		3,415	—	19,516
Materials	2,988		6,326	—	9,314
Telecommunication Services	909		4,818	—	5,727
Utilities	2,705		2,546	—	5,251
Preferred Stocks
Consumer Discretionary	—		466	—	466
Consumer Staples	—		216	—	216
Rights
Energy	6		—	—	6
Investment Companies	373		—	—	373

Total Investments	$86,022		$76,403	$—	$162,425

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$35		$—	$—	$35
Forward Foreign Currency Exchange Contracts	—		8	—	8
Liabilities
Futures Contracts	—	*	—	—	—
Forward Foreign Currency Exchange Contracts	—		(10)	—	(10)

Total Other Financial Instruments	$35		$(2)	$—	$33

*	Amount rounds to less than one thousand.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At December 31, 2013, the Fund had transfers from Level 1 to Level 2 as disclosed below:

Transfers from Level 1 to Level 2

Industry	Value (000S)	Reason
Common Stocks
Consumer Discretionary	$3,323	Valuations at last trade with foreign fair value adjustments
Consumer Staples	1,054	Valuations at last trade with foreign fair value adjustments
Energy	1,607	Valuations at last trade with foreign fair value adjustments
Financials	4,650	Valuations at last trade with foreign fair value adjustments
Health Care	1,371	Valuations at last trade with foreign fair value adjustments
Industrials	3,111	Valuations at last trade with foreign fair value adjustments
Information Technology	1,470	Valuations at last trade with foreign fair value adjustments
Materials	2,091	Valuations at last trade with foreign fair value adjustments
Telecommunication Services	1,653	Valuations at last trade with foreign fair value adjustments
Utilities	295	Valuations at last trade with foreign fair value adjustments

Total	$20,625

U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

EQUITY INDEX FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

Federal Tax Information:

At December 31, 2013, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$116,645

Gross tax appreciation of investments	$47,966
Gross tax depreciation of investments	(2,186)

Net tax appreciation of investments	$45,780

NORTHERN FUNDS QUARTERLY REPORT    13    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND	DECEMBER 31, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.3%
Australia - 7.3%
AGL Energy Ltd.	179,101	$2,404
ALS Ltd.	111,933	881
Alumina Ltd.*	657,507	655
Amcor Ltd.	396,729	3,752
AMP Ltd.	943,406	3,705
APA Group	283,115	1,518
Asciano Ltd.	278,489	1,439
ASX Ltd.	65,102	2,138
Aurizon Holdings Ltd.	646,722	2,825
Australia & New Zealand Banking Group Ltd.	878,373	25,287
Bank of Queensland Ltd.	98,400	1,071
Bendigo and Adelaide Bank Ltd.	144,954	1,521
BGP Holdings PLC - (Fractional Shares)*	1,085,479	—
BHP Billiton Ltd.	1,028,378	34,973
Boral Ltd.	223,466	956
Brambles Ltd.	505,930	4,135
Caltex Australia Ltd.	36,863	662
CFS Retail Property Trust Group	770,853	1,342
Coca-Cola Amatil Ltd.	189,640	2,041
Cochlear Ltd.	21,519	1,132
Commonwealth Bank of Australia	515,996	35,953
Computershare Ltd.	165,460	1,685
Crown Resorts Ltd.	128,393	1,932
CSL Ltd.	155,406	9,593
Dexus Property Group	1,348,463	1,210
Echo Entertainment Group Ltd.	326,302	717
Federation Centres Ltd.	388,597	812
Flight Centre Travel Group Ltd.	14,232	604
Fortescue Metals Group Ltd.	501,406	2,617
Goodman Group	555,314	2,352
GPT Group	586,038	1,784
Harvey Norman Holdings Ltd.	148,120	418
Iluka Resources Ltd.	120,836	931
Incitec Pivot Ltd.	587,727	1,407
Insurance Australia Group Ltd.	747,336	3,885
James Hardie Industries PLC - CDI	127,187	1,480
Leighton Holdings Ltd.	47,051	680
Lend Lease Group	186,395	1,855
Macquarie Group Ltd.*	92,544	4,564
Metcash Ltd.	258,986	731
Mirvac Group	1,256,030	1,885
National Australia Bank Ltd.	752,100	23,479
Newcrest Mining Ltd.	260,228	1,820
Orica Ltd.	118,920	2,535
Origin Energy Ltd.	352,580	4,431
Qantas Airways Ltd.*	314,454	309
QBE Insurance Group Ltd.	391,090	4,027
Ramsay Health Care Ltd.	44,552	1,725
REA Group Ltd.	16,205	547
Rio Tinto Ltd.	139,864	8,517
Santos Ltd.	317,265	4,160
Seek Ltd.	89,968	1,082
Sonic Healthcare Ltd.	129,342	1,922
SP AusNet	453,814	505
Stockland	721,214	2,332
Suncorp Group Ltd.	412,603	4,847
Sydney Airport	356,777	1,213
Tabcorp Holdings Ltd.	223,913	726
Tatts Group Ltd.	507,151	1,407
Telstra Corp. Ltd.	1,400,770	6,568
Toll Holdings Ltd.	199,621	1,013
Transurban Group	434,701	2,658
Treasury Wine Estates Ltd.	173,626	747
Wesfarmers Ltd.*	318,655	12,549
Westfield Group	661,425	5,961
Westfield Retail Trust	971,321	2,577
Westpac Banking Corp.	993,607	28,855
Woodside Petroleum Ltd.	211,209	7,339
Woolworths Ltd.	400,928	12,121
WorleyParsons Ltd.	60,200	893

		316,397

Austria - 0.3%
Andritz A.G.	20,859	1,310
Erste Group Bank A.G.	82,657	2,892
IMMOFINANZ A.G.*	347,233	1,611
OMV A.G.	48,101	2,304
Raiffeisen Bank International A.G.	13,815	488
Telekom Austria A.G.	61,925	469
Vienna Insurance Group A.G. Wiener Versicherung Gruppe	10,731	536
Voestalpine A.G.	36,141	1,750

		11,360

Belgium - 1.2%
Ageas	71,827	3,066
Anheuser-Busch InBev N.V.	256,720	27,372
Belgacom S.A.	52,874	1,564
Colruyt S.A.	22,020	1,232
Delhaize Group S.A.	34,616	2,062

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.3% continued
Belgium - 1.2% continued
Groupe Bruxelles Lambert S.A.	26,646	$2,451
KBC Groep N.V.	79,853	4,545
Solvay S.A., Class A	18,797	2,975
Telenet Group Holding N.V.	15,432	923
UCB S.A.	36,345	2,708
Umicore S.A.	40,020	1,870

		50,768

Denmark - 1.2%
AP Moeller - Maersk A/S, Class A	183	1,887
AP Moeller - Maersk A/S, Class B	416	4,537
Carlsberg A/S, Class B	35,443	3,937
Coloplast A/S, Class B	35,975	2,386
Danske Bank A/S*	209,417	4,822
DSV A/S	60,814	1,999
Novo Nordisk A/S, Class B	127,225	23,439
Novozymes A/S, Class B	73,117	3,093
TDC A/S	276,040	2,678
Tryg A/S	6,664	645
William Demant Holding A/S*	7,276	707

		50,130

Finland - 0.9%
Elisa OYJ	51,751	1,372
Fortum OYJ	141,677	3,243
Kone OYJ, Class B	99,910	4,530
Metso OYJ	36,959	1,582
Neste Oil OYJ	34,586	688
Nokia OYJ*	1,199,407	9,677
Nokian Renkaat OYJ	39,318	1,892
Orion OYJ, Class B	29,231	823
Pohjola Bank PLC, Class A	37,329	752
Sampo OYJ, Class A	133,448	6,586
Stora Enso OYJ (Registered)	185,003	1,864
UPM-Kymmene OYJ	170,258	2,881
Wartsila OYJ Abp	56,869	2,814

		38,704

France - 9.8%
Accor S.A.	52,936	2,503
Aeroports de Paris	10,857	1,233
Air Liquide S.A.	99,053	14,042
Airbus Group N.V.	188,373	14,519
Alcatel-Lucent*	891,213	3,998
Alstom S.A.	70,535	2,577
ArcelorMittal	319,607	5,714
Arkema S.A.	20,489	2,400
AtoS	21,654	1,966
AXA S.A.	572,716	15,975
BNP Paribas S.A.	317,994	24,900
Bouygues S.A.	63,755	2,418
Bureau Veritas S.A.	73,145	2,143
Cap Gemini S.A.	45,372	3,077
Carrefour S.A.	196,271	7,783
Casino Guichard Perrachon S.A.	19,035	2,200
CGG S.A.*	43,203	750
Christian Dior S.A.	17,259	3,267
Cie de St-Gobain	132,037	7,298
Cie Generale des Etablissements Michelin	59,533	6,353
CNP Assurances	63,832	1,309
Credit Agricole S.A.*	318,900	4,099
Danone	181,166	13,070
Dassault Systemes S.A.	20,317	2,525
Edenred	64,367	2,159
Electricite de France	76,923	2,724
Essilor International S.A.	65,142	6,940
Eurazeo S.A.	8,698	682
Eutelsat Communications S.A.	50,913	1,589
Fonciere Des Regions	8,029	694
GDF Suez	423,105	9,984
Gecina S.A.	8,241	1,089
Groupe Eurotunnel S.A. (Registered)	186,800	1,964
ICADE	13,159	1,227
Iliad S.A.	7,760	1,590
Imerys S.A.	9,167	800
JCDecaux S.A.	18,051	746
Kering	24,094	5,096
Klepierre	35,455	1,643
Lafarge S.A.	60,469	4,550
Lagardere S.C.A.	41,149	1,530
Legrand S.A.	85,676	4,725
L’Oreal S.A.	76,833	13,530
LVMH Moet Hennessy Louis Vuitton S.A.	80,893	14,808
Natixis	309,758	1,829
Orange S.A.	592,900	7,369
Pernod Ricard S.A.	67,643	7,723
Publicis Groupe S.A.	57,998	5,324
Remy Cointreau S.A.	7,195	605
Renault S.A.	61,253	4,945
Rexel S.A.	71,495	1,883

EQUITY INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.3% continued
France - 9.8% continued
Safran S.A.	85,603	$5,953
Sanofi	381,830	40,644
Schneider Electric S.A.	170,149	14,934
SCOR S.E.	52,711	1,927
SES S.A.	97,798	3,167
Societe BIC S.A.	8,333	1,021
Societe Generale S.A.	229,792	13,419
Sodexo	29,701	3,016
Suez Environnement Co.	81,671	1,464
Technip S.A.	32,416	3,122
Thales S.A.	31,558	2,034
Total S.A.	682,951	41,864
Unibail-Rodamco S.E.	31,021	7,966
Valeo S.A.	25,391	2,813
Vallourec S.A.	35,994	1,970
Veolia Environnement S.A.	116,395	1,902
Vinci S.A.	152,173	10,027
Vivendi S.A.	384,861	10,181
Wendel S.A.	11,280	1,645
Zodiac Aerospace	11,697	2,077

		425,013

Germany - 8.6%
Adidas A.G.	67,265	8,575
Allianz S.E. (Registered)	146,093	26,205
Axel Springer S.E.	10,445	671
BASF S.E.	294,265	31,379
Bayer A.G. (Registered)	264,885	37,162
Bayerische Motoren Werke A.G.	105,929	12,423
Beiersdorf A.G.	32,448	3,294
Brenntag A.G.	15,938	2,961
Celesio A.G.	22,913	725
Commerzbank A.G.*	310,352	5,002
Continental A.G.	35,266	7,736
Daimler A.G. (Registered)	307,996	26,660
Deutsche Bank A.G. (Registered)	326,478	15,577
Deutsche Boerse A.G.	62,048	5,152
Deutsche Lufthansa A.G. (Registered)*	78,357	1,663
Deutsche Post A.G. (Registered)	291,606	10,634
Deutsche Telekom A.G. (Registered)	928,039	15,872
Deutsche Wohnen A.G. (Bearer)	99,312	1,927
E.ON S.E.	577,766	10,647
Fraport A.G. Frankfurt Airport Services Worldwide	10,994	827
Fresenius Medical Care A.G. & Co. KGaA	69,514	4,947
Fresenius S.E. & Co. KGaA	40,386	6,202
GEA Group A.G.	59,345	2,825
Hannover Rueck S.E.	21,415	1,850
HeidelbergCement A.G.	45,270	3,436
Henkel A.G. & Co. KGaA	42,223	4,402
Hochtief A.G.	8,319	712
Hugo Boss A.G.	11,103	1,581
Infineon Technologies A.G.	351,016	3,748
K+S A.G. (Registered)	60,022	1,848
Kabel Deutschland Holding A.G.	800	104
Lanxess A.G.	28,463	1,902
Linde A.G.	59,634	12,490
MAN S.E.	12,519	1,537
Merck KGaA	19,967	3,597
Metro A.G.	41,864	2,028
Muenchener Rueckversicherungs A.G. (Registered)	57,547	12,683
OSRAM Licht A.G.*	27,739	1,568
ProSiebenSat.1 Media A.G. (Registered)	61,920	3,072
RWE A.G.	156,935	5,739
SAP A.G.	295,200	25,311
Siemens A.G. (Registered)	254,091	34,717
Sky Deutschland A.G.*	131,097	1,448
Suedzucker A.G.	22,519	608
Telefonica Deutschland Holding A.G.	77,451	640
ThyssenKrupp A.G.*	144,972	3,537
United Internet A.G. (Registered)	37,881	1,614
Volkswagen A.G.	9,421	2,553

		371,791

Hong Kong - 2.8%
AIA Group Ltd.	3,854,693	19,433
ASM Pacific Technology Ltd.	65,800	551
Bank of East Asia Ltd.	426,259	1,807
BOC Hong Kong Holdings Ltd.	1,207,608	3,884
Cathay Pacific Airways Ltd.	339,506	719
Cheung Kong Holdings Ltd.	446,729	7,076
Cheung Kong Infrastructure Holdings Ltd.	216,353	1,367
CLP Holdings Ltd.	568,022	4,501
First Pacific Co. Ltd.	695,539	795
Galaxy Entertainment Group Ltd.*	674,148	6,053
Hang Lung Properties Ltd.	715,501	2,273
Hang Seng Bank Ltd.	248,779	4,042
Henderson Land Development Co. Ltd.	354,171	2,025
HKT Trust/HKT Ltd.	616,000	609

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.3% continued
Hong Kong - 2.8% continued
Hong Kong & China Gas Co. Ltd.	1,859,306	$4,270
Hong Kong Exchanges and Clearing Ltd.	343,918	5,763
Hopewell Holdings Ltd.	145,500	493
Hutchison Whampoa Ltd.	685,698	9,367
Hysan Development Co. Ltd.	231,501	998
Kerry Properties Ltd.	182,203	633
Li & Fung Ltd.	1,877,218	2,426
Link REIT (The)	769,271	3,743
MGM China Holdings Ltd.	344,516	1,478
MTR Corp. Ltd.	481,481	1,827
New World Development Co. Ltd.	1,334,788	1,688
Noble Group Ltd.	1,538,944	1,310
NWS Holdings Ltd.	397,290	606
PCCW Ltd.	1,050,374	470
Power Assets Holdings Ltd.	445,933	3,553
Sands China Ltd.	773,941	6,335
Shangri-La Asia Ltd.	466,574	911
Sino Land Co. Ltd.	851,174	1,166
SJM Holdings Ltd.	645,572	2,186
Sun Hung Kai Properties Ltd.	511,756	6,520
Swire Pacific Ltd., Class A	216,551	2,543
Swire Properties Ltd.	339,800	859
Wharf Holdings Ltd.	488,766	3,742
Wheelock & Co. Ltd.	266,021	1,226
Wynn Macau Ltd.	521,346	2,384
Yangzijiang Shipbuilding Holdings Ltd.	594,566	560
Yue Yuen Industrial Holdings Ltd.	191,210	640

		122,832

Ireland - 0.3%
Bank of Ireland*	7,244,591	2,521
CRH PLC	1,049	26
CRH PLC (Dublin Exchange)	234,285	5,944
Irish Bank Resolution Corp. Ltd.(1) *	99,788	—
Kerry Group PLC, Class A	48,621	3,379
Perrigo Co. Plc	1,169	179
Ryanair Holdings PLC*	3,150	27
Ryanair Holdings PLC ADR*	5,370	252

		12,328

Israel - 0.4%
Bank Hapoalim B.M.	360,928	2,025
Bank Leumi Le-Israel B.M.*	365,711	1,495
Bezeq The Israeli Telecommunication Corp. Ltd.*	525,267	890
Delek Group Ltd.	1,205	461
Israel (The) Corp. Ltd.*	796	419
Israel Chemicals Ltd.	127,667	1,064
Mizrahi Tefahot Bank Ltd.	41,395	542
NICE Systems Ltd.	20,811	853
Teva Pharmaceutical Industries Ltd.	273,016	10,944

		18,693

Italy - 2.1%
Assicurazioni Generali S.p.A.	372,488	8,852
Atlantia S.p.A.	118,111	2,670
Banca Monte dei Paschi di Siena S.p.A.*	1,755,237	426
Enel Green Power S.p.A.	509,274	1,283
Enel S.p.A.	2,109,695	9,243
Eni S.p.A.	813,555	19,671
Exor S.p.A.	35,721	1,424
Fiat S.p.A.*	295,804	2,428
Finmeccanica S.p.A.*	106,860	820
Intesa Sanpaolo S.p.A.	3,723,664	9,244
Luxottica Group S.p.A.	53,495	2,873
Mediobanca S.p.A.*	179,828	1,582
Pirelli & C. S.p.A.	87,214	1,514
Prysmian S.p.A.	59,023	1,522
Saipem S.p.A.	88,151	1,903
Snam S.p.A.	620,680	3,479
Telecom Italia S.p.A.	3,225,876	3,210
Telecom Italia S.p.A. (RSP)	1,764,683	1,386
Tenaris S.A.	150,858	3,297
Terna Rete Elettrica Nazionale S.p.A.	486,735	2,446
UniCredit S.p.A.	1,389,896	10,350
Unione di Banche Italiane S.c.p.A.	287,851	1,966

		91,589

Japan - 20.4%
ABC-Mart, Inc.	6,900	302
Acom Co. Ltd.*	99,400	338
Advantest Corp.	39,000	486
Aeon Co. Ltd.	189,000	2,563
AEON Financial Service Co. Ltd.	20,100	540
Aeon Mall Co. Ltd.	31,180	876
Air Water, Inc.	56,569	767
Aisin Seiki Co. Ltd.	60,900	2,478
Ajinomoto Co., Inc.	194,000	2,811
Alfresa Holdings Corp.	11,300	561
Amada Co. Ltd.	105,000	928
ANA Holdings, Inc.	331,000	661

EQUITY INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.3% continued
Japan - 20.4% continued
Aozora Bank Ltd.	396,000	$1,122
Asahi Glass Co. Ltd.	333,000	2,072
Asahi Group Holdings Ltd.	123,800	3,493
Asahi Kasei Corp.	423,000	3,315
Asics Corp.	42,400	724
Astellas Pharma, Inc.	138,700	8,218
Bank of Kyoto (The) Ltd.	89,971	753
Bank of Yokohama (The) Ltd.	372,000	2,077
Benesse Holdings, Inc.	20,000	803
Bridgestone Corp.	207,600	7,870
Brother Industries Ltd.	66,600	912
Calbee, Inc.	20,800	506
Canon, Inc.	362,800	11,548
Casio Computer Co. Ltd.	57,900	710
Central Japan Railway Co.	45,800	5,402
Chiba Bank (The) Ltd.	252,000	1,703
Chiyoda Corp.	60,746	884
Chubu Electric Power Co., Inc.	206,900	2,674
Chugai Pharmaceutical Co. Ltd.	74,755	1,655
Chugoku Bank (The) Ltd.	39,600	503
Chugoku Electric Power (The) Co., Inc.	105,600	1,644
Citizen Holdings Co. Ltd.	67,700	572
Coca-Cola West Co. Ltd.	18,800	398
Credit Saison Co. Ltd.	56,600	1,493
Dai Nippon Printing Co. Ltd.	189,000	2,008
Daicel Corp.	115,000	937
Daido Steel Co. Ltd.	124,000	617
Daihatsu Motor Co. Ltd.	68,300	1,159
Dai-ichi Life Insurance (The) Co. Ltd.	274,400	4,599
Daiichi Sankyo Co. Ltd.	219,700	4,025
Daikin Industries Ltd.	75,000	4,680
Dainippon Sumitomo Pharma Co. Ltd.	45,500	713
Daito Trust Construction Co. Ltd.	23,400	2,188
Daiwa House Industry Co. Ltd.	198,000	3,833
Daiwa Securities Group, Inc.	530,000	5,308
Dena Co. Ltd.	28,100	592
Denso Corp.	154,600	8,174
Dentsu, Inc.	66,518	2,727
Don Quijote Holdings Co. Ltd.	19,700	1,196
East Japan Railway Co.	106,912	8,532
Eisai Co. Ltd.	85,200	3,303
Electric Power Development Co. Ltd.	42,200	1,231
FamilyMart Co. Ltd.	21,900	1,001
FANUC Corp.	61,400	11,259
Fast Retailing Co. Ltd.	16,900	6,995
Fuji Electric Co. Ltd.	214,000	1,002
Fuji Heavy Industries Ltd.	186,800	5,366
FUJIFILM Holdings Corp.	152,500	4,330
Fujitsu Ltd.*	594,000	3,075
Fukuoka Financial Group, Inc.	278,000	1,221
Gree, Inc.	25,181	249
GungHo Online Entertainment, Inc.*	94,900	685
Gunma Bank (The) Ltd.	100,000	559
Hachijuni Bank (The) Ltd.	119,395	697
Hakuhodo DY Holdings, Inc.	56,700	440
Hamamatsu Photonics K.K.	20,985	841
Hankyu Hanshin Holdings, Inc.	361,000	1,953
Hino Motors Ltd.	76,000	1,198
Hirose Electric Co. Ltd.	10,300	1,468
Hiroshima Bank (The) Ltd.	137,000	568
Hisamitsu Pharmaceutical Co., Inc.	23,300	1,174
Hitachi Chemical Co. Ltd.	29,800	476
Hitachi Construction Machinery Co. Ltd.	32,000	685
Hitachi High-Technologies Corp.	16,100	405
Hitachi Ltd.	1,548,000	11,737
Hitachi Metals Ltd.	50,000	707
Hokkaido Electric Power Co., Inc.*	53,600	617
Hokuhoku Financial Group, Inc.	320,000	639
Hokuriku Electric Power Co.	49,600	674
Honda Motor Co. Ltd.	520,500	21,467
Hoya Corp.	140,000	3,896
Hulic Co. Ltd.	77,000	1,143
Ibiden Co. Ltd.	30,500	571
Idemitsu Kosan Co. Ltd.	21,400	487
IHI Corp.	431,000	1,864
Iida Group Holdings Co. Ltd.*	35,864	716
Inpex Corp.	295,000	3,782
Isetan Mitsukoshi Holdings Ltd.	124,460	1,775
Isuzu Motors Ltd.	379,000	2,363
ITOCHU Corp.	481,800	5,963
Itochu Techno-Solutions Corp.	5,600	227
Iyo Bank (The) Ltd.	69,400	681
J Front Retailing Co. Ltd.	174,000	1,320
Japan Airlines Co. Ltd.	16,600	819
Japan Exchange Group, Inc.	81,800	2,329
Japan Petroleum Exploration Co.	6,100	231
Japan Prime Realty Investment Corp.	207	663
Japan Real Estate Investment Corp.	372	1,996

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.3% continued
Japan - 20.4% continued
Japan Retail Fund Investment Corp.	732	$1,491
Japan Steel Works (The) Ltd.	87,000	487
Japan Tobacco, Inc.	351,400	11,434
JFE Holdings, Inc.	162,800	3,882
JGC Corp.	69,000	2,710
Joyo Bank (The) Ltd.	195,000	998
JSR Corp.	51,000	989
JTEKT Corp.	75,600	1,292
JX Holdings, Inc.	738,297	3,801
Kajima Corp.	243,000	915
Kakaku.com, Inc.	44,700	786
Kamigumi Co. Ltd.	56,000	514
Kaneka Corp.	66,000	434
Kansai Electric Power (The) Co., Inc.*	225,800	2,599
Kansai Paint Co. Ltd.	80,000	1,185
Kao Corp.	164,800	5,190
Kawasaki Heavy Industries Ltd.	471,000	1,980
KDDI Corp.	172,000	10,608
Keikyu Corp.	162,000	1,339
Keio Corp.	207,000	1,383
Keisei Electric Railway Co. Ltd.	71,000	655
Keyence Corp.	14,539	6,226
Kikkoman Corp.	48,000	909
Kinden Corp.	43,000	449
Kintetsu Corp.	537,000	1,883
Kirin Holdings Co. Ltd.	285,000	4,105
Kobe Steel Ltd.*	851,000	1,459
Koito Manufacturing Co. Ltd.	38,814	744
Komatsu Ltd.	299,000	6,086
Konami Corp.	30,100	697
Konica Minolta, Inc.	165,000	1,654
Kubota Corp.	342,000	5,670
Kuraray Co. Ltd.	123,200	1,470
Kurita Water Industries Ltd.	30,400	631
Kyocera Corp.	104,700	5,237
Kyowa Hakko Kirin Co. Ltd.	68,000	750
Kyushu Electric Power Co., Inc.*	145,700	1,862
Lawson, Inc.	22,000	1,647
LIXIL Group Corp.	87,200	2,395
M3, Inc.	208	522
Mabuchi Motor Co. Ltd.	6,400	381
Makita Corp.	37,600	1,979
Marubeni Corp.	545,000	3,922
Marui Group Co. Ltd.	58,900	599
Maruichi Steel Tube Ltd.	14,600	369
Mazda Motor Corp.*	882,000	4,573
McDonald’s Holdings Co. Japan Ltd.	19,200	490
Medipal Holdings Corp.	35,000	463
MEIJI Holdings Co. Ltd.	22,663	1,459
Miraca Holdings, Inc.	15,841	747
Mitsubishi Chemical Holdings Corp.	445,000	2,059
Mitsubishi Corp.	448,800	8,614
Mitsubishi Electric Corp.	619,000	7,785
Mitsubishi Estate Co. Ltd.	400,000	11,987
Mitsubishi Gas Chemical Co., Inc.	111,000	818
Mitsubishi Heavy Industries Ltd.	972,000	6,025
Mitsubishi Logistics Corp.	49,000	777
Mitsubishi Materials Corp.	387,000	1,430
Mitsubishi Motors Corp.*	154,700	1,670
Mitsubishi Tanabe Pharma Corp.	82,800	1,154
Mitsubishi UFJ Financial Group, Inc.	4,077,395	26,960
Mitsubishi UFJ Lease & Finance Co. Ltd.	214,100	1,317
Mitsui & Co. Ltd.	555,400	7,745
Mitsui Chemicals, Inc.	211,000	510
Mitsui Fudosan Co. Ltd.	267,000	9,631
Mitsui OSK Lines Ltd.	370,000	1,670
Mizuho Financial Group, Inc.	7,348,989	15,916
MS&AD Insurance Group Holdings	162,143	4,362
Murata Manufacturing Co. Ltd.	65,097	5,787
Nabtesco Corp.	30,699	709
Namco Bandai Holdings, Inc.	62,500	1,388
NEC Corp.	752,000	1,698
Nexon Co. Ltd.	27,900	258
NGK Insulators Ltd.	80,000	1,524
NGK Spark Plug Co. Ltd.	57,000	1,352
NHK Spring Co. Ltd.	45,600	515
Nidec Corp.	32,500	3,187
Nikon Corp.	111,000	2,123
Nintendo Co. Ltd.	34,000	4,546
Nippon Building Fund, Inc.	444	2,585
Nippon Electric Glass Co. Ltd.	98,500	518
Nippon Express Co. Ltd.	284,000	1,377
Nippon Meat Packers, Inc.	53,000	911
Nippon Paint Co. Ltd.	50,000	832
Nippon Prologis REIT, Inc.	67	641
Nippon Steel & Sumitomo Metal Corp.	2,433,615	8,163
Nippon Telegraph & Telephone Corp.	120,078	6,463
Nippon Yusen K.K.	528,000	1,690

EQUITY INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.3% continued
Japan - 20.4% continued
Nishi-Nippon City Bank (The) Ltd.	192,000	$518
Nissan Motor Co. Ltd.	792,800	6,674
Nisshin Seifun Group, Inc.	55,950	579
Nissin Foods Holdings Co. Ltd.	14,600	617
Nitori Holdings Co. Ltd.	9,800	929
Nitto Denko Corp.	50,400	2,134
NKSJ Holdings, Inc.	106,445	2,969
NOK Corp.	28,700	470
Nomura Holdings, Inc.	1,156,600	8,951
Nomura Real Estate Holdings, Inc.	47,200	1,064
Nomura Real Estate Office Fund, Inc.	86	400
Nomura Research Institute Ltd.	28,900	911
NSK Ltd.	138,000	1,722
NTT Data Corp.	44,300	1,639
NTT DOCOMO, Inc.	487,900	8,016
NTT Urban Development Corp.	35,100	405
Obayashi Corp.	238,000	1,357
Odakyu Electric Railway Co. Ltd.	217,000	1,967
Oji Holdings Corp.	286,000	1,470
Olympus Corp.*	77,100	2,445
Omron Corp.	65,800	2,912
Ono Pharmaceutical Co. Ltd.	26,400	2,312
Oracle Corp. Japan	11,500	421
Oriental Land Co. Ltd.	16,400	2,365
ORIX Corp.	405,400	7,141
Osaka Gas Co. Ltd.	604,000	2,374
Otsuka Corp.	6,300	804
Otsuka Holdings Co. Ltd.	112,015	3,235
Panasonic Corp.	706,300	8,234
Park24 Co. Ltd.	28,100	530
Rakuten, Inc.	232,800	3,464
Resona Holdings, Inc.	570,910	2,912
Ricoh Co. Ltd.	215,000	2,294
Rinnai Corp.	10,000	779
Rohm Co. Ltd.	33,800	1,648
Sankyo Co. Ltd.	14,800	683
Sanrio Co. Ltd.	19,097	805
Santen Pharmaceutical Co. Ltd.	27,000	1,260
SBI Holdings, Inc.	56,160	852
Secom Co. Ltd.	68,500	4,137
Sega Sammy Holdings, Inc.	63,200	1,612
Sekisui Chemical Co. Ltd.	142,000	1,746
Sekisui House Ltd.	179,700	2,516
Seven & I Holdings Co. Ltd.	241,300	9,610
Seven Bank Ltd.	163,200	639
Sharp Corp.*	495,000	1,573
Shikoku Electric Power Co., Inc.*	49,400	741
Shimadzu Corp.	64,000	557
Shimamura Co. Ltd.	7,000	657
Shimano, Inc.	25,300	2,176
Shimizu Corp.	217,000	1,097
Shin-Etsu Chemical Co. Ltd.	131,200	7,672
Shinsei Bank Ltd.	587,000	1,437
Shionogi & Co. Ltd.	98,900	2,149
Shiseido Co. Ltd.	118,600	1,910
Shizuoka Bank (The) Ltd.	193,000	2,065
Showa Denko K.K.	423,000	600
Showa Shell Sekiyu K.K.	53,900	548
SMC Corp.	16,600	4,193
Softbank Corp.	307,500	26,956
Sojitz Corp.	371,200	661
Sony Corp.	323,400	5,586
Sony Financial Holdings, Inc.	64,300	1,171
Stanley Electric Co. Ltd.	53,200	1,219
Sumco Corp.	28,400	251
Sumitomo Chemical Co. Ltd.	488,000	1,914
Sumitomo Corp.	363,000	4,566
Sumitomo Electric Industries Ltd.	248,200	4,148
Sumitomo Heavy Industries Ltd.	154,000	710
Sumitomo Metal Mining Co. Ltd.	165,000	2,164
Sumitomo Mitsui Financial Group, Inc.	406,742	21,005
Sumitomo Mitsui Trust Holdings, Inc.	1,062,190	5,611
Sumitomo Realty & Development Co. Ltd.	114,000	5,682
Sumitomo Rubber Industries Ltd.	44,800	638
Suntory Beverage & Food Ltd.	34,900	1,113
Suruga Bank Ltd.	55,000	989
Suzuken Co. Ltd.	18,997	615
Suzuki Motor Corp.	116,600	3,141
Sysmex Corp.	25,449	1,503
T&D Holdings, Inc.	186,000	2,605
Taiheiyo Cement Corp.	404,000	1,553
Taisei Corp.	343,000	1,562
Taisho Pharmaceutical Holdings Co. Ltd.	8,500	585
Taiyo Nippon Sanso Corp.	59,000	420
Takashimaya Co. Ltd.	77,000	769
Takeda Pharmaceutical Co. Ltd.	251,600	11,550
TDK Corp.	39,900	1,915
Teijin Ltd.	374,000	833

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.3% continued
Japan - 20.4% continued
Terumo Corp.	48,700	$2,353
THK Co. Ltd.	29,800	745
Tobu Railway Co. Ltd.	348,000	1,689
Toho Co. Ltd.	31,400	691
Toho Gas Co. Ltd.	119,000	580
Tohoku Electric Power Co., Inc.*	157,800	1,777
Tokio Marine Holdings, Inc.	221,600	7,423
Tokyo Electric Power Co., Inc.*	463,400	2,279
Tokyo Electron Ltd.	55,100	3,039
Tokyo Gas Co. Ltd.	765,000	3,770
Tokyo Tatemono Co. Ltd.	143,000	1,593
Tokyu Corp.	368,000	2,390
Tokyu Fudosan Holdings Corp.*	179,900	1,698
TonenGeneral Sekiyu K.K.	80,000	734
Toppan Printing Co. Ltd.	194,000	1,554
Toray Industries, Inc.	469,000	3,249
Toshiba Corp.	1,288,000	5,420
TOTO Ltd.	86,000	1,365
Toyo Seikan Group Holdings Ltd.	46,700	1,005
Toyo Suisan Kaisha Ltd.	33,000	992
Toyoda Gosei Co. Ltd.	16,300	380
Toyota Boshoku Corp.	13,800	173
Toyota Industries Corp.	52,600	2,377
Toyota Motor Corp.	881,500	53,641
Toyota Tsusho Corp.	69,300	1,721
Trend Micro, Inc.	36,300	1,272
Tsumura & Co.	14,400	382
Ube Industries Ltd.	272,000	582
Unicharm Corp.	35,600	2,032
United Urban Investment Corp.	822	1,182
USS Co. Ltd.	64,300	883
West Japan Railway Co.	54,900	2,383
Yahoo Japan Corp.	477,500	2,660
Yakult Honsha Co. Ltd.	31,200	1,577
Yamada Denki Co. Ltd.	256,390	839
Yamaguchi Financial Group, Inc.	58,000	538
Yamaha Corp.	61,500	978
Yamaha Motor Co. Ltd.	99,000	1,488
Yamato Holdings Co. Ltd.	114,600	2,320
Yamato Kogyo Co. Ltd.	12,800	409
Yamazaki Baking Co. Ltd.	26,905	276
Yaskawa Electric Corp.	67,000	1,063
Yokogawa Electric Corp.	62,600	963
Yokohama Rubber (The) Co. Ltd.	65,000	640

		887,682

Netherlands - 2.7%
Aegon N.V.	572,243	5,402
Akzo Nobel N.V.	76,509	5,936
ASML Holding N.V.	114,491	10,751
Corio N.V.	25,881	1,162
Delta Lloyd N.V.	53,907	1,341
Fugro N.V. - CVA	24,925	1,491
Gemalto N.V.	25,404	2,810
Heineken Holding N.V.	33,942	2,152
Heineken N.V.	73,298	4,963
ING Groep N.V. - CVA*	1,226,505	17,151
Koninklijke Ahold N.V.	321,111	5,766
Koninklijke Boskalis Westminster N.V.	22,301	1,182
Koninklijke DSM N.V.	50,829	4,006
Koninklijke KPN N.V.*	1,024,755	3,315
Koninklijke Philips N.V.	311,391	11,479
Koninklijke Vopak N.V.	25,243	1,479
OCI*	25,353	1,143
QIAGEN N.V.*	81,600	1,904
Randstad Holding N.V.	40,605	2,636
Reed Elsevier N.V.	201,661	4,285
TNT Express N.V.	101,853	947
Unilever N.V. - CVA	519,142	20,961
Wolters Kluwer N.V.	97,446	2,789
Ziggo N.V.	49,920	2,285

		117,336

New Zealand - 0.1%
Auckland International Airport Ltd.	396,231	1,151
Contact Energy Ltd.	92,082	388
Fletcher Building Ltd.	238,584	1,662
Ryman Healthcare Ltd.	116,142	749
Telecom Corp. of New Zealand Ltd.	518,817	984

		4,934

Norway - 0.8%
Aker Solutions ASA	44,681	799
DNB ASA	311,886	5,589
Gjensidige Forsikring ASA	71,742	1,370
Norsk Hydro ASA	402,872	1,801
Orkla ASA	260,729	2,038
Seadrill Ltd.	119,284	4,889
Statoil ASA	354,273	8,605

EQUITY INDEX FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.3% continued
Norway - 0.8% continued
Telenor ASA	217,738	$5,200
Yara International ASA	59,741	2,581

		32,872

Portugal - 0.2%
Banco Espirito Santo S.A. (Registered)*	539,163	771
EDP - Energias de Portugal S.A.	647,719	2,379
Galp Energia SGPS S.A.	116,061	1,906
Jeronimo Martins SGPS S.A.	86,211	1,687
Portugal Telecom SGPS S.A. (Registered)	166,816	726

		7,469

Singapore - 1.4%
Ascendas Real Estate Investment Trust	591,879	1,034
CapitaCommercial Trust	517,000	595
CapitaLand Ltd.	840,750	2,024
CapitaMall Trust	862,800	1,305
CapitaMalls Asia Ltd.	412,658	643
City Developments Ltd.	110,000	839
ComfortDelGro Corp. Ltd.	752,000	1,199
DBS Group Holdings Ltd.	551,626	7,498
Genting Singapore PLC	1,979,380	2,352
Global Logistic Properties Ltd.	997,939	2,290
Golden Agri-Resources Ltd.	1,992,892	862
Hutchison Port Holdings Trust, Class U	1,866,000	1,260
Jardine Cycle & Carriage Ltd.	28,446	813
Keppel Corp. Ltd.	472,550	4,201
Keppel Land Ltd.	174,473	464
Olam International Ltd.	409,479	500
Oversea-Chinese Banking Corp. Ltd.	832,944	6,743
Sembcorp Industries Ltd.	276,644	1,205
SembCorp Marine Ltd.	225,800	798
Singapore Airlines Ltd.	189,734	1,567
Singapore Exchange Ltd.	276,000	1,592
Singapore Press Holdings Ltd.	491,295	1,607
Singapore Technologies Engineering Ltd.	531,000	1,671
Singapore Telecommunications Ltd.	2,570,925	7,473
StarHub Ltd.	156,000	531
United Overseas Bank Ltd.	411,875	6,944
UOL Group Ltd.	121,739	598
Wilmar International Ltd.	653,000	1,772

		60,380

Spain - 3.2%
Abertis Infraestructuras S.A.	123,588	2,752
ACS Actividades de Construccion y Servicios S.A.	41,983	1,455
Amadeus IT Holding S.A., Class A	122,915	5,265
Banco Bilbao Vizcaya Argentaria S.A.	1,851,598	22,942
Banco de Sabadell S.A.	1,137,725	2,974
Banco Popular Espanol S.A.*	411,634	2,485
Banco Santander S.A.	3,631,481	32,772
Bankia S.A.*	1,382,161	2,371
CaixaBank S.A.	567,873	2,960
Distribuidora Internacional de Alimentacion S.A.	210,734	1,885
Enagas S.A.	59,396	1,555
Ferrovial S.A.	132,501	2,577
Gas Natural SDG S.A.	111,766	2,884
Grifols S.A.	44,919	2,152
Grifols S.A., Class B	4,066	145
Iberdrola S.A.	1,493,418	9,552
Inditex S.A.	69,630	11,522
Mapfre S.A.	325,650	1,398
Red Electrica Corp. S.A.	31,926	2,134
Repsol S.A.	269,958	6,821
Telefonica S.A.	1,309,131	21,371
Zardoya Otis S.A.	61,287	1,108

		141,080

Sweden - 3.2%
Alfa Laval AB	103,765	2,669
Assa Abloy AB, Class B	106,230	5,632
Atlas Copco AB, Class A	213,861	5,965
Atlas Copco AB, Class B	123,869	3,154
Boliden AB	81,396	1,252
Electrolux AB, Class B	81,438	2,144
Elekta AB, Class B	127,316	1,953
Getinge AB, Class B	65,164	2,235
Hennes & Mauritz AB, Class B	303,201	14,011
Hexagon AB, Class B	78,141	2,478
Husqvarna AB, Class B	109,789	663
Industrivarden AB, Class C	36,950	705
Investment AB Kinnevik, Class B	70,951	3,293
Investor AB, Class B	145,263	5,012
Lundin Petroleum AB*	77,026	1,504
Millicom International Cellular S.A. SDR	21,819	2,174
Nordea Bank AB	969,276	13,125
Sandvik AB	343,211	4,858
Scania AB, Class B	107,268	2,107

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.3% continued
Sweden - 3.2% continued
Securitas AB, Class B	85,654	$913
Skandinaviska Enskilda Banken AB, Class A	483,751	6,400
Skanska AB, Class B	124,332	2,553
SKF AB, Class B	119,806	3,144
Svenska Cellulosa AB S.C.A., Class B	187,300	5,787
Svenska Handelsbanken AB, Class A	159,112	7,860
Swedbank AB, Class A	289,009	8,153
Swedish Match AB	67,245	2,162
Tele2 AB, Class B*	112,934	1,281
Telefonaktiebolaget LM Ericsson, Class B	974,480	11,933
TeliaSonera AB	759,694	6,336
Volvo AB, Class B	484,788	6,390

		137,846

Switzerland - 9.3%
ABB Ltd. (Registered)*	705,003	18,626
Actelion Ltd. (Registered)*	33,455	2,836
Adecco S.A. (Registered)*	42,898	3,407
Aryzta A.G.*	24,908	1,915
Aryzta A.G. (Dublin Exchange)*	4,637	361
Baloise Holding A.G. (Registered)	15,750	2,012
Barry Callebaut A.G. (Registered)*	613	769
Cie Financiere Richemont S.A. (Registered)	167,262	16,738
Coca-Cola HBC A.G. - CDI*	12,024	351
Coca-Cola HBC A.G. ADR	51,278	1,496
Credit Suisse Group A.G. (Registered)*	484,676	14,880
EMS-Chemie Holding A.G. (Registered)	2,337	833
Geberit A.G. (Registered)*	12,125	3,709
Givaudan S.A. (Registered)	2,553	3,658
Glencore Xstrata PLC*	3,395,161	17,650
Holcim Ltd. (Registered)*	73,418	5,520
Julius Baer Group Ltd.*	71,666	3,456
Kuehne + Nagel International A.G. (Registered)	17,714	2,330
Lindt & Spruengli A.G. (Registered)	31	1,672
Lindt & Spruengli A.G. (Participation Certificate)	245	1,104
Lonza Group A.G. (Registered)*	15,403	1,466
Nestle S.A. (Registered)	1,032,137	75,767
Novartis A.G. (Registered)	735,928	58,897
Pargesa Holding S.A. (Bearer)	7,279	588
Partners Group Holding A.G.	4,926	1,314
Roche Holding A.G. (Genusschein)	224,818	63,020
Schindler Holding A.G. (Registered)	7,740	1,142
Schindler Holding A.G. (Participation Certificate)	13,942	2,057
SGS S.A. (Registered)	1,789	4,132
Sika A.G. (Bearer)	700	2,489
Sonova Holding A.G. (Registered)*	16,677	2,248
STMicroelectronics N.V.	184,840	1,489
Sulzer A.G. (Registered)	6,953	1,125
Swatch Group (The) A.G. (Bearer)	9,878	6,554
Swatch Group (The) A.G. (Registered)	15,289	1,728
Swiss Life Holding A.G. (Registered)*	10,527	2,191
Swiss Prime Site A.G. (Registered)*	19,076	1,480
Swiss Re A.G.*	112,761	10,423
Swisscom A.G. (Registered)	7,550	3,992
Syngenta A.G. (Registered)	29,823	11,888
Transocean Ltd.	115,336	5,646
UBS A.G. (Registered)*	1,167,297	22,237
Wolseley PLC	85,950	4,881
Zurich Insurance Group A.G.*	47,633	13,852

		403,929

United Kingdom - 21.1%
3i Group PLC	319,367	2,038
Aberdeen Asset Management PLC	306,637	2,554
Admiral Group PLC	54,390	1,181
Aggreko PLC	88,494	2,507
AMEC PLC	98,063	1,771
Anglo American PLC	446,344	9,809
Antofagasta PLC	136,400	1,872
ARM Holdings PLC	448,762	8,161
Associated British Foods PLC	113,756	4,608
AstraZeneca PLC	400,175	23,737
Aviva PLC	940,738	7,009
Babcock International Group PLC	117,092	2,628
BAE Systems PLC	1,028,612	7,434
Barclays PLC	4,891,446	22,132
BG Group PLC	1,088,861	23,465
BHP Billiton PLC	675,461	20,943
BP PLC	6,032,871	48,871
British American Tobacco PLC	607,585	32,599
British Land Co. PLC	291,224	3,035
British Sky Broadcasting Group PLC	332,376	4,649
BT Group PLC	2,529,625	15,927
Bunzl PLC	107,945	2,594
Burberry Group PLC	141,717	3,560
Capita PLC	202,384	3,481

EQUITY INDEX FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.3% continued
United Kingdom - 21.1% continued
Carnival Corp.	2,945	$118
Carnival PLC	57,144	2,360
Centrica PLC	1,645,071	9,474
CNH Industrial N.V.*	303,288	3,464
Cobham PLC	367,703	1,672
Compass Group PLC	575,008	9,220
Croda International PLC	45,650	1,859
Diageo PLC	802,855	26,519
Direct Line Insurance Group PLC	339,413	1,405
easyJet PLC	44,155	1,124
Experian PLC	321,707	5,938
Fresnillo PLC	51,772	642
G4S PLC	478,792	2,083
GKN PLC	521,394	3,228
GlaxoSmithKline PLC	1,566,018	41,768
Hammerson PLC	240,006	1,996
Hargreaves Lansdown PLC	62,970	1,416
HSBC Holdings PLC	5,972,278	65,503
ICAP PLC	196,567	1,473
IMI PLC	101,097	2,562
Imperial Tobacco Group PLC	309,732	12,020
Inmarsat PLC	151,785	1,902
InterContinental Hotels Group PLC	86,749	2,893
International Consolidated Airlines Group S.A.*	305,663	2,036
Intertek Group PLC	51,922	2,709
Intu Properties PLC	191,126	983
Invensys PLC	187,733	1,584
Investec PLC	204,964	1,486
ITV PLC	1,203,054	3,867
J Sainsbury PLC	397,148	2,406
Johnson Matthey PLC	65,511	3,567
Kingfisher PLC	759,356	4,854
Land Securities Group PLC	240,187	3,834
Legal & General Group PLC	1,886,014	6,959
Lloyds Banking Group PLC*	15,983,341	20,891
London Stock Exchange Group PLC	61,685	1,771
Marks & Spencer Group PLC	515,796	3,708
Meggitt PLC	265,523	2,326
Melrose Industries PLC	420,482	2,130
National Grid PLC	1,191,064	15,563
Next PLC	50,009	4,514
Old Mutual PLC	1,560,861	4,891
Pearson PLC	263,319	5,849
Persimmon PLC*	101,459	2,084
Petrofac Ltd.	89,090	1,808
Prudential PLC	817,738	18,302
Randgold Resources Ltd.	29,095	1,826
Reckitt Benckiser Group PLC	206,839	16,468
Reed Elsevier PLC	415,447	6,192
Resolution Ltd.	461,364	2,714
Rexam PLC	263,323	2,315
Rio Tinto PLC	406,774	22,954
Rolls-Royce Holdings PLC*	600,692	12,722
Royal Bank of Scotland Group PLC*	691,465	3,893
Royal Dutch Shell PLC, Class A	1,223,746	43,950
Royal Dutch Shell PLC, Class A (Amsterdam Exchange)	14,405	513
Royal Dutch Shell PLC, Class B	789,512	29,712
RSA Insurance Group PLC	1,195,390	1,810
RTL Group S.A.*	11,636	1,504
SABMiller PLC	307,665	15,844
Sage Group (The) PLC	372,108	2,495
Schroders PLC	35,666	1,540
Segro PLC	216,610	1,199
Serco Group PLC	142,615	1,179
Severn Trent PLC	79,323	2,240
Shire PLC	176,854	8,334
Smith & Nephew PLC	284,472	4,057
Smiths Group PLC	126,309	3,106
SSE PLC	308,293	7,011
Standard Chartered PLC	775,337	17,470
Standard Life PLC	768,317	4,578
Subsea 7 S.A.	89,324	1,713
Tate & Lyle PLC	157,732	2,115
Tesco PLC	2,582,859	14,305
Travis Perkins PLC	79,458	2,473
TUITravelPLC	126,566	867
Tullow Oil PLC	290,752	4,129
Unilever PLC	410,375	16,833
United Utilities Group PLC	224,088	2,498
Vodafone Group PLC*	15,504,245	60,948
Weir Group (The) PLC	70,175	2,480
Whitbread PLC	57,464	3,572
William Hill PLC	290,379	1,933
WM Morrison Supermarkets PLC	709,021	3,071

NORTHERN FUNDS QUARTERLY REPORT    11    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.3% continued
United Kingdom - 21.1% continued
WPP PLC	428,633	$9,836

		917,725

Total Common Stocks(2) (Cost $3,437,179)		4,220,858

PREFERRED STOCKS - 0.6%
Germany - 0.6%
Bayerische Motoren Werke A.G.	15,297	1,307
Fuchs Petrolub S.E.	9,899	969
Henkel A.G. & Co. KGaA	57,576	6,679
Porsche Automobil Holding S.E.	49,190	5,134
Volkswagen A.G.	46,273	13,000

		27,089

Total Preferred Stocks(2) (Cost $16,353)		27,089

RIGHTS - 0.0%
Austria - 0.0%
Immoeast A.G.(3) *	63,165	—
Immoeast A.G.*	62,543	—

		—

Spain - 0.0%
Repsol S.A.*	264,772	181

Total Rights(2) (Cost $137)		181

INVESTMENT COMPANIES - 3 .1%
iShares MSCI EAFE ETF	502,700	33,711
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(4) (5)	103,220,969	103,221

Total Investment Companies (Cost $136,117)		136,932

Total Investments - 101.0% (Cost $3,589,786)		4,385,060

Liabilities less Other Assets - (1.0)%		(45,164)

NET ASSETS - 100.0%		$4,339,896

(1)	Level 3 asset that is worthless, bankrupt or has been delisted.
(2)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(3)	Security has been deemed worthless and is a Level 3 investment.
(4)	At March 31, 2013, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $45,426,000 with net purchases of approximately $57,795,000 during the nine months ended December 31, 2013.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2013, the International Equity Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
Euro Stoxx 50 (Euro)	501	$21,421	Long	3/14	$1,081
FTSE 100 Index (British Pound)	144	15,971	Long	3/14	579
Hang Seng Index (Hong Kong Dollar)	15	2,257	Long	3/14	42
Nikkei 225 (Japanese Yen)	30	2,315	Long	3/14	68
SPI 200 Index (Australian Dollar)	55	6,529	Long	3/14	273
Topix Index (Japanese Yen)	28	3,463	Long	3/14	118
Yen Denominated Nikkei 225 (Japanese Yen)	77	5,974	Long	3/14	$200

Total					$2,361

At December 31, 2013, the International Equity Index Fund’s investments were denominated in the following currencies :

% OF LONG-TERM
CONCENTRATION BY CURRENCY	INVESTMENTS
Euro	30.4%
British Pound	21.8
Japanese Yen	20.7
Swiss Franc	8.8
Australian Dollar	7.4
All other currencies less than 5%	10.9

Total	100.0%

EQUITY INDEX FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

At December 31, 2013, the industry sectors for the International Equity Index Fund were:

% OF LONG- TERM
INDUSTRY SECTOR	INVESTMENTS
Consumer Discretionary	11.8%
Consumer Staples	10.8
Energy	7.2
Financials	26.2
Health Care	10.0
Industrials	12.8
Information Technology	4.5
Materials	7.6
Telecommunication Services	5.6
Utilities	3.5

Total	100.0%

At December 31, 2013, the International Equity Index Fund had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000S)
United States Dollar	1,269	Australian Dollar	1,428	3/19/14	$— *
United States Dollar	6,259	British Pound	3,843	3/19/14	101
United States Dollar	9,028	Euro	6,574	3/19/14	16
United States Dollar	4,900	Japanese Yen	505,528	3/19/14	(98)
United States Dollar	2,240	Swiss Franc	1,992	3/19/14	(5)

Total					$14

*	Amount rounds to less than one thousand.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings, and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2013 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions including risk, market participants would use in pricing a strategy).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of December 31, 2013:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Consumer Discretionary	$118	$486,431	$—	$486,549
Consumer Staples	1,496	455,811	—	457,307
Energy	—	307,849	—	307,849
Financials	—	1,090,144	—	1,090,144
Health Care	179	425,866	—	426,045
Industrials	252	548,473	—	548,725
Information Technology	—	191,738	—	191,738
Materials	—	322,370	—	322,370
Telecommunication Services	—	241,359	—	241,359
Utilities	—	148,772	—	148,772
Preferred Stocks
Consumer Discretionary	—	19,441	—	19,441
Consumer Staples	—	6,679	—	6,679
Materials	—	969	—	969
Rights
Energy	181	—	—	181
Investment Companies	136,932	—	—	136,932

Total Investments	$139,158	$4,245,902	$—	$4,385,060

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$2,361	$—	$—	$2,361
Forward Foreign Currency Exchange Contracts	—	117	—	117
Liabilities
Forward Foreign Currency Exchange Contracts	—	(103)	—	(103)

Total Other Financial Instruments	$2,361	$14	$—	$2,375

NORTHERN FUNDS QUARTERLY REPORT    13    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At December 31, 2013, the Fund had transfers from Level 1 to Level 2 as disclosed below:

Transfers from Level 1 to Level 2

Industry	Value (000S)	Reason
Common Stocks
Consumer Discretionary	$186,807	Valuations at last trade with foreign fair value adjustments
Consumer Staples	54,021	Valuations at last trade with foreign fair value adjustments
Energy	9,584	Valuations at last trade with foreign fair value adjustments
Financials	184,813	Valuations at last trade with foreign fair value adjustments
Health Care	51,673	Valuations at last trade with foreign fair value adjustments
Industrials	171,922	Valuations at last trade with foreign fair value adjustments
Information Technology	89,880	Valuations at last trade with foreign fair value adjustments
Materials	53,594	Valuations at last trade with foreign fair value adjustments
Telecommunication Services	52,044	Valuations at last trade with foreign fair value adjustments
Utilities	22,820	Valuations at last trade with foreign fair value adjustments

Total	$877,158

U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Federal Tax Information:

At December 31, 2013, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$3,699,479

Gross tax appreciation of investments	$800,470
Gross tax depreciation of investments	(114,889)

Net tax appreciation of investments	$685,581

EQUITY INDEX FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND	DECEMBER 31, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7%
Advertising - 0.2%
Lamar Advertising Co., Class A*	52,150	$2,725

Aerospace/Defense - 1.5%
Alliant Techsystems, Inc.	25,533	3,107
B/E Aerospace, Inc.*	79,014	6,877
Esterline Technologies Corp.*	25,070	2,556
Exelis, Inc.	150,501	2,868
Triumph Group, Inc.	41,909	3,188

		18,596

Agriculture - 0.1%
Universal Corp.	18,646	1,018

Airlines - 0.5%
Alaska Air Group, Inc.	55,710	4,087
JetBlue Airways Corp.*	174,934	1,496

		5,583

Apparel - 1.3%
Carter’s, Inc.	43,599	3,130
Deckers Outdoor Corp.*	27,847	2,352
Hanesbrands, Inc.	79,491	5,586
Under Armour, Inc., Class A*	64,396	5,622

		16,690

Auto Manufacturers - 0.3%
Oshkosh Corp.	69,506	3,502

Banks - 4.3%
Associated Banc-Corp.	129,935	2,261
BancorpSouth, Inc.	67,574	1,718
Bank of Hawaii Corp.	35,909	2,124
Cathay General Bancorp	58,593	1,566
City National Corp.	38,017	3,012
Commerce Bancshares, Inc.	65,307	2,933
Cullen/Frost Bankers, Inc.	42,301	3,148
East West Bancorp, Inc.	110,151	3,852
First Horizon National Corp.	189,279	2,205
FirstMerit Corp.	132,042	2,935
Fulton Financial Corp.	154,747	2,024
Hancock Holding Co.	65,548	2,404
International Bancshares Corp.	46,023	1,215
Prosperity Bancshares, Inc.	45,282	2,870
Signature Bank*	38,033	4,086
SVB Financial Group*	36,678	3,846
Synovus Financial Corp.	782,147	2,816
TCF Financial Corp.	132,743	2,157
Trustmark Corp.	54,258	1,456
Valley National Bancorp	160,956	1,629
Webster Financial Corp.	72,862	2,272
Westamerica Bancorporation	21,163	1,195

		53,724

Beverages-0.6%
Green Mountain Coffee Roasters, Inc.*	105,207	7,952

Biotechnology - 1.0%
Bio-Rad Laboratories, Inc., Class A*	16,199	2,002
Charles River Laboratories International, Inc.*	38,568	2,046
Cubist Pharmaceuticals, Inc.*	59,559	4,102
United Therapeutics Corp.*	37,050	4,189

		12,339

Building Materials - 1.5%
Eagle Materials, Inc.	39,936	3,092
Fortune Brands Home & Security, Inc.	133,321	6,093
Lennox International, Inc.	36,410	3,097
Louisiana-Pacific Corp.*	113,233	2,096
Martin Marietta Materials, Inc.	37,213	3,719

		18,097

Chemicals - 2.7%
Albemarle Corp.	65,458	4,149
Ashland, Inc.	57,773	5,606
Cabot Corp.	48,047	2,470
Cytec Industries, Inc.	28,390	2,645
Intrepid Potash, Inc.*	44,857	711
Minerals Technologies, Inc.	27,546	1,655
NewMarket Corp.	9,156	3,060
Olin Corp.	63,860	1,842
RPM International, Inc.	106,876	4,436
Sensient Technologies Corp.	40,371	1,959
Valspar (The) Corp.	64,798	4,619

		33,152

Coal - 0.1%
Alpha Natural Resources, Inc.*	177,948	1,271

Commercial Services - 5.8%
Aaron’s, Inc.	61,412	1,806
Apollo Education Group, Inc.*	80,330	2,195
Brink’s (The) Co.	38,563	1,317
Convergys Corp.	81,384	1,713
CoreLogic, Inc.*	75,167	2,671
Corporate Executive Board (The) Co.	26,851	2,079

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
Commercial Services - 5.8% continued
Deluxe Corp.	40,283	$2,102
DeVry Education Group, Inc.	45,751	1,624
FTI Consulting, Inc.*	32,233	1,326
Gartner, Inc.*	73,952	5,254
Global Payments, Inc.	58,463	3,799
HMS Holdings Corp.*	70,858	1,611
Leidos Holdings, Inc.	58,203	2,706
Lender Processing Services, Inc.	68,179	2,549
Manpowergroup, Inc.	63,358	5,440
Matthews International Corp., Class A	21,728	926
Rent-A-Center, Inc.	43,203	1,440
Rollins, Inc.	51,437	1,558
RR Donnelley & Sons Co.	145,187	2,944
Science Applications International Corp.	33,590	1,111
SEI Investments Co.	114,860	3,989
Service Corp. International	169,506	3,073
Sotheby’s	55,152	2,934
Towers Watson & Co., Class A	51,787	6,609
TravelCenters of America LLC - (Fractional Shares)*	80,000	—
United Rentals, Inc.*	74,874	5,836
Valassis Communications, Inc.	31,251	1,070
WEX, Inc.*	31,058	3,076

		72,758

Computers - 3.0%
3D Systems Corp.*	76,679	7,126
Cadence Design Systems, Inc.*	230,735	3,235
Diebold, Inc.	51,052	1,685
DST Systems, Inc.	23,666	2,147
Jack Henry & Associates, Inc.	68,702	4,068
Lexmark International, Inc., Class A	50,027	1,777
Mentor Graphics Corp.	78,036	1,878
MICROS Systems, Inc.*	60,341	3,462
NCR Corp.*	133,405	4,544
Riverbed Technology, Inc.*	129,634	2,344
Synopsys, Inc.*	124,091	5,034

		37,300

Distribution/Wholesale - 1.5%
Arrow Electronics, Inc.*	80,772	4,382
Ingram Micro, Inc., Class A*	123,553	2,898
LKQ Corp.*	241,142	7,934
Owens & Minor, Inc.	50,323	1,840
Watsco, Inc.	21,719	2,086

		19,140

Diversified Financial Services - 2.5%
Affiliated Managers Group, Inc.*	42,492	9,216
CBOE Holdings, Inc.	70,093	3,642
Eaton Vance Corp.	97,566	4,175
Federated Investors, Inc., Class B	75,249	2,167
Greenhill & Co., Inc.	20,757	1,203
Janus Capital Group, Inc.	120,724	1,493
Raymond James Financial, Inc.	98,873	5,160
Waddell & Reed Financial, Inc., Class A	68,461	4,458

		31,514

Electric - 2.5%
Alliant Energy Corp.	89,139	4,600
Black Hills Corp.	35,554	1,867
Cleco Corp.	48,356	2,254
Great Plains Energy, Inc.	122,837	2,978
Hawaiian Electric Industries, Inc.	79,912	2,082
IDACORP, Inc.	40,159	2,082
MDU Resources Group, Inc.	151,699	4,634
OGE Energy Corp.	159,221	5,398
PNM Resources, Inc.	64,139	1,547
Westar Energy, Inc.	102,305	3,291

		30,733

Electrical Components & Equipment - 1.2%
Acuity Brands, Inc.	34,464	3,768
Energizer Holdings, Inc.	49,993	5,411
General Cable Corp.	39,439	1,160
Hubbell, Inc., Class B	43,162	4,700

		15,039

Electronics - 2.5%
Avnet, Inc.	110,321	4,866
Gentex Corp.	116,093	3,830
Itron, Inc.*	31,274	1,296
Mettler-Toledo International, Inc.*	23,807	5,775
National Instruments Corp.	78,565	2,516
Tech Data Corp.*	30,468	1,572
Trimble Navigation Ltd.*	206,845	7,178
Vishay Intertechnology, Inc.*	108,537	1,439
Woodward, Inc.	48,857	2,228

		30,700

EQUITY INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
Engineering & Construction - 0.8%
AECOM Technology Corp.*	78,644	$2,315
Granite Construction, Inc.	29,053	1,016
KBR, Inc.	119,076	3,797
URS Corp.	60,255	3,193

		10,321

Entertainment - 0.7%
Bally Technologies, Inc.*	31,392	2,463
Cinemark Holdings, Inc.	83,024	2,767
DreamWorks Animation SKG, Inc., Class A*	56,911	2,020
International Speedway Corp., Class A	22,496	798
Scientific Games Corp., Class A*	39,130	663

		8,711

Environmental Control - 0.7%
Clean Harbors, Inc.*	44,066	2,642
Mine Safety Appliances Co.	25,477	1,305
Waste Connections, Inc.	99,319	4,333

		8,280

Food - 2.2%
Dean Foods Co.*	75,817	1,303
Flowers Foods, Inc.	140,930	3,026
Hain Celestial Group (The), Inc.*	38,341	3,481
Harris Teeter Supermarkets, Inc.	39,923	1,970
Hillshire Brands Co.	98,306	3,287
Ingredion, Inc.	61,472	4,208
Lancaster Colony Corp.	15,656	1,380
Post Holdings, Inc.*	26,382	1,300
SUPERVALU, Inc.*	158,670	1,157
Tootsie Roll Industries, Inc.	16,558	539
United Natural Foods, Inc.*	39,755	2,997
WhiteWave Foods Co., Class A*	139,407	3,198

		27,846

Forest Products & Paper - 0.2%
Domtar Corp.	26,070	2,459

Gas - 1.5%
Atmos Energy Corp.	73,027	3,317
National Fuel Gas Co.	67,191	4,797
Questar Corp.	140,000	3,219
UGI Corp.	91,223	3,782
Vectren Corp.	65,742	2,334
WGL Holdings, Inc.	41,725	1,671

		19,120

Hand/Machine Tools - 0.9%
Kennametal, Inc.	62,770	3,268
Lincoln Electric Holdings, Inc.	65,357	4,663
Regal-Beloit Corp.	36,011	2,655

		10,586

Healthcare - Products - 3.2%
Cooper (The) Cos., Inc.	39,326	4,870
Henry Schein, Inc.*	68,845	7,866
Hill-Rom Holdings, Inc.	47,094	1,947
Hologic, Inc.*	219,085	4,897
IDEXX Laboratories, Inc.*	41,602	4,425
Masimo Corp.*	41,587	1,216
ResMed, Inc.	114,063	5,370
STERIS Corp.	47,206	2,268
Techne Corp.	26,475	2,506
Teleflex, Inc.	32,902	3,088
Thoratec Corp.*	45,736	1,674

		40,127

Healthcare - Services - 2.1%
Community Health Systems, Inc.*	76,404	3,001
Covance, Inc.*	45,048	3,967
Health Management Associates, Inc., Class A*	212,143	2,779
Health Net, Inc.*	63,371	1,880
LifePoint Hospitals, Inc.*	37,859	2,001
MEDNAX, Inc.*	81,158	4,332
Universal Health Services, Inc., Class B	71,737	5,829
WellCare Health Plans, Inc.*	35,146	2,475

		26,264

Home Builders - 1.0%
KB Home	66,925	1,223
MDC Holdings, Inc.	31,745	1,024
NVR, Inc.*	3,354	3,441
Thor Industries, Inc.	35,955	1,986
Toll Brothers, Inc.*	127,352	4,712

		12,386

Home Furnishings - 0.2%
Tempur Sealy International, Inc.*	48,296	2,606

Household Products/Wares - 1.5%
Church & Dwight Co., Inc.	111,351	7,380
Jarden Corp.*	95,980	5,888
Scotts Miracle-Gro (The) Co., Class A	35,044	2,181

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
Household Products/Wares - 1.5% continued
Tupperware Brands Corp.	40,648	$3,843

		19,292

Insurance - 4.9%
Alleghany Corp.*	13,452	5,380
American Financial Group, Inc.	57,417	3,314
Arthur J Gallagher & Co.	105,370	4,945
Aspen Insurance Holdings Ltd.	52,407	2,165
Brown & Brown, Inc.	95,833	3,008
Everest Re Group Ltd.	38,406	5,986
Fidelity National Financial, Inc., Class A	200,274	6,499
First American Financial Corp.	84,585	2,385
Hanover Insurance Group (The), Inc.	35,334	2,110
HCC Insurance Holdings, Inc.	80,150	3,698
Kemper Corp.	40,970	1,675
Mercury General Corp.	28,929	1,438
Old Republic International Corp.	194,618	3,361
Primerica, Inc.	44,108	1,893
Protective Life Corp.	63,234	3,204
Reinsurance Group of America, Inc.	56,741	4,392
StanCorp Financial Group, Inc.	35,129	2,327
WR Berkley Corp.	87,661	3,804

		61,584

Internet - 1.4%
AOL, Inc.*	62,937	2,934
Equinix, Inc.*	39,925	7,085
Rackspace Hosting, Inc.*	91,953	3,598
TIBCO Software, Inc.*	123,122	2,768
ValueClick, Inc.*	50,629	1,183

		17,568

Investment Companies - 0.1%
Apollo Investment Corp.	181,283	1,537

Iron/Steel - 1.0%
Carpenter Technology Corp.	42,670	2,654
Commercial Metals Co.	94,339	1,918
Reliance Steel & Aluminum Co.	61,927	4,697
Steel Dynamics, Inc.	177,815	3,474

		12,743

Leisure Time - 1.0%
Brunswick Corp.	72,921	3,359
Life Time Fitness, Inc.*	31,621	1,486
Polaris Industries, Inc.	51,662	7,524

		12,369

Machinery - Construction & Mining - 0.3%
Terex Corp.	89,573	3,761

Machinery - Diversified - 2.0%
AGCO Corp.	72,781	4,308
Graco, Inc.	49,074	3,834
IDEX Corp.	64,943	4,796
Nordson Corp.	48,280	3,587
Wabtec Corp.	77,304	5,741
Zebra Technologies Corp., Class A*	40,455	2,188

		24,454

Media - 1.0%
AMC Networks, Inc., Class A*	47,360	3,226
FactSet Research Systems, Inc.	32,228	3,499
John Wiley & Sons, Inc., Class A	36,921	2,038
Meredith Corp.	29,868	1,547
New York Times (The) Co., Class A	101,306	1,608

		11,918

Metal Fabrication/Hardware - 0.7%
Timken Co.	63,771	3,512
Valmont Industries, Inc.	21,402	3,192
Worthington Industries, Inc.	42,263	1,778

		8,482

Mining - 0.4%
Compass Minerals International, Inc.	26,999	2,161
Royal Gold, Inc.	51,942	2,393

		4,554

Miscellaneous Manufacturing - 2.6%
A.O. Smith Corp.	61,488	3,317
Aptargroup, Inc.	52,731	3,576
Carlisle Cos., Inc.	51,069	4,055
CLARCOR, Inc.	40,244	2,590
Crane Co.	39,360	2,647
Donaldson Co., Inc.	108,116	4,699
Harsco Corp.	65,088	1,824
ITT Corp.	72,758	3,159
SPX Corp.	36,232	3,609
Trinity Industries, Inc.	62,807	3,424

		32,900

Office Furnishings - 0.2%
Herman Miller, Inc.	47,396	1,399
HNI Corp.	36,518	1,418

		2,817

EQUITY INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
Oil & Gas - 3.2%
Atwood Oceanics, Inc.*	46,461	$2,481
Bill Barrett Corp.*	39,119	1,048
Cimarex Energy Co.	69,628	7,305
Energen Corp.	58,239	4,120
Gulfport Energy Corp.*	67,590	4,268
HollyFrontier Corp.	159,168	7,909
Murphy USA, Inc.*	35,539	1,477
Patterson-UTI Energy, Inc.	115,393	2,922
Rosetta Resources, Inc.*	49,342	2,370
SM Energy Co.	53,782	4,470
Unit Corp.*	34,888	1,801

		40,171

Oil & Gas Services - 2.1%
CARBO Ceramics, Inc.	16,020	1,867
Dresser-Rand Group, Inc.*	61,407	3,662
Dril-Quip, Inc.*	32,678	3,592
Helix Energy Solutions Group, Inc.*	79,351	1,839
Oceaneering International, Inc.	86,795	6,846
Oil States International, Inc.*	44,339	4,510
Superior Energy Services, Inc.*	127,533	3,394

		25,710

Packaging & Containers - 1.4%
Greif, Inc., Class A	24,223	1,269
Packaging Corp. of America	78,555	4,971
Rock Tenn Co., Class A	57,787	6,068
Silgan Holdings, Inc.	35,282	1,694
Sonoco Products Co.	81,721	3,410

		17,412

Pharmaceuticals - 1.6%
Endo Health Solutions, Inc.*	92,127	6,215
Mallinckrodt PLC*	46,512	2,431
Omnicare, Inc.	82,721	4,993
Salix Pharmaceuticals Ltd.*	50,452	4,538
VCA Antech, Inc.*	70,864	2,222

		20,399

Real Estate - 0.4%
Alexander & Baldwin, Inc.	34,101	1,423
Jones Lang LaSalle, Inc.	35,763	3,662

		5,085

Real Estate Investment Trusts - 8.2%
Alexandria Real Estate Equities, Inc.	57,516	3,659
American Campus Communities, Inc.	83,751	2,698
BioMed Realty Trust, Inc.	153,639	2,784
BRE Properties, Inc.	62,110	3,398
Camden Property Trust	68,573	3,900
Corporate Office Properties Trust	70,458	1,669
Corrections Corp. of America	93,242	2,990
Duke Realty Corp.	261,411	3,932
Equity One, Inc.	50,950	1,143
Essex Property Trust, Inc.	30,561	4,386
Extra Space Storage, Inc.	88,070	3,710
Federal Realty Investment Trust	52,072	5,281
Highwoods Properties, Inc.	71,795	2,597
Home Properties, Inc.	45,443	2,437
Hospitality Properties Trust	119,174	3,221
Kilroy Realty Corp.	65,540	3,289
Liberty Property Trust	117,381	3,976
Mack-Cali Realty Corp.	71,008	1,525
Mid-America Apartment Communities, Inc.	60,145	3,653
National Retail Properties, Inc.	97,649	2,962
Omega Healthcare Investors, Inc.	98,138	2,925
Potlatch Corp.	32,759	1,367
Rayonier, Inc.	101,390	4,269
Rayonier, Inc. - (Fractional Shares)*	50,000	—
Realty Income Corp.	165,185	6,166
Regency Centers Corp.	74,327	3,441
Senior Housing Properties Trust	151,502	3,368
SL Green Realty Corp.	75,995	7,020
Taubman Centers, Inc.	51,022	3,261
UDR, Inc.	201,489	4,705
Weingarten Realty Investors	89,607	2,457

		102,189

Retail - 6.5%
Abercrombie & Fitch Co., Class A	61,237	2,015
Advance Auto Parts, Inc.	58,441	6,468
American Eagle Outfitters, Inc.	136,944	1,972
ANN, Inc.*	37,047	1,354
Ascena Retail Group, Inc.*	103,329	2,186
Big Lots, Inc.*	47,067	1,520
Bob Evans Farms, Inc.	21,971	1,112
Brinker International, Inc.	53,690	2,488
Cabela’s, Inc.*	37,200	2,480
Cheesecake Factory (The), Inc.	38,524	1,860
Chico’s FAS, Inc.	126,598	2,385
Copart, Inc.*	89,950	3,297
CST Brands, Inc.	60,309	2,215

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
Retail - 6.5% continued
Dick’s Sporting Goods, Inc.	81,729	$4,749
Domino’s Pizza, Inc.	44,828	3,122
Foot Locker, Inc.	119,384	4,947
Guess?, Inc.	47,737	1,483
HSN, Inc.	26,638	1,660
J.C. Penney Co., Inc.*	242,885	2,222
MSC Industrial Direct Co., Inc., Class A	38,517	3,115
Office Depot, Inc.*	384,274	2,033
Panera Bread Co., Class A*	21,452	3,790
Signet Jewelers Ltd.	64,410	5,069
Tractor Supply Co.	111,953	8,685
Wendy’s (The) Co.	225,571	1,967
Williams-Sonoma, Inc.	71,601	4,173
World Fuel Services Corp.	58,165	2,510

		80,877

Savings & Loans - 0.9%
Astoria Financial Corp.	67,493	933
First Niagara Financial Group, Inc.	283,195	3,007
New York Community Bancorp, Inc.	353,931	5,964
Washington Federal, Inc.	81,175	1,891

		11,795

Semiconductors - 2.5%
Advanced Micro Devices, Inc.*	493,939	1,911
Atmel Corp.*	341,630	2,675
Cree, Inc.*	96,830	6,059
Cypress Semiconductor Corp.*	110,804	1,163
Fairchild Semiconductor International, Inc.*	101,065	1,349
Integrated Device Technology, Inc.*	110,017	1,121
International Rectifier Corp.*	57,095	1,488
Intersil Corp., Class A	103,016	1,182
Rovi Corp.*	81,492	1,605
Semtech Corp.*	54,978	1,390
Silicon Laboratories, Inc.*	31,710	1,373
Skyworks Solutions, Inc.*	150,902	4,310
SunEdison, Inc.*	196,751	2,568
Teradyne, Inc.*	153,420	2,703

		30,897

Shipbuilding - 0.3%
Huntington Ingalls Industries, Inc.	39,496	3,555

Software - 3.8%
ACI Worldwide, Inc.*	30,907	2,009
Acxiom Corp.*	60,257	2,228
Advent Software, Inc.	32,296	1,130
Allscripts Healthcare Solutions, Inc.*	127,882	1,977
ANSYS, Inc.*	74,324	6,481
Broadridge Financial Solutions, Inc.	95,779	3,785
CommVault Systems, Inc.*	35,629	2,668
Compuware Corp.	173,470	1,945
Concur Technologies, Inc.*	37,872	3,908
Fair Isaac Corp.	27,930	1,755
Informatica Corp.*	87,123	3,616
ManTech International Corp., Class A	19,475	583
MSCI, Inc.*	94,907	4,149
PTC, Inc.*	95,542	3,381
SolarWinds, Inc.*	52,258	1,977
Solera Holdings, Inc.	55,350	3,916
VeriFone Systems, Inc.*	87,165	2,338

		47,846

Telecommunications - 1.5%
ADTRAN, Inc.	45,992	1,242
Ciena Corp.*	83,248	1,992
InterDigital, Inc.	33,276	981
JDS Uniphase Corp.*	186,529	2,421
NeuStar, Inc., Class A*	50,184	2,502
Plantronics, Inc.	35,381	1,644
Polycom, Inc.*	114,722	1,289
RF Micro Devices, Inc.*	227,177	1,172
Telephone & Data Systems, Inc.	78,733	2,030
tw telecom, Inc.*	115,491	3,519

		18,792

Transportation - 2.1%
Con-way, Inc.	45,586	1,810
Genesee & Wyoming, Inc., Class A*	40,809	3,920
JB Hunt Transport Services, Inc.	73,612	5,690
Kirby Corp.*	45,594	4,525
Landstar System, Inc.	36,852	2,117
Matson, Inc.	34,240	894
Old Dominion Freight Line, Inc.*	55,852	2,961
Tidewater, Inc.	39,986	2,370
UTi Worldwide, Inc.	73,543	1,292
Werner Enterprises, Inc.	37,113	918

		26,497

Trucking & Leasing - 0.2%
GATX Corp.	37,245	1,943

EQUITY INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
Water - 0.3%
Aqua America, Inc.	142,111	$3,352

Total Common Stocks (Cost $872,913)		1,231,038

INVESTMENT COMPANIES - 1 .0%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(1) (2)	12,183,161	12,183

Total Investment Companies (Cost $12,183)		12,183

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.2%
U.S. Treasury Bill,
0.05%, 4/10/14(3)	$2,115	$2,115

Total Short-Term Investments (Cost $2,115)		2,115

Total Investments - 99.9% (Cost $887,211)		1,245,336

Other Assets less Liabilities - 0.1%		1,775

NET ASSETS - 100.0%		$1,247,111

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(2)	At March 31, 2013, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $27,001,000 with net sales of approximately $14,818,000 during the nine months ended December 31, 2013.
(3)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2013, the Mid Cap Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
E-Mini S&P MidCap 400	119	$15,939	Long	3/14	$482

At December 31, 2013, the industry sectors for the Mid Cap Index Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	14.1%
Consumer Staples	4.0
Energy	5.7
Financials	22.4
Health Care	9.0
Industrials	17.1
Information Technology	15.9
Materials	7.0
Telecommunication Services	0.5
Utilities	4.3

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of December 31, 2013.

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$1,231,038	(1)	$—	$—	$1,231,038
Investment Companies	12,183		—	—	12,183
Short-Term Investments	—		2,115	—	2,115

Total Investments	$1,243,221		$2,115	$—	$1,245,336

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$482		$—	$—	$482

(1)	Classifications as defined in the Schedule of Investments.

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At December 31, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Federal Tax Information:

At December 31, 2013, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$903,344

Gross tax appreciation of investments	$356,759
Gross tax depreciation of investments	(14,767)

Net tax appreciation of investments	$341,992

EQUITY INDEX FUNDS     8    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND	DECEMBER 31, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7%
Advertising - 0.1%
Harte-Hanks, Inc.	23,518	$184
Marchex, Inc., Class B	12,646	109
Marin Software, Inc.*	5,161	53
MDC Partners, Inc., Class A	20,764	530
Millennial Media, Inc.*	19,140	139
ValueVision Media, Inc., Class A*	21,361	149

		1,164

Aerospace/Defense - 1.5%
AAR Corp.	21,770	610
Aerovironment, Inc.*	10,161	296
API Technologies Corp.*	17,720	60
Astronics Corp.*	6,866	350
Astronics Corp., Class B*	1,392	71
Cubic Corp.	10,858	572
Curtiss-Wright Corp.	25,708	1,600
Ducommun, Inc.*	5,776	172
Erickson Air-Crane, Inc.*	2,118	44
Esterline Technologies Corp.*	17,164	1,750
GenCorp, Inc.*	33,223	599
HEICO Corp.	36,424	2,111
Innovative Solutions & Support, Inc.*	7,070	51
Kaman Corp.	14,830	589
Kratos Defense & Security Solutions, Inc.*	23,972	184
LMI Aerospace, Inc.*	5,829	86
M/A-COM Technology Solutions Holdings, Inc.*	5,957	101
Moog, Inc., Class A*	24,856	1,689
National Presto Industries, Inc.	2,669	215
Orbital Sciences Corp.*	32,996	769
Teledyne Technologies, Inc.*	20,509	1,884

		13,803

Agriculture - 0.3%
Alico, Inc.	1,631	63
Alliance One International, Inc.*	48,533	148
Andersons (The), Inc.	10,268	916
Griffin Land & Nurseries, Inc.	1,525	51
Limoneira Co.	5,391	143
Tejon Ranch Co.*	7,597	279
Universal Corp.	12,804	699
Vector Group Ltd.	34,732	569

		2,868

Airlines - 0.5%
Allegiant Travel Co.	8,240	869
Hawaiian Holdings, Inc.*	28,603	275
JetBlue Airways Corp.*	127,524	1,090
Republic Airways Holdings, Inc.*	27,151	290
SkyWest, Inc.	28,421	422
Spirit Airlines, Inc.*	33,094	1,503

		4,449

Apparel - 1.0%
American Apparel, Inc.*	32,524	40
Columbia Sportswear Co.	7,134	562
Crocs, Inc.*	48,349	770
G-III Apparel Group Ltd.*	9,214	680
Iconix Brand Group, Inc.*	28,331	1,125
Jones Group (The), Inc.	43,903	657
Oxford Industries, Inc.	7,395	596
Perry Ellis International, Inc.*	6,685	105
Quiksilver, Inc.*	72,787	638
R.G. Barry Corp.	5,365	103
Skechers U.S.A., Inc., Class A*	21,189	702
Steven Madden Ltd.*	33,035	1,209
Unifi, Inc.*	8,248	225
Vince Holding Corp.*	6,318	194
Weyco Group, Inc.	3,520	104
Wolverine World Wide, Inc.	55,127	1,872

		9,582

Auto Manufacturers - 0.1%
Wabash National Corp.*	37,557	464

Auto Parts & Equipment - 1.0%
Accuride Corp.*	22,520	84
American Axle & Manufacturing Holdings, Inc.*	36,848	754
Commercial Vehicle Group, Inc.*	12,971	94
Cooper Tire & Rubber Co.	34,682	834
Dana Holding Corp.	80,615	1,582
Dorman Products, Inc.*	13,857	777
Douglas Dynamics, Inc.	12,076	203
Federal-Mogul Corp.*	10,821	213
Fuel Systems Solutions, Inc.*	7,593	105
Gentherm, Inc.*	18,441	495
Meritor, Inc.*	53,485	558
Miller Industries, Inc.	6,287	117
Modine Manufacturing Co.*	26,070	334
Remy International, Inc.	7,628	178
Spartan Motors, Inc.	18,634	125

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7% continued
Auto Parts & Equipment - 1.0% continued
Standard Motor Products, Inc.	10,879	$400
Superior Industries International, Inc.	12,760	263
Tenneco, Inc.*	33,392	1,889
Titan International, Inc.	29,315	527
Tower International, Inc.*	3,269	70

		9,602

Banks - 6.9%
1st Source Corp.	8,294	265
1st United Bancorp, Inc.	16,157	123
Access National Corp.	3,947	59
American National Bankshares, Inc.	4,218	111
Ameris Bancorp*	13,078	276
Ames National Corp.	5,015	112
Arrow Financial Corp.	5,890	156
Bancfirst Corp.	3,892	218
Banco Latinoamericano de Comercio Exterior S.A., Class E	16,038	449
Bancorp (The), Inc.*	18,085	324
BancorpSouth, Inc.	52,162	1,326
Bank of Kentucky Financial Corp.	3,302	122
Bank of Marin Bancorp	3,219	140
Bank of the Ozarks, Inc.	17,085	967
Banner Corp.	10,733	481
Bar Harbor Bankshares	2,199	88
BBCN Bancorp, Inc.	43,221	717
BNC Bancorp	9,972	171
Boston Private Financial Holdings, Inc.	43,735	552
Bridge Bancorp, Inc.	6,137	160
Bridge Capital Holdings*	5,415	111
Bryn Mawr Bank Corp.	7,414	224
C&F Financial Corp.	1,769	81
Camden National Corp.	4,165	176
Capital Bank Financial Corp., Class A*	12,891	293
Capital City Bank Group, Inc.*	7,008	82
Cardinal Financial Corp.	16,543	298
Cascade Bancorp*	4,235	22
Cass Information Systems, Inc.	5,683	383
Cathay General Bancorp	43,293	1,157
Center Bancorp, Inc.	6,346	119
Centerstate Banks, Inc.	16,431	167
Central Pacific Financial Corp.	12,075	242
Century Bancorp, Inc., Class A	1,832	61
Chemical Financial Corp.	16,198	513
Chemung Financial Corp.	2,021	69
Citizens & Northern Corp.	6,705	138
City Holding Co.	8,603	399
CNB Financial Corp.	7,899	150
CoBiz Financial, Inc.	19,289	231
Columbia Banking System, Inc.	27,942	769
Community Bank System, Inc.	22,026	874
Community Trust Bancorp, Inc.	7,747	350
CommunityOne Bancorp*	6,037	77
ConnectOne Bancorp, Inc.*	957	38
CU Bancorp*	5,272	92
Customers Bancorp, Inc.*	10,962	224
CVB Financial Corp.	50,451	861
Eagle Bancorp, Inc.*	12,221	374
Enterprise Bancorp, Inc.	4,067	86
Enterprise Financial Services Corp.	10,582	216
Farmers Capital Bank Corp.*	4,191	91
Fidelity Southern Corp.	8,016	133
Financial Institutions, Inc.	7,573	187
First BanCorp*	39,231	243
First Bancorp	10,744	179
First Bancorp, Inc.	5,359	93
First Busey Corp.	39,819	231
First Commonwealth Financial Corp.	53,494	472
First Community Bancshares, Inc.	9,246	154
First Connecticut Bancorp, Inc.	9,200	148
First Financial Bancorp	31,809	554
First Financial Bankshares, Inc.	17,327	1,149
First Financial Corp.	6,121	224
First Financial Holdings, Inc.	13,217	879
First Interstate Bancsystem, Inc.	9,685	275
First Merchants Corp.	19,262	438
First Midwest Bancorp, Inc.	41,129	721
First NBC Bank Holding Co.*	2,340	76
First of Long Island (The) Corp.	4,299	184
First Security Group, Inc.*	37,178	85
FirstMerit Corp.	91,008	2,023
FNB Corp.	82,461	1,041
Franklin Financial Corp.*	6,047	120
German American Bancorp, Inc.	6,901	197
Glacier Bancorp, Inc.	39,583	1,179
Great Southern Bancorp, Inc.	5,653	172
Guaranty Bancorp	7,919	111
Hampton Roads Bankshares, Inc.*	18,964	33
Hancock Holding Co.	46,627	1,710

EQUITY INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7% continued
Banks - 6.9% continued
Hanmi Financial Corp.	17,427	$381
Heartland Financial USA, Inc.	8,099	233
Heritage Commerce Corp.	11,455	94
Heritage Financial Corp.	8,188	140
Heritage Oaks Bancorp*	11,307	85
Home BancShares, Inc.	24,837	928
Horizon Bancorp	4,670	118
Hudson Valley Holding Corp.	9,126	186
Iberiabank Corp.	16,323	1,026
Independent Bank Corp.	13,018	510
Independent Bank Group, Inc.	2,129	106
International Bancshares Corp.	29,248	772
Intervest Bancshares Corp.*	10,050	75
Lakeland Bancorp, Inc.	19,624	243
Lakeland Financial Corp.	8,951	349
LCNB Corp.	4,047	72
Macatawa Bank Corp.*	13,332	67
MainSource Financial Group, Inc.	11,328	204
MB Financial, Inc.	30,017	963
Mercantile Bank Corp.	4,773	103
Merchants Bancshares, Inc.	3,145	105
Metro Bancorp, Inc.*	7,702	166
MetroCorp Bancshares, Inc.	8,601	130
Middleburg Financial Corp.	2,855	51
MidSouth Bancorp, Inc.	4,444	79
MidWestOne Financial Group, Inc.	3,789	103
National Bankshares, Inc.	3,793	140
National Penn Bancshares, Inc.	64,252	728
NBT Bancorp, Inc.	24,024	622
NewBridge Bancorp*	13,511	101
Northrim BanCorp, Inc.	3,533	93
OFG Bancorp	25,013	434
Old National Bancorp	55,648	855
OmniAmerican Bancorp, Inc.*	6,263	134
Pacific Continental Corp.	9,978	159
PacWest Bancorp	20,825	879
Palmetto Bancshares, Inc.*	2,505	32
Park National Corp.	6,346	540
Park Sterling Corp.	24,326	174
Peapack Gladstone Financial Corp.	6,424	123
Penns Woods Bancorp, Inc.	2,645	135
Peoples Bancorp, Inc.	5,862	132
Pinnacle Financial Partners, Inc.	19,255	626
Preferred Bank*	6,298	126
PrivateBancorp, Inc.	35,633	1,031
Prosperity Bancshares, Inc.	33,105	2,099
Renasant Corp.	16,853	530
Republic Bancorp, Inc., Class A	5,428	133
S&T Bancorp, Inc.	16,417	416
S.Y. Bancorp, Inc.	7,675	245
Sandy Spring Bancorp, Inc.	13,699	386
Seacoast Banking Corp. of Florida*	10,021	122
Sierra Bancorp	6,679	107
Simmons First National Corp., Class A	9,064	337
Southside Bancshares, Inc.	9,774	267
Southwest Bancorp, Inc.*	10,933	174
State Bank Financial Corp.	17,529	319
StellarOne Corp.	12,529	302
Sterling Financial Corp.	18,737	639
Suffolk Bancorp*	6,244	130
Sun Bancorp, Inc.*	22,477	79
Susquehanna Bancshares, Inc.	102,231	1,313
Taylor Capital Group, Inc.*	9,485	252
Texas Capital Bancshares, Inc.*	22,375	1,392
Tompkins Financial Corp.	7,902	406
TowneBank	14,437	222
Trico Bancshares	8,753	248
Tristate Capital Holdings, Inc.*	3,682	44
TrustCo Bank Corp. NY	51,352	369
Trustmark Corp.	36,869	990
UMB Financial Corp.	19,575	1,258
Umpqua Holdings Corp.	61,481	1,177
Union First Market Bankshares Corp.	11,067	275
United Bankshares, Inc.	27,715	872
United Community Banks, Inc.*	23,615	419
Univest Corp. of Pennsylvania	9,131	189
VantageSouth Bancshares, Inc.*	6,766	36
ViewPoint Financial Group, Inc.	21,959	603
Virginia Commerce Bancorp, Inc.*	14,817	252
Walker & Dunlop, Inc.*	8,940	145
Washington Banking Co.	8,415	149
Washington Trust Bancorp, Inc.	7,909	294
Webster Financial Corp.	49,552	1,545
WesBanco, Inc.	14,233	455
West Bancorporation, Inc.	7,753	123
Westamerica Bancorporation	14,825	837
Western Alliance Bancorp*	40,749	972
Wilshire Bancorp, Inc.	37,202	407

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7% continued
Banks - 6.9% continued
Wintrust Financial Corp.	20,312	$937
Yadkin Financial Corp.*	7,782	133

		65,748

Beverages-0.2%
Boston Beer (The) Co., Inc., Class A*	4,526	1,094
Coca-Cola Bottling Co. Consolidated	2,560	187
Craft Brew Alliance, Inc.*	5,798	95
Farmer Bros. Co.*	3,249	76
National Beverage Corp.*	6,147	124

		1,576

Biotechnology - 2.6%
Acceleron Pharma, Inc.*	3,521	139
Acorda Therapeutics, Inc.*	22,227	649
Aegerion Pharmaceuticals, Inc.*	15,819	1,123
Alnylam Pharmaceuticals, Inc.*	31,906	2,053
AMAG Pharmaceuticals, Inc.*	11,836	287
Arena Pharmaceuticals, Inc.*	119,542	699
Arqule, Inc.*	32,735	70
BIND Therapeutics, Inc.*	2,895	44
Biotime, Inc.*	20,168	73
Bluebird Bio, Inc.*	3,798	80
Cambrex Corp.*	16,472	294
Cell Therapeutics, Inc.*	71,184	137
Celldex Therapeutics, Inc.*	48,945	1,185
Cellular Dynamics International, Inc.*	2,138	35
Chelsea Therapeutics International Ltd.*	43,024	191
Coronado Biosciences, Inc.*	15,071	40
Curis, Inc.*	47,041	133
Cytokinetics, Inc.*	14,707	96
Dendreon Corp.*	86,049	257
Dynavax Technologies Corp.*	144,119	282
Emergent Biosolutions, Inc.*	15,048	346
Enzon Pharmaceuticals, Inc.	21,906	25
Epizyme, Inc.*	3,321	69
Exact Sciences Corp.*	38,679	452
Exelixis, Inc.*	100,833	618
Fibrocell Science, Inc.*	12,268	50
Five Prime Therapeutics, Inc.*	3,079	52
Foundation Medicine, Inc.*	3,767	90
Galena Biopharma, Inc.*	56,133	278
Geron Corp.*	71,799	340
GTx, Inc.*	14,006	23
Halozyme Therapeutics, Inc.*	48,765	731
Harvard Bioscience, Inc.*	13,784	65
ImmunoGen, Inc.*	46,309	679
Immunomedics, Inc.*	40,062	184
Insmed, Inc.*	18,906	322
Intercept Pharmaceuticals, Inc.*	3,934	269
InterMune, Inc.*	49,097	723
Intrexon Corp.*	6,394	152
Karyopharm Therapeutics, Inc.*	4,287	98
KYTHERA Biopharmaceuticals, Inc.*	6,465	241
Lexicon Pharmaceuticals, Inc.*	124,292	224
Ligand Pharmaceuticals, Inc., Class B*	9,776	514
MacroGenics, Inc.*	3,152	86
Marrone Bio Innovations, Inc.*	3,037	54
Medicines (The) Co.*	34,691	1,340
MEI Pharma, Inc.*	6,607	53
Merrimack Pharmaceuticals, Inc.*	53,033	283
Momenta Pharmaceuticals, Inc.*	25,862	457
Nanosphere, Inc.*	29,903	68
NeoGenomics, Inc.*	18,484	67
NewLink Genetics Corp.*	9,268	204
Novavax, Inc.*	102,366	524
NPS Pharmaceuticals, Inc.*	55,080	1,672
Omeros Corp.*	16,297	184
OncoGenex Pharmaceutical, Inc.*	8,113	68
OncoMed Pharmaceuticals, Inc.*	2,614	77
Onconova Therapeutics, Inc.*	3,303	38
OvaScience, Inc.*	5,038	46
Pacific Biosciences of California, Inc.*	25,820	135
PDL BioPharma, Inc.	76,814	648
Peregrine Pharmaceuticals, Inc.*	87,888	122
Prothena Corp. PLC*	7,807	207
PTC Therapeutics, Inc.*	5,343	91
Puma Biotechnology, Inc.*	12,159	1,259
Repligen Corp.*	17,234	235
Rigel Pharmaceuticals, Inc.*	47,803	136
RTI Surgical, Inc.*	30,454	108
Sangamo Biosciences, Inc.*	33,474	465
Sequenom, Inc.*	64,012	150
Spectrum Pharmaceuticals, Inc.*	34,905	309
Stemline Therapeutics, Inc.*	5,142	101
Sunesis Pharmaceuticals, Inc.*	17,403	82
Veracyte, Inc.*	2,764	40
Verastem, Inc.*	9,495	108
Vical, Inc.*	43,759	52

EQUITY INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7% continued
Biotechnology - 2.6% continued
XOMA Corp.*	42,369	$285
ZIOPHARM Oncology, Inc.*	44,143	192

		24,358

Building Materials - 1.1%
AAON, Inc.	15,455	494
Apogee Enterprises, Inc.	15,825	568
Boise Cascade Co.*	6,825	201
Builders FirstSource, Inc.*	24,223	173
Comfort Systems USA, Inc.	20,362	395
Drew Industries, Inc.	12,538	642
Gibraltar Industries, Inc.*	16,838	313
Griffon Corp.	24,384	322
Headwaters, Inc.*	40,178	393
Louisiana-Pacific Corp.*	76,500	1,416
LSI Industries, Inc.	12,126	105
NCI Building Systems, Inc.*	11,376	200
Nortek, Inc.*	4,921	367
Patrick Industries, Inc.*	3,574	103
PGT, Inc.*	18,138	184
Ply Gem Holdings, Inc.*	8,614	155
Quanex Building Products Corp.	20,359	406
Simpson Manufacturing Co., Inc.	22,323	820
Stock Building Supply Holdings, Inc.*	4,475	82
Texas Industries, Inc.*	11,946	822
Trex Co., Inc.*	9,461	752
Universal Forest Products, Inc.	10,935	570
US Concrete, Inc.*	7,779	176
USG Corp.*	42,075	1,194

		10,853

Chemicals - 2.0%
A. Schulman, Inc.	16,155	570
Aceto Corp.	15,109	378
American Pacific Corp.*	3,190	119
American Vanguard Corp.	15,619	379
Axiall Corp.	38,321	1,818
Balchem Corp.	16,269	955
Chemtura Corp.*	53,975	1,507
Ferro Corp.*	39,775	510
H.B. Fuller Co.	27,600	1,436
Hawkins, Inc.	5,173	192
Innophos Holdings, Inc.	12,105	588
Innospec, Inc.	12,903	596
Intrepid Potash, Inc.*	30,118	477
KMG Chemicals, Inc.	4,433	75
Kraton Performance Polymers, Inc.*	17,944	414
Landec Corp.*	14,093	171
Minerals Technologies, Inc.	19,111	1,148
Oil-Dri Corp. of America	2,634	100
Olin Corp.	44,072	1,271
OM Group, Inc.*	17,629	642
OMNOVA Solutions, Inc.*	26,086	238
Penford Corp.*	5,394	69
PolyOne Corp.	54,563	1,929
Quaker Chemical Corp.	7,209	556
Rentech, Inc.*	124,337	218
Sensient Technologies Corp.	27,484	1,333
Stepan Co.	10,331	678
Taminco Corp.*	8,617	174
Zep, Inc.	12,492	227
Zoltek Cos., Inc.*	15,084	253

		19,021

Coal - 0.4%
Alpha Natural Resources, Inc.*	121,199	865
Arch Coal, Inc.	116,472	518
Cloud Peak Energy, Inc.*	33,394	601
Hallador Energy Co.	4,598	37
L&L Energy, Inc.*	16,921	29
SunCoke Energy, Inc.*	38,429	877
Walter Energy, Inc.	34,455	573
Westmoreland Coal Co.*	6,578	127

		3,627

Commercial Services - 5.9%
ABM Industries, Inc.	29,964	857
Acacia Research Corp.	26,835	390
Accretive Health, Inc.*	32,518	298
Advisory Board (The) Co.*	19,489	1,241
Albany Molecular Research, Inc.*	12,580	127
American Public Education, Inc.*	9,639	419
AMN Healthcare Services, Inc.*	25,138	370
ARC Document Solutions, Inc.*	20,520	169
Ascent Capital Group, Inc., Class A*	7,737	662
AVEO Pharmaceuticals, Inc.*	29,418	54
Barrett Business Services, Inc.	3,891	361
Bridgepoint Education, Inc.*	8,275	147
Bright Horizons Family Solutions, Inc.*	6,505	239
Brink’s (The) Co.	26,394	901

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7% continued
Commercial Services - 5.9% continued
Capella Education Co.	6,044	$402
Cardtronics, Inc.*	24,662	1,072
Career Education Corp.*	30,183	172
Carriage Services, Inc.	8,551	167
CBIZ, Inc.*	19,551	178
CDI Corp.	7,676	142
Cenveo, Inc.*	29,634	102
Chemed Corp.	9,683	742
Consolidated Graphics, Inc.*	3,971	268
Convergys Corp.	57,722	1,215
Corinthian Colleges, Inc.*	44,540	79
Corporate Executive Board (The) Co.	18,454	1,429
Corvel Corp.*	6,270	293
CoStar Group, Inc.*	15,670	2,892
CRA International, Inc.*	5,629	111
Cross Country Healthcare, Inc.*	15,071	150
Deluxe Corp.	27,921	1,457
Education Management Corp.*	13,322	134
Electro Rent Corp.	10,191	189
Ennis, Inc.	14,452	256
Euronet Worldwide, Inc.*	27,370	1,310
EVERTEC, Inc.	16,137	398
ExamWorks Group, Inc.*	16,554	494
ExlService Holdings, Inc.*	17,986	497
Forrester Research, Inc.	6,901	264
Franklin Covey Co.*	5,119	102
FTI Consulting, Inc.*	22,100	909
Global Cash Access Holdings, Inc.*	36,330	363
Grand Canyon Education, Inc.*	24,876	1,085
Great Lakes Dredge & Dock Corp.*	32,407	298
Green Dot Corp., Class A*	14,121	355
H&E Equipment Services, Inc.*	16,299	483
Hackett Group (The), Inc.	14,019	87
Healthcare Services Group, Inc.	37,647	1,068
Heartland Payment Systems, Inc.	19,934	994
Heidrick & Struggles International, Inc.	9,992	201
HMS Holdings Corp.*	48,045	1,092
Huron Consulting Group, Inc.*	12,762	800
ICF International, Inc.*	10,773	374
Insperity, Inc.	12,356	446
Intersections, Inc.	5,090	40
ITT Educational Services, Inc.*	12,816	430
JTH Holding, Inc., Class A*	2,593	63
K12, Inc.*	14,906	324
Kelly Services, Inc., Class A	14,878	371
Kforce, Inc.	14,894	305
Korn/Ferry International*	26,719	698
Landauer, Inc.	5,228	275
LifeLock, Inc.*	33,450	549
Lincoln Educational Services Corp.	12,819	64
Live Nation Entertainment, Inc.*	77,258	1,527
Mac-Gray Corp.	6,589	140
Matthews International Corp., Class A	15,123	644
MAXIMUS, Inc.	37,504	1,650
McGrath RentCorp	13,846	551
Medifast, Inc.*	7,486	196
MoneyGram International, Inc.*	11,752	244
Monro Muffler Brake, Inc.	17,168	968
Monster Worldwide, Inc.*	57,551	410
Multi-Color Corp.	6,722	254
National Research Corp., Class A*	5,519	104
Navigant Consulting, Inc.*	27,721	532
Odyssey Marine Exploration, Inc.*	46,527	94
On Assignment, Inc.*	25,089	876
PAREXEL International Corp.*	31,210	1,410
Pendrell Corp.*	88,886	179
Performant Financial Corp.*	12,073	124
PHH Corp.*	31,339	763
PRGX Global, Inc.*	15,471	104
Providence Service (The) Corp.*	5,774	149
Quad/Graphics, Inc.	13,736	374
Rent-A-Center, Inc.	29,367	979
Resources Connection, Inc.	22,218	318
RPX Corp.*	17,648	298
ServiceSource International, Inc.*	33,532	281
SFX Entertainment, Inc.*	10,972	132
Sotheby’s	37,493	1,995
SP Plus Corp.*	8,418	219
Steiner Leisure Ltd.*	8,079	397
Strayer Education, Inc.*	5,989	206
Swisher Hygiene, Inc.*	62,190	32
Team Health Holdings, Inc.*	37,709	1,718
Team, Inc.*	11,309	479
TeleTech Holdings, Inc.*	10,982	263
Tree.com, Inc.*	3,485	114
TrueBlue, Inc.*	22,400	577
Universal Technical Institute, Inc.	11,576	161
Valassis Communications, Inc.	21,264	728

EQUITY INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7% continued
Commercial Services - 5.9% continued
Viad Corp.	11,210	$311
VistaPrint N.V.*	17,875	1,016
WEX, Inc.*	21,303	2,110
Xoom Corp.*	4,487	123

		56,174

Computers - 1.8%
Acorn Energy, Inc.	12,127	49
Agilysys, Inc.*	7,873	110
CACI International, Inc., Class A*	12,675	928
Carbonite, Inc.*	6,539	77
CIBER, Inc.*	41,455	172
Computer Task Group, Inc.	8,493	161
Cray, Inc.*	21,670	595
Datalink Corp.*	10,501	114
Digimarc Corp.	3,405	66
Electronics For Imaging, Inc.*	25,442	985
FleetMatics Group PLC*	9,548	413
Fusion-io, Inc.*	44,794	399
Hutchinson Technology, Inc.*	13,151	42
iGATE Corp.*	19,077	766
Imation Corp.*	18,598	87
Immersion Corp.*	15,343	159
Insight Enterprises, Inc.*	23,925	543
j2 Global, Inc.	25,211	1,261
KEYW Holding (The) Corp.*	17,503	235
LivePerson, Inc.*	30,094	446
Luxoft Holding, Inc.*	2,615	99
Manhattan Associates, Inc.*	10,673	1,254
Maxwell Technologies, Inc.*	15,990	124
Mentor Graphics Corp.	52,355	1,260
Mercury Systems, Inc.*	17,952	197
Mitek Systems, Inc.*	13,676	81
MTS Systems Corp.	8,714	621
Netscout Systems, Inc.*	19,933	590
Nimble Storage, Inc.*	56	3
Qualys, Inc.*	8,163	189
Quantum Corp.*	115,182	138
Radisys Corp.*	13,423	31
RealD, Inc.*	22,101	189
Silicon Graphics International Corp.*	18,568	249
Silver Spring Networks, Inc.*	3,330	70
Spansion, Inc., Class A*	26,005	361
Super Micro Computer, Inc.*	17,493	300
Sykes Enterprises, Inc.*	21,555	470
Synaptics, Inc.*	17,830	924
Syntel, Inc.	8,458	769
Uni-Pixel, Inc.*	5,681	57
Unisys Corp.*	24,242	814
Violin Memory, Inc.*	10,231	40
Virtusa Corp.*	11,152	425
Vocera Communications, Inc.*	11,530	180

		17,043

Cosmetics/Personal Care - 0.1%
Elizabeth Arden, Inc.*	14,030	497
Inter Parfums, Inc.	8,976	322
Revlon, Inc., Class A*	6,267	156

		975

Distribution/Wholesale - 1.0%
Beacon Roofing Supply, Inc.*	26,772	1,078
BlueLinx Holdings, Inc.*	18,084	35
Core-Mark Holding Co., Inc.	6,295	478
Houston Wire & Cable Co.	9,673	130
MWI Veterinary Supply, Inc.*	7,020	1,198
Owens & Minor, Inc.	34,769	1,271
Pool Corp.	25,589	1,488
Rentrak Corp.*	5,702	216
ScanSource, Inc.*	15,304	649
Speed Commerce, Inc.*	24,714	115
Titan Machinery, Inc.*	9,516	170
United Stationers, Inc.	22,266	1,022
Watsco, Inc.	14,098	1,354

		9,204

Diversified Financial Services - 2.7%
Aircastle Ltd.	37,543	719
Arlington Asset Investment Corp., Class A	8,771	231
BGC Partners, Inc., Class A	69,602	422
Blackhawk Network Holdings, Inc.*	6,256	158
Calamos Asset Management, Inc., Class A	10,734	127
California First National Bancorp	1,114	17
CIFC Corp.	4,482	35
Cohen & Steers, Inc.	10,267	411
Consumer Portfolio Services, Inc.*	10,153	95
Cowen Group, Inc., Class A*	53,597	210
Credit Acceptance Corp.*	3,906	508
DFC Global Corp.*	22,201	254
Diamond Hill Investment Group, Inc.	1,531	181
Doral Financial Corp.*	3,687	58

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7% continued
Diversified Financial Services - 2.7% continued
Ellie Mae, Inc.*	14,479	$389
Encore Capital Group, Inc.*	13,722	690
Evercore Partners, Inc., Class A	17,361	1,038
FBR & Co.*	4,799	127
Federal Agricultural Mortgage Corp., Class C	5,642	193
Financial Engines, Inc.	26,853	1,866
First Marblehead (The) Corp.*	5,137	38
FXCM, Inc., Class A	20,039	357
Gain Capital Holdings, Inc.	6,186	46
GAMCO Investors, Inc., Class A	3,308	288
GFI Group, Inc.	37,987	149
Greenhill & Co., Inc.	15,478	897
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	8,260	115
Higher One Holdings, Inc.*	17,253	168
Home Loan Servicing Solutions Ltd.	38,984	895
Horizon Technology Finance Corp.	4,474	64
Imperial Holdings, Inc.*	9,713	64
INTL. FCStone, Inc.*	7,612	141
Investment Technology Group, Inc.*	20,441	420
Janus Capital Group, Inc.	81,865	1,013
JGWPT Holdings, Inc., Class A*	5,344	93
JMP Group, Inc.	8,609	64
KCG Holdings, Inc., Class A*	39,006	467
Ladenburg Thalmann Financial Services, Inc.*	56,550	177
Manning & Napier, Inc.	7,583	134
MarketAxess Holdings, Inc.	20,596	1,377
Marlin Business Services Corp.	4,575	115
Medley Capital Corp.	21,958	304
Nelnet, Inc., Class A	12,604	531
NewStar Financial, Inc.*	14,389	256
Nicholas Financial, Inc.	5,534	87
Oppenheimer Holdings, Inc., Class A	5,492	136
Outerwall, Inc.*	15,441	1,039
PennyMac Financial Services, Inc., Class A*	6,902	121
Piper Jaffray Cos.*	8,833	349
Portfolio Recovery Associates, Inc.*	27,837	1,471
Pzena Investment Management, Inc., Class A	6,433	76
RCS Capital Corp., Class A	1,092	20
Regional Management Corp.*	2,938	100
Silvercrest Asset Management Group, Inc., Class A	3,063	52
Springleaf Holdings, Inc.*	13,307	336
Stifel Financial Corp.*	34,908	1,673
Stonegate Mortgage Corp.*	4,480	74
SWS Group, Inc.*	15,854	96
Virtus Investment Partners, Inc.*	3,709	742
WageWorks, Inc.*	13,701	814
Walter Investment Management Corp.*	20,243	716
Westwood Holdings Group, Inc.	3,830	237
WhiteHorse Finance, Inc.	3,665	55
WisdomTree Investments, Inc.*	55,150	977
World Acceptance Corp.*	4,748	416
ZAIS Financial Corp.	3,106	50

		25,539

Electric - 1.9%
ALLETE, Inc.	21,881	1,091
Ameresco, Inc., Class A*	10,800	104
Atlantic Power Corp.	65,626	228
Avista Corp.	32,843	926
Black Hills Corp.	24,403	1,281
Cleco Corp.	33,214	1,549
Dynegy, Inc.*	54,859	1,181
El Paso Electric Co.	22,075	775
Empire District Electric Co.	23,500	533
EnerNOC, Inc.*	14,350	247
Genie Energy Ltd., Class B*	7,269	74
IDACORP, Inc.	27,582	1,430
MGE Energy, Inc.	12,725	737
NorthWestern Corp.	20,848	903
NRG Yield, Inc., Class A	12,366	495
Ormat Technologies, Inc.	9,657	263
Otter Tail Corp.	19,865	582
Pike Corp.*	14,113	149
PNM Resources, Inc.	43,673	1,053
PNM Resources, Inc. - (Fractional Shares)	50,000	—
Portland General Electric Co.	41,542	1,255
UIL Holdings Corp.	30,938	1,199
Unitil Corp.	7,586	231
UNS Energy Corp.	22,751	1,362

		17,648

Electrical Components & Equipment - 1.5%
Acuity Brands, Inc.	23,517	2,571
Advanced Energy Industries, Inc.*	21,541	492
American Superconductor Corp.*	26,834	44

EQUITY INDEX FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7% continued
Electrical Components & Equipment - 1.5% continued
Belden, Inc.	24,168	$1,703
Capstone Turbine Corp.*	165,824	214
Coleman Cable, Inc.	4,938	130
Encore Wire Corp.	11,347	615
EnerSys, Inc.	26,417	1,852
Generac Holdings, Inc.	28,300	1,603
General Cable Corp.	27,318	803
GrafTech International Ltd.*	64,041	719
Graham Corp.	5,452	198
Insteel Industries, Inc.	9,904	225
Littelfuse, Inc.	12,161	1,130
Powell Industries, Inc.	5,082	340
PowerSecure International, Inc.*	11,864	204
Revolution Lighting Technologies, Inc.*	16,674	57
SunPower Corp.*	22,564	673
Universal Display Corp.*	22,144	761
Vicor Corp.*	9,704	130

		14,464

Electronics - 2.2%
American Science & Engineering, Inc.	4,478	322
Analogic Corp.	6,721	595
Applied Optoelectronics, Inc.*	2,274	34
Badger Meter, Inc.	7,880	429
Bel Fuse, Inc., Class B	5,437	116
Benchmark Electronics, Inc.*	29,821	688
Brady Corp., Class A	25,363	785
Checkpoint Systems, Inc.*	22,462	354
Coherent, Inc.*	13,337	992
Control4 Corp.*	2,557	45
CTS Corp.	18,502	368
Electro Scientific Industries, Inc.	13,330	139
ESCO Technologies, Inc.	14,517	497
FARO Technologies, Inc.*	9,396	548
FEI Co.	22,920	2,048
Fluidigm Corp.*	13,920	533
GSI Group, Inc.*	16,867	190
II-VI, Inc.*	27,885	491
InvenSense, Inc.*	31,062	646
Itron, Inc.*	21,723	900
Kemet Corp.*	24,635	139
Measurement Specialties, Inc.*	8,450	513
Mesa Laboratories, Inc.	1,427	112
Methode Electronics, Inc.	20,342	696
Multi-Fineline Electronix, Inc.*	4,958	69
Newport Corp.*	21,357	386
NVE Corp.*	2,685	157
OSI Systems, Inc.*	10,944	581
Park Electrochemical Corp.	11,361	326
Plexus Corp.*	18,719	810
Rofin-Sinar Technologies, Inc.*	15,470	418
Rogers Corp.*	9,336	574
Sanmina Corp.*	45,525	760
Sparton Corp.*	5,542	155
Stoneridge, Inc.*	15,641	199
Taser International, Inc.*	28,180	448
TTM Technologies, Inc.*	28,999	249
Viasystems Group, Inc.*	2,155	30
Vishay Precision Group, Inc.*	6,681	100
Watts Water Technologies, Inc., Class A	15,692	971
Woodward, Inc.	37,749	1,722
Zagg, Inc.*	17,321	75
Zygo Corp.*	9,019	133

		20,343

Energy - Alternate Sources - 0.2%
Amyris, Inc.*	14,467	77
Clean Energy Fuels Corp.*	37,202	479
Enphase Energy, Inc.*	8,972	57
FuelCell Energy, Inc.*	87,225	123
FutureFuel Corp.	11,873	188
Green Plains Renewable Energy, Inc.	13,797	268
KiOR, Inc., Class A*	24,707	41
Pattern Energy Group, Inc.	10,107	306
Renewable Energy Group, Inc.*	11,449	131
REX American Resources Corp.*	2,960	132
Solazyme, Inc.*	26,514	289

		2,091

Engineering & Construction - 0.7%
Aegion Corp.*	21,410	469
Argan, Inc.	7,668	211
Dycom Industries, Inc.*	18,231	507
EMCOR Group, Inc.	36,836	1,563
Engility Holdings, Inc.*	9,414	314
Exponent, Inc.	7,260	562
Granite Construction, Inc.	21,342	747
Layne Christensen Co.*	11,024	188
MasTec, Inc.*	32,601	1,067
Mistras Group, Inc.*	8,666	181

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7% continued
Engineering & Construction - 0.7% continued
MYR Group, Inc.*	11,573	$290
Orion Marine Group, Inc.*	15,120	182
Sterling Construction Co., Inc.*	9,122	107
Tutor Perini Corp.*	20,402	537
VSE Corp.	2,233	107

		7,032

Entertainment - 0.7%
AMC Entertainment Holdings, Inc., Class A*	1,137	23
Carmike Cinemas, Inc.*	12,613	351
Churchill Downs, Inc.	7,546	677
International Speedway Corp., Class A	15,241	541
Isle of Capri Casinos, Inc.*	11,354	102
Marriott Vacations Worldwide Corp.*	16,009	845
Multimedia Games Holding Co., Inc.*	15,791	495
National CineMedia, Inc.	33,085	660
Pinnacle Entertainment, Inc.*	32,061	833
Reading International, Inc., Class A*	9,820	74
Scientific Games Corp., Class A*	26,247	444
Speedway Motorsports, Inc.	6,320	126
Vail Resorts, Inc.	19,711	1,483

		6,654

Environmental Control - 0.6%
Advanced Emissions Solutions, Inc.*	5,904	320
Calgon Carbon Corp.*	29,666	610
Casella Waste Systems, Inc., Class A*	20,835	121
Ceco Environmental Corp.	9,577	155
Darling International, Inc.*	86,844	1,813
Energy Recovery, Inc.*	23,790	132
GSE Holding, Inc.*	4,952	10
Heritage-Crystal Clean, Inc.*	4,775	98
Mine Safety Appliances Co.	15,512	795
Nuverra Environmental Solutions, Inc.*	7,961	134
Pure Cycle Corp.*	9,665	61
Tetra Tech, Inc.*	35,671	998
TRC Cos., Inc.*	9,108	65
US Ecology, Inc.	11,813	439

		5,751

Food - 2.0%
Annie’s, Inc.*	7,508	323
Arden Group, Inc., Class A	664	84
B&G Foods, Inc.	29,093	986
Boulder Brands, Inc.*	32,668	518
Calavo Growers, Inc.	6,710	203
Cal-Maine Foods, Inc.	8,145	491
Chefs’ Warehouse (The), Inc.*	9,074	265
Chiquita Brands International, Inc.*	25,500	298
Diamond Foods, Inc.*	12,139	314
Fairway Group Holdings Corp.*	8,526	154
Fresh Del Monte Produce, Inc.	20,807	589
Hain Celestial Group (The), Inc.*	21,082	1,914
Harris Teeter Supermarkets, Inc.	27,185	1,342
Ingles Markets, Inc., Class A	6,563	178
Inventure Foods, Inc.*	7,624	101
J&J Snack Foods Corp.	8,219	728
John B. Sanfilippo & Son, Inc.	4,402	109
Lancaster Colony Corp.	10,166	896
Lifeway Foods, Inc.	2,538	40
Nutrisystem, Inc.	15,656	257
Pilgrim’s Pride Corp.*	33,407	543
Post Holdings, Inc.*	17,926	883
Sanderson Farms, Inc.	12,634	914
Seaboard Corp.	162	453
Seneca Foods Corp., Class A*	4,535	145
Snyders-Lance, Inc.	26,059	748
Spartan Stores, Inc.	20,088	488
SUPERVALU, Inc.*	111,524	813
Tootsie Roll Industries, Inc.	10,716	349
TreeHouse Foods, Inc.*	19,894	1,371
United Natural Foods, Inc.*	27,074	2,041
Village Super Market, Inc., Class A	3,415	106
Weis Markets, Inc.	6,027	317

		18,961

Forest Products & Paper - 0.6%
Clearwater Paper Corp.*	11,565	607
Deltic Timber Corp.	6,111	415
KapStone Paper and Packaging Corp.*	22,419	1,252
Neenah Paper, Inc.	8,765	375
Orchids Paper Products Co.	3,204	105
PH Glatfelter Co.	23,565	651
Resolute Forest Products, Inc.*	38,450	616
Schweitzer-Mauduit International, Inc.	17,185	885
Wausau Paper Corp.	26,939	342
Xerium Technologies, Inc.*	6,130	101

		5,349

EQUITY INDEX FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7% continued
Gas - 0.8%
Chesapeake Utilities Corp.	5,292	$318
Delta Natural Gas Co., Inc.	3,862	86
Laclede Group (The), Inc.	17,909	815
New Jersey Resources Corp.	22,958	1,062
Northwest Natural Gas Co.	14,785	633
Piedmont Natural Gas Co., Inc.	41,496	1,376
South Jersey Industries, Inc.	17,515	980
Southwest Gas Corp.	25,433	1,422
WGL Holdings, Inc.	28,324	1,135

		7,827

Hand/Machine Tools - 0.1%
Franklin Electric Co., Inc.	26,000	1,161
Hardinge, Inc.	6,528	94

		1,255

Healthcare - Products - 3.6%
Abaxis, Inc.*	12,107	484
ABIOMED, Inc.*	21,245	568
Accelerate Diagnostics, Inc.*	6,209	76
Accuray, Inc.*	40,842	356
Affymetrix, Inc.*	38,889	333
Align Technology, Inc.*	40,154	2,295
Alphatec Holdings, Inc.*	34,842	70
AngioDynamics, Inc.*	13,430	231
ArthroCare Corp.*	15,471	623
AtriCure, Inc.*	11,460	214
Atrion Corp.	861	255
Biolase, Inc.*	18,016	51
Cantel Medical Corp.	17,997	610
Cardiovascular Systems, Inc.*	13,483	462
Cepheid, Inc.*	36,836	1,721
Cerus Corp.*	38,268	247
Chindex International, Inc.*	6,985	122
CONMED Corp.	15,265	649
CryoLife, Inc.	14,919	165
Cutera, Inc.*	8,245	84
Cyberonics, Inc.*	15,163	993
Cynosure, Inc., Class A*	10,510	280
DexCom, Inc.*	38,817	1,374
Endologix, Inc.*	34,629	604
Exactech, Inc.*	5,095	121
Female Health (The) Co.	12,196	104
GenMark Diagnostics, Inc.*	19,659	262
Genomic Health, Inc.*	9,176	269
Globus Medical, Inc., Class A*	30,102	607
Greatbatch, Inc.*	13,092	579
Haemonetics Corp.*	28,078	1,183
Hanger, Inc.*	19,037	749
Harvard Apparatus Regenerative Technology, Inc.*	3,704	18
HeartWare International, Inc.*	8,975	843
ICU Medical, Inc.*	7,130	454
Insulet Corp.*	29,332	1,088
Integra LifeSciences Holdings Corp.*	12,572	600
Invacare Corp.	17,476	406
LDR Holding Corp.*	3,157	74
Luminex Corp.*	20,506	398
Masimo Corp.*	26,742	782
Medical Action Industries, Inc.*	8,177	70
Merge Healthcare, Inc.*	36,698	85
Meridian Bioscience, Inc.	22,754	604
Merit Medical Systems, Inc.*	23,357	368
MiMedx Group, Inc.*	49,855	436
Natus Medical, Inc.*	16,705	376
Navidea Biopharmaceuticals, Inc.*	64,946	134
NuVasive, Inc.*	24,267	785
NxStage Medical, Inc.*	32,824	328
OraSure Technologies, Inc.*	30,381	191
Orthofix International N.V.*	10,758	245
Oxford Immunotec Global PLC*	3,384	66
PhotoMedex, Inc.*	7,263	94
Quidel Corp.*	15,364	475
Rockwell Medical, Inc.*	21,548	225
Solta Medical, Inc.*	38,808	114
Spectranetics Corp.*	22,158	554
Staar Surgical Co.*	20,179	327
STERIS Corp.	32,361	1,555
SurModics, Inc.*	7,535	184
Symmetry Medical, Inc.*	20,450	206
Tandem Diabetes Care, Inc.*	5,049	130
TearLab Corp.*	15,934	149
Thoratec Corp.*	31,471	1,152
Tornier N.V.*	14,377	270
Unilife Corp.*	53,343	235
Utah Medical Products, Inc.	1,848	106
Vascular Solutions, Inc.*	9,175	212
Volcano Corp.*	29,936	654
West Pharmaceutical Services, Inc.	37,981	1,863
Wright Medical Group, Inc.*	22,265	684

NORTHERN FUNDS QUARTERLY REPORT    11    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7% continued
Healthcare - Products - 3.6% continued
Zeltiq Aesthetics, Inc.*	9,706	$183

		34,464

Healthcare - Services - 1.6%
Acadia Healthcare Co., Inc.*	19,449	921
Addus HomeCare Corp.*	3,073	69
Air Methods Corp.*	21,346	1,245
Alliance HealthCare Services, Inc.*	2,803	69
Almost Family, Inc.*	4,570	148
Amedisys, Inc.*	17,100	250
Amsurg Corp.*	17,536	805
Bio-Reference Labs, Inc.*	13,425	343
Capital Senior Living Corp.*	15,725	377
Centene Corp.*	29,880	1,761
Emeritus Corp.*	22,124	479
Ensign Group (The), Inc.	10,676	473
Five Star Quality Care, Inc.*	23,112	127
Gentiva Health Services, Inc.*	16,993	211
HealthSouth Corp.	47,828	1,594
Healthways, Inc.*	18,621	286
IPC The Hospitalist Co., Inc.*	9,226	548
Kindred Healthcare, Inc.	29,683	586
LHC Group, Inc.*	6,572	158
Magellan Health Services, Inc.*	14,842	889
Molina Healthcare, Inc.*	15,493	538
National Healthcare Corp.	5,917	319
Select Medical Holdings Corp.	26,704	310
Skilled Healthcare Group, Inc., Class A*	11,199	54
Surgical Care Affiliates, Inc.*	6,177	215
Triple-S Management Corp., Class B*	13,038	253
U.S. Physical Therapy, Inc.	6,621	233
Universal American Corp.	21,386	156
USMD Holdings, Inc.*	609	12
WellCare Health Plans, Inc.*	23,864	1,681

		15,110

Holding Companies - Diversified - 0.1%
Harbinger Group, Inc.*	18,134	215
Horizon Pharma, Inc.*	28,259	215
National Bank Holdings Corp., Class A	24,951	534
Resource America, Inc., Class A	6,562	62

		1,026

Home Builders - 0.7%
Beazer Homes USA, Inc.*	13,847	338
Cavco Industries, Inc.*	3,827	263
Hovnanian Enterprises, Inc., Class A*	61,735	409
KB Home	45,925	840
LGI Homes, Inc.*	4,946	88
M/I Homes, Inc.*	13,168	335
MDC Holdings, Inc.	21,434	691
Meritage Homes Corp.*	19,838	952
Ryland Group (The), Inc.	25,273	1,097
Standard Pacific Corp.*	81,332	736
TRI Pointe Homes, Inc.*	8,249	164
UCP, Inc., Class A*	4,309	63
WCI Communities, Inc.*	3,791	72
William Lyon Homes, Class A*	7,495	166
Winnebago Industries, Inc.*	15,371	422

		6,636

Home Furnishings - 0.6%
American Woodmark Corp.*	5,518	218
Bassett Furniture Industries, Inc.	5,809	89
Daktronics, Inc.	20,052	314
DTS, Inc.*	10,084	242
Ethan Allen Interiors, Inc.	13,557	412
Flexsteel Industries, Inc.	2,601	80
Hooker Furniture Corp.	5,808	97
iRobot Corp.*	15,478	538
Kimball International, Inc., Class B	17,852	268
La-Z-Boy, Inc.	28,730	891
Norcraft Cos., Inc.*	4,039	79
Select Comfort Corp.*	30,553	644
Skullcandy, Inc.*	10,069	73
TiVo, Inc.*	69,643	914
Universal Electronics, Inc.*	8,290	316
VOXX International Corp.*	10,355	173

		5,348

Household Products/Wares - 0.4%
ACCO Brands Corp.*	62,586	420
Blyth, Inc.	5,151	56
Central Garden and Pet Co., Class A*	22,770	154
Costa, Inc.*	5,139	112
CSS Industries, Inc.	4,603	132
Helen of Troy Ltd.*	17,567	870
Spectrum Brands Holdings, Inc.	11,810	833
Tumi Holdings, Inc.*	26,201	591
WD-40 Co.	8,535	637

		3,805

EQUITY INDEX FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7% continued
Housewares - 0.0%
EveryWare Global, Inc.*	5,534	$46
Libbey, Inc.*	11,594	243
Lifetime Brands, Inc.	5,540	87

		376

Insurance - 2.7%
Ambac Financial Group, Inc.*	24,585	604
American Equity Investment Life Holding Co.	35,109	926
AMERISAFE, Inc.	10,056	425
Amtrust Financial Services, Inc.	16,971	555
Argo Group International Holdings Ltd.	14,892	692
Baldwin & Lyons, Inc., Class B	5,045	138
Blue Capital Reinsurance Holdings Ltd.*	3,412	63
Citizens, Inc.*	23,826	208
CNO Financial Group, Inc.	121,894	2,156
Crawford & Co., Class B	14,172	131
Donegal Group, Inc., Class A	4,173	66
Eastern Insurance Holdings, Inc.	3,520	86
eHealth, Inc.*	10,108	470
EMC Insurance Group, Inc.	2,390	73
Employers Holdings, Inc.	16,894	535
Enstar Group Ltd.*	5,225	726
Essent Group Ltd.*	12,454	300
FBL Financial Group, Inc., Class A	4,855	217
Fidelity & Guaranty Life*	4,041	77
First American Financial Corp.	59,367	1,674
Fortegra Financial Corp.*	3,245	27
Global Indemnity PLC*	4,543	115
Greenlight Capital Re Ltd., Class A*	15,452	521
Hallmark Financial Services, Inc.*	7,982	71
HCI Group, Inc.	5,367	287
Health Insurance Innovations, Inc., Class A*	2,437	25
Hilltop Holdings, Inc.*	34,036	787
Horace Mann Educators Corp.	21,834	689
Independence Holding Co.	4,430	60
Infinity Property & Casualty Corp.	6,306	452
Investors Title Co.	682	55
Kansas City Life Insurance Co.	2,113	101
Maiden Holdings Ltd.	27,140	297
Meadowbrook Insurance Group, Inc.	27,658	193
MGIC Investment Corp.*	178,017	1,502
Montpelier Re Holdings Ltd.	24,066	700
National Interstate Corp.	3,719	86
National Western Life Insurance Co., Class A	1,196	267
Navigators Group (The), Inc.*	5,698	360
OneBeacon Insurance Group Ltd., Class A	12,168	192
Phoenix (The) Cos., Inc.*	3,176	195
Platinum Underwriters Holdings Ltd.	15,997	980
Primerica, Inc.	31,235	1,340
Radian Group, Inc.	94,920	1,340
RLI Corp.	11,665	1,136
Safety Insurance Group, Inc.	7,008	395
Selective Insurance Group, Inc.	30,390	822
State Auto Financial Corp.	8,230	175
Stewart Information Services Corp.	11,660	376
Symetra Financial Corp.	44,678	847
Third Point Reinsurance Ltd.*	13,799	256
Tower Group International Ltd.	32,277	109
United Fire Group, Inc.	11,234	322
Universal Insurance Holdings, Inc.	14,124	205

		25,407

Internet - 2.6%
1-800-Flowers.com, Inc., Class A*	14,563	79
Angie’s List, Inc.*	23,252	352
Bankrate, Inc.*	25,420	456
Barracuda Networks, Inc.*	2,284	91
Bazaarvoice, Inc.*	26,344	209
Blucora, Inc.*	22,478	655
Blue Nile, Inc.*	6,793	320
Boingo Wireless, Inc.*	10,472	67
Brightcove, Inc.*	15,429	218
BroadSoft, Inc.*	15,422	422
ChannelAdvisor Corp.*	3,501	146
Chegg, Inc.*	8,223	70
Cogent Communications Group, Inc.	25,922	1,047
comScore, Inc.*	19,604	561
Constant Contact, Inc.*	16,866	524
Covisint Corp.*	4,039	51
CyrusOne, Inc.	10,517	235
Dealertrack Technologies, Inc.*	23,899	1,149
Dice Holdings, Inc.*	20,922	152
eGain Corp.*	7,352	75
Endurance International Group Holdings, Inc.*	11,958	170
ePlus, Inc.*	2,098	119
FTD Cos., Inc.*	10,164	331

NORTHERN FUNDS QUARTERLY REPORT    13    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7% continued
Internet - 2.6% continued
Global Eagle Entertainment, Inc.*	12,427	$185
Global Sources Ltd.*	10,647	87
HealthStream, Inc.*	11,022	361
ICG Group, Inc.*	20,870	389
Internap Network Services Corp.*	29,401	221
IntraLinks Holdings, Inc.*	21,069	255
Limelight Networks, Inc.*	28,311	56
Lionbridge Technologies, Inc.*	31,954	190
Liquidity Services, Inc.*	13,660	310
magicJack VocalTec Ltd.*	10,029	120
Marketo, Inc.*	3,767	140
Mavenir Systems, Inc.*	3,079	34
ModusLink Global Solutions, Inc.*	20,238	116
Move, Inc.*	21,889	350
Net Element, Inc.*	1,754	8
NIC, Inc.	35,561	884
OpenTable, Inc.*	12,507	993
Orbitz Worldwide, Inc.*	12,956	93
Overstock.com, Inc.*	6,222	192
PC-Tel, Inc.	9,881	95
Perficient, Inc.*	18,337	429
QuinStreet, Inc.*	17,012	148
ReachLocal, Inc.*	5,757	73
RealNetworks, Inc.*	12,094	91
Reis, Inc.*	4,681	90
Responsys, Inc.*	20,152	552
RetailMeNot, Inc.*	5,221	150
RingCentral, Inc., Class A*	4,725	87
Safeguard Scientifics, Inc.*	11,530	232
Sapient Corp.*	60,438	1,049
Shutterfly, Inc.*	20,840	1,061
Shutterstock, Inc.*	4,094	342
Spark Networks, Inc.*	9,889	61
SPS Commerce, Inc.*	8,794	574
Stamps.com, Inc.*	7,210	304
support.com, Inc.*	28,922	110
TechTarget, Inc.*	6,409	44
TeleCommunication Systems, Inc., Class A*	26,734	62
Textura Corp.*	3,041	91
Towerstream Corp.*	37,374	111
Travelzoo, Inc.*	4,460	95
Tremor Video, Inc.*	4,170	24
Trulia, Inc.*	15,115	533
United Online, Inc.	7,260	100
Unwired Planet, Inc.*	52,717	73
ValueClick, Inc.*	36,646	856
VASCO Data Security International, Inc.*	16,223	125
VirnetX Holding Corp.*	23,251	451
Vitacost.com, Inc.*	12,071	70
Vocus, Inc.*	10,174	116
Web.com Group, Inc.*	23,015	732
WebMD Health Corp.*	15,605	616
Wix.com Ltd.*	4,565	123
XO Group, Inc.*	14,750	219
Yelp, Inc.*	17,822	1,229
YuMe, Inc.*	2,889	21
Zillow, Inc., Class A*	12,769	1,044
Zix Corp.*	34,300	156

		24,822

Investment Companies - 1.1%
Apollo Investment Corp.	123,340	1,046
BlackRock Kelso Capital Corp.	40,677	379
Capital Southwest Corp.	7,389	258
Capitala Finance Corp.	2,200	44
Fidus Investment Corp.	7,558	164
Fifth Street Finance Corp.	75,064	694
Firsthand Technology Value Fund, Inc.	4,978	115
Garrison Capital, Inc.	3,339	46
Gladstone Capital Corp.	11,254	108
Gladstone Investment Corp.	14,584	118
Golub Capital BDC, Inc.	20,489	392
GSV Capital Corp.*	10,521	127
Hercules Technology Growth Capital, Inc.	33,805	554
KCAP Financial, Inc.	15,214	123
Main Street Capital Corp.	21,504	703
MCG Capital Corp.	39,326	173
Medallion Financial Corp.	11,668	167
MVC Capital, Inc.	12,375	167
New Mountain Finance Corp.	24,803	373
NGP Capital Resources Co.	11,777	88
PennantPark Floating Rate Capital Ltd.	8,054	111
PennantPark Investment Corp.	36,454	423
Prospect Capital Corp.	152,738	1,714
Solar Capital Ltd.	24,724	557
Solar Senior Capital Ltd.	6,464	118
Stellus Capital Investment Corp.	6,730	101
TCP Capital Corp.	19,491	327
THL Credit, Inc.	18,621	307

EQUITY INDEX FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7% continued
Investment Companies - 1.1% continued
TICC Capital Corp.	28,792	$298
Triangle Capital Corp.	15,052	416

		10,211

Iron/Steel - 0.3%
AK Steel Holding Corp.*	74,825	613
Commercial Metals Co.	64,198	1,305
Schnitzer Steel Industries, Inc., Class A	14,099	461
Shiloh Industries, Inc.*	3,350	65
Universal Stainless & Alloy Products, Inc.*	3,822	138

		2,582

Leisure Time - 0.6%
Arctic Cat, Inc.	7,237	412
Black Diamond, Inc.*	12,279	164
Brunswick Corp.	49,656	2,287
Callaway Golf Co.	39,221	331
ClubCorp Holdings, Inc.	11,378	202
Diamond Resorts International, Inc.*	9,910	183
Fox Factory Holding Corp.*	5,480	96
Interval Leisure Group, Inc.	21,714	671
Johnson Outdoors, Inc., Class A	2,715	73
Life Time Fitness, Inc.*	23,630	1,111
Marine Products Corp.	5,784	58
Nautilus, Inc.*	16,814	142
Town Sports International Holdings, Inc.	13,338	197

		5,927

Lodging - 0.2%
Boyd Gaming Corp.*	38,220	430
Caesars Entertainment Corp.*	22,150	477
Marcus (The) Corp.	10,037	135
Monarch Casino & Resort, Inc.*	4,796	96
Morgans Hotel Group Co.*	14,361	117
Orient-Express Hotels Ltd., Class A*	52,602	795

		2,050

Machinery - Construction & Mining - 0.1%
Astec Industries, Inc.	11,182	432
Hyster-Yale Materials Handling, Inc.	5,754	536

		968

Machinery - Diversified - 1.4%
Alamo Group, Inc.	3,914	237
Albany International Corp., Class A	15,326	551
Altra Industrial Motion Corp.	14,820	507
Applied Industrial Technologies, Inc.	23,127	1,135
Briggs & Stratton Corp.	26,459	576
Chart Industries, Inc.*	16,644	1,592
Cognex Corp.	47,712	1,822
Columbus McKinnon Corp.*	10,655	289
DXP Enterprises, Inc.*	5,200	599
ExOne (The) Co.*	3,624	219
Flow International Corp.*	26,870	108
Global Power Equipment Group, Inc.	9,449	185
Gorman-Rupp (The) Co.	10,293	344
Hurco Cos., Inc.	3,566	89
Kadant, Inc.	6,145	249
Lindsay Corp.	7,055	584
Manitex International, Inc.*	7,543	120
Middleby (The) Corp.*	10,318	2,476
NACCO Industries, Inc., Class A	2,582	161
Power Solutions International, Inc.*	1,187	89
Tecumseh Products Co., Class A*	10,385	94
Tennant Co.	10,100	685
Twin Disc, Inc.	4,581	119

		12,830

Media - 0.9%
AH Belo Corp., Class A	10,621	79
Beasley Broadcasting Group, Inc., Class A	2,154	19
Central European Media Enterprises Ltd., Class A*	41,371	159
Courier Corp.	6,278	114
Crown Media Holdings, Inc., Class A*	19,200	68
Cumulus Media, Inc., Class A*	47,491	367
Daily Journal Corp.*	509	94
Demand Media, Inc.*	19,421	112
Dex Media, Inc.*	9,630	65
Digital Generation, Inc.*	13,183	168
Entercom Communications Corp., Class A*	13,259	139
Entravision Communications Corp., Class A	29,940	182
EW Scripps (The) Co., Class A*	17,193	373
Gray Television, Inc.*	27,602	411
Hemisphere Media Group, Inc.*	4,839	57
Houghton Mifflin Harcourt Co.*	11,529	196
Journal Communications, Inc., Class A*	24,170	225
Martha Stewart Living Omnimedia, Inc., Class A*	13,359	56
McClatchy (The) Co., Class A*	34,040	116
Media General, Inc.*	10,760	243
Meredith Corp.	19,540	1,012

NORTHERN FUNDS QUARTERLY REPORT    15    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7% continued
Media - 0.9% continued
New York Times (The) Co., Class A	70,801	$1,124
Nexstar Broadcasting Group, Inc., Class A	16,117	898
Saga Communications, Inc., Class A	2,650	133
Salem Communications Corp., Class A	5,512	48
Scholastic Corp.	14,513	494
Sinclair Broadcast Group, Inc., Class A	37,555	1,342
World Wrestling Entertainment, Inc., Class A	15,774	262

		8,556

Metal Fabricate/Hardware - 0.9%
A.M. Castle & Co.*	9,427	139
Ampco-Pittsburgh Corp.	4,723	92
CIRCOR International, Inc.	9,637	779
Dynamic Materials Corp.	7,472	162
Furmanite Corp.*	20,473	217
Global Brass & Copper Holdings, Inc.	4,520	75
Haynes International, Inc.	6,755	373
LB Foster Co., Class A	5,599	265
Mueller Industries, Inc.	15,429	972
Mueller Water Products, Inc., Class A	86,645	812
NN, Inc.	9,429	190
Northwest Pipe Co.*	5,201	196
Olympic Steel, Inc.	4,923	143
Omega Flex, Inc.	1,590	33
RBC Bearings, Inc.*	12,623	893
Rexnord Corp.*	16,716	452
RTI International Metals, Inc.*	17,133	586
Sun Hydraulics Corp.	11,841	484
Worthington Industries, Inc.	29,044	1,222

		8,085

Mining - 0.7%
Allied Nevada Gold Corp.*	56,854	202
AMCOL International Corp.	15,301	520
Century Aluminum Co.*	28,164	295
Coeur Mining, Inc.*	55,769	605
General Moly, Inc.*	30,685	41
Globe Specialty Metals, Inc.	35,452	639
Gold Resource Corp.	18,647	85
Hecla Mining Co.	182,232	561
Horsehead Holding Corp.*	27,696	449
Kaiser Aluminum Corp.	10,382	729
Materion Corp.	11,380	351
Midway Gold Corp.*	61,480	50
Molycorp, Inc.*	81,882	460
Noranda Aluminum Holding Corp.	18,055	59
Paramount Gold and Silver Corp.*	74,319	69
Stillwater Mining Co.*	64,844	800
United States Lime & Minerals, Inc.*	1,033	63
Uranium Energy Corp.*	46,570	93
Ur-Energy, Inc.*	68,353	94
US Silica Holdings, Inc.	11,775	402

		6,567

Miscellaneous Manufacturing - 1.8%
Actuant Corp., Class A	40,162	1,472
American Railcar Industries, Inc.	5,229	239
AZZ, Inc.	14,031	686
Barnes Group, Inc.	29,472	1,129
Blount International, Inc.*	26,958	390
Chase Corp.	3,539	125
CLARCOR, Inc.	27,282	1,756
EnPro Industries, Inc.*	11,454	660
Fabrinet*	15,594	321
Federal Signal Corp.*	34,386	504
FreightCar America, Inc.	6,664	177
GP Strategies Corp.*	7,985	238
Handy & Harman Ltd.*	2,911	70
Hillenbrand, Inc.	30,179	888
John Bean Technologies Corp.	15,870	465
Koppers Holdings, Inc.	11,334	519
LSB Industries, Inc.*	10,494	430
Lydall, Inc.*	9,266	163
Movado Group, Inc.	9,686	426
Myers Industries, Inc.	15,594	329
NL Industries, Inc.	3,800	42
Park-Ohio Holdings Corp.*	4,786	251
PMFG, Inc.*	11,555	105
Polypore International, Inc.*	25,576	995
Proto Labs, Inc.*	9,366	667
Raven Industries, Inc.	19,984	822
Smith & Wesson Holding Corp.*	30,700	414
Standex International Corp.	6,951	437
Sturm Ruger & Co., Inc.	10,590	774
Tredegar Corp.	13,485	389
Trimas Corp.*	24,714	986

		16,869

EQUITY INDEX FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7% continued
Office Furnishings - 0.4%
Compx International, Inc.	1,003	$14
Herman Miller, Inc.	32,236	951
HNI Corp.	24,923	968
Interface, Inc.	32,682	718
Knoll, Inc.	26,552	486
Steelcase, Inc., Class A	46,268	734

		3,871

Oil&Gas - 2.6%
Abraxas Petroleum Corp.*	45,237	148
Adams Resources & Energy, Inc.	1,148	79
Alon USA Energy, Inc.	12,772	211
Apco Oil and Gas International, Inc.*	5,082	79
Approach Resources, Inc.*	19,219	371
Arabian American Development Co.*	10,861	136
Athlon Energy, Inc.*	9,931	300
Bill Barrett Corp.*	26,820	718
Bonanza Creek Energy, Inc.*	16,158	702
BPZ Resources, Inc.*	63,405	115
Callon Petroleum Co.*	21,947	143
Carrizo Oil & Gas, Inc.*	24,939	1,117
Clayton Williams Energy, Inc.*	3,251	266
Comstock Resources, Inc.	26,589	486
Contango Oil & Gas Co.*	8,128	384
Delek US Holdings, Inc.	20,311	699
Diamondback Energy, Inc.*	10,721	567
Emerald Oil, Inc.*	31,167	239
Endeavour International Corp.*	25,655	135
Energy XXI Bermuda Ltd.	43,573	1,179
EPL Oil & Gas, Inc.*	16,334	466
Equal Energy Ltd.	19,191	102
Evolution Petroleum Corp.	9,192	113
EXCO Resources, Inc.	74,971	398
Forest Oil Corp.*	65,994	238
FX Energy, Inc.*	29,340	107
Gastar Exploration, Inc.*	30,534	211
Goodrich Petroleum Corp.*	17,243	293
Halcon Resources Corp.*	127,587	493
Hercules Offshore, Inc.*	87,386	571
Isramco, Inc.*	504	64
Jones Energy, Inc., Class A*	6,113	89
Kodiak Oil & Gas Corp.*	145,725	1,634
Magnum Hunter Resources Corp.*	94,117	688
Matador Resources Co.*	31,943	595
Midstates Petroleum Co., Inc.*	17,851	118
Miller Energy Resources, Inc.*	16,955	119
Northern Oil and Gas, Inc.*	35,169	530
Panhandle Oil and Gas, Inc., Class A	3,798	127
Parker Drilling Co.*	65,394	532
PDC Energy, Inc.*	19,514	1,039
Penn Virginia Corp.*	30,183	285
PetroQuest Energy, Inc.*	31,244	135
Quicksilver Resources, Inc.*	68,563	211
Resolute Energy Corp.*	36,931	334
Rex Energy Corp.*	24,740	488
Rosetta Resources, Inc.*	33,536	1,611
Sanchez Energy Corp.*	20,902	512
Stone Energy Corp.*	27,433	949
Swift Energy Co.*	23,632	319
Synergy Resources Corp.*	27,868	258
Triangle Petroleum Corp.*	37,222	310
Vaalco Energy, Inc.*	31,793	219
Vantage Drilling Co.*	109,840	202
W&T Offshore, Inc.	18,950	303
Warren Resources, Inc.*	39,975	126
Western Refining, Inc.	29,763	1,262
ZaZa Energy Corp.*	20,982	20

		24,145

Oil & Gas Services - 1.5%
Basic Energy Services, Inc.*	16,272	257
Bolt Technology Corp.	4,736	104
C&J Energy Services, Inc.*	24,703	571
Cal Dive International, Inc.*	53,588	108
CARBO Ceramics, Inc.	10,863	1,266
Dawson Geophysical Co.*	4,455	151
Exterran Holdings, Inc.*	31,654	1,083
Flotek Industries, Inc.*	26,119	524
Forum Energy Technologies, Inc.*	21,561	609
Geospace Technologies Corp.*	7,089	672
Global Geophysical Services, Inc.*	13,453	22
Gulf Island Fabrication, Inc.	7,910	184
Helix Energy Solutions Group, Inc.*	58,153	1,348
Hornbeck Offshore Services, Inc.*	19,630	966
ION Geophysical Corp.*	72,937	241
Key Energy Services, Inc.*	83,472	659
Matrix Service Co.*	14,412	353
Mitcham Industries, Inc.*	7,115	126
Natural Gas Services Group, Inc.*	6,788	187
Newpark Resources, Inc.*	47,156	580

NORTHERN FUNDS QUARTERLY REPORT    17    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7% continued
Oil & Gas Services - 1.5% continued
Pioneer Energy Services Corp.*	34,384	$275
SEACOR Holdings, Inc.*	11,068	1,009
T.G.C. Industries, Inc.	8,488	62
Targa Resources Corp.	18,076	1,594
Tesco Corp.*	16,468	326
TETRA Technologies, Inc.*	42,963	531
Thermon Group Holdings, Inc.*	14,800	404
Willbros Group, Inc.*	22,011	207

		14,419

Packaging & Containers - 0.2%
AEP Industries, Inc.*	2,413	127
Berry Plastics Group, Inc.*	30,398	723
Graphic Packaging Holding Co.*	107,688	1,034
UFP Technologies, Inc.*	3,117	79

		1,963

Pharmaceuticals - 3.2%
ACADIA Pharmaceuticals, Inc.*	38,560	964
AcelRx Pharmaceuticals, Inc.*	12,803	145
Achillion Pharmaceuticals, Inc.*	52,677	175
Aerie Pharmaceuticals, Inc.*	4,241	76
Agios Pharmaceuticals, Inc.*	3,800	91
Akorn, Inc.*	31,959	787
Alimera Sciences, Inc.*	9,536	45
Amicus Therapeutics, Inc.*	17,069	40
Ampio Pharmaceuticals, Inc.*	17,074	122
Anacor Pharmaceuticals, Inc.*	13,907	233
Anika Therapeutics, Inc.*	6,581	251
Antares Pharma, Inc.*	61,896	277
Aratana Therapeutics, Inc.*	3,676	70
Array BioPharma, Inc.*	67,861	340
Auxilium Pharmaceuticals, Inc.*	27,061	561
AVANIR Pharmaceuticals, Inc., Class A*	79,298	266
BioDelivery Sciences International, Inc.*	16,204	95
BioScrip, Inc.*	31,997	237
Cadence Pharmaceuticals, Inc.*	33,867	307
Cempra, Inc.*	10,850	134
ChemoCentryx, Inc.*	13,814	80
Chimerix, Inc.*	4,770	72
Clovis Oncology, Inc.*	9,845	593
Conatus Pharmaceuticals, Inc.*	3,335	22
Corcept Therapeutics, Inc.*	30,094	97
Cornerstone Therapeutics, Inc.*	4,979	47
Cytori Therapeutics, Inc.*	33,905	87
Depomed, Inc.*	30,988	328
Derma Sciences, Inc.*	7,478	81
Durata Therapeutics, Inc.*	7,137	91
Dyax Corp.*	66,563	501
Enanta Pharmaceuticals, Inc.*	2,043	56
Endocyte, Inc.*	16,515	177
Esperion Therapeutics, Inc.*	2,545	35
Furiex Pharmaceuticals, Inc.*	3,609	152
Hi-Tech Pharmacal Co., Inc.*	6,137	266
Hyperion Therapeutics, Inc.*	4,718	95
Idenix Pharmaceuticals, Inc.*	54,766	328
Impax Laboratories, Inc.*	37,600	945
Infinity Pharmaceuticals, Inc.*	26,322	364
Insys Therapeutics, Inc.*	2,720	105
Ironwood Pharmaceuticals, Inc.*	50,977	592
Isis Pharmaceuticals, Inc.*	61,660	2,457
KaloBios Pharmaceuticals, Inc.*	6,476	29
Keryx Biopharmaceuticals, Inc.*	44,692	579
Lannett Co., Inc.*	10,257	340
Lifevantage Corp.*	56,254	93
MannKind Corp.*	81,833	426
Natural Grocers by Vitamin Cottage, Inc.*	4,861	206
Nature’s Sunshine Products, Inc.	5,868	102
Nektar Therapeutics*	63,408	720
Neogen Corp.*	19,716	901
Neurocrine Biosciences, Inc.*	36,610	342
Nutraceutical International Corp.*	4,702	126
Omega Protein Corp.*	11,055	136
Ophthotech Corp.*	4,862	157
Opko Health, Inc.*	103,649	875
Orexigen Therapeutics, Inc.*	55,607	313
Osiris Therapeutics, Inc.*	9,034	145
Pacira Pharmaceuticals, Inc.*	15,133	870
Pernix Therapeutics Holdings*	9,870	25
PharMerica Corp.*	16,298	350
Portola Pharmaceuticals, Inc.*	5,990	154
Pozen, Inc.*	14,714	118
Prestige Brands Holdings, Inc.*	28,088	1,006
Progenics Pharmaceuticals, Inc.*	32,662	174
Questcor Pharmaceuticals, Inc.	28,483	1,551
Raptor Pharmaceutical Corp.*	32,745	426
Receptos, Inc.*	3,247	94
Regulus Therapeutics, Inc.*	5,737	42
Relypsa, Inc.*	3,333	83

EQUITY INDEX FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7% continued
Pharmaceuticals - 3.2% continued
Repros Therapeutics, Inc.*	12,602	$231
Sagent Pharmaceuticals, Inc.*	10,332	262
Santarus, Inc.*	30,475	974
Sarepta Therapeutics, Inc.*	20,628	420
Sciclone Pharmaceuticals, Inc.*	29,429	148
SIGA Technologies, Inc.*	20,884	68
Star Scientific, Inc.*	89,396	104
Sucampo Pharmaceuticals, Inc., Class A*	7,286	69
Supernus Pharmaceuticals, Inc.*	9,110	69
Synageva BioPharma Corp.*	10,571	684
Synergy Pharmaceuticals, Inc.*	44,087	248
Synta Pharmaceuticals Corp.*	27,419	144
Synutra International, Inc.*	9,760	87
Targacept, Inc.*	14,760	61
TESARO, Inc.*	7,340	207
Tetraphase Pharmaceuticals, Inc.*	7,692	104
TG Therapeutics, Inc.*	8,558	33
TherapeuticsMD, Inc.*	47,369	247
Threshold Pharmaceuticals, Inc.*	25,776	120
USANA Health Sciences, Inc.*	3,282	248
Vanda Pharmaceuticals, Inc.*	18,196	226
ViroPharma, Inc.*	35,857	1,788
Vivus, Inc.*	55,331	502
XenoPort, Inc.*	23,732	137
Zogenix, Inc.*	54,059	186

		30,537

Pipelines - 0.3%
Crosstex Energy, Inc.	26,132	945
Primoris Services Corp.	19,285	600
SemGroup Corp., Class A	23,093	1,507

		3,052

Real Estate - 0.3%
Alexander & Baldwin, Inc.	23,616	986
AV Homes, Inc.*	5,100	93
Consolidated-Tomoka Land Co.	3,147	114
Forestar Group, Inc.*	18,917	402
HFF, Inc., Class A*	18,182	488
Kennedy-Wilson Holdings, Inc.	31,189	694
Marcus & Millichap, Inc.*	3,794	57
RE/MAX Holdings, Inc., Class A*	6,376	204

		3,038

Real Estate Investment Trusts - 6.9%
Acadia Realty Trust	30,206	750
AG Mortgage Investment Trust, Inc.	15,315	240
Agree Realty Corp.	8,164	237
Alexander’s, Inc.	1,158	382
Altisource Residential Corp.	23,267	701
American Assets Trust, Inc.	18,441	580
American Capital Mortgage Investment Corp.	29,015	507
American Realty Capital Properties, Inc.	84,547	1,087
American Residential Properties, Inc.*	7,564	130
AmREIT, Inc.	10,774	181
Anworth Mortgage Asset Corp.	79,471	335
Apollo Commercial Real Estate Finance, Inc.	20,342	331
Apollo Residential Mortgage, Inc.	17,415	257
Ares Commercial Real Estate Corp.	11,615	152
Armada Hoffler Properties, Inc.	10,667	99
ARMOUR Residential REIT, Inc.	205,265	823
Ashford Hospitality Prime, Inc.	6,735	123
Ashford Hospitality Trust, Inc.	33,675	279
Associated Estates Realty Corp.	31,612	507
Aviv REIT, Inc.	6,252	148
Campus Crest Communities, Inc.	35,447	334
Capstead Mortgage Corp.	52,417	633
Cedar Realty Trust, Inc.	39,622	248
Chambers Street Properties	130,116	995
Chatham Lodging Trust	14,434	295
Chesapeake Lodging Trust	26,719	676
Colony Financial, Inc.	41,992	852
CoreSite Realty Corp.	11,385	366
Cousins Properties, Inc.	92,277	950
CubeSmart	73,134	1,166
CYS Investments, Inc.	95,801	710
DCT Industrial Trust, Inc.	159,500	1,137
DiamondRock Hospitality Co.	107,286	1,239
DuPont Fabros Technology, Inc.	34,257	846
Dynex Capital, Inc.	30,351	243
EastGroup Properties, Inc.	16,631	963
Education Realty Trust, Inc.	62,719	553
Ellington Residential Mortgage REIT	3,617	56
Empire State Realty Trust, Inc., Class A	45,227	692
EPR Properties	28,324	1,392
Equity One, Inc.	33,075	742
Excel Trust, Inc.	26,162	298
FelCor Lodging Trust, Inc.*	68,478	559
First Industrial Realty Trust, Inc.	58,873	1,027

NORTHERN FUNDS QUARTERLY REPORT    19    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7% continued
Real Estate Investment Trusts - 6.9% continued
First Potomac Realty Trust	32,170	$374
Franklin Street Properties Corp.	49,299	589
Geo Group (The), Inc.	39,310	1,267
Getty Realty Corp.	14,174	260
Gladstone Commercial Corp.	8,538	153
Glimcher Realty Trust	79,278	742
Government Properties Income Trust	30,012	746
Gramercy Property Trust, Inc.*	32,434	187
Healthcare Realty Trust, Inc.	52,550	1,120
Hersha Hospitality Trust	111,053	619
Highwoods Properties, Inc.	49,333	1,784
Hudson Pacific Properties, Inc.	23,789	520
Inland Real Estate Corp.	46,879	493
Invesco Mortgage Capital, Inc.	74,370	1,092
InvestorsRealEstateTrust	55,457	476
iStar Financial, Inc.*	46,784	668
JAVELIN Mortgage Investment Corp.	7,365	103
Kite Realty Group Trust	71,713	471
LaSalle Hotel Properties	57,052	1,761
Lexington Realty Trust	98,391	1,005
LTC Properties, Inc.	19,071	675
Medical Properties Trust, Inc.	88,865	1,086
Monmouth Real Estate Investment Corp., Class A	24,919	227
National Health Investors, Inc.	16,014	898
New Residential Investment Corp.	139,079	929
New York Mortgage Trust, Inc.	34,953	244
NorthStar Realty Finance Corp.	159,067	2,139
One Liberty Properties, Inc.	6,362	128
Parkway Properties, Inc.	30,495	588
Pebblebrook Hotel Trust	33,713	1,037
Pennsylvania Real Estate Investment Trust	37,324	708
PennyMac Mortgage Investment Trust	38,656	888
Physicians Realty Trust	11,027	140
Potlatch Corp.	22,244	928
PS Business Parks, Inc.	10,672	816
QTS Realty Trust, Inc., Class A	7,735	192
RAIT Financial Trust	38,664	347
Ramco-Gershenson Properties Trust	36,531	575
Redwood Trust, Inc.	45,102	874
Resource Capital Corp.	69,946	415
Retail Opportunity Investments Corp.	39,437	581
Rexford Industrial Realty, Inc.	9,409	124
RLJ Lodging Trust	67,903	1,651
Rouse Properties, Inc.	12,292	273
Ryman Hospitality Properties, Inc.	24,213	1,012
Sabra Health Care REIT, Inc.	20,482	535
Saul Centers, Inc.	4,323	206
Select Income REIT	12,078	323
Silver Bay Realty Trust Corp.	8,246	132
Sovran Self Storage, Inc.	17,243	1,124
STAG Industrial, Inc.	22,991	469
Strategic Hotels & Resorts, Inc.*	99,774	943
Summit Hotel Properties, Inc.	43,794	394
Sun Communities, Inc.	19,683	839
Sunstone Hotel Investors, Inc.	100,363	1,345
Terreno Realty Corp.	13,726	243
UMH Properties, Inc.	9,134	86
Universal Health Realty Income Trust	6,544	262
Urstadt Biddle Properties, Inc., Class A	13,676	252
Washington Real Estate Investment Trust	36,489	852
Western Asset Mortgage Capital Corp.	13,312	198
Whitestone REIT	11,696	156
Winthrop Realty Trust	17,529	194

		65,279

Retail - 6.0%
Aeropostale, Inc.*	43,032	391
AFC Enterprises, Inc.*	13,039	502
America’s Car-Mart, Inc.*	4,353	184
ANN, Inc.*	25,952	949
Asbury Automotive Group, Inc.*	17,121	920
Barnes & Noble, Inc.*	22,281	333
bebe stores, Inc.	19,593	104
Big 5 Sporting Goods Corp.	9,352	185
Biglari Holdings, Inc.*	792	401
BJ’s Restaurants, Inc.*	13,470	418
Bloomin’ Brands, Inc.*	30,364	729
Bob Evans Farms, Inc.	15,306	774
Body Central Corp.*	9,563	38
Bon-Ton Stores (The), Inc.	7,312	119
Bravo Brio Restaurant Group, Inc.*	10,753	175
Brown Shoe Co., Inc.	23,708	667
Buckle (The), Inc.	15,304	804
Buffalo Wild Wings, Inc.*	10,299	1,516
Burlington Stores, Inc.*	8,427	270
Carrols Restaurant Group, Inc.*	13,309	88
Casey’s General Stores, Inc.	21,044	1,478
Cash America International, Inc.	15,658	600
Cato (The) Corp., Class A	15,173	482

EQUITY INDEX FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7% continued
Retail - 6.0% continued
CEC Entertainment, Inc.	9,772	$433
Cheesecake Factory (The), Inc.	29,288	1,414
Children’s Place Retail Stores (The), Inc.*	12,685	723
Christopher & Banks Corp.*	19,749	169
Chuy’s Holdings, Inc.*	8,846	319
Citi Trends, Inc.*	8,619	146
Conn’s, Inc.*	12,322	971
Container Store Group (The), Inc.*	7,893	368
Cracker Barrel Old Country Store, Inc.	10,790	1,188
Del Frisco’s Restaurant Group, Inc.*	5,785	136
Denny’s Corp.*	50,622	364
Destination Maternity Corp.	7,440	222
Destination XL Group, Inc.*	23,263	153
DineEquity, Inc.	9,071	758
Diversified Restaurant Holdings, Inc.*	6,026	29
Einstein Noah Restaurant Group, Inc.	3,635	53
Express, Inc.*	46,786	873
Ezcorp, Inc., Class A*	28,121	329
Fiesta Restaurant Group, Inc.*	12,302	643
Fifth & Pacific Cos., Inc.*	65,870	2,112
Finish Line (The), Inc., Class A	26,999	761
First Cash Financial Services, Inc.*	16,052	993
Five Below, Inc.*	18,001	778
Francesca’s Holdings Corp.*	24,199	445
Fred’s, Inc., Class A	20,070	372
Genesco, Inc.*	13,174	962
Gordmans Stores, Inc.	4,901	38
Group 1 Automotive, Inc.	11,959	849
Haverty Furniture Cos., Inc.	10,825	339
hhgregg, Inc.*	7,208	101
Hibbett Sports, Inc.*	14,270	959
HSN, Inc.	18,610	1,159
Ignite Restaurant Group, Inc.*	3,944	49
Jack in the Box, Inc.*	24,426	1,222
Jamba, Inc.*	9,297	116
Jos A Bank Clothiers, Inc.*	15,350	840
Kirkland’s, Inc.*	7,572	179
Krispy Kreme Doughnuts, Inc.*	35,951	693
Lithia Motors, Inc., Class A	12,189	846
Luby’s, Inc.*	10,946	84
Lumber Liquidators Holdings, Inc.*	15,081	1,552
MarineMax, Inc.*	12,787	206
Mattress Firm Holding Corp.*	7,375	317
Men’s Wearhouse (The), Inc.	26,060	1,331
Nathan’s Famous, Inc.*	1,539	78
New York & Co., Inc.*	15,940	70
Noodles & Co.*	3,425	123
Office Depot, Inc.*	263,586	1,394
Pacific Sunwear of California, Inc.*	25,918	87
Pantry (The), Inc.*	12,800	215
Papa John’s International, Inc.	17,592	799
PC Connection, Inc.	5,092	126
Penske Automotive Group, Inc.	23,190	1,094
Pep Boys-Manny Moe & Jack (The)*	29,181	354
PetMed Express, Inc.	10,955	182
Pier 1 Imports, Inc.	51,981	1,200
Potbelly Corp.*	4,738	115
Pricesmart, Inc.	10,381	1,199
RadioShack Corp.*	53,835	140
Red Robin Gourmet Burgers, Inc.*	7,744	569
Regis Corp.	26,077	378
Restoration Hardware Holdings, Inc.*	9,709	653
Rite Aid Corp.*	400,901	2,029
Roundy’s, Inc.	13,639	134
Ruby Tuesday, Inc.*	33,645	233
Rush Enterprises, Inc., Class A*	19,113	567
Ruth’s Hospitality Group, Inc.	19,672	279
Sears Hometown and Outlet Stores, Inc.*	4,662	119
Shoe Carnival, Inc.	8,277	240
Sonic Automotive, Inc., Class A	21,404	524
Sonic Corp.*	30,763	621
Stage Stores, Inc.	17,901	398
Stein Mart, Inc.	15,294	206
Susser Holdings Corp.*	9,943	651
Systemax, Inc.*	5,935	67
Texas Roadhouse, Inc.	34,232	952
Tile Shop Holdings, Inc.*	10,018	181
Tilly’s, Inc., Class A*	5,317	61
Trans World Entertainment Corp.*	5,913	26
Tuesday Morning Corp.*	23,365	373
Vera Bradley, Inc.*	11,886	286
Vitamin Shoppe, Inc.*	16,662	867
West Marine, Inc.*	9,495	135
Wet Seal (The), Inc., Class A*	47,922	131
Winmark Corp.	1,249	116
Zale Corp.*	17,822	281
Zumiez, Inc.*	11,504	299

		57,273

NORTHERN FUNDS QUARTERLY REPORT    21    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7% continued
Savings & Loans - 1.3%
Astoria Financial Corp.	48,545	$671
Banc of California, Inc.	8,778	118
Bank Mutual Corp.	25,193	177
BankFinancial Corp.	11,346	104
BBX Capital Corp., Class A*	4,050	63
Beneficial Mutual Bancorp, Inc.*	17,505	191
Berkshire Hills Bancorp, Inc.	13,763	375
BofI Holding, Inc.*	6,647	521
Brookline Bancorp, Inc.	38,351	367
Capitol Federal Financial, Inc.	81,765	990
Charter Financial Corp.	12,303	133
Clifton Savings Bancorp, Inc.	4,888	63
Dime Community Bancshares, Inc.	17,563	297
ESB Financial Corp.	7,212	102
ESSA Bancorp, Inc.	5,178	60
EverBank Financial Corp.	44,196	811
First Defiance Financial Corp.	5,336	139
First Federal Bancshares of Arkansas, Inc.*	1,686	15
First Financial Northwest, Inc.	8,344	87
Flagstar Bancorp, Inc.*	10,879	213
Flushing Financial Corp.	17,037	353
Fox Chase Bancorp, Inc.	6,840	119
Hingham Institution for Savings	704	55
Home Bancorp, Inc.*	3,503	66
Home Federal Bancorp, Inc.	8,076	120
HomeStreet, Inc.	7,038	141
HomeTrust Bancshares, Inc.*	11,490	184
Investors Bancorp, Inc.	27,738	710
Kearny Financial Corp.*	8,060	94
Meridian Interstate Bancorp, Inc.*	4,589	104
Meta Financial Group, Inc.	3,279	132
NASB Financial, Inc.	2,385	72
Northfield Bancorp, Inc.	31,851	420
Northwest Bancshares, Inc.	51,522	761
OceanFirst Financial Corp.	7,466	128
Oritani Financial Corp.	24,906	400
Pacific Premier Bancorp, Inc.*	9,142	144
Provident Financial Holdings, Inc.	5,159	77
Provident Financial Services, Inc.	32,690	632
Rockville Financial, Inc.	14,220	202
Sterling Bancorp	45,800	612
Territorial Bancorp, Inc.	5,751	133
United Community Financial Corp.*	22,265	79
United Financial Bancorp, Inc.	10,769	203
Waterstone Financial, Inc.*	4,074	45
Westfield Financial, Inc.	9,905	74
WSFS Financial Corp.	4,331	336

		11,893

Semiconductors - 2.9%
Aeroflex Holding Corp.*	10,810	70
Alpha & Omega Semiconductor Ltd.*	9,649	74
Ambarella, Inc.*	10,150	344
Amkor Technology, Inc.*	38,457	236
ANADIGICS, Inc.*	46,297	85
Applied Micro Circuits Corp.*	40,135	537
ATMI, Inc.*	17,492	528
Axcelis Technologies, Inc.*	60,366	147
Brooks Automation, Inc.	36,544	383
Cabot Microelectronics Corp.*	12,821	586
Cavium, Inc.*	28,185	973
Ceva, Inc.*	12,134	185
Cirrus Logic, Inc.*	34,790	711
Cohu, Inc.	13,684	144
Cypress Semiconductor Corp.*	80,713	847
Diodes, Inc.*	19,770	466
DSP Group, Inc.*	10,584	103
Emulex Corp.*	44,092	316
Entegris, Inc.*	76,616	889
Entropic Communications, Inc.*	49,119	231
Exar Corp.*	21,211	250
FormFactor, Inc.*	29,500	178
GSI Technology, Inc.*	11,480	76
GT Advanced Technologies, Inc.*	73,669	642
Hittite Microwave Corp.*	17,270	1,066
Inphi Corp.*	14,230	184
Integrated Device Technology, Inc.*	72,346	737
Integrated Silicon Solution, Inc.*	15,524	188
Intermolecular, Inc.*	9,336	46
International Rectifier Corp.*	38,059	992
Intersil Corp., Class A	69,924	802
IXYS Corp.	13,352	173
Kopin Corp.*	36,555	154
Lattice Semiconductor Corp.*	63,450	350
LTX-Credence Corp.*	26,071	208
MaxLinear, Inc., Class A*	13,339	139
Micrel, Inc.	25,530	252
Microsemi Corp.*	50,968	1,272
MKS Instruments, Inc.	29,090	871

EQUITY INDEX FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7% continued
Semiconductors - 2.9% continued
Monolithic Power Systems, Inc.*	20,189	$700
MoSys, Inc.*	25,496	141
Nanometrics, Inc.*	12,685	242
OmniVision Technologies, Inc.*	29,692	511
Peregrine Semiconductor Corp.*	14,248	106
Pericom Semiconductor Corp.*	12,602	112
Photronics, Inc.*	33,343	301
PLX Technology, Inc.*	24,912	164
PMC - Sierra, Inc.*	111,988	720
Power Integrations, Inc.	15,926	889
QLogic Corp.*	48,651	576
Rambus, Inc.*	61,357	581
Richardson Electronics Ltd.	6,204	70
Rubicon Technology, Inc.*	9,652	96
Rudolph Technologies, Inc.*	17,884	210
Semtech Corp.*	36,956	934
Sigma Designs, Inc.*	17,250	81
Silicon Image, Inc.*	42,121	259
SunEdison, Inc.*	146,287	1,909
Supertex, Inc.*	5,344	134
Tessera Technologies, Inc.	28,958	571
TriQuint Semiconductor, Inc.*	89,635	748
Ultra Clean Holdings, Inc.*	12,957	130
Ultratech, Inc.*	15,293	443
Veeco Instruments, Inc.*	21,493	707

		27,770

Software - 4.9%
Accelrys, Inc.*	30,676	293
ACI Worldwide, Inc.*	21,877	1,422
Actuate Corp.*	25,716	198
Acxiom Corp.*	40,583	1,501
Advent Software, Inc.	17,891	626
American Software, Inc., Class A	13,174	130
Aspen Technology, Inc.*	51,456	2,151
athenahealth, Inc.*	20,171	2,713
Audience, Inc.*	5,408	63
AVG Technologies N.V.*	13,140	226
Avid Technology, Inc.*	17,060	139
Benefitfocus, Inc.*	2,793	161
Blackbaud, Inc.	25,065	944
Bottomline Technologies de, Inc.*	20,732	750
Callidus Software, Inc.*	22,170	304
CommVault Systems, Inc.*	25,516	1,911
Computer Programs & Systems, Inc.	6,082	376
Cornerstone OnDemand, Inc.*	22,161	1,182
CSG Systems International, Inc.	18,615	547
Cvent, Inc.*	3,580	130
Demandware, Inc.*	10,127	649
Digi International, Inc.*	14,052	170
Digital River, Inc.*	18,347	339
E2open, Inc.*	8,081	193
Ebix, Inc.	17,063	251
Envestnet, Inc.*	12,377	499
EPAM Systems, Inc.*	12,005	420
Epiq Systems, Inc.	17,203	279
Fair Isaac Corp.	19,708	1,239
Glu Mobile, Inc.*	35,200	137
Guidance Software, Inc.*	9,426	95
Guidewire Software, Inc.*	26,739	1,312
Imperva, Inc.*	11,106	535
inContact, Inc.*	29,298	229
Infoblox, Inc.*	29,079	960
InnerWorkings, Inc.*	24,600	192
Interactive Intelligence Group, Inc.*	8,538	575
Jive Software, Inc.*	21,933	247
ManTech International Corp., Class A	13,062	391
MedAssets, Inc.*	33,435	663
Medidata Solutions, Inc.*	29,195	1,768
MicroStrategy, Inc., Class A*	4,981	619
Model N, Inc.*	4,561	54
Monotype Imaging Holdings, Inc.	20,926	667
Omnicell, Inc.*	18,879	482
PDF Solutions, Inc.*	13,737	352
Pegasystems, Inc.	9,511	468
Planet Payment, Inc.*	23,938	67
Progress Software Corp.*	28,490	736
Proofpoint, Inc.*	12,623	419
PROS Holdings, Inc.*	12,343	493
PTC, Inc.*	65,674	2,324
QAD, Inc., Class A	3,181	56
Qlik Technologies, Inc.*	47,768	1,272
Quality Systems, Inc.	21,930	462
Rally Software Development Corp.*	3,878	75
RealPage, Inc.*	25,461	595
Rocket Fuel, Inc.*	2,703	166
Rosetta Stone, Inc.*	6,462	79
Sapiens International Corp. N.V.	10,760	83
Schawk, Inc.	7,239	108

NORTHERN FUNDS QUARTERLY REPORT    23    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7% continued
Software - 4.9% continued
SciQuest, Inc.*	12,541	$357
Seachange International, Inc.*	17,959	218
SS&C Technologies Holdings, Inc.*	31,979	1,415
Synchronoss Technologies, Inc.*	15,912	494
SYNNEX Corp.*	14,491	977
Take-Two Interactive Software, Inc.*	44,455	772
Tangoe, Inc.*	17,104	308
Tyler Technologies, Inc.*	17,296	1,766
Ultimate Software Group (The), Inc.*	15,177	2,325
Verint Systems, Inc.*	28,887	1,240

		46,359

Storage/Warehousing - 0.1%
Mobile Mini, Inc.*	21,054	867
Wesco Aircraft Holdings, Inc.*	22,659	497

		1,364

Telecommunications - 3.0%
8x8, Inc.*	48,052	488
ADTRAN, Inc.	32,600	880
Alliance Fiber Optic Products, Inc.	6,472	97
Anaren, Inc.*	6,345	178
Anixter International, Inc.	14,877	1,337
ARRIS Group, Inc.*	63,928	1,558
Aruba Networks, Inc.*	62,504	1,119
Atlantic Tele-Network, Inc.	5,020	284
Aviat Networks, Inc.*	33,395	75
Black Box Corp.	8,931	266
CalAmp Corp.*	19,240	538
Calix, Inc.*	21,959	212
Cbeyond, Inc.*	14,903	103
Ciena Corp.*	55,727	1,334
Cincinnati Bell, Inc.*	114,756	408
Comtech Telecommunications Corp.	9,271	292
Comverse, Inc.*	12,130	471
Consolidated Communications Holdings, Inc.	22,013	432
Cyan, Inc.*	4,494	24
DigitalGlobe, Inc.*	40,896	1,683
EarthLink Holdings Corp.	56,924	289
Extreme Networks, Inc.*	51,053	357
Fairpoint Communications, Inc.*	11,308	128
Finisar Corp.*	51,289	1,227
General Communication, Inc., Class A*	17,207	192
Gigamon, Inc.*	4,317	121
Gogo, Inc.*	6,116	152
Harmonic, Inc.*	55,548	410
Hawaiian Telcom Holdco, Inc.*	5,694	167
HickoryTech Corp.	7,325	94
IDT Corp., Class B	8,440	151
Infinera Corp.*	63,602	622
Inteliquent, Inc.	17,680	202
InterDigital, Inc.	22,604	667
Iridium Communications, Inc.*	35,520	222
Ixia*	31,088	414
KVH Industries, Inc.*	8,499	111
Leap Wireless International, Inc.*	29,642	516
LogMeIn, Inc.*	13,338	447
Loral Space & Communications, Inc.*	7,167	580
Lumos Networks Corp.	8,460	178
Neonode, Inc.*	14,927	94
NeoPhotonics Corp.*	11,360	80
NETGEAR, Inc.*	21,142	696
NII Holdings, Inc.*	95,144	262
NTELOS Holdings Corp.	8,446	171
Numerex Corp., Class A*	7,867	102
Oplink Communications, Inc.*	10,451	194
ORBCOMM, Inc.*	19,645	125
Parkervision, Inc.*	48,603	221
Plantronics, Inc.	23,711	1,101
Preformed Line Products Co.	1,449	106
Premiere Global Services, Inc.*	26,515	307
Procera Networks, Inc.*	11,250	169
RF Micro Devices, Inc.*	154,309	796
RigNet, Inc.*	6,503	312
Ruckus Wireless, Inc.*	25,373	360
Shenandoah Telecommunications Co.	13,098	336
ShoreTel, Inc.*	32,308	300
Sonus Networks, Inc.*	118,414	373
Straight Path Communications, Inc., Class B*	4,375	36
Telenav, Inc.*	9,688	64
Tessco Technologies, Inc.	3,040	123
Ubiquiti Networks, Inc.*	6,914	318
USA Mobility, Inc.	11,688	167
ViaSat, Inc.*	21,721	1,361
Vonage Holdings Corp.*	85,703	285
Vringo, Inc.*	35,976	106
West Corp.	11,713	301

EQUITY INDEX FUNDS    24    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.7% continued
Telecommunications - 3.0% continued
Westell Technologies, Inc., Class A*	24,522	$99

		27,991

Textiles - 0.2%
Culp, Inc.	4,500	92
G&K Services, Inc., Class A	10,719	667
UniFirst Corp.	8,022	858

		1,617

Toys, Games & Hobbies - 0.0%
JAKKS Pacific, Inc.	10,817	73
LeapFrog Enterprises, Inc.*	34,801	276

		349

Transportation - 1.6%
Air Transport Services Group, Inc.*	28,303	229
Arkansas Best Corp.	14,043	473
Atlas Air Worldwide Holdings, Inc.*	14,161	583
Bristow Group, Inc.	19,847	1,490
CAI International, Inc.*	9,404	222
Celadon Group, Inc.	10,931	213
Echo Global Logistics, Inc.*	9,758	210
Era Group, Inc.*	11,113	343
Forward Air Corp.	16,547	727
Frontline Ltd.*	28,899	108
GasLog Ltd.	14,031	240
Gulfmark Offshore, Inc., Class A	14,628	689
Heartland Express, Inc.	25,250	495
Hub Group, Inc., Class A*	20,270	808
International Shipholding Corp.	3,027	89
Knight Transportation, Inc.	32,317	593
Knightsbridge Tankers Ltd.	16,733	154
Marten Transport Ltd.	12,800	258
Matson, Inc.	23,416	611
Nordic American Tankers Ltd.	41,261	400
Pacer International, Inc.*	19,368	160
Patriot Transportation Holding, Inc.*	3,622	150
PHI, Inc. (Non Voting)*	6,930	301
Quality Distribution, Inc.*	11,538	148
Roadrunner Transportation Systems, Inc.*	10,221	275
Saia, Inc.*	13,330	427
Scorpio Tankers, Inc.	101,391	1,195
Ship Finance International Ltd.	30,749	504
Swift Transportation Co.*	46,027	1,022
Teekay Tankers Ltd., Class A	34,869	137
Ultrapetrol Bahamas Ltd.*	12,015	45
Universal Truckload Services, Inc.	2,973	91
UTi Worldwide, Inc.	49,973	878
Werner Enterprises, Inc.	25,025	619
XPO Logistics, Inc.*	16,201	426
YRC Worldwide, Inc.*	5,935	103

		15,416

Trucking & Leasing - 0.2%
Greenbrier (The) Cos., Inc.*	13,335	438
TAL International Group, Inc.*	18,575	1,065
Textainer Group Holdings Ltd.	11,706	471

		1,974

Water-0.3%
American States Water Co.	21,234	610
Artesian Resources Corp., Class A	4,277	98
California Water Service Group	26,179	604
Connecticut Water Service, Inc.	5,936	211
Consolidated Water Co. Ltd.	8,032	113
Middlesex Water Co.	8,591	180
PICO Holdings, Inc.*	12,510	289
SJW Corp.	8,433	251
York Water Co.	7,101	149

		2,505

Total Common Stocks (Cost $616,682)		915,879

OTHER - 0.0%(1)
Escrow DLB Oil & Gas*	1,200	—
Escrow Gerber Scientific, Inc.*	9,016	—
Escrow Position PetroCorp*	420	—

Total Other (Cost $ — )		—

RIGHTS - 0.0%
Biotechnology - 0.0%
Cubist Pharmaceuticals, Inc. (Contingent Value Rights)*	26,597	36

Oil&Gas-0.0%
EXCO Resources, Inc.*	74,971	12

Pharmaceuticals - 0.0%
Omthera Pharmaceuticals, Inc. (Contingent Value Rights)(2) *	3,681	—

NORTHERN FUNDS QUARTERLY REPORT    25    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
RIGHTS - 0.0% continued
Savings & Loans - 0.0%
CSF Holdings, Inc.(2) *	6,212	$—

Total Rights (Cost $59)		48

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS - 0.0%
Magnum Hunter Resources Corp., Exp. 4/15/16, Strike $8.50(2) *	9,488	$—
Tejon Ranch Co., Exp. 8/31/16, Strike $40.00*	1,122	6

Total Warrants (Cost $7)		6

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 3.0%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(3) (4)	28,478,998	$28,479

Total Investment Companies (Cost $28,479)		28,479

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.2%
U.S. Treasury Bill,
0.05%, 4/10/14(5)	$1,555	$1,555

Total Short-Term Investments (Cost $1,555)		1,555

Total Investments - 99.9% (Cost $646,782)		945,967

Other Assets less Liabilities - 0.1%		1,053

NET ASSETS - 100.0%		$947,020

(1)	Security listed as “escrow” is considered to be worthless.
(2)	Security has been deemed worthless and is a Level 3 investment.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(4)	At March 31, 2013, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $21,866,000 with net purchases of approximately $6,613,000 during the nine months ended December 31, 2013.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2013, the Small Cap Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
Russell 2000 Mini Index	270	$31,358	Long	3/14	$955

At December 31, 2013, the industry sectors for the Small Cap Index Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	13.7%
Consumer Staples	3.8
Energy	5.5
Financials	22.8
Health Care	13.2
Industrials	14.5
Information Technology	17.8
Materials	4.9
Telecommunication Services	0.8
Utilities	3.0

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy, as of December 31, 2013:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Coal	$—		$—	$29	$29
All Other Industries	915,850	(1)	—	—	915,850
Rights	48		—	—	48
Warrants	6		—	—	6
Investment Companies	28,479		—	—	28,479
Short-Term Investments	—		1,555	—	1,555

Total Investments	$944,383		$1,555	$29	$945,967

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$955		$—	$—	$955

(1)	Classifications as defined in the Schedule of Investments.

EQUITY INDEX FUNDS    26    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At December 31, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/13 (000S)	CHANGE IN UNREALIZED DEPRECIATION (000S)	PURCHASES (000S)	BALANCE AS OF 12/31/13 (000S)
Common Stock
Coal	$—	$(32)	$61	$29

The Fund valued certain securities using prices provided by Asset Management PVC. The amount of change in net unrealized appreciation (depreciation) on investments in Level 3 securities still held at December 31, 2013 was ($32).

Federal Tax Information:

At December 31, 2013, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$655,834

Gross tax appreciation of investments	$326,512
Gross tax depreciation of investments	(36,379)

Net tax appreciation of investments	$290,133

NORTHERN FUNDS QUARTERLY REPORT    27    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND	DECEMBER 31, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0%
Advertising - 0.2%
Interpublic Group of (The) Cos., Inc.	134,407	$2,379
Omnicom Group, Inc.	83,024	6,175

		8,554

Aerospace/Defense - 2.0%
Boeing (The) Co.	223,460	30,500
General Dynamics Corp.	108,214	10,340
L-3 Communications Holdings, Inc.	28,499	3,045
Lockheed Martin Corp.	86,950	12,926
Northrop Grumman Corp.	71,740	8,222
Raytheon Co.	103,244	9,364
Rockwell Collins, Inc.	43,986	3,252
United Technologies Corp.	272,814	31,046

		108,695

Agriculture - 1.6%
Altria Group, Inc.	646,304	24,812
Archer-Daniels-Midland Co.	212,727	9,232
Lorillard, Inc.	119,126	6,037
Philip Morris International, Inc.	517,857	45,121
Reynolds American, Inc.	101,320	5,065

		90,267

Airlines - 0.2%
Delta Air Lines, Inc.	276,596	7,598
Southwest Airlines Co.	224,941	4,238

		11,836

Apparel - 0.6%
Michael Kors Holdings Ltd.*	58,165	4,722
NIKE, Inc., Class B	241,490	18,991
Ralph Lauren Corp.	19,249	3,399
VF Corp.	113,608	7,082

		34,194

Auto Manufacturers - 0.8%
Ford Motor Co.	1,274,996	19,673
General Motors Co.*	368,186	15,048
PACCAR, Inc.	114,424	6,770

		41,491

Auto Parts & Equipment - 0.4%
BorgWarner, Inc.	73,604	4,115
Delphi Automotive PLC	90,546	5,445
Goodyear Tire & Rubber (The) Co.	79,167	1,888
Johnson Controls, Inc.	221,444	11,360

		22,808

Banks - 7.4%
Bank of America Corp.	3,447,532	53,678
Bank of New York Mellon (The) Corp.	371,471	12,979
BB&T Corp.	227,810	8,502
Capital One Financial Corp.	186,403	14,280
Citigroup, Inc.	980,352	51,086
Comerica, Inc.	59,117	2,810
Fifth Third Bancorp	285,491	6,004
Goldman Sachs Group (The), Inc.	136,308	24,162
Huntington Bancshares, Inc.	270,337	2,609
JPMorgan Chase & Co.	1,215,071	71,057
KeyCorp	290,105	3,893
M&T Bank Corp.	41,908	4,879
Morgan Stanley	448,031	14,050
Northern Trust Corp.(1) (2)	71,137	4,403
PNC Financial Services Group (The), Inc.	171,988	13,343
Regions Financial Corp.	445,560	4,407
State Street Corp.	142,025	10,423
SunTrust Banks, Inc.	173,052	6,370
US Bancorp	590,283	23,848
Wells Fargo & Co.	1,549,399	70,343
Zions Bancorporation	60,101	1,801

		404,927

Beverages - 2.1%
Beam, Inc.	52,738	3,589
Brown-Forman Corp., Class B	52,263	3,950
Coca-Cola (The) Co.	1,227,267	50,698
Coca-Cola Enterprises, Inc.	78,072	3,445
Constellation Brands, Inc., Class A*	53,994	3,800
Dr Pepper Snapple Group, Inc.	64,759	3,155
Molson Coors Brewing Co., Class B	51,391	2,886
Monster Beverage Corp.*	44,154	2,992
PepsiCo, Inc.	495,644	41,109

		115,624

Biotechnology - 2.4%
Alexion Pharmaceuticals, Inc.*	63,263	8,418
Amgen, Inc.	243,736	27,825
Biogen Idec, Inc.*	76,350	21,359
Celgene Corp.*	133,194	22,504
Gilead Sciences, Inc.*	495,629	37,247
Regeneron Pharmaceuticals, Inc.*	25,398	6,991
Vertex Pharmaceuticals, Inc.*	75,806	5,632

		129,976

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0% continued
Building Materials - 0.1%
Masco Corp.	116,506	$2,653
Vulcan Materials Co.	42,091	2,501

		5,154

Chemicals - 2.5%
Air Products & Chemicals, Inc.	68,258	7,630
Airgas, Inc.	21,558	2,411
CF Industries Holdings, Inc.	18,434	4,296
Dow Chemical (The) Co.	392,062	17,408
E.I. du Pont de Nemours & Co.	299,360	19,449
Eastman Chemical Co.	49,552	3,999
Ecolab, Inc.	87,681	9,142
FMC Corp.	43,049	3,248
International Flavors & Fragrances, Inc.	26,625	2,289
LyondellBasell Industries N.V., Class A	141,229	11,338
Monsanto Co.	169,961	19,809
Mosaic (The) Co.	109,789	5,190
PPG Industries, Inc.	45,928	8,711
Praxair, Inc.	95,122	12,369
Sherwin-Williams (The) Co.	27,847	5,110
Sigma-Aldrich Corp.	38,608	3,629

		136,028

Coal - 0.1%
CONSOL Energy, Inc.	74,529	2,835
Peabody Energy Corp.	87,580	1,711

		4,546

Commercial Services - 1.4%
ADT (The) Corp.*	65,156	2,637
Alliance Data Systems Corp.*	15,752	4,142
Automatic Data Processing, Inc.	155,589	12,573
Cintas Corp.	32,509	1,937
Equifax, Inc.	39,443	2,725
H&R Block, Inc.	89,179	2,590
Iron Mountain, Inc.	55,140	1,673
Mastercard, Inc., Class A	33,463	27,957
McGraw Hill Financial, Inc.	87,594	6,850
Moody’s Corp.	61,209	4,803
Quanta Services, Inc.*	69,043	2,179
Robert Half International, Inc.	45,267	1,901
Total System Services, Inc.	54,314	1,808
Western Union (The) Co.	179,721	3,100

		76,875

Computers - 5.7%
Accenture PLC, Class A	205,478	16,894
Apple, Inc.	290,808	163,175
Cognizant Technology Solutions Corp., Class A*	97,588	9,855
Computer Sciences Corp.	47,164	2,636
EMC Corp.	665,082	16,727
Hewlett-Packard Co.	621,173	17,380
International Business Machines Corp.	329,904	61,880
NetApp, Inc.	110,742	4,556
SanDisk Corp.	72,806	5,136
Seagate Technology PLC	105,521	5,926
Teradata Corp.*	53,115	2,416
Western Digital Corp.	68,056	5,710

		312,291

Cosmetics/Personal Care - 1.8%
Avon Products, Inc.	141,201	2,431
Colgate-Palmolive Co.	284,080	18,525
Estee Lauder (The) Cos., Inc., Class A	82,562	6,219
Procter & Gamble (The) Co.	878,583	71,525

		98,700

Distribution/Wholesale - 0.3%
Fastenal Co.	87,881	4,175
Fossil Group, Inc.*	15,875	1,904
Genuine Parts Co.	49,790	4,142
WW Grainger, Inc.	19,942	5,094

		15,315

Diversified Financial Services - 2.7%
American Express Co.	297,843	27,023
Ameriprise Financial, Inc.	63,053	7,254
BlackRock, Inc.	41,016	12,980
Charles Schwab (The) Corp.	374,499	9,737
CME Group, Inc.	101,703	7,980
Discover Financial Services	154,953	8,670
E*TRADE Financial Corp.*	93,548	1,837
Franklin Resources, Inc.	130,605	7,540
IntercontinentalExchange Group, Inc.	37,188	8,364
Invesco Ltd.	142,790	5,197
Legg Mason, Inc.	34,445	1,498
NASDAQ OMX Group (The), Inc.	37,461	1,491
SLM Corp.	140,108	3,682
T Rowe Price Group, Inc.	84,130	7,048
Visa, Inc., Class A	164,599	36,653

		146,954

EQUITY INDEX FUNDS     2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0% continued
Electric - 2.5%
AES Corp.	212,408	$3,082
Ameren Corp.	78,911	2,853
American Electric Power Co., Inc.	157,388	7,356
CMS Energy Corp.	86,538	2,317
Consolidated Edison, Inc.	94,384	5,218
Dominion Resources, Inc.	187,654	12,139
DTE Energy Co.	56,897	3,777
Duke Energy Corp.	228,506	15,769
Edison International	104,985	4,861
Entergy Corp.	58,072	3,674
Exelon Corp.	277,063	7,589
FirstEnergy Corp.	134,632	4,440
Integrys Energy Group, Inc.	26,211	1,426
NextEra Energy, Inc.	139,379	11,934
Northeast Utilities	101,298	4,294
NRG Energy, Inc.	105,171	3,021
Pepco Holdings, Inc.	79,514	1,521
PG&E Corp.	144,950	5,839
Pinnacle West Capital Corp.	35,470	1,877
PPL Corp.	203,990	6,138
Public Service Enterprise Group, Inc.	163,009	5,223
SCANA Corp.	45,603	2,140
Southern (The) Co.	285,704	11,745
TECO Energy, Inc.	64,817	1,117
Wisconsin Energy Corp.	72,769	3,008
Xcel Energy, Inc.	160,184	4,476

		136,834

Electrical Components & Equipment - 0.4%
AMETEK, Inc.	79,545	4,190
Emerson Electric Co.	227,648	15,976

		20,166

Electronics - 1.3%
Agilent Technologies, Inc.	106,827	6,109
Allegion PLC*	28,992	1,281
Amphenol Corp., Class A	51,161	4,563
FLIR Systems, Inc.	46,066	1,387
Garmin Ltd.	40,109	1,854
Honeywell International, Inc.	253,576	23,169
Jabil Circuit, Inc.	58,560	1,021
PerkinElmer, Inc.	36,153	1,491
TE Connectivity Ltd.	132,687	7,312
Thermo Fisher Scientific, Inc.	116,724	12,997
Tyco International Ltd.	150,559	6,179
Waters Corp.*	27,770	2,777

		70,140

Engineering & Construction - 0.1%
Fluor Corp.	52,500	4,215
Jacobs Engineering Group, Inc.*	42,867	2,700

		6,915

Entertainment - 0.0%
International Game Technology	80,483	1,462

Environmental Control - 0.2%
Republic Services, Inc.	87,080	2,891
Stericycle, Inc.*	27,565	3,202
Waste Management, Inc.	140,913	6,323

		12,416

Food - 1.7%
Campbell Soup Co.	58,141	2,516
ConAgra Foods, Inc.	135,861	4,578
General Mills, Inc.	205,052	10,234
Hershey (The) Co.	48,157	4,682
Hormel Foods Corp.	43,827	1,980
JM Smucker (The) Co.	33,740	3,496
Kellogg Co.	82,974	5,067
Kraft Foods Group, Inc.	192,618	10,386
Kroger (The) Co.	168,736	6,670
McCormick & Co., Inc. (Non Voting)	43,031	2,966
Mondelez International, Inc., Class A	566,885	20,011
Safeway, Inc.	80,067	2,608
Sysco Corp.	187,951	6,785
Tyson Foods, Inc., Class A	87,804	2,938
Whole Foods Market, Inc.	120,276	6,956

		91,873

Forest Products & Paper - 0.2%
International Paper Co.	143,448	7,033
MeadWestvaco Corp.	57,638	2,129

		9,162

Gas - 0.3%
AGL Resources, Inc.	38,185	1,803
CenterPoint Energy, Inc.	139,509	3,234
NiSource, Inc.	101,693	3,344
Sempra Energy	73,327	6,582

		14,963

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0% continued
Hand/Machine Tools - 0.1%
Snap-on, Inc.	18,972	$2,078
Stanley Black & Decker, Inc.	50,173	4,048

		6,126

Healthcare - Products - 1.8%
Baxter International, Inc.	175,391	12,199
Becton Dickinson and Co.	62,724	6,930
Boston Scientific Corp.*	431,671	5,189
CareFusion Corp.*	68,290	2,719
Covidien PLC	148,672	10,125
CR Bard, Inc.	25,182	3,373
DENTSPLY International, Inc.	46,185	2,239
Edwards Lifesciences Corp.*	35,361	2,325
Hospira, Inc.*	53,947	2,227
Intuitive Surgical, Inc.*	12,303	4,725
Life Technologies Corp.*	56,161	4,257
Medtronic, Inc.	322,679	18,519
Patterson Cos., Inc.	27,529	1,134
St. Jude Medical, Inc.	94,352	5,845
Stryker Corp.	95,318	7,162
Varian Medical Systems, Inc.*	34,153	2,653
Zimmer Holdings, Inc.	55,208	5,145

		96,766

Healthcare - Services - 1.2%
Aetna, Inc.	118,754	8,145
Cigna Corp.	89,327	7,814
DaVita HealthCare Partners, Inc.*	57,461	3,641
Humana, Inc.	50,367	5,199
Laboratory Corp. of America Holdings*	28,237	2,580
Quest Diagnostics, Inc.	46,967	2,515
Tenet Healthcare Corp.*	31,839	1,341
UnitedHealth Group, Inc.	325,372	24,501
WellPoint, Inc.	95,451	8,819

		64,555

Holding Companies - Diversified - 0.0%
Leucadia National Corp.	102,159	2,895

Home Builders - 0.1%
DR Horton, Inc.	92,496	2,065
Lennar Corp., Class A	53,662	2,123
PulteGroup, Inc.	111,164	2,264

		6,452

Home Furnishings - 0.1%
Harman International Industries, Inc.	21,562	1,765
Whirlpool Corp.	25,377	3,981

		5,746

Household Products/Wares - 0.3%
Avery Dennison Corp.	30,908	1,551
Clorox (The) Co.	41,731	3,871
Kimberly-Clark Corp.	123,365	12,887

		18,309

Housewares - 0.1%
Newell Rubbermaid, Inc.	92,283	2,991

Insurance - 4.2%
ACE Ltd.	109,923	11,380
Aflac, Inc.	150,654	10,064
Allstate (The) Corp.	147,086	8,022
American International Group, Inc.	475,925	24,296
American International Group, Inc. - (Fractional Shares)*	81,909	—
Aon PLC	97,322	8,164
Assurant, Inc.	23,536	1,562
Berkshire Hathaway, Inc., Class B*	581,761	68,974
Chubb (The) Corp.	81,362	7,862
Cincinnati Financial Corp.	47,982	2,513
Genworth Financial, Inc., Class A*	160,718	2,496
Hartford Financial Services Group, Inc.	144,627	5,240
Lincoln National Corp.	84,878	4,381
Loews Corp.	98,625	4,758
Marsh & McLennan Cos., Inc.	177,405	8,579
MetLife, Inc.	362,407	19,541
Principal Financial Group, Inc.	88,054	4,342
Progressive (The) Corp.	178,168	4,859
Prudential Financial, Inc.	149,695	13,805
Torchmark Corp.	29,160	2,279
Travelers (The) Cos., Inc.	117,662	10,653
Unum Group	84,337	2,958
XL Group PLC	91,434	2,911

		229,639

Internet - 4.6%
Amazon.com, Inc.*	119,840	47,791
eBay, Inc.*	376,583	20,671
Expedia, Inc.	33,281	2,318
F5 Networks, Inc.*	24,878	2,260
Facebook, Inc., Class A*	531,611	29,058
Google, Inc., Class A*	90,704	101,653
Netflix, Inc.*	19,182	7,062

EQUITY INDEX FUNDS     4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0% continued
Internet - 4.6% continued
priceline.com, Inc.*	16,623	$19,323
Symantec Corp.	224,974	5,305
TripAdvisor, Inc.*	35,691	2,956
VeriSign, Inc.*	41,630	2,489
Yahoo!, Inc.*	304,955	12,332

		253,218

Iron/Steel - 0.2%
Allegheny Technologies, Inc.	35,337	1,259
Cliffs Natural Resources, Inc.	48,878	1,281
Nucor Corp.	102,664	5,480
United States Steel Corp.	45,890	1,354

		9,374

Leisure Time - 0.2%
Carnival Corp.	141,184	5,671
Harley-Davidson, Inc.	71,456	4,948

		10,619

Lodging - 0.3%
Marriott International, Inc., Class A	72,622	3,585
Starwood Hotels & Resorts Worldwide, Inc.	61,894	4,917
Wyndham Worldwide Corp.	42,111	3,103
Wynn Resorts Ltd.	26,064	5,062

		16,667

Machinery - Construction & Mining - 0.4%
Caterpillar, Inc.	205,666	18,677
Joy Global, Inc.	34,538	2,020

		20,697

Machinery - Diversified - 0.6%
Cummins, Inc.	56,320	7,939
Deere & Co.	123,702	11,298
Flowserve Corp.	45,091	3,555
Rockwell Automation, Inc.	44,703	5,282
Roper Industries, Inc.	31,930	4,428
Xylem, Inc.	59,994	2,076

		34,578

Media - 3.5%
Cablevision Systems Corp., Class A (New York Group)	68,703	1,232
CBS Corp., Class B (Non Voting)	180,399	11,499
Comcast Corp., Class A	842,269	43,768
DIRECTV*	157,938	10,912
Discovery Communications, Inc., Class A*	72,925	6,594
Gannett Co., Inc.	74,037	2,190
Graham Holdings Co., Class B	1,436	952
News Corp., Class A*	162,128	2,922
Nielsen Holdings N.V.	82,296	3,777
Scripps Networks Interactive, Inc., Class A	35,646	3,080
Time Warner Cable, Inc.	91,110	12,345
Time Warner, Inc.	292,372	20,384
Twenty-First Century Fox, Inc., Class A	634,203	22,311
Viacom, Inc., Class B	131,144	11,454
Walt Disney (The) Co.	528,178	40,353

		193,773

Metal Fabrication/Hardware - 0.2%
Precision Castparts Corp.	46,942	12,641

Mining - 0.4%
Alcoa, Inc.	348,359	3,703
Freeport-McMoRan Copper & Gold, Inc.	335,512	12,662
Newmont Mining Corp.	162,070	3,733

		20,098

Miscellaneous Manufacturing - 3.4%
3M Co.	206,735	28,995
Danaher Corp.	193,794	14,961
Dover Corp.	55,034	5,313
Eaton Corp. PLC	153,422	11,679
General Electric Co.	3,270,084	91,660
Illinois Tool Works, Inc.	131,998	11,098
Ingersoll-Rand PLC	86,644	5,337
Leggett & Platt, Inc.	46,334	1,434
Pall Corp.	35,844	3,059
Parker Hannifin Corp.	48,159	6,195
Pentair Ltd. (Registered)	64,174	4,984
Textron, Inc.	91,375	3,359

		188,074

Office/Business Equipment - 0.1%
Pitney Bowes, Inc.	64,655	1,507
Xerox Corp.	372,890	4,538

		6,045

Oil & Gas - 8.0%
Anadarko Petroleum Corp.	162,731	12,908
Apache Corp.	129,083	11,093
Cabot Oil & Gas Corp.	135,580	5,255
Chesapeake Energy Corp.	163,056	4,425
Chevron Corp.	621,652	77,651

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0% continued
Oil & Gas - 8.0% continued
ConocoPhillips	396,140	$27,987
Denbury Resources, Inc.*	118,388	1,945
Devon Energy Corp.	123,418	7,636
Diamond Offshore Drilling, Inc.	22,589	1,286
Ensco PLC, Class A	75,224	4,301
EOG Resources, Inc.	88,279	14,817
EQT Corp.	48,451	4,350
Exxon Mobil Corp.	1,412,036	142,898
Helmerich & Payne, Inc.	34,699	2,917
Hess Corp.	92,061	7,641
Marathon Oil Corp.	225,287	7,953
Marathon Petroleum Corp.	97,322	8,927
Murphy Oil Corp.	56,418	3,660
Nabors Industries Ltd.	84,092	1,429
Newfield Exploration Co.*	44,221	1,089
Noble Corp. PLC	81,226	3,044
Noble Energy, Inc.	116,187	7,913
Occidental Petroleum Corp.	260,668	24,790
Phillips 66	193,816	14,949
Pioneer Natural Resources Co.	46,114	8,488
QEP Resources, Inc.	57,849	1,773
Range Resources Corp.	52,577	4,433
Rowan Cos. PLC, Class A*	39,842	1,409
Southwestern Energy Co.*	113,166	4,451
Tesoro Corp.	42,974	2,514
Transocean Ltd.	109,279	5,401
Valero Energy Corp.	174,452	8,792
WPX Energy, Inc.*	63,923	1,303

		439,428

Oil & Gas Services - 1.4%
Baker Hughes, Inc.	143,316	7,920
Cameron International Corp.*	76,935	4,580
FMC Technologies, Inc.*	76,230	3,980
Halliburton Co.	274,299	13,921
National Oilwell Varco, Inc.	138,531	11,017
Schlumberger Ltd.	425,872	38,375

		79,793

Packaging & Containers - 0.1%
Ball Corp.	46,373	2,396
Bemis Co., Inc.	32,940	1,349
Owens-Illinois, Inc.*	53,517	1,915
Sealed Air Corp.	63,700	2,169

		7,829

Pharmaceuticals - 6.8%
Abbott Laboratories	499,762	19,156
AbbVie, Inc.	514,210	27,155
Actavis PLC*	56,118	9,428
Allergan, Inc.	96,033	10,667
AmerisourceBergen Corp.	74,298	5,224
Bristol-Myers Squibb Co.	532,204	28,287
Cardinal Health, Inc.	110,497	7,382
Eli Lilly & Co.	320,413	16,341
Express Scripts Holding Co.*	260,391	18,290
Forest Laboratories, Inc.*	76,907	4,617
Johnson & Johnson	911,898	83,521
McKesson Corp.	74,107	11,961
Mead Johnson Nutrition Co.	65,286	5,468
Merck & Co., Inc.	944,237	47,259
Mylan, Inc.*	124,307	5,395
Perrigo Co. Plc	43,002	6,599
Pfizer, Inc.	2,094,698	64,161
Zoetis, Inc.	161,226	5,270

		376,181

Pipelines - 0.5%
Kinder Morgan, Inc.	217,701	7,837
ONEOK, Inc.	66,291	4,122
Spectra Energy Corp.	216,423	7,709
Williams (The) Cos., Inc.	220,994	8,524

		28,192

Real Estate - 0.0%
CBRE Group, Inc., Class A*	90,426	2,378

Real Estate Investment Trusts - 1.8%
American Tower Corp.	127,632	10,188
Apartment Investment & Management Co., Class A	47,591	1,233
AvalonBay Communities, Inc.	39,183	4,633
Boston Properties, Inc.	49,628	4,981
Equity Residential	108,141	5,609
General Growth Properties, Inc.	174,126	3,495
HCP, Inc.	146,822	5,333
Health Care REIT, Inc.	93,377	5,002
Host Hotels & Resorts, Inc.	244,130	4,746
Kimco Realty Corp.	133,383	2,634
Macerich (The) Co.	45,784	2,696
Plum Creek Timber Co., Inc.	57,012	2,652
Prologis, Inc.	160,940	5,947
Public Storage	46,690	7,028

EQUITY INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0% continued
Real Estate Investment Trusts - 1.8% continued
Simon Property Group, Inc.	100,402	$15,277
Ventas, Inc.	94,607	5,419
Vornado Realty Trust	56,044	4,976
Weyerhaeuser Co.	188,454	5,949

		97,798

Retail - 6.1%
AutoNation, Inc.*	20,510	1,019
AutoZone, Inc.*	11,004	5,259
Bed Bath & Beyond, Inc.*	69,419	5,574
Best Buy Co., Inc.	87,816	3,502
CarMax, Inc.*	71,827	3,377
Chipotle Mexican Grill, Inc.*	10,049	5,354
Coach, Inc.	90,627	5,087
Costco Wholesale Corp.	141,195	16,804
CVS Caremark Corp.	384,666	27,530
Darden Restaurants, Inc.	42,445	2,308
Dollar General Corp.*	95,257	5,746
Dollar Tree, Inc.*	66,828	3,770
Family Dollar Stores, Inc.	31,456	2,044
GameStop Corp., Class A	37,556	1,850
Gap (The), Inc.	85,636	3,347
Home Depot (The), Inc.	455,173	37,479
Kohl’s Corp.	65,068	3,693
L Brands, Inc.	78,461	4,853
Lowe’s Cos., Inc.	338,075	16,752
Macy’s, Inc.	119,153	6,363
McDonald’s Corp.	321,525	31,197
Nordstrom, Inc.	46,090	2,848
O’Reilly Automotive, Inc.*	34,696	4,466
PetSmart, Inc.	33,802	2,459
PVH Corp.	26,559	3,612
Ross Stores, Inc.	69,833	5,233
Staples, Inc.	215,014	3,417
Starbucks Corp.	243,589	19,095
Target Corp.	204,317	12,927
Tiffany & Co.	35,819	3,323
TJX Cos., Inc.	229,889	14,651
Urban Outfitters, Inc.*	35,510	1,317
Walgreen Co.	281,490	16,169
Wal-Mart Stores, Inc.	522,777	41,137
Yum! Brands, Inc.	143,932	10,883

		334,445

Savings & Loans - 0.0%
Hudson City Bancorp, Inc.	153,110	1,444
People’s United Financial, Inc.	101,372	1,533

		2,977

Semiconductors - 2.7%
Altera Corp.	104,043	3,384
Analog Devices, Inc.	100,200	5,103
Applied Materials, Inc.	388,644	6,875
Broadcom Corp., Class A	174,418	5,171
First Solar, Inc.*	22,404	1,224
Intel Corp.	1,606,731	41,711
KLA-Tencor Corp.	53,994	3,480
Lam Research Corp.*	52,193	2,842
Linear Technology Corp.	75,995	3,462
LSI Corp.	176,306	1,943
Microchip Technology, Inc.	64,267	2,876
Micron Technology, Inc.*	340,249	7,404
NVIDIA Corp.	188,439	3,019
QUALCOMM, Inc.	546,058	40,545
Texas Instruments, Inc.	353,863	15,538
Xilinx, Inc.	86,731	3,983

		148,560

Software - 3.7%
Adobe Systems, Inc.*	150,285	8,999
Akamai Technologies, Inc.*	58,015	2,737
Autodesk, Inc.*	72,612	3,655
CA, Inc.	105,019	3,534
Cerner Corp.*	95,151	5,304
Citrix Systems, Inc.*	60,146	3,804
Dun & Bradstreet (The) Corp.	12,143	1,491
Electronic Arts, Inc.*	99,847	2,290
Fidelity National Information Services, Inc.	94,094	5,051
Fiserv, Inc.*	83,347	4,922
Intuit, Inc.	92,021	7,023
Microsoft Corp.	2,455,367	91,904
Oracle Corp.	1,134,217	43,395
Paychex, Inc.	104,750	4,769
Red Hat, Inc.*	61,646	3,455
Salesforce.com, Inc.*	179,471	9,905

		202,238

Telecommunications - 3.3%
AT&T, Inc.	1,702,824	59,871
CenturyLink, Inc.	191,046	6,085
Cisco Systems, Inc.	1,728,140	38,797

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0% continued
Telecommunications - 3.3% continued
Corning, Inc.	467,794	$8,336
Crown Castle International Corp.*	107,966	7,928
Frontier Communications Corp.	321,593	1,495
Harris Corp.	34,836	2,432
Juniper Networks, Inc.*	162,669	3,672
Motorola Solutions, Inc.	74,418	5,023
Verizon Communications, Inc.	925,017	45,455
Windstream Holdings, Inc.	193,470	1,544

		180,638

Textiles - 0.0%
Mohawk Industries, Inc.*	19,730	2,938

Toys, Games & Hobbies - 0.1%
Hasbro, Inc.	37,598	2,068
Mattel, Inc.	109,333	5,202

		7,270

Transportation - 1.7%
C.H. Robinson Worldwide, Inc.	49,056	2,862
CSX Corp.	327,899	9,434
Expeditors International of Washington, Inc.	66,082	2,924
FedEx Corp.	96,256	13,839
Kansas City Southern	35,471	4,392
Norfolk Southern Corp.	99,902	9,274
Ryder System, Inc.	16,806	1,240
Union Pacific Corp.	148,906	25,016
United Parcel Service, Inc., Class B	231,119	24,286

		93,267

Total Common Stocks (Cost $3,305,179)		5,331,361

INVESTMENT COMPANIES - 2.6%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(3) (4)	145,036,802	145,037

Total Investment Companies (Cost $145,037)		145,037

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.2%
U.S. Treasury Bill,
0.05%, 4/10/14(5)	$10,505	$10,503

Total Short-Term Investments (Cost $10,503)		10,503

Total Investments - 99.8% (Cost $3,460,719)		5,486,901

Other Assets less Liabilities - 0.2%		12,828

NET ASSETS - 100.0%		$5,499,729

(1)	At March 31, 2013, the value of the Fund’s investment in Northern Trust Corp. was approximately $3,881,000. There were no purchases or sales during the nine months ended December 31, 2013. The change in net unrealized appreciation during the nine months ended December 31, 2013, was approximately $522,000.
(2)	Investment in affiliate.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(4)	At March 31, 2013, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $72,982,000 with net purchases of approximately $72,055,000 during the nine months ended December 31, 2013.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2013, the Stock Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
E-Mini S&P 500	1,822	$167,724	Long	3/14	$3,176

EQUITY INDEX FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

At December 31, 2013, the industry sectors for the Stock Index Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	12.5%
Consumer Staples	9.8
Energy	10.3
Financials	16.2
Health Care	13.0
Industrials	10.9
Information Technology	18.6
Materials	3.5
Telecommunication Services	2.3
Utilities	2.9

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy, as of December 31, 2013:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$5,331,361	(1)	$—	$—	$5,331,361
Investment Companies	145,037		—	—	145,037
Short-Term Investments	—		10,503	—	10,503

Total Investments	$5,476,398		$10,503	$—	$5,486,901

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$3,176		$—	$—	$3,176

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At December 31, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Federal Tax Information:

At December 31, 2013, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$3,585,620

Gross tax appreciation of investments	$1,936,346
Gross tax depreciation of investments	(35,065)

Net tax appreciation of investments	$1,901,281

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MUNICIPAL MONEY MARKET FUND	DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.5%
California - 99.5%
Alameda County California IDA Revenue VRDB, Convergent Laser Tech, (Wells Fargo Bank N.A. LOC), 0.06%, 1/9/14	$4,220	$4,220
California Educational Facilities Authority Adjustable Revenue Refunding Bonds, Stanford University, Series L, 0.03%, 1/9/14	300	300
California Educational Facilities Authority Adjustable Revenue Refunding Bonds, Stanford University, Series L-3, 0.03%, 1/9/14	200	200
California Educational Facilities Authority Adjustable Revenue Refunding Bonds, Stanford University, Series L-4, 0.03%, 1/9/14	2,590	2,590
California Educational Facilities Authority Revenue Refunding VRDB, Stanford University, Series L-7, 0.03%, 1/9/14	1,300	1,300
California Health Facilities Financing Authority Revenue VRDB, (Bank of Montreal LOC), 0.04%, 1/9/14	6,725	6,725
California Health Facilities Financing Authority Revenue VRDB, Adventist Health System West, Series B, (U.S. Bank N.A. LOC), 0.03%, 1/2/14	3,500	3,500
California Infrastructure & Economic Development Bank Revenue Refunding VRDB, Series A, Pacific Gas & Electric, (Mizuho Bank Ltd. LOC), 0.02%, 1/2/14	5,350	5,350
California Infrastructure & Economic Development Bank Revenue VRDB, Southern California Public Radio Project, (JPMorgan Chase Bank N.A. LOC), 0.06%, 1/2/14	2,300	2,300
California Infrastructure and Economic Development Bank Revenue VRDB, (Comerica Bank LOC), 0.07%, 1/9/14	9,100	9,100
California Municipal Finance Authority Revenue Refunding VRDB, Touro University California Project, (FHLB of San Francisco LOC), 0.04%, 1/9/14	7,400	7,400
California Municipal Finance Authority Revenue VRDB, Westmont College, Series A, (Comerica Bank LOC), 0.09%, 1/9/14	5,460	5,460
California Pollution Control Financing Authority Adjustable Revenue Refunding Bonds, PCR Daily Paper, Pacific Gas & Electric, Series C, (JPMorgan Chase Bank N.A. LOC), 0.02%, 1/2/14	12,100	12,100
California Pollution Control Financing Authority Revenue Refunding Bonds, Pacific Gas & Electric, Series F, (JPMorgan Chase Bank N.A. LOC), 0.01%, 1/2/14	3,100	3,100
California Pollution Control Financing Authority Solid Waste Disposal Revenue VRDB, Big Bear Disposal, Inc. Project, (Union Bank N.A. LOC), 0.07%, 1/9/14	2,210	2,210
California Pollution Control Financing Authority Solid Waste Disposal Revenue VRDB, Mission Trail Waste, Series A, (Comerica Bank LOC), 0.08%, 1/9/14	2,440	2,440
California School Cash Reserve Program Authority Revenue Notes, Senior, Series A, 2.00%, 4/1/14	4,000	4,018
California School Cash Reserve Program Authority Revenue Notes, Senior, Series B, 2.00%, 6/2/14	3,300	3,325
California State Revenue Notes, Series A-1, 2.00%, 5/28/14	7,000	7,050
California State Revenue Notes, Series A-2, 2.00%, 6/23/14	13,000	13,109
California Statewide Communities Development Authority Gas Supply Revenue VRDB, 0.06%, 1/9/14	1,400	1,400
California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Broadway Studios Apartments, Series A, (FHLB of San Francisco LOC), 0.05%, 1/9/14	1,300	1,300

NORTHERN FUNDS QUARTERLY REPORT    1    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.5% continued
California - 99.5% continued
California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Encanto Homes Apartments, (FHLB of San Francisco LOC), 0.06%, 1/9/14	$5,800	$5,800
California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Highlander Pointe Apartments, Series A, (FHLB of San Francisco LOC), 0.08%, 1/9/14	5,000	5,000
California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Pine View Apartments, Series A, Series A, (Citibank N.A. LOC), 0.08%, 1/9/14	1,200	1,200
California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, South Shore Apartments, Series M, (FHLB of San Francisco LOC), 0.05%, 1/9/14	3,290	3,290
California Statewide Communities Development Authority Multifamily Revenue VRDB, Varenna Assisted Living, Series F, (FHLB of San Francisco LOC), 0.05%, 1/9/14	7,785	7,785
California Statewide Communities Development Authority Revenue Refunding VRDB, Retirement Housing Foundation, (U.S. Bank N.A. LOC), 0.04%, 1/9/14	4,500	4,500
California Statewide Communities Development Authority Revenue VRDB, Development at Robert Louis Stevenson, (U.S. Bank N.A. LOC), 0.06%, 1/9/14	6,700	6,700
Castaic Lake Water Agency California Revenue COPS VRDB, 1994 Refunding Project, Series A, (Wells Fargo Bank N.A. LOC), 0.03%, 1/9/14	4,500	4,500
City of Carlsbad California Multifamily Housing Revenue Refunding VRDB, Santa Fe Ranch Apartments Project, (FHLMC LOC), 0.07%, 1/9/14	6,420	6,420
City of Fresno California Multifamily Housing Revenue Refunding VRDB, Heron Pointe Apartments, Series A, (FNMA LOC), 0.08%, 1/9/14	6,210	6,210
City of Livermore California COPS VRDB, Capital Projects, (U.S. Bank N.A. LOC), 0.04%, 1/9/14	1,300	1,300
City of Manhattan Beach California COPS Refunding VRDB, (Union Bank N.A. LOC), 0.06%, 1/9/14	2,180	2,180
City of Oceanside California Multifamily Housing Revenue VRDB, Shadow Way, Non AMT, (FHLMC LOC), 0.05%, 1/9/14	1,500	1,500
City of Salinas California Economic Development Revenue VRDB, Monterey County Public Building, Series A, (Bank of New York Mellon LOC), 0.04%, 1/9/14	100	100
Corona California Multifamily Housing Revenue Refunding VRDB, Country Hills Project, (FHLMC LOC), 0.08%, 1/9/14	4,600	4,600
County of Riverside Teeter Obligation Revenue Notes, Series D, 2.00%, 10/15/14	2,000	2,028
Deutsche Bank Spears/Lifers Trust Goldman Sachs Adjustable Revenue Bonds, Series DBE-709, (Deutsche Bank A.G. Gtd.), 0.21%, 1/9/14(1)	14,299	14,299
Deutsche Bank Spears/Lifers Trust, Goldman Sachs G.O., Series DB-461, (Deutsche Bank A.G. Gtd.), 0.07%, 1/9/14(1)	7,310	7,310
Deutsche Bank Spears/Lifers Trust, Goldman Sachs, G.O., Series DB-649, (Deutsche Bank A.G. Gtd.), 0.07%, 1/9/14	11,096	11,096
East Bay Municipal Utility District Wastewater System Revenue Refunding VRDB, Series C, 0.03%, 1/9/14	7,000	7,000

MONEY MARKET FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.5% continued
California - 99.5% continued
Golden Empire Schools Financing Authority Lease Revenue Refunding VRDB, Floating Notes, Kern High School, Series D, 0.36%, 1/2/14(2)	$3,500	$3,500
Golden State Tobacco Securitization Corp. Tobacco Settlement Adjustable Revenue Bonds, Eagle-20130013, Class A, (Berkshire Hathaway, Inc. Insured), 0.16%, 1/9/14(1)	9,900	9,900
Irvine Ranch Water District VRDB, Special Assessment, Districts Numbers 140-240-105-250, (Bank of New York Mellon LOC), 0.01%, 1/2/14	6,900	6,900
Los Angeles California Multifamily Revenue Refunding VRDB, Mountainback, Series B, (FHLMC LOC), 0.09%, 1/9/14	8,240	8,240
Los Angeles County Schools Pooled Financing Program TRANS, Series C-8, 2.00%, 1/31/14	4,000	4,005
Los Angeles Department of Water & Power Revenue VRDB, Subseries B-1, 0.04%, 1/9/14	2,500	2,500
Los Angeles Department of Water & Power Waterworks Revenue VRDB, Subseries B-2, 0.02%, 1/2/14	2,500	2,500
Los Angeles Department of Water & Power Waterworks Revenue VRDB, Subseries B-4, 0.04%, 1/9/14	1,525	1,525
Los Angeles Harbor Department Municipal Interest Bearing CP, 0.12%, 2/13/14	5,000	5,000
Metropolitan Water District of Southern California Revenue Refunding VRDB, Series D, 0.03%, 1/9/14	7,000	7,000
Mission Viejo Community Development Financing Authority Revenue VRDB, Mall Improvement Project, Series A, (Union Bank N.A. LOC), 0.03%, 1/9/14	4,000	4,000
Nuveen California Dividend Advantage Municipal Fund 3 VRDP, Series 1-1600, 0.15%, 1/9/14(1)	7,000	7,000
Nuveen California Select Quality Municipal Fund, Inc. VRDP, Series 1-1589, 0.13%, 1/9/14(1)	5,000	5,000
Orange County California Apartment Development Revenue Refunding Bonds, Larkspur Canyon Apartments, Series A, (FNMA LOC), 0.03%, 1/9/14	7,435	7,435
Orange County Housing Authority Apartment Development Revenue Refunding VRDB, Oasis Martinique, Series I, (FNMA LOC), 0.08%, 1/9/14	3,000	3,000
Riverside County California COPS VRDB, Aces-Riverside County Public Facilities, Series B, (State Street Bank & Trust Co. LOC), 0.04%, 1/9/14	850	850
Series C, (State Street Bank & Trust Co. LOC), 0.04%, 1/9/14	500	500
Riverside County Multifamily Housing Authority Revenue Refunding VRDB, Tyler Springs Apartments, Series C, (FNMA LOC), 0.04%, 1/9/14	7,450	7,450
Sacramento County Multifamily Housing Authority Revenue Refunding VRDB, Seasons at Winter, Series C-2, (FHLMC LOC), 0.08%, 1/9/14	7,100	7,100
Sacramento County Multifamily Housing Authority Revenue Refunding VRDB, Ashford, Series D, (FNMA LOC), 0.04%, 1/9/14	1,000	1,000
San Bernardino County California Multifamily Revenue Refunding VRDB, Housing Mortgage Mountain View, Series A, (FNMA LOC), 0.07%, 1/9/14	7,110	7,110
San Diego Unified School District G.O. Limited TRANS, Series A-1, 2.00%, 1/31/14	3,000	3,005
San Francisco City & County Airports Commission International Airport Revenue Refunding VRDB, Series 37C, (Union Bank N.A. LOC), 0.04%, 1/9/14	9,095	9,095

NORTHERN FUNDS QUARTERLY REPORT    3    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.5% continued
California - 99.5% continued
Southern California Public Power Authority Revenue VRDB, Natural Gas Project, (Barclays Bank PLC LOC), 0.04%, 1/9/14	$6,630	$6,630
State of California G.O. Unlimited VRDB, Series B, Subseries B-2, (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.03%, 1/9/14	19,050	19,050
State of California G.O., Series A-3, (Bank of Montreal LOC), 0.01%, 1/2/14	5,300	5,300
Tahoe Forest Hospital District California Revenue VRDB, Health Facility, (U.S. Bank N.A. LOC), 0.04%, 1/2/14	2,455	2,455
University of California Municipal CP VRDB, 0.02%, 1/9/14	5,400	5,400
West Hills Community College District COPS VRDB, (Union Bank N.A. LOC), 0.03%, 1/9/14	6,025	6,025
Western Municipal California Water District Facilities Authority Revenue Refunding Bonds, Series A, (Union Bank N.A. LOC), 0.03%, 1/9/14	6,500	6,500

		366,290

Total Municipal Investments (Cost $366,290)		366,290

Total Investments - 99.5% (Cost $366,290)(3)		366,290

Other Assets less Liabilities - 0.5%		1,828

NET ASSETS - 100.0%		$368,118

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(2)	Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(3)	The cost for federal income tax purposes was $366,290.

Percentages shown are based on Net Assets.

At December 31, 2013, the industry sectors for the California Municipal Money Market Fund were:

INDUSTRY SECTOR	% OF TOTAL INVESTMENTS
Air, Transportation, Water Services and Solid Waste Management	19.6%
Educational Services	18.0
Executive, Legislative & Gen. Gov.	8.6
Health Services, Hospital and Residential Care	5.5
Urban and Community Development, Housing Programs and Social Services	23.1
Miscellaneous Revenues	12.6
All other sectors less than 5%	12.6

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments, which are carried at amortized cost, which approximates fair value, by the above fair value hierarchy, as of December 31, 2013:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by California Municipal Money Market Fund	$—	$366,290	(1) (2)	$—	$366,290

(1)	Classifications as defined in the Schedule of Investments.
(2)	Investments held by the California Municipal Money Market Fund are valued at amortized cost and therefore are classified as Level 2. NTI categorizes an investment in the California Municipal Money Market Fund as Level 1, due to quoted market prices being available in active markets.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At December 31, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

MONEY MARKET FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity date represents the next interest reset date for floating rate securities. For all other securities, the date shown represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AMT - Alternative Minimum Tax

COPS - Certificates of Participation

CP - Commercial Paper

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

Gtd. - Guaranteed

IDA - Industrial Development Authority

LOC - Letter of Credit

PCR - Pollution Control Revenue

TRANS - Tax and Revenue Anticipation Notes

VRDB - Variable Rate Demand Bonds

VRDP - Variable Rate Demand Preferred

NORTHERN FUNDS QUARTERLY REPORT    5    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND	DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ABS COMMERCIAL PAPER - 4.5%
ABS Other - 4.5%
Barclays Bank PLC U.S. Collateralized CP 0.21%, 3/5/14	$31,660	$31,648
Bedford Row Funding Corp., 0.32%, 9/15/14	11,000	10,975
0.30%, 10/20/14	24,000	23,942
Collateralized Commercial Paper II, 0.22%, 3/25/14	55,000	54,972
0.30%, 6/9/14	30,165	30,125
Collateralized Commercial Paper LLC, 0.22%, 1/3/14	50,025	50,024
Crown Point Capital Co. LLC, 0.20%, 1/6/14	15,905	15,905
Gemini Securitization Corp. LLC, 0.21%, 2/19/14	52,530	52,515
Gotham Funding, 0.18%, 1/6/14	15,000	15,000
Kells Funding LLC, 0.22%, 1/6/14	20,000	19,999
0.24%, 3/20/14	23,000	22,988
MetLife Short Term Funding LLC, 0.14%, 1/22/14	25,200	25,198
Ridgefield Funding Co. LLC, 0.25%, 2/10/14	14,530	14,526

		367,817

Total ABS Commercial Paper (Cost $367,817)		367,817

ASSET-BACKED SECURITIES - 0.2%
Car Loan - 0.2%
Ford Credit Auto Owner Trust, Series 2013-D, Class A1, 0.24%, 12/15/14(1) (2)	12,004	12,004
Mercedes-Benz Auto Receivables Trust, Series 2013-1, Class A1, 0.22%, 8/15/14	6,308	6,308

		18,312

Total Asset-Backed Securities (Cost $18,312)		18,312

CERTIFICATES OF DEPOSIT - 28.0%
Banking - 28.0%
Bank of America N.A., 0.21%, 2/18/14	36,000	36,000
0.21%, 3/3/14	38,000	38,000
Bank of Montreal, London Branch, 0.25%, 3/5/14	34,000	34,000
Bank of Nova Scotia, Houston, 0.18%, 1/2/14, FRCD(3)	60,000	60,000
0.24%, 1/2/14, FRCD(3)	33,000	33,000
0.26%, 1/2/14, FRCD(3)	40,000	40,000
0.18%, 1/6/14, FRCD(3)	45,000	45,000
Bank of Tokyo-Mitsubishi UFJ Ltd., 0.18%, 1/21/14	60,000	60,000
0.20%, 2/18/14	15,000	15,000
0.25%, 5/15/14	58,000	58,000
Barclays Bank PLC, New York Branch, 0.25%, 5/9/14	58,000	58,000
BNP Paribas S.A., Chicago Branch, 0.22%, 2/3/14	60,000	60,000
0.22%, 2/13/14	36,000	36,000
0.23%, 3/10/14	50,000	50,000
Citibank N.A., New York Branch, 0.20%, 2/18/14	55,000	55,000
Credit Agricole S.A., London, 0.22%, 2/10/14	78,000	78,000
0.24%, 3/19/14	22,000	22,000
Credit Suisse, New York, 0.26%, 2/21/14	110,000	110,000
0.27%, 3/21/14	14,000	14,000
Deutsche Bank A.G., New York Branch, 0.33%, 2/27/14	45,000	45,000
DNB Nor Bank ASA, London, 0.18%, 2/4/14	40,000	40,000
JPMorgan Chase Bank N.A., 0.33%, 2/7/14	30,150	30,154
Mitsubishi UFJ Trust & Banking Corp., 0.21%, 3/5/14	33,320	33,320
Mizuho Bank Ltd., New York Branch, 0.21%, 3/10/14	33,475	33,475
0.24%, 3/10/14	15,960	15,960
National Australia Bank Ltd., London, 0.20%, 1/22/14, FRCD(3)	60,000	60,000
0.24%, 2/24/14	42,000	42,000
0.24%, 3/9/14, FRCD(3)	40,000	40,000
Nordea Bank Finland PLC, New York, 0.18%, 3/24/14	55,000	54,999
Norinchukin Bank, New York Branch, 0.22%, 3/4/14	33,000	33,000

NORTHERN FUNDS QUARTERLY REPORT    1    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CERTIFICATES OF DEPOSIT - 28.0% continued
Banking - 28.0% continued
Oversea-Chinese Banking Corp., 0.20%, 2/25/14	$24,000	$24,000
0.24%, 6/12/14	55,000	55,000
Rabobank Nederland, New York Branch, 0.26%, 3/24/14, FRCD	32,010	32,015
Royal Bank of Canada, New York, 0.30%, 1/1/14, FRCD(3)	22,000	22,000
0.25%, 1/2/14, FRCD(3)	34,000	34,000
0.29%, 1/2/14, FRCD(3)	17,000	17,000
0.31%, 1/2/14, FRCD(3)	33,000	33,000
0.20%, 1/21/14, FRCD(3)	32,000	32,000
Skandinaviska Enskilda Banken AB, New York, 0.16%, 1/28/14	22,000	22,000
Societe Generale, New York Branch, 0.24%, 2/13/14	72,000	72,000
0.25%, 3/10/14	51,000	51,000
Sumitomo Mitsui Banking Corp., New York, 0.21%, 2/10/14	52,790	52,790
0.26%, 3/17/14	27,220	27,220
Svenska Handelsbanken, New York, 0.17%, 1/27/14	38,000	38,000
Toronto Dominion Bank, New York, 0.17%, 2/6/14	57,000	57,000
0.23%, 2/20/14	25,000	25,000
0.23%, 3/7/14	62,000	62,000
Wells Fargo Bank N.A., 0.18%, 1/1/14, FRCD(3)	61,200	61,200
0.22%, 1/2/14, FRCD(3)	30,800	30,802
0.24%, 1/14/14, FRCD(3)	37,000	37,000
0.22%, 1/21/14, FRCD(3)	45,340	45,340
0.21%, 1/23/14, FRCD(3)	30,000	30,000
0.20%, 5/2/14	54,880	54,880
Westpac Banking Corp., New York, 0.26%, 1/2/14, FRCD(3)	17,000	16,999
0.24%, 2/7/14, FRCD(3)	38,000	38,000

		2,300,154

Total Certificates of Deposit (Cost $2,300,154)		2,300,154

COMMERCIAL PAPER - 7.7%
Automotive - 1.0%
Toyota Motor Credit Corp., 0.21%, 1/3/14(3)	42,000	42,000
0.23%, 1/29/14	42,365	42,357

		84,357

Banking - 3.7%
Australia and New Zealand Banking Group, 0.28%, 1/2/14(3)	10,000	10,000
0.24%, 2/18/14(3)	60,000	60,000
Commonwealth Bank of Australia, 0.24%, 3/17/14(3)	22,765	22,765
ING US Funding LLC, 0.24%, 4/10/14	41,885	41,857
JP Morgan Securities LLC, 0.30%, 4/24/14	55,000	54,948
Nordea Bank AB, 0.22%, 3/24/14	7,000	6,997
Societe Generale, North America, Inc., 0.28%, 3/3/14	33,570	33,554
United Overseas Bank Ltd. 0.20%, 4/7/14	14,810	14,802
0.22%, 5/5/14	15,190	15,179
Westpac Banking Corp., New York, 0.28%, 1/13/14(3)	20,000	20,000
0.24%, 3/18/14(3)	20,000	20,000

		300,102

Food and Beverage - 0.6%
Coca-Cola (The) Co., 0.11%, 1/9/14	25,000	25,000
0.12%, 2/11/14	27,000	26,996

		51,996

Foreign Agencies - 1.6%
Caisse D’Amortissement De La Dette, 0.28%, 2/3/14	34,380	34,371
Caisse Des Depots Et Consignations, 0.20%, 3/7/14	35,700	35,687
0.23%, 3/17/14	40,000	39,981
KFW,
0.14%, 2/20/14	18,680	18,677

		128,716

Non Captive Diversified - 0.8%
General Electric Capital Corp., 0.18%, 1/23/14	41,000	40,995

MONEY MARKET FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER - 7.7% continued
Non Captive Diversified - 0.8% continued
0.24%, 4/28/14	$22,220	$22,203

		63,198

Total Commercial Paper (Cost $628,369)		628,369

CORPORATE NOTES/BONDS - 7.8%
Automotive - 0.6%
American Honda Finance Corp., 0.24%, 2/20/14, FRN(1) (3)	16,105	16,105
0.24%, 3/12/14, FRN(3)	30,800	30,800

		46,905

Consumer Products - 0.6%
Kimberly-Clark Corp., 4.17%, 12/19/16(1)	44,925	46,638

Foreign Agencies - 2.9%
Export Development Canada, 0.13%, 1/1/14, FRN(1) (3)	50,000	50,000
0.11%, 1/2/14, FRN(1) (3)	17,000	16,999
0.13%, 1/2/14, FRN(1) (3)	75,000	75,000
KFW, 0.15%, 1/2/14, FRN(3)	39,000	39,000
KFW, Government Gtd., 0.13%, 1/1/14, FRN(3)	50,000	49,991
1.38%, 1/13/14	10,940	10,944

		241,934

Retailers - 0.7%
Wal-Mart Stores, 5.40%, 6/1/14, FRN	59,000	60,287

Supranational - 2.7%
International Bank for Reconstruction & Development, 0.15%, 1/1/14, FRN(3)	46,000	46,000
0.10%, 1/2/14, FRN(3)	45,000	44,998
0.13%, 1/2/14, FRN(3)	34,000	33,994
0.15%, 1/2/14, FRN(3)	55,000	55,000
International Finance Corp., 0.15%, 1/2/14, FRN(3)	18,000	18,000
3.00%, 4/22/14	25,000	25,219

		223,211

Technology - 0.3%
Cisco Systems, Inc. 0.49%, 3/14/14, FRN	25,725	25,742

Total Corporate Notes/Bonds (Cost $644,717)		644,717

EURO NOTE - 0 .1%
Sovereign - 0.1%
Bank of England Euro Note, 1.38%, 3/7/14(1)	10,000	10,020

Total Euro Note (Cost $10,020)		10,020

EURO DOLLAR TIME DEPOSITS - 10.7%
Banking - 10.7%
Bank of Tokyo-Mitsubishi UFJ Ltd., 0.05%, 1/2/14	172,000	172,000
0.12%, 1/2/14(3)	169,745	169,745
0.12%, 1/3/14(3)	170,600	170,600
DBS Bank Ltd., Singapore Branch, 0.07%, 1/2/14	300,000	300,000
0.18%, 1/9/14(1) (2)	70,000	70,000

		882,345

Total Eurodollar Time Deposits (Cost $882,345)		882,345

MEDIUM TERM NOTES - 0.5%
Banking - 0.1%
UBS A.G., New York Branch, 2.25%, 1/28/14	10,880	10,893

Foreign Agencies - 0.2%
KFW, 0.21%, 2/28/14	13,000	12,999

Non Captive Diversified - 0.2%
General Electric Capital Corp., 5.65%, 6/9/14	17,130	17,527

Total Medium Term Notes (Cost $41,419)		41,419

NORTHERN FUNDS QUARTERLY REPORT    3    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 15.9%
California - 2.5%
California Infrastructure & Economic Development Bank Revenue Refunding VRDB, Pacific Gas Electric, Series B, (Mizuho Bank Ltd. LOC), 0.02%, 1/2/14	$43,500	$43,500
California State Revenue Notes, Series A-1, 2.00%, 5/28/14	32,675	32,910
Los Angeles California Department of Water & Power System Revenue VRDB, Subseries A-2, 0.05%, 1/9/14	50,000	50,000
Los Angeles Community Redevelopment Agency Multifamily Housing Revenue Refunding VRDB, Grand Promenade Project, (FHLMC LOC), 0.08%, 1/9/14	34,500	34,500
University of California Municipal CP, 0.12%, 1/21/14	44,872	44,869

		205,779

District of Columbia - 0.6%
Metropolitan Washington Airports Authority Revenue Refunding VRDB, Subseries C-2, (Barclays Bank PLC LOC), 0.05%, 1/9/14	47,220	47,220

Florida - 0.7%
Escambia County Florida Health Facilities Authority Revenue Refunding VRDB, Azalea Trace, Inc., Series B, (TD Bank N.A. LOC), 0.03%, 1/2/14	25,395	25,395
Highlands County Health Facilities Authority Revenue VRDB, Hospital Adventist Health System, Series A, 0.04%, 1/9/14	28,205	28,205

		53,600

Idaho - 0.0%
Glacier 600 LLC, (U.S. Bank N.A. LOC), 0.13%, 1/9/14(3)	3,161	3,161

Kentucky - 0.5%
Kentucky Economic Development Finance Authority Hospital Facilities Revenue VRDB, Baptist Healthcare Systems, Series B-4, (Branch Banking & Trust Co. LOC), 0.06%, 1/9/14	43,255	43,255

Louisiana - 0.6%
East Baton Rouge Parish IDB Revenue VRDB, ExxonMobil Project, Series B, 0.01%, 1/2/14	45,000	45,000

Massachusetts - 0.5%
Massachusetts Department of Transportation Metropolitan Highway System Revenue VRDB, Contract Assistance, Series A7, (Commonwealth of Massachusetts Gtd.), 0.07%, 1/9/14	38,370	38,370

Mississippi - 0.4%
Mississippi Business Finance Corp. Mississippi Business Finance Commission Gulf Opportunity Zone Revenue VRDB, Chevron USA, Inc. Project, Series A, (Chevron Corp. Gtd.), 0.02%, 1/2/14	32,100	32,100

New Jersey - 0.7%
New Jersey Health Care Facilities Financing Authority Revenue Refunding VRDB, Underwood Memorial Hospital, (TD Bank N.A. LOC), 0.04%, 1/9/14	40,255	40,255
Township of Brick G.O. Unlimited Taxable BANS, Series A, 1.00%, 1/23/14	20,000	20,006

		60,261

New York-3.7%
City of New York Adjustable G.O. Unlimited Bonds, Subseries H-2, 0.02%, 1/2/14	50,530	50,530
City of New York G.O. Unlimited VRDB, Subseries D-3, 0.03%, 1/2/14	96,700	96,700
Monroe Security & Safety System New York Local Development Revenue VRDB, (Manufacturers & Traders Trust Co. LOC), 0.06%, 1/9/14	46,140	46,140
New York City Municipal Water Finance Authority Water & SewerSystem Adjustable Revenue Bonds, 2nd General Resolution, 0.02%, 1/2/14	76,170	76,170
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, New York City Water, Series AA-2, 0.04%, 1/9/14	20,000	20,000

MONEY MARKET FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 15.9% continued
New York - 3.7% continued
New York Liberty Development Corp. Revenue Refunding VRDB, World Trade Center, Series A, (U.S. Treasury Escrowed), 0.23%, 6/19/14	$16,000	$16,000

		305,540

North Carolina - 0.8%
North Carolina Medical Care Commission Hospital Revenue VRDB, Moses Cone Health System, Series A, 0.06%, 1/9/14	27,600	27,600
North Carolina State Medical Care Commission Hospital Revenue VRDB, Moses Cone Health System, Series B, 0.02%, 1/2/14	40,500	40,500

		68,100

Oklahoma - 1.2%
RBC Municipal Products, Inc. Trust Revenue VRDB, Floater Certificates, Series E-37 for Oklahoma, (Royal Bank of Canada LOC), 0.06%, 1/9/14(1)	96,155	96,155

Pennsylvania - 0.9%
Bucks County IDA Hospital Revenue VRDB, Grand View Hospital, Series A, (TD Bank N.A. LOC), 0.04%, 1/9/14	42,800	42,800
Delaware River Port Authority Revenue Refunding VRDB, Series A, (Royal Bank of Canada LOC), 0.04%, 1/9/14	34,700	34,700

		77,500

Texas - 1.3%
Texas State TRANS, 2.00%, 8/28/14	40,125	40,597
University of Texas Revenue Refunding VRDB, Financing System, Series B, 0.04%, 1/9/14	67,130	67,130

		107,727

Wisconsin - 0.7%
Wisconsin Health & Educational Facilities Authority Revenue VRDB, Marshfield, Series B, (JPMorgan Chase Bank N.A. LOC), 0.06%, 1/9/14	59,850	59,850

Wyoming - 0.8%
County of Uinta Wyoming PCR Refunding VRDB, Chevron USA, Inc. Project, 0.02%, 1/2/14	66,790	66,790

Total Municipal Investments (Cost $1,310,408)		1,310,408

U.S. GOVERNMENT AGENCIES - 10.3%(4)
Federal Farm Credit Bank - 1.9%
FFCB FRN,
0.17%, 1/1/14(3)	6,000	6,001
0.33%, 1/1/14(3)	30,000	30,029
0.08%, 1/2/14(3)	25,000	25,000
0.14%, 1/2/14(3)	42,000	41,994
0.14%, 1/11/14(3)	14,000	14,000
0.13%, 1/13/14(3)	35,000	34,999

		152,023

Federal Home Loan Bank - 7.4%
FHLB Bonds,
0.18%, 4/1/14	44,000	43,999
0.14%, 4/15/14	30,725	30,723
0.12%, 6/9/14	43,135	43,132
0.18%, 8/5/14	16,185	16,185
0.13%, 8/15/14	29,490	29,479
0.20%, 8/29/14	40,000	39,997
0.18%, 9/12/14	20,000	19,999
0.17%, 12/11/14	31,255	31,250
FHLB Discount Notes,
0.08%, 2/7/14	46,200	46,196
0.08%, 2/12/14	31,270	31,267
0.05%, 2/27/14	35,000	34,997
0.10%, 6/24/14	50,000	49,976
FHLB FRN,
0.12%, 1/5/14(3)	40,000	40,000
0.16%, 1/11/14(3)	43,000	42,991
0.08%, 1/16/14(3)	15,000	15,000
0.12%, 1/18/14(3)	50,000	49,998
0.14%, 2/1/14(3)	40,000	40,000

		605,189

Federal Home Loan Mortgage Corporation - 0.5%
FHLMC Discount Note,
0.16%, 11/18/14	40,000	39,943

NORTHERN FUNDS QUARTERLY REPORT    5    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 10.3%(4) continued
Federal National Mortgage Association - 0.5%
FNMA Discount Note, 0.13%, 5/19/14	$20,000	$19,990
FNMA FRN, 0.14%, 1/5/14(3)	25,000	24,992

		44,982

Total U.S. Government Agencies (Cost $842,137)		842,137

U.S. GOVERNMENT OBLIGATIONS - 3.0%
U.S. Treasury Bills - 1.4%
0.14%, 6/26/14	25,000	24,983
0.13%, 8/21/14	21,495	21,477
0.00%, 9/18/14	32,340	32,309
0.15%, 10/16/14	35,865	35,823

		114,592

U.S. Treasury Notes - 1.6%
1.75%, 1/31/14	91,955	92,073
0.13%, 7/31/14	20,000	19,992
0.25%, 9/15/14	20,000	20,008

		132,073

Total U.S. Government Obligations (Cost $246,665)		246,665

Investments, at Amortized Cost ($7,292,363)		7,292,363

REPURCHASE AGREEMENTS - 15.3%
Joint Repurchase Agreements - 0.9%(5)
Bank of America Securities LLC, dated 12/31/13, repurchase price $25,632 0.06%, 1/2/14(3)	25,632	25,632
Morgan Stanley & Co., Inc., dated 12/31/13, repurchase price $25,631 0.01%, 1/2/14(3)	25,631	25,631
Societe Generale, New York Branch, dated 12/31/13, repurchase price $25,631 0.01%, 1/2/14(3)	25,631	25,631

		76,894

Repurchase Agreements - 14.4%(6)
Federal Reserve Bank of New York, dated 12/31/13, repurchase price $1,050,001 0.03%, 1/2/14	1,050,000	1,050,000
JPMorgan Securities LLC, dated 12/31/13, repurchase price $100,002 0.43%, 1/2/14(1) (2) (3)	100,000	100,000
SG Americas Securities LLC, dated 12/31/13, repurchase price $31,000 0.16%, 1/2/14	31,000	31,000

		1,181,000

Total Repurchase Agreements (Cost $1,257,894)		1,257,894

Total Investments - 104.0% (Cost $8,550,257)(7)		8,550,257

Liabilities less Other Assets - (4.0)%		(328,391)
NET ASSETS - 100.0%		$8,221,866

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(2)	Restricted security has been deemed illiquid. At December 31, 2013, the value of these restricted illiquid securities amounted to approximately $182,004,000 or 2.2% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
DBS Bank Ltd., Singapore Branch, 0.18%, 1/9/14	12/6/13	$70,000

Ford Credit Auto Owner Trust, Series 2013-D, Class A1, 0.24%, 12/15/14	11/19/13	12,004

JPMorgan Securities LLC, 0.43%, 1/2/14	6/14/13	100,000

(3)	Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(4)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(5)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

MONEY MARKET FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$28,620	2.13% - 3.63%	4/15/28 - 2/15/41
U.S. Treasury Notes	$49,214	0.13% - 4.25%	6/30/14 - 4/15/18

Total	$77,834

(6)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
Corporate Bonds	$140,173	0.90% - 8.63%	4/7/14 - 5/15/67
U.S. Treasury Notes	$1,050,002	3.13%	5/15/19

Total	$1,190,175

(7)	The cost for federal income tax purposes was $8,550,257.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments, which are carried at amortized cost, which approximates fair value, by the above fair value hierarchy, as of December 31, 2013:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by Money Market Fund	$—	$8,550,257	(1)	$—	$8,550,257

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At December 31, 2013 there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represents the next interest reset date for floating rate securities. For all other securities, the date shown represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ABS - Asset-Backed Securities

BANS - Bond Anticipation Notes

CP - Commercial Paper

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FRCD - Floating Rate Certificates of Deposit

FRN - Floating Rate Notes

G.O. - General Obligation

Gtd. - Guaranteed

IDA - Industrial Development Authority

IDB - Industrial Development Board

LOC - Letter of Credit

PCR - Pollution Control Revenue

TRANS - Tax and Revenue Anticipation Notes

VRDB - Variable Rate Demand Bonds

NORTHERN FUNDS QUARTERLY REPORT    7    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND	DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 102.8%
Alabama - 1.5%
Chatom Alabama IDB Gulf Opportunity Zone VRDB, Powersouth Energy Cooperative, (Natural Rural Utilities Cooperative Finance Corp. LOC), 0.24%, 1/9/14	$20,000	$20,000
Dothan Alabama Downtown Redevelopment Authority Revenue VRDB, Northside Mall Project, (Wells Fargo Bank N.A. LOC), 0.10%, 1/9/14	12,000	12,000
Eclipse Funding Trust Revenue Bonds, Series 2006-0109-Solar Eclipse, Mobile, Alabama, (U.S. Bank N.A. LOC), 0.04%, 1/2/14(1)	8,150	8,150
Taylor-Ryan Improvement District No. 2 VRDB, Special Assessment, Improvement, (Wells Fargo Bank N.A. LOC), 0.10%, 1/9/14	9,700	9,700
Washington County Alabama IDA Revenue VRDB, Bay Gas Storage Co. Ltd. Project, (UBS A.G. LOC), 0.05%, 1/9/14	9,165	9,165
West Jefferson IDB PCR Refunding Bonds, Alabama Power Co. Project, 0.10%, 1/9/14	34,000	34,000

		93,015

Alaska - 1.5%
Alaska Housing Finance Corp. Home Mortgage Revenue VRDB, Series B, 0.04%, 1/9/14	80,880	80,880
Alaska Industrial Development & Export Authority Revenue Refunding VRDB, Greater Fairbanks, Series A, (Union Bank N.A. LOC), 0.04%, 1/9/14	11,625	11,625

		92,505

Arizona - 1.1%
Arizona Board of Regents COPS, Floaters, Series 1918, (Wells Fargo & Co. Gtd.), 0.09%, 1/9/14(1) (2)	25	25
Phoenix Arizona IDA Multifamily Housing Revenue Refunding VRDB, Southwest Village Apartments Project, (FNMA LOC), 0.08%, 1/9/14	9,300	9,300
Phoenix Arizona IDA Student Housing Revenue VRDB, (Wells Fargo & Co. Gtd.), 0.06%, 1/9/14(1)	16,450	16,450
Pima County Arizona IDA Multifamily Housing Revenue Refunding VRDB, Eastside Place Apartments Project, (FNMA LOC), 0.08%, 1/9/14	6,505	6,505
Salt River Arizona Project Agricultural Improvement & Power District Electric Revenue Bonds, Eagle 20060014, Class A, 0.06%, 1/9/14(1)	8,700	8,700
State of Arizona Unemployment Insurance TRANS, Series A, 1.50%, 5/7/14	12,000	12,055
Tucson Arizona IDA VRDB, Series 2002-A, Housing Family Housing Resource Projects, (FNMA LOC), 0.09%, 1/9/14	16,220	16,220

		69,255

California - 9.4%
California Health Facilities Financing Authority Revenue VRDB, Catholic Healthcare, Series H, (Wells Fargo Bank N.A. LOC), 0.04%, 1/9/14	2,000	2,000
California Infrastructure & Economic Development Bank Revenue VRDB, Pinewood School Project, (Comerica Bank LOC), 0.07%, 1/9/14	3,130	3,130
California Municipal Finance Authority Revenue Refunding VRDB, Touro University California Project, (FHLB of San Francisco LOC), 0.04%, 1/9/14	12,165	12,165
California State G.O. Unlimited, Floating, Series C-4, (U.S. Bank N.A. LOC), 0.06%, 1/9/14	11,540	11,540
California State Revenue Notes, Series A-1, 2.00%, 5/28/14	45,000	45,324
California State Revenue Notes, Series A-2, 2.00%, 6/23/14	2,500	2,521

NORTHERN FUNDS QUARTERLY REPORT    1    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 102.8% continued
California - 9.4% continued
California Statewide Communities Development Authority Adjustable COPS, Covenant Retirement Communities, Inc., (JPMorgan Chase Bank N.A. LOC), 0.04%, 1/9/14	$5,800	$5,800
California Statewide Communities Development Authority Corp. COPS VRDB, Covenant Retirement Communities, (JPMorgan Chase Bank N.A. LOC), 0.04%, 1/9/14	10,800	10,800
California Statewide Communities Development Authority Gas Supply Revenue VRDB, 0.06%, 1/9/14	45,500	45,500
California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Broadway Studios Apartments, Series A, (FHLB of San Francisco LOC), 0.05%, 1/9/14	13,500	13,500
California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Highlander Pointe Apartments, Series A, (FHLB of San Francisco LOC), 0.08%, 1/9/14	5,000	5,000
California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Pine View Apartments, Series A, (Citibank N.A. LOC), 0.08%, 1/9/14	4,500	4,500
California Statewide Communities Development Authority Multifamily Revenue VRDB, Varenna Assisted Living, Series F, (FHLB of San Francisco LOC), 0.05%, 1/9/14	3,600	3,600
City of Carlsbad California Multifamily Housing Revenue Refunding VRDB, Santa Fe Ranch Apartments Project, (FHLMC LOC), 0.07%, 1/9/14	9,500	9,500
City of Fresno California Multifamily Housing Revenue Refunding VRDB, Heron Pointe Apartments, Series A, (FNMA LOC), 0.08%, 1/9/14	10,345	10,345
City of Livermore California COPS VRDB, Capital Projects, (U.S. Bank N.A. LOC), 0.04%, 1/9/14	2,100	2,100
City of Salinas California Economic Development Revenue VRDB, Monterey County Public Building, Series A, (Bank of New York Mellon LOC), 0.04%, 1/9/14	5,100	5,100
County of Riverside Teeter Obligation Revenue Notes, Series D, 2.00%, 10/15/14	5,000	5,071
Daly City Housing Development Finance Agency Multifamily Revenue Refunding VRDB, Serramonte Del Ray, Series A, (FNMA LOC), 0.08%, 1/9/14	13,300	13,300
Deutsche Bank Spears/Lifers Trust, Goldman Sachs, G.O., Series DB-458, (Deutsche Bank A.G. Gtd.), 0.07%, 1/9/14(1)	11,455	11,455
Deutsche Bank Spears/Lifers Trust, Goldman Sachs, G.O., Series DB-461, (Deutsche Bank A.G. Gtd.), 0.07%, 1/9/14(1)	5,295	5,295
Deutsche Bank Spears/Lifers Trust, Goldman Sachs, G.O., Series DB-662, (Deutsche Bank A.G. Gtd.), 0.14%, 1/9/14(1)	7,975	7,975
Deutsche Bank Spears/Lifers Trust, Goldman Sachs, G.O., Series DBE-637, in CA, (Deutsche Bank A.G. Gtd.), 0.21%, 1/9/14(1)	35,077	35,077
Foothill-Eastern Transportation Corridor Agency Toll Road Revenue Refunding Bonds, (U.S. Treasury Escrowed), 5.75%, 2/1/14	210,000	210,945
Los Angeles Community Redevelopment Agency Multifamily Housing Revenue Refunding VRDB, Grand Promenade Project, (FHLMC LOC), 0.08%, 1/9/14	6,600	6,600
Los Angeles Department of Water & Power Revenue VRDB, Subseries B-1, 0.04%, 1/9/14	2,600	2,600

MONEY MARKET FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 102.8% continued
California - 9.4% continued
Los Angeles Department of Water & Power Waterworks Revenue VRDB, Subseries B-4, 0.04%, 1/9/14	$7,800	$7,800
Metropolitan Water District of Southern California Revenue Refunding VRDB, Series D, 0.03%, 1/9/14	4,000	4,000
Orange County California Apartment Development Adjustable Revenue Refunding Bonds, Larkspur Canyon Apartments, Series A, (FNMA LOC), 0.03%, 1/9/14	200	200
Orange County Housing Authority Apartment Development Revenue Refunding VRDB, Oasis Martinique, Class I, Series I, (FNMA LOC), 0.08%, 1/9/14	7,000	7,000
Riverside County California COPS VRDB, Aces-Riverside County Public Facilities, Series B, (State Street Bank & Trust Co. LOC), 0.04%, 1/9/14	7,700	7,700
Sacramento County Multifamily Housing Authority Revenue Refunding VRDB, Ashford, Series D, (FNMA LOC), 0.04%, 1/9/14	1,450	1,450
San Diego Unified School District G.O. Limited TRANS, Series A-1, 2.00%, 1/31/14	12,000	12,018
San Francisco City & County Airports Community International Airport Revenue Refunding VRDB, Second Series 37C, (Union Bank N.A. LOC), 0.04%, 1/9/14	4,800	4,800
State of California G.O., Series A-3, (Bank of Montreal LOC), 0.01%, 1/2/14	14,000	14,000
University of California Municipal CP VRDB, 0.02%, 1/9/14	10,000	10,000
University of California Municipal CP, 0.05%, 1/9/14	15,000	15,000
West Hills Community College District COPS VRDB, (Union Bank N.A. LOC), 0.03%, 1/9/14	10,000	10,000
Western Municipal Water District Facilities Authority Revenue Refunding Bonds, Series A, (Union Bank N.A. LOC), 0.03%, 1/9/14	3,500	3,500

		588,211

Colorado - 0.9%
Arapahoe County Colorado Multifamily Revenue Refunding VRDB, Series 2001, Rent Housing Hunters Run, (FHLMC LOC), 0.05%, 1/9/14	9,330	9,330
City of Colorado Springs Utilities System Revenue VRDB, System Improvement, Series A, 0.07%, 1/9/14	9,185	9,185
Colorado Educational & Cultural Facilities Authority Adjustable Revenue Bonds, Presentation School, (Union Bank N.A. LOC), 0.06%, 1/9/14	7,090	7,090
Colorado Educational & Cultural Facilities Authority Revenue Refunding VRDB, Nampa Christian Schools, (U.S. Bank N.A. LOC), 0.05%, 1/9/14	4,440	4,440
Colorado Educational & Cultural Facilities Authority Revenue VRDB, Bear Creek School Project, (U.S. Bank N.A. LOC), 0.05%, 1/9/14	610	610
Colorado Health Facilities Authority Adjustable Revenue Bonds, Frasier Meadows Manor Project, (JPMorgan Chase Bank N.A. LOC), 0.06%, 1/9/14	9,960	9,960
Colorado Health Facilities Authority Revenue VRDB, Fraiser Meadows Community Project, (JPMorgan Chase Bank N.A. LOC), 0.06%, 1/9/14	6,000	6,000
Colorado Housing & Finance Authority Revenue VRDB, SFM, Series 1-A3, 0.07%, 1/9/14	9,530	9,530

		56,145

NORTHERN FUNDS QUARTERLY REPORT    3    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 102.8% continued
Connecticut - 0.1%
Connecticut State Health & Educational Facilities Authority Revenue VRDB, Lawrence & Memorial Hospital, Series H, (TD Bank N.A. LOC), 0.08%, 1/9/14	$6,000	$6,000

District of Columbia - 0.2%
District of Columbia Revenue VRDB, D.C. Preparatory Academy, (Manufacturers & Traders Trust Co. LOC), 0.11%, 1/9/14	4,680	4,680
District of Columbia Revenue VRDB, Henry J. Kaiser Foundation, 0.16%, 1/9/14	10,100	10,100

		14,780

Florida - 6.2%
Capital Trust Agency Florida Housing Revenue VRDB, Series 2008-A, Atlantic Housing Foundation, (FNMA LOC), 0.06%, 1/9/14	10,700	10,700
Collier County Florida Health Facilities Authority Revenue VRDB, The Moorings, Inc. Project, (JPMorgan Chase Bank N.A. LOC), 0.06%, 1/9/14	18,500	18,500
0.06%, 1/9/14	10,220	10,220
Deutsche Bank Spears/Lifers Trust Goldman Sachs Revenue Bonds, DBE-492, (Deutsche Bank A.G. Gtd.), 0.09%, 1/9/14(1)	20,000	20,000
Deutsche Bank Spears/Lifers Trust, Goldman Sachs, Adjustable Revenue Bonds, Series DB-459, (Deutsche Bank A.G. Gtd.), 0.09%, 1/9/14(1)	46,900	46,900
Deutsche Bank Spears/Lifers Trust, Goldman Sachs, Revenue Bonds, Series DBE-538, (Deutsche Bank A.G. Gtd.), 0.07%, 1/9/14(1)	15,125	15,125
Deutsche Bank Spears/Lifers Trust, Goldman Sachs, Revenue VRDB, Series DB-487, (Deutsche Bank A.G. Gtd.), 0.07%, 1/9/14(1)	13,925	13,925
Eclipse Funding Trust, Florida, Revenue Bonds, Series 2006-0043, Solar Eclipse Certificates, (U.S. Bank N.A. LOC), 0.06%, 1/9/14(1)	5,000	5,000
Escambia County Florida Health Facilities Authority Revenue Refunding VRDB, Azalea Trace, Inc., Series A, (TD Bank N.A. LOC), 0.03%, 1/2/14	2,455	2,455
Florida Housing Finance Agency Revenue VRDB, (FNMA LOC), 0.07%, 1/9/14	8,500	8,500
Miami-Dade County Florida Educational Facilities Authority Revenue Bonds, (Wells Fargo Bank N.A. LOC), 0.06%, 1/9/14(1)	15,055	15,055
Orange County Florida Health Facilities Authority Revenue VRDB, Hospital Orlando Regional, Series E, (Branch Banking & Trust Co. LOC), 0.07%, 1/9/14	33,500	33,500
Orange County Florida Housing Financial Authority Multifamily Housing Revenue Refunding Bonds, Post Lake Apartments Project, (FNMA LOC), 0.07%, 1/9/14	28,000	28,000
Orange County Florida Multifamily Housing Finance Authority Revenue Refunding VRDB, Heather Glen, Series E, (FNMA LOC), 0.08%, 1/9/14	10,000	10,000
Orlando-Orange County Expressway Authority Revenue Refunding VRDB, Subseries B-1, (Bank of Montreal LOC), 0.05%, 1/9/14	26,500	26,500
Orlando-Orange County Expressway Authority Revenue Refunding VRDB, Subseries B-2, (TD Bank N.A. LOC), 0.04%, 1/9/14	57,800	57,800
State of Florida Board of Public Education G.O. Eagle-720050054-Class A , 0.06%, 1/9/14(1)	7,000	7,000

MONEY MARKET FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 102.8% continued
Florida - 6.2% continued
Sunshine State Governmental Financing Commission Revenue VRDB, Miami Dade County Program, Series B, (Bank of New York Mellon LOC), 0.05%, 1/9/14	$43,120	$43,120
Volusia County Florida IDA Revenue Refunding VRDB, Retirement Housing Foundation, (U.S. Bank N.A. LOC), 0.05%, 1/9/14	19,070	19,070

		391,370

Georgia - 2.4%
Athens Housing Authority Multi Family Housing Adjustable Revenue Bonds, Rural Development Apartment Projects, (U.S. Treasury Escrowed), 0.35%, 8/1/14	27,202	27,202
DeKalb County Georgia Multifamily Housing Authority Revenue VRDB, Highland Place Apartments Project, (FHLMC LOC), 0.09%, 1/9/14	4,200	4,200
Eclipse Funding Trust Solar Eclipse Atlanta Revenue Bonds, Series 2006-0024, (U.S. Bank N.A. LOC), 0.06%, 1/9/14(1)	23,780	23,780
Gwinnett County Georgia Development Authority Revenue VRDB, Nihan Hospitality LLC, Series E, (U.S. Bank N.A. LOC), 0.05%, 1/9/14	9,800	9,800
Main Street National Gas, Inc. Georgia Gas Project Revenue VRDB, 0.06%, 1/9/14	54,900	54,900
Marietta Georgia Housing Authority Multifamily Revenue Refunding VRDB, Housing Wood Glen, (FHLMC LOC), 0.06%, 1/9/14	6,000	6,000
Monroe County Development Authority PCR VRDB, Oglethorpe Power Corp., (Bank of Montreal LOC), 0.05%, 1/9/14	9,100	9,100
Richmond County Georgia Development Authority Revenue Bonds, Series B, MCG Health, Inc. Project, (Branch Banking & Trust Co. LOC), 0.05%, 1/9/14	11,600	11,600
Roswell Multifamily Housing Authority Revenue Refunding VRDB, Azalea Park Apartments, (FNMA LOC), 0.05%, 1/9/14	5,400	5,400

		151,982

Idaho - 0.8%
Idaho State G.O. Unlimited TANS, 2.00%, 6/30/14	48,000	48,427

Illinois - 6.3%
BB&T Municipal Trust G.O. Revenue VRDB, (Branch Banking & Trust Co. LOC), 0.08%, 1/9/14(1)	16,460	16,460
City of Chicago G.O. VRDB, Project, Series B1, 0.40%, 1/2/14	3,700	3,700
City of Chicago Illinois G.O. Unlimited VRDB, Neighborhoods Alive, Series 21-B-3, (Royal Bank of Canada LOC), 0.04%, 1/2/14	2,500	2,500
Deutsche Bank Spears/Lifers Trust, Goldman Sachs, G.O., Series DBE-651, (Deutsche Bank A.G. Gtd.), 0.07%, 1/9/14(1)	8,426	8,426
Deutsche Bank Spears/Lifers Trust, Goldman Sachs, Revenue Bonds, Series DBE-660, (Deutsche Bank A.G. Gtd.), 0.19%, 1/9/14(1)	9,136	9,136
Illinois Development Finance Authority IDR VRDB, Institution Gas Technology Project, (BMO Harris Bank N.A. LOC), 0.09%, 1/9/14	1,000	1,000
Illinois Development Finance Authority Revenue VRDB, Evanston Northwestern, Series B, 0.04%, 1/2/14	13,730	13,730
Illinois Development Finance Authority Revenue VRDB, Little City Foundation, (JPMorgan Chase Bank N.A. LOC), 0.07%, 1/9/14	3,020	3,020
Illinois Development Finance Authority Revenue VRDB, Mount Carmel High School Project, (JPMorgan Chase Bank N.A. LOC), 0.06%, 1/9/14	14,100	14,100

NORTHERN FUNDS QUARTERLY REPORT    5    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 102.8% continued
Illinois - 6.3% continued
Illinois Development Finance Authority Revenue VRDB, North Shore Senior Center Project, (JPMorgan Chase Bank N.A. LOC), 0.07%, 1/9/14	$7,000	$7,000
Illinois Development Finance Authority Revenue VRDB, Wheaton Academy Project, (BMO Harris Bank N.A. LOC), 0.09%, 1/9/14	9,000	9,000
Illinois Development Financial Authority Revenue VRDB, Series 2003, Jewish Council Youth Services, (BMO Harris Bank N.A. LOC), 0.09%, 1/9/14	2,445	2,445
Illinois Educational Facilities Authority Revenue VRDB, Aurora University, (BMO Harris Bank N.A. LOC), 0.06%, 1/9/14	13,200	13,200
Illinois Educational Facilities Authority Revenue VRDB, The Adler Planetarium, (PNC Bank N.A. LOC), 0.06%, 1/9/14	6,000	6,000
Illinois Educational Facilities Authority Student Housing Revenue VRDB, IIT State, Series A, (BMO Harris Bank N.A. LOC), 0.09%, 1/9/14	19,035	19,035
Illinois Finance Authority Adjustable Revenue Bonds, Joan W & Irving B Dance Project, (PNC Bank N.A. LOC), 0.07%, 1/9/14	6,000	6,000
Illinois Finance Authority Adjustable Revenue Bonds, Northwestern University, Subseries B, 1.75%, 3/3/14	10,090	10,116
Illinois Finance Authority Revenue Bonds, Northwestern University, Subseries B, 0.05%, 1/9/14	15,100	15,100
Illinois Finance Authority Revenue Refunding VRDB, Presbyterian Home, (JPMorgan Chase Bank N.A. LOC), 0.07%, 1/9/14	9,160	9,160
Illinois Finance Authority Revenue VRDB, All Saints Catholic, Series A, (BMO Harris Bank N.A. LOC), 0.07%, 1/9/14	8,200	8,200
Illinois Finance Authority Revenue VRDB, Community Action Partnership, (Citibank N.A. LOC), 0.09%, 1/9/14	4,950	4,950
Illinois Finance Authority Revenue VRDB, Literature Research Institute, (JPMorgan Chase Bank N.A. LOC), 0.20%, 1/9/14	6,550	6,550
Illinois Finance Authority Revenue VRDB, Nazareth Academy Project, (PNC Bank N.A. LOC), 0.07%, 1/9/14	9,500	9,500
Illinois Finance Authority Revenue VRDB, OSF Healthcare System Insured, (Barclays Bank PLC LOC), 0.04%, 1/9/14	25,000	25,000
Illinois Multifamily Housing Development Authority Revenue VRDB, Alden Gardens Bloomingdale, (BMO Harris Bank N.A. LOC), 0.07%, 1/9/14	6,685	6,685
Lisle Illinois Multifamily Housing Revenue Bonds, Ashley of Lisle Project, (FHLMC LOC), 0.08%, 1/9/14	26,525	26,525
Quad Cities Regional EDA Illinois Revenue Bonds, Augustana College, (BMO Harris Bank N.A. LOC), 0.05%, 1/9/14	14,200	14,200
State of Illinois G.O. Unlimited VRDB, Series B-1, (JPMorgan Chase Bank N.A. LOC), 0.05%, 1/9/14	47,000	47,000
State of Illinois G.O. Unlimited VRDB, Series B-2, (PNC Bank N.A. LOC), 0.05%, 1/9/14	62,500	62,500
University of Illinois Revenue Refunding VRDB, UIC South Campus Development, (JPMorgan Chase Bank N.A. LOC), 0.05%, 1/9/14	8,200	8,200
University of Illinois Revenue VRDB, Series 2008, Auxiliary Facilities Systems, 0.06%, 1/9/14	7,545	7,545

		395,983

MONEY MARKET FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 102.8% continued
Indiana - 0.8%
County of Tippecanoe Indiana Revenue VRDB, Faith Property, Inc. Project, (JPMorgan Chase Bank N.A. LOC), 0.06%, 1/9/14	$4,860	$4,860
Deutsche Bank Spears/Lifers Trust, Goldman Sachs, Revenue Bonds, Series DBE-584, (Deutsche Bank A.G. Gtd.), 0.14%, 1/9/14(1)	9,070	9,070
East Porter County Indiana School Building Corp. Revenue Bonds, Series DB-145, (Deutsche Bank A.G. Gtd.), 0.14%, 1/9/14(1) (2)	5,545	5,545
Eclipse Funding Trust Revenue Bonds, (U.S. Bank N.A. LOC), 0.06%, 1/9/14(1)	9,400	9,400
Indiana Development Finance Authority Revenue Bonds, Archer-Daniels- Midland Co., 0.05%, 1/9/14	8,000	8,000
Indiana Finance Authority Environmental Revenue Refunding VRDB, Series A3, Duke Energy Industry Project, (Mizuho Bank Ltd. LOC), 0.05%, 1/9/14	15,425	15,425

		52,300

Iowa - 1.4%
City of Hills Iowa Health Facilities Revenue VRDB, Mercy Hospital Project, (U.S. Bank N.A. LOC), 0.05%, 1/2/14	1,115	1,115
Iowa Finance Authority Economic Development Revenue VRDB, Series 2002, Iowa West Foundation Project, (U.S. Bank N.A. LOC), 0.06%, 1/9/14	2,645	2,645
Iowa Finance Authority Educational Facilities Revenue VRDB, Holy Family Catholic Schools, (Wells Fargo Bank N.A. LOC), 0.05%, 1/2/14	6,200	6,200
Iowa Finance Authority Midwestern Disaster Area Revenue VRDB, Archer- Daniels-Midland, 0.05%, 1/9/14	39,000	39,000
Iowa Higher Education Loan Authority College Facilities Revenue VRDB, Loras College Project, 0.04%, 1/2/14	12,050	12,050
Iowa Higher Education Loan Authority Revenue Refunding VRDB, Private College Facilities, Loras, (Bank of America N.A. LOC), 0.04%, 1/2/14	9,865	9,865
Iowa Higher Education Loan Authority Revenue VRDB, Private College, (Bank of America N.A. LOC), 0.04%, 1/2/14	2,500	2,500
Iowa Higher Education Loan Authority Revenue VRDB, Private College Des Moines, (BMO Harris Bank N.A. LOC), 0.06%, 1/2/14	5,000	5,000
Urbandale Iowa IDR VRDB, Aurora Bus Park, (FHLB of Des Moines LOC), 0.08%, 1/9/14	8,300	8,300

		86,675

Kansas - 0.2%
City of Leawood G.O. Unlimited Temporary Notes, Series 1, 1.25%, 9/1/14	11,475	11,551

Kentucky - 1.4%
Boyle County Kentucky Hospital Revenue VRDB, Ephraim McDowell Health Project, (Branch Banking & Trust Co. LOC), 0.06%, 1/9/14	13,500	13,500
City of Fort Mitchell Kentucky League of Cities Funding Trust Lease Program Revenue VRDB, Series A, (U.S. Bank N.A. LOC), 0.07%, 1/9/14	9,700	9,700
City of Hazard Healthcare Revenue BANS, Appalachian Regional Healthcare, 1.00%, 12/1/14	14,000	14,064
City of Pikeville Kentucky Hospital Revenue BANS, Improvement, Pikeville Medical Center, 1.00%, 3/1/14	10,000	10,011
Kentucky Economic Development Finance Authority Revenue Refunding VRDB, Series B, Retirement Housing Foundation, 0.05%, 1/9/14	7,705	7,705
Kentucky Economic Development Finance Authority Revenue VRDB, Baptist Healthcare System, Series B-1, (JPMorgan Chase Bank N.A. LOC), 0.03%, 1/2/14	7,985	7,985

NORTHERN FUNDS QUARTERLY REPORT    7    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 102.8% continued
Kentucky - 1.4% continued
Kentucky Economic Development Financial Authority Education Center Revenue VRDB, Series 2008-A, Ashland Hospital Corp., (Branch Banking & Trust Co. LOC), 0.06%, 1/9/14	$5,600	$5,600
Kentucky Economic Development Financial Authority Revenue Refunding VRDB, Retirement Housing Foundation, Series A-1A, (U.S. Bank N.A. LOC), 0.05%, 1/9/14	8,030	8,030
Kentucky Housing Corp. Adjustable Revenue Bonds, Portland Plaza Apartments Project, (U.S. Treasury Escrowed), 0.35%, 8/1/14	3,250	3,250
Morehead Kentucky League of Cities Revenue VRDB, Series A, Funding Trust Lease Program, (U.S. Bank N.A. LOC), 0.07%, 1/9/14(1) (2)	7,077	7,077

		86,922

Louisiana - 0.7%
Eclipse Funding Trust Adjustable Revenue Bonds, Series 2007-0059, Solar Eclipse, (U.S. Bank N.A. LOC), 0.04%, 1/2/14(1)	17,280	17,280
Louisiana Public Facilities Authority Revenue VRDB, Coca-Cola Bottling Co. Project, (U.S. Bank N.A. LOC), 0.05%, 1/9/14	24,000	24,000

		41,280

Maryland - 3.4%
Anne Arundel County Maryland Revenue VRDB, Key School Facility, Series A, (Manufacturers & Traders Trust Co. LOC), 0.06%, 1/9/14	8,385	8,385
Baltimore County Maryland Revenue VRDB, Maryvale Prep School Facility, Series A, (Manufacturers & Traders Trust Co. LOC), 0.11%, 1/9/14	3,605	3,605
Baltimore County Maryland Revenue VRDB, Notre Dame Preparatory School, (Manufacturers & Traders Trust Co. LOC), 0.09%, 1/9/14	3,905	3,905
Eclipse Funding Trust Revenue Bonds, 2006-0154, Solar Eclipse, Maryland, (U.S. Bank N.A. LOC), 0.06%, 1/9/14(1)	27,750	27,750
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Pooled Loan Program, Series B, (JPMorgan Chase Bank N.A. LOC), 0.06%, 1/9/14	20,100	20,100
Maryland Health & Higher Educational Facilities Authority Revenue VRDB, University of Maryland Medical System, Series E, (Bank of Montreal LOC), 0.06%, 1/9/14	37,500	37,500
Maryland Housing and Community Development Administration Revenue VRDB, Residential, Series F, (PNC Bank N.A. LOC), 0.05%, 1/9/14	15,000	15,000
Maryland Industrial Development Financing Authority Port Facilities Revenue Refunding VRDB, Occidental Petroleum Corp., 0.04%, 1/9/14	36,400	36,400
Maryland State Community Development Administration Department Housing & Community Development Revenue VRDB, Series A, Multifamily Housing Development, (FHLMC LOC), 0.08%, 1/9/14	16,950	16,950
Maryland State Economic Development Corp. Revenue VRDB, Opportunity Builders Facility, (Manufacturers & Traders Trust Co. LOC), 0.11%, 1/9/14	5,450	5,450
Prince Georges County Maryland Revenue Refunding VRDB, Collington Episcopal, Series A, (Bank of America N.A. LOC), 0.07%, 1/9/14	26,350	26,350
Washington Suburban Sanitary District Commission Variable G.O. Unlimited BANS, Series A, 0.04%, 1/9/14	9,400	9,400
Washington Suburban Sanitary District Commission Variable G.O. Unlimited BANS, Series B, 0.06%, 1/9/14	1,600	1,600

		212,395

MONEY MARKET FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 102.8% continued
Massachusetts - 1.8%
Commonwealth of Massachusetts G.O. Limited VRDB, Central Artery, Series A, 0.02%, 1/2/14	$30,535	$30,535
Commonwealth of Massachusetts G.O. VRDB, Consolidation Loan, Series A, 0.02%, 1/2/14	28,355	28,355
Massachusetts Development Finance Agency Revenue VRDB, Series A, Masonic Nursing Home, (Manufacturers & Traders Trust Co. LOC), 0.08%, 1/9/14	9,430	9,430
Massachusetts Health & Educational Facilities Authority Revenue VRDB, Children’s Hospital, Series N-4, (Wells Fargo Bank N.A. LOC), 0.02%, 1/2/14	12,900	12,900
Massachusetts State Development Finance Agency Revenue VRDB, Credit-Wilber School Apartments, Series A, (FHLB of Atlanta LOC), 0.05%, 1/9/14	5,120	5,120
RBC Municipal Products, Inc. Trust G.O. Floater Certificates, Series E-32, (Royal Bank of Canada LOC), 0.06%, 1/9/14(1)	19,800	19,800
University of Massachusetts Building Authority Municipal Interest Bearing CP, (State Street Bank & Trust Co. LOC), 0.11%, 1/9/14	8,000	8,000

		114,140

Michigan - 0.8%
Ann Arbor Michigan Economic Development Corp. Revenue Refunding VRDB, Series B, Glacier Hills Project, (JPMorgan Chase Bank N.A. LOC), 0.06%, 1/9/14	3,280	3,280
Ann Arbor Michigan Economic Development Corp. Revenue VRDB, Series A, Glacier Hills, Inc. Project, (JPMorgan Chase Bank N.A. LOC), 0.06%, 1/9/14	10,890	10,890
Michigan Finance Higher Education Facilities Authority Limited Obligation Revenue VRDB, University, (JPMorgan Chase Bank N.A. LOC), 0.07%, 1/9/14	7,745	7,745
Michigan State Strategic Fund Limited Obligation Revenue Refunding VRDB, Series 2008, Consumers Energy Co., (JPMorgan Chase Bank N.A. LOC), 0.05%, 1/9/14	10,200	10,200
Michigan State Strategic Fund Limited Obligation Revenue VRDB, Series 2003, YMCA Metropolitan Detroit Project, (JPMorgan Chase Bank N.A. LOC), 0.07%, 1/9/14	4,075	4,075
Michigan State Strategic Fund Ltd. Obligation Revenue Bonds, Lansing St. Vincent Home Project, (Comerica Bank LOC), 0.06%, 1/9/14	4,960	4,960
Michigan State University Revenue VRDB, 0.04%, 1/9/14	1,000	1,000
Michigan Strategic Fund Limited Obligation Revenue VRDB, Tubelite, Inc. Project, (Comerica Bank LOC), 0.06%, 1/9/14	10,000	10,000

		52,150

Minnesota - 2.3%
Center City Minnesota Health Care Facilities Revenue VRDB, Hazelden Foundation Project, Series 2002, (U.S. Bank N.A. LOC), 0.07%, 1/9/14	3,700	3,700
Center City Minnesota Health Care Facilities Revenue VRDB, Hazelden Foundation Project, (U.S. Bank N.A. LOC), 0.07%, 1/9/14	6,600	6,600
City of Edina Minnesota Multifamily Housing Revenue Refunding VRDB, Vernon Terrace Apartments Project, (FHLMC LOC), 0.06%, 1/9/14	5,705	5,705
Clipper Caraval Tax-Exempt Certificate Trust, Clipper Tax-Exempt, Revenue Bonds, Series 2009-59, Minnesota, 0.06%, 1/9/14(1)	25,900	25,900
Deutsche Bank Spears/Lifers Trust Adjustable Revenue Bonds, Series DBE-1214, (Deutsche Bank A.G. Gtd.), 0.13%, 1/9/14(1)	10,200	10,200

NORTHERN FUNDS QUARTERLY REPORT    9    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 102.8% continued
Minnesota - 2.3% continued
Fridley Minnesota Senior Housing Refunding VRDB, Banfill Crossing, Series A, (FNMA LOC), 0.07%, 1/9/14	$7,985	$7,985
Minneapolis Minnesota Student Residence Revenue VRDB, Riverton Community Housing Project, (FHLB of Des Moines LOC), 0.07%, 1/9/14	6,315	6,315
Minnesota Agricultural & Economic Development Board Revenue VRDB, Evangelical Lutheran Project, (U.S. Bank N.A. LOC), 0.04%, 1/9/14	13,050	13,050
Minnesota Higher Education Facilities Authority Revenue VRDB, Concordia University St. Paul, Series 6Q, (U.S. Bank N.A. LOC), 0.08%, 1/2/14	4,200	4,200
Minnesota Rural Water Finance Authority, Inc. Public Projects Construction Revenue Notes, 1.00%, 1/1/15	4,500	4,534
Minnesota School Districts Capital Equipment Borrowing Program Tax & Aid Anticipation COPS, Series A, 2.00%, 9/16/14	10,500	10,631
RBC Municipal Products, Inc. Trust Revenue VRDB, Series E-19, (Royal Bank of Canada LOC), 0.06%, 1/9/14(1)	30,000	30,000
St. Paul Minnesota Housing & Redevelopment Authority Revenue Bonds, Science Museum of Minnesota, Series A, (U.S. Bank N.A. LOC), 0.05%, 1/9/14	16,300	16,300

		145,120

Mississippi - 2.9%
Mississippi Business Finance Corp. Commission Gulf Opportunity Zone Revenue VRDB, Chevron USA, Inc. Project, Series E, (Chevron Corp. Gtd.), 0.02%, 1/2/14	17,000	17,000
Mississippi Business Finance Corp. Commission Gulf Opportunity Zone Revenue VRDB, Multi-Modal, Peco Foods, Inc. Project, (BMO Harris Bank N.A. LOC), 0.06%, 1/9/14	6,650	6,650
Mississippi Business Finance Corp. Gulf Opportunity Zone Revenue VRDB, Chevron USA, Inc., Series L, (Chevron Corp. Gtd.), 0.02%, 1/2/14	32,700	32,700
Mississippi Business Finance Corp. Mississippi Business Finance Commission Gulf Opportunity Zone Revenue VRDB, Chevron USA, Inc., Series B, (Chevron Corp. Gtd.), 0.04%, 1/9/14	16,190	16,190
Mississippi Business Finance Corp. Mississippi Business Finance Commission Gulf Opportunity Zone Revenue VRDB, Chevron USA, Inc., Series I, (Chevron Corp. Gtd.), 0.02%, 1/2/14	6,700	6,700
Mississippi Business Finance Corp. Mississippi Business Finance Commission Gulf Opportunity Zone Revenue VRDB, Chevron USA, Series B, (Chevron Corp. Gtd.), 0.02%, 1/2/14	17,235	17,235
Mississippi Business Finance Corp. Revenue VRDB, Chevron USA, Inc., Series K, (Chevron Corp. Gtd.), 0.02%, 1/2/14	15,400	15,400
Mississippi Business Finance Corp. Revenue VRDB, Mississippi State Business Finance Commission Gulf Opportunity Zone, Chevron USA, Series E, (Chevron Corp. Gtd.), 0.02%, 1/2/14	5,000	5,000
Mississippi Business Finance Corp., Mississippi Business Finance Commission Gulf Opportunity Zone Revenue VRDB, Chevron USA, Inc. Project, Series E, (Chevron Corp. Gtd.), 0.02%, 1/2/14	40,000	40,000
Mississippi Hospital Equipment & Facilities Authority Revenue VRDB, Series 1, North Mississippi Health Services, 0.04%, 1/9/14	25,000	25,000

		181,875

MONEY MARKET FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 102.8% continued
Missouri - 2.6%
Florissant Missouri IDA Revenue Refunding VRDB, Retirement Housing Foundation, (U.S. Bank N.A. LOC), 0.05%, 1/9/14	$5,645	$5,645
Kansas City Missouri IDA Multifamily Housing Revenue Refunding VRDB, Woodlands Partners Project, (FNMA LOC), 0.04%, 1/9/14	4,045	4,045
Missouri Development Finance Board Revenue VRDB, Missouri Association Municipal Utilities Lease, (U.S. Bank N.A. LOC), 0.05%, 1/2/14(1)	8,590	8,590
Missouri State Health & Educational Facilities Authority Health Facilities Revenue VRDB, SSM Health Care, Series C5, 0.06%, 1/9/14	8,600	8,600
Missouri State Health & Educational Facilities Authority Revenue VRDB, Ascension Health Senior, Series C4, 0.05%, 1/9/14	10,450	10,450
Missouri State Health & Educational Facilities Authority Revenue VRDB, Ascension Health, Series C-2, 0.05%, 1/9/14	8,100	8,100
Missouri State Health & Educational Facilities Authority Revenue VRDB, Lutheran Senior Services Project, (PNC Bank N.A. LOC), 0.05%, 1/9/14	23,350	23,350
Missouri State Health & Educational Facilities Authority Revenue VRDB, Pooled Hospital Freeman Health Systems, Series C, (U.S. Bank N.A. LOC), 0.05%, 1/9/14	5,805	5,805
Missouri State Health & Educational Facilities Authority Revenue VRDB, Saint Louis Priory School Project, (U.S. Bank N.A. LOC), 0.10%, 1/9/14	1,000	1,000
Platte County Missouri IDA Multifamily Revenue Refunding Bonds, Wexford Place Project, (FHLMC LOC), 0.08%, 1/9/14	6,790	6,790
RBC Municipal Products, Inc. Trust Adjustable Revenue Bonds, Floater, Series E-47, (Royal Bank of Canada LOC), 0.06%, 1/9/14(1)	24,995	24,995
RBC Municipal Products, Inc. Trust Revenue Bonds, Floater Certificates, Series E-40, Related to Missouri, (Royal Bank of Canada LOC), 0.06%, 1/9/14(1)	18,000	18,000
St. Charles County Missouri IDA Revenue Refunding VRDB, Casalon Apartments Project, (FNMA Escrowed), 0.06%, 1/9/14	6,170	6,170
St. Charles County Missouri IDA Revenue Refunding VRDB, Country Club Apartments Project, (FNMA LOC), 0.06%, 1/9/14	21,000	21,000
St. Charles County Missouri IDA Revenue Refunding VRDB, Remington Apartments Project, (FNMA Escrowed), 0.06%, 1/9/14	10,700	10,700

		163,240

Montana - 0.3%
City of Forsyth Montana PCR Refunding VRDB, Pacificorp Project, (JPMorgan Chase Bank N.A. LOC), 0.03%, 1/2/14	16,880	16,880

Nebraska - 1.7%
Central Plains Energy Project Nebraska Gas Project VRDB, Project No. 2, 0.06%, 1/9/14	24,200	24,200
Central Plains Gas Energy Project Revenue Bonds, Series 91TP, (Branch Banking & Trust Co. LOC), 0.07%, 1/9/14(1)	8,345	8,345
Deutsche Bank Spears/Lifers Trust, Revenue Bonds, Series DBE-1101, (Deutsche Bank A.G. Gtd.), 0.11%, 1/9/14(1)	10,000	10,000
Douglas County Hospital Authority No. 2 Revenue Refunding VRDB, Health Facilities Children’s, Series A, (U.S. Bank N.A. LOC), 0.05%, 1/2/14	13,420	13,420

NORTHERN FUNDS QUARTERLY REPORT    11    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 102.8% continued
Nebraska - 1.7% continued
Lancaster County Hospital Authority No. 1 Revenue Refunding VRDB, Bryanlgh Medical Center, Series B-1, (U.S. Bank N.A. LOC), 0.05%, 1/2/14	$22,660	$22,660
Omaha Nebraska Public Power District Separate Electric Revenue Bonds, Omaha Power, Eagle-720053008-Class A, (Columbia Insurance Co. Insured), 0.07%, 1/9/14(1)	27,760	27,760

		106,385

Nevada - 0.2%
Carson City Hospital Revenue VRDB, Series 2003-B, Carson-Tahoe Hospital Project, (U.S. Bank N.A. LOC), 0.05%, 1/9/14	3,400	3,400
Carson City Nevada Hospital Revenue VRDB, Series 2003-B, Carson Tahoe Regional Medical Center, (U.S. Bank N.A. LOC), 0.05%, 1/9/14	8,215	8,215

		11,615

New Hampshire - 0.8%
New Hampshire Health & Education Facilities Authority Revenue VRDB, Easter Seals New Hampshire, Series A, (FHLB of Boston LOC), 0.08%, 1/9/14	9,875	9,875
New Hampshire Health & Education Facilities Authority Revenue VRDB, Phillips Exeter Academy, 0.08%, 1/9/14	25,000	25,000
New Hampshire Health & Education Facilities Authority Revenue VRDB, University of New Hampshire, Series B-2, 0.05%, 1/2/14	7,380	7,380
New Hampshire Higher Educational and Health Facilities Authority Revenue Bonds, Hunt Community Issue, (TD Bank N.A. LOC), 0.05%, 1/9/14	7,055	7,055

		49,310

New Jersey - 1.4%
BB&T Municipal Trust Adjustable Revenue Bonds, Floaters, Series 2019, (Branch Banking & Trust Co. LOC), 0.08%, 1/9/14(1)	11,760	11,760
BB&T Municipal Trust Revenue Bonds, Series 2047, (Branch Banking & Trust Co. LOC), 0.08%, 1/9/14(1)	325	325
County of Hudson G.O. Unlimited BANS, 2.00%, 12/5/14	15,000	15,234
Deutsche Bank Spears/Lifers Trust, Goldman Sachs, Revenue Bonds, Series DB-447, New Jersey, (Deutsche Bank A.G. Gtd.), 0.07%, 1/9/14(1)	30,670	30,670
Hudson County Improvement Authority Gtd. Pooled Revenue Notes, Series P-1, (Hudson County, New Jersey Insured), 1.00%, 5/23/14	13,000	13,030
Hudson County Improvement Authority Guaranteed Pooled Revenue Notes, Series S-1, (Hudson County, New Jersey Insured), 1.00%, 12/10/14	5,000	5,028
Nuveen New Jersey Dividend Advantage Municipal Fund VRDP, 0.16%, 1/9/14(1)	10,000	10,000

		86,047

New Mexico - 1.7%
New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue VRDB, Series B, 0.06%, 1/9/14	74,200	74,200
New Mexico State Hospital Equipment Loan Council Revenue VRDB, Presbyterian Healthcare, Series B, 0.05%, 1/9/14	16,500	16,500
Series C, 0.05%, 1/9/14	19,500	19,500

		110,200

New York - 11.2%
BB&T Municipal Trust Revenue VRDB, (Branch Banking & Trust Co. LOC), 0.13%, 1/9/14(1)	12,325	12,325
City of New York Adjustable G.O. Unlimited Bonds, Series D-5, (PNC Bank N.A. LOC), 0.03%, 1/2/14	38,850	38,850

MONEY MARKET FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 102.8% continued
New York - 11.2% continued
City of New York Adjustable G.O. Unlimited Bonds, Subseries I-6, (Bank of New York Mellon LOC), 0.03%, 1/2/14	$40,040	$40,040
City of New York Adjustable G.O. Unlimited, Series I, Subseries I-5, (Bank of New York Mellon LOC), 0.03%, 1/2/14	10,000	10,000
City of New York G.O. Unlimited VRDB, Subseries H-4, (Bank of New York Mellon LOC), 0.03%, 1/2/14	8,025	8,025
City of New York G.O., Series A-5, 0.03%, 1/2/14	15,940	15,940
City of New York G.O., Subseries G-7, (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.03%, 1/2/14	985	985
Cohoes Industrial Development Agency Urban Cultural Park Facilities Revenue VRDB, Eddy Cohoes Project, (Bank of America N.A. LOC), 0.05%, 1/9/14	1,960	1,960
Metropolitan Transportation Authority New York Revenue VRDB, Subseries E-2, (JPMorgan Chase Bank N.A. LOC), 0.05%, 1/9/14	10,000	10,000
Monroe County New York Industrial Development Agency Revenue VRDB, Margaret Woodbury Strong, (Manufacturers & Traders Trust Co. LOC), 0.06%, 1/9/14	28,365	28,365
Monroe County New York Industrial Development Corp. Revenue VRDB, St. Ann’s Nursing Home, (HSBC Bank USA N.A. LOC), 0.08%, 1/9/14	4,645	4,645
New York City Municipal Water Finance Authority Water & Sewer System Adjustable Revenue Bonds, 2nd General Resolution, 0.02%, 1/2/14	2,600	2,600
New York City Municipal Water Finance Authority Water & Sewer System Adjustable Revenue Bonds, 2nd General DD-2, 0.03%, 1/2/14	9,000	9,000
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Subseries A-1, 0.03%, 1/2/14	29,020	29,020
New York City New York IDA Civic Facilities Revenue VRDB, Sephardic Community Youth Center, (Manufacturers & Traders Trust Co. LOC), 0.11%, 1/9/14(1) (2)	2,000	2,000
New York City Transitional Finance Authority Future Tax Secured Revenue VRDB, NYC Recovery, Series 1C, 0.02%, 1/2/14	32,450	32,450
New York City Transitional Finance Authority Future Tax Secured Revenue VRDB, Series C5, Future Tax, Fiscal, (Sumitomo Mitsui Banking Corp. LOC), 0.04%, 1/9/14	109,900	109,900
New York City Water Finance Authority Water & Sewer System Adjustable Revenue Bonds, Subseries A-2, 0.01%, 1/2/14	20,000	20,000
New York Liberty Development Corp. Revenue Refunding VRDB, 3 World Trade Center, Series A, (U.S. Treasury Escrowed), 0.23%, 3/19/14	120,000	120,000
New York Mortgage Agency Homeowner Revenue VRDB, Series 159, 0.06%, 1/9/14	30,000	30,000
New York Power Authority G.O. Consented, 0.15%, 3/1/14	8,940	8,940
New York State Dormitory Authority Revenue Non-State Supported Debt VRDB, Samaritan Medical Center, Series B, (HSBC Bank USA N.A. LOC), 0.04%, 1/9/14	8,625	8,625
New York State Dormitory Authority Revenues Non State Supported Debt Revenue VRDB, FFT Senior Communities, Inc., (HSBC Bank USA N.A. LOC), 0.04%, 1/9/14	2,800	2,800
New York State Energy Research & Development Authority Revenue Bonds, Subseries A-4, (Bank of Nova Scotia LOC), 0.04%, 1/9/14	11,600	11,600

NORTHERN FUNDS QUARTERLY REPORT    13    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 102.8% continued
New York - 11.2% continued
New York State Housing Finance Agency Revenue VRDB, 160 Madison Avenue, (PNC Bank N.A. LOC), 0.03%, 1/2/14	$19,720	$19,720
New York State Housing Finance Agency Revenue VRDB, 175 West 60th Street, Series A-2, (Manufacturers & Traders Trust Co. LOC), 0.06%, 1/9/14	10,000	10,000
New York State Housing Finance Agency Revenue VRDB, Affordable Housing, Clinton Park Phase II, Series E-31, (Wells Fargo Bank N.A. LOC), 0.04%, 1/9/14	15,000	15,000
New York State Housing Finance Agency Revenue VRDB, Related 205 E 92nd Street, (Wells Fargo Bank N.A. LOC), 0.05%, 1/9/14	13,000	13,000
New York State Housing Finance Agency Revenue VRDB, West 30th Street Housing, Series A-2, (Wells Fargo Bank N.A. LOC), 0.04%, 1/9/14	16,700	16,700
New York State Housing Finance Agency Revenue VRDB, West Chelsea, Series A, (Wells Fargo Bank N.A. LOC), 0.04%, 1/9/14	12,000	12,000
North Tonawanda City School District G.O. Unlimited BANS, 1.00%, 9/18/14	7,555	7,591
Onondaga County New York Industrial Development Agency Civic Facilities Revenue VRDB, Syracuse Research Corp. Project, (Manufacturers & Traders Trust Co. LOC), 0.11%, 1/9/14	6,265	6,265
RBC Municipal Products, Inc. Trust Revenue Bonds, Floater Certificates, Series E-33, (Invesco VK Trust for Investment Grade NY Municipals Escrowed) 0.26%, 1/9/14(1)	38,000	38,000
Town of Niagara New York Area Development Corp. Revenue VRDB, Niagara Falls Memorial, (HSBC Bank USA N.A. LOC), 0.04%, 1/9/14	7,120	7,120

		703,466

North Carolina - 2.6%
BB&T Municipal Trust Floaters, Series 1038, (Branch Banking & Trust Co. LOC), 0.23%, 1/9/14(1)	5,615	5,615
City of Charlotte Municipal Interest Bearing CP, 0.13%, 3/14/14	10,000	10,000
City of Charlotte North Carolina, Municipal Interest Bearing CP, Series 2009, 0.18%, 2/14/14	19,000	19,000
City of Raleigh North Carolina COPS VRDB, Series B, Downtown, 0.05%, 1/9/14	36,300	36,300
Forsyth County North Carolina Industrial Facilities & Pollution Control Financing Authority Revenue VRDB, Recreation Facilities-YMCA Winston, (Branch Banking & Trust Co. LOC), 0.07%, 1/9/14	1,310	1,310
Guilford County North Carolina G.O. VRDB, Series A, 0.06%, 1/9/14	18,055	18,055
Series B, 0.05%, 1/9/14	4,200	4,200
North Carolina Capital Facilities Finance Agency Revenue Bonds, Eagle-20060012 Class A, 0.06%, 1/9/14(1)	12,000	12,000
North Carolina Capital Facilities Finance Agency Revenue VRDB, YMCA of Greater Charlotte Project, Series A, (Branch Banking & Trust Co. LOC), 0.07%, 1/9/14	4,635	4,635
North Carolina Capital Facilities Financial Agency Educational Facilities Revenue VRDB, Campbell University, (Branch Banking & Trust Co. LOC), 0.07%, 1/9/14	5,100	5,100

MONEY MARKET FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 102.8% continued
North Carolina - 2.6% continued
North Carolina Capital Facilities Financial Agency Educational Facilities Revenue VRDB, Rocky Mountain Preparatory School, Series H, (Branch Banking & Trust Co. LOC), 0.07%, 1/9/14	$5,500	$5,500
North Carolina Capital Recreational Facilities Finance Agency Revenue VRDB, YMCA Greater Charlotte Project, Series B, (Branch Banking & Trust Co. LOC), 0.07%, 1/9/14	12,170	12,170
University of North Carolina at Chapel Hill Revenue Bonds, Eagle 720053014, Class A, 0.07%, 1/9/14(1)	5,800	5,800
Winston-Salem North Carolina Water & Sewer System Revenue VRDB, Series B, 0.07%, 1/9/14	26,600	26,600

		166,285

Ohio - 1.2%
Akron Bath Copley Ohio Joint Township Hospital District Revenue VRDB, Hospital Facilities-Summa Health Systems, Series B, (JPMorgan Chase Bank N.A. LOC), 0.06%, 1/9/14	12,355	12,355
Cleveland Ohio Airport System Revenue VRDB, Series D, (Bank of America N.A. LOC), 0.04%, 1/9/14	9,300	9,300
Cleveland-Cuyahoga County Ohio Port Authority Revenue VRDB, Euclid Avenue Housing Corp. Project, (U.S. Bank N.A. LOC), 0.06%, 1/9/14	8,760	8,760
Cleveland-Cuyahoga County Port Authority Cultural Facilities Revenue VRDB, Playhouse Square Foundation Project, (U.S. Bank N.A. LOC), 0.04%, 1/9/14	9,175	9,175
County of Franklin Ohio Health Care Facilities Revenue VRDB, Ohio Presbyterian, Series A, (PNC Bank N.A. LOC), 0.05%, 1/9/14	2,450	2,450
Franklin County Ohio Health Care Facilities Revenue VRDB, Friendship Village Dublin, Series B, (PNC Bank N.A. LOC), 0.06%, 1/9/14	8,960	8,960
Lancaster Port Authority Ohio Gas Revenue VRDB, Series 2008, 0.06%, 1/9/14	5,760	5,760
Montgomery County Ohio Economic Development Revenue VRDB, The Dayton Art Institute, (U.S. Bank N.A. LOC), 0.06%, 1/9/14	4,900	4,900
Nuveen Ohio Quality Income Municipal Fund VRDP, Series 1-1480, 0.15%, 1/9/14(1)	16,000	16,000

		77,660

Oregon - 1.9%
BB&T Municipal Trust Revenue Bonds, Series A, (Branch Banking & Trust Co. LOC), 0.06%, 1/9/14(1)	16,260	16,260
Oregon Health & Science University Revenue VRDB, Series B-2, (Union Bank N.A. LOC), 0.06%, 1/9/14	6,000	6,000
Oregon State Facilities Authority Revenue VRDB, Hazelden Springbrook Project, Series A, (U.S. Bank N.A. LOC), 0.07%, 1/9/14	3,700	3,700
Oregon State Facilities Authority Revenue VRDB, Series B, Quatama Crossing Housing, (FNMA LOC), 0.08%, 1/9/14	27,930	27,930
Oregon State G.O. Limited TANS, Series A, 1.50%, 7/31/14	60,000	60,458
Oregon State Health Housing Educational & Cultural Facilities Authority Revenue VRDB, The Evangelical Lutheran, Series A, (U.S. Bank N.A. LOC), 0.10%, 1/9/14	1,800	1,800

NORTHERN FUNDS QUARTERLY REPORT    15    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 102.8% continued
Oregon - 1.9% continued
Oregon State Health, Housing, Educational & Cultural Facilities Authority Revenue Bonds, Assumption Village Project, Series A, (Union Bank N.A. LOC), 0.06%, 1/9/14	$2,980	$2,980

		119,128

Pennsylvania - 6.0%
Allegheny County IDA Revenue VRDB, Education Center Watson, (PNC Bank N.A. LOC), 0.06%, 1/9/14	4,300	4,300
BB&T Municipal Trust Revenue Bonds, Series 228, (Branch Banking & Trust Co. LOC), 0.10%, 1/9/14(1)	29,680	29,680
Beaver County IDA Revenue Refunding VRDB, Firstenergy Generation, (UBS A.G. LOC), 0.05%, 1/9/14	10,000	10,000
Butler County IDA Pennsylvania Revenue Refunding VRDB, Concordia Lutheran, Series A, (JPMorgan Chase Bank N.A. LOC), 0.06%, 1/9/14	15,030	15,030
Butler County Pennsylvania Industrial Development Authority Revenue VRDB, Concordia Lutheran, Series A, (JPMorgan Chase Bank N.A. LOC), 0.06%, 1/9/14	9,505	9,505
County of Montgomery Pennsylvania G.O., Series A, 0.04%, 1/2/14	31,170	31,170
Geisinger Authority Revenue VRDB, Health System, Series B, 0.02%, 1/2/14	22,500	22,500
Haverford Township Pennsylvania G.O., School District, (TD Bank N.A. LOC), 0.05%, 1/9/14	7,800	7,800
Horizon Hospital System Authority Pennsylvania Health & Housing Facilities Revenue VRDB, Senior, St. Paul Homes Project, (Manufacturers & Traders Trust Co. LOC), 0.11%, 1/9/14	7,210	7,210
Lancaster Pennsylvania IDA Revenue VRDB, Mennonite Home Project, (Manufacturers & Traders Trust Co. LOC), 0.11%, 1/9/14	6,600	6,600
Lower Merion School District G.O. Limited VRDB, Capital Project, Series A, (State Street Bank & Trust Co. LOC), 0.05%, 1/9/14	11,150	11,150
Lower Merion School District VRDB, Series A-1, Capital Project, (U.S. Bank N.A. LOC), 0.05%, 1/9/14	10,500	10,500
Montgomery County IDA Revenue VRDB, Acts Retirement Life Community, (TD Bank N.A. LOC), 0.03%, 1/2/14	2,100	2,100
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue VRDB, PSEG Power, (TD Bank N.A. LOC), 0.04%, 1/9/14	14,900	14,900
Pennsylvania Housing Financial Agency Multifamily Revenue VRDB, Series 2008, Special Limited Obligation, Foxwood, (FHLMC LOC), 0.05%, 1/9/14	3,200	3,200
Philadelphia School District G.O. Refunding VRDB, Series C, (TD Bank N.A. LOC), 0.04%, 1/9/14	12,745	12,745
Philadelphia School District Pennsylvania G.O. Refunding VRDB, Series F, (Barclays Bank PLC LOC), 0.05%, 1/9/14	28,150	28,150
RBC Municipal Products, Inc. Trust Floater Certificates G.O., (Royal Bank of Canada LOC), 0.06%, 1/9/14(1)	5,800	5,800
RBC Municipal Products, Inc. Trust Floater Certificates Revenue Bonds, Series B, (Royal Bank of Canada LOC), 0.06%, 1/9/14(1)	6,000	6,000
RBC Municipal Products, Inc. Trust Pennsylvania Revenue Bonds, Floater Certificates, Series E-34, (Invesco Pennsylvania Value Escrowed) 0.26%, 1/9/14(1)	65,000	65,000

MONEY MARKET FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 102.8% continued
Pennsylvania - 6.0% continued
School District of Philadelphia G.O. Unlimited Refunding VRDB, Series H, (Royal Bank of Canada LOC), 0.04%, 1/9/14	$38,000	$38,000
Southcentral Pennsylvania General Authority Revenue VRDB, Hanover Lutheran Village Project, (Manufacturers & Traders Trust Co. LOC), 0.11%, 1/9/14	7,775	7,775
University of Pittsburgh Pennsylvania of the Commonwealth System of Higher Education Revenue Notes, Pittsburgh Asset Notes, 2.00%, 7/11/14	26,000	26,247
West Cornwall Pennsylvania Township Municipal Authority Revenue VRDB, Series 2006, Senior Living Facility Lebanon Valley, (PNC Bank N.A. LOC), 0.06%, 1/9/14	3,760	3,760

		379,122

Puerto Rico - 2.7%
BB&T Municipal Trust Special Tax Bonds, Series 22, (Branch Banking & Trust Co. LOC), 0.08%, 1/9/14(1)	12,305	12,305
RBC Municipal Products, Inc. Trust Floater Certificates, Series E-46, (Royal Bank of Canada LOC), 0.14%, 1/9/14(1)	87,595	87,595
RIB Muni Floater Trust Adjustable Revenue Bonds, Series 8WE for Puerto Rico, (Barclays Bank PLC LOC), 0.11%, 1/9/14(1)	69,000	69,000

		168,900

Rhode Island - 0.4%
Rhode Island Health & Educational Building Corp. Higher Education Facility Revenue Refunding VRDB, Roger Williams University, Series A, (U.S. Bank N.A. LOC), 0.05%, 1/9/14	15,965	15,965
Rhode Island Health & Educational Building Corp. Higher Educational Facilities Revenue Refunding VRDB, Bryant University, Series C-15, (TD Bank N.A. LOC), 0.05%, 1/9/14	11,905	11,905

		27,870

South Carolina - 0.8%
City of Columbia South Carolina Waterworks & Sewer System Revenue VRDB, (U.S. Bank N.A. LOC), 0.04%, 1/2/14	5,500	5,500
Eclipse Funding Trust, G.O., Series 2006-0152, Solar Eclipse, Spartan, (U.S. Bank N.A. LOC), 0.06%, 1/9/14(1)	10,345	10,345
South Carolina Jobs EDA Health Facilities Revenue Refunding VRDB, Episcopal, (Wells Fargo Bank N.A. LOC), 0.06%, 1/9/14	13,270	13,270
South Carolina Jobs EDA Hospital Revenue VRDB, Oconee Memorial Hospital, Inc., Series B, (Wachovia Bank N.A. LOC), 0.05%, 1/9/14	8,600	8,600
South Carolina State Housing Finance & Development Authority Multifamily Revenue VRDB, Rental Franklin Square, (FHLMC LOC), 0.06%, 1/9/14	9,800	9,800
South Carolina State Housing Financial & Development Authority Multifamily Revenue VRDB, Rental Housing Brookside Apartments, Series D, (FHLMC LOC), 0.05%, 1/9/14	4,700	4,700

		52,215

Tennessee - 1.3%
Blount County Tennessee Public Building Authority Revenue VRDB, Series E-5-B, Local Government Public Improvement, (Branch Banking & Trust Co. LOC), 0.07%, 1/9/14	4,745	4,745
Blount County Tennessee Public Building Authority VRDB, Local Government Public Improvement, (Branch Banking & Trust Co. LOC), 0.07%, 1/9/14	11,000	11,000

NORTHERN FUNDS QUARTERLY REPORT    17    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 102.8% continued
Tennessee - 1.3% continued
Metropolitan Government Nashville & Davidson County Tennessee Health & Educational Facilities Board Revenue Refunding VRDB, Multifamily, Timberlake Project, (FNMA LOC), 0.07%, 1/9/14	$1,150	$1,150
Metropolitan Government Nashville & Davidson County Tennessee IDB Revenue Refunding VRDB, Series 2002, Multifamily Housing Spinnaker, (FNMA LOC), 0.07%, 1/9/14	13,655	13,655
Metropolitan Government Nashville & Davidson County Tennessee IDB Revenue VRDB, Multifamily Housing, Arbor Knoll, Series A, (FNMA LOC), 0.06%, 1/9/14	13,400	13,400
Sevier County Tennessee Public Building Authority VRDB, Local Government Public Improvement, Series B-1, (Branch Banking & Trust Co. LOC), 0.07%, 1/9/14	7,985	7,985
Shelby County Tennessee Health Educational & Housing Facilities Board Multifamily Housing Revenue VRDB, Gateway Projects, Series A-1, (FNMA LOC), 0.05%, 1/9/14	5,575	5,575
Tennessee State Energy Acquisition Corp. Gas Revenue Floaters, (Branch Banking & Trust Co. LOC), 0.07%, 1/9/14(1)	25,570	25,570

		83,080

Texas - 12.2%
Austin Texas Water & Wastewater System Revenue Refunding VRDB, 0.04%, 1/9/14	11,000	11,000
BB&T Municipal Trust Various States Revenue Bonds, Floaters, Series 2043, (Branch Banking & Trust Co. LOC), 0.09%, 1/9/14(1)	1,290	1,290
Capital Area Housing Finance Corp. Texas Revenue VRDB, Encino Pointe Apartments, (FHLMC LOC), 0.06%, 1/9/14	15,495	15,495
Carroll Texas Independent School District G.O. Bonds, School Building, (Texas PSF Insured), 0.05%, 1/9/14	10,000	10,000
City of Garland Municipal Interest Bearing CP, (Royal Bank of Canada Gtd.), 0.12%, 1/21/14	15,000	15,000
0.12%, 1/15/14	25,000	25,000
City of Houston Municipal Interest Bearing CP, 0.13%, 1/21/14	10,000	10,000
City of Houston Texas Utility System Adjustable Revenue Refunding Bonds, First Lien, Series B-4, (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.04%, 1/9/14	22,775	22,775
Clipper Caraval Tax-Exempt Certificate Trust, Clipper Tax-Exempt 23, Revenue Bonds, Series 2009-52, Texas, 0.06%, 1/9/14(1)	20,000	20,000
Crawford Texas Education Facilities Corp. Revenue Bonds, Prince of Peace Christian, (Wells Fargo Bank N.A. LOC), 0.06%, 1/9/14	4,840	4,840
Crawford Texas Education Facilities Corp. Revenue Bonds, Prince of Peace Christian School, (Wachovia Bank N.A. LOC), 0.06%, 1/9/14	4,040	4,040
Denton Texas Independent School District G.O. VRDB, School Building, Series B, (Texas PSF Insured), 0.05%, 1/9/14	30,000	30,000
Deutsche Bank Spears/Lifers Trust Adjustable Revenue Bonds, Series DBE-1193, (Deutsche Bank A.G. Gtd.), 0.16%, 1/9/14(1)	13,330	13,330
Deutsche Bank Spears/Lifers Trust, Goldman Sachs, Revenue Bonds, Series DBE-526, (Deutsche Bank A.G. Gtd.), 0.11%, 1/9/14(1)	9,140	9,140
Eclipse Funding Trust, Texas, G.O., Series 2007-0080, Solar Eclipse, (U.S. Bank N.A. LOC), 0.06%, 1/9/14(1)	10,315	10,315

MONEY MARKET FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 102.8% continued
Texas - 12.2% continued
Eclipse Funding Trust, Waco Texas, Revenue Bonds, Series 2007-0040, Solar Eclipse, (U.S. Bank N.A. LOC), 0.06%, 1/9/14(1)	$21,125	$21,125
Gulf Coast IDA Revenue VRDB, Exxon Mobil Project, 0.01%, 1/2/14	40,000	40,000
Harris County Texas Hospital District Revenue Refunding VRDB, Senior Lien, (JPMorgan Chase Bank N.A. LOC), 0.06%, 1/9/14	18,730	18,730
Mesquite Independent School District G.O. VRDB, School Building, Series A, (Texas PSF Insured), 0.07%, 1/9/14	850	850
Northside Independent School Building District G.O. Unlimited Bonds, (Texas PSF Gtd.), 2.00%, 8/15/14	3,715	3,757
Northwest Texas Independent School District G.O. VRDB, (Texas PSF Insured), 0.07%, 1/9/14	2,760	2,760
Nueces County Health Facilities Development Corp. Revenue VRDB, Series A, Driscoll Children’s Foundation, (JPMorgan Chase Bank N.A. LOC), 0.05%, 1/9/14	9,800	9,800
Port Arthur Navigation District Industrial Development Corp. Exempt Facilities Revenue VRDB, Total Petrochemicals, Series A, (Total S.A. Gtd.), 0.07%, 1/9/14	60,865	60,865
Port of Arthur Texas Navigation District Industrial Development Corp. Exempt Facilities Revenue VRDB, Total Petrochemicals, Series B, (Total S.A. Gtd.), 0.07%, 1/9/14	5,000	5,000
Port of Port Arthur Navigation District Revenue Refunding VRDB, Motiva Enterprises, Series B, 0.75%, 1/2/14	23,185	23,185
Port of Port Arthur Texas Navigation District Exempt Facilities Revenue VRDB, Total Petrochemicals USA, (Total S.A. Gtd.), 0.07%, 1/9/14	12,900	12,900
RBC Municipal Products, Inc. Trust Revenue VRDB, Floaters, Series E-27, (Royal Bank of Canada LOC), 0.06%, 1/9/14(1)	10,000	10,000
San Antonio Texas Multifamily Housing Trust Financial Corp. Revenue VRDB, Series 2010, Cevallos Lofts Apartments, (FHLMC LOC), 0.06%, 1/9/14	21,050	21,050
State of Texas G.O. VRDB, Series A, 0.04%, 1/9/14	8,035	8,035
State of Texas G.O. VRDB, Veterans, Series A, (Sumitomo Mitsui Banking Corp. LOC), 0.05%, 1/9/14	15,000	15,000
State of Texas G.O. VRDB, Veterans, Series B, (Texas State LOC), 0.04%, 1/9/14	11,210	11,210
Strategic Housing Finance Corp. Travis County Multi Family Housing Revenue Adjustable Revenue Bonds, Silver Springs Apartments Project, (U.S. Treasury Escrowed), 0.35%, 8/1/14	15,000	15,000
Tarrant County Multifamily Housing Financial Corp. Revenue VRDB, Series 2003, Housing Gateway Apartments, (FNMA LOC), 0.05%, 1/9/14	7,830	7,830
Tarrant County Texas Cultural Educational Finance Corp. Retirement Facilities Revenue VRDB, Northwest Edgemere Project, (Bank of America N.A. LOC), 0.07%, 1/9/14	17,670	17,670
Tarrant County Texas Housing Finance Corp. Revenue Refunding VRDB, Multifamily Housing Apartments Project, (Wachovia Bank N.A. LOC), 0.06%, 1/9/14	7,050	7,050
Texas Department Multifamily Housing & Community Affairs Revenue VRDB, Woodmont Apartments, (FHLMC LOC), 0.06%, 1/9/14	14,775	14,775

NORTHERN FUNDS QUARTERLY REPORT    19    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 102.8% continued
Texas - 12.2% continued
Texas State TRANS, 2.00%, 8/28/14	$232,255	$234,996

		763,813

Utah - 0.7%
Utah Housing Corp. Multifamily Revenue VRDB, Florentine Villas, Series A, (FHLMC LOC), 0.08%, 1/9/14	18,880	18,880
Utah Transit Authority Sales Tax Revenue VRDB, Subseries A, (BNP Paribas LOC), 0.02%, 1/2/14	13,100	13,100
Wells Fargo Stage Trust Adjustable Revenue Bonds, Floater Certificates, Series 17C, 0.10%, 1/9/14(1)	15,000	15,000

		46,980

Virginia - 1.1%
Alexandria IDA Revenue Refunding VRDB, Goodwin House, (Wells Fargo Bank N.A. LOC), 0.04%, 1/2/14	7,000	7,000
Hampton Virginia Redevelopment & Housing Authority Multifamily Housing Revenue Refunding VRDB, Hampton Center Apartments Project, (FHLMC LOC), 0.06%, 1/9/14	13,310	13,310
Lewistown Community Center Development Authority Revenue Floaters, 0.06%, 1/9/14(1)	13,025	13,025
Lynchburg IDA Revenue Refunding VRDB, Hospital Centra Health, Series E, (FHLB of Atlanta LOC), 0.05%, 1/9/14	5,700	5,700
Lynchburg Virginia IDA Revenue Refunding VRDB, Hospital Centra Health, Series D, (FHLB of Atlanta LOC), 0.05%, 1/9/14	6,700	6,700
Nuveen Virginia Premium Income Municipal Fund VRDP, 0.16%, 1/9/14(1)	25,000	25,000

		70,735

Washington - 0.9%
Clipper Caraval Tax-Exempt Certificate Trust, Clipper Tax-Exempt, Revenue Bonds, Series 2009-65, Washington, 0.06%, 1/9/14(1)	14,740	14,740
Washington Health Care Facilities Authority Revenue VRDB, Catholic Health, 0.31%, 1/9/14	20,800	20,800
Washington Higher Education Facilities Authority Revenue VRDB, Whitman College Project, 0.09%, 1/9/14	14,085	14,085
Washington State Housing Finance Commission Revenue Refunding VRDB, Antioch University Project, (Union Bank N.A. LOC), 0.06%, 1/9/14	4,540	4,540

		54,165

West Virginia - 0.7%
Cabell County West Virginia County Commission Revenue VRDB, Huntington YMCA Project, (JPMorgan Chase Bank N.A. LOC), 0.15%, 1/9/14	2,510	2,510
Eclipse Funding Trust Solar Eclipse West Virginia Revenue Bonds, Series 2006-0132, (U.S. Bank N.A. LOC), 0.06%, 1/9/14(1)	17,360	17,360
West Virginia Hospital Finance Authority Revenue Refunding & Improvement VRDB, Cabell Hospital, Series A, (Branch Banking & Trust Co. LOC), 0.07%, 1/9/14	21,325	21,325

		41,195

Wisconsin - 2.9%
Clipper Caraval Tax-Exempt Certificate Trust, Clipper Tax, Revenue Bonds, Series 2009-36, Wisconsin, 0.06%, 1/9/14(1)	25,000	25,000
Clipper Caraval Tax-Exempt Certificate Trust, Clipper Tax-Exempt 24, Revenue Bonds, Series 2009-53, Wisconsin, 0.06%, 1/9/14(1)	21,745	21,745
Milwaukee Redevelopment Authority Lease Revenue VRDB, University of Wisconsin- Kenilworth Project, (U.S. Bank N.A. LOC), 0.06%, 1/9/14	21,465	21,465

MONEY MARKET FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 102.8% continued
Wisconsin - 2.9% continued
PMA Levy & Aid Anticipation Revenue Notes Program, Series A, 2.00%, 10/17/14	$7,250	$7,347
Wisconsin Health & Educational Facilities Authority Revenue Refunding VRDB, Concordia University, Inc., (JPMorgan Chase Bank N.A. LOC), 0.07%, 1/9/14	2,945	2,945
Wisconsin Health & Educational Facilities Authority Revenue Refunding VRDB, Oakwood Village, (BMO Harris Bank N.A. LOC), 0.05%, 1/9/14	8,110	8,110
Wisconsin Health & Educational Facilities Authority Revenue Refunding VRDB, Series D, Hospital Sisters Health System Services, (Bank of Montreal LOC), 0.05%, 1/9/14	28,750	28,750
Wisconsin Health & Educational Facilities Authority Revenue VRDB, Hess Memorial Hospital, Inc., (U.S. Bank N.A. LOC), 0.06%, 1/9/14	335	335
Wisconsin Health & Educational Facilities Authority Revenue VRDB, St. Norbert College, Inc., (JPMorgan Chase Bank N.A. LOC), 0.07%, 1/9/14	17,030	17,030
Wisconsin State Health & Educational Facilities Authority Revenue Refunding VRDB, Lawrence University, (JPMorgan Chase Bank N.A. LOC), 0.07%, 1/9/14	1,850	1,850
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Beloit College, Series B, (JPMorgan Chase Bank N.A. LOC), 0.07%, 1/9/14	2,000	2,000
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Series 2003, Mequon Jewish Project, (JPMorgan Chase Bank N.A. LOC), 0.11%, 1/9/14	5,140	5,140
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Series 2008-B, Meriter Retirement Services, (U.S. Bank N.A. LOC), 0.05%, 1/9/14	13,520	13,520
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Series B, Aurora Healthcare, (Bank of Montreal LOC), 0.03%, 1/2/14	11,250	11,250
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Watertown Memorial Hospital, Inc. Project, (JPMorgan Chase Bank N.A. LOC), 0.06%, 1/9/14	15,000	15,000

		181,487

Wyoming - 0.4%
Platte County Wyoming Adjustable PCR Bonds, Tri-State G&T, Series A, (Natural Rural Utilities Cooperative Finance Corp. LOC), 0.05%, 1/2/14	25,400	25,400

Municipal States Pooled Securities - 1.0%
BB&T Municipal Trust Floaters, Series 1036, (Branch Banking & Trust Co. LOC), 0.21%, 1/9/14(1)	3,895	3,895
BB&T Municipal Trust Revenue Bonds, Floaters, Series 2006, (Branch Banking & Trust Co. LOC), 0.08%, 1/9/14(1)	20,555	20,555
BB&T Municipal Trust Revenue VRDB, Series 2022, Floaters, (Branch Banking & Trust Co. LOC), 0.07%, 1/9/14(1)	1,695	1,695
BB&T Municipal Trust Various States Adjustable Floaters, Series 5000, (Rabobank LOC), 0.16%, 1/9/14(1)	6,135	6,135
BB&T Municipal Trust Various States Revenue Bonds, Floaters, Series 1007, (Branch Banking & Trust Co. LOC), 0.16%, 1/9/14(1)	2,775	2,775
BB&T Municipal Trust Various States VRDB, Series 1039, (Branch Banking & Trust Co. LOC), 0.16%, 1/9/14(1)	4,820	4,820

NORTHERN FUNDS QUARTERLY REPORT    21    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 102.8% continued
Municipal States Pooled Securities - 1.0% continued
BB&T Municipal Trust Various States, Series 1035, (Branch Banking & Trust Co. LOC), 0.16%, 1/9/14(1)	$9,425	$9,425
Series 5002, (Rabobank LOC), 0.31%, 1/9/14(1)	12,305	12,305

		61,605

Total Municipal Investments (Cost $6,458,864)		6,458,864

Total Investments - 102.8% (Cost $6,458,864)(3)		6,458,864

Liabilities less Other Assets - (2.8)%		(175,839)

NET ASSETS - 100.0%		$6,283,025

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At December 31, 2013, the value of these restricted illiquid securities amounted to approximately $14,647,000 or 0.2% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Arizona Board of Regents COPS, Floaters, Series 1918, 0.09%, 1/9/14	6/19/13	$25
East Porter County Indiana School Building Corp. Revenue Bonds, Series DB-145, 0.14%, 1/9/14	4/10/12	5,545
Morehead Kentucky League of Cities Revenue VRDB, Series A, Funding Trust Lease Program, 0.07%, 1/9/14	4/14/06-8/28/08	7,077
New York City New York IDA Civic Facilities Revenue VRDB, Sephardic Community Youth Center, 0.11%, 1/9/14	8/30/07-3/6/08	2,000

(3)	The cost for federal income tax purposes was $6,458,864.

Percentages shown are based on Net Assets.

At December 31, 2013, the industry sectors for the Municipal Money Market Fund were:

INDUSTRY SECTOR	% OF TOTAL INVESTMENTS
Air, Transportation, Water Services and Solid Waste Management	20.9%
Educational Services	13.0
Electric Services, Power and Combined Utilities	5.2
Executive, Legislative & General Government	18.2
General Medical and Surgical Hospitals, Specialty Hospitals, Nursing and Personal Care	15.7
Miscellaneous Revenues	7.8
Urban and Community Development, Housing Programs and Social Services	11.6
Others less than 5%	7.6

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments, which are carried at amortized cost, which approximates fair value, by the above fair value hierarchy, as of December 31, 2013:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by Municipal Money Market Fund	$—	$6,458,864	(1)	$—	$6,458,864

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At December 31, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

MONEY MARKET FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

Maturity dates represents the next interest reset date for floating rate securities. For all other securities, the date shown represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

BANS - Bond Anticipation Notes

COPS - Certificates of Participation

CP - Commercial Paper

EDA - Economic Development Authority

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

Gtd. - Guaranteed

IDA - Industrial Development Authority

IDB - Industrial Development Board

IDR - Industrial Development Revenue

LOC - Letter of Credit

PCR - Pollution Control Revenue

PSF - Permanent School Fund

SFM - Single Family Mortgage

TANS - Tax Anticipation Notes

TRANS - Tax and Revenue Anticipation Notes

VRDB - Variable Rate Demand Bonds

VRDP - Variable Rate Demand Preferred

NORTHERN FUNDS QUARTERLY REPORT    23    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT MONEY MARKET FUND	DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 61 .6%(1)
Federal Farm Credit Bank - 10.9%
FFCB Bonds, 0.15%, 1/17/14	$2,500	$2,500
0.15%, 2/5/14	2,500	2,500
0.17%, 8/8/14	1,000	1,000
FFCB Discount Notes, 0.06%, 2/13/14	28,000	27,998
0.06%, 3/10/14	7,000	6,999
0.09%, 4/7/14	10,000	9,998
0.08%, 5/5/14	16,000	15,996
0.15%, 5/7/14	1,500	1,499
0.15%, 5/9/14	1,000	999
0.08%, 5/20/14	3,000	2,999
0.14%, 5/27/14	2,000	1,999
0.11%, 7/15/14	2,000	1,999
0.14%, 7/25/14	1,000	999
0.15%, 8/28/14	2,000	1,998
0.14%, 9/30/14	2,000	1,998
FFCB FRN, 0.14%, 1/1/14(2)	6,000	6,000
0.15%, 1/1/14(2)	5,000	5,000
0.33%, 1/1/14(2)	3,000	3,002
0.22%, 1/2/14(2)	5,500	5,501
0.29%, 1/2/14(2)	2,000	2,003
0.31%, 1/2/14(2)	4,500	4,503
0.15%, 1/4/14(2)	5,000	5,000
0.28%, 1/4/14(2)	3,000	3,006
0.13%, 1/6/14(2)	6,000	5,999
0.14%, 1/6/14(2)	4,000	4,000
0.14%, 1/8/14(2)	4,500	4,500
0.14%, 1/11/14(2)	3,500	3,500
0.14%, 1/13/14(2)	3,000	3,000
0.20%, 1/13/14(2)	2,500	2,501
0.17%, 1/15/14(2)	2,700	2,700
0.12%, 1/18/14(2)	4,500	4,499
0.15%, 1/18/14(2)	3,500	3,499
0.19%, 1/22/14(2)	2,000	2,002
0.14%, 1/23/14(2)	3,000	2,999
0.30%, 1/23/14(2)	2,000	2,004
0.14%, 1/30/14(2)	7,000	6,999

		163,698

Federal Home Loan Bank - 30.2%
FHLB Bonds, 0.18%, 1/7/14	7,000	7,000
0.11%, 1/17/14	4,000	4,000
0.10%, 1/22/14	4,000	4,000
0.13%, 1/22/14	4,000	4,000
0.09%, 1/30/14	5,500	5,500
0.18%, 3/6/14	1,500	1,500
0.09%, 3/10/14	19,500	19,500
0.18%, 3/11/14	3,500	3,500
0.07%, 3/17/14	3,000	3,000
0.06%, 3/20/14	8,000	8,000
0.06%, 4/1/14	10,000	9,999
0.17%, 4/1/14	3,000	3,000
0.06%, 4/2/14	6,000	6,000
0.27%, 4/3/14	4,000	4,001
0.17%, 8/1/14	4,000	4,000
0.18%, 8/1/14	4,000	4,000
0.18%, 8/5/14	3,000	3,000
0.17%, 8/22/14	2,000	2,000
0.17%, 8/26/14	1,000	1,000
0.20%, 8/29/14	2,500	2,500
0.17%, 9/12/14	3,000	2,999
0.16%, 9/30/14	12,000	11,998
0.24%, 10/7/14	3,000	3,000
FHLB Discount Notes, 0.07%, 1/2/14	1,000	1,000
0.13%, 1/2/14	5,500	5,500
0.16%, 1/2/14	3,500	3,500
0.14%, 1/14/14	7,000	7,000
0.08%, 1/17/14	8,000	8,000
0.10%, 1/21/14	3,000	3,000
0.15%, 2/5/14	7,000	6,999
0.08%, 2/12/14	8,000	7,999
0.09%, 2/12/14	25,000	24,997
0.17%, 2/13/14	3,000	2,999
0.11%, 2/14/14	10,000	9,999
0.10%, 2/19/14	2,000	2,000
0.06%, 2/25/14	5,000	5,000
0.11%, 2/26/14	10,000	9,998
0.09%, 2/28/14	5,000	4,999
0.11%, 2/28/14	1,000	1,000
0.09%, 3/5/14	15,500	15,497
0.16%, 3/10/14	1,500	1,500
0.12%, 3/14/14	3,000	2,999
0.11%, 3/19/14	19,000	18,996
0.14%, 4/1/14	8,000	7,997

NORTHERN FUNDS QUARTERLY REPORT    1    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 61 .6%(1) continued
Federal Home Loan Bank - 30.2% continued
0.11%, 4/2/14	$7,000	$6,998
0.12%, 4/29/14	1,500	1,499
0.11%, 5/2/14	28,000	27,990
0.11%, 5/9/14	8,000	7,997
0.12%, 5/16/14	4,000	3,998
0.14%, 5/23/14	3,000	2,998
0.11%, 5/27/14	4,000	3,998
0.14%, 6/6/14	10,000	9,994
0.14%, 6/11/14	10,000	9,994
0.14%, 6/18/14	5,000	4,997
0.15%, 7/25/14	4,500	4,496
0.16%, 8/1/14	2,500	2,498
0.15%, 8/14/14	2,000	1,998
0.14%, 8/21/14	3,000	2,997
0.15%, 8/29/14	3,000	2,997
0.16%, 10/29/14	3,000	2,996
FHLB FRN, 0.15%, 1/2/14(2)	9,000	9,000
0.23%, 1/2/14(2)	8,300	8,300
0.14%, 1/6/14(2)	5,000	5,000
0.16%, 1/11/14(2)	9,000	8,998
0.11%, 1/15/14(2)	2,000	2,000
0.08%, 1/16/14(2)	3,000	3,000
0.12%, 1/19/14(2)	15,000	14,999
0.14%, 1/23/14(2)	6,000	6,000
0.17%, 1/23/14(2)	3,000	3,000
0.11%, 1/24/14(2)	4,400	4,400
0.12%, 1/24/14(2)	8,000	8,000
0.14%, 1/27/14(2)	4,500	4,500
0.15%, 1/27/14(2)	11,000	10,999

		455,117

Federal Home Loan Mortgage Corporation - 10.1%
FHLMC Bonds, 0.13%, 2/7/14	38,000	38,001
0.15%, 3/27/14	10,000	10,000
1.00%, 8/27/14	3,000	3,016
FHLMC Discount Notes, 0.16%, 1/14/14	17,000	16,999
0.11%, 1/22/14	5,000	4,999
0.16%, 2/3/14	1,500	1,500
0.09%, 2/18/14	15,000	14,998
0.09%, 5/6/14	7,000	6,998
0.09%, 5/21/14	8,000	7,997
0.12%, 5/27/14	6,000	5,997
0.12%, 6/18/14	9,000	8,995
0.10%, 7/1/14	6,000	5,997
0.13%, 7/22/14	8,000	7,994
0.16%, 8/18/14	3,000	2,997
FHLMC FRN, 0.17%, 1/5/14(2)	9,000	9,001
0.15%, 1/16/14(2)	6,000	6,000

		151,489

Federal National Mortgage Association - 10.4%
FNMA Bond, 2.50%, 5/15/14	1,000	1,009
FNMA Discount Notes, 0.10%, 1/8/14	10,000	10,000
0.10%, 1/9/14	9,000	9,000
0.13%, 1/27/14	4,000	4,000
0.16%, 2/3/14	3,500	3,499
0.09%, 3/3/14	29,700	29,694
0.10%, 6/2/14	3,000	2,999
0.13%, 6/11/14	13,201	13,193
0.15%, 7/15/14	5,000	4,996
0.13%, 8/19/14	8,000	7,993
0.14%, 9/2/14	6,000	5,994
FNMA FRN, 0.14%, 1/5/14(2)	8,000	7,997
0.15%, 1/11/14(2)	10,000	10,000
0.15%, 1/20/14(2)	25,000	24,998
0.18%, 1/20/14(2)	3,000	3,001
0.14%, 1/27/14(2)	18,500	18,497

		156,870

Total U.S. Government Agencies (Cost $927,174)		927,174

U.S. GOVERNMENT OBLIGATIONS - 2.7%
U.S. Treasury Bills - 1.6%
0.05%, 1/16/14	7,000	7,000
0.07%, 1/16/14	8,000	8,000
0.04%, 1/30/14	9,000	8,999

		23,999

U.S. Treasury Notes - 1.1%
1.00%, 1/15/14	14,200	14,205

MONEY MARKET FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 2.7% continued
U.S. Treasury Notes - 1.1% continued
1.75%, 1/31/14	$2,500	$2,503

		16,708

Total U.S. Government Obligations (Cost $40,707)		40,707

Investments, at Amortized Cost ($967,881)		967,881

REPURCHASE AGREEMENTS - 36.1%
Joint Repurchase Agreements - 2.4%(3)
Bank of America Securities LLC, dated 12/31/13, repurchase price $12,309 0.06%, 1/2/14(2)	12,309	12,309
Morgan Stanley & Co., Inc., dated 12/31/13, repurchase price $12,309 0.01%, 1/2/14(2)	12,309	12,309
Societe Generale, New York Branch, dated 12/31/13, repurchase price $12,309 0.01%, 1/2/14(2)	12,309	12,309

		36,927

Repurchase Agreements - 33.7%(4)
Bank of America N.A., dated 12/31/13, repurchase price $125,000 0.01%, 1/2/14	125,000	125,000
Citigroup Global Markets, Inc., dated 12/31/13, repurchase price $182,589 0.02%, 1/2/14	182,589	182,589
Mizuho Securities USA, Inc., dated 12/3/13, repurchase price $50,010 0.13%, 1/31/14(5) (6)	50,000	50,000
Societe Generale, New York Branch, dated 12/31/13, repurchase price $150,000 0.01%, 1/2/14	150,000	150,000

		507,589

Total Repurchase Agreements (Cost $544,516)		544,516

Total Investments - 100.4% (Cost $1,512,397)(7)		1,512,397

Liabilities less Other Assets - (0.4)%		(6,166)

NET ASSETS - 100.0%		$1,506,231

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(2)	Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(3)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$13,744	2.13% - 3.63%	4/15/28 - 2/15/41
U.S. Treasury Notes	$23,634	0.13% -4.25%	6/30/14 - 4/15/18

Total	$37,378

(4)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
FHLMC	$60,124	2.13% - 4.95%	6/1/27 - 12/1/43
FNMA	$210,502	2.11% - 6.00%	6/1/19 - 10/1/43
GNMA	$200,691	3.00% - 6.00%	11/15/38 - 12/20/43
U.S. Treasury Bill	$51,000	0.02%	2/20/14 - 2/27/14

Total	$522,317

(5)	Restricted security has been deemed illiquid. At December 31, 2013, the value of this restricted illiquid security amounted to approximately $50,000,000 or 3.3% of net assets. Additional information on this restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Mizuho Securities USA, Inc., 0.13% 1/31/14	12/3/13	$50,000

(6)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(7)	The cost for federal income tax purposes was $1,512,397.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

NORTHERN FUNDS QUARTERLY REPORT    3    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT MONEY MARKET FUND continued	DECEMBER 31, 2013 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments, which are carried at amortized cost, which approximates fair value, by the above fair value hierarchy, as of December 31, 2013:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL3 (000S)	TOTAL (000S)
Investments held by U.S. Government Money Market Fund	$—	$1,512,397	(1)	$—	$1,512,397

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At December 31, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity date represents the next interest reset date for floating rate securitites. For all other securities, the date shown represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FRN - Floating Rate Notes

GNMA - Government National Mortgage Association

MONEY MARKET FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT MONEY MARKET FUND	DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 81 .7%(1)
Federal Farm Credit Bank - 26.4%
FFCB Bonds, 0.15%, 1/17/14	$6,500	$6,500
0.15%, 2/5/14	6,500	6,500
0.17%, 8/8/14	2,000	2,000
FFCB Discount Notes,
0.01%, 1/2/14	5,333	5,333
0.08%, 1/9/14	6,000	6,000
0.08%, 1/14/14	11,500	11,500
0.04%, 1/27/14	7,000	7,000
0.09%, 1/27/14	7,500	7,499
0.12%, 1/28/14	1,500	1,500
0.09%, 1/29/14	12,000	11,999
0.10%, 2/10/14	2,000	2,000
0.06%, 2/13/14	72,000	71,995
0.09%, 3/4/14	4,000	3,999
0.15%, 3/7/14	4,000	3,999
0.06%, 3/10/14	16,000	15,998
0.09%, 3/17/14	38,000	37,993
0.13%, 4/1/14	8,500	8,497
0.09%, 4/2/14	19,000	18,996
0.09%, 4/7/14	25,000	24,994
0.07%, 4/10/14	8,000	7,998
0.14%, 4/22/14	5,000	4,998
0.10%, 5/2/14	40,000	39,986
0.08%, 5/5/14	44,000	43,988
0.15%, 5/7/14	4,000	3,998
0.15%, 5/9/14	2,000	1,999
0.11%, 5/15/14	8,000	7,997
0.08%, 5/20/14	7,000	6,998
0.14%, 5/27/14	4,500	4,497
0.10%, 6/16/14	2,000	1,999
0.13%, 6/25/14	4,000	3,997
0.15%, 7/9/14	1,500	1,499
0.16%, 7/10/14	9,000	8,992
0.11%, 7/15/14	5,000	4,997
0.14%, 7/25/14	4,000	3,997
0.15%, 8/25/14	8,000	7,992
0.15%, 8/27/14	8,000	7,992
0.15%, 8/28/14	6,000	5,994
0.14%, 9/30/14	4,000	3,996
FFCB FRN, 0.15%, 1/1/14(2)	15,000	14,999
0.33%, 1/1/14(2)	11,500	11,508
0.13%, 1/2/14(2)	11,500	11,499
0.17%, 1/2/14(2)	46,000	45,998
0.18%, 1/2/14(2)	16,500	16,500
0.24%, 1/2/14(2)	6,000	6,001
0.25%, 1/2/14(2)	10,000	10,011
0.30%, 1/2/14(2)	11,400	11,402
0.31%, 1/2/14(2)	10,500	10,508
0.12%, 1/4/14(2)	7,500	7,499
0.15%, 1/4/14(2)	41,500	41,501
0.28%, 1/4/14(2)	7,000	7,013
0.12%, 1/6/14	29,500	29,500
0.13%, 1/6/14(2)	15,000	14,997
0.14%, 1/6/14(2)	32,000	31,998
0.15%, 1/6/14(2)	8,500	8,500
0.20%, 1/6/14(2)	15,000	15,010
0.14%, 1/8/14(2)	11,500	11,500
0.12%, 1/9/14(2)	4,000	4,000
0.14%, 1/9/14(2)	8,500	8,498
0.14%, 1/11/14(2)	9,000	9,000
0.13%, 1/12/14(2)	9,500	9,499
0.14%, 1/13/14(2)	37,000	36,996
0.20%, 1/13/14(2)	6,000	6,003
0.17%, 1/15/14	6,900	6,900
0.14%, 1/16/14(2)	17,000	17,000
0.15%, 1/16/14(2)	3,500	3,500
0.11%, 1/17/14(2)	12,500	12,501
0.12%, 1/18/14(2)	12,000	11,997
0.15%, 1/18/14(2)	9,500	9,498
0.12%, 1/20/14(2)	7,500	7,499
0.19%, 1/20/14(2)	17,200	17,211
0.20%, 1/20/14(2)	3,000	3,002
0.19%, 1/22/14(2)	4,000	4,004
0.13%, 1/23/14(2)	8,500	8,500
0.30%, 1/23/14(2)	5,000	5,011
0.14%, 1/25/14(2)	8,500	8,498
0.11%, 1/26/14(2)	17,000	16,999
0.18%, 1/27/14(2)	14,500	14,504
0.16%, 1/28/14(2)	29,500	29,508
0.14%, 1/30/14(2)	17,000	16,998

		1,001,286

Federal Home Loan Bank - 53.3%
FHLB Bonds, 0.18%, 1/7/14	19,000	19,000
0.11%, 1/17/14	10,000	10,000
0.10%, 1/22/14	11,000	11,000

MONEY MARKET FUNDS    1    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 81 .7%(1) continued
Federal Home Loan Bank - 53.3% continued
0.09%, 1/24/14	$15,500	$15,500
0.11%, 1/24/14	12,500	12,500
0.09%, 1/30/14	14,000	14,000
0.09%, 3/10/14	39,000	38,999
0.17%, 3/13/14	5,000	5,000
0.07%, 3/17/14	7,000	7,000
0.06%, 3/20/14	11,000	11,000
0.06%, 4/1/14	31,000	30,998
0.06%, 4/2/14	6,000	6,000
0.27%, 4/3/14	5,000	5,002
0.14%, 4/15/14	12,000	11,999
0.11%, 6/2/14	39,000	38,994
0.12%, 6/9/14	50,000	49,996
0.18%, 8/1/14	11,000	11,000
0.18%, 8/5/14	15,500	15,500
0.17%, 8/22/14	6,000	5,999
0.17%, 8/26/14	8,000	7,999
0.20%, 8/29/14	6,000	6,000
0.17%, 9/12/14	8,000	7,998
0.16%, 9/30/14	15,000	14,998
0.24%, 10/7/14	8,000	8,000
FHLB Discount Notes, 0.06%, 1/2/14	11,000	11,000
0.07%, 1/2/14	27,000	27,000
0.10%, 1/2/14	4,000	4,000
0.13%, 1/2/14	12,500	12,500
0.16%, 1/2/14	9,000	9,000
0.07%, 1/3/14	81,000	81,000
0.05%, 1/6/14	30,000	30,000
0.05%, 1/10/14	40,000	39,999
0.14%, 1/14/14	20,000	19,999
0.09%, 1/16/14	47,000	46,998
0.04%, 1/17/14	4,000	4,000
0.07%, 1/17/14	15,000	14,999
0.08%, 1/17/14	22,000	21,999
0.10%, 1/21/14	7,000	7,000
0.06%, 1/22/14	20,000	19,999
0.04%, 1/27/14	15,000	14,999
0.08%, 2/5/14	30,000	29,997
0.15%, 2/5/14	10,000	9,999
0.08%, 2/12/14	22,000	21,998
0.09%, 2/12/14	50,000	49,995
0.17%, 2/13/14	7,500	7,498
0.09%, 2/14/14	91,000	90,990
0.11%, 2/14/14	20,000	19,998
0.09%, 2/19/14	15,000	14,998
0.10%, 2/19/14	56,000	55,993
0.11%, 2/26/14	90,000	89,985
0.08%, 2/28/14	100,000	99,987
0.11%, 2/28/14	10,000	9,999
0.09%, 3/5/14	89,200	89,186
0.09%, 3/7/14	20,000	19,997
0.16%, 3/10/14	4,000	3,999
0.10%, 3/12/14	30,000	29,994
0.12%, 3/14/14	8,000	7,998
0.11%, 3/19/14	95,000	94,978
0.11%, 3/21/14	50,000	49,988
0.14%, 4/1/14	12,000	11,996
0.11%, 4/2/14	18,000	17,995
0.11%, 4/9/14	31,000	30,991
0.11%, 4/17/14	10,000	9,997
0.14%, 4/24/14	1,350	1,349
0.12%, 4/29/14	3,500	3,499
0.11%, 5/2/14	41,000	40,986
0.12%, 5/16/14	25,000	24,989
0.11%, 5/23/14	6,000	5,997
0.14%, 5/23/14	7,000	6,997
0.13%, 6/4/14	49,000	48,973
0.14%, 6/6/14	45,000	44,973
0.14%, 6/18/14	12,000	11,992
0.17%, 7/1/14	4,000	3,997
0.13%, 7/15/14	4,000	3,997
0.15%, 7/21/14	1,500	1,499
0.15%, 7/25/14	12,000	11,990
0.16%, 8/1/14	4,000	3,996
0.14%, 8/21/14	7,000	6,994
0.16%, 10/29/14	9,000	8,988
FHLB FRN, 0.15%, 1/2/14(2)	16,000	15,999
0.23%, 1/2/14(2)	22,300	22,300
0.14%, 1/3/14(2)	20,000	19,999
0.14%, 1/6/14(2)	10,000	10,000
0.16%, 1/11/14(2)	22,000	21,996
0.13%, 1/13/14(2)	17,000	17,000
0.11%, 1/15/14(2)	6,000	6,000
0.08%, 1/16/14(2)	6,000	6,000
0.12%, 1/19/14(2)	17,500	17,498

MONEY MARKET FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 81 .7%(1) continued
Federal Home Loan Bank - 53.3% continued
0.14%, 1/23/14(2)	$15,000	$14,999
0.17%, 1/23/14(2)	7,000	7,000
0.12%, 1/24/14(2)	20,500	20,499
0.15%, 1/27/14(2)	15,000	14,999

		2,023,035

Tennessee Valley Authority - 2.0%
TVA Discount Note,
0.14%, 1/9/14	78,000	77,998

Total U.S. Government Agencies (Cost $3,102,319)		3,102,319

U.S. GOVERNMENT OBLIGATIONS - 4 .1%
U.S. Treasury Bills - 3.2%
0.00%, 1/2/14	18,383	18,383
0.05%, 1/16/14	18,000	18,000
0.07%, 1/16/14	22,000	21,999
0.04%, 1/23/14	39,000	38,999
0.04%, 1/30/14	23,000	22,999

		120,380

U.S. Treasury Notes - 0.9%
1.00%, 1/15/14	20,000	20,006
1.75%, 1/31/14	16,500	16,522

		36,528

Total U.S. Government Obligations (Cost $156,908)		156,908

Investments, at Amortized Cost ($3,259,227)		3,259,227

REPURCHASE AGREEMENTS - 13.1%
Repurchase Agreements - 13.1%(3)
Bank of America N.A., dated 12/31/13, repurchase price $75,000
0.01%, 1/2/14	$75,000	$75,000
Credit Suisse Securities, dated 12/31/13, repurchase price $45,991
0.01%, 1/2/14	45,991	45,991
Mizuho Securities USA, Inc., dated 12/31/13, repurchase price $375,000
0.01%, 1/2/14	375,000	375,000

		495,991

Total Repurchase Agreements (Cost $495,991)		495,991

Total Investments - 98.9% (Cost $3,755,218)(4)		3,755,218

Other Assets less Liabilities - 1.1%		40,519

NET ASSETS - 100.0%		$3,795,737

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(3)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
GNMA	$124,624	3.50% - 5.00%	6/15/25 - 5/15/54
U.S. Treasury Bonds	$12,061	0.09% - 7.63%	5/15/14 - 8/15/43
U.S. Treasury Notes	$370,453	0.13% - 4.00%	2/28/14 - 5/15/20

Total	$507,138

(4)	The cost for federal income tax purposes was $3,755,218.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments, which are carried at amortized cost, which approximates fair value, by the above fair value hierarchy, as of December 31, 2013:

NORTHERN FUNDS QUARTERLY REPORT    3    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT MONEY MARKET FUND continued	DECEMBER 31, 2013 (UNAUDITED)

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by U.S. Government Select Money Market Fund	$—	$3,755,218	(1)	$—	$3,755,218

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At December 31, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity date represents the next interest reset date for floating rate securities. For all other securities, the date shown represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FRN - Floating Rate Notes

GNMA - Government National Mortgage Association

TVA - Tennessee Valley Authority

NORTHERN FUNDS QUARTERLY REPORT     4     MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND	DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET - BACKED SECURITIES - 9.2%
Automobile - 0.3%
Nissan Auto Receivables Owner Trust, Series 2012-A, Class A3,
0.73%, 5/16/16	$235	$236

Commercial Mortgage-Backed Securities - 8.9%
Banc of America Commercial Mortgage Trust, Series 2006-5, Class A4,
5.41%, 9/10/47	350	380
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T24, Class A4,
5.54%, 10/12/41	425	465
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW16, Class A4,
5.71%, 6/11/40	80	90
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class A4,
5.74%, 9/11/42	455	513
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4,
5.71%, 12/10/49	720	805
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5,
5.62%, 10/15/48	665	725
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP1, Class A2,
4.63%, 3/15/46	59	59
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class A4,
5.55%, 5/12/45	521	565
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A4,
5.40%, 5/15/45	440	479
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class A4,
5.44%, 6/12/47	265	291
LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2,
6.15%, 4/15/41	170	194
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A4,
5.33%, 12/15/43	582	635
Morgan Stanley Capital I Trust, Series 2007-IQ16, Class A4,
5.81%, 12/12/49	480	537
Morgan Stanley Capital I Trust, Series 2007-T27, Class A4,
5.65%, 6/11/42	405	455
Morgan Stanley Capital I Trust, Series 2008-T29, Class A4,
6.28%, 1/11/43	450	519
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4,
5.31%, 11/15/48	600	656

		7,368

Total Asset-Backed Securities (Cost $7,671)		7,604

CORPORATE BONDS - 37.6%
Aerospace/Defense - 0.1%
Northrop Grumman Corp.,
1.75%, 6/1/18	100	98

Agriculture - 1.5%
Altria Group, Inc.,
4.00%, 1/31/24	75	73
10.20%, 2/6/39	66	103
5.38%, 1/31/44	210	211
Bunge Ltd. Finance Corp.,
4.10%, 3/15/16	125	132
8.50%, 6/15/19	205	252
Lorillard Tobacco Co.,
8.13%, 6/23/19	300	365
Reynolds American, Inc.,
6.15%, 9/15/43	125	135

		1,271

Auto Manufacturers - 0.4%
Daimler Finance North America LLC,
1.45%, 8/1/16(1) (2)	100	101
Ford Motor Co.,
7.45%, 7/16/31	95	116
Nissan Motor Acceptance Corp.,
4.50%, 1/30/15(1) (2)	120	125

		342

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 37.6% continued
Auto Parts & Equipment - 0.3%
BorgWarner, Inc.,
4.63%, 9/15/20	$240	$254

Banks - 6.1%
Bank of America Corp.,
3.75%, 7/12/16	75	80
3.88%, 3/22/17	200	214
6.00%, 9/1/17	170	194
2.60%, 1/15/19	165	166
5.70%, 1/24/22	145	164
4.10%, 7/24/23	185	186
Branch Banking & Trust Co.,
1.45%, 10/3/16	95	96
Capital One N.A.,
1.50%, 3/22/18	105	102
Citigroup, Inc.,
2.65%, 3/2/15	135	138
1.70%, 7/25/16	145	146
6.00%, 8/15/17	200	228
3.50%, 5/15/23	140	130
6.68%, 9/13/43	115	132
Discover Bank,
2.00%, 2/21/18	125	123
Goldman Sachs Group (The), Inc.,
3.63%, 2/7/16	130	136
5.63%, 1/15/17	145	160
2.38%, 1/22/18	115	115
2.90%, 7/19/18	145	148
5.75%, 1/24/22	155	175
6.75%, 10/1/37	135	150
HSBC USA, Inc.,
2.38%, 2/13/15	125	128
1.63%, 1/16/18	95	94
JPMorgan Chase & Co.,
7.90%, 4/30/18	135	149
6.30%, 4/23/19	130	153
5.15%, 5/1/23	155	139
Morgan Stanley,
4.00%, 7/24/15	175	183
3.45%, 11/2/15	205	213
4.75%, 3/22/17	35	38
7.30%, 5/13/19	160	194
5.75%, 1/25/21	100	113
5.00%, 11/24/25	120	120
6.38%, 7/24/42	96	112
PNC Financial Services Group (The), Inc.,
4.85%, 6/1/23	95	85
Wells Fargo & Co.,
7.98%, 3/15/18	135	151
5.38%, 11/2/43	165	169

		5,024

Beverages-0.6%
PepsiCo, Inc.,
2.25%, 1/7/19	265	266
SABMiller Holdings, Inc.,
1.85%, 1/15/15(2)	225	228

		494

Biotechnology - 0.4%
Celgene Corp.,
2.30%, 8/15/18	30	30
5.25%, 8/15/43	105	106
Genzyme Corp.,
3.63%, 6/15/15	110	115
Gilead Sciences, Inc.,
3.05%, 12/1/16	115	121

		372

Chemicals - 0.5%
Eastman Chemical Co.,
2.40%, 6/1/17	150	152
Ecolab, Inc.,
1.45%, 12/8/17	110	108
Mosaic (The) Co.,
5.45%, 11/15/33	125	127

		387

Commercial Services - 0.3%
ERAC USA Finance LLC,
7.00%, 10/15/37(1) (2)	220	260

Computers - 0.4%
Hewlett-Packard Co.,
2.60%, 9/15/17	105	106
NetApp, Inc.,
2.00%, 12/15/17	255	254

		360

Diversified Financial Services - 3.0%
Air Lease Corp.,
5.63%, 4/1/17	185	204

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 37.6% continued
Diversified Financial Services - 3.0% continued
American Express Credit Corp.,
2.80%, 9/19/16	$100	$104
American Honda Finance Corp.,
1.13%, 10/7/16	200	201
Countrywide Financial Corp.,
6.25%, 5/15/16	205	226
FMR LLC,
6.45%, 11/15/39(1) (2)	345	394
General Electric Capital Corp.,
5.63%, 5/1/18	255	293
6.25%, 12/15/22	250	258
Hyundai Capital America,
1.63%, 10/2/15(2)	455	457
4.00%, 6/8/17(1) (2)	90	95
KKR Group Finance Co. LLC,
6.38%, 9/29/20(1) (2)	180	202
SLM Corp.,
3.88%, 9/10/15	55	57

		2,491

Electric - 3.3%
CMS Energy Corp.,
8.75%, 6/15/19	180	228
Commonwealth Edison Co.,
4.70%, 4/15/15	170	179
Dominion Gas Holdings LLC,
3.55%, 11/1/23(1) (2)	230	221
Exelon Corp.,
5.63%, 6/15/35	170	168
Exelon Generation Co. LLC,
6.20%, 10/1/17	100	113
Jersey Central Power & Light Co.,
4.70%, 4/1/24(1) (2)	130	129
MidAmerican Energy Co.,
2.40%, 3/15/19	160	161
MidAmerican Energy Holdings Co.,
1.10%, 5/15/17(1) (2)	235	234
3.75%, 11/15/23(1) (2)	90	88
NextEra Energy Capital Holdings, Inc.,
1.34%, 9/1/15	205	206
Pacific Gas & Electric Co.,
3.85%, 11/15/23	365	363
PPL Capital Funding, Inc.,
3.50%, 12/1/22	95	90
Progress Energy, Inc.,
4.88%, 12/1/19	100	110
7.75%, 3/1/31	180	232
Southern (The) Co.,
2.45%, 9/1/18	200	203

		2,725

Electronics - 0.7%
Agilent Technologies, Inc.,
6.50%, 11/1/17	195	226
Thermo Fisher Scientific, Inc.,
3.20%, 3/1/16	155	162
4.15%, 2/1/24	160	158

		546

Food - 0.8%
ConAgra Foods, Inc.,
2.10%, 3/15/18	135	134
Kraft Foods Group, Inc.,
6.13%, 8/23/18	365	425
Unilever Capital Corp.,
2.20%, 3/6/19	90	90

		649

Gas-0.2%
CenterPoint Energy, Inc.,
6.50%, 5/1/18	115	134

Healthcare - Products - 0.3%
Baxter International, Inc.,
5.38%, 6/1/18	130	147
CR Bard, Inc.,
1.38%, 1/15/18	75	73

		220

Healthcare - Services - 0.6%
Aetna, Inc.,
6.00%, 6/15/16	90	100
Cigna Corp.,
2.75%, 11/15/16	100	104
Humana, Inc.,
4.63%, 12/1/42	30	27
Ventas Realty L.P.,
5.70%, 9/30/43	80	82
WellPoint, Inc.,
1.88%, 1/15/18	100	99

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 37.6% continued
Healthcare - Services - 0.6% continued
3.13%, 5/15/22	$115	$108

		520

Insurance - 2.9%
Aflac, Inc.,
2.65%, 2/15/17	90	93
American International Group, Inc.,
2.38%, 8/24/15	90	92
3.80%, 3/22/17	175	187
8.18%, 5/15/58	150	181
Liberty Mutual Group, Inc.,
5.00%, 6/1/21(1) (2)	120	126
MetLife, Inc.,
6.40%, 12/15/36	190	195
4.88%, 11/13/43	120	118
Principal Financial Group, Inc.,
1.85%, 11/15/17	60	59
Protective Life Corp.,
8.45%, 10/15/39	350	446
Prudential Financial, Inc.,
3.00%, 5/12/16	280	292
5.63%, 6/15/43	205	201
Reinsurance Group of America, Inc.,
4.70%, 9/15/23	290	293
6.75%, 12/15/65	125	124

		2,407

Internet - 0.5%
Symantec Corp.,
2.75%, 9/15/15	230	236
2.75%, 6/15/17	130	132
4.20%, 9/15/20	85	86

		454

Investment Companies - 0.2%
Ares Capital Corp.,
4.88%, 11/30/18	180	184

Iron/Steel - 0.3%
Commercial Metals Co.,
7.35%, 8/15/18	130	148
Nucor Corp.,
4.00%, 8/1/23	100	98

		246

Machinery - Construction & Mining - 0.2%
Caterpillar Financial Services Corp.,
5.45%, 4/15/18	175	199

Machinery - Diversified - 0.2%
Roper Industries, Inc.,
6.25%, 9/1/19	160	184

Media - 2.6%
21st Century Fox America, Inc.,
7.25%, 5/18/18	115	139
6.90%, 8/15/39	170	202
CBS Corp.,
1.95%, 7/1/17	75	75
7.88%, 7/30/30	120	149
Comcast Corp.,
4.95%, 6/15/16	85	93
6.30%, 11/15/17	140	163
2.85%, 1/15/23	300	277
4.25%, 1/15/33	170	158
6.40%, 5/15/38	240	277
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
2.40%, 3/15/17	100	102
5.20%, 3/15/20	155	169
5.15%, 3/15/42	160	144
Time Warner Cable, Inc.,
5.50%, 9/1/41	105	87
Time Warner, Inc.,
6.10%, 7/15/40	140	153

		2,188

Mining - 0.4%
Freeport-McMoRan Copper & Gold, Inc.,
1.40%, 2/13/15	90	91
3.88%, 3/15/23	105	99
5.45%, 3/15/43	105	100

		290

Miscellaneous Manufacturing - 0.2%
General Electric Co.,
5.25%, 12/6/17	120	136

Office/Business Equipment - 0.5%
Xerox Corp.,
4.25%, 2/15/15	235	244

FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 37.6% continued
Office/Business Equipment - 0.5% continued
2.95%, 3/15/17	$110	$113
4.50%, 5/15/21	90	92

		449

Oil&Gas - 1.1%
Anadarko Petroleum Corp.,
6.38%, 9/15/17	180	206
Devon Energy Corp.,
1.20%, 12/15/16	165	165
EQT Corp.,
4.88%, 11/15/21	145	149
Phillips 66,
2.95%, 5/1/17	200	208
Rowan Cos., Inc.,
4.88%, 6/1/22	195	198

		926

Oil & Gas Services - 0.2%
Cameron International Corp.,
4.00%, 12/15/23	40	39
National Oilwell Varco, Inc.,
1.35%, 12/1/17	125	123

		162

Pharmaceuticals - 1.3%
Cardinal Health, Inc.,
1.70%, 3/15/18	57	56
3.20%, 3/15/23	218	204
Express Scripts Holding Co.,
3.13%, 5/15/16	160	167
McKesson Corp.,
0.95%, 12/4/15	165	165
5.70%, 3/1/17	100	111
Medco Health Solutions, Inc.,
2.75%, 9/15/15	125	129
Mylan, Inc.,
1.80%, 6/24/16(2)	125	127
5.40%, 11/29/43	80	81

		1,040

Pipelines - 1.5%
Energy Transfer Partners L.P.,
3.60%, 2/1/23	105	97
6.50%, 2/1/42	160	172
Enterprise Products Operating LLC,
6.30%, 9/15/17	195	225
6.45%, 9/1/40	220	253
Kinder Morgan Energy Partners L.P.,
5.95%, 2/15/18	200	227
Williams Partners L.P.,
3.80%, 2/15/15	245	253

		1,227

Real Estate Investment Trusts - 2.2%
American Tower Corp.,
3.50%, 1/31/23	165	150
DDR Corp.,
7.50%, 7/15/18	115	137
EPR Properties,
5.75%, 8/15/22	20	20
5.25%, 7/15/23	130	127
ERP Operating L.P.,
5.25%, 9/15/14	140	144
4.63%, 12/15/21	160	169
HCP, Inc.,
5.63%, 5/1/17	150	167
3.75%, 2/1/19	70	73
Host Hotels & Resorts L.P.,
4.75%, 3/1/23	155	156
Kimco Realty Corp.,
5.70%, 5/1/17	115	128
Realty Income Corp.,
2.00%, 1/31/18	100	98
UDR, Inc.,
3.70%, 10/1/20	130	131
Ventas Realty L.P./Ventas Capital Corp.,
4.00%, 4/30/19	90	95
4.75%, 6/1/21	180	189

		1,784

Retail - 1.1%
CVS Caremark Corp.,
5.75%, 6/1/17	100	113
5.75%, 5/15/41	150	164
Home Depot (The), Inc.,
2.25%, 9/10/18	200	203
Macy’s Retail Holdings, Inc.,
4.38%, 9/1/23	75	75
McDonald’s Corp.,
5.80%, 10/15/17	180	208

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 37.6% continued
Retail - 1.1% continued
Nordstrom, Inc.,
5.00%, 1/15/44(1) (2)	$155	$153

		916

Semiconductors - 0.4%
Altera Corp.,
4.10%, 11/15/23	185	178
Samsung Electronics America, Inc.,
1.75%, 4/10/17(1) (2)	160	159

		337

Software - 0.8%
Autodesk, Inc.,
1.95%, 12/15/17	215	213
CA, Inc.,
2.88%, 8/15/18	70	70
Microsoft Corp.,
3.63%, 12/15/23	125	125
Oracle Corp.,
1.20%, 10/15/17	245	241

		649

Telecommunications - 1.3%
AT&T, Inc.,
1.40%, 12/1/17	130	128
CC Holdings GS V LLC/Crown Castle GS III Corp.,
2.38%, 12/15/17	75	74
Juniper Networks, Inc.,
4.60%, 3/15/21	160	162
Verizon Communications, Inc.,
1.77%, 9/15/16	155	160
2.50%, 9/15/16	235	243
3.50%, 11/1/21	140	139
6.40%, 9/15/33	130	150

		1,056

Transportation - 0.2%
CSX Corp.,
3.70%, 11/1/23	105	102
4.75%, 5/30/42	95	90

		192

Total Corporate Bonds (Cost $30,790)		31,173

FOREIGN ISSUER BONDS - 10.7%
Banks - 1.4%
Cooperatieve Centrale Raiffeisen- Boerenleenbank B.A.,
4.63%, 12/1/23	200	201
ING Bank N.V.,
5.80%, 9/25/23(1) (2)	130	136
Lloyds Bank PLC,
2.30%, 11/27/18	145	145
6.50%, 9/14/20(1) (2)	315	358
Royal Bank of Canada,
1.20%, 9/19/17	300	297

		1,137

Beverages-0.9%
Heineken N.V.,
1.40%, 10/1/17(1) (2)	75	74
Pernod Ricard S.A.,
2.95%, 1/15/17(1) (2)	415	429
4.45%, 1/15/22(1) (2)	110	111
SABMiller PLC,
6.50%, 7/1/16(1) (2)	105	118

		732

Chemicals - 0.5%
Agrium, Inc.,
4.90%, 6/1/43	105	97
LyondellBasell Industries N.V.,
5.00%, 4/15/19	210	233
Potash Corp. of Saskatchewan, Inc.,
3.25%, 12/1/17	80	84

		414

Computers - 0.3%
Seagate HDD Cayman,
4.75%, 6/1/23(1) (2)	265	248

Diversified Financial Services - 0.4%
Invesco Finance PLC,
4.00%, 1/30/24	145	144
Macquarie Group Ltd.,
7.30%, 8/1/14(1) (2)	165	171

		315

Electric - 0.3%
PPL WEM Holdings PLC,
3.90%, 5/1/16(1) (2)	225	235

FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 10.7% continued
Healthcare - Products - 0.2%
Covidien International Finance S.A.,
1.35%, 5/29/15	$200	$201

Insurance - 1.0%
Allied World Assurance Co. Ltd.,
7.50%, 8/1/16	255	293
5.50%, 11/15/20	190	206
XL Group PLC,
6.50%, 4/15/17	350	344

		843

Internet - 0.3%
Baidu, Inc.,
3.25%, 8/6/18	210	212

Mining - 0.3%
Anglo American Capital PLC,
2.63%, 9/27/17(1) (2)	100	100
Rio Tinto Finance USA PLC,
1.63%, 8/21/17	135	135

		235

Miscellaneous Manufacturing - 0.4%
Ingersoll-Rand Global Holding Co. Ltd.,
6.88%, 8/15/18	125	147
Pentair Finance S.A.,
1.88%, 9/15/17	95	94
Tyco Electronics Group S.A.,
6.55%, 10/1/17	100	114

		355

Oil&Gas-3.1%
BP Capital Markets PLC,
1.38%, 11/6/17	215	212
1.38%, 5/10/18	75	73
Canadian Natural Resources Ltd.,
5.70%, 5/15/17	145	163
CNOOC Finance 2013 Ltd.,
3.00%, 5/9/23	380	339
Encana Corp.,
5.15%, 11/15/41	100	94
Ensco PLC,
3.25%, 3/15/16	140	146
Lukoil International Finance B.V.,
3.42%, 4/24/18(1) (2)	105	106
Petrobras International Finance Co.,
3.50%, 2/6/17	165	167
5.38%, 1/27/21	95	94
Petro-Canada,
6.05%, 5/15/18	245	282
Petroleos Mexicanos,
5.50%, 1/21/21	205	220
Statoil ASA,
2.90%, 11/8/20	330	328
Transocean, Inc.,
2.50%, 10/15/17	310	313

		2,537

Oil & Gas Services - 0.6%
Schlumberger Investment S.A.,
3.65%, 12/1/23	135	134
Weatherford International Ltd.,
5.13%, 9/15/20	180	194
5.95%, 4/15/42	150	150

		478

Pharmaceuticals - 0.3%
Perrigo Co. PLC,
2.30%, 11/8/18(1) (2)	260	257

Pipelines - 0.1%
TransCanada PipeLines Ltd.,
0.88%, 3/2/15	85	85

Transportation - 0.6%
Kansas City Southern de Mexico S.A.de C.V.,
2.35%, 5/15/20	575	536

Total Foreign Issuer Bonds (Cost $8,728)		8,820

U.S. GOVERNMENT AGENCIES - 16.0%(3)
Fannie Mae - 11.4%
Pool #535714,
7.50%, 1/1/31	14	16
Pool #555599,
7.00%, 4/1/33	41	48
Pool #656035,
7.50%, 9/1/32	8	9
Pool #712130,
7.00%, 6/1/33	18	21
Pool #890009,
5.50%, 9/1/36	202	222

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 16.0% (3) continued
Fannie Mae - 11.4% continued
Pool #890384,
4.50%, 10/1/41	$30	$32
Pool #893082,
2.62%, 9/1/36	244	260
Pool #932638,
5.00%, 3/1/40	486	531
Pool #AA7583,
4.50%, 6/1/39	26	27
Pool #AB1470,
4.50%, 9/1/40	550	583
Pool #AB2693,
4.50%, 4/1/41	644	687
Pool #AB3114,
5.00%, 6/1/41	401	438
Pool #AC9581,
5.50%, 1/1/40	278	307
Pool #AD0915,
5.50%, 12/1/38	345	380
Pool #AD6929,
5.00%, 6/1/40	388	423
Pool #AE6415,
4.00%, 10/1/40	556	574
Pool #AH1166,
4.50%, 12/1/40	889	944
Pool #AH1507,
4.50%, 12/1/40	371	394
Pool #AH9109,
4.50%, 4/1/41	35	37
Pool #AJ0799,
4.00%, 9/1/41	222	229
Pool #AJ1713,
4.00%, 9/1/41	258	265
Pool #AJ4048,
4.00%, 10/1/41	568	589
Pool #AJ4467,
4.00%, 11/1/41	245	253
Pool #AJ5836,
4.00%, 11/1/41	246	254
Pool #AJ7686,
4.00%, 12/1/41	299	308
Pool #AO6996,
3.50%, 6/1/42	5	5
Pool #AP4514,
3.50%, 9/1/42	7	7
Pool TBA,
4.00%, 1/14/43(4)	845	870
4.50%, 1/14/43(4)	400	424
5.00%, 1/14/43(4)	250	272

		9,409

Freddie Mac - 0.9%
Pool #1B3575,
6.22%, 9/1/37	57	59
Pool #1G2296,
6.21%, 11/1/37	248	257
Pool #1J0365,
2.67%, 4/1/37	171	183
Pool #1J2840,
2.52%, 9/1/37	225	240

		739

Freddie Mac Gold - 2.6%
Pool #A65182,
6.50%, 9/1/37	641	713
Pool #C02790,
6.50%, 4/1/37	420	470
Pool #C02838,
5.50%, 5/1/37	327	359
Pool #C03517,
4.50%, 9/1/40	305	324
Pool #G01954,
5.00%, 11/1/35	264	285

		2,151

Government National Mortgage Association - 0.7%
Series 2012-2, Class A,
1.86%, 6/16/31	321	322
Series 2013-45, Class A,
1.45%, 10/16/40	299	295

		617

Government National Mortgage AssociationI - 0.0%
Pool #604183,
5.50%, 4/15/33	12	13
Pool #633627,
5.50%, 9/15/34	16	18

		31

FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 16.0% (3) continued
Government National Mortgage Association II - 0.4%
Pool #82581,
4.00%, 7/20/40	$292	$310

Total U.S. Government Agencies (Cost $12,947)		13,257

U.S. GOVERNMENT OBLIGATIONS - 13.6%
U.S. Treasury Bonds - 0.8%
3.63%, 8/15/43	675	638

U.S. Treasury Inflation Indexed Bonds - 1.5%
0.63%, 2/15/43	1,570	1,226

U.S. Treasury Inflation Indexed Notes - 1.0%
0.13%, 4/15/18	415	428
0.38%, 7/15/23	440	426

		854

U.S. Treasury Notes - 10.3%
0.63%, 12/15/16	3,240	3,227
2.38%, 12/31/20	5,135	5,115
2.75%, 11/15/23	250	244

		8,586

Total U.S. Government Obligations (Cost $11,403)		11,304

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 4.2%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(5) (6)	3,509,305	$3,509

Total Investment Companies (Cost $3,509)		3,509

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT - TERM INVESTMENTS - 2.4%
U.S. Treasury Bill,
0.09%, 7/24/14	$2,000	$1,999

Total Short-Term Investments (Cost $1,999)		1,999

Total Investments - 93.7% (Cost $77,047)		77,666

Other Assets less Liabilities - 6.3%		5,210

NET ASSETS - 100.0%		$82,876

(1)	Restricted security that has been deemed illiquid. At December 31, 2013, the value of these restricted illiquid securities amounted to approximately $4,630,000 or 5.6% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Anglo American Capital PLC,
2.63%, 9/27/17	9/20/12	$100

Daimler Finance North America LLC,
1.45%, 8/1/16	7/24/13	100

Dominion Gas Holdings LLC,
3.55%, 11/1/23	10/17/13	230

ERAC USA Finance LLC,
7.00%, 10/15/37	10/10/07	218

FMR LLC,
6.45%, 11/15/39	1/6/10	328

Heineken N.V.,
1.40%, 10/1/17	10/2/12	75

Hyundai Capital America,
4.00%, 6/8/17	12/1/11	90

ING Bank N.V.,
5.80%, 9/25/23	9/16/13	129

Jersey Central Power & Light Co.,
4.70%, 4/1/24	8/14/13	129

KKR Group Finance Co. LLC,
6.38%, 9/29/20	4/15/13	216

Liberty Mutual Group, Inc.,
5.00%, 6/1/21	4/12/13	133

Lloyds Bank PLC,
6.50%, 9/14/20	9/7/10	313

Lukoil International Finance B.V.,
3.42%, 4/24/18	4/17/13	105

Macquarie Group Ltd.,
7.30%, 8/1/14	12/14/10-12/15/10	180

MidAmerican Energy Holdings Co.,
1.10%, 5/15/17	11/5/13	235

NORTHERN FUNDS QUARTERLY REPORT    9    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
MidAmerican Energy Holdings Co.,
3.75%, 11/15/23	11/5/13	$90

Nissan Motor Acceptance Corp.,
4.50%, 1/30/15	1/20/10	119

Nordstrom, Inc.,
5.00%, 1/15/44	12/3/13-12/23/13	154

Pernod Ricard S.A.,
2.95%, 1/15/17	1/5/12-4/12/13	431

Pernod Ricard S.A.,
4.45%, 1/15/22	10/20/11	110

Perrigo Co. PLC,
2.30%, 11/8/18	11/5/13	260

PPL WEM Holdings PLC,
3.90%, 5/1/16	4/18/11	225

SABMiller PLC,
6.50%, 7/1/16	10/28/10	126

Samsung Electronics America, Inc.,
1.75%, 4/10/17	4/2/12	159

Seagate HDD Cayman,
4.75%, 6/1/23	9/26/13-9/27/13	257

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(4)	When-Issued Security.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(6)	At March 31, 2013, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $801,000 with net purchases of approximately $2,708,000 during the nine months ended December 31, 2013.

Percentages shown are based on Net Assets.

The interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

At December 31, 2013, the credit quality distribution for the Core Bond Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	18.4%
U.S. Agency	15.8
AAA	7.5
AA	4.4
A	14.8
BBB	33.9
BB	0.7
Cash Equivalents	4.5

Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy, as of December 31, 2013:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities	$—	$7,604	(1)	$—	$7,604
Corporate Bonds	—	31,173	(1)	—	31,173
Foreign Issuer Bonds	—	8,820	(1)	—	8,820
U.S. Government Agencies	—	13,257	(1)	—	13,257
U.S. Government Obligations	—	11,304	(1)	—	11,304
Investment Companies	3,509	—		—	3,509
Short-Term Investments	—	1,999		—	1,999

Total Investments	$3,509	$74,157		$—	$77,666

(1)	Classifications as defined in the Schedule of Investments.

FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At December 31, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Federal Tax Information:

At December 31, 2013, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$77,153

Gross tax appreciation of investments	$1,381
Gross tax depreciation of investments	(868)

Net tax appreciation of investments	$513

NORTHERN FUNDS QUARTERLY REPORT    11    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND	DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 10.2%
Automobile - 0.3%
Honda Auto Receivables Owner Trust, Series 2012-1, Class A3,
0.77%, 1/15/16	$67	$66
Nissan Auto Receivables Owner Trust, Series 2012-A, Class A3,
0.73%, 5/16/16	4,871	4,883

		4,949

Commercial Mortgage-Backed Securities - 9.9%
Banc of America Commercial Mortgage Trust, Series 2006-5, Class A4,
5.41%, 9/10/47	8,692	9,431
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR9, Class A2,
4.74%, 9/11/42	15	15
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T24, Class A4,
5.54%, 10/12/41	10,320	11,278
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW16, Class A4,
5.71%, 6/11/40	4,145	4,648
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class A4,
5.74%, 9/11/42	10,290	11,612
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4,
5.71%, 12/10/49	7,861	8,792
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5,
5.62%, 10/15/48	13,805	15,043
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP1, Class A2,
4.63%, 3/15/46	853	853
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class A4,
5.55%, 5/12/45	9,633	10,464
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A4,
5.40%, 5/15/45	3,595	3,916
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class A4,
5.44%, 6/12/47	7,110	7,814
LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2,
6.15%, 4/15/41	6,890	7,875
Morgan Stanley Capital I Trust, Series 2006-HQ9, Class A4,
5.73%, 7/12/44	4,984	5,428
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A4,
5.33%, 12/15/43	13,892	15,161
Morgan Stanley Capital I Trust, Series 2007-IQ16, Class A4,
5.81%, 12/12/49	6,000	6,708
Morgan Stanley Capital I Trust, Series 2007-T27, Class A4,
5.65%, 6/11/42	7,475	8,398
Morgan Stanley Capital I Trust, Series 2008-T29, Class A4,
6.28%, 1/11/43	7,180	8,286
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4,
5.31%, 11/15/48	13,904	15,196

		150,918

Total Asset-Backed Securities (Cost $157,546)		155,867

CORPORATE BONDS - 47.3%
Aerospace/Defense - 0.4%
B/E Aerospace, Inc.,
5.25%, 4/1/22	4,000	4,060
Northrop Grumman Corp.,
1.75%, 6/1/18	2,120	2,068

		6,128

Agriculture - 1.5%
Altria Group, Inc.,
4.00%, 1/31/24	1,430	1,398
10.20%, 2/6/39	1,135	1,771
5.38%, 1/31/44	3,875	3,891
Bunge Ltd. Finance Corp.,
4.10%, 3/15/16	3,071	3,243
8.50%, 6/15/19	1,975	2,426
Lorillard Tobacco Co.,
8.13%, 6/23/19	6,945	8,460
Reynolds American, Inc.,
6.15%, 9/15/43	2,295	2,478

		23,667

NORTHERN FUNDS QUARTERLY REPORT     1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 47.3% continued
Auto Manufacturers - 0.6%
Daimler Finance North America LLC,
1.45%, 8/1/16(1) (2)	$1,935	$1,947
Ford Motor Co.,
7.45%, 7/16/31	2,005	2,455
General Motors Co.,
6.25%, 10/2/43(1) (2)	1,910	1,984
Nissan Motor Acceptance Corp.,
4.50%, 1/30/15(1) (2)	2,730	2,838

		9,224

Auto Parts & Equipment - 0.8%
BorgWarner, Inc.,
4.63%, 9/15/20	3,350	3,541
Continental Rubber of America Corp.,
4.50%, 9/15/19(1) (2)	2,200	2,340
Dana Holding Corp.,
6.75%, 2/15/21	3,000	3,225
Delphi Corp.,
5.88%, 5/15/19	2,390	2,528

		11,634

Banks - 6.8%
Ally Financial, Inc.,
3.13%, 1/15/16	1,405	1,436
2.75%, 1/30/17	1,420	1,425
Bank of America Corp.,
3.75%, 7/12/16	4,095	4,353
3.88%, 3/22/17	2,460	2,626
6.00%, 9/1/17	3,255	3,717
5.70%, 1/24/22	3,055	3,458
5.20%, 6/1/23	1,715	1,509
4.10%, 7/24/23	2,030	2,039
Branch Banking & Trust Co.,
1.45%, 10/3/16	1,835	1,852
Capital One N.A.,
1.50%, 3/22/18	2,625	2,553
Citigroup, Inc.,
2.65%, 3/2/15	2,520	2,571
1.70%, 7/25/16	4,170	4,209
6.00%, 8/15/17	2,275	2,593
5.95%, 1/30/23	4,300	3,979
3.50%, 5/15/23	2,370	2,208
6.68%, 9/13/43	2,225	2,560
Discover Bank,
2.00%, 2/21/18	2,830	2,780
Goldman Sachs Group (The), Inc.,
3.63%, 2/7/16	2,455	2,577
5.63%, 1/15/17	2,945	3,245
2.38%, 1/22/18	2,625	2,635
2.90%, 7/19/18	2,835	2,885
5.75%, 1/24/22	3,315	3,732
6.75%, 10/1/37	2,845	3,165
HSBC USA, Inc.,
2.38%, 2/13/15	1,800	1,837
1.63%, 1/16/18	1,955	1,928
JPMorgan Chase & Co.,
7.90%, 4/30/18	2,830	3,120
6.30%, 4/23/19	2,625	3,098
5.15%, 5/1/23	3,200	2,872
JPMorgan Chase Bank N.A.,
6.00%, 10/1/17	190	217
Morgan Stanley,
4.00%, 7/24/15	3,110	3,247
3.45%, 11/2/15	2,580	2,686
4.75%, 3/22/17	885	966
7.30%, 5/13/19	3,305	4,014
5.75%, 1/25/21	2,485	2,811
5.00%, 11/24/25	2,105	2,111
6.38%, 7/24/42	2,396	2,806
PNC Financial Services Group (The), Inc.,
4.85%, 6/1/23	1,925	1,724
Wells Fargo & Co.,
7.98%, 3/15/18	2,820	3,144
5.38%, 11/2/43	3,060	3,133

		103,821

Beverages - 0.3%
Constellation Brands, Inc.,
6.00%, 5/1/22	3,665	3,912
SABMiller Holdings, Inc.,
1.85%, 1/15/15(2)	950	962

		4,874

Biotechnology - 0.2%
Celgene Corp.,
1.90%, 8/15/17	130	129
2.30%, 8/15/18	655	651
5.25%, 8/15/43	2,130	2,148

		2,928

FIXED INCOME FUNDS     2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 47.3% continued
Chemicals - 1.3%
Ashland, Inc.,
3.00%, 3/15/16	$2,100	$2,142
4.75%, 8/15/22	2,500	2,375
CF Industries, Inc.,
6.88%, 5/1/18	4,435	5,144
Huntsman International LLC,
4.88%, 11/15/20	3,960	3,900
Mosaic (The) Co.,
5.45%, 11/15/33	2,305	2,348
Rentech Nitrogen Partners L.P./Rentech Nitrogen Finance Corp.,
6.50%, 4/15/21(1) (2)	1,630	1,573
Tronox Finance LLC,
6.38%, 8/15/20	1,935	1,974

		19,456

Commercial Services - 1.7%
ERAC USA Finance LLC,
7.00%, 10/15/37(1) (2)	4,605	5,450
Hertz (The) Corp.,
7.50%, 10/15/18	5,450	5,879
5.88%, 10/15/20	2,635	2,731
Iron Mountain, Inc.,
6.00%, 8/15/23	3,015	3,090
Service Corp. International,
4.50%, 11/15/20	1,186	1,145
5.38%, 1/15/22(2)	1,600	1,620
United Rentals North America, Inc.,
5.75%, 7/15/18	3,800	4,061
7.63%, 4/15/22	2,025	2,250

		26,226

Computers - 0.5%
Hewlett-Packard Co.,
2.60%, 9/15/17	2,805	2,850
NetApp, Inc.,
2.00%, 12/15/17	5,675	5,646

		8,496

Diversified Financial Services - 3.8%
Air Lease Corp.,
5.63%, 4/1/17	3,310	3,645
American Express Credit Corp.,
2.80%, 9/19/16	1,000	1,045
Capital One Bank USA N.A.,
8.80%, 7/15/19	100	127
Countrywide Financial Corp.,
6.25%, 5/15/16	4,035	4,453
FMR LLC,
6.45%, 11/15/39(1) (2)	6,590	7,523
Ford Motor Credit Co. LLC,
7.00%, 4/15/15	1,515	1,631
4.25%, 2/3/17	1,895	2,039
General Electric Capital Corp.,
5.63%, 5/1/18	5,290	6,075
6.25%, 12/15/22	3,000	3,097
General Motors Financial Co., Inc.,
4.75%, 8/15/17(1) (2)	4,455	4,728
Hyundai Capital America,
4.00%, 6/8/17(1) (2)	1,910	2,011
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
7.75%, 1/15/16	6,870	7,007
6.00%, 8/1/20(1) (2)	1,560	1,607
International Lease Finance Corp.,
6.25%, 5/15/19	4,000	4,330
KKR Group Finance Co. LLC,
6.38%, 9/29/20(1) (2)	3,655	4,104
SLM Corp.,
3.88%, 9/10/15	1,095	1,132
6.00%, 1/25/17	3,295	3,567

		58,121

Electric - 2.6%
CMS Energy Corp.,
6.55%, 7/17/17	1,900	2,177
5.05%, 2/15/18	4,175	4,577
8.75%, 6/15/19	3,200	4,048
Dominion Gas Holdings LLC,
3.55%, 11/1/23(1) (2)	1,150	1,108
Exelon Corp.,
5.63%, 6/15/35	3,525	3,495
Exelon Generation Co. LLC,
6.20%, 10/1/17	2,345	2,650
IPALCO Enterprises, Inc.,
5.00%, 5/1/18	3,675	3,849
Jersey Central Power & Light Co.,
4.70%, 4/1/24(1) (2)	2,445	2,420
MidAmerican Energy Holdings Co.,
3.75%, 11/15/23(1) (2)	1,665	1,624

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 47.3% continued
Electric - 2.6% continued
PPL Capital Funding, Inc.,
3.50%, 12/1/22	$1,855	$1,752
Progress Energy, Inc.,
4.88%, 12/1/19	1,970	2,165
7.75%, 3/1/31	3,730	4,803
Puget Energy, Inc.,
5.63%, 7/15/22	4,300	4,676

		39,344

Electronics - 0.6%
Agilent Technologies, Inc.,
6.50%, 11/1/17	3,405	3,944
Thermo Fisher Scientific, Inc.,
3.20%, 3/1/16	2,905	3,037
4.15%, 2/1/24	2,175	2,155

		9,136

Environmental Control - 0.4%
Clean Harbors, Inc.,
5.25%, 8/1/20	1,770	1,823
5.13%, 6/1/21	3,850	3,889

		5,712

Food - 0.3%
Smithfield Foods, Inc.,
6.63%, 8/15/22	3,020	3,201
Unilever Capital Corp.,
2.20%, 3/6/19	1,780	1,778

		4,979

Gas - 0.2%
CenterPoint Energy, Inc.,
6.50%, 5/1/18	2,380	2,777

Healthcare - Products - 0.3%
Baxter International, Inc.,
5.38%, 6/1/18	2,860	3,237
CR Bard, Inc.,
1.38%, 1/15/18	1,250	1,206

		4,443

Healthcare - Services - 1.3%
Aetna, Inc.,
6.00%, 6/15/16	1,875	2,096
Cigna Corp.,
2.75%, 11/15/16	315	328
DaVita HealthCare Partners, Inc.,
5.75%, 8/15/22	2,455	2,486
Fresenius Medical Care US Finance II, Inc.,
5.88%, 1/31/22(2)	4,875	5,143
HCA, Inc.,
6.50%, 2/15/20	3,435	3,774
Humana, Inc.,
4.63%, 12/1/42	590	532
Ventas Realty L.P.,
5.70%, 9/30/43	1,495	1,530
WellPoint, Inc.,
1.88%, 1/15/18	1,985	1,963
3.13%, 5/15/22	2,510	2,354

		20,206

Home Builders - 0.4%
Lennar Corp.,
4.13%, 12/1/18	4,750	4,774
Toll Brothers Finance Corp.,
5.63%, 1/15/24	1,810	1,823

		6,597

Household Products/Wares - 0.3%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu,
5.75%, 10/15/20	3,845	3,922

Insurance - 2.4%
Aflac, Inc.,
2.65%, 2/15/17	1,810	1,868
American International Group, Inc.,
2.38%, 8/24/15	1,560	1,593
3.80%, 3/22/17	3,070	3,278
8.18%, 5/15/58	3,350	4,053
Liberty Mutual Group, Inc.,
5.00%, 6/1/21(1) (2)	2,390	2,507
MetLife, Inc.,
6.40%, 12/15/36	3,565	3,663
4.88%, 11/13/43	2,310	2,267
Principal Financial Group, Inc.,
1.85%, 11/15/17	1,300	1,288
Protective Life Corp.,
7.38%, 10/15/19	85	104
8.45%, 10/15/39	7,990	10,171
Prudential Financial, Inc.,
5.63%, 6/15/43	3,915	3,837

FIXED INCOME FUNDS     4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 47.3% continued
Insurance - 2.4% continued
Reinsurance Group of America, Inc.,
6.75%, 12/15/65	$2,325	$2,308

		36,937

Internet - 0.5%
Equinix, Inc.,
4.88%, 4/1/20	3,000	2,985
Symantec Corp.,
2.75%, 6/15/17	2,505	2,532
4.20%, 9/15/20	1,930	1,957

		7,474

Investment Companies - 0.3%
Ares Capital Corp.,
4.88%, 11/30/18	3,230	3,306
Prospect Capital Corp.,
5.88%, 3/15/23	1,720	1,666

		4,972

Iron/Steel - 0.5%
Commercial Metals Co.,
7.35%, 8/15/18	2,745	3,129
Nucor Corp.,
4.00%, 8/1/23	1,990	1,943
Steel Dynamics, Inc.,
6.13%, 8/15/19	1,780	1,927

		6,999

Machinery - Diversified - 0.2%
Roper Industries, Inc.,
6.25%, 9/1/19	2,250	2,581

Media - 3.7%
21st Century Fox America, Inc.,
7.25%, 5/18/18	2,365	2,856
6.90%, 8/15/39	3,594	4,283
CBS Corp.,
1.95%, 7/1/17	1,560	1,563
7.88%, 7/30/30	2,305	2,868
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.25%, 3/15/21(1) (2)	3,140	2,999
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
6.38%, 9/15/20(2)	2,850	2,921
Comcast Corp.,
4.95%, 6/15/16	1,239	1,353
6.30%, 11/15/17	2,820	3,284
2.85%, 1/15/23	2,815	2,603
4.25%, 1/15/33	3,405	3,163
6.40%, 5/15/38	4,805	5,549
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
2.40%, 3/15/17	1,940	1,975
5.20%, 3/15/20	3,085	3,359
5.15%, 3/15/42	3,590	3,224
Midcontinent Communications & Midcontinent Finance Corp.,
6.25%, 8/1/21(2)	2,675	2,695
Starz LLC/Starz Finance Corp.,
5.00%, 9/15/19	3,110	3,180
Time Warner Cable, Inc.,
5.50%, 9/1/41	2,610	2,163
Time Warner, Inc.,
6.10%, 7/15/40	2,415	2,636
Univision Communications, Inc.,
6.88%, 5/15/19(1) (2)	3,500	3,741

		56,415

Mining - 0.5%
Freeport-McMoRan Copper & Gold, Inc.,
1.40%, 2/13/15	2,445	2,459
3.88%, 3/15/23	2,400	2,269
5.45%, 3/15/43	2,400	2,297

		7,025

Miscellaneous Manufacturing - 0.2%
General Electric Co.,
5.25%, 12/6/17	2,690	3,045

Office/Business Equipment - 0.3%
Xerox Corp.,
2.95%, 3/15/17	1,830	1,878
4.50%, 5/15/21	2,450	2,522

		4,400

Oil & Gas - 4.1%
Anadarko Petroleum Corp.,
6.38%, 9/15/17	3,970	4,558
Atwood Oceanics, Inc.,
6.50%, 2/1/20	1,665	1,777
Continental Resources, Inc.,
5.00%, 9/15/22	3,875	4,025

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 47.3% continued
Oil & Gas - 4.1% continued
Denbury Resources, Inc.,
6.38%, 8/15/21	$1,030	$1,097
4.63%, 7/15/23	1,920	1,733
Devon Energy Corp.,
1.20%, 12/15/16	2,915	2,914
EQT Corp.,
4.88%, 11/15/21	3,690	3,784
Linn Energy LLC/Linn Energy Finance Corp.,
7.00%, 11/1/19(1) (2)	6,340	6,403
Newfield Exploration Co.,
7.13%, 5/15/18	3,050	3,167
6.88%, 2/1/20	3,260	3,492
5.75%, 1/30/22	3,360	3,461
Plains Exploration & Production Co.,
6.13%, 6/15/19	2,475	2,707
6.75%, 2/1/22	1,835	2,021
QEP Resources, Inc.,
6.88%, 3/1/21	5,000	5,363
Range Resources Corp.,
5.75%, 6/1/21	3,615	3,832
Rosetta Resources, Inc.,
5.63%, 5/1/21	1,430	1,426
Rowan Cos., Inc.,
4.88%, 6/1/22	3,560	3,613
Tesoro Corp.,
4.25%, 10/1/17	750	782
5.38%, 10/1/22	850	861
Western Refining, Inc.,
6.25%, 4/1/21	3,250	3,274
WPX Energy, Inc.,
6.00%, 1/15/22	3,250	3,250

		63,540

Oil & Gas Services - 0.3%
Cameron International Corp.,
4.00%, 12/15/23	745	736
Exterran Partners L.P./EXLP Finance Corp.,
6.00%, 4/1/21(2)	3,810	3,782

		4,518

Packaging & Containers - 0.9%
Ball Corp.,
5.75%, 5/15/21	1,035	1,089
Crown Americas LLC/Crown Americas Capital Corp. IV,
4.50%, 1/15/23	5,750	5,376
Graphic Packaging International, Inc.,
4.75%, 4/15/21	4,015	3,975
Plastipak Holdings, Inc.,
6.50%, 10/1/21(2)	1,500	1,553
Rock Tenn Co.,
3.50%, 3/1/20	1,935	1,903

		13,896

Pharmaceuticals - 0.8%
Cardinal Health, Inc.,
1.90%, 6/15/17	60	60
1.70%, 3/15/18	1,140	1,115
3.20%, 3/15/23	4,090	3,829
Express Scripts Holding Co.,
3.13%, 5/15/16	2,005	2,093
Medco Health Solutions, Inc.,
2.75%, 9/15/15	1,980	2,044
Mylan, Inc.,
1.80%, 6/24/16(2)	1,125	1,147
5.40%, 11/29/43	1,465	1,477

		11,765

Pipelines - 2.1%
Access Midstream Partners L.P./ACMP Finance Corp.,
6.13%, 7/15/22	4,000	4,280
Buckeye Partners L.P.,
2.65%, 11/15/18	2,345	2,311
Energy Transfer Equity L.P.,
5.88%, 1/15/24	2,595	2,569
Energy Transfer Partners L.P.,
5.20%, 2/1/22	70	74
3.60%, 2/1/23	1,970	1,824
6.50%, 2/1/42	3,140	3,375
Enterprise Products Operating LLC,
6.45%, 9/1/40	1,985	2,285
Kinder Morgan Energy Partners L.P.,
5.95%, 2/15/18	3,950	4,489
Kinder Morgan Finance Co. LLC,
6.00%, 1/15/18(1) (2)	3,465	3,797
Regency Energy Partners L.P./Regency Energy Finance Corp.,
6.50%, 7/15/21	5,150	5,459

FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 47.3% continued
Pipelines - 2.1% continued
Tesoro Logistics L.P./Tesoro Logistics Finance Corp.,
5.88%, 10/1/20(1) (2)	$2,200	$2,249

		32,712

Real Estate Investment Trusts - 2.2%
American Tower Corp.,
3.50%, 1/31/23	3,200	2,918
DuPont Fabros Technology L.P.,
5.88%, 9/15/21	2,325	2,401
EPR Properties,
5.75%, 8/15/22	3,905	3,981
5.25%, 7/15/23	2,655	2,594
ERP Operating L.P.,
4.63%, 12/15/21	3,295	3,474
HCP, Inc.,
5.63%, 5/1/17	2,705	3,016
3.75%, 2/1/19	1,225	1,272
Host Hotels & Resorts L.P.,
5.88%, 6/15/19	475	516
4.75%, 3/1/23	2,400	2,416
Kimco Realty Corp.,
5.70%, 5/1/17	2,280	2,547
Realty Income Corp.,
2.00%, 1/31/18	2,605	2,551
UDR, Inc.,
3.70%, 10/1/20	1,000	1,005
Ventas Realty L.P./Ventas Capital Corp.,
4.00%, 4/30/19	1,910	2,007
4.75%, 6/1/21	3,540	3,714

		34,412

Retail - 0.6%
CVS Caremark Corp.,
5.75%, 5/15/41	2,330	2,543
Macy’s Retail Holdings, Inc.,
4.38%, 9/1/23	1,320	1,325
Nordstrom, Inc.,
5.00%, 1/15/44(1) (2)	2,485	2,456
Sally Holdings LLC/Sally Capital, Inc.,
5.75%, 6/1/22	2,640	2,746

		9,070

Semiconductors - 0.4%
Altera Corp.,
4.10%, 11/15/23	3,470	3,345
Samsung Electronics America, Inc.,
1.75%, 4/10/17(1) (2)	3,265	3,244

		6,589

Software - 0.5%
Activision Blizzard, Inc.,
5.63%, 9/15/21(1) (2)	2,325	2,406
CA, Inc.,
2.88%, 8/15/18	1,325	1,322
Microsoft Corp.,
3.63%, 12/15/23	2,175	2,178
Oracle Corp.,
1.20%, 10/15/17	2,140	2,106

		8,012

Telecommunications - 2.3%
AT&T, Inc.,
1.40%, 12/1/17	3,435	3,386
CC Holdings GS V LLC/Crown Castle GS III Corp.,
2.38%, 12/15/17	1,575	1,560
CenturyLink, Inc.,
6.75%, 12/1/23	1,075	1,089
Frontier Communications Corp.,
8.25%, 4/15/17	5,845	6,780
7.63%, 4/15/24	3,440	3,432
SBA Communications Corp.,
5.63%, 10/1/19	2,300	2,369
Sprint Corp.,
7.13%, 6/15/24(1) (2)	3,810	3,867
tw telecom holdings, Inc.,
6.38%, 9/1/23(2)	3,640	3,786
Verizon Communications, Inc.,
3.50%, 11/1/21	2,730	2,710
6.40%, 9/15/33	2,240	2,576
Windstream Corp.,
6.38%, 8/1/23	4,075	3,810

		35,365

Transportation - 0.2%
CSX Corp.,
3.70%, 11/1/23	1,000	967

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 47.3% continued
Transportation - 0.2% continued
4.75%, 5/30/42	$2,465	$2,342

		3,309

Total Corporate Bonds (Cost $711,359)		724,727

FOREIGN ISSUER BONDS - 9.2%
Auto Manufacturers - 0.1%
Jaguar Land Rover Automotive PLC,
4.13%, 12/15/18(1) (2)	1,750	1,761

Auto Parts & Equipment - 0.1%
Schaeffler Holding Finance B.V.,
6.88%, 8/15/18(2) (3)	1,700	1,802

Banks - 1.1%
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.,
4.63%, 12/1/23	3,750	3,776
ING Bank N.V.,
5.80%, 9/25/23(1) (2)	2,510	2,625
Lloyds Bank PLC,
2.30%, 11/27/18	2,580	2,573
6.50%, 9/14/20(1) (2)	4,240	4,820
Royal Bank of Scotland Group PLC,
6.00%, 12/19/23	3,400	3,424

		17,218

Beverages - 0.5%
Heineken N.V.,
1.40%, 10/1/17(1) (2)	1,590	1,560
Pernod Ricard S.A.,
4.45%, 1/15/22(1) (2)	2,890	2,924
SABMiller PLC,
6.50%, 7/1/16(1) (2)	2,125	2,397

		6,881

Chemicals - 0.5%
Agrium, Inc.,
4.90%, 6/1/43	2,225	2,060
INEOS Group Holdings S.A.,
6.13%, 8/15/18(1) (2)	1,075	1,081
LyondellBasell Industries N.V.,
5.00%, 4/15/19	3,780	4,198

		7,339

Computers - 0.4%
Seagate HDD Cayman,
6.88%, 5/1/20	4,000	4,325
4.75%, 6/1/23(1) (2)	1,875	1,753

		6,078

Diversified Financial Services - 0.4%
Invesco Finance PLC,
4.00%, 1/30/24	2,760	2,735
Macquarie Group Ltd.,
7.30%, 8/1/14(1) (2)	3,570	3,701

		6,436

Electric - 0.2%
PPL WEM Holdings PLC,
3.90%, 5/1/16(1) (2)	3,475	3,631

Food - 0.1%
ESAL GmbH,
6.25%, 2/5/23(2)	1,800	1,616

Insurance - 1.1%
Allied World Assurance Co. Ltd.,
7.50%, 8/1/16	6,700	7,692
5.50%, 11/15/20	2,070	2,239
XL Group PLC,
6.50%, 4/15/17	7,600	7,476

		17,407

Internet - 0.1%
Baidu, Inc.,
3.25%, 8/6/18	2,145	2,168

Mining - 0.5%
Anglo American Capital PLC,
2.63%, 9/27/17(1) (2)	2,160	2,169
Rio Tinto Finance USA PLC,
1.63%, 8/21/17	2,865	2,864
Vedanta Resources PLC,
6.00%, 1/31/19(1) (2)	2,000	1,935

		6,968

Miscellaneous Manufacturing - 0.6%
Bombardier, Inc.,
5.75%, 3/15/22(2)	4,685	4,650
Pentair Finance S.A.,
1.88%, 9/15/17	2,075	2,050

FIXED INCOME FUNDS     8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 9.2% continued
Miscellaneous Manufacturing - 0.6% continued
Tyco Electronics Group S.A.,
6.55%, 10/1/17	$2,560	$2,929

		9,629

Oil & Gas - 1.7%
BP Capital Markets PLC,
1.38%, 5/10/18	1,635	1,587
CNOOC Finance 2013 Ltd.,
3.00%, 5/9/23	1,985	1,773
Encana Corp.,
5.15%, 11/15/41	1,885	1,767
Ensco PLC,
3.25%, 3/15/16	2,815	2,939
Lukoil International Finance B.V.,
3.42%, 4/24/18(1) (2)	2,165	2,184
Petrobras International Finance Co.,
3.88%, 1/27/16	1,250	1,287
3.50%, 2/6/17	3,030	3,058
5.38%, 1/27/21	2,035	2,019
Petro-Canada,
6.05%, 5/15/18	960	1,106
Petroleos Mexicanos,
5.50%, 1/21/21	2,910	3,128
Transocean, Inc.,
2.50%, 10/15/17	4,410	4,457

		25,305

Oil & Gas Services - 0.6%
Schlumberger Investment S.A.,
3.65%, 12/1/23	1,000	991
Weatherford International Ltd.,
5.13%, 9/15/20	4,600	4,942
5.95%, 4/15/42	3,560	3,567

		9,500

Retail - 0.2%
Arcos Dorados Holdings, Inc.,
6.63%, 9/27/23(2)	3,340	3,392

Telecommunications - 0.8%
Intelsat Jackson Holdings S.A.,
7.25%, 10/15/20	7,720	8,444
Virgin Media Secured Finance PLC,
5.38%, 4/15/21(1) (2)	3,375	3,375

		11,819

Transportation - 0.2%
Kansas City Southern de Mexico S.A. de C.V.,
2.35%, 5/15/20	2,790	2,599

Total Foreign Issuer Bonds (Cost $138,249)		141,549

U.S. GOVERNMENT AGENCIES - 15.4%(4)
Fannie Mae - 12.8%
Pool #255498,
5.50%, 12/1/34	513	564
Pool #256883,
6.00%, 9/1/37	62	69
Pool #535714,
7.50%, 1/1/31	52	60
Pool #545003,
8.00%, 5/1/31	3	3
Pool #545437,
7.00%, 2/1/32	114	130
Pool #545556,
7.00%, 4/1/32	72	81
Pool #555189,
7.00%, 12/1/32	490	571
Pool #581806,
7.00%, 7/1/31	208	242
Pool #585617,
7.00%, 5/1/31	—	—
Pool #745148,
5.00%, 1/1/36	333	361
Pool #888538,
5.50%, 1/1/37	851	936
Pool #890009,
5.50%, 9/1/36	3,251	3,579
Pool #890384,
4.50%, 10/1/41	659	700
Pool #893082,
2.62%, 9/1/36	2,702	2,880
Pool #919638,
5.50%, 9/1/37	2,075	2,279
Pool #929035,
6.50%, 1/1/38	1,251	1,389
Pool #932638,
5.00%, 3/1/40	9,185	10,042
Pool #955782,
6.50%, 10/1/37	306	339

NORTHERN FUNDS QUARTERLY REPORT     9    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 15.4%(4) continued
Fannie Mae - 12.8% continued
Pool #990702,
6.50%, 9/1/38	$3,240	$3,609
Pool #AA7583,
4.50%, 6/1/39	3,710	3,943
Pool #AB1470,
4.50%, 9/1/40	4,072	4,315
Pool #AB2693,
4.50%, 4/1/41	8,667	9,242
Pool #AB3114,
5.00%, 6/1/41	5,187	5,661
Pool #AC6767,
4.50%, 1/1/40	2,895	3,077
Pool #AC9581,
5.50%, 1/1/40	6,993	7,726
Pool #AD0915,
5.50%, 12/1/38	325	359
Pool #AD1645,
5.00%, 3/1/40	9,673	10,550
Pool #AD6929,
5.00%, 6/1/40	4,836	5,275
Pool #AE6415,
4.00%, 10/1/40	5,951	6,144
Pool #AH1166,
4.50%, 12/1/40	10,143	10,777
Pool #AH1507,
4.50%, 12/1/40	9,723	10,337
Pool #AH9109,
4.50%, 4/1/41	633	673
Pool #AI4294,
4.50%, 6/1/41	3,430	3,636
Pool #AJ0799,
4.00%, 9/1/41	699	721
Pool #AJ1713,
4.00%, 9/1/41	728	750
Pool #AJ4048,
4.00%, 10/1/41	7,365	7,638
Pool #AJ4467,
4.00%, 11/1/41	681	703
Pool #AJ5836,
4.00%, 11/1/41	919	948
Pool #AJ7686,
4.00%, 12/1/41	1,416	1,461
Pool TBA,
4.00%, 1/14/43(5)	47,830	49,235
4.50%, 1/14/43(5)	19,375	20,529
5.00%, 1/14/43(5)	4,675	5,077

		196,611

Freddie Mac - 0.6%
Pool #1B3575,
6.22%, 9/1/37	671	699
Pool #1G2296,
6.21%, 11/1/37	2,611	2,705
Pool #1J0365,
2.67%, 4/1/37	1,725	1,848
Pool #1J2840,
2.52%, 9/1/37	1,661	1,769
Pool #848076,
5.53%, 6/1/38	1,499	1,607
Series 3730, Class PL,
4.50%, 1/15/33	167	168

		8,796

Freddie Mac Gold - 1.3%
Pool #A65182,
6.50%, 9/1/37	4,480	4,985
Pool #A92650,
5.50%, 6/1/40	413	460
Pool #C00910,
7.50%, 1/1/30	427	489
Pool #C02790,
6.50%, 4/1/37	2,902	3,253
Pool #C02838,
5.50%, 5/1/37	3,625	3,977
Pool #C03517,
4.50%, 9/1/40	4,367	4,627
Pool #G01954,
5.00%, 11/1/35	2,269	2,451

		20,242

Government National Mortgage Association - 0.4%
Series 2012-2, Class A,
1.86%, 6/16/31	5,601	5,617

Government National Mortgage Association II - 0.3%
Pool #82581,
4.00%, 7/20/40	4,730	5,018

Total U.S. Government Agencies (Cost $232,230)		236,284

FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 9.9%
U.S. Treasury Bonds - 0.2%
3.63%, 8/15/43	$3,425	$3,235

U.S. Treasury Inflation Indexed Bonds - 1.7%
0.63%, 2/15/43	32,315	25,242

U.S. Treasury Inflation Indexed Notes - 0.6%
0.13%, 4/15/18	2,425	2,499
0.38%, 7/15/23	6,970	6,747

		9,246

U.S. Treasury Notes - 7.4%
0.63%, 12/15/16	32,060	31,930
2.38%, 12/31/20	70,750	70,473
2.75%, 11/15/23	11,005	10,766

		113,169

Total U.S. Government Obligations (Cost $152,564)		150,892

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 4 .1%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(6) (7)	62,538,600	$62,539

Total Investment Companies (Cost $62,539)		62,539

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.9%
U.S. Treasury Bill,
0.08%, 7/24/14(8)	$13,600	$13,594

Total Short-Term Investments (Cost $13,594)		13,594

Total Investments - 97.0% (Cost $1,468,081)		1,485,452

Other Assets less Liabilities - 3.0%		45,587

NET ASSETS - 100.0%		$1,531,039

(1)	Restricted security that has been deemed illiquid. At December 31, 2013, the value of these restricted illiquid securities amounted to approximately $110,842,000 or 7.2% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Activision Blizzard, Inc.,
5.63%, 9/15/21	9/12/13	$2,325

Anglo American Capital PLC,
2.63%, 9/27/17	9/20/12-9/21/12	2,159

CCO Holdings LLC/CCO Holdings Capital Corp.,
5.25%, 3/15/21	2/28/13	3,140

Continental Rubber of America Corp.,
4.50%, 9/15/19	9/18/13	2,244

Daimler Finance North America LLC,
1.45%, 8/1/16	7/24/13	1,933

Dominion Gas Holdings LLC,
3.55%, 11/1/23	10/17/13	1,149

ERAC USA Finance LLC,
7.00%, 10/15/37	10/10/07-9/29/11	4,726

FMR LLC,
6.45%, 11/15/39	1/6/10-11/16/11	6,337

General Motors Co.,
6.25%, 10/2/43	9/24/13	1,910

General Motors Financial Co., Inc.,
4.75%, 8/15/17	8/13/12	4,455

Heineken N.V.,
1.40%, 10/1/17	10/02/12	1,585

Hyundai Capital America,
4.00%, 6/8/17	12/01/11	1,902

Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
6.00%, 8/1/20	7/31/13	1,560

INEOS Group Holdings S.A.,
6.13%, 8/15/18	5/02/13	1,075

ING Bank N.V.,
5.80%, 9/25/23	9/16/13	2,499

Jaguar Land Rover Automotive PLC,
4.13%, 12/15/18	12/10/13	1,750

Jersey Central Power & Light Co.,
4.70%, 4/1/24	8/14/13	2,432

Kinder Morgan Finance Co. LLC,
6.00%, 1/15/18	4/14/11-9/29/11	3,544

KKR Group Finance Co. LLC,
6.38%, 9/29/20	4/15/13	4,386

Liberty Mutual Group, Inc.,
5.00%, 6/1/21	4/12/13	2,645

Linn Energy LLC/Linn Energy Finance Corp.,
7.00%, 11/1/19	2/28/12	6,339

Lloyds Bank PLC,
6.50%, 9/14/20	9/07/10	4,215

NORTHERN FUNDS QUARTERLY REPORT    11    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Lukoil International Finance B.V.,
3.42%, 4/24/18	4/17/13	$2,165

Macquarie Group Ltd.,
7.30%, 8/1/14	12/14/10-12/15/10	3,871

MidAmerican Energy Holdings Co.,
3.75%, 11/15/23	11/05/13	1,664

Nissan Motor Acceptance Corp.,
4.50%, 1/30/15	1/20/10-11/16/11	2,789

Nordstrom, Inc.,
5.00%, 1/15/44	12/03/13	2,468

Pernod Ricard S.A.,
4.45%, 1/15/22	10/20/11-11/17/11	2,887

PPL WEM Holdings PLC,
3.90%, 5/1/16	4/18/11	3,471

Rentech Nitrogen Partners L.P./Rentech Nitrogen Finance Corp.,
6.50%, 4/15/21	4/09/13	1,630

SABMiller PLC,
6.50%, 7/1/16	10/28/10-9/29/11	2,518

Samsung Electronics America, Inc.,
1.75%, 4/10/17	4/02/12	3,253

Seagate HDD Cayman,
4.75%, 6/1/23	9/27/13	1,819

Sprint Corp.,
7.13%, 6/15/24	12/09/13	3,810

Tesoro Logistics L.P./ Tesoro Logistics Finance Corp.,
5.88%, 10/1/20	12/11/13	2,250

Univision Communications, Inc.,
6.88%, 5/15/19	3/14/13-12/13/13	3,783

Vedanta Resources PLC,
6.00%, 1/31/19	5/22/13	2,000

Virgin Media Secured Finance PLC,
5.38%, 4/15/21	2/07/13	3,375

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(3)	Security is payment in-kind bond.
(4)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(5)	When-Issued Security.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(7)	At March 31, 2013, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $87,305,000 with net sales of approximately $24,766,000 during the nine months ended December 31, 2013.
(8)	Security pledged as collateral to cover margin requirements for open futures contracts.

Percentages shown are based on Net Assets.

The interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

At December 31, 2013, the Fixed Income Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
2-Year U.S. Treasury Note	388	$85,287	Long	3/14	$(153)
10-Year U.S. Treasury Note	(752)	92,531	Short	3/14	1,888

Total					$1,735

At December 31, 2013, the credit quality distribution for the Fixed Income Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	11.8%
U.S. Agency	15.2
AAA	8.2
AA	3.2
A	10.0
BBB	28.1
BB	13.7
B	5.5
CCC	0.1
Cash Equivalents	4.2

Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s, and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range

FIXED INCOME FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy, as of December 31, 2013:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities	$—	$155,867	(1)	$—	$155,867
Corporate Bonds	—	724,727	(1)	—	724,727
Foreign Issuer Bonds	—	141,549	(1)	—	141,549
U.S. Government Agencies	—	236,284	(1)	—	236,284
U.S. Government Obligations	—	150,892	(1)	—	150,892
Investment Companies	62,539	—		—	62,539
Short-Term Investments	—	13,594		—	13,594

Total Investments	$62,539	$1,422,913		$—	$1,485,452

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$1,888	$—		$—	$1,888
Liabilities
Futures Contracts	(153)	—		—	(153)

Total Other Financial Instruments	$1,735	$—		$—	$1,735

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At December 31, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Federal Tax Information:

At December 31, 2013, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,470,258

Gross tax appreciation of investments	$32,482
Gross tax depreciation of investments	(17,288)

Net tax appreciation of investments	$15,194

NORTHERN FUNDS QUARTERLY REPORT    13    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND	DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 79.6%
Aerospace/Defense - 0.6%
AAR Corp.,
7.25%, 1/15/22(1)	$32,800	$35,096

Agriculture - 0.5%
Alliance One International, Inc.,
9.88%, 7/15/21	27,525	25,805

Airlines - 0.5%
United Continental Holdings, Inc.,
6.38%, 6/1/18	10,875	11,364
8.00%, 7/15/24	13,675	13,716

		25,080

Auto Parts & Equipment - 2.5%
Affinia Group, Inc.,
7.75%, 5/1/21	30,458	31,981
American Axle & Manufacturing, Inc.,
6.25%, 3/15/21	10,850	11,528
6.63%, 10/15/22	20,609	21,691
Chassix Holdings, Inc.,
10.00%, 12/15/18(1) (2)	13,675	13,607
Chassix, Inc.,
9.25%, 8/1/18(1)	20,284	21,602
Titan International, Inc.,
6.88%, 10/1/20(1)	24,300	25,333
UCI International, Inc.,
8.63%, 2/15/19	14,633	14,633

		140,375

Banks - 1.0%
Citigroup, Inc.,
5.35%, 4/29/49	21,875	19,206
5.95%, 7/29/49	8,200	7,588
JPMorgan Chase & Co.,
5.15%, 12/29/49	22,983	20,627
6.00%, 12/29/49	9,125	8,726

		56,147

Chemicals - 0.4%
JM Huber Corp.,
9.88%, 11/1/19(1)	21,601	24,814

Coal - 0.6%
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp.,
7.38%, 2/1/20(1)	13,945	14,573
SunCoke Energy, Inc.,
7.63%, 8/1/19	14,755	15,898

		30,471

Commercial Services - 4.3%
Alliance Data Systems Corp.,
6.38%, 4/1/20(1)	26,251	27,498
APX Group, Inc.,
6.38%, 12/1/19	29,200	29,638
8.75%, 12/1/20(1)	5,475	5,571
Iron Mountain, Inc.,
6.00%, 8/15/23	28,825	29,546
Lender Processing Services, Inc.,
5.75%, 4/15/23	28,744	29,750
Monitronics International, Inc.,
9.13%, 4/1/20	28,878	30,611
Neff Rental LLC/Neff Finance Corp.,
9.63%, 5/15/16(1)	17,728	18,747
Rent-A-Center, Inc.,
6.63%, 11/15/20	21,575	22,869
4.75%, 5/1/21	13,730	12,889
Service Corp. International,
5.38%, 1/15/22(1)	25,700	26,021
7.50%, 4/1/27	5,404	5,701

		238,841

Computers - 0.5%
SunGard Data Systems, Inc.,
6.63%, 11/1/19	27,010	28,360

Cosmetics/Personal Care - 1.0%
First Quality Finance Co., Inc.,
4.63%, 5/15/21(1)	29,325	27,859
Revlon Consumer Products Corp.,
5.75%, 2/15/21	28,960	28,562

		56,421

Diversified Financial Services - 4.9%
Cash America International, Inc.,
5.75%, 5/15/18(1)	31,500	29,925
CNG Holdings, Inc.,
9.38%, 5/15/20(1)	23,250	21,390
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
6.00%, 8/1/20(1)	19,350	19,930

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED IN COME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 79.6% continued
Diversified Financial Services - 4.9% continued
Nationstar Mortgage LLC/Nationstar Capital Corp.,
9.63%, 5/1/19	$26,670	$30,004
Oxford Finance LLC/Oxford Finance Co-Issuer, Inc.,
7.25%, 1/15/18(1)	25,525	26,865
PHH Corp.,
6.38%, 8/15/21	26,225	26,225
Prospect Capital Corp.,
5.88%, 3/15/23	32,575	31,559
Prospect Holding Co. LLC/Prospect Holding Finance Co.,
10.25%, 10/1/18(1)	22,775	21,408
Speedy Cash Intermediate Holdings Corp.,
10.75%, 5/15/18(1)	20,755	21,845
Speedy Group Holdings Corp.,
12.00%, 11/15/17(1)	13,481	14,020
Walter Investment Management Corp.,
7.88%, 12/15/21(1)	27,800	28,148

		271,319

Electric - 1.6%
AES Corp.,
7.38%, 7/1/21	30,146	33,990
Calpine Corp.,
7.88%, 1/15/23(1)	28,846	31,514
Covanta Holding Corp.,
6.38%, 10/1/22	25,468	26,148

		91,652

Electrical Components & Equipment - 0.9%
Artesyn Escrow, Inc.,
9.75%, 10/15/20(1)	20,925	21,971
GrafTech International Ltd.,
6.38%, 11/15/20	28,275	28,982

		50,953

Electronics - 0.4%
Sanmina Corp.,
7.00%, 5/15/19(1)	18,395	19,568

Engineering & Construction - 0.5%
MasTec, Inc.,
4.88%, 3/15/23	28,425	26,862

Entertainment - 0.9%
Activision Blizzard, Inc.,
5.63%, 9/15/21(1)	10,900	11,282
6.13%, 9/15/23(1)	8,275	8,627
National CineMedia LLC,
7.88%, 7/15/21	26,425	29,067

		48,976

Environmental Control - 1.4%
ADS Waste Holdings, Inc.,
8.25%, 10/1/20	25,650	27,831
Casella Waste Systems, Inc.,
7.75%, 2/15/19	26,530	27,193
Clean Harbors, Inc.,
5.13%, 6/1/21	23,400	23,634

		78,658

Food - 4.4%
BI-LO LLC/BI-LO Finance Corp.,
8.63%, 9/15/18(1) (2)	31,925	33,362
Chiquita Brands International, Inc./Chiquita Brands LLC,
7.88%, 2/1/21(1)	28,835	31,214
Dole Food Co., Inc.,
7.25%, 5/1/19(1)	14,600	14,563
Ingles Markets, Inc.,
5.75%, 6/15/23	36,375	35,648
Land O’ Lakes, Inc.,
6.00%, 11/15/22(1)	31,700	32,651
Michael Foods Holding, Inc.,
8.50%, 7/15/18(1) (2)	24,451	25,857
Tops Holding II Corp.,
8.75%, 6/15/18(1) (2)	30,810	31,734
US Foods, Inc.,
8.50%, 6/30/19	35,352	38,710

		243,739

Forest Products & Paper - 1.7%
Neenah Paper, Inc.,
5.25%, 5/15/21(1)	31,175	30,318
P.H. Glatfelter Co.,
5.38%, 10/15/20	30,429	31,190
Verso Paper Holdings LLC/Verso Paper, Inc.,
11.75%, 1/15/19	30,975	32,833

		94,341

Gaming - 2.0%
Isle of Capri Casinos, Inc.,
8.88%, 6/15/20	25,095	26,789

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 79.6% continued
Gaming - 2.0% continued
Mohegan Tribal Gaming Authority,
9.75%, 9/1/21(1)	$20,150	$21,711
Penn National Gaming, Inc.,
5.88%, 11/1/21(1)	10,975	10,838
Rivers Pittsburgh Borrower L.P./Rivers Pittsburgh Finance Corp.,
9.50%, 6/15/19(1)	17,301	18,988
Station Casinos LLC,
7.50%, 3/1/21	30,150	32,110

		110,436

Healthcare - Services - 1.5%
Healthcare Technology Intermediate, Inc.,
7.38%, 9/1/18(1) (2)	28,362	29,496
Tenet Healthcare Corp.,
8.13%, 4/1/22	10,975	11,826
6.88%, 11/15/31	25,806	22,451
Universal Hospital Services, Inc.,
7.63%, 8/15/20	17,525	18,489

		82,262

Home Builders - 1.4%
Beazer Homes USA, Inc.,
7.50%, 9/15/21(1)	24,700	25,564
Meritage Homes Corp.,
7.15%, 4/15/20	22,874	24,704
7.15%, 4/15/20(1)	3,650	3,942
Taylor Morrison Communities, Inc./Monarch Communities, Inc.,
5.25%, 4/15/21(1)	25,975	25,261

		79,471

Household Products/Wares - 0.9%
American Greetings Corp.,
7.38%, 12/1/21	26,810	26,877
Sun Products (The) Corp.,
7.75%, 3/15/21(1)	27,370	24,086

		50,963

Insurance - 3.1%
American Equity Investment Life Holding Co.,
6.63%, 7/15/21	29,550	30,880
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC,
7.88%, 12/15/20(1)	30,925	32,471
CNO Financial Group, Inc.,
6.38%, 10/1/20(1)	26,500	28,223
Fidelity & Guaranty Life Holdings, Inc.,
6.38%, 4/1/21(1)	30,502	32,027
Genworth Holdings, Inc.,
6.15%, 11/15/66	23,628	20,911
Hockey Merger Sub 2, Inc.,
7.88%, 10/1/21(1)	29,725	30,542

		175,054

Internet - 0.3%
VeriSign, Inc.,
4.63%, 5/1/23	18,960	18,107

Iron/Steel - 0.5%
Ryerson, Inc./Joseph T Ryerson & Son, Inc.,
9.00%, 10/15/17	25,830	27,380

Lodging - 0.7%
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Prope,
8.00%, 10/1/20(1)	25,500	26,520
MGM Resorts International,
8.63%, 2/1/19	12,140	14,234

		40,754

Media - 7.0%
CCO Holdings LLC/CCO Holdings Capital Corp.,
6.63%, 1/31/22	35,076	36,128
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
6.38%, 9/15/20(1)	30,925	31,698
Gray Television, Inc.,
7.50%, 10/1/20	26,110	27,742
Harron Communications L.P./Harron Finance Corp.,
9.13%, 4/1/20(1)	26,285	29,111
Hughes Satellite Systems Corp.,
7.63%, 6/15/21	27,097	30,213
McClatchy (The) Co.,
9.00%, 12/15/22	39,050	42,955
Mediacom Broadband LLC/Mediacom Broadband Corp.,
6.38%, 4/1/23	21,590	22,076
Mediacom LLC/Mediacom Capital Corp.,
7.25%, 2/15/22	13,594	14,410

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED IN COME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 79.6% continued
Media - 7.0% continued
Midcontinent Communications & Midcontinent Finance Corp.,
6.25%, 8/1/21(1)	$27,700	$27,908
Sinclair Television Group, Inc.,
6.38%, 11/1/21(1)	29,100	30,118
Sterling Entertainment Enterprises LLC,
9.75%, 12/15/19(1) (3)	23,800	24,692
Townsquare Radio LLC/Townsquare Radio, Inc.,
9.00%, 4/1/19(1)	31,995	34,635
Univision Communications, Inc.,
8.50%, 5/15/21(1)	34,727	38,200

		389,886

Miscellaneous Manufacturing - 0.7%
Park-Ohio Industries, Inc.,
8.13%, 4/1/21	32,725	35,997

Oil&Gas - 3.7%
Antero Resources Finance Corp.,
5.38%, 11/1/21(1)	18,575	18,761
BreitBurn Energy Partners L.P./BreitBurn Finance Corp.,
8.63%, 10/15/20	23,490	25,252
7.88%, 4/15/22	10,925	11,362
Clayton Williams Energy, Inc.,
7.75%, 4/1/19	27,374	28,127
Halcon Resources Corp.,
8.88%, 5/15/21	26,325	26,588
Linn Energy LLC/Linn Energy Finance Corp.,
8.63%, 4/15/20	28,942	31,257
Swift Energy Co.,
7.88%, 3/1/22	28,220	27,938
WPX Energy, Inc.,
6.00%, 1/15/22	38,084	38,084

		207,369

Oil & Gas Services - 1.5%
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc.,
6.63%, 11/15/19	27,436	28,739
Dresser-Rand Group, Inc.,
6.50%, 5/1/21	25,480	27,136
Parker Drilling Co.,
7.50%, 8/1/20(1)	26,150	27,458

		83,333

Oil Refining & Marketing - 0.4%
PBF Holding Co. LLC/PBF Finance Corp.,
8.25%, 2/15/20	20,181	21,896

Packaging & Containers - 2.2%
Exopack Holding Corp.,
10.00%, 6/1/18(1)	26,815	29,094
Exopack Holdings S.A.,
7.88%, 11/1/19(1)	10,950	11,169
Plastipak Holdings, Inc.,
6.50%, 10/1/21(1)	29,820	30,864
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu,
9.00%, 4/15/19	46,180	49,528

		120,655

Pharmaceuticals - 2.4%
Alphabet Holding Co., Inc.,
7.75%, 11/1/17(1) (2)	13,425	13,845
Endo Finance Co.,
5.75%, 1/15/22(1)	29,600	29,748
Jaguar Holding Co. I,
9.38%, 10/15/17(1) (2)	37,897	40,076
JPR Royalty Sub LLC,
14.00%, 9/1/20(1) (3)	8,000	5,157
Par Pharmaceutical Cos., Inc.,
7.38%, 10/15/20	29,465	30,459
Pinnacle Merger Sub, Inc.,
9.50%, 10/1/23(1)	15,398	16,399

		135,684

Pipelines - 3.9%
Access Midstream Partners L.P./ACMP Finance Corp.,
6.13%, 7/15/22	29,551	31,620
Atlas Pipeline Partners L.P./Atlas Pipeline Finance Corp.,
6.63%, 10/1/20	28,295	29,568
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.,
6.00%, 12/15/20	27,617	28,445
Energy Transfer Equity L.P.,
7.50%, 10/15/20	26,935	30,235
5.88%, 1/15/24	8,035	7,955
Kinder Morgan, Inc.,
5.00%, 2/15/21(1)	12,675	12,485

FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 79.6% continued
Pipelines - 3.9% continued
Martin Midstream Partners L.P./Martin Midstream Finance Corp.,
8.88%, 4/1/18	$24,580	$25,932
7.25%, 2/15/21	9,100	9,282
Rockies Express Pipeline LLC,
6.00%, 1/15/19(1)	6,525	6,036
Sabine Pass Liquefaction LLC,
6.25%, 3/15/22(1)	30,215	29,988
Tesoro Logistics L.P./Tesoro Logistics Finance Corp.,
5.88%, 10/1/20(1)	6,375	6,518

		218,064

Real Estate - 0.6%
Howard Hughes (The) Corp.,
6.88%, 10/1/21(1)	30,000	31,200

Real Estate Investment Trusts - 2.6%
Aviv Healthcare Properties L.P./Aviv Healthcare Capital Corp.,
6.00%, 10/15/21(1)	14,625	14,881
DuPont Fabros Technology L.P.,
5.88%, 9/15/21	28,100	29,013
EPR Properties,
7.75%, 7/15/20	24,550	28,044
5.75%, 8/15/22	12,745	12,994
Felcor Lodging L.P.,
5.63%, 3/1/23	30,550	29,786
MPT Operating Partnership L.P./MPT Finance Corp.,
6.38%, 2/15/22	16,025	16,586
Senior Housing Properties Trust,
6.75%, 12/15/21	14,218	15,698

		147,002

Retail - 7.3%
99 Cents Only Stores,
11.00%, 12/15/19	31,752	36,038
Burlington Holdings LLC/Burlington Holding Finance, Inc.,
9.00%, 2/15/18(1) (2)	10,876	11,148
CST Brands, Inc.,
5.00%, 5/1/23	31,253	30,159
Jo-Ann Stores Holdings, Inc.,
9.75%, 10/15/19(1) (2)	27,020	28,270
Landry’s Holdings II, Inc.,
10.25%, 1/1/18(1)	12,002	12,737
Landry’s, Inc.,
9.38%, 5/1/20(1)	18,225	19,865
Michaels FinCo Holdings LLC/Michaels FinCo, Inc.,
7.50%, 8/1/18(1) (2)	30,025	31,226
Murphy Oil USA, Inc.,
6.00%, 8/15/23(1)	31,725	31,884
Neiman Marcus Group Ltd., Inc.,
8.00%, 10/15/21(1)	27,325	28,555
New Academy Finance Co. LLC/New Academy Finance Corp.,
8.00%, 6/15/18(1) (2)	4,766	4,885
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc.,
10.50%, 1/15/20	30,310	35,008
Pantry (The), Inc.,
8.38%, 8/1/20	28,345	30,117
Party City Holdings, Inc.,
8.88%, 8/1/20	14,730	16,498
PC Nextco Holdings LLC/PC Nextco Finance, Inc.,
8.75%, 8/15/19(1) (2)	19,514	20,026
Penske Automotive Group, Inc.,
5.75%, 10/1/22	27,525	28,144
Rite Aid Corp.,
9.25%, 3/15/20	12,285	14,097
Sonic Automotive, Inc.,
7.00%, 7/15/22	27,538	29,913

		408,570

Semiconductors - 0.5%
Freescale Semiconductor, Inc.,
6.00%, 1/15/22(1)	28,975	29,337

Software - 1.7%
Epicor Software Corp.,
8.63%, 5/1/19	22,736	24,669
Infor US, Inc.,
11.50%, 7/15/18	30,257	34,871
Sophia Holding Finance L.P./Sophia Holding Finance, Inc.,
9.63%, 12/1/18(1) (2)	18,650	19,209
Sophia L.P./Sophia Finance, Inc.,
9.75%, 1/15/19(1)	14,576	16,143

		94,892

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 79.6% continued
Telecommunications - 5.2%
CPI International, Inc.,
8.00%, 2/15/18	$30,275	$31,637
EarthLink Holdings Corp.,
8.88%, 5/15/19	22,900	22,556
7.38%, 6/1/20	10,675	10,648
Frontier Communications Corp.,
9.00%, 8/15/31	27,025	26,552
GCI, Inc.,
8.63%, 11/15/19	29,281	31,111
Level 3 Financing, Inc.,
6.13%, 1/15/21(1)	28,885	29,174
Qwest Capital Funding, Inc.,
7.75%, 2/15/31	29,233	27,991
Sprint Corp.,
7.88%, 9/15/23(1)	36,600	39,345
tw telecom holdings, Inc.,
6.38%, 9/1/23(1)	32,825	34,138
Windstream Corp.,
7.75%, 10/1/21	13,725	14,549
7.50%, 4/1/23	21,925	22,035

		289,736

Transportation - 0.9%
Florida East Coast Holdings Corp.,
10.50%, 8/1/17(2)	13,210	13,607
Kenan Advantage Group (The), Inc.,
8.38%, 12/15/18(1)	35,125	36,969

		50,576

Total Corporate Bonds (Cost $4,332,584)		4,436,102

FOREIGN ISSUER BONDS - 15.9%
Aerospace/Defense - 0.6%
Bombardier, Inc.,
7.45%, 5/1/34(1)	32,626	32,789

Airlines - 0.5%
Air Canada,
6.75%, 10/1/19(1)	13,650	14,401
8.75%, 4/1/20(1)	13,650	14,503

		28,904

Aluminum - 0.5%
Novelis, Inc.,
8.75%, 12/15/20(1)	24,576	27,341

Auto Parts & Equipment - 0.5%
Schaeffler Holding Finance B.V.,
6.88%, 8/15/18(1) (2)	27,250	28,885

Banks - 1.4%
Credit Agricole S.A.,
8.13%, 9/19/33(1)	27,250	30,111
Credit Suisse Group A.G.,
7.50%, 12/11/49(1)	18,225	19,250
Royal Bank of Scotland Group PLC,
7.64%, 3/29/49	28,695	27,978

		77,339

Commercial Services - 0.7%
Nord Anglia Education UK Holdings PLC,
10.25%, 4/1/17(1)	18,175	19,947
Nord Anglia Education, Inc.,
8.50%, 2/15/18(1)	16,575	16,989

		36,936

Computers - 0.5%
MMI International Ltd.,
8.00%, 3/1/17(1)	30,180	29,954

Diversified Financial Services - 0.7%
National Money Mart Co.,
10.38%, 12/15/16	36,630	37,179

Food - 0.4%
JBS Finance II Ltd.,
8.25%, 1/29/18(1)	20,900	21,945

Healthcare - Products - 0.4%
ConvaTec Finance International S.A.,
8.25%, 1/15/19(1) (2)	24,825	25,415

Lodging - 0.5%
MCE Finance Ltd.,
5.00%, 2/15/21(1)	27,755	27,061

Media - 0.7%
Nara Cable Funding Ltd.,
8.88%, 12/1/18(1)	36,634	39,382

Mining - 0.5%
Vedanta Resources PLC,
9.50%, 7/18/18(1)	27,075	30,053

Oil&Gas - 0.7%
Gazprom OAO Via Gaz Capital S.A.,
4.95%, 2/6/28(1)	13,650	12,080

FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 15.9% continued
Oil & Gas - 0.7% continued
Lightstream Resources Ltd.,
8.63%, 2/1/20(1)	$26,950	$27,220

		39,300

Oil & Gas Services - 1.0%
Offshore Group Investment Ltd.,
7.50%, 11/1/19	27,485	29,890
Seadrill Ltd.,
6.13%, 9/15/20(1)	28,200	28,129

		58,019

Retail - 0.4%
Arcos Dorados Holdings, Inc.,
6.63%, 9/27/23(1)	23,225	23,585

Telecommunications - 3.6%
Digicel Group Ltd.,
8.25%, 9/30/20(1)	30,690	31,802
Eileme 1 AB,
14.25%, 8/15/20(1) (2)	25,157	27,421
Intelsat Luxembourg S.A.,
7.75%, 6/1/21(1)	34,710	37,227
Millicom International Cellular S.A.,
6.63%, 10/15/21(1)	9,150	9,466
Sable International Finance Ltd.,
8.75%, 2/1/20(1)	21,393	24,067
Telemovil Finance Co. Ltd.,
8.00%, 10/1/17(1)	25,450	27,104
Wind Acquisition Finance S.A.,
11.75%, 7/15/17(1)	39,209	41,709

		198,796

Transportation - 1.4%
Eletson Holdings,
9.63%, 1/15/22(1)	11,850	12,146
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc.,
8.13%, 11/15/21(1)	27,325	27,872
Navios South American Logistics, Inc./Navios Logistics Finance US, Inc.,
9.25%, 4/15/19	33,860	36,526

		76,544

Trucking & Leasing - 0.9%
AWAS Aviation Capital Ltd.,
7.00%, 10/17/16(1)	26,278	27,197
Fly Leasing Ltd.,
6.75%, 12/15/20	20,950	21,212

		48,409

Total Foreign Issuer Bonds (Cost $850,491)		887,836

	NUMBER OF SHARES	VALUE (000S)

PREFERRED STOCKS - 0.9%
Banks - 0.5%
Santander Finance Preferred S.A.U.	1,013,100	$26,715

Diversified Financial Services - 0.4%
GMAC Capital Trust I	807,550	21,594

Total Preferred Stocks (Cost $47,509)		48,309

INVESTMENT COMPANIES - 1.9%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(4) (5)	107,160,490	107,160

Total Investment Companies (Cost $107,160)		107,160

Total Investments - 98.3% (Cost $5,337,744)		5,479,407

Other Assets less Liabilities - 1.7%		96,440

NET ASSETS - 100.0%		$5,575,847

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(2)	Security is payment in-kind bond.
(3)	Restricted security that has been deemed illiquid. At December 31, 2013, the value of these restricted illiquid securities amounted to approximately $29,849,000 or 0.5% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
JPR Royalty Sub LLC,
14.00%, 9/1/20	3/10/11	$8,000

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Sterling Entertainment Enterprises LLC,
9.75%, 12/15/19	12/28/12	$23,800

(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(5)	At March 31, 2013, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $212,614,000 with net sales of approximately $105,454,000 during the nine months ended December 31, 2013.

Percentages shown are based on Net Assets.

The interest rates represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

At December 31, 2013, the credit quality distribution for High Yield Fixed Income Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
BBB	2.9%
BB	25.6
B	39.9
CCC	27.6
Cash Equivalents	1.9
Not Rated	2.1

Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy, as of December 31, 2013:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Corporate Bonds
Media	$—		$365,193		$24,693	$389,886
All Other Industries	—		4,046,216	(1)	—	4,046,216
Foreign Issuer Bonds	—		887,836	(1)	—	887,836
Preferred Stocks	48,309	(1)	—		—	48,309
Investment Companies	107,160		—		—	107,160

Total Investments	$155,469		$5,299,245		$24,693	$5,479,407

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At December 31, 2013, there were no transfers between Level 1 and Level 2 classifications based on levels assigned to the securities on March 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/13 (000S)	REA- LIZED GAINS (000S)	REA- LIZED LOSSES (000S)	CHANGE IN UNREALIZED APPRE- CIATION (000S)	CHANGE IN UNREALIZED DEPRE- CIATION (000S)	PUR- CHASES (000S)	SALES (000S)	TRANS- FERS INTO LEVEL 3 (000S)(1)	TRANS- FERS OUT OF LEVEL 3 (000S)(1) (2)	BALANCE AS OF 12/31/13 (000S)
Corporate Bonds
Media(3)	$24,276	$—	$—	$416	$—	$—	$—	$—	$—	$24,692
Pharmaceuticals	14,448	144	—	5,084	—	—	(14,519)	—	(5,157)	—

Total	$38,724	$144	$—	$5,500	$—	$—	$(14,519)	$—	$(5,157)	$24,692

(1)	The value of Transfers Into and Out of Level 3 are measured using the fair value as of the end of the period, December 31, 2013.
(2)	Transferred out of Level 3 due to security having an evaluated price based on observable inputs from a pricing vendor.
(3)	Security was valued using a price from a third party provider.

Federal Tax Information:

At December 31, 2013, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$5,340,958
Gross tax appreciation of investments	$180,568
Gross tax depreciation of investments	(42,119)

Net tax appreciation of investments	$138,449

NORTHERN FUNDS QUARTERLY REPORT    9    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND	DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 12.8%
Automobile - 3.4%
Ally Auto Receivables Trust, Series 2013-1, Class A3,
0.63%, 5/15/17	$610	$610
BMW Vehicle Owner Trust, Series 2013-A, Class A3,
0.67%, 11/27/17	945	946
Fifth Third Auto Trust, Series 2013-A, Class A3,
0.61%, 9/15/17	690	689
Ford Credit Auto Lease Trust, Series 2013-B, Class A3,
0.76%, 9/15/16	940	941
Honda Auto Receivables Owner Trust, Series 2012-1, Class A3,
0.77%, 1/15/16	217	218
Honda Auto Receivables Owner Trust, Series 2013-2, Class A3,
0.53%, 2/16/17	565	565
Honda Auto Receivables Owner Trust, Series 2013-4, Class A3,
0.69%, 9/18/17	1,590	1,591
Mercedes Benz Auto Lease Trust, Series 2013-B, Class A3,
0.62%, 7/15/16	945	944
Nissan Auto Lease Trust, Series 2013-B, Class A3,
0.75%, 6/15/16	1,075	1,075
Nissan Auto Receivables Owner Trust, Series 2012-A, Class A3,
0.73%, 5/16/16	651	653
Nissan Auto Receivables Owner Trust, Series 2013-C, Class A3,
0.67%, 8/15/18	940	937
Toyota Auto Receivables Owner Trust, Series 2013-A, Class A3,
0.55%, 1/17/17	640	640
Volkswagen Auto Loan Enhanced Trust, Series 2013-2, Class A3,
0.70%, 4/20/18	930	928
World Omni Auto Receivables Trust, Series 2013-B, Class A3,
0.83%, 8/15/18	940	940

		11,677

Commercial Mortgage-Backed Securities - 8.9%
Banc of America Commercial Mortgage Trust, Series 2006-5, Class A4,
5.41%, 9/10/47	1,460	1,584
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PW10, Class A4,
5.41%, 12/11/40	1,616	1,715
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR9, Class A2,
4.74%, 9/11/42	11	11
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T24, Class A4,
5.54%, 10/12/41	1,920	2,098
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class A4,
5.74%, 9/11/42	500	564
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4,
5.71%, 12/10/49	2,705	3,025
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5,
5.62%, 10/15/48	2,475	2,697
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP1, Class A2,
4.63%, 3/15/46	98	98
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class A4,
5.55%, 5/12/45	1,693	1,839
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A4,
5.40%, 5/15/45	2,625	2,860
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A4,
5.66%, 3/15/39	1,325	1,425
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4,
5.86%, 6/15/38	3,416	3,716
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A4,
5.74%, 8/12/43	1,233	1,349
Morgan Stanley Capital I Trust, Series 2006-HQ9, Class A4,
5.73%, 7/12/44	1,120	1,220
Morgan Stanley Capital I Trust, Series 2007-IQ16, Class A4,
5.81%, 12/12/49	645	721

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 12.8% continued
Commercial Mortgage-Backed Securities - 8.9% continued
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A4,
5.33%, 12/15/43	$3,123	$3,408
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4,
5.31%, 11/15/48	2,010	2,197

		30,527

Credit Card - 0.2%
Discover Card Execution Note Trust, Series 2012-A1, Class A1,
0.81%, 8/15/17	559	561

Utilities - 0.3%
CenterPoint Energy Restoration Bond Co. LLC, Series 2009-1, Class A1,
1.83%, 2/15/16	502	506
CenterPoint Energy Transition Bond Co. IV LLC, Series 2012-1, Class A1,
0.90%, 4/15/18	457	457

		963

Total Asset-Backed Securities (Cost $44,416)		43,728

CORPORATE BONDS - 4 4.1%
Aerospace/Defense - 0.2%
B/E Aerospace, Inc.,
5.25%, 4/1/22	200	203
Boeing Capital Corp.,
2.13%, 8/15/16	320	330

		533

Agriculture - 0.5%
Philip Morris International, Inc.,
2.50%, 5/16/16	900	934
Reynolds American, Inc.,
1.05%, 10/30/15	800	803

		1,737

Auto Manufacturers - 0.9%
Daimler Finance North America LLC,
1.25%, 1/11/16(1)	570	570
1.45%, 8/1/16(1) (2)	375	377
General Motors Co.,
3.50%, 10/2/18(1) (2)	825	844
Nissan Motor Acceptance Corp.,
4.50%, 1/30/15(1) (2)	400	416
PACCAR Financial Corp.,
0.75%, 5/16/16	935	931

		3,138

Auto Parts & Equipment - 0.4%
Continental Rubber of America Corp.,
4.50%, 9/15/19(1) (2)	500	532
Dana Holding Corp.,
6.75%, 2/15/21	500	537
Delphi Corp.,
5.88%, 5/15/19	225	238

		1,307

Banks - 6.9%
Ally Financial, Inc.,
3.13%, 1/15/16	400	409
3.50%, 7/18/16	960	991
2.75%, 1/30/17	290	291
Bank of America Corp.,
3.70%, 9/1/15	855	894
1.50%, 10/9/15	220	222
1.07%, 3/22/16	1,245	1,254
3.88%, 3/22/17	590	630
Branch Banking & Trust Co.,
1.45%, 10/3/16	360	363
Capital One Financial Corp.,
1.00%, 11/6/15	630	630
Citigroup, Inc.,
2.65%, 3/2/15	1,065	1,087
1.04%, 4/1/16	1,110	1,117
1.70%, 7/25/16	655	661
6.00%, 8/15/17	545	621
Discover Bank,
2.00%, 2/21/18	415	408
Fifth Third Bank,
0.90%, 2/26/16	645	642
Goldman Sachs Group (The), Inc.,
6.00%, 5/1/14	310	315
3.30%, 5/3/15	730	752
1.60%, 11/23/15	935	945
3.63%, 2/7/16	625	656
2.38%, 1/22/18	645	647
2.90%, 7/19/18	545	555
HSBC USA, Inc.,
2.38%, 2/13/15	200	204

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 4 4.1% continued
Banks - 6.9% continued
JPMorgan Chase & Co.,
4.88%, 3/15/14	$250	$252
1.10%, 10/15/15	910	913
3.15%, 7/5/16	865	907
7.90%, 4/30/18	370	408
JPMorgan Chase Bank N.A.,
6.00%, 10/1/17	675	772
KeyBank N.A.,
1.10%, 11/25/16	525	524
Morgan Stanley,
3.45%, 11/2/15	725	755
1.49%, 2/25/16	1,000	1,013
1.75%, 2/25/16	815	826
4.75%, 3/22/17	575	627
PNC Funding Corp.,
2.70%, 9/19/16	380	396
Wells Fargo & Co.,
1.50%, 7/1/15	970	984
7.98%, 3/15/18	370	412
Wells Fargo Bank N.A.,
0.75%, 7/20/15	560	562

		23,645

Beverages - 1.0%
Anheuser-Busch InBev Finance, Inc.,
0.80%, 1/15/16	1,170	1,169
PepsiCo, Inc.,
0.75%, 3/5/15	430	431
0.70%, 2/26/16	475	473
2.25%, 1/7/19	1,020	1,023
SABMiller Holdings, Inc.,
1.85%, 1/15/15(1)	455	460

		3,556

Biotechnology - 0.5%
Celgene Corp.,
1.90%, 8/15/17	315	313
Genzyme Corp.,
3.63%, 6/15/15	270	282
Gilead Sciences, Inc.,
2.40%, 12/1/14	615	625
3.05%, 12/1/16	515	544

		1,764

Chemicals - 1.2%
Airgas, Inc.,
2.95%, 6/15/16	815	844
Ashland, Inc.,
3.00%, 3/15/16	1,000	1,020
Dow Chemical (The) Co.,
2.50%, 2/15/16	550	567
Eastman Chemical Co.,
2.40%, 6/1/17	325	328
Ecolab, Inc.,
2.38%, 12/8/14	1,000	1,016
Rentech Nitrogen Partners L.P./Rentech Nitrogen Finance Corp.,
6.50%, 4/15/21(1) (2)	290	280

		4,055

Commercial Services - 1.1%
ERAC USA Finance LLC,
2.25%, 1/10/14(1)	1,073	1,073
Hertz (The) Corp.,
7.50%, 10/15/18	600	647
5.88%, 10/15/20	250	259
Service Corp. International,
5.38%, 1/15/22(1)	550	557
United Rentals North America, Inc.,
5.75%, 7/15/18	500	535
7.63%, 4/15/22	495	550

		3,621

Computers - 0.5%
Hewlett-Packard Co.,
2.63%, 12/9/14	450	458
2.60%, 9/15/17	270	274
International Business Machines Corp.,
0.45%, 5/6/16	565	560
NetApp, Inc.,
2.00%, 12/15/17	475	473

		1,765

Cosmetics/Personal Care - 0.3%
Avon Products, Inc.,
2.38%, 3/15/16	1,000	1,007

Diversified Financial Services - 4.5%
Air Lease Corp.,
5.63%, 4/1/17	680	749
American Express Credit Corp.,
2.80%, 9/19/16	485	507

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 4 4.1% continued
Diversified Financial Services - 4.5% continued
American Honda Finance Corp.,
0.61%, 5/26/16(1)	$620	$621
BlackRock, Inc.,
3.50%, 12/10/14	775	798
1.38%, 6/1/15	165	167
Charles Schwab (The) Corp.,
0.85%, 12/4/15	555	557
Ford Motor Credit Co. LLC,
7.00%, 4/15/15	680	732
1.50%, 1/17/17	935	935
4.25%, 2/3/17	300	323
Franklin Resources, Inc.,
3.13%, 5/20/15	750	773
General Electric Capital Corp.,
2.25%, 11/9/15	2,230	2,298
3.35%, 10/17/16	1,490	1,583
General Motors Financial Co., Inc.,
4.75%, 8/15/17(1) (2)	400	424
Hyundai Capital America,
1.63%, 10/2/15(1)	1,060	1,065
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
6.00%, 8/1/20(1) (2)	300	309
International Lease Finance Corp.,
2.19%, 6/15/16	1,000	1,005
John Deere Capital Corp.,
1.05%, 10/11/16	705	707
KKR Group Finance Co. LLC,
6.38%, 9/29/20(1) (2)	660	741
SLM Corp.,
3.88%, 9/10/15	160	165
6.00%, 1/25/17	290	314
TD Ameritrade Holding Corp.,
4.15%, 12/1/14	700	723

		15,496

Electric - 1.5%
Commonwealth Edison Co.,
1.63%, 1/15/14	325	325
Dominion Gas Holdings LLC,
1.05%, 11/1/16(1) (2)	465	464
Duke Energy Carolinas LLC,
1.75%, 12/15/16	400	408
Exelon Generation Co. LLC,
6.20%, 10/1/17	480	542
Georgia Power Co.,
0.63%, 11/15/15	180	180
IPALCO Enterprises, Inc.,
5.00%, 5/1/18	1,040	1,089
MidAmerican Energy Holdings Co.,
1.10%, 5/15/17(1) (2)	895	890
NextEra Energy Capital Holdings, Inc.,
1.20%, 6/1/15	475	478
1.34%, 9/1/15	800	805

		5,181

Electronics - 0.8%
Agilent Technologies, Inc.,
5.50%, 9/14/15	730	787
Thermo Fisher Scientific, Inc.,
3.20%, 3/1/16	560	585
1.30%, 2/1/17	1,215	1,210

		2,582

Environmental Control - 0.2%
Clean Harbors, Inc.,
5.25%, 8/1/20	725	747

Food - 1.3%
ConAgra Foods, Inc.,
1.35%, 9/10/15	800	806
1.30%, 1/25/16	490	491
General Mills, Inc.,
0.88%, 1/29/16	625	623
Hershey (The) Co.,
1.50%, 11/1/16	610	615
Kellogg Co.,
1.13%, 5/15/15	570	574
Sun Merger Sub, Inc.,
5.25%, 8/1/18(1) (2)	675	707
WM Wrigley Jr Co.,
1.40%, 10/21/16(1) (2)	815	816

		4,632

Gas - 0.1%
CenterPoint Energy, Inc.,
6.50%, 5/1/18	260	303

Healthcare - Products - 0.4%
Baxter International, Inc.,
5.38%, 6/1/18	515	583

FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 4 4.1% continued
Healthcare - Products - 0.4% continued
Stryker Corp.,
2.00%, 9/30/16	$190	$195
Zimmer Holdings, Inc.,
1.40%, 11/30/14	625	629

		1,407

Healthcare - Services - 1.4%
Aetna, Inc.,
6.00%, 6/15/16	1,000	1,118
Cigna Corp.,
2.75%, 11/15/16	580	604
DaVita HealthCare Partners, Inc.,
6.63%, 11/1/20	775	831
HCA, Inc.,
6.50%, 2/15/20	615	676
UnitedHealth Group, Inc.,
0.85%, 10/15/15	410	411
Ventas Realty L.P.,
1.55%, 9/26/16	515	519
WellPoint, Inc.,
1.25%, 9/10/15	575	579

		4,738

Home Builders - 0.6%
Lennar Corp.,
4.13%, 12/1/18	1,925	1,935

Household Products/Wares - 0.3%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu,
5.75%, 10/15/20	1,000	1,020

Insurance - 0.7%
American International Group, Inc.,
2.38%, 8/24/15	145	148
4.88%, 9/15/16	310	340
MetLife, Inc.,
6.75%, 6/1/16	335	381
Metropolitan Life Global Funding I,
2.50%, 9/29/15(1) (2)	450	463
Prudential Financial, Inc.,
3.00%, 5/12/16	145	151
Reinsurance Group of America, Inc.,
6.75%, 12/15/65	1,000	993

		2,476

Internet - 0.6%
Amazon.com, Inc.,
0.65%, 11/27/15	600	600
Equinix, Inc.,
4.88%, 4/1/20	500	497
Symantec Corp.,
2.75%, 9/15/15	1,065	1,094

		2,191

Iron/Steel - 0.4%
Glencore Funding LLC,
1.60%, 1/15/19(1) (2)	1,065	1,045
Steel Dynamics, Inc.,
6.13%, 8/15/19	160	173

		1,218

Lodging - 0.2%
Wyndham Worldwide Corp.,
2.50%, 3/1/18	785	782

Machinery - Construction & Mining - 0.6%
Caterpillar Financial Services Corp.,
0.70%, 11/6/15	525	526
1.35%, 9/6/16	1,370	1,378

		1,904

Media - 3.6%
21st Century Fox America, Inc.,
5.30%, 12/15/14	1,105	1,154
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.25%, 3/15/21(1) (2)	500	477
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
6.38%, 9/15/20(1)	1,000	1,025
Comcast Corp.,
4.95%, 6/15/16	1,060	1,157
6.30%, 11/15/17	250	291
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
2.40%, 3/15/17	1,145	1,166
Midcontinent Communications & Midcontinent Finance Corp.,
6.25%, 8/1/21(1)	525	529
NBCUniversal Enterprise, Inc.,
0.78%, 4/15/16(1) (2)	1,300	1,307
NBCUniversal Media LLC,
2.10%, 4/1/14	165	166
3.65%, 4/30/15	1,060	1,102

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 4 4.1% continued
Media - 3.6% continued
Starz LLC/Starz Finance Corp.,
5.00%, 9/15/19	$500	$511
Time Warner Cable, Inc.,
3.50%, 2/1/15	820	843
Time Warner, Inc.,
3.15%, 7/15/15	800	829
Univision Communications, Inc.,
6.88%, 5/15/19(1) (2)	1,000	1,069
Viacom, Inc.,
2.50%, 12/15/16	575	595

		12,221

Metal Fabrication/Hardware - 0.1%
Precision Castparts Corp.,
0.70%, 12/20/15	500	500

Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc.,
1.40%, 2/13/15	215	216
2.38%, 3/15/18	480	479

		695

Miscellaneous Manufacturing - 0.4%
Eaton Corp.,
0.95%, 11/2/15	750	753
General Electric Co.,
0.85%, 10/9/15	550	553
5.25%, 12/6/17	200	226

		1,532

Office/Business Equipment - 0.2%
Xerox Corp.,
4.25%, 2/15/15	580	602

Oil & Gas - 3.2%
Anadarko Petroleum Corp.,
5.75%, 6/15/14	695	710
6.38%, 9/15/17	300	344
Atwood Oceanics, Inc.,
6.50%, 2/1/20	250	267
Continental Resources, Inc.,
5.00%, 9/15/22	595	618
Denbury Resources, Inc.,
6.38%, 8/15/21	997	1,062
Devon Energy Corp.,
1.20%, 12/15/16	630	630
1.88%, 5/15/17	655	660
Linn Energy LLC/Linn Energy Finance Corp.,
7.00%, 11/1/19(1) (2)	1,000	1,010
Marathon Oil Corp.,
0.90%, 11/1/15	690	691
Murphy Oil Corp.,
2.50%, 12/1/17	560	563
Newfield Exploration Co.,
6.88%, 2/1/20	850	910
Phillips 66,
2.95%, 5/1/17	390	406
QEP Resources, Inc.,
6.88%, 3/1/21	470	504
Range Resources Corp.,
6.75%, 8/1/20	900	974
Rosetta Resources, Inc.,
5.63%, 5/1/21	500	499
Tesoro Corp.,
4.25%, 10/1/17	450	469
Western Refining, Inc.,
6.25%, 4/1/21	550	554

		10,871

Oil & Gas Services - 0.3%
Cameron International Corp.,
1.15%, 12/15/16	1,195	1,191

Packaging & Containers - 0.4%
Ball Corp.,
5.75%, 5/15/21	500	526
Graphic Packaging International, Inc.,
4.75%, 4/15/21	500	495
Plastipak Holdings, Inc.,
6.50%, 10/1/21(1)	325	337

		1,358

Pharmaceuticals - 1.7%
AbbVie, Inc.,
1.20%, 11/6/15	1,555	1,571
Cardinal Health, Inc.,
1.90%, 6/15/17	410	411
1.70%, 3/15/18	205	200
Express Scripts Holding Co.,
2.10%, 2/12/15	665	674
3.13%, 5/15/16	500	522

FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 4 4.1% continued
Pharmaceuticals - 1.7% continued
McKesson Corp.,
0.95%, 12/4/15	$355	$355
5.70%, 3/1/17	190	212
Merck & Co., Inc.,
0.70%, 5/18/16	650	649
Mylan, Inc.,
1.80%, 6/24/16(1)	400	408
Zoetis, Inc.,
1.15%, 2/1/16	830	831

		5,833

Pipelines - 0.7%
Enterprise Products Operating LLC,
3.70%, 6/1/15	350	365
1.25%, 8/13/15	375	378
Kinder Morgan Energy Partners L.P.,
5.95%, 2/15/18	310	352
Kinder Morgan Finance Co. LLC,
6.00%, 1/15/18(1) (2)	250	274
Tesoro Logistics L.P./ Tesoro Logistics Finance Corp.,
5.88%, 10/1/20(1) (2)	500	511
Williams Partners L.P.,
3.80%, 2/15/15	670	692

		2,572

Real Estate Investment Trusts - 1.4%
AvalonBay Communities, Inc.,
5.75%, 9/15/16	800	894
DDR Corp.,
7.50%, 7/15/18	510	607
DuPont Fabros Technology L.P.,
5.88%, 9/15/21	465	480
ERP Operating L.P.,
5.25%, 9/15/14	765	789
Health Care REIT, Inc.,
5.88%, 5/15/15	1,215	1,295
Host Hotels & Resorts L.P.,
5.88%, 6/15/19	350	380
Kimco Realty Corp.,
5.70%, 5/1/17	445	497

		4,942

Retail - 1.1%
CVS Caremark Corp.,
5.75%, 6/1/17	680	771
Home Depot (The), Inc.,
5.40%, 3/1/16	635	697
Macy’s Retail Holdings, Inc.,
5.90%, 12/1/16	940	1,054
Starbucks Corp.,
0.88%, 12/5/16	625	621
Walgreen Co.,
1.00%, 3/13/15	595	598

		3,741

Semiconductors - 0.5%
Altera Corp.,
2.50%, 11/15/18	1,090	1,081
Samsung Electronics America, Inc.,
1.75%, 4/10/17(1) (2)	530	526

		1,607

Software - 0.6%
Activision Blizzard, Inc.,
5.63%, 9/15/21(1) (2)	465	481
Autodesk, Inc.,
1.95%, 12/15/17	335	331
Microsoft Corp.,
1.63%, 12/6/18	755	745
Oracle Corp.,
5.25%, 1/15/16	545	595

		2,152

Telecommunications - 2.4%
AT&T, Inc.,
1.60%, 2/15/17	660	659
CenturyLink, Inc.,
6.00%, 4/1/17	1,000	1,103
Cisco Systems, Inc.,
1.63%, 3/14/14	320	321
3.15%, 3/14/17	460	487
Frontier Communications Corp.,
8.25%, 4/15/17	650	754
Juniper Networks, Inc.,
3.10%, 3/15/16	500	515
SBA Communications Corp.,
5.63%, 10/1/19	1,000	1,030
Verizon Communications, Inc.,
0.70%, 11/2/15	600	598
1.77%, 9/15/16	595	613
2.50%, 9/15/16	885	915

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 44.1% continued
Telecommunications - 2.4% continued
2.00%, 11/1/16	$1,230	$1,255

		8,250

Transportation - 0.2%
Ryder System, Inc.,
3.15%, 3/2/15	585	599

Total Corporate Bonds (Cost $150,761)		151,406

FOREIGN ISSUER BONDS - 9.1%
Auto Manufacturers - 0.6%
Jaguar Land Rover Automotive PLC,
4.13%, 12/15/18(1) (2)	1,000	1,006
Volkswagen International Finance N.V.,
1.13%, 11/18/16(1) (2)	925	923

		1,929

Banks - 1.1%
ANZ New Zealand Int’l Ltd.,
1.13%, 3/24/16(1) (2)	255	254
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.,
0.72%, 3/18/16	1,000	1,004
National Bank of Canada,
1.50%, 6/26/15	340	344
Royal Bank of Canada,
0.63%, 12/4/15	330	330
Sumitomo Mitsui Banking Corp.,
0.90%, 1/18/16	505	504
Svenska Handelsbanken AB,
0.72%, 9/23/16	660	661
Westpac Banking Corp.,
1.05%, 11/25/16	755	753

		3,850

Beverages - 0.8%
Diageo Capital PLC,
0.63%, 4/29/16	315	313
Heineken N.V.,
0.80%, 10/1/15(1)	765	765
Pernod Ricard S.A.,
2.95%, 1/15/17(1) (2)	1,100	1,136
SABMiller PLC,
6.50%, 7/1/16(1) (2)	320	361

		2,575

Chemicals - 0.5%
INEOS Group Holdings S.A.,
6.13%, 8/15/18(1) (2)	750	754
LyondellBasell Industries N.V.,
5.00%, 4/15/19	730	811

		1,565

Computers - 0.1%
Seagate HDD Cayman,
6.88%, 5/1/20	400	433

Diversified Financial Services - 0.1%
Macquarie Group Ltd.,
7.30%, 8/1/14(1) (2)	470	487

Healthcare - Products - 0.1%
Covidien International Finance S.A.,
1.35%, 5/29/15	355	358

Internet - 0.1%
Baidu, Inc.,
3.25%, 8/6/18	415	419

Mining - 0.6%
Anglo American Capital PLC,
2.63%, 9/27/17(1) (2)	200	201
Rio Tinto Finance USA PLC,
2.00%, 3/22/17	475	477
1.63%, 8/21/17	315	315
Vedanta Resources PLC,
6.00%, 1/31/19(1) (2)	400	387
Xstrata Finance Canada Ltd.,
2.05%, 10/23/15(1)	615	623

		2,003

Miscellaneous Manufacturing - 0.6%
Bombardier, Inc.,
4.25%, 1/15/16(1) (2)	1,000	1,045
Pentair Finance S.A.,
1.88%, 9/15/17	180	178
Tyco Electronics Group S.A.,
6.55%, 10/1/17	660	755

		1,978

Oil & Gas - 2.4%
BP Capital Markets PLC,
0.70%, 11/6/15	415	416
2.25%, 11/1/16	675	698
Canadian Natural Resources Ltd.,
5.70%, 5/15/17	375	421

FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 9 .1% continued
Oil & Gas - 2.4% continued
CNOOC Finance 2013 Ltd.,
1.13%, 5/9/16	$1,125	$1,121
Ensco PLC,
3.25%, 3/15/16	250	261
Lukoil International Finance B.V.,
3.42%, 4/24/18(1) (2)	400	403
Noble Holding International Ltd.,
2.50%, 3/15/17	485	487
Petrobras Global Finance B.V.,
2.00%, 5/20/16	1,020	1,019
Petrobras International Finance Co.,
2.88%, 2/6/15	510	518
Shell International Finance B.V.,
0.63%, 12/4/15	490	490
0.90%, 11/15/16	590	590
Total Capital International S.A.,
1.00%, 8/12/16	810	811
Transocean, Inc.,
2.50%, 10/15/17	255	258
Ultra Petroleum Corp.,
5.75%, 12/15/18(1) (2)	820	843

		8,336

Pharmaceuticals - 0.6%
Perrigo Co. PLC,
1.30%, 11/8/16(1) (2)	815	812
Sanofi,
2.63%, 3/29/16	600	624
Teva Pharmaceutical Finance II B.V./Teva Pharmaceutical Finance III LLC,
3.00%, 6/15/15	750	774

		2,210

Pipelines - 0.1%
TransCanada PipeLines Ltd.,
0.88%, 3/2/15	135	136
0.75%, 1/15/16	330	329

		465

Telecommunications - 1.3%
America Movil S.A.B. de C.V.,
5.75%, 1/15/15	985	1,031
British Telecommunications PLC,
1.63%, 6/28/16	1,080	1,090
Intelsat Jackson Holdings S.A.,
7.25%, 10/15/20	1,740	1,903
Virgin Media Secured Finance PLC,
5.38%, 4/15/21(1) (2)	475	475

		4,499

Transportation - 0.1%
Canadian National Railway Co.,
1.45%, 12/15/16	265	267

Total Foreign Issuer Bonds (Cost $31,227)		31,374

U.S. GOVERNMENT AGENCIES - 9 .1%(3)
Fannie Mae - 2.6%
Pool #555649,
7.50%, 10/1/32	46	52
Pool #893082,
2.62%, 9/1/36	375	400
Pool #AB3114,
5.00%, 6/1/41	1,182	1,290
Pool #AD0915,
5.50%, 12/1/38	153	169
Pool #AD7061,
5.50%, 6/1/40	252	280
Pool #AI3471,
5.00%, 6/1/41	459	499
Pool #AK0501,
3.00%, 1/1/27	1,280	1,308
Pool #AO0315,
3.00%, 4/1/27	1,499	1,532
Pool #AO4482,
3.00%, 5/1/27	1,265	1,293
Series 2013-54, Class PM,
1.50%, 5/25/43	2,188	2,030

		8,853

Freddie Mac - 0.2%
Pool #1B3617,
2.56%, 10/1/37	275	293
Pool #848076,
5.46%, 6/1/38	281	301
Series 3730, Class PL,
4.50%, 1/15/33	195	196

		790

Freddie Mac Gold - 0.3%
Pool #A92650,
5.50%, 6/1/40	600	668

NORTHERN FUNDS QUARTERLY REPORT    9    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 9.1%(3) continued
Freddie Mac Gold - 0.3% continued
Pool #G13387,
5.00%, 4/1/23	$299	$317

		985

Government National Mortgage Association - 5.3%
Series 2011-41, Class PA,
4.00%, 1/20/41	2,953	3,116
Series 2011-49, Class A,
2.45%, 7/16/38	1,019	1,034
Series 2012-123, Class A,
1.04%, 7/16/46	2,929	2,721
Series 2012-2, Class A,
1.86%, 6/16/31	1,041	1,044
Series 2012-22, Class AB,
1.66%, 3/16/33	407	407
Series 2013-12, Class KA,
1.50%, 12/16/43	473	465
Series 2013-142, Class AD,
2.25%, 12/16/47	1,424	1,405
Series 2013-146, Class AK,
2.50%, 9/16/44	1,565	1,572
Series 2013-156, Class AG,
2.16%, 10/16/41	1,564	1,561
Series 2013-17, Class AF,
1.21%, 11/16/43	1,306	1,282
Series 2013-176, Class AD,
2.50%, 3/16/42	1,412	1,417
Series 2013-45, Class A,
1.45%, 10/16/40	1,601	1,581
Series 2013-92, Class AB,
2.00%, 2/16/43	604	599

		18,204

Government National Mortgage Association II - 0.7%
Pool #82581,
4.00%, 7/20/40	909	965
Pool #83021,
3.00%, 1/20/42	1,325	1,384

		2,349

Total U.S. Government Agencies (Cost $31,633)		31,181

U.S. GOVERNMENT OBLIGATIONS - 20.8%
U.S. Treasury Inflation Indexed Notes - 1.5%
1.88%, 7/15/15	1,315	1,664
0.13%, 4/15/16	3,075	3,341

		5,005

U.S. Treasury Notes - 19.3%
0.25%, 12/31/15	33,000	32,912
0.63%, 12/15/16	33,630	33,494

		66,406

Total U.S. Government Obligations (Cost $71,550)		71,411

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 2.3%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(4) (5)	7,721,368	$7,721

Total Investment Companies (Cost $7,721)		7,721

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.2%
U.S. Treasury Bill,
0.09%, 7/24/14(6)	$800	$800

Total Short-Term Investments (Cost $800)		800

Total Investments - 98.4% (Cost $338,108)		337,621

Other Assets less Liabilities - 1.6%		5,436

NET ASSETS - 100.0%		$343,057

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At December 31, 2013, the value of these restricted illiquid securities amounted to approximately $ 23,062,000 or 6.7% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Activision Blizzard, Inc.,
5.63%, 9/15/21	9/12/13	$465

NORTHERN FUNDS QUARTERLY REPORT    10    FIXED INCOME FUNDS

DECEMBER 31, 2013 (UNAUDITED)

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Anglo American Capital PLC,
2.63%, 9/27/17	9/20/12	$200

ANZ New Zealand Int’l Ltd.,
1.13%, 3/24/16	3/20/13	255

Bombardier, Inc.,
4.25%, 1/15/16	1/9/13	1,000

CCO Holdings LLC/CCO Holdings Capital Corp.,
5.25%, 3/15/21	5/1/13	516

Continental Rubber of America Corp.,
4.50%, 9/15/19	9/18/13	510

Daimler Finance North America LLC,
1.45%, 8/1/16	7/24/13	375

Dominion Gas Holdings LLC,
1.05%, 11/1/16	10/17/13	465

General Motors Co.,
3.50%, 10/2/18	9/24/13	825

General Motors Financial Co., Inc.,
4.75%, 8/15/17	8/13/12	400

Glencore Funding LLC,
1.60%, 1/15/19	5/22/13	1,065

Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
6.00%, 8/1/20	7/31/13	300

INEOS Group Holdings S.A.,
6.13%, 8/15/18	5/2/13	750

Jaguar Land Rover Automotive PLC,
4.13%, 12/15/18	12/10/13	1,000

Kinder Morgan Finance Co. LLC,
6.00%, 1/15/18	2/26/13	278

KKR Group Finance Co. LLC,
6.38%, 9/29/20	4/15/13	792

Linn Energy LLC/Linn Energy Finance Corp.,
7.00%, 11/1/19	2/26/13-5/9/13	1,042

Lukoil International Finance B.V.,
3.42%, 4/24/18	4/17/13	400

Macquarie Group Ltd.,
7.30%, 8/1/14	12/14/10-12/15/10	513

Metropolitan Life Global Funding I,
2.50%, 9/29/15	9/22/10	450

MidAmerican Energy Holdings Co.,
1.10%, 5/15/17	11/5/13	894

NBCUniversal Enterprise, Inc.,
0.78%, 4/15/16	3/20/13	1,301

Nissan Motor Acceptance Corp.,
4.50%, 1/30/15	1/20/10	398

Pernod Ricard S.A.,
2.95%, 1/15/17	1/10/12-4/12/13	1,151

Perrigo Co. PLC,
1.30%, 11/8/16	11/5/13	814

Rentech Nitrogen Partners L.P./Rentech Nitrogen Finance Corp.,
6.50%, 4/15/21	4/9/13	290

SABMiller PLC,
6.50%, 7/1/16	12/20/12	378

Samsung Electronics America, Inc.,
1.75%, 4/10/17	4/2/12-12/20/12	531

Sun Merger Sub, Inc.,
5.25%, 8/1/18	7/19/13	675

Tesoro Logistics L.P./ Tesoro Logistics Finance Corp.,
5.88%, 10/1/20	12/11/13	511

Ultra Petroleum Corp.,
5.75%, 12/15/18	12/6/13	820

Univision Communications, Inc.,
6.88%, 5/15/19	3/14/13-12/13/13	1,084

Vedanta Resources PLC,
6.00%, 1/31/19	5/23/13	400

Virgin Media Secured Finance PLC,
5.38%, 4/15/21	2/7/13	475

Volkswagen International Finance N.V.,
1.13%, 11/18/16	11/13/13	925

WM Wrigley Jr Co.,
1.40%, 10/21/16	10/16/13	814

(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(4)	At March 31, 2013, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $59,996,000 with net sales of approximately $52,275,000 during the nine months ended December 31, 2013.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(6)	Security pledged as collateral to cover margin requirements for open futures contracts.

NORTHERN FUNDS QUARTERLY REPORT     11    FIXED INCOME FUND

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued

Percentages shown are based on Net Assets.

The interest rates represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

At December 31, 2013, the Short Bond Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
10-Year U.S. Treasury Note	(77)	$(9,475)	Short	3/14	$179
5-Year U.S. Treasury Note	(405)	(48,322)	Short	3/14	586
2-Year U.S. Treasury Note	88	19,343	Long	3/14	(41)

Total					$724

At December 31, 2013, the credit quality distribution for the Short Bond Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	27.5%
U.S. Agency	3.1
AAA	10.6
AA	6.4
A	17.1
BBB	21.3
BB	7.1
B	4.4
CCC	0.2
Cash Equivalents	2.3

Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy, as of December 31, 2013:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities	$—	$43,728	(1)	$—	$43,728
Corporate Bonds	—	151,406	(1)	—	151,406
Foreign Issuer Bonds	—	31,374	(1)	—	31,374
U.S. Government Agencies	—	31,181	(1)	—	31,181
U.S. Government Obligations	—	71,411	(1)	—	71,411
Investment Companies	7,721	—		—	7,721
Short-Term Investments	—	800		—	800

Total Investments	$7,721	$329,900		$—	$337,621

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$765	$—		$—	$765
Liabilities
Futures Contracts	(41)	—		—	(41)

Total Other Financial Instruments	$724	$—		$—	$724

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At December 31, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Federal Tax Information:

At December 31, 2013, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$338,111

Gross tax appreciation of investments	$1,617
Gross tax depreciation of investments	(2,107)

Net tax depreciation of investments	$(490)

FIXED INCOME FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE U.S. GOVERNMENT FUND	DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 18.2%(1)
Fannie Mae - 0.5%
Pool #555649,
7.50%, 10/1/32	$88	$100
Pool #893082,
2.62%, 9/1/36	1,000	1,067

		1,167

Freddie Mac - 2.7%
Pool #1J0365,
2.67%, 4/1/37	669	717
Pool #1J2840,
2.52%, 9/1/37	1,455	1,549
Pool #1Q0323,
3.03%, 5/1/37	2,851	3,035
Pool #410092,
2.29%, 11/1/24	14	15
Series 3730, Class PL,
4.50%, 1/15/33	686	691

		6,007

Government National Mortgage Association - 13.5%
Series 2011-49, Class A,
2.45%, 7/16/38	2,425	2,460
Series 2012-123, Class A,
1.04%, 7/16/46	2,870	2,667
Series 2013-12, Class KA,
1.50%, 12/16/43	2,107	2,069
Series 2013-142, Class AD,
2.25%, 12/16/47	2,992	2,952
Series 2013-146, Class AK,
2.50%, 9/16/44	2,567	2,579
Series 2013-156, Class AG,
2.16%, 10/16/41	2,566	2,560
Series 2013-17, Class AF,
1.21%, 11/16/43	2,696	2,645
Series 2013-176, Class AD,
2.50%, 3/16/42	2,296	2,303
Series 2013-40, Class AB,
1.30%, 6/16/35	2,319	2,305
Series 2013-45, Class A,
1.45%, 10/16/40	2,668	2,634
Series 2013-92, Class AB,
2.00%, 2/16/43	4,937	4,903

		30,077

U.S. GOVERNMENT AGENCIES - 18.2%(1) continued
Government National Mortgage Association II - 1.5%
Pool #82581,
4.00%, 7/20/40	3,032	3,217

Total U.S. Government Agencies (Cost $40,625)	40,468

U.S. GOVERNMENT OBLIGATIONS - 72.7%
U.S. Treasury Inflation Indexed Notes - 2.1%
1.88%, 7/15/15	1,840	2,329
0.13%, 4/15/16	2,155	2,341

		4,670

U.S. Treasury Notes - 70.6%
0.25%, 12/31/15	59,685	59,526
0.63%, 12/15/16	49,055	48,856
0.63%, 8/31/17	29,500	28,947
1.50%, 12/31/18	19,670	19,449

		156,778

Total U.S. Government Obligations (Cost $162,062)	161,448

INVESTMENT COMPANIES - 7.4%
Northern Institutional Funds - U.S. Government Portfolio, 0.01%(2) (3)	16,495,311	16,495

Total Investment Companies (Cost $16,495)		16,495

SHORT-TERM INVESTMENTS - 1 .8%
U.S. Treasury Bill,
0.08%, 7/24/14(4)	4,000	3,998
Total Short-Term Investments (Cost $3,998)		3,998

Total Investments - 100.1% (Cost $223,180)		222,409

Liabilities less Other Assets - (0.1)%		(312)
NET ASSETS - 100.0%		$222,097

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE U.S. GOVERNMENT FUND continued

and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(2)	At March 31, 2013, the value of the Fund’s investment in the U.S. Government Portfolio of the Northern Institutional Funds was approximately $75,146,000 with net sales of approximately $58,651,000 during the nine months ended December 31, 2013.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.

Percentages shown are based on Net Assets.

The interest rates represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

At December 31, 2013, the Short-Intermediate U.S. Government Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
10-Year U.S. Treasury
Note	(26)	$3,199	Short	3/14	$1

At December 31, 2013, the credit quality distribution for the Short-Intermediate U.S. Government Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	89.4%
U.S. Agency	3.2
Cash Equivalents	7.4

Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s, and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). U.S. government securities consist of obligations issued or guaranteed by the U.S. Treasury. Agency securities consist of obligations issued or guaranteed by U.S. government agencies and sponsored enterprises. The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of December 31, 2013:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
U.S. Government Agencies	$—	$40,468	(1)	$—	$40,468
U.S. Government Obligations	—	161,448	(1)	—	161,448
Investment Companies	16,495	—		—	16,495
Short-Term Investments	—	3,998		—	3,998

Total Investments	$16,495	$205,914		$—	$222,409

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$1	$—		$—	$1

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At December 31, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Federal Tax Information:

At December 31, 2013, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$223,259

Gross tax appreciation of investments	$418
Gross tax depreciation of investments	(1,268)

Net tax depreciation of investments	$(850)

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND	DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.6%
Credit Card - 1.6%
Chase Issuance Trust, Series 2013-A8, Class A8,
1.01%, 10/15/18	$20,600	$20,574
Citibank Credit Card Issuance Trust, Series 2013-A6, Class A6,
1.32%, 9/7/18	20,000	20,137

		40,711

Total Asset-Backed Securities (Cost $40,595)		40,711

CORPORATE BONDS - 16.2%
Agriculture - 0.1%
Bunge Ltd. Finance Corp.,
5.35%, 4/15/14	2,000	2,025

Auto Manufacturers - 1.9%
Daimler Finance North America LLC,
0.86%, 3/28/14(1)	6,000	6,008
1.02%, 4/10/14(1)	10,000	10,018
2.30%, 1/9/15(1)	3,000	3,042
Nissan Motor Acceptance Corp.,
1.00%, 3/15/16(1)	20,000	19,903
Toyota Motor Credit Corp.,
0.88%, 7/17/15	10,000	10,061

		49,032

Banks - 6.6%
Bank of America Corp.,
1.25%, 1/11/16	7,000	7,031
1.32%, 3/22/18	2,000	2,027
Bank of America N.A.,
1.13%, 11/14/16	11,000	11,012
Capital One Financial Corp.,
2.13%, 7/15/14	2,000	2,016
2.15%, 3/23/15	4,100	4,168
0.88%, 11/6/15	9,500	9,525
Capital One N.A.,
0.70%, 3/22/16	1,000	999
Citigroup, Inc.,
5.50%, 10/15/14	2,221	2,303
1.30%, 11/15/16	6,100	6,079
Fifth Third Bank,
0.90%, 2/26/16	16,000	15,916
Goldman Sachs Group (The), Inc.,
6.00%, 5/1/14	5,000	5,089
1.24%, 11/21/14	2,800	2,815
1.60%, 11/23/15	10,000	10,107
1.34%, 11/15/18	5,000	5,012
HSBC USA, Inc.,
2.38%, 2/13/15	2,000	2,041
1.13%, 9/24/18	8,000	8,011
JPMorgan Chase & Co.,
0.90%, 10/15/15	15,500	15,561
1.13%, 2/26/16	20,000	20,034
Morgan Stanley,
1.84%, 1/24/14	2,300	2,302
1.75%, 2/25/16	14,245	14,436
1.52%, 4/25/18	4,000	4,057
SunTrust Bank,
0.55%, 4/1/15	1,831	1,822
US Bancorp.,
3.44%, 2/1/16	5,000	5,215
Wells Fargo & Co.,
1.25%, 2/13/15	6,000	6,050
1.17%, 6/26/15	10,500	10,617

		174,245

Beverages - 0.0%
SABMiller Holdings, Inc.,
1.85%, 1/15/15(1)	1,165	1,179

Computers - 0.2%
Hewlett-Packard Co.,
1.79%, 9/19/14	5,000	5,042
2.63%, 12/9/14	1,000	1,017

		6,059

Diversified Financial Services - 1.7%
American Express Credit Corp.,
1.10%, 6/24/14	4,495	4,511
1.34%, 6/12/15	8,000	8,107
Ford Motor Credit Co. LLC,
4.21%, 4/15/16	10,000	10,655
0.99%, 1/17/17	4,750	4,769
General Electric Capital Corp.,
2.15%, 1/9/15	10,000	10,183
Hyundai Capital America,
1.63%, 10/2/15(1)	6,000	6,030

		44,255

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 16.2% continued
Electric - 0.5%
Commonwealth Edison Co.,
1.63%, 1/15/14	$2,000	$2,001
NextEra Energy Capital Holdings, Inc.,
1.61%, 6/1/14	3,000	3,013
Xcel Energy, Inc.,
0.75%, 5/9/16	9,000	8,924

		13,938

Food - 0.4%
ConAgra Foods, Inc.,
1.30%, 1/25/16	3,600	3,606
General Mills, Inc.,
0.88%, 1/29/16	3,000	2,992
Kellogg Co.,
1.13%, 5/15/15	2,000	2,014
Kraft Foods Group, Inc.,
1.63%, 6/4/15	2,000	2,025

		10,637

Healthcare - Services - 0.0%
Quest Diagnostics, Inc.,
1.10%, 3/24/14	1,000	1,001

Insurance - 0.4%
American International Group, Inc.,
3.00%, 3/20/15	9,000	9,244

Iron/Steel - 0.1%
Glencore Funding LLC,
1.70%, 5/27/16(1)	3,000	3,003

Miscellaneous Manufacturing - 0.1%
Eaton Corp.,
0.95%, 11/2/15	3,000	3,011

Office/Business Equipment - 0.1%
Xerox Corp.,
1.06%, 5/16/14	2,500	2,502

Oil & Gas - 0.8%
Devon Energy Corp.,
1.20%, 12/15/16	10,000	9,996
Marathon Oil Corp.,
0.90%, 11/1/15	10,000	10,008

		20,004

Oil & Gas Services - 1.1%
Cameron International Corp.,
1.15%, 12/15/16	3,000	2,990
Halliburton Co.,
1.00%, 8/1/16	25,500	25,543

		28,533

Pharmaceuticals - 0.8%
AbbVie, Inc.,
1.20%, 11/6/15	17,000	17,173
Mylan, Inc.,
1.35%, 11/29/16	3,000	2,994

		20,167

Pipelines - 0.1%
Enterprise Products Operating LLC,
1.25%, 8/13/15	3,300	3,322

Retail - 0.6%
Nordstrom, Inc.,
6.75%, 6/1/14	9,000	9,231
Walgreen Co.,
0.74%, 3/13/14	7,000	7,007

		16,238

Telecommunications - 0.5%
Verizon Communications, Inc.,
2.50%, 9/15/16	5,660	5,853
1.99%, 9/14/18	7,850	8,254

		14,107

Transportation - 0.2%
CSX Corp.,
6.25%, 4/1/15	4,000	4,275

Total Corporate Bonds (Cost $424,141)		426,777

FOREIGN ISSUER BONDS - 15.0%
Agriculture - 0.1%
BAT International Finance PLC,
1.40%, 6/5/15(1)	3,000	3,025

Banks - 11.5%
ABN AMRO Bank N.V.,
1.38%, 1/22/16(1)	13,000	13,096
1.04%, 10/28/16(1) (2)	10,000	10,015
Australia & New Zealand Banking Group Ltd.,
0.90%, 2/12/16	10,000	9,989
Bank of Nova Scotia,
1.85%, 1/12/15	9,000	9,136

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 15.0% continued
Banks - 11.5% continued
Bank of Tokyo-Mitsubishi UFJ (The) Ltd.,
1.00%, 2/26/16(1)	$20,000	$19,909
0.85%, 9/9/16(1)	5,000	5,023
Barclays Bank PLC,
1.28%, 1/13/14	1,500	1,500
BNP Paribas S.A.,
1.14%, 1/10/14	3,000	3,001
3.00%, 12/20/14	2,613	2,675
1.25%, 12/12/16	25,000	25,018
BPCE S.A.,
1.49%, 4/25/16	10,000	10,130
Commonwealth Bank of Australia,
1.95%, 3/16/15	3,000	3,050
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.,
4.20%, 5/13/14(1)	7,750	7,858
Credit Agricole S.A.,
1.40%, 4/15/16(1)	19,500	19,743
1.10%, 10/3/16(1)	10,000	10,027
ING Bank N.V.,
1.89%, 9/25/15(1)	8,500	8,683
1.19%, 3/7/16(1)	20,000	20,182
Korea Development Bank (The),
8.00%, 1/23/14	4,250	4,267
1.00%, 1/22/16	4,000	3,967
3.25%, 3/9/16	3,800	3,947
Macquarie Bank Ltd.,
2.00%, 8/15/16(1)	13,000	13,148
National Australia Bank Ltd.,
0.97%, 4/11/14(1)	12,850	12,874
1.60%, 8/7/15	10,000	10,159
Nordea Bank Finland PLC,
1.12%, 4/9/14	7,550	7,569
Oversea-Chinese Banking Corp. Ltd.,
1.63%, 3/13/15(1)	4,000	4,046
Royal Bank of Canada,
1.15%, 3/13/15	10,000	10,083
Royal Bank of Scotland Group PLC,
2.55%, 9/18/15	2,000	2,046
Societe Generale S.A.,
1.33%, 10/1/18	24,000	24,138
UBS A.G.,
1.24%, 1/28/14	5,000	5,004
Westpac Banking Corp.,
0.98%, 3/31/14(1)	5,000	5,010
1.01%, 9/25/15	17,000	17,180

		302,473

Healthcare - Products - 0.1%
Covidien International Finance S.A.,
1.35%, 5/29/15	2,700	2,720

Leisure Time - 0.1%
Carnival Corp.,
1.20%, 2/5/16	2,000	1,994

Mining - 0.5%
Rio Tinto Finance USA PLC,
1.13%, 3/20/15	5,500	5,530
Xstrata Finance Canada Ltd.,
2.85%, 11/10/14(1)	3,000	3,042
2.05%, 10/23/15(1)	4,000	4,051

		12,623

Miscellaneous Manufacturing - 0.2%
Pentair Finance S.A.,
1.35%, 12/1/15	4,000	4,025

Oil & Gas - 1.3%
BP Capital Markets PLC,
0.88%, 9/26/18	10,000	10,014
Petrobras Global Finance B.V.,
1.86%, 5/20/16	18,000	17,955
Petrobras International Finance Co.,
2.88%, 2/6/15	2,000	2,030
Statoil ASA,
0.70%, 11/8/18	5,000	5,024

		35,023

Pharmaceuticals - 0.5%
Takeda Pharmaceutical Co. Ltd.,
1.03%, 3/17/15(1)	13,000	13,065

Sovereign - 0.2%
Republic of Korea,
5.75%, 4/16/14	6,000	6,086

Telecommunications - 0.5%
Vodafone Group PLC,
0.90%, 2/19/16	12,500	12,544

Total Foreign Issuer Bonds (Cost $391,271)		393,578

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 3.0%
U.S. Treasury Notes - 3.0%
0.25%, 12/31/15	$30,000	$29,920
0.38%, 3/15/16	20,000	19,969
0.63%, 12/15/16	30,000	29,878

		79,767

Total U.S. Government Obligations (Cost $79,743)		79,767

MUNICIPAL BONDS - 54.5%
Alabama - 0.1%
Alabama State G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/16	3,000	3,344

Alaska - 0.2%
Alaska State G.O. Unlimited Bonds, Series A,
2.75%, 8/1/14	2,505	2,543
Alaska State Housing Finance Corp. Revenue Bonds, Series A, State Capital Project (G.O. of Corp. Insured),
5.00%, 12/1/15	1,000	1,087
Valdez Marine Terminal Revenue Refunding Bonds, Series B, BP Pipelines Project,
5.00%, 1/1/14	2,000	2,000

		5,630

Arizona - 0.1%
Arizona School Facilities Board Refunding COPS, Series A-2,
4.00%, 9/1/15	1,000	1,059
Arizona State University Energy Management LLC Revenue Refunding Bonds, State University Project-Tempe,
5.00%, 7/1/14	1,500	1,535

		2,594

Arkansas - 0.2%
Arkansas State Federal Highway Grant Anticipation G.O. Unlimited Bonds,
5.00%, 4/1/15	2,600	2,755
North Little Rock School District No. 1 Construction G.O. Limited Bonds, Series B (State Aid Withholding),
5.00%, 2/1/16	1,785	1,941

		4,696

California - 5.3%
Beverly Hills Public Financing Authority Lease Revenue Refunding Bonds, Series A, Project of 2003,
3.00%, 6/1/15	2,985	3,102
California Municipal Finance Authority MF Housing Revenue Bonds, Series A, Meadowbrook apartments (FHLMC Insured),
0.50%, 4/1/15	4,600	4,606
California State Department of Water Supply Resources Revenue Bonds, Series L,
5.00%, 5/1/14	1,000	1,016
California State Department of Water Supply Resources Revenue Bonds, Series M,
5.00%, 5/1/15	5,650	6,010
California State Floating G.O. Unlimited Refunding Bonds, Series A,
0.72%, Mandatory Put 5/1/15	2,500	2,509
California State G.O. Unlimited Refunding Bonds,
5.00%, 2/1/15	5,000	5,260
California State G.O. Unlimited Refunding Bonds, Series B,
5.00%, 9/1/16	5,635	6,313
California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds, Series A1, J Paul Getty Trust,
0.32%, 4/1/16	2,550	2,539
California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds, Series B2, J Paul Getty Trust,
0.34%, Mandatory Put 4/1/15	10,000	9,997
California State Various Purpose G.O. Unlimited Bonds,
5.00%, 9/1/15	3,000	3,237
5.00%, 9/1/16	7,435	8,330
California State Various Purpose G.O. Unlimited Refunding Bonds,
4.00%, 2/1/16	10,500	11,294
California Statewide Communities Development Authority Student Housing Revenue Bonds, UCI East Apartments Irvine LLC, Prerefunded,
5.63%, 5/15/15	4,000	4,295
Contra Costa Transportation Authority Sales Tax Revenue Refunding Bonds,
0.48%, Mandatory Put 12/15/15	10,500	10,458

FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 54.5% continued
California - 5.3% continued
Los Angeles Solid Waste Resource Revenue Bonds, Series A,
5.00%, 2/1/16	$700	$767
Los Angeles Solid Waste Resource Revenue Refunding Bonds, Series B,
5.00%, 2/1/16	10,000	10,960
Los Angeles Unified School District G.O. Unlimited Bonds, Series I,
5.00%, 7/1/14	3,000	3,072
Los Angeles Wastewater System Revenue Refunding Bonds, Series A (NATL-RE Insured), Prerefunded,
5.00%, 6/1/15	5,500	5,869
Metropolitan Water District of Southern California Revenue Refunding Bonds, Series A2,
0.19%, Mandatory Put 5/1/15	8,850	8,841
Metropolitan Water District of Southern California Revenue Refunding Bonds, Series C,
4.00%, 10/1/15	3,000	3,199
Sacramento Municipal Utility District Electricity Revenue Bonds, Series U (AGM Insured),
3.38%, 8/15/15	5,000	5,243
San Francisco City & County Public Utilities Commission Revenue Refunding Bonds, Series A,
3.00%, 10/1/15	3,000	3,143
4.00%, 10/1/15	2,000	2,130
San Francisco City & County Road Repaving & Street Safety G.O. Unlimited Bonds, Series C,
5.00%, 6/15/15	2,000	2,139
State of California G.O. Bonds, Series D,
0.82%, 12/1/17	5,000	5,010
University of California General Revenue Bonds, Series AF,
5.00%, 5/15/15	10,000	10,657

		139,996

Colorado - 1.1%
Colorado State Board of Governors University Enterprise System Revenue Refunding Bonds, Series A (State Higher Education Intercept Program),
3.00%, 3/1/16	1,100	1,158
Denver City & County G.O. Unlimited Refunding Bonds, Series A, Better Denver,
5.00%, 8/1/15	6,780	7,288
5.00%, 8/1/16	15,000	16,742
Platte River Power Authority Revenue Bonds, Series II,
4.00%, 6/1/14	4,000	4,064

		29,252

Connecticut - 1.6%
Connecticut State Development Authority PCR Bonds, Series A (AMT), Connecticut Light & Power Project,
1.55%, Mandatory Put 4/1/15	13,815	13,973
Connecticut State G.O. Unlimited Bonds, Series A, GAAP Conversion,
4.00%, 10/15/16	2,640	2,890
Connecticut State G.O. Unlimited Bonds, Series A, Sifma Index,
0.27%, 3/1/16	1,000	996
0.46%, 3/1/18	1,000	993
Connecticut State G.O. Unlimited Bonds, Series C (NATL Insured),
5.00%, 4/1/14	925	936
Connecticut State G.O. Unlimited Bonds, Series D, Sifma Index,
0.92%, 8/15/18	1,500	1,504
Connecticut State G.O. Unlimited Refunding Bonds,
5.00%, 3/15/15	4,000	4,231
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series A-4, Yale University,
5.00%, Mandatory Put 2/12/15	6,810	7,168
Connecticut State Special Tax Obligation Transportation Revenue Refunding Bonds, Series B,
5.00%, 12/1/14	2,760	2,882
Connecticut State Variable G.O. Unlimited Bonds, Series D,
0.33%, 9/15/15	4,000	4,003
University of Connecticut Revenue Bonds, Series A,
4.00%, 8/15/15	2,000	2,120

		41,696

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 54.5% continued
Delaware - 0.1%
University of Delaware Variable Revenue Bonds, Series C,
0.70%, Mandatory Put 5/1/16	$2,000	$1,998

District of Columbia - 0.8%
District of Columbia Income Tax Secured Revenue Refunding Bonds, Series E,
0.64%, 12/1/15	16,775	16,838
Metropolitan Washington D.C. Airports Authority System Revenue Refunding Bonds, Series A (AMT) (AMBAC Insured),
5.00%, 10/1/14	3,500	3,622

		20,460

Florida - 4.0%
Citizens Property Insurance Corp. Adjustable Personal & Commercial Lines Revenue Bonds, Series S,
1.29%, 6/1/15	20,000	20,159
Citizens Property Insurance Corp. High Risk Revenue Bonds, Series A1, Senior Secured,
5.50%, 6/1/14	1,000	1,022
5.00%, 6/1/15	18,000	19,119
5.00%, 6/1/16	2,000	2,196
Citizens Property Insurance Corp. Revenue Bonds, Series A-3, Floating Senior Secured Coastal Notes (AGM Insured),
1.69%, 6/1/14	5,000	5,024
City of Lakeland Energy System Revenue Variable Revenue Refunding Bonds,
0.79%, 10/1/17	1,000	1,002
Florida State Board of Education G.O. Unlimited Refunding Bonds, Series B (State Gtd.),
5.00%, 1/1/15	2,000	2,096
Florida State Board of Education Lottery Revenue Refunding Bonds, Series A,
5.00%, 7/1/14	7,000	7,170
Florida State Board of Governors University of Central Florida Parking Facility Revenue Refunding Bonds, Series A,
5.00%, 7/1/14	1,235	1,263
Florida State Board of Governors University System Improvement Revenue Refunding Bonds, Series A,
5.00%, 7/1/15	1,000	1,070
Florida State Board of Public Education G.O. Unlimited Refunding Bonds, Series A, Capital Outlay,
5.00%, 6/1/14	5,210	5,315
Florida State Board of Public Education G.O. Unlimited Refunding Bonds, Series C (State Gtd.),
5.00%, 6/1/14	4,000	4,081
Florida State Board of Public Education G.O. Unlimited Refunding Bonds, Series C, Capital Outlay,
5.00%, 6/1/15	4,880	5,206
Florida State Department of Environmental Protection Preservation Revenue Refunding Bonds, Series A, Florida Forever,
5.00%, 7/1/14	3,000	3,072
Florida State Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series A,
5.00%, 7/1/15	3,285	3,512
5.00%, 7/1/16	1,450	1,603
Hillsborough County Aviation Authority, Tampa International Airport Revenue Refunding Bonds, Subseries A (AMT),
4.00%, 10/1/15	2,000	2,118
Jacksonville Special Revenue Refunding Bonds, Series C,
5.00%, 10/1/15	1,000	1,080
Jea Electric System Revenue Bonds, Subseries B,
5.00%, 10/1/14	1,000	1,036
5.00%, 10/1/15	900	972
Jea St. Johns River Power Park System Revenue Refunding Bonds, Issue Two Series 25,
4.00%, 10/1/14	13,500	13,886
Okeechobee County Solid Waste Disposal Management Landfill Variable Revenue Bonds, Series A,
2.25%, Mandatory Put 7/1/16	1,250	1,264
Pasco County School District Sales TRB,
3.00%, 10/1/15	1,000	1,046
3.00%, 10/1/16	1,250	1,329

		105,641

Georgia - 1.2%
Albany Sales Tax G.O. Unlimited Bonds,
2.00%, 6/1/15	1,300	1,330

FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 54.5% continued
Georgia - 1.2% continued
Atlanta Water & Wastewater Revenue Refunding Bonds, Series B,
5.00%, 11/1/15	$3,000	$3,254
Columbia County School District G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 4/1/16	1,800	1,983
Floyd County Development Authority Revenue Bonds, Power Company Plant Hammond,
0.85%, Mandatory Put 11/19/15	3,400	3,402
Georgia State G.O. Unlimited Bonds, Series B,
5.00%, 10/1/14	4,000	4,145
Georgia State G.O. Unlimited Bonds, Series H,
5.00%, 12/1/16	6,000	6,779
Gwinnett County School District Sales Tax G.O. Unlimited Bonds, Series A,
4.00%, 10/1/14	6,500	6,687
Henry County School District G.O. Unlimited Bonds (State Aid Withholding),
2.00%, 12/1/14	1,000	1,017
Municipal Electric Authority of Georgia Revenue Bonds, Series A, Combined Cycle Project,
4.00%, 11/1/14	1,000	1,032
Private Colleges & Universities Authority Revenue Bonds, Series A, Emory University,
4.00%, 10/1/15	1,390	1,479

		31,108

Hawaii - 0.4%
Hawaii State Airports System Revenue Refunding Bonds (AMT),
5.00%, 7/1/14	1,335	1,367
Hawaii State G.O. Unlimited Refunding Bonds, Series EK,
5.00%, 8/1/16	1,000	1,114
Hawaii State Housing Finance & Development Corp. Multi Family Revenue Bonds, Series A, Halekauwila Place,
0.70%, 12/1/15	6,000	6,006
Maui County G.O. Unlimited Refunding Bonds,
3.00%, 6/1/14	1,400	1,416

		9,903

Idaho - 0.4%
Idaho Housing & Finance Association Unemployment Compensation Revenue Bonds,
4.00%, 8/15/14	10,000	10,235

Illinois - 0.2%
Chicago O’Hare International Airport Revenue Refunding Bonds, Series B (AMT), Passenger Facility Charge,
5.00%, 1/1/14	1,650	1,650
5.00%, 1/1/15	1,250	1,307
City of Evanston G.O. Refunding Bonds, Series B,
2.00%, 12/1/15	1,920	1,977
Illinois State Unemployment Insurance Fund Building Receipts Revenue Bonds, Series A,
5.00%, 6/15/14	1,500	1,533

		6,467

Iowa - 0.4%
Ankeny G.O. Unlimited Bond Anticipation Project Notes, Series C,
1.00%, 6/1/14	7,450	7,454
Des Moines Waterworks Revenue Refunding Bonds, Series B,
3.00%, 12/1/14	1,000	1,025
Johnston G.O. Unlimited Refunding Bonds, Series A,
4.00%, 6/1/15	1,225	1,289

		9,768

Kansas - 0.0%
Overland Park Internal Improvement G.O. Unlimited Bonds,
4.00%, 9/1/14	770	790

Kentucky - 0.2%
Danville City Water & Sewer Revenue Bonds, BANS,
2.00%, 8/1/16	2,000	2,056
Kentucky State Asset Liability Commission General Receipts Revenue Bonds, Series A, University Project Notes (AMBAC Insured),
5.00%, 10/1/15	2,215	2,393

		4,449

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 54.5% continued
Louisiana - 0.8%
Louisiana Offshore Terminal Authority Revenue Bonds, Series B-1A1, LOOP LLC Project,
1.38%, 10/1/16	$1,000	$1,008
Louisiana State G.O. Unlimited Refunding Bonds, Series C,
5.00%, 7/15/15	1,000	1,073
Louisiana State Gas & Fuels Tax Revenue Refunding Bonds, Series B2, Second Lien,
0.67%, Mandatory Put 5/1/18	20,000	19,796

		21,877

Maine - 0.1%
South Portland G.O. Unlimited Bonds,
4.00%, 7/15/14	1,500	1,530

Maryland - 2.7%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series C, (The) Johns Hopkins Health System,
0.94%, 11/15/17	5,000	5,018
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series D, (The) Johns Hopkins Health System,
0.94%, 11/15/17	5,000	5,018
Maryland State & Local Facilities Loan G.O. Unlimited Bonds, First Series A,
3.00%, 3/15/15	1,000	1,034
Maryland State & Local Facilities Loan of 2013 G.O. Unlimited Bonds, First Series,
5.00%, 3/1/16	4,000	4,397
Maryland State Department of Transportation Revenue Bonds,
4.00%, 2/15/16	4,855	5,225
Maryland State Health & Higher Educational Facilities Authority Variable Revenue Bonds, Series A, Johns Hopkins Health System,
0.71%, Mandatory Put 5/15/18	15,100	15,037
Maryland State Health & Higher Educational Facilities Authority Variable Revenue Bonds, Series B, Johns Hopkins Health System,
0.69%, Mandatory Put 5/15/18	11,000	10,945
Maryland State Housing & Community Development Administration Department Variable Revenue Bonds, Series B,
0.99%, Mandatory Put 3/1/16	1,100	1,108
Montgomery County G.O. Unlimited Bonds, Series A,
5.00%, 7/1/14	1,800	1,844
5.00%, 11/1/16	12,000	13,518
Prince Georges County Consolidated Public Improvement G.O. Limited Bonds, Series A,
5.00%, 9/15/14	2,935	3,035
Prince Georges County Consolidated Public Improvement G.O. Limited Refunding Bonds, Series B,
5.00%, 9/15/14	2,800	2,896
University System of Maryland Auxiliary Facility & Tuition Revenue Refunding Bonds, Series A,
3.00%, 4/1/14	3,400	3,424

		72,499

Massachusetts - 2.8%
Boston G.O. Unlimited Refunding Bonds, Series C,
5.00%, 8/1/14	1,050	1,080
Cambridge Municipal Purpose Loan G.O. Limited Bonds,
2.00%, 2/15/15	3,175	3,241
Massachusetts Development Finance Agency Revenue Bonds, Series P, TUFTS University,
3.00%, Mandatory Put 2/16/16	1,000	1,052
Massachusetts Health & Educational Facilities Authority Revenue Bonds, Series A, University of Massachusetts,
0.70%, 4/1/16	7,500	7,478
Massachusetts Housing Development Finance Agency Revenue Bonds, Colonial Estates,
0.95%, 3/1/16	9,900	9,908
Massachusetts Housing Finance Agency Revenue Bonds, Series E,
0.95%, 6/1/16	4,500	4,493
Massachusetts State Development Finance Agency Variable Revenue Bonds, Series U-1, Boston University,
0.62%, Mandatory Put 3/30/17	8,000	7,982
Massachusetts State Development Finance Agency Variable Revenue Bonds, Series U-6E, Boston University,
0.59%, Mandatory Put 9/30/16	5,000	4,986

FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 54.5% continued
Massachusetts - 2.8% continued
Massachusetts State Federal Highway Revenue Bonds, Accelerated GANS, Series A,
4.00%, 6/15/16	$1,000	$1,086
Massachusetts State G.O. Limited Refunding Bonds, Series A, Sifma Index,
0.23%, 2/1/15	7,000	7,008
Massachusetts State G.O. Unlimited Bonds, Series A,
5.00%, 12/1/16(3)	6,000	6,765
Massachusetts State Housing Finance Agency Revenue Bonds, Series C, Construction Loan Notes,
0.95%, 12/1/15	5,000	5,016
Massachusetts State Housing Finance Agency Revenue Bonds, Series F, Construction Loan Notes (G.O. of Agency Insured),
0.65%, 12/1/14	3,500	3,502
Massachusetts State School Building Authority Sales Tax Revenue Bonds, Series A (NATL-RE Insured), Prerefunded,
5.00%, 8/15/15	2,325	2,502
Nantucket G.O. Limited Refunding Bonds,
2.00%, 10/1/15	1,035	1,066
Springfield State Qualified Municipal Purpose Loan G.O. Limited Bonds (AGM Insured State Aid Withholding),
5.75%, 8/1/14	1,025	1,058
University of Massachusetts Building Authority Revenue Refunding Bonds, Senior Series 2 (AMBAC Insured),
4.00%, 11/1/15	5,000	5,319

		73,542

Michigan - 1.2%
Michigan State Finance Authority Revenue Bonds, Series A, Unemployment Obligation Assessment,
5.00%, 7/1/14	10,000	10,241
Michigan State Finance Authority Revenue Refunding Bonds, Clean Water Subordinate State Revolving Fund,
5.00%, 10/1/15	1,650	1,785
Michigan State Finance Authority Revenue Refunding Bonds, Drinking Water Subordinate State Revolving Fund,
5.00%, 10/1/15	2,275	2,460
Michigan State G.O. Unlimited Refunding Bonds,
5.50%, 12/1/15	1,075	1,180
Michigan State Hospital Finance Authority Variable Revenue Bonds, Ascension Health Care Group,
0.90%, Mandatory Put 3/16/15	3,815	3,823
Saline Area Schools Variable G.O. Unlimited Refunding Bonds (Q-SBLF Insured),
0.59%, Mandatory Put 11/2/15	12,900	12,883

		32,372

Minnesota - 0.8%
Chaska Independent School District No. 112 G.O. Unlimited Refunding Bonds, Series A (School District Credit Program),
2.00%, 2/1/15	1,595	1,625
Minnesota State G.O. Unlimited Bonds, Prerefunded,
5.00%, 11/1/16	7,000	7,877
Minnesota State Trunk Highway G.O. Unlimited Bonds, Series B,
5.00%, 8/1/14	5,500	5,655
Monticello Independent School District No. 882 School Building G.O. Unlimited Refunding Bonds, Series B (School District Credit Program),
2.00%, 2/1/14	1,730	1,733
Ramsey County Capital Improvement G.O. Unlimited Refunding Bonds, Series B,
4.00%, 2/1/14	3,000	3,010

		19,900

Municipal States Pooled Securities - 0.4%
BB&T Municipal Trust Variable Revenue Bonds, Series B, Sifma Index (Rabobank Nederland LOC),
0.91%, 8/1/14(1) (2)	1,062	1,061
BB&T Municipal Trust Variable Revenue Bonds, Series C (Rabobank Nederland LOC),
0.54%, 12/1/15	10,000	9,993

		11,054

Nebraska - 0.3%
Nebraska State Public Power District General Revenue Bonds, Series B-1 (NATL Insured),
5.00%, 1/1/14	2,500	2,500

NORTHERN FUNDS QUARTERLY REPORT    9    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 54.5% continued
Nebraska - 0.3% continued
Washington County Wastewater Solid Waste Disposal Facilities Variable Revenue Refunding Bonds (AMT), Cargill, Inc. Projects,
1.38%, Mandatory Put 9/1/15	$5,830	$5,858

		8,358

Nevada - 1.2%
Clark County Airport System Revenue Bonds, Series C1 (AMT), Junior Sub Lien,
2.50%, 7/1/15	7,750	7,956
Clark County Highway Improvement Motor Vehicle Fuel Tax Revenue Refunding Bonds,
5.00%, 7/1/14	3,000	3,071
Clark County School District G.O. Limited Refunding Bonds, Series A (AMBAC Insured),
4.00%, 6/15/16	7,200	7,795
Nevada Special Revenue Bonds, Unemployment Compensation Fund,
5.00%, 6/1/16	6,500	7,196
Washoe County School Building District G.O. Limited Refunding Bonds, Series A (NATL-RE Insured), Prerefunded,
5.00%, 6/1/15	5,355	5,713

		31,731

New Hampshire - 0.1%
New Hampshire State G.O. Unlimited Refunding Bonds, Series B,
4.00%, 6/1/14	1,500	1,524

New Jersey - 3.2%
Monmouth County Improvement Authority Revenue Refunding Bonds, Government Pooled Loan (County & Municipal Government Gtd.),
4.00%, 12/1/14	1,000	1,035
New Jersey Building Authority Revenue Refunding Bonds, Series A,
5.00%, 6/15/16	3,000	3,317
New Jersey Environmental Infrastructure Trust Revenue Bonds,
3.00%, 9/1/14	1,000	1,019
New Jersey State EDA Revenue Bonds, Series O, School Facilities Construction, Prerefunded,
5.13%, 3/1/15	24,455	25,836
5.25%, 3/1/15	11,240	11,891
New Jersey State EDA School Facilities Construction Revenue Notes, Series G, Sifma Index,
0.62%, 2/1/15	3,000	3,002
New Jersey State Educational Facilities Authority Revenue Bonds, Series B, Princeton University,
5.00%, 7/1/14	4,000	4,097
New Jersey State Housing & Mortgage Finance Agency Revenue Bonds, Series 4 (AMT),
0.90%, 5/1/15	15,645	15,649
New Jersey State Transportation Program Trust Fund Authority Revenue Bonds, Series AA,
4.00%, 6/15/14	3,000	3,052
4.00%, 6/15/15	6,000	6,320
New Jersey State Transportation System Trust Fund Authority Revenue Bonds, Series A,
4.00%, 12/15/15	1,550	1,658
5.00%, 12/15/15	1,435	1,563
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series B,
5.00%, 6/15/14	2,000	2,044
New Jersey State Turnpike Authority Revenue Bonds, Series D,
0.72%, Mandatory Put 1/1/18	3,200	3,190
Newark G.O. Unlimited Qualified General Improvement Refunding Bonds, Series A (State Aid Withholding),
4.00%, 7/15/14	1,905	1,942

		85,615

New York - 6.7%
Erie County Industrial Development Agency School Facility Revenue Bonds, City School District Buffalo Project (AGM Insured State Aid Withholding), Escrowed to Maturity,
5.00%, 5/1/14	1,185	1,204
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Subseries B-2,
3.00%, 11/1/14	2,000	2,046
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Refunding Bonds, Series A,
4.00%, 11/15/14	1,500	1,549

FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 54.5% continued
New York - 6.7% continued
Metropolitan Transportation Authority Revenue Bonds, Series B,
3.00%, 11/15/14	$1,250	$1,280
Metropolitan Transportation Authority Revenue Bonds, Series B-1,
5.00%, 11/15/14	3,210	3,344
Metropolitan Transportation Authority Revenue Refunding Bonds, Series F,
5.00%, 11/15/14	24,000	25,001
Metropolitan Transportation Authority Revenue Refunding Bonds, Subseries G-4,
0.95%, 11/1/17	7,000	7,048
New York City G.O. Unlimited Bonds, Series E,
5.00%, 8/1/16	1,220	1,358
New York City G.O. Unlimited Bonds, Series B,
3.00%, 8/1/15	2,000	2,084
New York City G.O. Unlimited Bonds, Series H,
2.00%, 8/1/15	2,500	2,566
New York City G.O. Unlimited Refunding Bonds, Series B,
4.00%, 8/1/16	7,000	7,610
New York City Housing Development Corp. MF Housing Revenue Bonds, Series E-1-A,
0.75%, 11/1/16	2,000	1,988
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries E,
5.00%, 11/1/14	14,865	15,468
New York City Trust for Cultural Resources Revenue Bonds, Julliard School,
2.10%, Mandatory Put 7/1/15	3,500	3,582
New York Fiscal 2008 G.O. Unlimited Bonds, Series A-1,
5.00%, 8/1/15	3,000	3,222
New York State Dormitory Authority Personal Income TRB, Series B,
5.00%, 3/15/15	6,000	6,351
New York State Dormitory Authority Personal Income TRB, Series D,
5.00%, 6/15/16	8,000	8,885
New York State Dormitory Authority Supported Debt Revenue Bonds, Series A, State University Dormitory Facilities,
4.00%, 7/1/15	1,700	1,794
New York State G.O. Unlimited Bonds, Series A,
5.00%, 3/1/16	10,000	11,013
New York State Housing Finance Agency Affordable Housing Revenue Bonds, Series 4,
1.20%, 11/1/14	2,040	2,053
New York State Mortgage Agency Homeowner Revenue Bonds, Series 164,
1.00%, 4/1/14	1,960	1,963
New York State Thruway Authority General Revenue Bonds, Second Series B (NATL Insured),
5.00%, 4/1/16	10,095	10,908
New York State Thruway Authority Local Highway & Bridge Revenue Bonds, Series A,
4.00%, 4/1/14	2,500	2,524
Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 167 (AMT) (G.O. of Authority Insured),
5.00%, 9/15/14	4,000	4,135
Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 169 (AMT) (G.O. of Authority Insured),
5.00%, 10/15/14	10,000	10,376
Suffolk County Water Authority Revenue BANS, Series A,
4.00%, 1/15/16	11,500	12,326
Suffolk County Water Authority Revenue BANS, Series B,
3.00%, 1/15/15	10,000	10,282
Suffolk County Water Authority Variable Revenue BANS, Series B,
0.44%, 4/1/14	11,350	11,355
Triborough Bridge & Tunnel Authority Variable Revenue Refunding Bonds, General Subseries B-4,
0.63%, 1/3/17(3)	3,000	3,000

		176,315

North Carolina - 2.2%
Charlotte COPS, Series A,
5.00%, 12/1/14	3,000	3,130
Charlotte G.O. Unlimited Refunding Bonds, Series B,
5.00%, 7/1/15	2,225	2,384

NORTHERN FUNDS QUARTERLY REPORT    11    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 54.5% continued
North Carolina - 2.2% continued
Mecklenburg County COPS, Series A,
0.42%, Mandatory Put 2/1/16	$10,000	$9,935
Mecklenburg County Public Improvement G.O. Unlimited Bonds, Series A,
5.00%, 10/1/14	3,500	3,627
North Carolina State Capital Improvement Obligation Revenue Bonds, Series C,
5.00%, 5/1/14	5,000	5,081
North Carolina State G.O. Unlimited Refunding Bonds, Series C,
3.50%, 5/1/15	4,000	4,174
North Carolina State G.O. Unlimited Refunding Bonds, Series D,
3.00%, 6/1/15	2,575	2,676
North Carolina State G.O. Unlimited Refunding Bonds, Series E,
5.00%, 5/1/15	16,075	17,097
North Carolina State Limited Obligation Revenue Bonds Series A,
5.00%, 5/1/15	6,000	6,379
North Carolina State University at Raleigh General Revenue Refunding Bonds,
3.00%, 10/1/14	1,500	1,532
Wake County Public Improvement Non Ace G.O. Unlimited Bonds,
4.00%, 3/1/14	1,000	1,006
Winston Salem Limited Obligation Revenue Bonds, Series A (County Gtd.),
4.00%, 3/1/15	1,500	1,566

		58,587

Ohio - 3.4%
Columbus City G.O. Unlimited Bonds, Series A,
3.00%, 2/15/15	17,000	17,533
Columbus City G.O. Unlimited Refunding Bonds, Series 2012-3,
4.00%, 8/15/15	8,485	8,998
Columbus City G.O. Unlimited Refunding Bonds, Series A,
5.00%, 2/15/16	12,915	14,166
Franklin County Various Purpose G.O. Limited Tax Bonds,
3.00%, 12/1/15	1,500	1,575
Ohio State Higher Educational Facility Commission Revenue Bonds, Series A-2, Cleveland Clinic Health System Obligation,
0.51%, 1/1/18	2,000	1,998
Ohio State Housing Finance Agency Revenue Notes, Maple Park Place Apartments Project,
0.60%, 12/1/14	2,600	2,605
Ohio State Infrastructure Improvement G.O. Unlimited Refunding Bonds, Series B,
5.00%, 8/1/14	2,500	2,570
Ohio State Water Development Authority PCR Bonds, Series 2012, Various Loan Fund Notes,
0.44%, Mandatory Put 7/15/15	5,500	5,500
Ohio State Water Development Authority Solid Waste Disposal Variable Revenue Bonds, Waste Management Project,
2.25%, Mandatory Put 7/1/16	1,500	1,517
Ohio State Water Quality Development Authority PCR Bonds, Series F, Prerefunded,
5.00%, 6/1/15	1,000	1,066
Ohio Water Development Authority Water PCR revenue Bonds,
0.44%, 7/15/16	31,000	31,001

		88,529

Oklahoma - 0.1%
Oklahoma City G.O. Unlimited Refunding Bonds,
4.00%, 3/1/14	3,000	3,020
Oklahoma County Independent School District No. 12 Edmond Combined Purpose G.O. Unlimited Bonds,
2.50%, 3/1/15	700	717

		3,737

Oregon - 0.6%
Metro G.O. Limited Refunding Bonds, Series B,
4.00%, 6/1/14	5,500	5,588
Port of Portland International Airport Revenue Refunding Bonds, Series B (AMT),
5.00%, 7/1/15	1,550	1,655

FIXED INCOME FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 54.5% continued
Oregon - 0.6% continued
Portland G.O. Limited Tax Revenue Refunding Bonds, Series B, Police Training,
3.00%, 6/1/14	$3,000	$3,035
Portland G.O. Limited TRB, Milwaukie,
3.00%, 9/1/14	1,000	1,019
4.00%, 9/1/15	1,350	1,432
Portland G.O. Unlimited Bonds, Series A, Public Safety Project,
4.00%, 6/1/14	1,485	1,509
Tri-County Metropolitan Transportation District Revenue Bonds, Series A,
3.00%, 9/1/14	1,190	1,212

		15,450

Pennsylvania - 1.6%
Pennsylvania State Economic Development Financing Authority Solid Waste Disposal Revenue Bonds, Series A, Waste Management Project,
3.70%, Mandatory Put 5/1/15	1,500	1,544
Pennsylvania State Economic Development Financing Authority Solid Waste Disposal Revenue Bonds, Waste Management Project,
1.75%, Mandatory Put 12/1/15	3,000	3,015
Pennsylvania State Economic Development Financing Authority Unemployment Compensation Revenue Bonds, Series A,
5.00%, 7/1/15	4,000	4,284
Pennsylvania State G.O. Unlimited Bonds, Second Series,
5.00%, 1/1/15	1,890	1,980
5.00%, 10/15/16	4,000	4,492
Pennsylvania State G.O. Unlimited Bonds, Third Series (AGM Insured),
5.00%, 9/1/14	10,000	10,322
Pennsylvania State G.O. Unlimited Refunding & Projects Bonds, First Series (NATL-RE Insured),
5.25%, 2/1/14	3,000	3,013
Pennsylvania State G.O. Unlimited Refunding Bonds, First Series,
5.00%, 7/1/14	1,700	1,741
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, First Series, Temple University,
3.00%, 4/1/14	1,000	1,007
Pennsylvania State Housing Finance Agency SFM Revenue Bonds, Series 114A (AMT),
0.80%, 4/1/14	750	751
1.05%, 4/1/15	625	626
Pennsylvania Turnpike Commission Variable Revenue Bonds, Series B,
0.44%, 12/1/15	6,000	6,011
Philadelphia G.O. Unlimited Bonds, Series A,
5.00%, 7/15/15	2,070	2,209
5.00%, 7/15/16	1,000	1,103
State Public School Building Authority Lease Revenue Bonds, School District of Philadelphia Project (State Intercept Program),
5.00%, 4/1/15	1,000	1,056

		43,154

South Carolina - 0.2%
Lexington & Richland School District No. 5 G.O. Unlimited Bonds, Series B (SCSDE Insured),
4.00%, 3/1/14	1,015	1,021
4.00%, 3/1/15	3,555	3,709

		4,730

Tennessee - 0.5%
Knox County G.O. Unlimited Bonds,
4.00%, 4/1/14	5,500	5,553
Knoxville G.O. Unlimited Bonds,
2.00%, 5/1/14	2,000	2,012
4.00%, 5/1/15	3,245	3,407
Rutherford County G.O. Unlimited Bonds,
3.00%, 4/1/14	2,315	2,331

		13,303

Texas - 4.6%
Austin Public Property Finance Contractual G.O. Limited Bonds,
3.00%, 5/1/15	1,845	1,913
City of San Antonio Water System Revenue Refunding Bonds,
0.72%, 11/1/16	7,500	7,499
Dallas County G.O. Limited Tax Notes,
3.00%, 2/15/16	4,000	4,203

NORTHERN FUNDS QUARTERLY REPORT    13    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 54.5% continued
Texas - 4.6% continued
Dallas G.O. Limited Refunding Bonds, Series C, Prerefunded, Escrowed to Maturity,
4.00%, 2/15/15	$10	$10
Dallas G.O. Limited Refunding Bonds, Series C, Unrefunded Balance,
4.00%, 2/15/15	2,875	2,996
Fort Bend Independent School District G.O. Unlimited Refunding Bonds,
3.50%, 2/15/15	1,000	1,036
Harris County G.O. Limited Refunding Bonds, Series A,
4.00%, 10/1/14	4,500	4,629
Houston Higher Education Finance Corp. Variable Revenue Refunding Bonds, Series B, Rice University,
0.57%, Mandatory Put 11/16/17	38,500	38,453
Houston Independent School District House G.O. Limited Tax Bonds, Series B (PSF-Gtd.),
1.50%, Mandatory Put 6/1/15	10,000	10,136
Houston Independent School District Variable G.O. Limited Tax Refunding Bonds (PSF-Gtd.),
0.88%, Mandatory Put 6/1/16	16,100	16,153
Houston Utility System Revenue Refunding Bond, Series A, Sifma Index,
0.59%, Mandatory Put 6/1/15	2,000	1,998
Lubbock G.O. Limited Refunding Bonds (NATL-RE Insured),
4.00%, 2/15/15	4,470	4,655
Midlothian Independent School District G.O. Unlimited Bonds, Series B (PSF-Gtd.), Prerefunded,
2.25%, Mandatory Put 8/1/14	4,300	4,350
North Texas State Municipal Water District Upper Efork Waste Water Intercept Revenue Refunding & Improvement Bonds,
3.00%, 6/1/15	2,000	2,076
Plano Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
5.00%, 2/15/15	5,000	5,269
5.00%, 2/15/15	2,190	2,308
Sam Rayburn Municipal Power Agency Revenue Refunding Bonds,
5.00%, 10/1/14	1,000	1,032
San Antonio Electric & Gas System Variable Revenue Refunding Bonds, Series B, Junior Lien,
2.00%, Mandatory Put 12/1/15	1,500	1,539
San Antonio General Improvement G.O. Limited Refunding Bonds,
5.00%, 2/1/16	2,600	2,848
San Antonio General Improvement G.O. Limited Bonds,
4.00%, 2/1/15	2,000	2,082
Texas State Highway Improvement G.O. Unlimited Bonds, Series B,
5.00%, 4/1/16	1,500	1,653
University of Texas Financing System Revenue Refunding Bonds, Series A,
4.00%, 8/15/14	4,500	4,609

		121,447

Utah - 0.5%
Davis County School District G.O. Unlimited Refunding Bonds, Series C (School Board Guaranty Insured),
4.00%, 6/1/15	6,965	7,320
Intermountain Power Agency Power Supply Revenue Refunding Bonds, Subseries A,
3.00%, 7/1/15	4,000	4,162
Utah State G.O. Unlimited Refunding Bonds, Series A,
5.00%, 7/1/14	1,000	1,024

		12,506

Virginia - 2.1%
Charles City & County IDA Solid Waste Disposal Facility Adjustable Revenue Bonds (AMT), Waste Management, Inc. Project,
1.88%, Mandatory Put 4/1/15	750	753
Fairfax County Public Improvement G.O. Unlimited Bonds, Series A, (State Aid Withholding),
3.00%, 10/1/14	9,270	9,467
Loudoun County Public Improvement G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.00%, 12/1/14	2,000	2,088
Norfolk Capital Improvement G.O. Unlimited Bonds, Series C,
5.00%, 4/1/16	1,405	1,547

FIXED INCOME FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 54.5% continued
Virginia - 2.1% continued
Tobacco Settlement Financing Corp. Asset-Backed Revenue Bonds, Prerefunded,
5.63%, 6/1/15	$2,550	$2,740
Virginia State College Building Authority Educational Facilities Revenue Bonds, Series 2, Public Higher Educational Financing Authority (State Intercept Program),
5.00%, 9/1/15	3,105	3,346
Virginia State College Building Authority Educational Facilities Revenue Bonds, Series A, 21st Century College & Equipment,
5.00%, 2/1/15	7,000	7,361
Virginia State College Building Authority Educational Facilities Revenue Refunding Bonds, Series B, Public Higher Educational Financing Program (State Intercept Program),
5.00%, 9/1/15	1,000	1,078
Virginia State Commonwealth Transportation Board Revenue Bonds, Capital Projects,
4.00%, 5/15/14	5,000	5,072
Virginia State Commonwealth Transportation Board Revenue Refunding Bonds, Contract Route 28 Project,
3.00%, 4/1/14	1,500	1,511
Virginia State Housing Development Authority Commonwealth Mortgage Revenue Bonds, Subseries A-2 (AMT) (G.O. of Authority Insured),
4.30%, 4/1/15	4,000	4,031
4.40%, 4/1/16	3,200	3,261
Virginia State Public School Authority Revenue Bonds,
5.00%, 4/15/15	8,035	8,525
Virginia State Public School Authority Revenue Refunding Bonds, Series B, School Financing 1997 Resolution,
5.25%, 8/1/14	1,000	1,030
Virginia State Public School Authority Special Obligation Prince William Revenue Bonds (State Aid Withholding),
5.00%, 7/15/15	3,285	3,525

		55,335

Washington - 1.6%
Pierce County School District No. 10 Tacoma G.O. Unlimited BANS,
2.00%, 12/1/14	20,000	20,312
Port of Seattle Intermediate Revenue Refunding Bonds, Series B (AMT),
3.00%, 8/1/14	1,000	1,016
Tacoma Electric System Revenue Refunding Bonds, Series A,
5.00%, 1/1/16	1,750	1,905
Washington State G.O. Unlimited Bonds, Series E,
5.00%, 2/1/15	5,320	5,596
5.00%, 2/1/16	5,000	5,475
Washington State Motor Vehicle Fuel Tax G.O. Unlimited Bonds, Series B (AGM Insured), Prerefunded,
5.00%, 7/1/15	5,010	5,364
Washington State Motor Vehicle Fuel Tax G.O. Unlimited Refunding Bonds,
5.00%, 7/1/15	2,500	2,677

		42,345

West Virginia - 0.0%
Marshall County Board of Education Public School G.O. Unlimited Bonds (NATL-RE Insured),
4.50%, 5/1/15	1,000	1,054

Wisconsin - 0.4%
Madison G.O. Unlimited Promissory Notes, Series A,
5.00%, 10/1/14	4,300	4,455
Northeast Wisconsin Technical College District G.O. Unlimited Promissory Notes, Series B,
2.00%, 4/1/15	1,100	1,123
Wisconsin State G.O. Unlimited Bonds, Series C, Prerefunded,
5.00%, 5/1/14	4,790	4,867

		10,445

Wyoming - 0.1%
Wyoming State Community Development Authority Housing Revenue Bonds, Series 1 (AMT),
4.40%, 12/1/15	1,585	1,647

Total Municipal Bonds (Cost $1,434,253)		1,436,613

NORTHERN FUNDS QUARTERLY REPORT    15    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 2.9%
Northern Institutional Funds - Tax-Exempt Portfolio, 0.01%(4) (5)	77,123,770	$77,124

Total Investment Companies (Cost $77,124)		77,124

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 7.3%
Burke County Development Authority PCR VRDB, Fifth Series, Plant Vogtle Project,
2.30%, 4/1/14	$1,000	$1,004
Burke County Development Authority PCR VRDB, Fourth Series, Georgia Power Co. Plant Vogtle Project,
1.20%, 4/1/14	2,000	2,003
California State Municipal Finance Authority Solid Waste Disposal Variable Revenue VRDB, Series A, Waste Management, Inc. Project,
2.00%, 9/2/14	1,000	1,008
California State Pollution Control Finance Authority Solid Waste Disposal Revenue Refunding VRDB, Series A, (AMT) Republic Services,
0.70%, 2/3/14	8,000	8,000
California State Pollution Control Finance Authority Solid Waste Disposal Revenue Refunding VRDB, Series B, Republic Services,
0.45%, 2/3/14(1) (2)	2,490	2,490
Connecticut State G.O. Unlimited Variable Refunding Bonds, Series A-1, Economic Recovery,
0.42%, 1/27/14	12,000	12,000
Grand Parkway Transportation Corp. System Toll Revenue VRDB, Series C, Sub Tier Toll,
2.00%, 2/15/14	26,500	26,551
Houston Independent School District Variable G.O. Limited Tax Refunding VRDB (PSF-Gtd.),
2.00%, 6/1/14	5,000	5,037
Illinois State Finance Authority Adjustable Revenue VRDB, Subseries A, Northwestern University,
0.37%, 3/3/14	2,900	2,901
Illinois State Finance Authority Adjustable Revenue VRDB, Subseries B, Northwestern University,
1.75%, 3/3/14	7,935	7,956
Illinois State Finance Authority Adjustable Revenue VRDB, Subseries C, Northwestern University,
0.37%, 3/3/14	6,950	6,952
Indiana Development Finance Authority Revenue Bonds, Series A, (AMT) PSI Energy Inc. Projects,
0.34%, 1/27/14	12,600	12,600
Indiana State Finance Authority Economic Development Revenue VRDB (AMT), Republic Services, Inc. Project,
0.62%, 3/3/14	1,500	1,500
Indiana State Health Facility Financing Authority Revenue VRDB, Series A1, Ascension Health Care Group,
1.50%, 8/1/14	5,250	5,284
Indiana State Health Facility Financing Authority Revenue VRDB, Series A6, Ascension Health Sub Credit Group,
5.00%, 6/1/14	5,600	5,709
Kentucky State Economic Development Finance Authority Solid Waste Disposal Revenue Refunding VRDB, Series B, Republic Services, Inc. Project,
0.52%, 3/3/14	2,000	2,000
Louisa IDA PCR VRDB, Series C, Virginia Electric & Power Co. Project,
1.50%, 12/1/14	2,000	2,010
Lowell Limited Obligation Industrial Revenue Variable Revenue Bonds (AMT), Litehouse, Inc. Project (Fifth Third Bank LOC),
0.44%, 1/27/14	1,035	1,035
Metropolitan Atlanta Rapid Transit Authority Sales Tax Variable Revenue Bonds, Series A,
0.29%, 9/1/14	26,100	26,099
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Refunding Bonds, Subseries B-3A,
0.27%, 11/1/14	3,600	3,596
Michigan State Hospital Finance Authority Revenue Refunding VRDB, Series F-3, Ascension Health,
2.63%, 6/30/14	2,100	2,123
Mission Economic Development Corp. Solid Waste Disposal Variable Revenue Refunding VRDB, Republic Services, Inc.,
0.45%, 4/1/14	4,000	4,000

FIXED INCOME FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 7.3% continued
Mississippi State Business Finance Corp. Solid Waste Disposal Revenue VRDB, Waste Management, Inc. Project,
2.25%, 11/3/14	$4,700	$4,758
New Jersey State EDA Solid Waste Disposal Facilities Revenue VRDB, Series A (AMT), Waste Management, Inc. Project,
5.30%, 6/1/14	3,500	3,562
New Jersey State Turnpike Authority Variable Revenue Bonds, Series B,
0.79%, 1/1/24(1) (2)	9,000	9,013
Pennsylvania State Economic Development Financing Authority Solid Waste Disposal Variable Revenue VRDB (AMT), Waste Management, Inc. Project,
2.63%, 7/1/14	2,970	2,998
Port of Port Arthur Navigation District Revenue Bonds, Series B, Motiva Enterprises LLC Project,
0.70%, 1/20/14	20,000	20,000
Port of Port Arthur Navigation District Revenue Bonds, Subseies A, Motiva Enterprises LLC Project,
0.70%, 1/20/14	5,000	5,000
Rockport PCR Refunding VRDB, Series A, Michigan Power Company Project,
6.25%, 6/2/14	2,200	2,248
Whiting Environmental Facilities Variable Revenue VRDB, BP Products N.A., Inc.,
2.80%, 6/2/14	3,540	3,572

Total Short-Term Investments (Cost $192,840)		193,009

Total Investments - 100.5% (Cost $2,639,967)		2,647,579

Liabilities less Other Assets - (0.5)%		(12,146)

NET ASSETS - 100.0%		$2,635,433

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At December 31, 2013, the value of these restricted illiquid securities amounted to approximately $22,579,000 or 0.9% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
ABN AMRO Bank N.V.,
1.04%, 10/28/16	10/23/13	$10,000

BB&T Municipal Trust Variable Revenue Bonds, Series B, Sifma Index (Rabobank Nederland LOC),
0.91%, 8/1/14	7/29/11	1,062

California State Pollution Control Financing Authority Refunding Variable Revenue Bonds, Republic Services,
0.45%, 8/1/24	10/31/13	2,490

New Jersey State Turnpike Authority Variable Revenue Bonds, Series B,
0.79%, 1/01/24	5/18/12-6/12/13	9,023

(3)	When-Issued Security.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(5)	At March 31, 2013, the value of the Fund’s investment in the Tax-Exempt Portfolio of the Northern Institutional Funds was approximately $31,014,000 with net purchases of approximately $46,110,000 during the nine months ended December 31, 2013.

At December 31, 2013, the credit quality distribution for the Tax-Advantaged Ultra-Short Fixed Income Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	18.1%
AA+	12.7
AA	9.4
AA-	10.4
A+	8.5
A	17.7
A-	4.5
BBB+	4.9
BBB	2.9
BBB-	0.8
A2 (Short Term)	1.4
U.S. Treasury	3.0
Not Rated	2.8
Cash Equivalents	2.9

Total	100.0%

*	Credit quality ratings are based on the available Moody’s, Standard & Poor’s, and/or Fitch ratings. When ratings from all three agencies are available, the median rating is used. When ratings are available from two of the agencies, the lower rating is used. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its

NORTHERN FUNDS QUARTERLY REPORT    17    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The Standard & Poor’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy, as of December 31, 2013:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities	$—	$40,711	(1)	$—	$40,711
Corporate Bonds	—	426,777	(1)	—	426,777
Foreign Issuer Bonds	—	393,578	(1)	—	393,578
U.S. Government Obligations	—	79,767		—	79,767
Municipal Bonds	—	1,436,613	(1)	—	1,436,613
Investment Companies	77,124	—		—	77,124
Short-Term Investments	—	193,009		—	193,009

Total Investments	$77,124	$2,570,455		$—	$2,647,579

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At December 31, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Federal Tax Information:

At December 31, 2013, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$2,639,967
Gross tax appreciation of investments	$8,735
Gross tax depreciation of investments	(1,123)

Net tax appreciation of investments	$7,612

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guarantee Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

BANS - Bond Anticipation Notes

COPS - Certificates of Participation

EDA - Economic Development Authority

FHLMC - Federal Home Loan Mortgage Corporation

G.O. - General Obligation

GANS - Government Anticipation Notes

Gtd. - Guaranteed

IDA - Industrial Development Authority

LOC - Letter of Credit

NATL-RE - National Public Finance Guarantee Corporation

PCR - Pollution Control Revenue

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

SCSDE - South Carolina School District Enhancement

SFM - Single Family Mortgage

TRB - Tax Revenue Bonds

VRDB - Variable Rate Demand Bonds

Percentages shown are based on Net Assets.

The interest rates represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security, or the next interest reset/ puttable date for floating and variable rate securities.

FIXED INCOME FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND	DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 11.6%
Auto Floor Plan - 0.6%
Ford Credit Floorplan Master Owner Trust, Series 2013-3, Class A1,
0.79%, 6/15/17	$2,400	$2,407
Ford Credit Floorplan Master Owner Trust, Series 2013-5, Class A2,
0.64%, 9/15/18	3,000	3,007
GE Dealer Floorplan Master Note Trust, Series 2011-1, Class A,
0.77%, 7/20/16	2,000	2,003
Mercedes-Benz Master Owner Trust, Series 2012-BA, Class A,
0.44%, 11/15/16(1)	1,250	1,250

		8,667

Automobile - 4.5%
Ally Auto Receivables Trust, Series 2012-5, Class A2,
0.45%, 7/15/15	909	909
Ally Auto Receivables Trust, Series 2012-SN1, Class A2,
0.51%, 12/22/14	678	678
Ally Auto Receivables Trust, Series 2013-1, Class A2,
0.46%, 10/15/15	2,007	2,008
Ally Auto Receivables Trust, Series 2013-2, Class A2A,
0.54%, 7/15/16	3,000	3,000
ARI Fleet Lease Trust, Series 2013-A, Class A2,
0.70%, 12/15/15(1)	3,000	3,000
CarMax Auto Owner Trust, Series 2013-1, Class A2,
0.42%, 3/15/16	952	952
CarMax Auto Owner Trust, Series 2013-3, Class A2,
0.59%, 8/15/16	4,600	4,607
Enterprise Fleet Financing LLC, Series 2013-1, Class A2,
0.68%, 9/20/18(1)	3,000	2,997
Enterprise Fleet Financing LLC, Series 2013-2, Class A2,
1.06%, 3/20/19(1)	3,000	3,005
Ford Credit Auto Lease Trust, Series 2013-A, Class A2,
0.46%, 5/15/15	3,969	3,967
Ford Credit Auto Lease Trust, Series 2013-B, Class A2A,
0.59%, 1/15/16	1,000	1,000
Ford Credit Auto Owner Trust, Series 2013-B, Class A2,
0.38%, 2/15/16	3,955	3,955
Ford Credit Auto Owner Trust, Series 2013-D, Class A2,
0.45%, 8/15/16	3,000	3,000
Harley-Davidson Motorcycle Trust, Series 2012-1, Class A2,
0.50%, 8/15/15	37	37
Honda Auto Receivables Owner Trust, Series 2012-2, Class A2,
0.56%, 11/17/14	52	52
Honda Auto Receivables Owner Trust, Series 2012-4, Class A2,
0.40%, 4/20/15	2,235	2,235
Hyundai Auto Lease Securitization Trust, Series 2013-A, Class A2,
0.51%, 9/15/15(1)	3,986	3,987
Hyundai Auto Lease Securitization Trust, Series 2013-B, Class A2,
0.75%, 3/15/16(1)	8,000	8,009
Hyundai Auto Receivables Trust, Series 2013-A, Class A2,
0.40%, 12/15/15	3,483	3,483
Hyundai Auto Receivables Trust, Series 2013-B, Class A2,
0.53%, 3/15/16	3,000	3,002
M&T Bank Auto Receivables Trust, Series 2013-1A, Class A2,
0.66%, 2/16/16(1)	2,250	2,252
Mercedes-Benz Auto Lease Trust, Series 2013-A, Class A2,
0.49%, 6/15/15	2,500	2,500
Mercedes-Benz Auto Lease Trust, Series 2013-B, Class A3,
0.62%, 7/15/16	3,000	2,998
Nissan Auto Receivables Owner Trust, Series 2013-A, Class A2,
0.37%, 9/15/15	1,878	1,878
Porsche Innovative Lease Owner Trust, Series 2012-1, Class A2,
0.44%, 2/23/15(1)	147	147
World Omni Auto Receivables Trust, Series 2012-A, Class A2,
0.52%, 6/15/15	303	304

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 11.6% continued
Automobile - 4.5% continued
World Omni Auto Receivables Trust, Series 2012-B, Class A2,
0.43%, 11/16/15	$1,528	$1,528

		65,490

Credit Card - 5.3%
American Express Credit Account Master Trust, Series 2012-5, Class A,
0.59%, 5/15/18	4,400	4,398
American Express Credit Account Master Trust, Series 2013-1, Class A,
0.59%, 2/16/21	3,000	3,007
Capital One Multi-Asset Execution Trust, Series 2013-A2, Class A2,
0.35%, 2/15/19	3,000	2,996
Capital One Multi-Asset Execution Trust, Series 2013-A3, Class A3,
0.96%, 9/16/19	3,500	3,483
Chase Issuance Trust, Series 2012-A3, Class A3,
0.79%, 6/15/17	2,000	2,007
Chase Issuance Trust, Series 2012-A5, Class A5,
0.59%, 8/15/17	2,000	2,000
Chase Issuance Trust, Series 2012-A8, Class A8,
0.54%, 10/16/17	5,000	4,993
Chase Issuance Trust, Series 2013-A3, Class A3,
0.45%, 4/15/20	9,000	8,967
Chase Issuance Trust, Series 2013-A6, Class A6,
0.59%, 7/15/20	5,000	5,002
Chase Issuance Trust, Series 2013-A8, Class A8,
1.01%, 10/15/18	2,000	1,998
Citibank Credit Card Issuance Trust, Series 2013-A3, Class A3,
1.11%, 7/23/18	5,000	5,018
Citibank Credit Card Issuance Trust, Series 2013-A6, Class A6,
1.32%, 9/7/18	10,000	10,068
Dryrock Issuance Trust, Series 2012-1, Class A,
0.32%, 8/15/17	4,500	4,497
First National Master Note Trust, Series 2013-2, Class A,
0.70%, 10/15/19	2,500	2,500
GE Capital Credit Card Master Note Trust, Series 2011-1, Class A,
0.72%, 1/15/17	1,500	1,500
GE Capital Credit Card Master Note Trust, Series 2012-4, Class A,
0.47%, 6/15/18	2,000	1,999
Golden Credit Card Trust, Series 2012-5A, Class A,
0.79%, 9/15/17(1)	3,000	3,002
Golden Credit Card Trust, Series 2013-1A, Class A,
0.42%, 2/15/18(1)	3,000	2,995
Master Credit Card Trust II, Series 2013-3A, Class A,
0.59%, 1/22/18(1)	3,000	3,000
Turquoise Card Backed Securities PLC, Series 2011-1A, Class A,
0.92%, 9/15/16(1)	3,000	3,003
World Financial Network Credit Card Master Trust, Series 2013-B, Class A,
0.91%, 3/16/20	1,000	994

		77,427

Other - 1.2%
GE Dealer Floorplan Master Note Trust, Series 2012-4, Class A,
0.61%, 10/20/17	2,000	2,002
GE Dealer Floorplan Master Note Trust, Series 2013-1, Class A,
0.57%, 4/20/18	4,500	4,503
GE Equipment Midticket LLC, Series 2012-1, Class A3,
0.60%, 5/23/16	2,500	2,499
GE Equipment Small Ticket LLC, Series 2012-1A, Class A2,
0.85%, 11/21/14(1)	254	254
GE Equipment Small Ticket LLC, Series 2013-1A, Class A2,
0.73%, 1/25/16(1)	2,000	2,002
GE Equipment Transportation LLC, Series 2012-2, Class A2,
0.47%, 4/24/15	424	424
GE Equipment Transportation LLC, Series 2013-1, Class A2,
0.50%, 11/24/15	1,447	1,446
John Deere Owner Trust, Series 2013-A, Class A2,
0.41%, 9/15/15	968	968

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 11.6% continued
Other - 1.2% continued
Volvo Financial Equipment LLC, Series 2013-1A, Class A2,
0.53%, 11/16/15(1)	$3,000	$2,999

		17,097

Total Asset-Backed Securities (Cost $168,606)		168,681

CORPORATE BONDS - 48.2%
Agriculture - 0.8%
Bunge Ltd. Finance Corp.,
5.35%, 4/15/14	4,010	4,061
Reynolds American, Inc.,
1.05%, 10/30/15	6,900	6,922

		10,983

Auto Manufacturers - 3.0%
Daimler Finance North America LLC,
0.86%, 3/28/14(1)	1,500	1,502
0.84%, 1/9/15(1)	735	738
1.65%, 4/10/15(1)	1,795	1,809
1.25%, 1/11/16(1)	1,250	1,251
1.10%, 8/1/18(1)	5,000	5,027
Nissan Motor Acceptance Corp.,
1.00%, 3/15/16(1)	1,000	995
PACCAR Financial Corp.,
1.55%, 9/29/14	3,200	3,227
0.84%, 12/6/18	5,500	5,508
Toyota Motor Credit Corp.,
1.25%, 11/17/14	10,000	10,083
0.41%, 12/5/14	10,000	10,012
0.53%, 5/17/16	4,000	4,011

		44,163

Banks - 7.0%
Bank of America Corp.,
1.25%, 1/11/16	3,000	3,013
1.32%, 3/22/18	6,000	6,080
Bank of America N.A.,
1.13%, 11/14/16	4,700	4,705
BB&T Corp.,
1.10%, 6/15/18	2,000	2,014
Capital One Financial Corp.,
1.39%, 7/15/14	1,500	1,507
2.13%, 7/15/14	2,000	2,016
2.15%, 3/23/15	2,072	2,106
1.00%, 11/6/15	3,000	2,999
Capital One N.A.,
0.70%, 3/22/16	2,000	1,998
Citigroup, Inc.,
5.50%, 10/15/14	445	462
2.25%, 8/7/15	900	919
1.04%, 4/1/16	5,000	5,033
Fifth Third Bank,
0.65%, 2/26/16	5,000	5,001
Goldman Sachs Group (The), Inc.,
5.13%, 1/15/15	2,000	2,089
1.34%, 11/15/18	1,000	1,002
HSBC USA, Inc.,
2.38%, 2/13/15	5,000	5,102
1.13%, 9/24/18	3,000	3,004
JPMorgan Chase & Co.,
1.88%, 3/20/15	4,050	4,105
0.90%, 10/15/15	3,500	3,514
1.10%, 10/15/15	7,000	7,027
0.86%, 2/26/16	4,250	4,267
1.13%, 2/26/16	3,000	3,005
Morgan Stanley,
1.84%, 1/24/14	2,000	2,002
2.88%, 1/24/14	2,500	2,503
1.49%, 2/25/16	5,000	5,065
1.52%, 4/25/18	1,000	1,014
SunTrust Bank,
0.55%, 4/1/15	5,000	4,975
US Bancorp,
3.44%, 2/1/16	7,100	7,406
Wells Fargo & Co.,
1.50%, 7/1/15	7,000	7,098

		101,031

Beverages - 1.5%
Anheuser-Busch Cos. LLC,
5.00%, 1/15/15	1,000	1,046
Anheuser-Busch InBev Worldwide, Inc.,
0.60%, 7/14/14	1,900	1,904
1.50%, 7/14/14	3,000	3,017
0.80%, 7/15/15	5,640	5,668
PepsiCo, Inc.,
0.75%, 3/5/15	8,000	8,020

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 48.2% continued
Beverages - 1.5% continued
SABMiller Holdings, Inc.,
1.85%, 1/15/15(1)	$2,000	$2,024

		21,679

Biotechnology - 0.7%
Amgen, Inc.,
1.88%, 11/15/14	3,500	3,539
Gilead Sciences, Inc.,
2.40%, 12/1/14	7,000	7,115

		10,654

Chemicals - 0.7%
Monsanto Co.,
0.44%, 11/7/16	10,000	10,006

Commercial Services - 0.1%
ERAC USA Finance LLC,
2.25%, 1/10/14(1)	1,500	1,500

Computers - 1.3%
Dell, Inc.,
0.85%, 4/1/14	3,400	3,386
Hewlett-Packard Co.,
6.13%, 3/1/14	3,387	3,416
1.79%, 9/19/14	2,000	2,017
International Business Machines Corp.,
0.88%, 10/31/14	3,000	3,012
0.55%, 2/6/15	1,500	1,502
0.75%, 5/11/15	5,000	5,022

		18,355

Diversified Financial Services - 8.0%
American Express Credit Corp.,
1.34%, 6/12/15	15,830	16,041
1.75%, 6/12/15	1,412	1,435
0.75%, 7/29/16	2,000	2,010
American Honda Finance Corp.,
0.46%, 11/3/14(1)	1,710	1,713
1.45%, 2/27/15(1)	2,000	2,019
1.00%, 8/11/15(1)	6,000	6,023
0.61%, 5/26/16(1)	2,400	2,406
0.74%, 10/7/16	7,890	7,931
Charles Schwab (The) Corp.,
0.85%, 12/4/15	4,000	4,011
Ford Motor Credit Co. LLC,
4.21%, 4/15/16	5,000	5,328
0.99%, 1/17/17	8,500	8,533
General Electric Capital Corp.,
2.15%, 1/9/15	2,000	2,037
0.43%, 10/6/15	6,000	5,991
0.84%, 12/11/15	2,925	2,947
0.84%, 1/8/16	1,250	1,257
1.00%, 1/8/16	1,700	1,704
0.89%, 7/12/16	5,000	5,035
0.96%, 4/2/18	2,621	2,642
Harley-Davidson Financial Services, Inc.,
1.15%, 9/15/15(1)	3,000	3,010
Harley-Davidson Funding Corp.,
5.75%, 12/15/14(1)	2,786	2,910
Hyundai Capital America,
1.63%, 10/2/15(1)	2,000	2,010
1.88%, 8/9/16(1)	5,000	5,018
John Deere Capital Corp.,
0.41%, 6/16/14	3,000	3,002
0.88%, 4/17/15	2,000	2,011
0.95%, 6/29/15	7,522	7,577
0.70%, 9/4/15	8,000	8,031
0.54%, 10/11/16	3,500	3,504

		116,136

Electric - 1.9%
Alabama Power Co.,
0.55%, 10/15/15	2,900	2,893
Commonwealth Edison Co.,
1.63%, 1/15/14	2,000	2,001
Dominion Resources, Inc.,
1.80%, 3/15/14	1,000	1,003
Duke Energy Carolinas LLC,
5.30%, 10/1/15	5,015	5,424
Duke Energy Indiana, Inc.,
0.60%, 7/11/16	2,000	2,002
Georgia Power Co.,
0.75%, 8/10/15	3,720	3,727
0.63%, 11/15/15	1,900	1,899
NextEra Energy Capital Holdings, Inc.,
1.61%, 6/1/14	1,000	1,004
1.20%, 6/1/15	2,000	2,010
Xcel Energy, Inc.,
0.75%, 5/9/16	5,000	4,958

		26,921

FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 48.2% continued
Electronics - 0.3%
Thermo Fisher Scientific, Inc.,
3.20%, 3/1/16	$3,525	$3,685

Food - 2.0%
ConAgra Foods, Inc.,
1.30%, 1/25/16	2,000	2,003
General Mills, Inc.,
0.54%, 1/29/16	1,000	1,001
Kellogg Co.,
0.47%, 2/13/15	2,700	2,703
1.13%, 5/15/15	2,000	2,014
Kraft Foods Group, Inc.,
1.63%, 6/4/15	2,000	2,025
Kroger (The) Co.,
1.20%, 10/17/16	2,000	2,001
Sysco Corp.,
0.55%, 6/12/15	2,406	2,408
Unilever Capital Corp.,
0.45%, 7/30/15	8,500	8,502
WM Wrigley Jr Co.,
1.40%, 10/21/16(1) (2)	7,000	7,011

		29,668

Healthcare - Products - 0.3%
Baxter International, Inc.,
0.95%, 6/1/16	5,000	5,000

Healthcare - Services - 0.6%
Quest Diagnostics, Inc.,
1.10%, 3/24/14	2,000	2,003
UnitedHealth Group, Inc.,
0.85%, 10/15/15	2,000	2,008
Ventas Realty L.P.,
1.55%, 9/26/16	2,000	2,014
WellPoint, Inc.,
1.25%, 9/10/15	2,000	2,014

		8,039

Insurance - 2.3%
American International Group, Inc.,
3.00%, 3/20/15	3,000	3,081
Berkshire Hathaway Finance Corp.,
2.45%, 12/15/15	2,362	2,448
0.95%, 8/15/16	4,100	4,119
Berkshire Hathaway, Inc.,
0.80%, 2/11/16	4,500	4,503
2.20%, 8/15/16	2,500	2,582
Metropolitan Life Global Funding I,
0.99%, 1/10/14(1)	1,500	1,500
New York Life Global Funding,
0.75%, 7/24/15(1)	9,305	9,325
0.59%, 5/23/16(1)	6,000	6,024

		33,582

Internet - 1.0%
Amazon.com, Inc.,
0.65%, 11/27/15	10,311	10,306
eBay, Inc.,
0.70%, 7/15/15	4,250	4,262

		14,568

Iron/Steel - 0.4%
Glencore Funding LLC,
1.70%, 5/27/16(1)	6,000	6,005

Machinery - Construction & Mining - 1.3%
Caterpillar Financial Services Corp.,
6.13%, 2/17/14	1,695	1,707
1.05%, 3/26/15	2,000	2,013
1.10%, 5/29/15	2,000	2,016
0.70%, 11/6/15	11,645	11,659
Caterpillar, Inc.,
0.95%, 6/26/15	2,030	2,042

		19,437

Media - 1.2%
Comcast Corp.,
6.50%, 1/15/15	1,645	1,744
NBCUniversal Enterprise, Inc.,
0.93%, 4/15/18(1) (2)	3,000	3,011
NBCUniversal Media LLC,
2.10%, 4/1/14	3,475	3,490
Viacom, Inc.,
1.25%, 2/27/15	3,000	3,015
Walt Disney (The) Co.,
0.45%, 12/1/15	6,400	6,393

		17,653

Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc.,
1.40%, 2/13/15	2,500	2,514

Miscellaneous Manufacturing - 0.7%
Danaher Corp.,
1.30%, 6/23/14	2,000	2,009

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 48.2% continued
Miscellaneous Manufacturing - 0.7% continued
Eaton Corp.,
0.95%, 11/2/15	$4,000	$4,015
General Electric Co.,
0.85%, 10/9/15	4,000	4,019

		10,043

Office/Business Equipment - 0.1%
Xerox Corp.,
1.06%, 5/16/14	2,000	2,002

Oil & Gas - 1.1%
Chevron Corp.,
0.89%, 6/24/16	1,000	1,002
Devon Energy Corp.,
1.20%, 12/15/16	9,500	9,496
Marathon Oil Corp.,
0.90%, 11/1/15	1,500	1,501
Phillips 66,
1.95%, 3/5/15	4,000	4,056

		16,055

Oil & Gas Services - 1.7%
Cameron International Corp.,
1.60%, 4/30/15	2,000	2,012
1.15%, 12/15/16	3,000	2,990
Halliburton Co.,
1.00%, 8/1/16	20,250	20,284

		25,286

Pharmaceuticals - 4.6%
AbbVie, Inc.,
1.20%, 11/6/15	13,690	13,829
Express Scripts Holding Co.,
2.10%, 2/12/15	3,000	3,043
GlaxoSmithKline Capital, Inc.,
0.70%, 3/18/16	9,500	9,460
Johnson & Johnson,
0.70%, 11/28/16	1,500	1,491
McKesson Corp.,
0.95%, 12/4/15	7,600	7,595
Merck & Co., Inc.,
0.60%, 5/18/18	22,782	22,842
Mylan, Inc.,
1.80%, 6/24/16(1)	3,000	3,058
1.35%, 11/29/16	3,000	2,995
Zoetis, Inc.,
1.15%, 2/1/16	3,000	3,003

		67,316

Pipelines - 0.6%
Enterprise Products Operating LLC,
3.70%, 6/1/15	5,000	5,206
1.25%, 8/13/15	3,000	3,020

		8,226

Real Estate Investment Trusts - 0.8%
HCP, Inc.,
2.70%, 2/1/14	2,000	2,003
Simon Property Group L.P.,
5.75%, 12/1/15	4,062	4,400
6.10%, 5/1/16	1,675	1,850
Ventas Realty L.P./Ventas Capital Corp.,
3.13%, 11/30/15	3,000	3,120

		11,373

Retail - 1.7%
Costco Wholesale Corp.,
0.65%, 12/7/15	11,645	11,667
CVS Caremark Corp.,
1.20%, 12/5/16	3,000	3,003
McDonald’s Corp.,
0.75%, 5/29/15	4,400	4,426
Nordstrom, Inc.,
6.75%, 6/1/14	3,500	3,590
Starbucks Corp.,
0.88%, 12/5/16	2,000	1,987

		24,673

Semiconductors - 0.4%
Broadcom Corp.,
2.38%, 11/1/15	1,802	1,848
Texas Instruments, Inc.,
0.45%, 8/3/15	3,500	3,498

		5,346

Software - 0.1%
Microsoft Corp.,
2.95%, 6/1/14	2,000	2,021

Telecommunications - 1.6%
AT&T, Inc.,
0.80%, 12/1/15	5,000	4,987
0.62%, 2/12/16	5,700	5,689

FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 48.2% continued
Telecommunications - 1.6% continued
Verizon Communications, Inc.,
1.25%, 11/3/14	$2,500	$2,515
0.70%, 11/2/15	1,000	997
1.77%, 9/15/16	2,000	2,061
1.99%, 9/14/18	7,150	7,518

		23,767

Transportation - 0.2%
FedEx Corp.,
7.38%, 1/15/14	3,094	3,101

Total Corporate Bonds (Cost $698,435)		700,788

COVERED BONDS - 0.5%
Banks - 0.5%
Canadian Imperial Bank of Commerce,
1.50%, 12/12/14(1)	2,000	2,022
National Bank of Canada,
1.65%, 1/30/14(1)	1,500	1,502
Swedbank Hypotek AB,
0.70%, 3/28/14(1)	3,000	3,003

		6,527

Total Covered Bonds (Cost $6,512)		6,527

FOREIGN ISSUER BONDS - 33.1%
Agriculture - 0.1%
BAT International Finance PLC,
1.40%, 6/5/15(1)	1,000	1,008

Auto Manufacturers - 0.9%
Volkswagen International Finance N.V.,
0.86%, 4/1/14(1)	1,595	1,597
1.63%, 3/22/15(1)	9,470	9,577
1.13%, 11/18/16(1) (2)	2,600	2,593

		13,767

Banks - 18.0%
Abbey National Treasury Services PLC,
1.82%, 4/25/14	2,000	2,009
ABN AMRO Bank N.V.,
1.38%, 1/22/16(1)	4,500	4,533
1.04%, 10/28/16(1) (2)	5,000	5,008
Australia & New Zealand Banking Group Ltd.,
0.90%, 2/12/16	3,000	2,997
0.80%, 5/15/18	3,500	3,497
Bank of England Euro Note,
0.50%, 3/21/16(1)	6,000	5,964
Bank of Montreal,
0.80%, 11/6/15	5,000	5,027
0.84%, 4/9/18	5,000	5,025
Bank of Nova Scotia,
0.67%, 2/27/14	3,500	3,504
0.76%, 7/15/16	1,000	1,004
1.38%, 7/15/16	3,500	3,539
1.10%, 12/13/16	3,000	3,014
Bank of Tokyo-Mitsubishi UFJ (The) Ltd.,
0.69%, 2/26/16(1)	6,350	6,356
0.85%, 9/9/16(1)	5,000	5,023
Banque Federative du Credit Mutuel S.A.,
1.09%, 10/28/16(1) (2)	5,000	5,015
Barclays Bank PLC,
3.90%, 4/7/15	3,000	3,122
BNP Paribas S.A.,
3.00%, 12/20/14	8,500	8,701
1.25%, 12/12/16	10,000	10,007
BPCE S.A.,
1.49%, 4/25/16	9,000	9,117
Canadian Imperial Bank of Commerce,
0.77%, 7/18/16	1,000	1,004
1.35%, 7/18/16	3,000	3,021
Commonwealth Bank of Australia,
1.95%, 3/16/15	3,000	3,050
1.04%, 9/18/15(1)	3,500	3,538
1.25%, 9/18/15	6,000	6,066
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.,
0.72%, 3/18/16	6,000	6,022
Credit Agricole S.A.,
1.40%, 4/15/16(1)	8,000	8,099
1.10%, 10/3/16(1)	2,000	2,005
Deutsche Bank A.G.,
3.45%, 3/30/15	1,000	1,032
Export-Import Bank of Korea,
1.25%, 11/20/15	8,000	8,025
1.09%, 9/17/16	4,000	4,011
HSBC Bank PLC,
3.50%, 6/28/15(1)	1,500	1,563
0.88%, 5/15/18(1)	3,000	3,007

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 33.1% continued
Banks - 18.0% continued
ING Bank N.V.,
1.89%, 9/25/15(1)	$9,422	$9,625
1.19%, 3/7/16(1)	11,000	11,100
KFW,
0.23%, 7/9/15	1,000	1,000
Korea Development Bank (The),
8.00%, 1/23/14	4,500	4,518
1.00%, 1/22/16	9,000	8,925
Macquarie Bank Ltd.,
2.00%, 8/15/16(1)	6,500	6,574
National Australia Bank Ltd.,
1.44%, 1/30/14	3,200	3,204
1.37%, 8/7/15	8,000	8,116
0.79%, 7/25/16	500	502
1.30%, 7/25/16	4,000	4,022
Nederlandse Waterschapsbank N.V.,
0.29%, 10/27/14(1)	1,000	999
0.75%, 3/29/16(1)	3,000	2,998
Nordea Bank Finland PLC,
1.12%, 4/9/14	3,000	3,008
Oesterreichische Kontrollbank A.G.,
1.13%, 7/6/15	2,000	2,022
Royal Bank of Canada,
1.45%, 10/30/14	2,000	2,019
1.15%, 3/13/15	4,000	4,033
0.85%, 3/8/16	2,500	2,497
1.13%, 7/22/16	1,500	1,500
Royal Bank of Scotland Group PLC,
2.55%, 9/18/15	3,000	3,068
Societe Generale S.A.,
1.33%, 10/1/18	8,000	8,046
Sumitomo Mitsui Banking Corp.,
0.90%, 1/18/16	5,000	4,990
Sumitomo Mitsui Trust Bank Ltd.,
1.02%, 9/16/16(1) (2)	2,000	2,010
Svenska Handelsbanken,
1.04%, 7/17/14	1,700	1,701
Svenska Handelsbanken AB,
0.70%, 3/21/16	2,200	2,205
Westpac Banking Corp.,
1.04%, 7/17/15(1)	2,000	2,018
1.13%, 9/25/15	3,000	3,033
0.95%, 1/12/16	5,500	5,509
1.05%, 11/25/16	4,000	3,987
0.98%, 7/30/18	5,000	5,025

		261,159

Beverages - 0.3%
Heineken N.V.,
0.80%, 10/1/15(1)	5,000	5,001

Chemicals - 0.2%
Potash Corp. of Saskatchewan, Inc.,
5.25%, 5/15/14	3,300	3,357

Food - 0.3%
Tesco PLC,
2.00%, 12/5/14(1)	4,000	4,050

Healthcare - Products - 0.4%
Covidien International Finance S.A.,
1.35%, 5/29/15	2,000	2,015
2.80%, 6/15/15	3,333	3,427

		5,442

Leisure Time - 0.2%
Carnival Corp.,
1.20%, 2/5/16	2,700	2,693

Mining - 0.5%
BHP Billiton Finance USA Ltd.,
1.13%, 11/21/14	3,200	3,223
1.00%, 2/24/15	1,000	1,005
Rio Tinto Finance USA PLC,
1.08%, 6/17/16	1,000	1,007
Xstrata Finance Canada Ltd.,
2.85%, 11/10/14(1)	2,000	2,028

		7,263

Miscellaneous Manufacturing - 0.2%
Pentair Finance S.A.,
1.35%, 12/1/15	2,000	2,012
Tyco Electronics Group S.A.,
1.60%, 2/3/15	1,500	1,515

		3,527

Multi-National - 0.2%
Inter-American Development Bank,
0.22%, 10/15/15	2,500	2,496

Oil & Gas - 6.5%
BP Capital Markets PLC,
1.70%, 12/5/14	5,000	5,063

FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 33.1% continued
Oil & Gas - 6.5% continued
0.70%, 11/6/15	$8,900	$8,922
0.66%, 11/7/16	1,000	1,004
0.88%, 9/26/18	5,000	5,007
Canadian Natural Resources Ltd.,
1.45%, 11/14/14	7,000	7,057
CNOOC Finance 2013 Ltd.,
1.13%, 5/9/16	6,000	5,978
CNPC General Capital Ltd.,
1.45%, 4/16/16(1)	1,000	990
Petrobras Global Finance B.V.,
1.86%, 5/20/16	10,000	9,975
Petroleos Mexicanos,
2.27%, 7/18/18	5,000	5,150
Shell International Finance B.V.,
3.10%, 6/28/15	5,000	5,189
0.63%, 12/4/15	5,000	5,001
0.90%, 11/15/16	4,000	3,999
Sinopec Capital 2013 Ltd.,
1.25%, 4/24/16(1)	2,800	2,789
Statoil ASA,
0.53%, 5/15/18	6,000	6,000
0.70%, 11/8/18	6,000	6,029
Total Capital Canada Ltd.,
0.62%, 1/17/14	4,000	4,001
0.62%, 1/15/16	4,140	4,162
Total Capital International S.A.,
1.00%, 8/12/16	3,000	3,005
0.81%, 8/10/18	2,500	2,514
Total Capital S.A.,
3.13%, 10/2/15	2,000	2,087

		93,922

Oil & Gas Services - 0.2%
Schlumberger Investment S.A.,
0.79%, 9/12/14(1)	3,100	3,112

Pharmaceuticals - 2.0%
GlaxoSmithKline Capital PLC,
0.75%, 5/8/15	13,455	13,508
Sanofi,
1.20%, 9/30/14	4,131	4,157
2.63%, 3/29/16	4,877	5,071
Takeda Pharmaceutical Co. Ltd.,
1.03%, 3/17/15(1)	4,750	4,774
Teva Pharmaceutical Finance III B.V.,
0.75%, 3/21/14	1,350	1,351

		28,861

Pipelines - 0.4%
TransCanada PipeLines Ltd.,
0.88%, 3/2/15	5,000	5,015
0.75%, 1/15/16	1,600	1,596

		6,611

Regional - 0.8%
Province of Ontario Canada,
0.40%, 4/1/15	2,000	2,002
0.29%, 8/13/15	2,790	2,788
1.00%, 7/22/16	5,000	5,017
Province of Quebec Canada,
4.88%, 5/5/14	2,000	2,031

		11,838

Sovereign - 1.7%
Japan Bank for International Cooperation,
2.25%, 7/13/16	3,000	3,105
Kommuninvest I Sverige AB,
0.27%, 3/26/15(1)	1,000	1,000
Republic of Korea,
5.75%, 4/16/14	10,693	10,846
Svensk Exportkredit AB,
0.63%, 5/31/16	1,500	1,494
0.42%, 6/12/17	8,000	8,006

		24,451

Telecommunications - 0.2%
Vodafone Group PLC,
0.62%, 2/19/16	2,400	2,399

Total Foreign Issuer Bonds (Cost $479,006)		480,957

U.S. GOVERNMENT AGENCIES - 0.3%(3)
Federal Farm Credit Bank - 0.1%
1.05%, 3/28/16	1,225	1,241

NORTHERN FUNDS QUARTERLY REPORT    9    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 0.3%(3) continued
Freddie Mac - 0.2%
0.50%, 1/28/16	$3,000	$2,996

Total U.S. Government Agencies (Cost $4,239)		4,237

U.S. GOVERNMENT OBLIGATIONS - 3.1%
U.S. Treasury Notes - 3.1%
0.25%, 12/31/15	10,000	9,974
2.00%, 1/31/16	5,000	5,164
0.38%, 3/15/16	5,000	4,992
0.63%, 7/15/16	5,000	5,006
0.63%, 11/15/16	7,000	6,979
0.63%, 12/15/16	13,000	12,947

		45,062

Total U.S. Government Obligations (Cost $45,107)		45,062

MUNICIPAL BONDS - 1.6%
California - 0.5%
Orange County Pension Obligation TRB, Series A,
0.76%, 6/30/14	7,000	7,023

Maine - 0.2%
Maine State Municipal Bond Bank Liquor Operation TRB,
1.07%, 6/1/15	2,200	2,203

New Jersey - 0.3%
Hudson County Improvement Authority Taxable Revenue Pooled Notes, Series P2 (County Gtd.),
1.00%, 5/23/14	2,000	2,006
Hudson County Improvement Authority Taxable Revenue Pooled Notes, Series S2 (County Gtd.),
1.25%, 12/10/14	1,950	1,964

		3,970

New York - 0.3%
New York City Taxable G.O. Unlimited Bonds, Subseries D2,
1.00%, 8/1/16	4,650	4,689

Pennsylvania - 0.3%
Philadelphia Authority for Industrial Development City Service Agreement TRB,
1.20%, 4/1/14	5,000	5,005

Total Municipal Bonds (Cost $22,817)		22,890

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 3.0%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(4) (5)	42,963,086	$42,963

Total Investment Companies (Cost $42,963)		42,963

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.1%
Grand Parkway Transportation Corp. System Toll Taxable VRDB, Series D,
1.00%, 2/15/14	$2,000	$2,001

Total Short-Term Investments (Cost $2,001)		2,001

Total Investments - 101.5% (Cost $1,469,686)		1,474,106

Liabilities less Other Assets - (1.5)%		(21,218)

NET ASSETS - 100.0%		$1,452,888

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At December 31, 2013, the value of these restricted illiquid securities amounted to approximately $24,648,000 or 1.7% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
ABN AMRO Bank N.V.,
1.04%, 10/28/16	10/23/13	$5,000

FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Banque Federative du Credit Mutuel S.A.,
1.09%, 10/28/16	10/22/13	$5,000

NBCUniversal Enterprise, Inc.,
0.93%, 4/15/18	11/22/13	3,024

Sumitomo Mitsui Trust Bank Ltd.,
1.02%, 9/16/16	11/5/13	2,015

Volkswagen International Finance N.V.,
1.13%, 11/18/16	11/13/13	2,599

WM Wrigley Jr Co.,
1.40%, 10/21/16	10/17/13	7,041

(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(5)	At March 31, 2013, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $6,932,000 with net purchases of approximately $36,031,000 during the nine months ended December 31, 2013.

At December 31, 2013, the credit quality distribution for the Ultra-Short Fixed Income Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	13.7%
AA	22.2
A	40.8
BBB	16.2
B	0.2
A1 (Short Term)	0.3
U.S. Agency	0.3
U.S. Treasury	3.1
Cash Equivalents	2.9
Not Rated	0.3

Total	100.0%

*	Credit quality ratings are based on the available Moody’s, Standard & Poor’s, and/or Fitch ratings. When ratings from all three agencies are available, the median rating is used. When ratings are available from two of the agencies, the lower rating is used. If none of these three rating agencies has assigned a rating the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). U.S. government securities consist of obligations issued or guaranteed by the U.S. Treasury. Agency securities consist of obligations issued or guaranteed by U.S. government agencies and sponsored enterprises. The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy, as of December 31, 2013:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities	$—	$168,681	(1)	$—	$168,681
Corporate Bonds	—	700,788	(1)	—	700,788
Covered Bonds	—	6,527	(1)	—	6,527
Foreign Issuer Bonds	—	480,957	(1)	—	480,957
U.S. Government Agencies	—	4,237	(1)	—	4,237
U.S. Government Obligations	—	45,062	(1)	—	45,062
Municipal Bonds	—	22,890	(1)	—	22,890
Investment Companies	42,963	—		—	42,963
Short-Term Investments	—	2,001		—	2,001

Total Investments	$42,963	$1,431,143		$—	$1,474,106

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At December 31, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Federal Tax Information:

At December 31, 2013, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,469,686

Gross tax appreciation of investments	$5,069
Gross tax depreciation of investments	(649)

Net tax appreciation of investments	$4,420

NORTHERN FUNDS QUARTERLY REPORT    11    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

G.O. - General Obligation

Gtd. - Guaranteed

TRB - Tax Revenue Bonds

VRDB - Variable Rate Demand Bonds

Percentages shown are based on Net Assets.

The interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

FIXED INCOME FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT FUND	DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 19.1%(1)
Fannie Mae - 1.2%
Pool #555649,
7.50%, 10/1/32	$91	$103
Pool #893082,
2.62%, 9/1/36	310	330

		433

Freddie Mac - 3.1%
Pool #1J0365,
2.67%, 4/1/37	384	411
Pool #1J2840,
2.52%, 9/1/37	616	656
Pool #410092,
2.29%, 11/1/24	39	40
Series 3730, Class PL,
4.50%, 1/15/33	45	45

		1,152

Government National Mortgage Association - 13.5%
Series 2011-49, Class A,
2.45%, 7/16/38	358	363
Series 2012-123, Class A,
1.04%, 7/16/46	503	467
Series 2013-12, Class KA,
1.50%, 12/16/43	370	363
Series 2013-142, Class AD,
2.25%, 12/16/47	493	486
Series 2013-146, Class AK,
2.50%, 9/16/44	424	426
Series 2013-156, Class AG,
2.16%, 10/16/41	424	423
Series 2013-17, Class AF,
1.21%, 11/16/43	475	466
Series 2013-176, Class AD,
2.50%, 3/16/42	364	365
Series 2013-40, Class AB,
1.30%, 6/16/35	404	401
Series 2013-45, Class A,
1.45%, 10/16/40	465	459
Series 2013-92, Class AB,
2.00%, 2/16/43	777	771

		4,990

Government National Mortgage Association I - 0.1%
Pool #268360,
10.00%, 4/15/19	14	16
Pool #270288,
10.00%, 6/15/19	14	15

		31

Government National Mortgage Association II - 1.2%
Pool #82581,
4.00%, 7/20/40	399	423

Total U.S. Government Agencies (Cost $7,033)		7,029

U.S. GOVERNMENT OBLIGATIONS - 7 7.2%
U.S. Treasury Inflation Indexed Notes - 1.1%
1.88%, 7/15/15	150	190
0.13%, 4/15/16	180	195

		385

U.S. Treasury Notes - 76.1%
0.25%, 12/31/15	7,380	7,361
0.63%, 12/15/16	6,610	6,583
0.63%, 8/31/17	3,500	3,434
1.50%, 12/31/18	4,855	4,801
2.38%, 12/31/20	4,305	4,288
2.75%, 11/15/23	1,615	1,580

		28,047

Total U.S. Government Obligations (Cost $28,581)		28,432

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 4.2%
Northern Institutional Funds - U.S. Government Portfolio, 0.01%(2) (3)	1,551,392	$1,551

Total Investment Companies (Cost $1,551)		1,551

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 2.7%
U.S. Treasury Bill,
0.08%, 7/24/14	$1,000	$1,000

Total Short-Term Investments (Cost $1,000)		1,000

Total Investments - 103.2% (Cost $38,165)		38,012

Liabilities less Other Assets - (3.2)%		(1,169)

NET ASSETS - 100.0%		$36,843

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(2)	At March 31, 2013, the value of the Fund’s investment in the U.S. Government Portfolio of the Northern Institutional Funds was approximately $8,188,000 with net sales of approximately $6,637,000 during the nine months ended December 31, 2013.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.

Percentages shown are based on Net Assets.

The interest rates represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security or the next interest reset/ puttable date for floating and variable rate securities.

At December 31, 2013, the credit quality distribution for the U.S. Government Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	91.8%
U.S. Agency	4.2
Cash Equivalents	4.0

Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s, and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). U.S. government securities consist of obligations issued or guaranteed by the U.S. Treasury. Agency securities consist of obligations issued or guaranteed by U.S. government agencies and sponsored enterprises. The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of December 31, 2013:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
U.S. Government Agencies	$—	$7,029	(1)	$—	$7,029
U.S. Government Obligations	—	28,432	(1)	—	28,432
Investment Companies	1,551	—		—	1,551
Short-Term Investments	—	1,000		—	1,000

Total Investments	$1,551	$36,461		$—	$38,012

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At December 31, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

Federal Tax Information:

At December 31, 2013, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$38,172
Gross tax appreciation of investments	$95
Gross tax depreciation of investments	(255)

Net tax depreciation of investments	$(160)

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND	DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 2.2%
Automobile - 0.2%
Ally Auto Receivables Trust, Series 2013-1, Class A3,
0.63%, 5/15/17	$100	$100
Ally Auto Receivables Trust, Series 2013-2, Class A3,
0.79%, 1/15/18	100	100
Ally Auto Receivables Trust, Series 2013-2, Class A4,
1.24%, 11/15/18	50	50
AmeriCredit Automobile Receivables Trust, Series 2012-4, Class A3,
0.67%, 6/8/17	75	75
AmeriCredit Automobile Receivables Trust, Series 2012-5, Class A3,
0.62%, 6/8/17	125	125
AmeriCredit Automobile Receivables Trust, Series 2013-1, Class A3,
0.61%, 10/10/17	175	175
AmeriCredit Automobile Receivables Trust, Series 2013-2, Class A3,
0.65%, 12/8/17	50	50
AmeriCredit Automobile Receivables Trust, Series 2013-2, Class B,
1.19%, 5/8/18	25	25
AmeriCredit Automobile Receivables Trust, Series 2013-2, Class C,
1.79%, 3/8/19	25	25
AmeriCredit Automobile Receivables Trust, Series 2013-2, Class D,
2.42%, 5/8/19	25	25
Capital Auto Receivables Asset Trust, Series 2013-1, Class A2,
0.62%, 7/20/16	150	150
Capital Auto Receivables Asset Trust, Series 2013-3, Class A3,
1.31%, 12/20/17	200	201
Capital Auto Receivables Asset Trust, Series 2013-4, Class B,
2.06%, 10/22/18	50	50
Capital Auto Receivables Asset Trust, Series 2013-4, Class C,
2.67%, 2/20/19	50	50
Capital Auto Receivables Asset Trust, Series 2013-4, Class D,
3.22%, 5/20/19	50	49
CarMax Auto Owner Trust, Series 2013-2, Class A3,
0.64%, 1/16/18	100	100
CarMax Auto Owner Trust, Series 2013-3, Class A3,
0.97%, 4/16/18	100	100
CarMax Auto Owner Trust, Series 2013-3, Class A4,
1.49%, 1/15/19	200	201
Fifth Third Auto Trust, Series 2013-A, Class A3,
0.61%, 9/15/17	100	100
Fifth Third Auto, Series 2013-1, Class A3,
0.88%, 10/16/17	100	100
Fifth Third Auto, Series 2013-1, Class A4,
1.30%, 2/18/20	200	201
Ford Credit Auto Owner Trust, Series 2012-A, Class A4,
1.15%, 6/15/17	125	126
Ford Credit Auto Owner Trust, Series 2013-A, Class A3,
0.55%, 7/15/17	100	100
Ford Credit Auto Owner Trust, Series 2013-B, Class A4,
0.76%, 8/15/18	100	100
Ford Credit Auto Owner Trust, Series 2013-B, Class B,
1.11%, 10/15/18	100	100
Ford Credit Auto Owner Trust, Series 2013-C, Class A3,
0.82%, 12/15/17	100	100
Honda Auto Receivables Owner Trust, Series 2012-1, Class A4,
0.97%, 4/16/18	200	201
Honda Auto Receivables Owner Trust, Series 2013-1, Class A3,
0.48%, 11/21/16	150	150
Honda Auto Receivables Owner Trust, Series 2013-2, Class A3,
0.53%, 2/16/17	100	100
Hyundai Auto Receivables Trust, Series 2012-C, Class A3,
0.53%, 4/17/17	125	125
Hyundai Auto Receivables Trust, Series 2013-A, Class A3,
0.56%, 7/17/17	100	100
Hyundai Auto Receivables Trust, Series 2013-B, Class A3,
0.71%, 9/15/17	125	125

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 2.2% continued
Automobile - 0.2% continued
Hyundai Auto Receivables Trust, Series 2013-B, Class A4,
1.01%, 2/15/19	$75	$75
Hyundai Auto Receivables Trust, Series 2013-B, Class C,
1.71%, 2/15/19	65	65
Hyundai Auto Receivables Trust, Series 2013-C, Class A3,
1.01%, 2/15/18	100	100
Mercedes Benz Auto Lease Trust, Series 2013-B, Class A3,
0.62%, 7/15/16	200	200
Nissan Auto Receivables Owner Trust, Series 2011-B, Class A4,
1.24%, 1/16/18	50	50
Nissan Auto Receivables Owner Trust, Series 2013-A, Class A4,
0.75%, 7/15/19	100	99
Nissan Auto Receivables Owner Trust, Series 2013-B, Class A3,
0.84%, 11/15/17	200	201
Nissan Auto Receivables Owner Trust, Series 2013-B, Class A4,
1.31%, 10/15/19	100	100
Nissan Auto Receivables Owner Trust, Series 2013-C, Class A3,
0.67%, 8/15/18	500	499
Nissan Auto Receivables Owner Trust, Series 2013-C, Class A4,
1.30%, 6/15/20	200	198
Santander Drive Auto Receivables Trust, Series 2013-5, Class A3,
0.82%, 2/15/18	150	150
Toyota Auto Receivables Owner Trust, Series 2012-B, Class A4,
0.61%, 1/16/18	200	200
Volkswagen Auto Loan Enhanced Trust, Series 2012-2, Class A3,
0.46%, 1/20/17	250	250
Volkswagen Auto Loan Enhanced Trust, Series 2013-1, Class A3,
0.56%, 8/21/17	150	150
World Omni Auto Receivables Trust, Series 2012-B, Class A3,
0.61%, 6/15/17	100	100
World Omni Auto Receivables Trust, Series 2013-A, Class A3,
0.64%, 4/16/18	100	100

		5,916

Commercial Mortgage-Backed Securities - 1.8%
Banc of America Commercial Mortgage Trust, Series 2006-2, Class A4,
5.73%, 5/10/45	200	218
Banc of America Commercial Mortgage Trust, Series 2006-4, Class A4,
5.63%, 7/10/46	400	434
Banc of America Commercial Mortgage Trust, Series 2006-4, Class AM,
5.68%, 7/10/46	400	436
Banc of America Commercial Mortgage Trust, Series 2006-5, Class A4,
5.41%, 9/10/47	250	271
Banc of America Commercial Mortgage Trust, Series 2007-1, Class A4,
5.45%, 1/15/49	450	487
Banc of America Commercial Mortgage Trust, Series 2008-1, Class A4,
6.21%, 2/10/51	500	570
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-6, Class AJ,
5.18%, 9/10/47	325	345
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR9, Class A4A,
4.87%, 9/11/42	400	420
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW13, Class A4,
5.54%, 9/11/41	660	720
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW14, Class A4,
5.20%, 12/11/38	500	546
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T24, Class A4,
5.54%, 10/12/41	250	273
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW16, Class A4,
5.71%, 6/11/40	500	561

FIXED INCOME INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 2.2% continued
Commercial Mortgage-Backed Securities - 1.8% continued
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A4,
5.70%, 6/11/50	$250	$281
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T26, Class A4,
5.47%, 1/12/45	500	554
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class A4,
5.74%, 9/11/42	1,050	1,185
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class AM,
5.84%, 9/11/42	250	282
CD Commercial Mortgage Trust, Series 2005-CD1, Class A4,
5.22%, 7/15/44	500	530
CD Commercial Mortgage Trust, Series 2006-CD3, Class A5,
5.62%, 10/15/48	500	545
CD Commercial Mortgage Trust, Series 2007-CD5, Class A4,
5.89%, 11/15/44	489	548
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class A2,
3.06%, 12/15/47	200	207
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A3,
5.78%, 3/15/49	600	650
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A4,
5.43%, 10/15/49	500	546
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class A4,
3.02%, 9/10/45	200	191
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A2,
1.99%, 4/10/46	100	99
Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class A4,
4.37%, 9/10/46	100	104
Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class AS,
4.65%, 9/10/46	100	104
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4,
5.22%, 8/15/48	250	270
COBALT CMBS Commercial Mortgage Trust, Series 2007-C2, Class A3,
5.48%, 4/15/47	148	164
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A4B,
6.01%, 12/10/49	130	144
Commercial Mortgage Pass-Through Certificates, Series 2012-CR3, Class A3,
2.82%, 10/15/45	175	164
Commercial Mortgage Pass-Through Certificates, Series 2012-CR5, Class A4,
2.77%, 12/10/45	100	93
Commercial Mortgage Trust, Series 2006-C8, Class A4,
5.31%, 12/10/46	500	545
Commercial Mortgage Trust, Series 2006-GG7, Class A4,
5.82%, 7/10/38	270	295
Commercial Mortgage Trust, Series 2007-GG11, Class A4,
5.74%, 12/10/49	400	447
Commercial Mortgage Trust, Series 2007-GG9, Class A4,
5.44%, 3/10/39	400	439
Commercial Mortgage Trust, Series 2012-CR2, Class A4,
3.15%, 8/15/45	100	97
Commercial Mortgage Trust, Series 2012-CR4, Class A3,
2.85%, 10/15/45	150	141
Commercial Mortgage Trust, Series 2012-LC4, Class A4,
3.29%, 12/10/44	100	98
Commercial Mortgage Trust, Series 2013-CR10, Class A4,
4.21%, 8/10/46	100	103
Commercial Mortgage Trust, Series 2013-CR9, Class A4,
4.24%, 7/10/45	200	207
Commercial Mortgage Trust, Series 2013-LC6, Class A4,
2.94%, 1/10/46	150	141
Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class A4,
5.46%, 2/15/39	500	539
Credit Suisse Commercial Mortgage Trust, Series 2006-C4, Class A3,
5.47%, 9/15/39	469	510

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 2.2% continued
Commercial Mortgage-Backed Securities - 1.8% continued
Credit Suisse Commercial Mortgage Trust, Series 2006-C5, Class A3,
5.31%, 12/15/39	$500	$542
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C5, Class A4,
5.10%, 8/15/38	600	630
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C6, Class AJ,
5.23%, 12/15/40	390	412
DB-UBS Mortgage Trust, Series 2011-LC3A, Class A2,
3.64%, 8/10/44	175	184
GE Capital Commercial Mortgage Trust Corp., Series 2007-C1, Class A4,
5.54%, 12/10/49	300	325
GS Mortgage Securities Corp. II, Series 2012-GCJ9, Class A3,
2.77%, 11/10/45	175	163
GS Mortgage Securities Corp. II, Series 2013-GC10, Class A5,
2.94%, 2/10/46	100	94
GS Mortgage Securities Trust, Series 2006-GG6, Class A4,
5.55%, 4/10/38	300	323
GS Mortgage Securities Trust, Series 2007-GG10, Class A4,
5.80%, 8/10/45	525	576
GS Mortgage Securities Trust, Series 2011-GC5, Class A2,
3.00%, 8/10/44	125	130
GS Mortgage Securities Trust, Series 2011-GC5, Class A4,
3.71%, 8/10/44	150	153
GS Mortgage Securities Trust, Series 2012-GC6, Class A3,
3.48%, 1/10/45	200	200
GS Mortgage Securities Trust, Series 2013-GC13, Class A5,
4.04%, 7/10/46	200	205
GS Mortgage Securities Trust, Series 2013-GC14, Class A5,
4.24%, 8/10/46	150	154
GS Mortgage Securities Trust, Series 2013-GCJ12, Class A4,
3.14%, 6/10/46	100	95
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-CB12, Class A4,
4.90%, 9/12/37	200	209
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-CB13, Class A4,
5.24%, 1/12/43	400	425
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP3, Class A4A,
4.94%, 8/15/42	199	209
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP5, Class AJ,
5.32%, 12/15/44	370	393
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB14, Class A4,
5.48%, 12/12/44	150	160
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class A4,
5.86%, 4/15/45	400	437
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A3,
5.34%, 5/15/47	500	547
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class A4,
5.44%, 6/12/47	500	549
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB19, Class A4,
5.71%, 2/12/49	700	777
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A4,
5.81%, 6/15/49	378	420
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class A4,
5.88%, 2/15/51	215	241
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class A3,
5.42%, 1/15/49	500	548

FIXED INCOME INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 2.2% continued
Commercial Mortgage-Backed Securities - 1.8% continued
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class A3,
4.17%, 8/15/46	$200	$210
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Class A3,
3.51%, 5/15/45	200	199
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A4,
3.48%, 6/15/45	125	124
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A5,
3.14%, 12/15/47	150	143
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class AS,
3.37%, 12/15/47	50	48
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class A4,
3.99%, 1/15/46	100	101
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A4,
5.66%, 3/15/39	200	215
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class AM,
5.71%, 3/15/39	185	199
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4,
5.37%, 9/15/39	500	545
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A3,
5.43%, 2/15/40	414	457
LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2,
6.15%, 4/15/41	500	572
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A4,
5.86%, 6/12/50	650	720
ML-CFC Commercial Mortgage Trust, Series 2006-2, Class A4,
5.89%, 6/12/46	400	437
ML-CFC Commercial Mortgage Trust, Series 2007-6, Class A4,
5.49%, 3/12/51	150	165
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A3,
5.89%, 8/12/49	500	558
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A4,
2.86%, 11/15/45	200	188
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4,
4.22%, 8/15/46	100	103
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A4,
2.92%, 2/15/46	175	164
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A4,
3.10%, 5/15/46	200	189
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A4,
5.91%, 6/11/49	300	335
Morgan Stanley Capital I Trust, Series 2007-T27, Class A4,
5.65%, 6/11/42	500	562
Morgan Stanley Capital I Trust, Series 2008-T29, Class A4,
6.28%, 1/11/43	230	265
Morgan Stanley Capital I Trust, Series 2005-HQ10, Class A4,
5.33%, 11/12/41	91	99
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A4,
5.21%, 11/14/42	520	547
Morgan Stanley Capital I Trust, Series 2006-IQ11, Class A4,
5.67%, 10/15/42	436	467
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A4,
5.33%, 12/15/43	502	547
Morgan Stanley Capital I Trust, Series 2006-T21, Class A4,
5.16%, 10/12/52	500	533
Morgan Stanley Capital I Trust, Series 2006-T23, Class A4,
5.81%, 8/12/41	500	550
Morgan Stanley Capital I Trust, Series 2011-C3, Class A2,
3.22%, 7/15/49	384	401
Morgan Stanley Capital I Trust, Series 2012-C4, Class A4,
3.24%, 3/15/45	150	146

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 2.2% continued
Commercial Mortgage-Backed Securities - 1.8% continued
UBS Commercial Mortgage Trust, Series 2012-C1, Class A3,
3.40%, 5/10/45	$175	$172
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A4,
3.09%, 8/10/49	125	119
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5,
2.85%, 12/10/45	100	93
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4,
3.18%, 3/10/46	100	95
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A4,
3.24%, 4/10/46	100	96
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A3,
3.60%, 1/10/45	150	151
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A7,
5.12%, 7/15/42	188	198
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class AM,
5.34%, 12/15/44	250	266
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A4,
5.42%, 1/15/45	179	191
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM,
5.47%, 1/15/45	500	539
Wachovia Bank Commercial Mortgage Trust, Series 2006-C24, Class AM,
5.61%, 3/15/45	125	134
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class AM,
5.97%, 6/15/45	450	495
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4,
5.57%, 10/15/48	500	547
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class AM,
5.60%, 10/15/48	250	268
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4,
5.31%, 11/15/48	200	219
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4,
5.51%, 4/15/47	250	273
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A3,
5.73%, 6/15/49	200	221
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class A3,
2.92%, 10/15/45	150	141
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class A3,
2.88%, 12/15/45	100	93
WF-RBS Commercial Mortgage Trust, Series 2012-C6, Class A4,
3.44%, 4/15/45	175	174
WF-RBS Commercial Mortgage Trust, Series 2013-C12, Class A4,
3.20%, 3/15/48	100	95
WF-RBS Commercial Mortgage Trust, Series 2013-C12, Class AS,
3.56%, 3/15/48	50	48
WF-RBS Commercial Mortgage Trust, Series 2013-C14, Class A5,
3.34%, 6/15/46	150	144
WF-RBS Commercial Mortgage Trust, Series 2013-C16, Class A2,
3.22%, 9/15/46	100	104
WF-RBS Commercial Mortgage Trust, Series 2013-C16, Class A5,
4.42%, 9/15/46	250	261

		39,531

Credit Card - 0.2%
American Express Credit Account Master Trust, Series 2012-2, Class A,
0.68%, 3/15/18	300	301
American Express Credit Account Master Trust, Series 2012-5, Class A,
0.59%, 5/15/18	150	150
BA Credit Card Trust, Series 2007-A1, Class A1,
5.17%, 6/15/19	185	207
Capital One Multi-Asset Execution Trust, Series 2013-A1, Class A1,
0.63%, 11/15/18	100	100
Capital One Multi-Asset Execution Trust, Series 2013-A3, Class A3,
0.96%, 9/16/19	150	149
Chase Issuance Trust, Series 2012-A3, Class A3,
0.79%, 6/15/17	275	276

FIXED INCOME INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 2.2% continued
Credit Card - 0.2% continued
Chase Issuance Trust, Series 2012-A4, Class A4,
1.58%, 8/16/21	$250	$239
Chase Issuance Trust, Series 2012-A5, Class A5,
0.59%, 8/15/17	250	250
Chase Issuance Trust, Series 2012-A7, Class A7,
2.16%, 9/16/24	150	136
Chase Issuance Trust, Series 2012-A8, Class A8,
0.54%, 10/16/17	300	300
Citibank Credit Card Issuance Trust, Series 2005-A9, Class A9,
5.10%, 11/20/17	170	184
Citibank Credit Card Issuance Trust, Series 2006-A3, Class A3,
5.30%, 3/15/18	200	219
Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3,
6.15%, 6/15/39	100	112
Citibank Credit Card Issuance Trust, Series 2012-A1, Class A1,
0.55%, 10/10/17	150	150
Citibank Credit Card Issuance Trust, Series 2013-A6, Class A6,
1.32%, 9/7/18	150	151
Discover Card Execution Note Trust, Series 2007-A1, Class A1,
5.65%, 3/16/20	300	343
Discover Card Execution Note Trust, Series 2012-A6, Class A6,
1.67%, 1/18/22	350	337
GE Capital Credit Card Master Note Trust, Series 2012-6, Class A,
1.36%, 8/17/20	150	148
GE Capital Credit Card Master Note Trust, Series 2012-7, Class A,
1.76%, 9/15/22	100	95
GE Capital Credit Card Master Note Trust, Series 2013-1, Class A,
1.35%, 3/15/21	200	194
World Financial Network Credit Card Master Trust, Series 2013-B, Class A,
0.91%, 3/16/20	200	199

		4,240

Utilities - 0.0%
AEP Texas Central Transition Funding lll LLC, Series 2012-1, Class A3,
2.84%, 3/1/26	100	94
CenterPoint Energy Restoration Bond Co. LLC, Series 2009-1, Class A2,
3.46%, 8/15/19	200	213
CenterPoint Energy Restoration Bond Co. LLC, Series 2009-1, Class A3,
4.24%, 8/15/23	100	107
CenterPoint Energy Transition Bond Co. IV LLC, Series 2012-1, Class A1,
0.90%, 4/15/18	88	88
Entergy Texas Restoration Funding LLC, Series 2009-A, Class A3,
4.38%, 11/1/23	100	108

		610

Total Asset-Backed Securities (Cost $48,344)		50,297

CORPORATE BONDS - 18.8%
Advertising - 0.0%
Interpublic Group of (The) Cos., Inc.,
2.25%, 11/15/17	135	133
Omnicom Group, Inc.,
6.25%, 7/15/19	300	346
3.63%, 5/1/22	496	481

		960

Aerospace/Defense - 0.4%
Boeing (The) Co.,
3.75%, 11/20/16	400	431
0.95%, 5/15/18	200	192
6.13%, 2/15/33	135	160
6.63%, 2/15/38	100	128
5.88%, 2/15/40	75	89
Boeing Capital Corp.,
2.13%, 8/15/16	275	284
General Dynamics Corp.,
2.25%, 7/15/16	150	155
1.00%, 11/15/17	100	97
3.88%, 7/15/21	250	259
3.60%, 11/15/42	155	127
L-3 Communications Corp.,
3.95%, 11/15/16	150	159
5.20%, 10/15/19	250	270
4.95%, 2/15/21	40	42

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 18.8% continued
Aerospace/Defense - 0.4% continued
Lockheed Martin Corp.,
7.65%, 5/1/16	$100	$115
2.13%, 9/15/16	65	67
4.25%, 11/15/19	500	538
4.07%, 12/15/42	418	365
Northrop Grumman Corp.,
1.75%, 6/1/18	125	122
5.05%, 8/1/19	170	188
5.05%, 11/15/40	250	245
4.75%, 6/1/43	250	237
Raytheon Co.,
4.40%, 2/15/20	510	546
2.50%, 12/15/22	150	137
4.70%, 12/15/41	100	97
United Technologies Corp.,
4.88%, 5/1/15	275	290
1.80%, 6/1/17	500	508
5.38%, 12/15/17	390	444
4.50%, 4/15/20	450	489
7.50%, 9/15/29	100	133
6.05%, 6/1/36	100	117
6.13%, 7/15/38	175	209
4.50%, 6/1/42	700	680

		7,920

Agriculture - 0.3%
Altria Group, Inc.,
9.70%, 11/10/18	341	448
9.25%, 8/6/19	56	74
4.75%, 5/5/21	725	778
2.85%, 8/9/22	100	92
2.95%, 5/2/23	100	91
9.95%, 11/10/38	49	75
10.20%, 2/6/39	33	51
4.25%, 8/9/42	135	115
4.50%, 5/2/43	250	221
5.38%, 1/31/44	120	120
Archer-Daniels-Midland Co.,
5.45%, 3/15/18	175	198
4.48%, 3/1/21	150	158
5.38%, 9/15/35	175	186
5.77%, 3/1/41	130	144
4.02%, 4/16/43	56	48
Bunge Ltd. Finance Corp.,
4.10%, 3/15/16	140	148
3.20%, 6/15/17	250	257
8.50%, 6/15/19	60	74
Lorillard Tobacco Co.,
2.30%, 8/21/17	100	100
Philip Morris International, Inc.,
2.50%, 5/16/16	100	104
1.63%, 3/20/17	500	501
5.65%, 5/16/18	625	718
4.50%, 3/26/20	250	270
4.13%, 5/17/21	250	260
2.90%, 11/15/21	300	286
2.63%, 3/6/23	100	91
6.38%, 5/16/38	280	332
3.88%, 8/21/42	150	127
4.13%, 3/4/43	100	88
4.88%, 11/15/43	100	99
Reynolds American, Inc.,
3.25%, 11/1/22	175	161
4.75%, 11/1/42	205	182
6.15%, 9/15/43	65	70

		6,667

Airlines - 0.0%
Continental Airlines Pass Through Trust, Series 2009-2, Class A,
7.25%, 11/10/19	310	355

Apparel - 0.0%
NIKE, Inc.,
3.63%, 5/1/43	75	63
VF Corp.,
3.50%, 9/1/21	150	150
6.00%, 10/15/33	100	112
6.45%, 11/1/37	30	35

		360

Auto Manufacturers - 0.2%
Daimler Finance North America LLC,
8.50%, 1/18/31	175	254
Ford Motor Co.,
7.45%, 7/16/31	350	429
4.75%, 1/15/43	500	451
PACCAR Financial Corp.,
0.70%, 11/16/15	130	130
0.80%, 2/8/16	70	70
1.15%, 8/16/16	65	65

FIXED INCOME INDEX FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 18.8% continued
Auto Manufacturers - 0.2% continued
1.60%, 3/15/17	$90	$90
Toyota Motor Credit Corp.,
1.00%, 2/17/15	500	503
0.88%, 7/17/15	150	151
2.80%, 1/11/16	300	314
2.00%, 9/15/16	165	170
2.05%, 1/12/17	750	767
1.75%, 5/22/17	150	151
1.25%, 10/5/17	250	245
1.38%, 1/10/18	500	490
2.00%, 10/24/18	150	150
4.50%, 6/17/20	300	325

		4,755

Auto Parts & Equipment - 0.0%
Johnson Controls, Inc.,
2.60%, 12/1/16	75	78
5.00%, 3/30/20	155	169
5.70%, 3/1/41	250	259

		506

Banks - 3.1%
American Express Centurion Bank,
0.88%, 11/13/15	75	75
Bank of America Corp.,
4.50%, 4/1/15	65	68
4.75%, 8/1/15	325	344
1.50%, 10/9/15	165	167
3.63%, 3/17/16	185	195
6.50%, 8/1/16	1,000	1,129
5.75%, 8/15/16	100	110
5.63%, 10/14/16	200	223
3.88%, 3/22/17	150	160
6.00%, 9/1/17	250	285
5.75%, 12/1/17	865	984
2.00%, 1/11/18	1,155	1,153
5.65%, 5/1/18	450	512
7.63%, 6/1/19	540	670
5.63%, 7/1/20	1,000	1,143
5.88%, 1/5/21	440	506
5.00%, 5/13/21	400	437
5.70%, 1/24/22	1,000	1,132
4.10%, 7/24/23	100	100
5.88%, 2/7/42	250	286
Bank of America N.A.,
6.00%, 10/15/36	250	287
Bank of New York Mellon (The) Corp.,
2.95%, 6/18/15	200	207
2.30%, 7/28/16	150	155
5.50%, 12/1/17	100	113
1.30%, 1/25/18	500	487
1.35%, 3/6/18	150	147
5.45%, 5/15/19	75	85
3.55%, 9/23/21	955	977
Bank One Corp.,
7.75%, 7/15/25	54	67
BB&T Corp.,
5.20%, 12/23/15	600	648
3.95%, 4/29/16	250	266
2.15%, 3/22/17	250	253
1.60%, 8/15/17	50	50
1.45%, 1/12/18	80	78
2.05%, 6/19/18	100	99
Capital One Financial Corp.,
2.15%, 3/23/15	180	183
5.50%, 6/1/15	250	266
1.00%, 11/6/15	100	100
3.15%, 7/15/16	195	204
Capital One N.A.,
1.50%, 3/22/18	250	243
Citigroup, Inc.,
2.65%, 3/2/15	150	153
2.25%, 8/7/15	125	128
5.30%, 1/7/16	800	865
1.25%, 1/15/16	250	251
1.30%, 4/1/16	150	150
3.95%, 6/15/16	1,000	1,064
4.45%, 1/10/17	250	271
5.50%, 2/15/17	225	248
6.00%, 8/15/17	100	114
6.13%, 11/21/17	1,075	1,239
1.75%, 5/1/18	150	148
6.13%, 5/15/18	350	405
5.38%, 8/9/20	500	569
4.50%, 1/14/22	735	779
4.05%, 7/30/22	90	89
3.38%, 3/1/23	150	143
3.50%, 5/15/23	190	177

NORTHERN FUNDS QUARTERLY REPORT    9    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 18.8% continued
Banks - 3.1% continued
3.88%, 10/25/23	$200	$197
6.63%, 6/15/32	100	111
6.00%, 10/31/33	350	369
8.13%, 7/15/39	1,180	1,655
5.88%, 1/30/42	30	34
6.68%, 9/13/43	125	144
Fifth Third Bancorp,
5.45%, 1/15/17	75	82
3.50%, 3/15/22	200	195
4.30%, 1/16/24	220	215
8.25%, 3/1/38	275	366
Fifth Third Bank,
0.90%, 2/26/16	250	249
Goldman Sachs Group (The), Inc.,
3.63%, 2/7/16	220	231
5.75%, 10/1/16	250	279
5.63%, 1/15/17	300	331
6.25%, 9/1/17	1,300	1,488
5.95%, 1/18/18	1,435	1,632
6.15%, 4/1/18	815	935
5.38%, 3/15/20	1,295	1,440
5.25%, 7/27/21	540	591
5.75%, 1/24/22	750	844
3.63%, 1/22/23	1,000	968
5.95%, 1/15/27	150	159
6.75%, 10/1/37	1,165	1,296
6.25%, 2/1/41	300	346
HSBC Bank USA N.A.,
4.88%, 8/24/20	300	324
7.00%, 1/15/39	350	438
HSBC USA, Inc.,
2.38%, 2/13/15	150	153
1.63%, 1/16/18	180	177
2.63%, 9/24/18	80	81
JPMorgan Chase & Co.,
5.25%, 5/1/15	350	369
5.15%, 10/1/15	1,050	1,122
1.10%, 10/15/15	250	251
3.15%, 7/5/16	935	980
6.13%, 6/27/17	100	114
2.00%, 8/15/17	125	127
6.00%, 1/15/18	1,610	1,854
1.80%, 1/25/18	1,000	991
1.63%, 5/15/18	200	196
6.30%, 4/23/19	500	590
4.95%, 3/25/20	375	416
4.40%, 7/22/20	300	322
4.63%, 5/10/21	250	270
4.35%, 8/15/21	615	648
3.25%, 9/23/22	210	201
6.40%, 5/15/38	554	661
5.60%, 7/15/41	405	440
5.40%, 1/6/42	100	108
5.63%, 8/16/43	150	159
JPMorgan Chase Bank N.A.,
5.88%, 6/13/16	200	222
6.00%, 10/1/17	650	744
KeyBank N.A.,
5.45%, 3/3/16	100	109
KeyCorp,
3.75%, 8/13/15	250	261
2.30%, 12/13/18	250	248
5.10%, 3/24/21	25	27
Manufacturers & Traders Trust Co.,
6.63%, 12/4/17	250	289
Morgan Stanley,
4.10%, 1/26/15	500	517
5.38%, 10/15/15	200	215
1.75%, 2/25/16	135	137
3.80%, 4/29/16	150	159
5.45%, 1/9/17	325	360
6.25%, 8/28/17	350	400
5.95%, 12/28/17	175	200
6.63%, 4/1/18	1,435	1,679
7.30%, 5/13/19	645	783
5.63%, 9/23/19	475	540
5.50%, 7/28/21	565	631
4.88%, 11/1/22	450	461
3.75%, 2/25/23	700	681
4.10%, 5/22/23	300	290
6.25%, 8/9/26	100	116
6.38%, 7/24/42	300	351
National City Corp.,
4.90%, 1/15/15	200	209
PNC Bank N.A.,
4.88%, 9/21/17	100	110
2.70%, 11/1/22	250	227
2.95%, 1/30/23	250	230

FIXED INCOME INDEX FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 18.8% continued
Banks - 3.1% continued
3.80%, 7/25/23	$250	$242
PNC Financial Services Group (The), Inc.,
2.85%, 11/9/22	100	93
PNC Funding Corp.,
4.25%, 9/21/15	250	265
2.70%, 9/19/16	60	63
6.70%, 6/10/19	600	721
4.38%, 8/11/20	500	535
3.30%, 3/8/22	150	147
State Street Corp.,
3.10%, 5/15/23	225	209
3.70%, 11/20/23	50	50
SunTrust Bank,
7.25%, 3/15/18	125	147
2.75%, 5/1/23	350	317
SunTrust Banks, Inc.,
3.60%, 4/15/16	100	105
2.35%, 11/1/18	25	25
Union Bank N.A.,
2.63%, 9/26/18	250	254
UnionBanCal Corp.,
3.50%, 6/18/22	150	147
US Bancorp,
3.15%, 3/4/15	215	222
2.45%, 7/27/15	70	72
2.20%, 11/15/16	75	77
1.95%, 11/15/18	200	199
4.13%, 5/24/21	200	213
3.00%, 3/15/22	115	111
2.95%, 7/15/22	200	186
US Bank N.A.,
4.80%, 4/15/15	100	105
Wachovia Bank N.A.,
5.85%, 2/1/37	250	285
6.60%, 1/15/38	300	373
Wachovia Corp.,
5.63%, 10/15/16	550	618
5.75%, 6/15/17	350	399
5.75%, 2/1/18	600	692
Wells Fargo & Co.,
1.25%, 2/13/15	500	504
3.63%, 4/15/15	250	260
1.50%, 7/1/15	250	254
5.13%, 9/15/16	475	523
2.63%, 12/15/16	250	262
2.10%, 5/8/17	250	255
5.63%, 12/11/17	445	510
2.15%, 1/15/19	135	135
4.60%, 4/1/21	500	548
3.50%, 3/8/22	1,000	1,000
3.45%, 2/13/23	125	118
4.13%, 8/15/23	200	197
5.38%, 2/7/35	425	450
Wells Fargo Capital X,
5.95%, 12/15/36	100	98

		68,718

Beverages - 0.5%
Anheuser-Busch Cos. LLC,
5.50%, 1/15/18	375	426
5.95%, 1/15/33	100	114
5.75%, 4/1/36	100	112
6.45%, 9/1/37	50	61
Anheuser-Busch InBev Finance, Inc.,
1.25%, 1/17/18	360	352
4.00%, 1/17/43	150	133
Anheuser-Busch InBev Worldwide, Inc.,
2.88%, 2/15/16	75	78
1.38%, 7/15/17	500	499
5.38%, 1/15/20	450	516
2.50%, 7/15/22	60	56
8.20%, 1/15/39	750	1,097
3.75%, 7/15/42	65	55
Beam, Inc.,
5.38%, 1/15/16	86	93
1.88%, 5/15/17	65	65
1.75%, 6/15/18	250	244
Bottling Group LLC,
5.50%, 4/1/16	675	744
Brown-Forman Corp.,
1.00%, 1/15/18	65	63
3.75%, 1/15/43	50	42
Coca-Cola (The) Co.,
0.75%, 3/13/15	150	151
1.80%, 9/1/16	65	67
1.65%, 3/14/18	125	124
1.15%, 4/1/18	250	243
3.15%, 11/15/20	1,115	1,131

NORTHERN FUNDS QUARTERLY REPORT    11    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 18.8% continued
Beverages - 0.5% continued
3.30%, 9/1/21	$250	$250
3.20%, 11/1/23	100	96
Dr Pepper Snapple Group, Inc.,
2.90%, 1/15/16	135	140
2.60%, 1/15/19	80	80
2.00%, 1/15/20	90	85
Molson Coors Brewing Co.,
2.00%, 5/1/17	60	60
5.00%, 5/1/42	100	98
PepsiAmericas, Inc.,
4.88%, 1/15/15	50	52
PepsiCo, Inc.,
3.10%, 1/15/15	450	462
0.75%, 3/5/15	60	60
0.70%, 8/13/15	150	150
0.70%, 2/26/16	150	149
2.50%, 5/10/16	200	208
5.00%, 6/1/18	650	729
4.50%, 1/15/20	300	326
2.75%, 3/5/22	385	366
4.88%, 11/1/40	165	165
4.00%, 3/5/42	50	44
3.60%, 8/13/42	50	41

		10,027

Biotechnology - 0.2%
Amgen, Inc.,
2.30%, 6/15/16	100	103
2.50%, 11/15/16	250	259
5.85%, 6/1/17	375	425
4.10%, 6/15/21	165	172
3.88%, 11/15/21	250	257
6.38%, 6/1/37	100	115
6.40%, 2/1/39	100	114
5.75%, 3/15/40	500	536
5.15%, 11/15/41	250	249
5.65%, 6/15/42	100	106
5.38%, 5/15/43	200	205
Celgene Corp.,
2.30%, 8/15/18	35	35
5.25%, 8/15/43	85	86
Genentech, Inc.,
4.75%, 7/15/15	150	159
Gilead Sciences, Inc.,
3.05%, 12/1/16	100	106
4.50%, 4/1/21	200	213
5.65%, 12/1/41	330	367

		3,507

Building Materials - 0.0%
CRH America, Inc.,
6.00%, 9/30/16	100	112
Martin Marietta Materials, Inc.,
6.60%, 4/15/18	100	114
Owens Corning, Inc.,
4.20%, 12/15/22	190	181

		407

Chemicals - 0.4%
Air Products & Chemicals, Inc.,
2.00%, 8/2/16	145	148
1.20%, 10/15/17	250	245
2.75%, 2/3/23	250	230
Airgas, Inc.,
1.65%, 2/15/18	250	244
2.90%, 11/15/22	150	136
Cabot Corp.,
5.00%, 10/1/16	250	274
2.55%, 1/15/18	300	300
CF Industries, Inc.,
6.88%, 5/1/18	300	348
3.45%, 6/1/23	110	100
Dow Chemical (The) Co.,
5.70%, 5/15/18	29	33
4.13%, 11/15/21	200	207
3.00%, 11/15/22	100	93
7.38%, 11/1/29	100	129
9.40%, 5/15/39	300	448
5.25%, 11/15/41	400	399
E.I. du Pont de Nemours & Co.,
3.25%, 1/15/15	350	360
5.25%, 12/15/16	400	449
6.00%, 7/15/18	615	714
2.80%, 2/15/23	200	183
6.50%, 1/15/28	100	121
Eastman Chemical Co.,
2.40%, 6/1/17	560	566
4.80%, 9/1/42	200	189
Ecolab, Inc.,
1.00%, 8/9/15	75	75

FIXED INCOME INDEX FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 18.8% continued
Chemicals - 0.4% continued
3.00%, 12/8/16	$175	$183
1.45%, 12/8/17	100	98
4.35%, 12/8/21	250	259
5.50%, 12/8/41	105	112
Lubrizol Corp.,
6.50%, 10/1/34	50	60
Monsanto Co.,
2.75%, 4/15/16	50	52
5.13%, 4/15/18	240	269
2.20%, 7/15/22	65	59
5.50%, 8/15/25	50	56
5.88%, 4/15/38	256	292
Mosaic (The) Co.,
5.45%, 11/15/33	30	31
4.88%, 11/15/41	100	91
PPG Industries, Inc.,
1.90%, 1/15/16	50	51
6.65%, 3/15/18	220	254
2.70%, 8/15/22	60	55
7.70%, 3/15/38	200	260
Praxair, Inc.,
1.05%, 11/7/17	85	83
1.25%, 11/7/18	150	143
4.50%, 8/15/19	400	443
4.05%, 3/15/21	100	104
2.45%, 2/15/22	250	230
2.20%, 8/15/22	150	133
3.55%, 11/7/42	125	102
Rohm & Haas Co.,
6.00%, 9/15/17	72	82
Sherwin-Williams (The) Co.,
1.35%, 12/15/17	100	97
Westlake Chemical Corp.,
3.60%, 7/15/22	65	62

		9,652

Commercial Services - 0.1%
Board of Trustees of The Leland Stanford Junior University (The),
4.75%, 5/1/19	200	225
California Institute of Technology,
4.70%, 11/1/11(1)	110	93
Catholic Health Initiatives,
1.60%, 11/1/17	85	82
Equifax, Inc.,
3.30%, 12/15/22	365	337
George Washington University (The),
3.49%, 9/15/22	50	48
Johns Hopkins University,
4.08%, 7/1/53	100	86
Leidos Holdings, Inc.,
4.45%, 12/1/20	140	140
5.95%, 12/1/40	200	191
Massachusetts Institute of Technology,
5.60%, 7/1/11(1)	190	216
McGraw Hill Financial, Inc.,
5.90%, 11/15/17	75	81
Moody’s Corp.,
4.88%, 2/15/24	250	250
Northwestern University,
4.64%, 12/1/44	50	49
Princeton University,
4.95%, 3/1/19	100	113
Trustees of Dartmouth College,
4.75%, 6/1/19	170	189
University of Pennsylvania,
4.67%, 9/1/12(2)	100	89
Vanderbilt University,
5.25%, 4/1/19	100	113
Western Union (The) Co.,
5.93%, 10/1/16	355	395
6.20%, 11/17/36	50	47
6.20%, 6/21/40	70	64

		2,808

Computers - 0.3%
Apple, Inc.,
0.45%, 5/3/16	360	357
2.40%, 5/3/23	500	450
3.85%, 5/4/43	230	192
Computer Sciences Corp.,
2.50%, 9/15/15	65	66
EMC Corp.,
1.88%, 6/1/18	375	371
3.38%, 6/1/23	300	288
Hewlett-Packard Co.,
2.13%, 9/13/15	450	458
2.65%, 6/1/16	250	258
2.60%, 9/15/17	250	254

NORTHERN FUNDS QUARTERLY REPORT    13    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 18.8% continued
Computers - 0.3% continued
4.38%, 9/15/21	$540	$550
6.00%, 9/15/41	275	276
International Business Machines Corp.,
0.75%, 5/11/15	100	100
1.25%, 2/6/17	250	249
5.70%, 9/14/17	1,910	2,193
1.25%, 2/8/18	115	113
8.38%, 11/1/19	50	65
1.63%, 5/15/20	300	281
2.90%, 11/1/21	200	192
1.88%, 8/1/22	200	175
3.38%, 8/1/23	250	244
6.50%, 1/15/28	100	122
5.60%, 11/30/39	275	308
NetApp, Inc.,
3.25%, 12/15/22	150	135

		7,697

Cosmetics/Personal Care - 0.1%
Colgate-Palmolive Co.,
0.90%, 5/1/18	250	239
2.30%, 5/3/22	165	151
1.95%, 2/1/23	250	217
Estee Lauder (The) Cos., Inc.,
2.35%, 8/15/22	50	45
6.00%, 5/15/37	100	113
Procter & Gamble (The) Co.,
4.85%, 12/15/15	1,208	1,307
1.45%, 8/15/16	50	51
4.70%, 2/15/19	200	223
2.30%, 2/6/22	215	202
3.10%, 8/15/23	250	241
5.80%, 8/15/34	100	115
5.55%, 3/5/37	50	57

		2,961

Distribution/Wholesale - 0.0%
Arrow Electronics, Inc.,
3.00%, 3/1/18	85	85

Diversified Financial Services - 1.5%
Air Lease Corp.,
3.38%, 1/15/19	65	65
American Express Co.,
6.15%, 8/28/17	800	923
7.00%, 3/19/18	300	358
2.65%, 12/2/22	632	586
American Express Credit Corp.,
1.75%, 6/12/15	350	356
1.30%, 7/29/16	145	146
2.80%, 9/19/16	1,250	1,306
2.38%, 3/24/17	250	257
American Honda Finance Corp.,
2.13%, 10/10/18	75	75
Ameriprise Financial, Inc.,
7.30%, 6/28/19	75	92
5.30%, 3/15/20	95	107
4.00%, 10/15/23	250	249
Bear Stearns (The) Cos. LLC,
5.30%, 10/30/15	850	917
5.55%, 1/22/17	50	56
6.40%, 10/2/17	150	174
7.25%, 2/1/18	535	641
BlackRock, Inc.,
1.38%, 6/1/15	170	172
5.00%, 12/10/19	130	147
4.25%, 5/24/21	150	159
3.38%, 6/1/22	250	247
Charles Schwab (The) Corp.,
0.85%, 12/4/15	90	90
2.20%, 7/25/18	35	35
4.45%, 7/22/20	250	270
CME Group, Inc.,
5.30%, 9/15/43	125	131
Credit Suisse USA, Inc.,
4.88%, 1/15/15	375	392
Ford Motor Credit Co. LLC,
2.50%, 1/15/16	500	513
4.21%, 4/15/16	1,000	1,066
4.25%, 2/3/17	1,000	1,076
3.00%, 6/12/17	640	665
2.88%, 10/1/18	200	205
5.88%, 8/2/21	500	567
4.25%, 9/20/22	300	301
General Electric Capital Corp.,
4.88%, 3/4/15	350	368
1.63%, 7/2/15	150	152
5.00%, 1/8/16	100	108

FIXED INCOME INDEX FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 18.8% continued
Diversified Financial Services - 1.5% continued
2.95%, 5/9/16	$200	$209
2.90%, 1/9/17	750	783
2.30%, 4/27/17	250	257
5.63%, 9/15/17	1,175	1,337
1.60%, 11/20/17	135	134
1.63%, 4/2/18	250	247
5.63%, 5/1/18	2,575	2,957
2.10%, 12/11/19	125	122
5.50%, 1/8/20	200	229
4.63%, 1/7/21	1,400	1,527
3.15%, 9/7/22	750	726
3.10%, 1/9/23	500	474
6.75%, 3/15/32	150	186
6.15%, 8/7/37	150	175
5.88%, 1/14/38	600	683
6.88%, 1/10/39	550	707
6.38%, 11/15/67	250	271
HSBC Finance Corp.,
5.50%, 1/19/16	650	705
6.68%, 1/15/21	500	575
Jefferies Group LLC,
8.50%, 7/15/19	50	61
5.13%, 1/20/23	315	319
John Deere Capital Corp.,
2.95%, 3/9/15	350	360
0.88%, 4/17/15	150	151
0.95%, 6/29/15	150	151
0.75%, 1/22/16	25	25
2.25%, 6/7/16	250	258
1.85%, 9/15/16	200	205
2.00%, 1/13/17	115	117
1.40%, 3/15/17	250	249
1.20%, 10/10/17	250	244
1.30%, 3/12/18	250	244
5.75%, 9/10/18	200	232
1.70%, 1/15/20	150	141
3.15%, 10/15/21	250	246
2.80%, 1/27/23	150	140
Merrill Lynch & Co., Inc.,
6.05%, 5/16/16	600	660
6.40%, 8/28/17	200	231
6.88%, 4/25/18	505	597
6.88%, 11/15/18	275	327
6.11%, 1/29/37	150	162
7.75%, 5/14/38	275	355
National Rural Utilities Cooperative Finance Corp.,
1.90%, 11/1/15	250	256
5.45%, 4/10/17	300	334
3.05%, 2/15/22	35	34
8.00%, 3/1/32	50	67
Private Export Funding Corp.,
1.45%, 8/15/19	2,000	1,902

		33,344

Electric - 1.7%
Alabama Power Co.,
0.55%, 10/15/15	60	60
6.13%, 5/15/38	50	59
5.50%, 3/15/41	150	164
4.10%, 1/15/42	75	67
3.85%, 12/1/42	60	51
Ameren Illinois Co.,
2.70%, 9/1/22	250	234
American Electric Power Co., Inc.,
1.65%, 12/15/17	40	39
Appalachian Power Co.,
4.60%, 3/30/21	250	268
7.00%, 4/1/38	75	91
Arizona Public Service Co.,
4.50%, 4/1/42	230	220
Baltimore Gas & Electric Co.,
5.90%, 10/1/16	50	56
3.50%, 11/15/21	275	273
CenterPoint Energy Houston Electric LLC,
2.25%, 8/1/22	105	95
Cleveland Electric Illuminating (The) Co.,
5.70%, 4/1/17	130	141
CMS Energy Corp.,
6.25%, 2/1/20	200	231
4.70%, 3/31/43	40	37
Commonwealth Edison Co.,
5.95%, 8/15/16	125	140
1.95%, 9/1/16	100	102
6.15%, 9/15/17	225	260
5.80%, 3/15/18	300	345
6.45%, 1/15/38	200	242
3.80%, 10/1/42	90	77
4.60%, 8/15/43	100	97

NORTHERN FUNDS QUARTERLY REPORT    15    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 18.8% continued
Electric - 1.7% continued
Connecticut Light & Power (The) Co.,
2.50%, 1/15/23	$420	$384
Consolidated Edison Co. of New York, Inc.,
4.45%, 6/15/20	250	270
5.30%, 3/1/35	150	161
5.85%, 3/15/36	100	114
6.20%, 6/15/36	200	235
6.75%, 4/1/38	100	126
5.50%, 12/1/39	85	94
5.70%, 6/15/40	100	114
Constellation Energy Group, Inc.,
4.55%, 6/15/15	100	105
7.60%, 4/1/32	100	118
Consumers Energy Co.,
5.50%, 8/15/16	125	139
6.13%, 3/15/19	200	236
2.85%, 5/15/22	545	519
Delmarva Power & Light Co.,
4.00%, 6/1/42	200	177
Dominion Resources, Inc.,
5.15%, 7/15/15	50	53
1.95%, 8/15/16	200	203
1.40%, 9/15/17	150	147
6.00%, 11/30/17	100	114
6.40%, 6/15/18	20	23
5.25%, 8/1/33	250	264
5.95%, 6/15/35	250	276
7.00%, 6/15/38	20	25
4.90%, 8/1/41	35	34
4.05%, 9/15/42	100	85
DTE Electric Co.,
5.60%, 6/15/18	125	142
5.70%, 10/1/37	50	56
3.95%, 6/15/42	100	88
DTE Energy Co.,
6.38%, 4/15/33	50	57
Duke Energy Carolinas LLC,
5.30%, 10/1/15	100	108
1.75%, 12/15/16	70	71
5.25%, 1/15/18	200	226
5.10%, 4/15/18	65	73
3.90%, 6/15/21	50	52
6.45%, 10/15/32	106	125
6.10%, 6/1/37	150	172
6.00%, 1/15/38	35	41
6.05%, 4/15/38	175	208
Duke Energy Corp.,
1.63%, 8/15/17	100	99
6.25%, 6/15/18	100	116
Duke Energy Florida, Inc.,
0.65%, 11/15/15	100	100
5.80%, 9/15/17	50	57
5.65%, 6/15/18	225	258
3.10%, 8/15/21	25	25
6.35%, 9/15/37	50	61
6.40%, 6/15/38	285	351
Duke Energy Indiana, Inc.,
6.45%, 4/1/39	250	309
4.20%, 3/15/42	100	92
Duke Energy Ohio, Inc.,
3.80%, 9/1/23	130	130
Duke Energy Progress, Inc.,
5.30%, 1/15/19	150	171
3.00%, 9/15/21	150	147
2.80%, 5/15/22	100	95
4.10%, 3/15/43	200	184
Entergy Corp.,
4.70%, 1/15/17	125	134
Entergy Louisiana LLC,
6.50%, 9/1/18	100	117
5.40%, 11/1/24	150	167
Entergy Texas, Inc.,
7.13%, 2/1/19	250	294
Exelon Corp.,
5.63%, 6/15/35	75	74
Exelon Generation Co. LLC,
5.20%, 10/1/19	225	243
4.25%, 6/15/22	250	240
Florida Power & Light Co.,
5.55%, 11/1/17	225	256
5.65%, 2/1/37	350	394
5.95%, 2/1/38	150	176
5.69%, 3/1/40	400	458
4.13%, 2/1/42	250	230
4.05%, 6/1/42	100	91
Georgia Power Co.,
0.75%, 8/10/15	100	100

FIXED INCOME INDEX FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 18.8% continued
Electric - 1.7% continued
0.63%, 11/15/15	$65	$65
4.25%, 12/1/19	500	544
2.85%, 5/15/22	100	94
4.30%, 3/15/42	60	54
4.30%, 3/15/43	100	90
Interstate Power & Light Co.,
4.70%, 10/15/43	50	49
Kansas City Power & Light Co.,
3.15%, 3/15/23	500	464
5.30%, 10/1/41	50	50
MidAmerican Energy Co.,
5.30%, 3/15/18	500	567
4.80%, 9/15/43	100	102
MidAmerican Energy Holdings Co.,
6.13%, 4/1/36	600	682
6.50%, 9/15/37	200	232
Midamerican Funding LLC,
6.93%, 3/1/29	50	60
Mississippi Power Co.,
4.25%, 3/15/42	100	87
Nevada Power Co.,
6.65%, 4/1/36	100	122
5.45%, 5/15/41	35	38
NextEra Energy Capital Holdings, Inc.,
1.20%, 6/1/15	50	50
6.65%, 6/15/67	25	26
Nisource Finance Corp.,
5.25%, 9/15/17	450	497
5.45%, 9/15/20	200	222
4.45%, 12/1/21	165	167
5.95%, 6/15/41	100	104
5.25%, 2/15/43	100	97
4.80%, 2/15/44	80	72
Northeast Utilities,
1.45%, 5/1/18	90	87
Northern States Power Co.,
5.25%, 3/1/18	125	141
6.25%, 6/1/36	100	121
5.35%, 11/1/39	65	71
NSTAR Electric Co.,
2.38%, 10/15/22	100	91
Oglethorpe Power Corp.,
5.38%, 11/1/40	150	154
4.20%, 12/1/42	100	87
Ohio Power Co.,
6.60%, 2/15/33	100	116
Oncor Electric Delivery Co. LLC,
6.80%, 9/1/18	225	264
4.10%, 6/1/22	250	251
7.25%, 1/15/33	200	251
7.50%, 9/1/38	145	189
Pacific Gas & Electric Co.,
5.63%, 11/30/17	660	748
4.25%, 5/15/21	150	158
3.25%, 9/15/21	45	44
2.45%, 8/15/22	100	90
6.05%, 3/1/34	550	630
5.80%, 3/1/37	100	110
5.40%, 1/15/40	160	170
3.75%, 8/15/42	50	42
4.60%, 6/15/43	125	119
PacifiCorp,
2.95%, 2/1/22	100	96
5.25%, 6/15/35	50	53
6.10%, 8/1/36	200	234
6.25%, 10/15/37	275	328
6.00%, 1/15/39	60	70
Peco Energy Co.,
5.35%, 3/1/18	25	28
4.80%, 10/15/43	100	102
Pennsylvania Electric Co.,
6.05%, 9/1/17	300	334
PPL Capital Funding, Inc.,
4.20%, 6/15/22	50	50
3.50%, 12/1/22	35	33
PPL Electric Utilities Corp.,
3.00%, 9/15/21	250	246
2.50%, 9/1/22	50	46
6.25%, 5/15/39	275	329
5.20%, 7/15/41	35	37
PPL Energy Supply LLC,
6.50%, 5/1/18	100	111
Progress Energy, Inc.,
3.15%, 4/1/22	160	154
7.75%, 3/1/31	50	64
6.00%, 12/1/39	450	505
PSEG Power LLC,
5.50%, 12/1/15	175	190

NORTHERN FUNDS QUARTERLY REPORT    17    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 18.8% continued
Electric - 1.7% continued
2.75%, 9/15/16	$35	$36
2.45%, 11/15/18	35	35
Public Service Co. of Colorado,
3.20%, 11/15/20	1,000	1,005
2.25%, 9/15/22	100	91
2.50%, 3/15/23	150	137
Public Service Co. of Oklahoma,
4.40%, 2/1/21	50	53
6.63%, 11/15/37	125	145
Public Service Electric & Gas Co.,
5.30%, 5/1/18	575	650
2.30%, 9/15/18	165	166
5.38%, 11/1/39	250	273
3.95%, 5/1/42	50	45
3.65%, 9/1/42	30	25
Puget Sound Energy, Inc.,
5.48%, 6/1/35	25	27
6.27%, 3/15/37	75	89
5.80%, 3/15/40	250	285
5.64%, 4/15/41	80	90
San Diego Gas & Electric Co.,
3.00%, 8/15/21	65	64
3.60%, 9/1/23	200	200
6.13%, 9/15/37	50	60
4.50%, 8/15/40	150	148
3.95%, 11/15/41	100	90
4.30%, 4/1/42	150	143
SCANA Corp.,
4.75%, 5/15/21	75	77
4.13%, 2/1/22	135	131
Sierra Pacific Power Co.,
6.00%, 5/15/16	250	279
3.38%, 8/15/23	160	155
South Carolina Electric & Gas Co.,
5.25%, 11/1/18	116	132
6.05%, 1/15/38	265	310
4.35%, 2/1/42	115	107
Southern (The) Co.,
2.38%, 9/15/15	250	256
1.95%, 9/1/16	200	204
2.45%, 9/1/18	35	36
Southern California Edison Co.,
5.50%, 8/15/18	100	115
3.88%, 6/1/21	150	158
6.65%, 4/1/29	300	356
6.00%, 1/15/34	100	118
5.55%, 1/15/37	275	304
5.95%, 2/1/38	100	116
6.05%, 3/15/39	50	59
5.50%, 3/15/40	150	166
3.90%, 3/15/43	150	132
Southern Power Co.,
4.88%, 7/15/15	150	159
5.25%, 7/15/43	60	60
Southwestern Electric Power Co.,
5.88%, 3/1/18	400	449
3.55%, 2/15/22	150	147
6.20%, 3/15/40	200	218
Southwestern Public Service Co.,
6.00%, 10/1/36	100	111
System Energy Resources, Inc.,
4.10%, 4/1/23	160	156
Tampa Electric Co.,
2.60%, 9/15/22	220	203
4.10%, 6/15/42	50	45
Union Electric Co.,
6.40%, 6/15/17	400	459
3.90%, 9/15/42	50	44
Virginia Electric and Power Co.,
1.20%, 1/15/18	75	73
5.40%, 4/30/18	425	482
2.95%, 1/15/22	95	92
6.00%, 1/15/36	50	58
8.88%, 11/15/38	300	463
4.65%, 8/15/43	150	149
Westar Energy, Inc.,
4.13%, 3/1/42	215	196
4.10%, 4/1/43	60	54
4.63%, 9/1/43	150	148
Western Massachusetts Electric Co.,
3.50%, 9/15/21	85	84
Wisconsin Electric Power Co.,
5.70%, 12/1/36	150	169
Wisconsin Power & Light Co.,
2.25%, 11/15/22	300	268
Wisconsin Public Service Corp.,
4.75%, 11/1/44	100	101

FIXED INCOME INDEX FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 18.8% continued
Electric - 1.7% continued
Xcel Energy, Inc.,
4.70%, 5/15/20	$100	$110
6.50%, 7/1/36	100	119

		37,117

Electrical Components & Equipment - 0.0%
Emerson Electric Co.,
4.75%, 10/15/15	100	107
5.38%, 10/15/17	100	114
5.25%, 10/15/18	325	369
2.63%, 2/15/23	85	79
6.00%, 8/15/32	25	28
6.13%, 4/15/39	50	59

		756

Electronics - 0.1%
Agilent Technologies, Inc.,
5.50%, 9/14/15	700	755
3.20%, 10/1/22	225	206
3.88%, 7/15/23	250	237
Honeywell International, Inc.,
5.30%, 3/15/17	200	223
5.30%, 3/1/18	290	328
5.70%, 3/15/37	125	141
Thermo Fisher Scientific, Inc.,
3.20%, 5/1/15	320	330
2.25%, 8/15/16	100	102
1.85%, 1/15/18	115	114
3.60%, 8/15/21	250	248

		2,684

Engineering & Construction - 0.0%
ABB Finance USA, Inc.,
1.63%, 5/8/17	90	90

Environmental Control - 0.1%
Republic Services, Inc.,
3.80%, 5/15/18	165	175
5.50%, 9/15/19	220	247
5.00%, 3/1/20	400	439
5.25%, 11/15/21	500	545
3.55%, 6/1/22	100	96
Waste Management, Inc.,
2.60%, 9/1/16	35	36
6.10%, 3/15/18	250	288
2.90%, 9/15/22	110	102
7.10%, 8/1/26	125	151
6.13%, 11/30/39	400	457

		2,536

Food - 0.5%
Campbell Soup Co.,
4.25%, 4/15/21	150	153
2.50%, 8/2/22	55	49
3.80%, 8/2/42	40	31
ConAgra Foods, Inc.,
1.30%, 1/25/16	130	130
7.00%, 4/15/19	300	356
3.25%, 9/15/22	55	52
3.20%, 1/25/23	150	139
7.00%, 10/1/28	100	117
4.65%, 1/25/43	215	198
General Mills, Inc.,
5.20%, 3/17/15	500	527
0.88%, 1/29/16	25	25
3.15%, 12/15/21	500	489
5.40%, 6/15/40	70	74
Hershey (The) Co.,
1.50%, 11/1/16	250	252
Ingredion, Inc.,
1.80%, 9/25/17	155	151
Kellogg Co.,
1.88%, 11/17/16	55	56
1.75%, 5/17/17	75	75
3.25%, 5/21/18	130	135
2.75%, 3/1/23	350	316
7.45%, 4/1/31	300	378
Kraft Foods Group, Inc.,
1.63%, 6/4/15	100	101
3.50%, 6/6/22	1,130	1,101
5.00%, 6/4/42	205	202
Kroger (The) Co.,
3.90%, 10/1/15	80	84
2.20%, 1/15/17	190	192
6.15%, 1/15/20	25	28
3.40%, 4/15/22	400	388
7.50%, 4/1/31	200	243
6.90%, 4/15/38	100	116
Mondelez International, Inc.,
4.13%, 2/9/16	500	530

NORTHERN FUNDS QUARTERLY REPORT    19    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 18.8% continued
Food - 0.5% continued
6.50%, 11/1/31	$150	$171
7.00%, 8/11/37	100	122
6.88%, 2/1/38	100	122
6.88%, 1/26/39	100	122
6.50%, 2/9/40	500	598
Safeway, Inc.,
3.40%, 12/1/16	165	172
6.35%, 8/15/17	275	308
5.00%, 8/15/19	235	250
3.95%, 8/15/20	100	100
Sysco Corp.,
2.60%, 6/12/22	95	87
6.63%, 3/17/39	200	245
Tyson Foods, Inc.,
4.50%, 6/15/22	300	305
Unilever Capital Corp.,
0.45%, 7/30/15	500	500
4.25%, 2/10/21	250	268
5.90%, 11/15/32	125	154

		10,212

Forest Products & Paper - 0.1%
Domtar Corp.,
6.75%, 2/15/44	100	102
Georgia-Pacific LLC,
7.75%, 11/15/29	500	633
International Paper Co.,
5.30%, 4/1/15	100	105
7.95%, 6/15/18	325	395
7.50%, 8/15/21	350	429
4.75%, 2/15/22	125	131
7.30%, 11/15/39	45	56
6.00%, 11/15/41	250	271
Westvaco Corp.,
7.95%, 2/15/31	100	116

		2,238

Gas - 0.1%
AGL Capital Corp.,
3.50%, 9/15/21	150	149
5.88%, 3/15/41	100	110
Atmos Energy Corp.,
4.15%, 1/15/43	250	225
CenterPoint Energy, Inc.,
6.50%, 5/1/18	40	47
KeySpan Corp.,
5.80%, 4/1/35	175	184
National Fuel Gas Co.,
4.90%, 12/1/21	150	156
3.75%, 3/1/23	250	236
Sempra Energy,
2.30%, 4/1/17	80	81
6.15%, 6/15/18	400	459
2.88%, 10/1/22	60	55
6.00%, 10/15/39	250	275
Southern California Gas Co.,
5.75%, 11/15/35	150	173
3.75%, 9/15/42	75	66
Southern Union Co.,
8.25%, 11/15/29	25	29

		2,245

Hand/Machine Tools - 0.0%
Kennametal, Inc.,
2.65%, 11/1/19	100	97
Stanley Black & Decker, Inc.,
3.40%, 12/1/21	265	260
2.90%, 11/1/22	65	61

		418

Healthcare - Products - 0.3%
Baxter International, Inc.,
4.63%, 3/15/15	100	105
0.95%, 6/1/16	110	110
1.85%, 1/15/17	100	101
5.38%, 6/1/18	225	255
2.40%, 8/15/22	200	181
6.25%, 12/1/37	30	36
3.65%, 8/15/42	30	25
4.50%, 6/15/43	125	121
Becton Dickinson and Co.,
1.75%, 11/8/16	250	255
3.25%, 11/12/20	430	429
3.13%, 11/8/21	150	145
6.00%, 5/15/39	290	336
Boston Scientific Corp.,
2.65%, 10/1/18	80	81
7.38%, 1/15/40	100	124
CareFusion Corp.,
6.38%, 8/1/19	125	142

FIXED INCOME INDEX FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 18.8% continued
Healthcare - Products - 0.3% continued
3.30%, 3/1/23(3) (4)	$130	$119
CR Bard, Inc.,
1.38%, 1/15/18	160	154
Life Technologies Corp.,
3.50%, 1/15/16	250	260
6.00%, 3/1/20	500	575
Medtronic, Inc.,
3.00%, 3/15/15	250	258
4.75%, 9/15/15	200	214
4.13%, 3/15/21	500	523
3.13%, 3/15/22	150	146
2.75%, 4/1/23	80	74
6.50%, 3/15/39	100	122
5.55%, 3/15/40	200	218
4.50%, 3/15/42	100	95
St. Jude Medical, Inc.,
2.50%, 1/15/16	150	154
3.25%, 4/15/23	140	131
4.75%, 4/15/43	150	142
Stryker Corp.,
2.00%, 9/30/16	125	128
4.10%, 4/1/43	50	44
Zimmer Holdings, Inc.,
3.38%, 11/30/21	250	239
5.75%, 11/30/39	100	110

		6,152

Healthcare - Services - 0.3%
Aetna, Inc.,
1.75%, 5/15/17	50	50
1.50%, 11/15/17	100	98
3.95%, 9/1/20	375	392
4.13%, 6/1/21	250	262
6.75%, 12/15/37	150	183
4.50%, 5/15/42	100	93
Cigna Corp.,
6.15%, 11/15/36	45	51
5.38%, 2/15/42	110	114
Humana, Inc.,
3.15%, 12/1/22	85	79
8.15%, 6/15/38	200	264
4.63%, 12/1/42	100	90
Laboratory Corp. of America Holdings,
2.50%, 11/1/18	135	133
Memorial Sloan-Kettering Cancer Center,
4.13%, 7/1/52	100	82
Quest Diagnostics, Inc.,
5.45%, 11/1/15	250	269
6.40%, 7/1/17	100	114
4.75%, 1/30/20	340	354
5.75%, 1/30/40	185	181
UnitedHealth Group, Inc.,
1.88%, 11/15/16	125	128
1.40%, 10/15/17	85	84
1.63%, 3/15/19	210	202
4.70%, 2/15/21	300	327
2.88%, 3/15/22	800	761
5.80%, 3/15/36	250	275
6.63%, 11/15/37	430	520
6.88%, 2/15/38	100	125
5.70%, 10/15/40	135	148
Ventas Realty L.P.,
5.70%, 9/30/43	100	102
WellPoint, Inc.,
5.25%, 1/15/16	550	595
2.38%, 2/15/17	200	202
5.88%, 6/15/17	350	395
1.88%, 1/15/18	205	203
2.30%, 7/15/18	165	164
3.70%, 8/15/21	320	319
3.13%, 5/15/22	100	94
3.30%, 1/15/23	300	280

		7,733

Home Furnishings - 0.0%
Whirlpool Corp.,
4.85%, 6/15/21	100	105
4.70%, 6/1/22	100	104
3.70%, 3/1/23	100	96

		305

Household Products/Wares - 0.1%
Clorox (The) Co.,
5.00%, 1/15/15	75	78
5.95%, 10/15/17	25	29
3.05%, 9/15/22	250	234
Kimberly-Clark Corp.,
6.13%, 8/1/17	50	58

NORTHERN FUNDS QUARTERLY REPORT    21    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 18.8% continued
Household Products/Wares - 0.1% continued
6.25%, 7/15/18	$150	$176
2.40%, 3/1/22	50	46
6.63%, 8/1/37	350	439
3.70%, 6/1/43	100	84

		1,144

Housewares - 0.0%
Newell Rubbermaid, Inc.,
2.00%, 6/15/15	50	50
4.70%, 8/15/20	200	210

		260

Insurance - 0.9%
ACE INA Holdings, Inc.,
5.80%, 3/15/18	300	342
5.90%, 6/15/19	355	414
6.70%, 5/15/36	50	63
4.15%, 3/13/43	100	91
Aflac, Inc.,
8.50%, 5/15/19	500	639
6.90%, 12/17/39	80	98
6.45%, 8/15/40	55	65
Alleghany Corp.,
4.95%, 6/27/22	55	57
Allstate (The) Corp.,
5.55%, 5/9/35	50	55
6.13%, 5/15/37	100	104
5.20%, 1/15/42	225	228
6.50%, 5/15/57	225	234
American International Group, Inc.,
3.80%, 3/22/17	60	64
5.45%, 5/18/17	625	699
5.85%, 1/16/18	225	258
8.25%, 8/15/18	150	188
3.38%, 8/15/20	300	302
4.88%, 6/1/22	700	752
4.13%, 2/15/24	165	164
6.25%, 5/1/36	350	406
8.18%, 5/15/58	440	532
Assurant, Inc.,
2.50%, 3/15/18	50	49
Berkshire Hathaway Finance Corp.,
4.85%, 1/15/15	575	602
1.30%, 5/15/18	65	63
5.40%, 5/15/18	300	345
5.75%, 1/15/40	255	282
4.40%, 5/15/42	100	91
4.30%, 5/15/43	125	113
Berkshire Hathaway, Inc.,
3.20%, 2/11/15	500	515
0.80%, 2/11/16	40	40
1.90%, 1/31/17	125	128
4.50%, 2/11/43	300	277
Chubb (The) Corp.,
5.75%, 5/15/18	325	374
6.00%, 5/11/37	50	58
6.50%, 5/15/38	85	105
CNA Financial Corp.,
7.35%, 11/15/19	250	303
Genworth Holdings, Inc.,
6.52%, 5/22/18	50	57
7.20%, 2/15/21	600	697
Hartford Financial Services Group, Inc.,
5.50%, 3/30/20	250	281
5.13%, 4/15/22	145	158
5.95%, 10/15/36	285	316
Infinity Property & Casualty Corp.,
5.00%, 9/19/22	115	115
ING US, Inc.,
2.90%, 2/15/18	50	51
Lincoln National Corp.,
4.20%, 3/15/22	165	168
4.00%, 9/1/23	100	99
6.15%, 4/7/36	150	170
6.30%, 10/9/37	100	115
7.00%, 5/17/66	500	509
Loews Corp.,
2.63%, 5/15/23	250	224
4.13%, 5/15/43	75	64
Markel Corp.,
4.90%, 7/1/22	250	260
Marsh & McLennan Cos., Inc.,
5.75%, 9/15/15	103	111
MetLife, Inc.,
5.00%, 6/15/15	825	876
6.75%, 6/1/16	170	193
3.05%, 12/15/22	200	186
4.37%, 9/15/23	150	153
6.38%, 6/15/34	150	177

FIXED INCOME INDEX FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 18.8% continued
Insurance - 0.9% continued
5.70%, 6/15/35	$700	$764
6.40%, 12/15/36	150	154
Primerica, Inc.,
4.75%, 7/15/22	100	103
Principal Financial Group, Inc.,
1.85%, 11/15/17	65	64
6.05%, 10/15/36	60	68
4.63%, 9/15/42	40	38
Progressive (The) Corp.,
3.75%, 8/23/21	330	336
Protective Life Corp.,
7.38%, 10/15/19	300	366
8.45%, 10/15/39	425	541
Prudential Financial, Inc.,
3.88%, 1/14/15	200	207
6.00%, 12/1/17	425	489
7.38%, 6/15/19	500	614
5.38%, 6/21/20	175	198
5.75%, 7/15/33	50	54
6.63%, 12/1/37	200	240
8.88%, 6/15/38	50	61
5.63%, 6/15/43	200	196
Reinsurance Group of America, Inc.,
6.45%, 11/15/19	500	577
Torchmark Corp.,
3.80%, 9/15/22	420	408
Transatlantic Holdings, Inc.,
8.00%, 11/30/39	70	87
Travelers (The) Cos., Inc.,
5.50%, 12/1/15	150	164
5.80%, 5/15/18	375	432
6.25%, 6/15/37	375	450
5.35%, 11/1/40	25	27
4.60%, 8/1/43	75	73

		20,791

Internet - 0.1%
Amazon.com, Inc.,
1.20%, 11/29/17	315	308
eBay, Inc.,
0.70%, 7/15/15	75	75
1.63%, 10/15/15	250	255
4.00%, 7/15/42	235	199
Google, Inc.,
3.63%, 5/19/21	250	261
Symantec Corp.,
2.75%, 6/15/17	410	414
4.20%, 9/15/20	200	203

		1,715

Iron/Steel - 0.1%
Allegheny Technologies, Inc.,
5.95%, 1/15/21	125	130
Cliffs Natural Resources, Inc.,
6.25%, 10/1/40	200	170
Nucor Corp.,
5.85%, 6/1/18	200	226
4.00%, 8/1/23	250	244
6.40%, 12/1/37	150	167
5.20%, 8/1/43	125	122

		1,059

Lodging - 0.1%
Hyatt Hotels Corp.,
3.38%, 7/15/23	105	96
Marriott International, Inc.,
3.00%, 3/1/19	250	252
3.38%, 10/15/20	125	124
3.25%, 9/15/22	50	47
Starwood Hotels & Resorts Worldwide, Inc.,
6.75%, 5/15/18	200	231
3.13%, 2/15/23	150	136
Wyndham Worldwide Corp.,
2.95%, 3/1/17	185	188
2.50%, 3/1/18	20	20
4.25%, 3/1/22	100	97

		1,191

Machinery - Construction & Mining - 0.1%
Caterpillar Financial Services Corp.,
4.75%, 2/17/15	275	288
1.10%, 5/29/15	40	40
2.65%, 4/1/16	150	155
2.05%, 8/1/16	150	154
1.75%, 3/24/17	100	100
5.85%, 9/1/17	592	675
1.30%, 3/1/18	40	39
5.45%, 4/15/18	300	341
Caterpillar, Inc.,
0.95%, 6/26/15	95	96

NORTHERN FUNDS QUARTERLY REPORT    23    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 18.8% continued
Machinery - Construction & Mining - 0.1% continued
5.70%, 8/15/16	$50	$56
3.90%, 5/27/21	500	519
2.60%, 6/26/22	150	139
5.20%, 5/27/41	450	465
3.80%, 8/15/42	102	86

		3,153

Machinery - Diversified - 0.0%
Cummins, Inc.,
4.88%, 10/1/43	90	90
Deere & Co.,
2.60%, 6/8/22	125	117
8.10%, 5/15/30	100	139
IDEX Corp.,
4.20%, 12/15/21	200	198
Rockwell Automation, Inc.,
6.25%, 12/1/37	150	175
Roper Industries, Inc.,
1.85%, 11/15/17	160	158
2.05%, 10/1/18	120	117

		994

Media - 1.0%
21st Century Fox America, Inc.,
6.90%, 3/1/19	300	360
4.50%, 2/15/21	450	482
3.00%, 9/15/22	200	188
6.40%, 12/15/35	125	142
6.65%, 11/15/37	550	642
7.85%, 3/1/39	100	128
6.90%, 8/15/39	310	370
CBS Corp.,
4.63%, 5/15/18	25	27
5.75%, 4/15/20	250	281
4.30%, 2/15/21	500	509
3.38%, 3/1/22	100	95
Comcast Corp.,
5.85%, 11/15/15	450	492
4.95%, 6/15/16	250	273
5.70%, 5/15/18	400	459
4.25%, 1/15/33	250	232
6.45%, 3/15/37	520	604
6.95%, 8/15/37	450	553
6.40%, 5/15/38	600	693
6.40%, 3/1/40	175	202
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
3.55%, 3/15/15	400	413
1.75%, 1/15/18	55	54
5.88%, 10/1/19	205	232
4.60%, 2/15/21	555	573
5.00%, 3/1/21	735	772
6.00%, 8/15/40	520	514
Discovery Communications LLC,
3.70%, 6/1/15	250	260
4.38%, 6/15/21	800	827
3.25%, 4/1/23	60	56
6.35%, 6/1/40	125	138
4.95%, 5/15/42	50	46
4.88%, 4/1/43	35	32
Historic TW, Inc.,
6.88%, 6/15/18	250	297
NBCUniversal Media LLC,
3.65%, 4/30/15	115	120
2.88%, 4/1/16	500	521
5.15%, 4/30/20	300	335
4.38%, 4/1/21	650	688
2.88%, 1/15/23	150	139
6.40%, 4/30/40	115	132
Scripps Networks Interactive, Inc.,
2.70%, 12/15/16	100	104
Time Warner Cable, Inc.,
5.85%, 5/1/17	1,325	1,445
6.75%, 7/1/18	450	505
8.75%, 2/14/19	300	358
5.00%, 2/1/20	365	371
7.30%, 7/1/38	350	349
6.75%, 6/15/39	130	122
5.88%, 11/15/40	200	173
5.50%, 9/1/41	140	116
Time Warner Entertainment Co. L.P.,
8.38%, 3/15/23	75	86
8.38%, 7/15/33	215	234
Time Warner, Inc.,
5.88%, 11/15/16	400	451
4.88%, 3/15/20	160	175
4.75%, 3/29/21	350	373
3.40%, 6/15/22	50	49
6.50%, 11/15/36	850	960

FIXED INCOME INDEX FUNDS    24    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 18.8% continued
Media - 1.0% continued
6.20%, 3/15/40	$55	$61
6.10%, 7/15/40	200	218
5.38%, 10/15/41	500	506
Viacom, Inc.,
1.25%, 2/27/15	40	40
2.50%, 12/15/16	65	67
6.13%, 10/5/17	125	141
2.50%, 9/1/18	45	45
5.63%, 9/15/19	310	353
6.88%, 4/30/36	600	693
4.50%, 2/27/42	300	256
Walt Disney (The) Co.,
1.35%, 8/16/16	150	152
1.13%, 2/15/17	250	249
1.10%, 12/1/17	25	25
5.88%, 12/15/17	300	349
5.50%, 3/15/19	400	455
3.75%, 6/1/21	300	310
3.70%, 12/1/42	130	109

		22,781

Metal Fabricate/Hardware - 0.0%
Precision Castparts Corp.,
1.25%, 1/15/18	210	204
3.90%, 1/15/43	100	87

		291

Mining - 0.2%
Alcoa, Inc.,
5.55%, 2/1/17	475	511
6.75%, 7/15/18	80	90
5.40%, 4/15/21	75	77
5.90%, 2/1/27	75	74
5.95%, 2/1/37	600	554
Barrick North America Finance LLC,
6.80%, 9/15/18	175	201
4.40%, 5/30/21	500	481
7.50%, 9/15/38	100	101
Freeport-McMoRan Copper & Gold, Inc.,
2.38%, 3/15/18	245	244
3.55%, 3/1/22	250	238
5.45%, 3/15/43	145	139
Newmont Mining Corp.,
5.13%, 10/1/19	315	327
3.50%, 3/15/22	250	213
5.88%, 4/1/35	100	85
4.88%, 3/15/42	150	111
Southern Copper Corp.,
7.50%, 7/27/35	300	313
6.75%, 4/16/40	90	87

		3,846

Miscellaneous Manufacturing - 0.2%
3M Co.,
1.00%, 6/26/17	150	148
5.70%, 3/15/37	350	404
Danaher Corp.,
5.63%, 1/15/18	200	228
3.90%, 6/23/21	250	259
Dover Corp.,
4.30%, 3/1/21	60	63
Eaton Corp.,
1.50%, 11/2/17	215	211
2.75%, 11/2/22	1,000	933
General Electric Co.,
0.85%, 10/9/15	210	211
5.25%, 12/6/17	750	849
2.70%, 10/9/22	1,080	1,011
Illinois Tool Works, Inc.,
3.38%, 9/15/21	250	249
3.90%, 9/1/42	200	171
Textron, Inc.,
5.60%, 12/1/17	125	138

		4,875

Office/Business Equipment - 0.1%
Xerox Corp.,
6.75%, 2/1/17	500	568
6.35%, 5/15/18	700	800
5.63%, 12/15/19	120	132
4.50%, 5/15/21	120	124
6.75%, 12/15/39	60	65

		1,689

Oil & Gas - 0.9%
Anadarko Petroleum Corp.,
6.95%, 6/15/19	500	595
Apache Corp.,
5.63%, 1/15/17	250	281

NORTHERN FUNDS QUARTERLY REPORT    25    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 18.8% continued
Oil & Gas - 0.9% continued
3.63%, 2/1/21	$200	$206
6.00%, 1/15/37	505	573
5.10%, 9/1/40	250	254
4.75%, 4/15/43	125	121
Chevron Corp.,
0.89%, 6/24/16	120	120
1.10%, 12/5/17	200	196
4.95%, 3/3/19	300	340
2.43%, 6/24/20	625	608
ConocoPhillips,
4.60%, 1/15/15	420	438
6.65%, 7/15/18	100	119
5.75%, 2/1/19	1,150	1,328
5.90%, 10/15/32	250	281
5.90%, 5/15/38	100	117
ConocoPhillips Co.,
1.05%, 12/15/17	250	244
ConocoPhillips Holding Co.,
6.95%, 4/15/29	510	645
Devon Energy Corp.,
2.40%, 7/15/16	80	82
6.30%, 1/15/19	600	695
4.00%, 7/15/21	200	204
3.25%, 5/15/22	235	224
7.95%, 4/15/32	100	130
Devon Financing Corp. LLC,
7.88%, 9/30/31	310	399
EOG Resources, Inc.,
2.95%, 6/1/15	250	259
5.63%, 6/1/19	215	247
4.10%, 2/1/21	500	522
EQT Corp.,
8.13%, 6/1/19	325	394
Hess Corp.,
7.88%, 10/1/29	620	790
7.13%, 3/15/33	75	91
Kerr-McGee Corp.,
7.88%, 9/15/31	115	144
Marathon Oil Corp.,
6.00%, 10/1/17	485	550
6.80%, 3/15/32	280	329
Marathon Petroleum Corp.,
3.50%, 3/1/16	200	209
5.13%, 3/1/21	75	81
6.50%, 3/1/41	260	296
Murphy Oil Corp.,
4.00%, 6/1/22	100	95
7.05%, 5/1/29	300	321
Nabors Industries, Inc.,
2.35%, 9/15/16(3) (4)	35	35
5.00%, 9/15/20	250	260
4.63%, 9/15/21	300	300
5.10%, 9/15/23(3) (4)	130	129
Noble Energy, Inc.,
4.15%, 12/15/21	250	257
Occidental Petroleum Corp.,
1.75%, 2/15/17	250	251
1.50%, 2/15/18	50	49
4.10%, 2/1/21	750	787
3.13%, 2/15/22	100	98
Pemex Project Funding Master Trust,
5.75%, 3/1/18	190	212
6.63%, 6/15/35	200	211
Phillips 66,
2.95%, 5/1/17	150	156
Pioneer Natural Resources Co.,
6.65%, 3/15/17	150	171
6.88%, 5/1/18	100	117
3.95%, 7/15/22	85	85
7.20%, 1/15/28	100	120
Pride International, Inc.,
6.88%, 8/15/20	1,000	1,197
Rowan Cos., Inc.,
5.00%, 9/1/17	200	217
5.40%, 12/1/42	75	69
Southwestern Energy Co.,
4.10%, 3/15/22	100	99
Valero Energy Corp.,
4.50%, 2/1/15	230	239
9.38%, 3/15/19	100	129
7.50%, 4/15/32	765	931
10.50%, 3/15/39	325	488

		19,135

Oil & Gas Services - 0.1%
Baker Hughes, Inc.,
3.20%, 8/15/21	100	99
5.13%, 9/15/40	375	397

FIXED INCOME INDEX FUNDS    26    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 18.8% continued
Oil & Gas Services - 0.1% continued
Cameron International Corp.,
1.60%, 4/30/15	$150	$151
4.50%, 6/1/21	125	130
Halliburton Co.,
5.90%, 9/15/18	350	407
3.25%, 11/15/21	595	589
6.70%, 9/15/38	75	93
7.45%, 9/15/39	640	861
Weatherford International, Inc.,
6.35%, 6/15/17	100	113

		2,840

Packaging & Containers - 0.0%
Packaging Corp. of America,
4.50%, 11/1/23	100	100
Sonoco Products Co.,
4.38%, 11/1/21	25	26
5.75%, 11/1/40	150	159

		285

Pharmaceuticals - 0.8%
AbbVie, Inc.,
1.20%, 11/6/15	250	253
1.75%, 11/6/17	265	265
2.90%, 11/6/22	500	467
4.40%, 11/6/42	415	387
Actavis, Inc.,
1.88%, 10/1/17	20	20
3.25%, 10/1/22	500	466
4.63%, 10/1/42	60	55
Allergan, Inc.,
1.35%, 3/15/18	100	97
Bristol-Myers Squibb Co.,
5.45%, 5/1/18	190	218
2.00%, 8/1/22	600	531
5.88%, 11/15/36	23	26
6.13%, 5/1/38	5	6
Cardinal Health, Inc.,
5.80%, 10/15/16	100	112
1.90%, 6/15/17	65	65
1.70%, 3/15/18	25	24
3.20%, 6/15/22	150	143
4.60%, 3/15/43	35	33
Eli Lilly & Co.,
5.20%, 3/15/17	525	586
5.55%, 3/15/37	250	274
Express Scripts Holding Co.,
3.13%, 5/15/16	100	104
2.65%, 2/15/17	725	747
7.25%, 6/15/19	440	534
4.75%, 11/15/21	500	528
GlaxoSmithKline Capital, Inc.,
0.70%, 3/18/16	300	299
5.65%, 5/15/18	800	921
5.38%, 4/15/34	150	163
6.38%, 5/15/38	380	465
4.20%, 3/18/43	20	18
Johnson & Johnson,
5.55%, 8/15/17	350	400
3.55%, 5/15/21	250	260
6.95%, 9/1/29	100	131
5.95%, 8/15/37	100	118
4.85%, 5/15/41	400	419
McKesson Corp.,
5.70%, 3/1/17	275	307
1.40%, 3/15/18	80	77
2.70%, 12/15/22	120	107
6.00%, 3/1/41	250	280
Mead Johnson Nutrition Co.,
4.90%, 11/1/19	250	273
5.90%, 11/1/39	50	54
Medco Health Solutions, Inc.,
7.13%, 3/15/18	300	356
Merck & Co., Inc.,
6.00%, 9/15/17	350	405
2.80%, 5/18/23	300	278
3.60%, 9/15/42	25	21
4.15%, 5/18/43	60	55
Merck Sharp & Dohme Corp.,
4.75%, 3/1/15	375	394
5.00%, 6/30/19	725	821
5.75%, 11/15/36	50	56
5.85%, 6/30/39	575	668
Mylan, Inc.,
1.80%, 6/24/16(3)	95	97
1.35%, 11/29/16	55	55
5.40%, 11/29/43	35	35
Novartis Capital Corp.,
4.40%, 4/24/20	185	201

NORTHERN FUNDS QUARTERLY REPORT    27    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 18.8% continued
Pharmaceuticals - 0.8% continued
2.40%, 9/21/22	$40	$37
Pfizer, Inc.,
5.35%, 3/15/15	335	354
6.20%, 3/15/19	1,000	1,185
7.20%, 3/15/39	700	941
Pharmacia Corp.,
6.60%, 12/1/28	125	154
Teva Pharmaceutical Finance Co. LLC,
6.15%, 2/1/36	45	49
Wyeth LLC,
5.50%, 2/15/16	425	467
5.95%, 4/1/37	225	261
Zoetis, Inc.,
1.88%, 2/1/18	40	40
3.25%, 2/1/23	500	468
4.70%, 2/1/43	40	37

		17,668

Pipelines - 0.7%
Buckeye Partners L.P.,
6.05%, 1/15/18	85	95
CenterPoint Energy Resources Corp.,
6.00%, 5/15/18	85	98
6.63%, 11/1/37	50	61
5.85%, 1/15/41	50	57
DCP Midstream Operating L.P.,
2.50%, 12/1/17	50	50
3.88%, 3/15/23	50	46
El Paso Natural Gas Co. LLC,
5.95%, 4/15/17	350	389
8.38%, 6/15/32	100	128
El Paso Pipeline Partners Operating Co. LLC,
4.70%, 11/1/42	155	133
Enbridge Energy Partners L.P.,
5.20%, 3/15/20	95	102
4.20%, 9/15/21	250	252
7.50%, 4/15/38	50	59
Energy Transfer Partners L.P.,
6.13%, 2/15/17	350	389
9.00%, 4/15/19	187	236
4.15%, 10/1/20	150	152
7.50%, 7/1/38	200	235
6.50%, 2/1/42	650	699
5.15%, 2/1/43	150	137
5.95%, 10/1/43	100	101
Enterprise Products Operating LLC,
3.20%, 2/1/16	200	209
6.30%, 9/15/17	335	386
5.25%, 1/31/20	300	334
4.05%, 2/15/22	1,000	1,013
6.88%, 3/1/33	50	60
7.55%, 4/15/38	200	253
4.85%, 8/15/42	315	297
4.45%, 2/15/43	40	35
Kinder Morgan Energy Partners L.P.,
5.95%, 2/15/18	495	562
6.85%, 2/15/20	70	83
5.80%, 3/1/21	300	333
4.15%, 3/1/22	175	174
3.50%, 9/1/23	25	23
7.40%, 3/15/31	350	409
7.30%, 8/15/33	100	118
6.95%, 1/15/38	150	172
6.55%, 9/15/40	100	110
6.38%, 3/1/41	135	146
5.63%, 9/1/41	100	100
5.00%, 3/1/43	335	309
Magellan Midstream Partners L.P.,
4.25%, 2/1/21	200	207
5.15%, 10/15/43	50	49
ONEOK Partners L.P.,
3.25%, 2/1/16	135	140
6.15%, 10/1/16	200	225
2.00%, 10/1/17	75	75
3.20%, 9/15/18	85	87
8.63%, 3/1/19	350	439
6.20%, 9/15/43	100	108
ONEOK, Inc.,
5.20%, 6/15/15	200	211
4.25%, 2/1/22	250	235
Panhandle Eastern Pipe Line Co. L.P.,
6.20%, 11/1/17	100	114
Plains All American Pipeline L.P./PAA Finance Corp.,
6.13%, 1/15/17	200	225
6.50%, 5/1/18	300	348
5.75%, 1/15/20	200	228
5.00%, 2/1/21	100	110
3.85%, 10/15/23	250	244

FIXED INCOME INDEX FUNDS    28    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 18.8% continued
Pipelines - 0.7% continued
5.15%, 6/1/42	$150	$148
4.30%, 1/31/43	100	87
Spectra Energy Capital LLC,
6.20%, 4/15/18	350	395
3.30%, 3/15/23	200	177
7.50%, 9/15/38	50	57
Spectra Energy Partners L.P.,
2.95%, 9/25/18	55	56
5.95%, 9/25/43	100	107
Sunoco Logistics Partners Operations L.P.,
4.65%, 2/15/22	165	167
Tennessee Gas Pipeline Co. LLC,
7.00%, 10/15/28	50	59
Transcontinental Gas Pipe Line Co. LLC,
5.40%, 8/15/41	130	134
Williams (The) Cos., Inc.,
7.50%, 1/15/31	200	211
8.75%, 3/15/32	192	224
Williams Partners L.P.,
5.25%, 3/15/20	180	197
4.13%, 11/15/20	300	308
3.35%, 8/15/22	250	232
6.30%, 4/15/40	130	140
5.80%, 11/15/43	200	204
Williams Partners L.P./Williams Partners Finance Corp.,
7.25%, 2/1/17	100	115

		14,608

Real Estate - 0.0%
Regency Centers L.P.,
5.88%, 6/15/17	25	28

Real Estate Investment Trusts - 0.5%
Alexandria Real Estate Equities, Inc.,
4.60%, 4/1/22	100	101
American Tower Corp.,
4.70%, 3/15/22	305	305
AvalonBay Communities, Inc.,
6.10%, 3/15/20	150	173
3.63%, 10/1/20	75	76
2.95%, 9/15/22	50	46
BioMed Realty L.P.,
3.85%, 4/15/16	100	104
Boston Properties L.P.,
5.63%, 4/15/15	100	106
5.88%, 10/15/19	500	574
3.85%, 2/1/23	150	147
3.13%, 9/1/23	35	32
Brandywine Operating Partnership L.P.,
5.70%, 5/1/17	150	165
BRE Properties, Inc.,
5.20%, 3/15/21	200	215
Camden Property Trust,
2.95%, 12/15/22	150	136
CommonWealth REIT,
6.25%, 6/15/17	75	80
DDR Corp.,
3.50%, 1/15/21	150	146
4.63%, 7/15/22	100	102
Digital Realty Trust L.P.,
3.63%, 10/1/22	250	223
Duke Realty L.P.,
5.95%, 2/15/17	500	556
4.38%, 6/15/22	100	99
EPR Properties,
7.75%, 7/15/20	50	57
5.75%, 8/15/22	100	102
Equity One, Inc.,
3.75%, 11/15/22	100	94
ERP Operating L.P.,
4.75%, 7/15/20	335	361
4.63%, 12/15/21	185	195
Federal Realty Investment Trust,
3.00%, 8/1/22	25	23
HCP, Inc.,
6.00%, 1/30/17	150	168
3.75%, 2/1/19	100	104
2.63%, 2/1/20	50	48
5.38%, 2/1/21	960	1,045
3.15%, 8/1/22	100	92
Health Care REIT, Inc.,
3.63%, 3/15/16	500	524
2.25%, 3/15/18	25	25
4.13%, 4/1/19	150	158
5.13%, 3/15/43	150	139
Healthcare Realty Trust, Inc.,
5.75%, 1/15/21	200	217
Highwoods Realty L.P.,
3.63%, 1/15/23	100	91

NORTHERN FUNDS QUARTERLY REPORT    29    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 18.8% continued
Real Estate Investment Trusts - 0.5% continued
Hospitality Properties Trust,
5.63%, 3/15/17	$500	$543
6.70%, 1/15/18	75	84
5.00%, 8/15/22	300	305
Kimco Realty Corp.,
6.88%, 10/1/19	200	238
Liberty Property L.P.,
5.13%, 3/2/15	100	105
6.63%, 10/1/17	50	57
4.13%, 6/15/22	250	246
4.40%, 2/15/24	80	79
Mack-Cali Realty L.P.,
4.50%, 4/18/22	100	98
National Retail Properties, Inc.,
3.80%, 10/15/22	100	95
3.30%, 4/15/23	100	91
ProLogis L.P.,
4.50%, 8/15/17	85	92
6.63%, 5/15/18	310	362
6.88%, 3/15/20	37	44
Realty Income Corp.,
2.00%, 1/31/18	250	245
4.65%, 8/1/23	85	86
Simon Property Group L.P.,
4.20%, 2/1/15	85	87
5.10%, 6/15/15	250	266
5.25%, 12/1/16	400	443
2.15%, 9/15/17	225	228
4.38%, 3/1/21	250	264
2.75%, 2/1/23	100	91
UDR, Inc.,
4.63%, 1/10/22	165	170
Ventas Realty L.P./Ventas Capital Corp.,
2.00%, 2/15/18	250	246
4.00%, 4/30/19	200	210
4.75%, 6/1/21	50	52
4.25%, 3/1/22	85	85
Vornado Realty L.P.,
5.00%, 1/15/22	250	260
Weyerhaeuser Co.,
4.63%, 9/15/23	185	188

		12,189

Retail - 0.8%
AutoZone, Inc.,
4.00%, 11/15/20	250	257
3.70%, 4/15/22	55	53
3.13%, 7/15/23	135	122
Costco Wholesale Corp.,
5.50%, 3/15/17	250	281
1.13%, 12/15/17	400	393
CVS Caremark Corp.,
5.75%, 6/1/17	341	387
4.75%, 5/18/20	250	273
4.13%, 5/15/21	100	104
2.75%, 12/1/22	350	323
6.25%, 6/1/27	250	290
6.13%, 9/15/39	175	198
Darden Restaurants, Inc.,
3.35%, 11/1/22	160	138
Home Depot (The), Inc.,
5.40%, 3/1/16	800	877
2.25%, 9/10/18	65	66
4.40%, 4/1/21	250	270
2.70%, 4/1/23	125	115
5.88%, 12/16/36	350	404
5.95%, 4/1/41	250	290
4.88%, 2/15/44	100	101
Kohl’s Corp.,
4.00%, 11/1/21	85	85
3.25%, 2/1/23	100	91
4.75%, 12/15/23	250	254
6.00%, 1/15/33	100	101
6.88%, 12/15/37	150	167
Lowe’s Cos., Inc.,
5.00%, 10/15/15	325	350
1.63%, 4/15/17	50	50
4.63%, 4/15/20	100	110
3.12%, 4/15/22	500	485
3.88%, 9/15/23	150	151
5.80%, 10/15/36	100	110
5.80%, 4/15/40	350	393
4.65%, 4/15/42	50	48
5.00%, 9/15/43	50	51
Macy’s Retail Holdings, Inc.,
5.90%, 12/1/16	213	239
3.88%, 1/15/22	30	30
2.88%, 2/15/23	150	136

FIXED INCOME INDEX FUNDS    30    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 18.8% continued
Retail - 0.8% continued
6.90%, 4/1/29	$305	$346
6.90%, 1/15/32	250	286
5.13%, 1/15/42	40	38
McDonald’s Corp.,
5.80%, 10/15/17	750	865
5.35%, 3/1/18	100	114
3.63%, 5/20/21	100	103
6.30%, 10/15/37	75	91
3.70%, 2/15/42	100	85
Nordstrom, Inc.,
6.25%, 1/15/18	325	376
4.00%, 10/15/21	150	156
7.00%, 1/15/38	50	64
Staples, Inc.,
2.75%, 1/12/18	125	127
Starbucks Corp.,
3.85%, 10/1/23	200	201
Target Corp.,
5.38%, 5/1/17	575	646
3.88%, 7/15/20	195	206
2.90%, 1/15/22	515	494
6.50%, 10/15/37	125	148
7.00%, 1/15/38	325	408
TJX Cos., Inc.,
2.50%, 5/15/23	205	186
Walgreen Co.,
5.25%, 1/15/19	525	587
Wal-Mart Stores, Inc.,
2.88%, 4/1/15	225	232
1.13%, 4/11/18	350	340
3.63%, 7/8/20	200	210
4.25%, 4/15/21	600	646
5.88%, 4/5/27	250	296
5.25%, 9/1/35	175	190
6.50%, 8/15/37	250	313
6.20%, 4/15/38	275	330
5.63%, 4/1/40	155	175
4.88%, 7/8/40	90	92
5.00%, 10/25/40	350	366
5.63%, 4/15/41	775	880
4.00%, 4/11/43	170	151
4.75%, 10/2/43	100	100
Yum! Brands, Inc.,
6.25%, 4/15/16	150	166
3.75%, 11/1/21	35	35
6.88%, 11/15/37	142	162

		18,004

Savings & Loans - 0.0%
Santander Holdings USA, Inc.,
4.63%, 4/19/16	30	32

Semiconductors - 0.1%
Altera Corp.,
1.75%, 5/15/17	35	34
2.50%, 11/15/18	30	30
Applied Materials, Inc.,
5.85%, 6/15/41	100	104
Broadcom Corp.,
2.50%, 8/15/22	365	326
Intel Corp.,
1.95%, 10/1/16	300	308
1.35%, 12/15/17	450	445
2.70%, 12/15/22	450	415
4.00%, 12/15/32	150	138
4.80%, 10/1/41	250	244
Maxim Integrated Products, Inc.,
3.38%, 3/15/23	50	46
Texas Instruments, Inc.,
0.45%, 8/3/15	135	135
1.00%, 5/1/18	300	288

		2,513

Software - 0.3%
Autodesk, Inc.,
1.95%, 12/15/17	75	74
CA, Inc.,
2.88%, 8/15/18	80	80
4.50%, 8/15/23	250	247
Fidelity National Information Services, Inc.,
2.00%, 4/15/18	40	39
5.00%, 3/15/22	200	204
Fiserv, Inc.,
3.13%, 10/1/15	250	259
3.13%, 6/15/16	170	177
4.63%, 10/1/20	250	256
3.50%, 10/1/22	100	93
Intuit, Inc.,
5.75%, 3/15/17	100	112

NORTHERN FUNDS QUARTERLY REPORT    31    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 18.8% continued
Software - 0.3% continued
Microsoft Corp.,
0.88%, 11/15/17	$125	$123
1.00%, 5/1/18	100	97
4.20%, 6/1/19	250	276
3.00%, 10/1/20	330	336
5.20%, 6/1/39	200	212
4.50%, 10/1/40	700	665
5.30%, 2/8/41	190	204
Oracle Corp.,
5.75%, 4/15/18	345	399
2.38%, 1/15/19	535	540
5.00%, 7/8/19	530	600
6.50%, 4/15/38	550	670
6.13%, 7/8/39	100	116

		5,779

Telecommunications - 1.0%
Alltel Corp.,
7.88%, 7/1/32	100	130
AT&T Corp.,
8.00%, 11/15/31	165	220
AT&T, Inc.,
0.90%, 2/12/16	210	209
2.95%, 5/15/16	500	521
2.40%, 8/15/16	285	293
5.80%, 2/15/19	1,075	1,232
2.63%, 12/1/22	250	226
6.15%, 9/15/34	125	136
6.50%, 9/1/37	600	675
6.30%, 1/15/38	325	359
6.40%, 5/15/38	99	110
6.55%, 2/15/39	85	97
5.35%, 9/1/40	500	495
CC Holdings GS V LLC/Crown Castle GS III Corp.,
2.38%, 12/15/17	100	99
Cellco Partnership/Verizon Wireless Capital LLC,
8.50%, 11/15/18	1,300	1,646
Cisco Systems, Inc.,
5.50%, 2/22/16	850	935
3.15%, 3/14/17	100	106
4.45%, 1/15/20	225	245
5.90%, 2/15/39	690	767
Corning, Inc.,
4.25%, 8/15/20	250	266
5.75%, 8/15/40	170	184
Embarq Corp.,
8.00%, 6/1/36	265	268
GTE Corp.,
8.75%, 11/1/21	860	1,089
6.94%, 4/15/28	150	170
Harris Corp.,
6.38%, 6/15/19	50	58
Juniper Networks, Inc.,
4.60%, 3/15/21	100	101
5.95%, 3/15/41	100	99
Motorola Solutions, Inc.,
6.00%, 11/15/17	200	228
3.75%, 5/15/22	250	242
3.50%, 3/1/23	100	93
New Cingular Wireless Services, Inc.,
8.75%, 3/1/31	400	566
Qwest Corp.,
6.88%, 9/15/33	125	120
Verizon Communications, Inc.,
3.00%, 4/1/16	100	104
5.50%, 2/15/18	1,190	1,344
6.10%, 4/15/18	235	273
6.35%, 4/1/19	1,125	1,322
4.60%, 4/1/21	225	238
3.50%, 11/1/21	100	99
7.75%, 12/1/30	500	639
7.75%, 6/15/32	140	179
6.40%, 9/15/33	1,000	1,150
6.25%, 4/1/37	400	443
6.40%, 2/15/38	1,250	1,404
8.95%, 3/1/39	650	936
7.35%, 4/1/39	590	733
6.00%, 4/1/41	180	198
4.75%, 11/1/41	410	383
6.55%, 9/15/43	1,060	1,240
Verizon New York, Inc.,
7.38%, 4/1/32	150	170

		22,840

Toys, Games & Hobbies - 0.0%
Hasbro, Inc.,
6.35%, 3/15/40	250	263

FIXED INCOME INDEX FUNDS    32    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 18.8% continued
Toys, Games & Hobbies - 0.0% continued
Mattel, Inc.,
2.50%, 11/1/16	$85	$87
1.70%, 3/15/18	35	34
6.20%, 10/1/40	50	55

		439

Transportation - 0.4%
Burlington Northern Santa Fe LLC,
5.65%, 5/1/17	100	112
5.75%, 3/15/18	100	114
4.10%, 6/1/21	20	21
3.45%, 9/15/21	50	49
3.05%, 9/1/22	400	375
6.15%, 5/1/37	470	535
4.95%, 9/15/41	250	246
4.40%, 3/15/42	215	192
CSX Corp.,
6.25%, 4/1/15	250	267
4.25%, 6/1/21	100	104
3.70%, 11/1/23	50	48
6.00%, 10/1/36	100	110
6.15%, 5/1/37	190	212
6.22%, 4/30/40	350	396
5.50%, 4/15/41	50	53
4.10%, 3/15/44	15	13
FedEx Corp.,
8.00%, 1/15/19	290	360
2.63%, 8/1/22	100	90
2.70%, 4/15/23	35	31
3.88%, 8/1/42	50	41
4.10%, 4/15/43	50	43
Norfolk Southern Corp.,
5.90%, 6/15/19	320	370
3.25%, 12/1/21	250	242
3.00%, 4/1/22	450	425
7.25%, 2/15/31	500	622
3.95%, 10/1/42	150	126
4.80%, 8/15/43	65	63
Ryder System, Inc.,
3.60%, 3/1/16	85	89
2.50%, 3/1/17	200	204
3.50%, 6/1/17	45	47
2.50%, 3/1/18	100	101
Union Pacific Corp.,
2.75%, 4/15/23	100	92
3.65%, 2/15/24(3) (4)	879	849
4.75%, 9/15/41	100	97
4.30%, 6/15/42	200	181
United Parcel Service of America, Inc.,
8.38%, 4/1/20	50	65
United Parcel Service, Inc.,
5.50%, 1/15/18	775	887
3.13%, 1/15/21	250	250
6.20%, 1/15/38	150	182
3.63%, 10/1/42	115	97

		8,401

Trucking & Leasing - 0.0%
GATX Corp.,
2.38%, 7/30/18	35	35

Water - 0.0%
American Water Capital Corp.,
6.59%, 10/15/37	125	152
4.30%, 12/1/42	75	68

		220

Total Corporate Bonds (Cost $405,330)		422,020

FOREIGN ISSUER BONDS - 9.1%
Advertising - 0.0%
WPP Finance 2010,
3.63%, 9/7/22	100	96

Banks - 2.3%
Abbey National Treasury Services PLC,
4.00%, 4/27/16	145	154
3.05%, 8/23/18	200	205
Australia & New Zealand Banking Group Ltd.,
0.90%, 2/12/16	250	250
Bank of Montreal,
1.30%, 7/15/16	150	151
2.50%, 1/11/17	500	515
1.40%, 9/11/17	250	246
1.45%, 4/9/18	250	243
2.38%, 1/25/19	35	35
2.55%, 11/6/22	300	274
Bank of Nova Scotia,
3.40%, 1/22/15	500	516

NORTHERN FUNDS QUARTERLY REPORT    33    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 9.1% continued
Banks - 2.3% continued
2.05%, 10/7/15	$100	$103
0.75%, 10/9/15	250	251
0.95%, 3/15/16	150	150
1.38%, 7/15/16	250	253
2.55%, 1/12/17	500	519
1.38%, 12/18/17	250	245
4.38%, 1/13/21	250	269
Barclays Bank PLC,
2.75%, 2/23/15	1,250	1,278
5.14%, 10/14/20	500	532
BNP Paribas S.A.,
2.38%, 9/14/17	625	638
5.00%, 1/15/21	1,000	1,097
3.25%, 3/3/23	250	237
Canadian Imperial Bank of Commerce,
0.90%, 10/1/15	315	317
1.35%, 7/18/16	250	252
1.55%, 1/23/18	150	147
Commonwealth Bank of Australia,
2.50%, 9/20/18	250	252
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.,
1.70%, 3/19/18	125	123
4.50%, 1/11/21	1,000	1,061
3.88%, 2/8/22	750	754
3.95%, 11/9/22	250	242
Credit Suisse,
3.50%, 3/23/15	250	259
5.30%, 8/13/19	1,000	1,123
Deutsche Bank A.G.,
3.45%, 3/30/15	500	516
3.25%, 1/11/16	150	157
6.00%, 9/1/17	1,225	1,399
Export-Import Bank of Korea,
4.00%, 1/11/17	200	212
4.00%, 1/29/21	1,000	1,026
HSBC Holdings PLC,
5.10%, 4/5/21	1,100	1,223
4.88%, 1/14/22	500	540
4.00%, 3/30/22	500	514
6.50%, 9/15/37	300	355
6.80%, 6/1/38	150	184
KFW,
1.00%, 1/12/15	3,000	3,022
0.63%, 4/24/15	3,000	3,012
0.50%, 4/19/16	800	791
2.00%, 6/1/16	500	516
4.88%, 1/17/17	200	224
1.25%, 2/15/17	500	505
4.38%, 3/15/18	375	417
4.00%, 1/27/20	1,500	1,633
2.75%, 9/8/20	500	504
2.75%, 10/1/20	1,000	1,007
2.63%, 1/25/22	900	878
2.00%, 10/4/22	250	229
2.13%, 1/17/23	1,000	918
2.69%, 6/29/37(5)	500	184
Korea Development Bank (The),
4.38%, 8/10/15	245	258
1.00%, 1/22/16	200	198
3.50%, 8/22/17	850	886
3.00%, 3/17/19	200	200
3.00%, 9/14/22	215	202
Korea Finance Corp.,
2.25%, 8/7/17	300	300
Landwirtschaftliche Rentenbank,
3.13%, 7/15/15	525	547
2.13%, 7/15/16	250	259
5.13%, 2/1/17	900	1,013
1.88%, 9/17/18	200	201
1.38%, 10/23/19	140	133
National Australia Bank Ltd.,
1.60%, 8/7/15	350	356
0.90%, 1/20/16	250	250
1.30%, 7/25/16	250	251
2.75%, 3/9/17	250	259
National Bank of Canada,
1.45%, 11/7/17	250	243
Oesterreichische Kontrollbank A.G.,
4.50%, 3/9/15	650	682
1.13%, 7/6/15	225	227
5.00%, 4/25/17	100	113
Royal Bank of Canada,
1.15%, 3/13/15	500	504
0.80%, 10/30/15	200	200
0.63%, 12/4/15	240	240
2.63%, 12/15/15	180	187
0.85%, 3/8/16	150	150

FIXED INCOME INDEX FUNDS    34    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 9.1% continued
Banks - 2.3% continued
2.88%, 4/19/16	$200	$208
2.30%, 7/20/16	250	258
1.13%, 7/22/16	275	275
1.45%, 9/9/16	100	101
1.20%, 9/19/17	400	396
2.20%, 7/27/18	350	351
2.00%, 10/1/18	320	318
Royal Bank of Scotland (The) PLC,
4.38%, 3/16/16	175	187
Royal Bank of Scotland Group PLC,
2.55%, 9/18/15	1,200	1,227
6.40%, 10/21/19	200	230
Societe Generale S.A.,
2.75%, 10/12/17	250	258
2.63%, 10/1/18	250	252
Sumitomo Mitsui Banking Corp.,
1.80%, 7/18/17	250	248
2.50%, 7/19/18	250	251
3.00%, 1/18/23	210	195
Svenska Handelsbanken AB,
1.63%, 3/21/18	900	883
2.50%, 1/25/19	250	252
Toronto-Dominion Bank (The),
2.50%, 7/14/16	150	156
2.38%, 10/19/16	565	587
1.40%, 4/30/18	165	161
2.63%, 9/10/18	200	204
UBS A.G.,
5.88%, 7/15/16	450	500
5.88%, 12/20/17	372	427
5.75%, 4/25/18	125	143
4.88%, 8/4/20	400	445
Westpac Banking Corp.,
3.00%, 8/4/15	250	260
3.00%, 12/9/15	200	209
0.95%, 1/12/16	500	501
2.00%, 8/14/17	300	302
2.25%, 7/30/18	250	251

		50,552

Beverages - 0.1%
Diageo Capital PLC,
5.50%, 9/30/16	150	168
1.50%, 5/11/17	235	234
5.75%, 10/23/17	850	970
1.13%, 4/29/18	275	265
3.88%, 4/29/43	75	65

		1,702

Chemicals - 0.1%
Agrium, Inc.,
3.15%, 10/1/22	200	183
7.13%, 5/23/36	100	118
6.13%, 1/15/41	100	108
LYB International Finance B.V.,
4.00%, 7/15/23	185	183
Potash Corp. of Saskatchewan, Inc.,
3.75%, 9/30/15	300	315
6.50%, 5/15/19	135	160
5.88%, 12/1/36	50	54
5.63%, 12/1/40	250	265

		1,386

Diversified Financial Services - 0.0%
Invesco Finance PLC,
4.00%, 1/30/24	100	99
Nomura Holdings, Inc.,
5.00%, 3/4/15	235	246

		345

Electric - 0.1%
Hydro-Quebec,
2.00%, 6/30/16	75	77
1.38%, 6/19/17	250	251
9.40%, 2/1/21	200	268
Scottish Power Ltd.,
5.38%, 3/15/15	300	314
TransAlta Corp.,
4.75%, 1/15/15	370	383

		1,293

Electronics - 0.0%
Koninklijke Philips N.V.,
3.75%, 3/15/22	250	250
6.88%, 3/11/38	225	274
5.00%, 3/15/42	100	99

		623

Food - 0.0%
Delhaize Group S.A.,
4.13%, 4/10/19	35	36

NORTHERN FUNDS QUARTERLY REPORT    35    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 9.1% continued
Food - 0.0% continued
5.70%, 10/1/40	$400	$379

		415

Healthcare - Products - 0.1%
Covidien International Finance S.A.,
1.35%, 5/29/15	500	504
6.00%, 10/15/17	800	916
2.95%, 6/15/23	100	92
6.55%, 10/15/37	25	31

		1,543

Insurance - 0.1%
Allied World Assurance Co. Ltd.,
7.50%, 8/1/16	100	115
Aon PLC,
4.25%, 12/12/42	450	386
AXA S.A.,
8.60%, 12/15/30	75	92
Endurance Specialty Holdings Ltd.,
7.00%, 7/15/34	100	110
Trinity Acquisition PLC,
6.13%, 8/15/43	75	76
Willis Group Holdings PLC,
5.75%, 3/15/21	450	484
XL Group PLC,
6.25%, 5/15/27	50	56
XLIT Ltd.,
5.75%, 10/1/21	200	225

		1,544

Internet - 0.0%
Baidu, Inc.,
3.25%, 8/6/18	210	212
3.50%, 11/28/22	200	184

		396

Iron/Steel - 0.1%
Vale Overseas Ltd.,
4.63%, 9/15/20	1,830	1,874
4.38%, 1/11/22	155	151

		2,025

Leisure Time - 0.0%
Carnival Corp.,
1.20%, 2/5/16	55	55

Media - 0.0%
Grupo Televisa S.A.B.,
6.63%, 1/15/40	570	605
Thomson Reuters Corp.,
3.95%, 9/30/21	200	199
5.50%, 8/15/35	150	147
5.65%, 11/23/43	35	36

		987

Mining - 0.4%
Barrick Gold Corp.,
6.95%, 4/1/19	300	346
3.85%, 4/1/22	1,175	1,058
BHP Billiton Finance USA Ltd.,
5.25%, 12/15/15	250	272
1.88%, 11/21/16	100	102
1.63%, 2/24/17	600	602
5.40%, 3/29/17	100	112
2.05%, 9/30/18	200	200
6.50%, 4/1/19	200	240
3.25%, 11/21/21	250	248
4.13%, 2/24/42	600	533
Goldcorp, Inc.,
2.13%, 3/15/18	200	196
Rio Tinto Alcan, Inc.,
6.13%, 12/15/33	100	113
Rio Tinto Finance USA Ltd.,
2.50%, 5/20/16	155	160
2.25%, 9/20/16	150	154
6.50%, 7/15/18	675	797
9.00%, 5/1/19	575	751
3.75%, 9/20/21	500	505
Rio Tinto Finance USA PLC,
1.38%, 6/17/16	180	183
2.00%, 3/22/17	150	151
1.63%, 8/21/17	85	85
2.88%, 8/21/22	175	163
4.75%, 3/22/42	150	146
4.13%, 8/21/42	300	264
Teck Resources Ltd.,
3.85%, 8/15/17	35	37
3.00%, 3/1/19	85	85
6.00%, 8/15/40	195	186
6.25%, 7/15/41	350	348
5.20%, 3/1/42	125	110

FIXED INCOME INDEX FUNDS    36    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 9.1% continued
Mining - 0.4% continued
5.40%, 2/1/43	$130	$119

		8,266

Miscellaneous Manufacturing - 0.0%
Pentair Finance S.A.,
1.35%, 12/1/15	155	156
Tyco Electronics Group S.A.,
6.55%, 10/1/17	50	57
3.50%, 2/3/22	125	119
7.13%, 10/1/37	50	59
Tyco International Finance S.A.,
3.38%, 10/15/15	11	11

		402

Multi-National - 1.5%
African Development Bank,
2.50%, 3/15/16	500	520
1.25%, 9/2/16	40	41
1.13%, 3/15/17	500	502
0.88%, 3/15/18	250	243
Asian Development Bank,
2.50%, 3/15/16	500	521
0.50%, 6/20/16	200	199
5.50%, 6/27/16	600	671
1.13%, 3/15/17	355	357
5.59%, 7/16/18	50	58
1.75%, 9/11/18	150	150
1.75%, 3/21/19	1,500	1,486
1.38%, 3/23/20	250	236
Corp. Andina de Fomento,
4.38%, 6/15/22	613	607
Council Of Europe Development Bank,
1.50%, 1/15/15	150	152
2.63%, 2/16/16	350	364
1.25%, 9/22/16	150	152
1.50%, 6/19/17	200	202
European Bank for Reconstruction & Development,
1.63%, 9/3/15	500	510
2.50%, 3/15/16	300	312
1.38%, 10/20/16	150	152
1.00%, 2/16/17	500	501
0.75%, 9/1/17	300	296
1.00%, 6/15/18	150	146
1.50%, 3/16/20	250	237
European Investment Bank,
2.88%, 1/15/15	850	872
2.75%, 3/23/15	500	515
1.13%, 4/15/15	500	505
1.00%, 7/15/15	400	404
1.63%, 9/1/15	500	510
1.38%, 10/20/15	500	509
2.25%, 3/15/16	400	414
1.13%, 12/15/16	1,000	1,008
4.88%, 1/17/17	800	893
1.75%, 3/15/17	1,000	1,023
5.13%, 5/30/17	350	396
1.63%, 6/15/17	250	254
1.00%, 12/15/17	1,000	985
1.00%, 3/15/18	2,000	1,954
1.00%, 6/15/18	1,650	1,601
1.63%, 12/18/18	400	395
4.88%, 2/15/36	200	219
FMS Wertmanagement AoeR,
1.63%, 11/20/18	300	296
Inter-American Development Bank,
0.50%, 8/17/15	500	501
0.88%, 11/15/16	250	251
1.13%, 3/15/17	1,000	1,006
0.88%, 3/15/18	500	485
1.75%, 8/24/18	250	249
4.25%, 9/10/18	400	443
1.13%, 9/12/19	200	188
3.88%, 9/17/19	600	653
3.88%, 2/14/20	500	542
3.88%, 10/28/41	200	179
International Bank for Reconstruction & Development,
2.38%, 5/26/15	375	386
2.13%, 3/15/16	1,000	1,035
5.00%, 4/1/16	450	494
0.50%, 4/15/16	450	449
1.00%, 9/15/16	500	504
0.88%, 4/17/17	1,000	997
9.25%, 7/15/17	100	128
4.75%, 2/15/35	25	27
International Finance Corp.,
0.50%, 5/16/16	375	374
1.13%, 11/23/16	500	504
1.00%, 4/24/17	890	888

NORTHERN FUNDS QUARTERLY REPORT    37    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 9.1% continued
Multi-National - 1.5% continued
0.88%, 6/15/18	$500	$483
Nordic Investment Bank,
2.50%, 7/15/15	900	929
0.50%, 4/14/16	250	249
5.00%, 2/1/17	100	112

		33,424

Oil & Gas - 1.4%
Alberta Energy Co. Ltd.,
7.38%, 11/1/31	75	88
Anadarko Finance Co.,
7.50%, 5/1/31	75	91
BP Capital Markets PLC,
3.88%, 3/10/15	100	104
3.13%, 10/1/15	100	104
1.85%, 5/5/17	250	253
1.38%, 11/6/17	150	148
1.38%, 5/10/18	250	243
2.24%, 9/26/18	100	100
4.75%, 3/10/19	1,200	1,338
4.50%, 10/1/20	600	648
4.74%, 3/11/21	450	492
3.99%, 9/26/23	120	121
Burlington Resources Finance Co.,
7.20%, 8/15/31	200	254
Canadian Natural Resources Ltd.,
5.70%, 5/15/17	225	253
3.45%, 11/15/21	275	270
6.25%, 3/15/38	150	168
6.75%, 2/1/39	50	59
Cenovus Energy, Inc.,
3.00%, 8/15/22	55	52
6.75%, 11/15/39	590	692
CNOOC Finance 2013 Ltd.,
3.00%, 5/9/23	250	223
Encana Corp.,
5.90%, 12/1/17	510	579
6.50%, 5/15/19	220	257
3.90%, 11/15/21	330	328
6.50%, 8/15/34	100	109
6.63%, 8/15/37	330	365
Husky Energy, Inc.,
6.20%, 9/15/17	600	684
7.25%, 12/15/19	200	241
3.95%, 4/15/22	100	99
Nexen Energy ULC,
6.20%, 7/30/19	60	69
7.88%, 3/15/32	75	97
7.50%, 7/30/39	330	421
Noble Holding International Ltd.,
3.45%, 8/1/15	200	207
6.05%, 3/1/41	70	72
5.25%, 3/15/42	100	96
Petrobras Global Finance B.V.,
2.00%, 5/20/16	100	100
Petrobras International Finance Co.,
3.50%, 2/6/17	320	323
8.38%, 12/10/18	585	686
7.88%, 3/15/19	395	447
5.75%, 1/20/20	665	684
5.38%, 1/27/21	1,900	1,886
6.88%, 1/20/40	420	397
6.75%, 1/27/41	140	130
Petro-Canada,
6.05%, 5/15/18	50	58
5.95%, 5/15/35	100	108
6.80%, 5/15/38	180	215
Petroleos Mexicanos,
3.50%, 7/18/18	85	87
6.00%, 3/5/20	550	611
5.50%, 1/21/21	1,810	1,946
4.88%, 1/24/22	2,000	2,055
3.50%, 1/30/23	75	69
6.50%, 6/2/41	190	199
Shell International Finance B.V.,
3.10%, 6/28/15	400	415
0.63%, 12/4/15	200	200
1.13%, 8/21/17	65	64
4.30%, 9/22/19	1,450	1,589
6.38%, 12/15/38	660	820
4.55%, 8/12/43	250	244
Statoil ASA,
1.80%, 11/23/16	100	102
3.13%, 8/17/17	550	577
1.15%, 5/15/18	200	193
5.25%, 4/15/19	850	963
3.15%, 1/23/22	125	122
7.75%, 6/15/23	100	129
7.15%, 1/15/29	250	321

FIXED INCOME INDEX FUNDS    38    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 9.1% continued
Oil & Gas - 1.4% continued
4.25%, 11/23/41	$350	$321
Suncor Energy, Inc.,
6.10%, 6/1/18	480	555
7.15%, 2/1/32	200	255
5.95%, 12/1/34	50	54
6.50%, 6/15/38	285	332
Talisman Energy, Inc.,
7.75%, 6/1/19	175	210
7.25%, 10/15/27	400	450
Total Capital International S.A.,
0.75%, 1/25/16	100	100
1.50%, 2/17/17	500	501
1.55%, 6/28/17	125	125
3.70%, 1/15/24	125	124
Total Capital S.A.,
3.00%, 6/24/15	250	259
2.30%, 3/15/16	500	515
4.25%, 12/15/21	200	212
Transocean, Inc.,
2.50%, 10/15/17	170	172
6.38%, 12/15/21	995	1,118
6.80%, 3/15/38	200	223

		30,591

Oil & Gas Services - 0.0%
Weatherford International Ltd.,
5.50%, 2/15/16	200	217
6.00%, 3/15/18	725	814
6.50%, 8/1/36	125	130

		1,161

Pharmaceuticals - 0.2%
AstraZeneca PLC,
5.90%, 9/15/17	325	372
1.95%, 9/18/19	225	219
6.45%, 9/15/37	300	358
4.00%, 9/18/42	250	217
GlaxoSmithKline Capital PLC,
1.50%, 5/8/17	250	250
Novartis Securities Investment Ltd.,
5.13%, 2/10/19	850	962
Sanofi,
2.63%, 3/29/16	250	260
1.25%, 4/10/18	40	39
4.00%, 3/29/21	500	524
Teva Pharmaceutical Finance Co. B.V.,
2.40%, 11/10/16	200	206
3.65%, 11/10/21	35	34
2.95%, 12/18/22	350	317
Teva Pharmaceutical Finance II B.V./Teva Pharmaceutical Finance III LLC,
3.00%, 6/15/15	345	356
Teva Pharmaceutical Finance IV B.V.,
3.65%, 11/10/21	465	456

		4,570

Pipelines - 0.1%
Enbridge, Inc.,
4.90%, 3/1/15	250	261
4.00%, 10/1/23	150	147
TransCanada PipeLines Ltd.,
0.88%, 3/2/15	250	251
6.50%, 8/15/18	215	253
9.88%, 1/1/21	175	238
5.85%, 3/15/36	275	299
6.20%, 10/15/37	50	57
7.63%, 1/15/39	695	928
6.35%, 5/15/67	100	103

		2,537

Regional - 0.5%
Japan Finance Organization for Municipalities,
4.00%, 1/13/21	500	533
Province of British Columbia,
2.85%, 6/15/15	200	207
2.10%, 5/18/16	185	191
2.65%, 9/22/21	150	147
2.00%, 10/23/22	300	269
7.25%, 9/1/36	175	242
Province of Manitoba Canada,
2.63%, 7/15/15	120	124
4.90%, 12/6/16	200	223
1.30%, 4/3/17	165	166
1.75%, 5/30/19	100	98
9.25%, 4/1/20	150	198
2.10%, 9/6/22	100	90
Province of Nova Scotia Canada,
8.25%, 7/30/22	350	458
Province of Ontario Canada,
2.95%, 2/5/15	400	411

NORTHERN FUNDS QUARTERLY REPORT    39    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 9.1% continued
Regional - 0.5% continued
4.75%, 1/19/16	$200	$216
5.45%, 4/27/16	350	387
2.30%, 5/10/16	1,000	1,035
4.95%, 11/28/16	650	723
1.10%, 10/25/17	625	618
1.20%, 2/14/18	250	245
1.65%, 9/27/19	250	240
4.00%, 10/7/19	835	904
4.40%, 4/14/20	500	549
2.45%, 6/29/22	500	462
Province of Quebec Canada,
5.13%, 11/14/16	250	279
4.63%, 5/14/18	350	391
2.75%, 8/25/21	100	97
2.63%, 2/13/23	875	804
7.50%, 7/15/23	300	383
7.13%, 2/9/24	100	125
7.50%, 9/15/29	375	496
Province of Saskatchewan Canada,
8.50%, 7/15/22	200	268

		11,579

Sovereign - 1.6%
Brazilian Government International Bond,
6.00%, 1/17/17	1,250	1,385
8.00%, 1/15/18	200	222
8.88%, 10/14/19	1,075	1,395
4.88%, 1/22/21	1,000	1,055
8.88%, 4/15/24	600	799
10.13%, 5/15/27	500	738
7.13%, 1/20/37	250	286
11.00%, 8/17/40	835	948
5.63%, 1/7/41	635	616
Canada Government International Bond,
0.88%, 2/14/17	545	545
Chile Government International Bond,
3.25%, 9/14/21	400	391
3.63%, 10/30/42	200	157
Colombia Government International Bond,
7.38%, 1/27/17	500	578
7.38%, 3/18/19	250	300
4.38%, 7/12/21	1,000	1,030
7.38%, 9/18/37	350	430
6.13%, 1/18/41	250	268
Export Development Canada,
0.50%, 9/15/15	150	150
1.50%, 10/3/18	250	248
Israel Government International Bond,
5.50%, 11/9/16	225	252
5.13%, 3/26/19	250	284
4.00%, 6/30/22	250	260
4.50%, 1/30/43	200	177
Italy Government International Bond,
5.25%, 9/20/16	1,000	1,083
5.38%, 6/12/17	1,675	1,826
5.38%, 6/15/33	175	182
Japan Bank for International Cooperation,
2.88%, 2/2/15	500	513
1.88%, 9/24/15	250	256
2.50%, 5/18/16	300	312
1.13%, 7/19/17	750	746
1.75%, 11/13/18	500	494
Mexico Government International Bond,
6.63%, 3/3/15	500	532
5.63%, 1/15/17	770	860
5.95%, 3/19/19	500	578
5.13%, 1/15/20	1,360	1,507
4.00%, 10/2/23	150	148
7.50%, 4/8/33	100	126
6.75%, 9/27/34	750	885
6.05%, 1/11/40	820	892
4.75%, 3/8/44	1,000	901
Panama Government International Bond,
7.25%, 3/15/15	191	205
6.70%, 1/26/36	550	615
Peruvian Government International Bond,
8.38%, 5/3/16	350	405
7.35%, 7/21/25	250	315
6.55%, 3/14/37	500	575
5.63%, 11/18/50	350	350
Philippine Government International Bond,
10.63%, 3/16/25	500	767
5.50%, 3/30/26	200	220
6.38%, 10/23/34	500	595
5.00%, 1/13/37	500	520
Poland Government International Bond,
3.88%, 7/16/15	110	115

FIXED INCOME INDEX FUNDS    40    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 9.1% continued
Sovereign - 1.6% continued
5.00%, 10/19/15	$475	$510
6.38%, 7/15/19	400	468
5.13%, 4/21/21	150	163
3.00%, 3/17/23	1,000	910
Republic of Korea,
5.13%, 12/7/16	125	139
7.13%, 4/16/19	150	183
3.88%, 9/11/23	200	203
South Africa Government International Bond,
6.88%, 5/27/19	275	315
Svensk Exportkredit AB,
5.13%, 3/1/17	500	562
1.75%, 5/30/17	250	254
Turkey Government International Bond,
3.25%, 3/23/23	250	206
6.88%, 3/17/36	500	490
6.00%, 1/14/41	1,500	1,317
Uruguay Government International Bond,
7.63%, 3/21/36	250	303
4.13%, 11/20/45	400	308

		35,368

Telecommunications - 0.5%
America Movil S.A.B. de C.V.,
5.75%, 1/15/15	400	419
2.38%, 9/8/16	700	720
3.13%, 7/16/22	295	272
6.13%, 11/15/37	315	333
6.13%, 3/30/40	185	196
British Telecommunications PLC,
2.00%, 6/22/15	200	204
5.95%, 1/15/18	575	658
9.63%, 12/15/30	100	149
Deutsche Telekom International Finance B.V.,
5.75%, 3/23/16	525	576
8.75%, 6/15/30	400	564
Nippon Telegraph & Telephone Corp.,
1.40%, 7/18/17	150	148
Orange S.A.,
2.13%, 9/16/15	125	127
5.38%, 7/8/19	600	669
8.75%, 3/1/31	610	842
Rogers Communications, Inc.,
6.80%, 8/15/18	700	834
3.00%, 3/15/23	80	74
5.45%, 10/1/43	100	103
Telefonaktiebolaget LM Ericsson,
4.13%, 5/15/22	150	146
Telefonica Emisiones S.A.U.,
4.95%, 1/15/15	335	348
6.42%, 6/20/16	900	1,003
5.46%, 2/16/21	370	390
7.05%, 6/20/36	200	221
Telefonos de Mexico S.A.B. de C.V.,
5.50%, 1/27/15	125	130
5.50%, 11/15/19	305	333
Vodafone Group PLC,
5.00%, 9/15/15	450	481
5.63%, 2/27/17	325	364
1.63%, 3/20/17	250	250
1.25%, 9/26/17	300	293
2.95%, 2/19/23	500	456
7.88%, 2/15/30	200	251
6.15%, 2/27/37	375	406
4.38%, 2/19/43	305	264

		12,224

Transportation - 0.0%
Canadian National Railway Co.,
5.55%, 3/1/19	500	574
2.85%, 12/15/21	85	81
6.90%, 7/15/28	25	32
6.20%, 6/1/36	25	30
6.38%, 11/15/37	50	61
3.50%, 11/15/42	150	121
Canadian Pacific Railway Co.,
6.50%, 5/15/18	50	58
5.95%, 5/15/37	50	55

		1,012

Total Foreign Issuer Bonds (Cost $200,775)		204,096

U.S. GOVERNMENT AGENCIES - 34.3%(6)
Fannie Mae - 16.0%
0.38%, 3/16/15	4,500	4,507
0.50%, 5/27/15	2,250	2,256
0.50%, 7/2/15	3,000	3,007
0.50%, 9/28/15	4,000	4,007
1.63%, 10/26/15	1,000	1,022

NORTHERN FUNDS QUARTERLY REPORT    41    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 34.3%(6) continued
Fannie Mae - 16.0% continued
0.38%, 12/21/15	$2,000	$1,997
0.50%, 1/29/16	5,000	4,998
2.25%, 3/15/16	2,500	2,593
0.50%, 3/30/16	2,000	1,998
2.38%, 4/11/16	3,000	3,125
0.52%, 5/20/16	2,000	1,992
1.25%, 9/28/16	3,700	3,753
1.38%, 11/15/16	2,000	2,034
4.88%, 12/15/16	4,200	4,698
1.25%, 1/30/17	2,000	2,024
5.00%, 5/11/17	1,000	1,130
5.38%, 6/12/17	1,000	1,144
1.13%, 9/12/17	1,000	990
1.88%, 9/18/18	1,000	1,007
7.13%, 1/15/30	1,500	2,033
6.63%, 11/15/30	200	260
5.63%, 7/15/37	1,000	1,188
Pool #255376,
6.00%, 8/1/19	61	66
Pool #255695,
2.63%, 3/1/35	24	26
Pool #256675,
5.00%, 4/1/27	72	78
Pool #256677,
6.00%, 4/1/27	70	78
Pool #256792,
6.50%, 6/1/22	99	110
Pool #256925,
6.00%, 10/1/37	103	113
Pool #256959,
6.00%, 11/1/37	457	506
Pool #256985,
7.00%, 11/1/37	125	137
Pool #257042,
6.50%, 1/1/38	824	933
Pool #257057,
5.00%, 1/1/28	227	246
Pool #257106,
4.50%, 1/1/28	21	22
Pool #257237,
4.50%, 6/1/28	113	119
Pool #257239,
5.50%, 6/1/28	140	154
Pool #257243,
7.00%, 6/1/38	414	462
Pool #257367,
5.50%, 9/1/28	251	277
Pool #357630,
5.00%, 10/1/19	55	58
Pool #707791,
5.00%, 6/1/33	386	420
Pool #709239,
5.00%, 7/1/18	363	387
Pool #722424,
2.39%, 7/1/33	45	48
Pool #725185,
5.00%, 2/1/19	85	91
Pool #725425,
5.50%, 4/1/34	144	159
Pool #730811,
4.50%, 8/1/33	281	299
Pool #735222,
5.00%, 2/1/35	86	94
Pool #735358,
5.50%, 2/1/35	376	414
Pool #735502,
6.00%, 4/1/35	50	56
Pool #737853,
5.00%, 9/1/33	635	691
Pool #745336,
5.00%, 3/1/36	1,871	2,031
Pool #745418,
5.50%, 4/1/36	145	160
Pool #745754,
5.00%, 9/1/34	868	945
Pool #745826,
6.00%, 7/1/36	555	615
Pool #746272,
4.00%, 10/1/18	268	283
Pool #747383,
5.50%, 10/1/33	287	317
Pool #753678,
2.18%, 12/1/33	187	200
Pool #755632,
5.00%, 4/1/34	310	337
Pool #766083,
2.50%, 2/1/34	7	7

FIXED INCOME INDEX FUNDS    42    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 34.3%(6) continued
Fannie Mae - 16.0% continued
Pool #772730,
5.00%, 4/1/34	$292	$317
Pool #773287,
2.48%, 3/1/35	183	195
Pool #790406,
6.00%, 9/1/34	209	235
Pool #793666,
5.50%, 9/1/34	192	213
Pool #796250,
5.50%, 11/1/34	90	99
Pool #800471,
5.50%, 10/1/34	781	859
Pool #807701,
4.50%, 12/1/19	55	59
Pool #811944,
4.50%, 1/1/20	59	63
Pool #815639,
2.35%, 6/1/35	40	43
Pool #817795,
6.00%, 8/1/36	86	96
Pool #821912,
2.08%, 6/1/35	364	383
Pool #822455,
2.69%, 4/1/35	85	89
Pool #826057,
5.00%, 7/1/35	227	249
Pool #826368,
2.40%, 7/1/35	144	154
Pool #826585,
5.00%, 8/1/35	443	481
Pool #828523,
5.00%, 7/1/35	141	153
Pool #831676,
6.50%, 8/1/36	57	64
Pool #832628,
5.50%, 9/1/20	87	95
Pool #833067,
5.50%, 9/1/35	579	636
Pool #833163,
5.00%, 9/1/35	348	378
Pool #835517,
4.94%, 8/1/35	42	45
Pool #840577,
5.00%, 10/1/20	56	60
Pool #844909,
4.50%, 10/1/20	21	23
Pool #845425,
6.00%, 2/1/36	522	578
Pool #846600,
2.72%, 1/1/36	359	383
Pool #847921,
5.50%, 11/1/20	239	261
Pool #850614,
2.77%, 1/1/36	51	54
Pool #863759,
4.00%, 12/1/20	45	48
Pool #864435,
4.50%, 12/1/20	117	125
Pool #866109,
2.36%, 12/1/35	29	30
Pool #868435,
6.00%, 4/1/36	461	513
Pool #869217,
2.56%, 2/1/36	128	136
Pool #869710,
6.00%, 4/1/36	228	254
Pool #871135,
6.00%, 1/1/37	128	142
Pool #880505,
6.00%, 8/1/21	33	36
Pool #881818,
6.50%, 8/1/36	398	448
Pool #882055,
1.89%, 6/1/36	106	111
Pool #884776,
2.23%, 10/1/36	143	151
Pool #885769,
6.00%, 6/1/36	57	63
Pool #885866,
6.00%, 6/1/36	166	184
Pool #887019,
2.35%, 6/1/36	137	145
Pool #887111,
5.50%, 5/1/20	62	66
Pool #888100,
5.50%, 9/1/36	532	585
Pool #888152,
5.00%, 5/1/21	142	152

NORTHERN FUNDS QUARTERLY REPORT    43    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 34.3%(6) continued
Fannie Mae - 16.0% continued
Pool #888205,
6.50%, 2/1/37	$140	$156
Pool #888318,
2.45%, 2/1/37	86	92
Pool #888447,
4.00%, 5/1/21	75	80
Pool #889224,
5.50%, 1/1/37	689	757
Pool #889390,
6.00%, 3/1/23	110	120
Pool #889401,
6.00%, 3/1/38	366	405
Pool #889415,
6.00%, 5/1/37	1,478	1,643
Pool #889579,
6.00%, 5/1/38	838	927
Pool #889630,
6.50%, 3/1/38	103	114
Pool #889886,
7.00%, 12/1/37	140	154
Pool #889970,
5.00%, 12/1/36	508	551
Pool #890234,
6.00%, 10/1/38	359	399
Pool #890329,
4.00%, 4/1/26	5,513	5,901
Pool #890339,
5.00%, 9/1/20	620	660
Pool #892536,
6.50%, 9/1/36	60	67
Pool #892968,
6.50%, 8/1/21	8	8
Pool #893363,
5.00%, 6/1/36	146	158
Pool #893366,
5.00%, 4/1/35	218	236
Pool #894453,
2.58%, 9/1/36	163	176
Pool #898089,
5.50%, 7/1/26	239	267
Pool #898417,
6.00%, 10/1/36	89	98
Pool #899079,
5.00%, 3/1/37	174	189
Pool #902188,
2.41%, 11/1/36	14	15
Pool #902414,
5.50%, 11/1/36	366	402
Pool #905090,
5.50%, 10/1/21	104	110
Pool #905759,
2.53%, 12/1/36	50	54
Pool #906090,
5.50%, 1/1/37	463	513
Pool #906237,
2.62%, 1/1/37	81	87
Pool #907818,
2.77%, 1/1/37	23	25
Pool #910147,
5.00%, 3/1/22	157	169
Pool #910338,
2.58%, 3/1/37	41	44
Pool #912414,
4.50%, 1/1/22	43	46
Pool #914522,
2.63%, 3/1/37	14	15
Pool #915499,
5.00%, 3/1/37	237	257
Pool #915870,
7.00%, 4/1/37	56	66
Pool #918515,
5.00%, 6/1/37	254	275
Pool #919461,
5.78%, 4/1/37	37	40
Pool #920457,
2.96%, 8/1/36	13	14
Pool #920988,
2.00%, 11/1/36	13	12
Pool #923023,
2.01%, 1/1/37	378	394
Pool #923123,
5.00%, 4/1/36	41	45
Pool #923166,
7.50%, 1/1/37	62	72
Pool #928261,
4.50%, 3/1/36	147	156
Pool #928584,
6.50%, 8/1/37	578	644

FIXED INCOME INDEX FUNDS    44    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 34.3%(6) continued
Fannie Mae - 16.0% continued
Pool #928909,
6.00%, 12/1/37	$5	$5
Pool #928915,
6.00%, 11/1/37	37	41
Pool #930606,
4.00%, 2/1/39	1,391	1,432
Pool #931195,
4.50%, 5/1/24	418	445
Pool #931665,
4.50%, 7/1/24	1,326	1,412
Pool #932023,
5.00%, 1/1/38	262	284
Pool #932741,
4.50%, 4/1/40	875	931
Pool #934466,
5.50%, 9/1/23	243	267
Pool #940623,
5.50%, 8/1/37	132	146
Pool #943388,
6.00%, 6/1/37	587	651
Pool #943617,
6.00%, 8/1/37	365	406
Pool #945876,
5.50%, 8/1/37	49	54
Pool #946527,
7.00%, 9/1/37	98	109
Pool #947216,
6.00%, 10/1/37	170	189
Pool #949391,
5.50%, 8/1/22	24	26
Pool #953018,
6.50%, 10/1/37	299	332
Pool #953910,
6.00%, 11/1/37	226	250
Pool #955771,
6.50%, 10/1/37	269	299
Pool #959604,
6.50%, 11/1/37	36	40
Pool #959880,
5.50%, 11/1/37	128	141
Pool #962687,
5.00%, 4/1/38	458	497
Pool #963735,
4.50%, 6/1/23	195	207
Pool #965389,
6.00%, 10/1/23	180	190
Pool #966660,
6.00%, 12/1/37	7	7
Pool #968037,
6.00%, 1/1/38	405	448
Pool #969632,
6.50%, 1/1/38	95	106
Pool #970013,
4.50%, 6/1/38	255	270
Pool #971734,
4.50%, 4/1/37	43	45
Pool #972452,
5.50%, 3/1/38	546	599
Pool #975365,
5.00%, 6/1/23	112	121
Pool #976699,
5.00%, 4/1/28	73	80
Pool #976963,
5.50%, 2/1/38	4,743	5,216
Pool #981704,
5.00%, 6/1/23	389	420
Pool #981823,
2.60%, 6/1/38	57	59
Pool #981854,
5.50%, 7/1/38	411	451
Pool #984075,
4.50%, 6/1/23	120	128
Pool #986760,
5.50%, 7/1/38	1,264	1,401
Pool #987114,
5.50%, 9/1/23	75	81
Pool #987115,
5.50%, 9/1/23	109	115
Pool #992472,
6.00%, 10/1/38	112	124
Pool #992491,
4.50%, 10/1/23	91	97
Pool #993055,
5.50%, 12/1/38	112	123
Pool #995018,
5.50%, 6/1/38	269	295
Pool #995203,
5.00%, 7/1/35	1,402	1,523

NORTHERN FUNDS QUARTERLY REPORT    45    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 34.3%(6) continued
Fannie Mae - 16.0% continued
Pool #995266,
5.00%, 12/1/23	$1,142	$1,232
Pool #995737,
5.00%, 2/1/38	2,626	2,850
Pool #995879,
6.00%, 4/1/39	393	435
Pool #AA0451,
6.00%, 12/1/23	17	18
Pool #AA0649,
5.00%, 12/1/38	926	1,014
Pool #AA2939,
4.50%, 4/1/39	1,212	1,291
Pool #AA4482,
4.00%, 4/1/39	1,158	1,195
Pool #AA4562,
4.50%, 9/1/39	1,072	1,142
Pool #AA8978,
4.50%, 7/1/39	266	283
Pool #AA9357,
4.50%, 8/1/39	1,415	1,500
Pool #AB1048,
4.50%, 5/1/40	1,670	1,773
Pool #AB2067,
3.50%, 1/1/41	1,741	1,732
Pool #AB2092,
4.00%, 1/1/41	751	774
Pool #AB2272,
4.50%, 2/1/41	1,322	1,409
Pool #AB2693,
4.50%, 4/1/41	743	792
Pool #AB2768,
4.50%, 4/1/41	1,156	1,229
Pool #AB3246,
5.00%, 7/1/41	714	780
Pool #AB4057,
4.00%, 12/1/41	3,378	3,480
Pool #AB4293,
3.50%, 1/1/42	2,108	2,096
Pool #AB5049,
4.00%, 4/1/42	4,056	4,177
Pool #AB6016,
3.50%, 8/1/42	1,602	1,593
Pool #AB6293,
3.50%, 9/1/27	3,256	3,408
Pool #AB7076,
3.00%, 11/1/42	4,221	4,012
Pool #AB7733,
3.00%, 1/1/43	3,520	3,345
Pool #AB8823,
3.00%, 3/1/43	6,320	6,007
Pool #AB9990,
3.00%, 7/1/33	390	385
Pool #AC2947,
5.50%, 9/1/39	1,635	1,807
Pool #AC2969,
5.00%, 9/1/39	4,261	4,660
Pool #AC3263,
4.50%, 9/1/29	479	515
Pool #AC3312,
4.50%, 10/1/39	2,230	2,363
Pool #AC4861,
4.50%, 11/1/24	899	973
Pool #AC5040,
4.00%, 10/1/24	597	633
Pool #AC6118,
4.50%, 11/1/39	669	709
Pool #AC6742,
4.50%, 1/1/40	2,233	2,377
Pool #AC8518,
5.00%, 12/1/39	1,410	1,540
Pool #AC9581,
5.50%, 1/1/40	2,570	2,840
Pool #AD0119,
6.00%, 7/1/38	1,445	1,599
Pool #AD0585,
4.50%, 12/1/39	1,051	1,124
Pool #AD0639,
6.00%, 12/1/38	354	391
Pool #AD0969,
5.50%, 8/1/37	1,208	1,328
Pool #AD5241,
4.50%, 7/1/40	1,042	1,104
Pool #AD5525,
5.00%, 6/1/40	1,118	1,220
Pool #AD5556,
4.00%, 6/1/25	440	466
Pool #AD7859,
5.00%, 6/1/40	751	823

FIXED INCOME INDEX FUNDS    46    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 34.3%(6) continued
Fannie Mae - 16.0% continued
Pool #AE0289,
3.62%, 5/1/40	$375	$398
Pool #AE0891,
3.66%, 1/1/41	500	527
Pool #AE0949,
4.00%, 2/1/41	2,381	2,452
Pool #AE0971,
4.00%, 5/1/25	348	369
Pool #AE0981,
3.50%, 3/1/41	1,746	1,737
Pool #AE1807,
4.00%, 10/1/40	3,327	3,427
Pool #AE3873,
4.50%, 10/1/40	524	555
Pool #AE5436,
4.50%, 10/1/40	654	695
Pool #AE5767,
3.54%, 5/1/41	297	314
Pool #AH0525,
4.00%, 12/1/40	2,531	2,607
Pool #AH1295,
3.50%, 1/1/26	926	969
Pool #AH2488,
3.21%, 2/1/41	291	304
Pool #AH3226,
5.00%, 2/1/41	374	408
Pool #AH4158,
4.00%, 1/1/41	460	474
Pool #AH5573,
4.00%, 2/1/41	1,827	1,885
Pool #AH5614,
3.50%, 2/1/26	978	1,024
Pool #AH8854,
4.50%, 4/1/41	608	645
Pool #AI1247,
4.00%, 4/1/26	533	565
Pool #AI3470,
4.50%, 6/1/41	1,081	1,149
Pool #AI4361,
3.03%, 9/1/41	203	214
Pool #AI4380,
2.95%, 11/1/41	154	162
Pool #AI5539,
3.52%, 6/1/41	230	242
Pool #AI5603,
4.50%, 7/1/41	557	591
Pool #AI7743,
4.00%, 8/1/41	830	855
Pool #AI9137,
2.50%, 11/1/27	2,789	2,763
Pool #AI9555,
4.00%, 9/1/41	1,463	1,507
Pool #AI9828,
2.86%, 11/1/41	289	299
Pool #AJ2001,
3.08%, 10/1/41	206	214
Pool #AJ4093,
3.50%, 10/1/26	271	283
Pool #AJ4408,
4.50%, 10/1/41	416	441
Pool #AJ6086,
3.00%, 12/1/26	637	651
Pool #AJ9152,
3.50%, 12/1/26	3,004	3,144
Pool #AJ9218,
4.00%, 2/1/42	1,604	1,652
Pool #AJ9326,
3.50%, 1/1/42	2,232	2,223
Pool #AJ9355,
3.00%, 1/1/27	1,519	1,552
Pool #AK4524,
4.50%, 3/1/42	4,479	4,759
Pool #AK4813,
3.50%, 3/1/42	998	993
Pool #AK4945,
3.50%, 2/1/42	1,211	1,204
Pool #AK7766,
2.50%, 3/1/27	1,713	1,702
Pool #AK9444,
4.00%, 3/1/42	738	766
Pool #AL0354,
5.24%, 7/1/36	428	461
Pool #AL0442,
5.50%, 6/1/40	331	364
Pool #AL0766,
4.00%, 9/1/41	2,629	2,712
Pool #AL1449,
4.00%, 1/1/42	2,583	2,661

NORTHERN FUNDS QUARTERLY REPORT    47    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 34.3%(6) continued
Fannie Mae - 16.0% continued
Pool #AL1849,
6.00%, 2/1/39	$1,324	$	,474
Pool #AL1939,
3.50%, 6/1/42	2,606		2,593
Pool #AL2243,
4.00%, 3/1/42	3,114		3,208
Pool #AL2303,
4.50%, 6/1/26	1,325		1,413
Pool #AL2326,
4.50%, 4/1/42	5,812		6,176
Pool #AL2397,
2.71%, 8/1/42	380		393
Pool #AL3396,
2.50%, 3/1/28	1,470		1,460
Pool #AL3846,
2.46%, 2/1/43	382		381
Pool #AL3950,
1.77%, 8/1/43	193		194
Pool #AO0752,
3.00%, 4/1/42	1,241		1,180
Pool #AO0800,
3.00%, 4/1/27	1,345		1,374
Pool #AO2973,
3.50%, 5/1/42	2,806		2,795
Pool #AO4136,
3.50%, 6/1/42	2,057		2,045
Pool #AO7970,
2.50%, 6/1/27	871		865
Pool #AO8629,
3.50%, 7/1/42	862		857
Pool #AP6273,
3.00%, 10/1/42	1,331		1,265
Pool #AR1706,
2.50%, 1/1/28	6,835		6,773
Pool #AR3792,
3.00%, 2/1/43	1,271		1,208
Pool #AR8151,
3.00%, 3/1/43	2,028		1,928
Pool #AR9582,
3.00%, 3/1/43	708		673
Pool #AS0018,
3.00%, 7/1/43	4,509		4,286
Pool #AS0275,
3.00%, 8/1/33	493		486
Pool #AT2720,
3.00%, 5/1/43	2,143		2,037
Pool #AT3164,
3.00%, 4/1/43	3,433		3,263
Pool #AT3180,
3.00%, 5/1/43	4,010		3,811
Pool #AT5026,
3.00%, 5/1/43	3,842		3,651
Pool #AU1657,
2.50%, 7/1/28	1,064		1,054
Pool #AU1808,
3.00%, 8/1/43	3,362		3,196
Pool #AU3164,
3.00%, 8/1/33	394		389
Pool #AU4336,
2.26%, 8/1/43	965		962
Pool #AU5918,
3.00%, 9/1/43	2,969		2,822
Pool #AU5919,
3.50%, 9/1/43	2,948		2,932
Pool #MA0361,
4.00%, 3/1/30	530		554
Pool #MA0667,
4.00%, 3/1/31	1,099		1,148
Pool #MA0706,
4.50%, 4/1/31	1,599		1,719
Pool #MA0711,
3.50%, 4/1/31	603		614
Pool #MA0720,
5.00%, 4/1/31	631		688
Pool #MA0804,
4.00%, 7/1/31	751		784
Pool #MA0976,
3.50%, 2/1/32	1,347		1,372
Pool #MA1107,
3.50%, 7/1/32	1,635		1,665
Pool #MA1138,
3.50%, 8/1/32	872		888
Pool #MA1141,
3.00%, 8/1/32	420		414
Pool #MA1200,
3.00%, 10/1/32	2,232		2,199
Pool #MA1432,
3.00%, 5/1/33	2,123		2,091

FIXED INCOME INDEX FUNDS    48    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 34.3%(6) continued
Fannie Mae - 16.0% continued
Pool #MA1511,
2.50%, 7/1/33	$585	$554
Pool TBA,
2.00%, 1/14/28(7)	3,000	2,889
2.50%, 1/14/28(7)	4,000	3,959
3.00%, 1/14/28(7)	6,300	6,429
2.50%, 1/14/43(7)	2,300	2,081
3.00%, 1/14/43(7)	2,178	2,068
3.50%, 1/14/43(7)	23,100	22,947

		358,382

Federal Home Loan Bank - 0.7%
0.25%, 2/20/15	4,500	4,501
0.50%, 11/20/15	5,000	5,006
5.13%, 10/19/16	5,450	6,105
5.50%, 7/15/36	500	579

		16,191

Freddie Mac - 2.9%
2.88%, 2/9/15	2,000	2,059
0.50%, 4/17/15	3,500	3,511
4.38%, 7/17/15	900	957
5.25%, 4/18/16	500	554
2.50%, 5/27/16	4,000	4,186
2.00%, 8/25/16	5,675	5,869
5.00%, 2/16/17	500	563
1.00%, 3/8/17	2,500	2,504
1.00%, 9/27/17	3,000	2,961
5.13%, 11/17/17	500	571
0.75%, 1/12/18	2,000	1,947
0.88%, 3/7/18	1,000	971
4.88%, 6/13/18	2,600	2,954
3.75%, 3/27/19	1,000	1,090
1.25%, 10/2/19	1,000	947
2.38%, 1/13/22	3,000	2,868
6.75%, 3/15/31	1,200	1,588
Pool #1B2125,
2.50%, 3/1/35	324	344
Pool #1B2934,
2.57%, 3/1/36	397	424
Pool #1B3264,
6.10%, 2/1/37	84	90
Pool #1B7328,
3.06%, 4/1/37	50	54
Pool #1B7359,
6.05%, 5/1/37	24	24
Pool #1G0321,
2.36%, 9/1/35	86	91
Pool #1G0911,
2.52%, 4/1/36	213	226
Pool #1G1506,
5.07%, 1/1/37	23	25
Pool #1G1623,
5.75%, 4/1/37	45	47
Pool #1G1763,
2.76%, 11/1/35	28	30
Pool #1G1790,
3.16%, 11/1/35	57	61
Pool #1G2620,
2.45%, 11/1/36	8	8
Pool #1G2675,
5.73%, 2/1/38	213	229
Pool #1G3611,
2.08%, 4/1/37	33	35
Pool #1H1348,
2.27%, 10/1/36	17	18
Pool #1H2569,
2.48%, 9/1/35	460	490
Pool #1H2605,
2.38%, 4/1/36	130	136
Pool #1J0345,
2.54%, 3/1/37	22	24
Pool #1J0355,
2.74%, 3/1/37	17	18
Pool #1J0365,
2.67%, 4/1/37	109	116
Pool #1J1390,
3.14%, 12/1/36	22	23
Pool #1J1634,
2.54%, 12/1/36	221	237
Pool #1L0078,
2.38%, 6/1/35	28	30
Pool #1L1214,
2.38%, 12/1/35	1,112	1,165
Pool #1L1480,
2.08%, 12/1/33	68	69
Pool #1N0243,
2.62%, 8/1/36	15	16

NORTHERN FUNDS QUARTERLY REPORT    49    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 34.3%(6) continued
Freddie Mac - 2.9% continued
Pool #1N1746,
2.15%, 9/1/37	$103	$110
Pool #2B1466,
2.02%, 7/1/43	194	193
Pool #781274,
2.45%, 2/1/34	16	16
Pool #782905,
4.91%, 12/1/34	13	14
Pool #847755,
2.51%, 5/1/37	69	74
Pool #848626,
3.39%, 6/1/41	211	224
Pool #848639,
3.22%, 9/1/41	240	250
Pool TBA,
2.00%, 1/14/28(7)	1,900	1,827
2.50%, 1/14/28(7)	3,200	3,170
3.00%, 1/14/28(7)	1,200	1,222
3.00%, 1/14/43(7)	6,319	5,985
3.50%, 1/14/43(7)	11,100	11,013

		64,228

Freddie Mac Gold - 7.0%
Pool #A16753,
5.00%, 11/1/33	109	118
Pool #A17665,
5.00%, 1/1/34	185	201
Pool #A27950,
5.50%, 11/1/34	659	723
Pool #A31136,
5.50%, 1/1/35	291	324
Pool #A39306,
5.50%, 11/1/35	672	733
Pool #A46224,
5.00%, 7/1/35	80	87
Pool #A48104,
5.00%, 1/1/36	159	173
Pool #A51296,
6.00%, 8/1/36	111	123
Pool #A54897,
6.50%, 8/1/36	116	129
Pool #A56110,
5.50%, 12/1/36	269	293
Pool #A57604,
5.00%, 3/1/37	642	691
Pool #A58690,
6.00%, 3/1/37	22	24
Pool #A58718,
5.50%, 3/1/37	38	41
Pool #A59081,
5.50%, 4/1/37	496	541
Pool #A60942,
5.00%, 5/1/37	176	191
Pool #A61560,
5.50%, 10/1/36	962	1,063
Pool #A61573,
5.00%, 9/1/34	1,440	1,570
Pool #A61597,
5.50%, 12/1/35	108	118
Pool #A64474,
5.50%, 9/1/37	60	66
Pool #A67116,
7.00%, 10/1/37	36	42
Pool #A68761,
5.50%, 9/1/37	223	243
Pool #A69169,
4.50%, 12/1/37	270	285
Pool #A69303,
6.00%, 11/1/37	89	98
Pool #A73778,
5.00%, 2/1/38	251	270
Pool #A74134,
7.00%, 2/1/38	60	67
Pool #A78507,
5.00%, 6/1/38	1,177	1,278
Pool #A81606,
6.00%, 9/1/38	99	109
Pool #A81856,
7.00%, 9/1/38	30	34
Pool #A83008,
5.50%, 11/1/38	1,108	1,207
Pool #A84432,
4.50%, 2/1/39	180	190
Pool #A88476,
4.50%, 9/1/39	3,333	3,542
Pool #A88566,
5.00%, 9/1/39	1,797	1,955
Pool #A89346,
4.50%, 10/1/39	2,225	2,357

FIXED INCOME INDEX FUNDS    50    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 34.3%(6) continued
Freddie Mac Gold - 7.0% continued
Pool #A90749,
4.50%, 1/1/40	$1,494	$1,587
Pool #A91541,
5.00%, 3/1/40	538	585
Pool #A91626,
4.50%, 3/1/40	1,016	1,081
Pool #A91942,
4.50%, 4/1/40	745	792
Pool #A94672,
4.50%, 10/1/40	1,176	1,244
Pool #A96296,
4.00%, 1/1/41	1,106	1,140
Pool #A96310,
4.00%, 1/1/41	762	784
Pool #A96995,
4.00%, 2/1/41	1,965	2,019
Pool #A97443,
4.50%, 3/1/41	909	965
Pool #B10630,
4.50%, 11/1/18	234	248
Pool #B17658,
4.50%, 1/1/20	9	10
Pool #B18502,
5.50%, 6/1/20	22	23
Pool #B18931,
4.50%, 3/1/20	28	29
Pool #C03457,
4.50%, 2/1/40	708	749
Pool #C03821,
3.50%, 4/1/42	2,875	2,856
Pool #C04268,
3.00%, 10/1/42	4,232	4,014
Pool #C09004,
3.50%, 7/1/42	807	802
Pool #C09042,
3.50%, 5/1/43	1,063	1,056
Pool #C91009,
5.00%, 11/1/26	43	47
Pool #C91020,
5.50%, 3/1/27	68	75
Pool #C91247,
5.00%, 4/1/29	301	325
Pool #C91354,
4.00%, 1/1/31	1,093	1,144
Pool #C91370,
4.50%, 5/1/31	660	711
Pool #C91388,
3.50%, 2/1/32	582	593
Pool #C91402,
4.00%, 10/1/31	958	1,002
Pool #C91408,
3.50%, 11/1/31	611	623
Pool #C91485,
3.50%, 8/1/32	873	890
Pool #D97197,
5.00%, 2/1/27	10	11
Pool #D97498,
6.00%, 12/1/27	348	384
Pool #D97524,
5.50%, 1/1/28	194	213
Pool #D97564,
5.00%, 1/1/28	209	226
Pool #D98301,
4.50%, 7/1/29	200	212
Pool #E03033,
3.00%, 2/1/27	1,377	1,404
Pool #E04044,
3.50%, 8/1/27	2,158	2,252
Pool #E99030,
4.50%, 9/1/18	286	303
Pool #G01907,
4.50%, 8/1/34	99	106
Pool #G01974,
5.00%, 12/1/35	961	1,038
Pool #G02064,
5.00%, 2/1/36	439	474
Pool #G02069,
5.50%, 3/1/36	81	89
Pool #G02386,
6.00%, 11/1/36	876	968
Pool #G02391,
6.00%, 11/1/36	25	28
Pool #G02540,
5.00%, 11/1/34	163	178
Pool #G02649,
6.00%, 1/1/37	37	41
Pool #G02702,
6.50%, 1/1/37	109	122

NORTHERN FUNDS QUARTERLY REPORT    51    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 34.3%(6) continued
Freddie Mac Gold - 7.0% continued
Pool #G02789,
6.00%, 4/1/37	$2,609	$2,888
Pool #G02911,
6.00%, 4/1/37	55	62
Pool #G02973,
6.00%, 6/1/37	103	114
Pool #G03121,
5.00%, 6/1/36	424	456
Pool #G03134,
5.50%, 8/1/36	183	200
Pool #G03176,
5.00%, 8/1/37	151	163
Pool #G03218,
6.00%, 9/1/37	104	114
Pool #G03351,
6.00%, 9/1/37	208	231
Pool #G03513,
6.00%, 11/1/37	266	293
Pool #G03600,
7.00%, 11/1/37	106	117
Pool #G03737,
6.50%, 11/1/37	1,664	1,850
Pool #G03992,
6.00%, 3/1/38	290	320
Pool #G04287,
5.00%, 5/1/38	406	437
Pool #G04459,
5.50%, 6/1/38	385	419
Pool #G04611,
6.00%, 7/1/38	738	816
Pool #G04650,
6.50%, 9/1/38	641	713
Pool #G04817,
5.00%, 9/1/38	249	268
Pool #G05082,
5.00%, 3/1/38	532	574
Pool #G05167,
4.50%, 2/1/39	632	668
Pool #G05457,
4.50%, 5/1/39	2,868	3,045
Pool #G05725,
4.50%, 11/1/39	930	991
Pool #G05733,
5.00%, 11/1/39	867	942
Pool #G05870,
4.50%, 4/1/40	1,107	1,176
Pool #G05876,
4.50%, 4/1/40	2,777	2,968
Pool #G05971,
5.50%, 8/1/40	3,020	3,311
Pool #G06020,
5.50%, 12/1/39	2,938	3,202
Pool #G06767,
5.00%, 10/1/41	1,795	1,954
Pool #G06947,
6.00%, 5/1/40	772	853
Pool #G07030,
4.00%, 6/1/42	4,536	4,675
Pool #G07098,
3.50%, 7/1/42	1,729	1,717
Pool #G07152,
4.00%, 6/1/42	3,993	4,104
Pool #G07171,
4.00%, 8/1/42	1,972	2,030
Pool #G07445,
2.50%, 7/1/43	981	885
Pool #G08189,
7.00%, 3/1/37	40	45
Pool #G08192,
5.50%, 4/1/37	171	186
Pool #G08341,
5.00%, 4/1/39	2,951	3,179
Pool #G08477,
3.50%, 2/1/42	1,499	1,489
Pool #G08554,
3.50%, 10/1/43	2,087	2,073
Pool #G11776,
4.50%, 9/1/20	56	60
Pool #G12571,
4.00%, 1/1/22	183	194
Pool #G12673,
5.00%, 9/1/21	136	145
Pool #G12837,
4.50%, 4/1/22	191	203
Pool #G12868,
5.00%, 11/1/22	254	274
Pool #G12869,
5.00%, 9/1/22	226	244

FIXED INCOME INDEX FUNDS    52    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 34.3%(6) continued
Freddie Mac Gold - 7.0% continued
Pool #G13136,
4.50%, 5/1/23	$265	$284
Pool #G13151,
6.00%, 3/1/23	255	278
Pool #G13201,
4.50%, 7/1/23	150	160
Pool #G13433,
5.50%, 1/1/24	198	215
Pool #G14168,
5.50%, 12/1/24	382	414
Pool #G14239,
4.00%, 9/1/26	4,230	4,470
Pool #G14554,
4.50%, 7/1/26	582	624
Pool #G18220,
6.00%, 11/1/22	27	30
Pool #G18438,
2.50%, 6/1/27	762	756
Pool #G18442,
3.50%, 8/1/27	1,505	1,569
Pool #G30327,
4.50%, 1/1/27	38	41
Pool #J00991,
4.00%, 1/1/21	81	85
Pool #J02541,
4.00%, 9/1/20	54	57
Pool #J03041,
6.00%, 7/1/21	82	89
Pool #J03736,
5.50%, 11/1/21	85	93
Pool #J05307,
4.50%, 8/1/22	25	27
Pool #J06175,
5.00%, 5/1/21	39	42
Pool #J06465,
6.00%, 11/1/22	25	27
Pool #J06476,
5.50%, 11/1/22	59	64
Pool #J08098,
5.50%, 6/1/23	50	52
Pool #J08202,
5.00%, 7/1/23	73	79
Pool #J08454,
5.00%, 8/1/23	122	129
Pool #J08913,
5.50%, 10/1/23	71	77
Pool #J09148,
5.00%, 12/1/23	162	171
Pool #J09305,
5.00%, 2/1/24	242	261
Pool #J09463,
5.00%, 3/1/24	126	133
Pool #J11136,
4.00%, 11/1/24	136	144
Pool #J12098,
4.50%, 4/1/25	1,224	1,312
Pool #J14808,
3.50%, 3/1/26	1,500	1,567
Pool #J17055,
3.00%, 11/1/26	723	737
Pool #J17232,
3.00%, 11/1/26	759	775
Pool #J17932,
3.00%, 3/1/27	1,315	1,342
Pool #J20834,
2.50%, 10/1/27	1,328	1,318
Pool #J21601,
2.50%, 12/1/27	5,021	4,982
Pool #J22986,
2.50%, 3/1/28	2,549	2,530
Pool #K90071,
3.00%, 2/1/33	2,045	2,020
Pool #K90641,
3.50%, 6/1/33	289	295
Pool #K90791,
3.00%, 7/1/33	786	777
Pool #Q02211,
4.50%, 7/1/41	1,040	1,103
Pool #Q02605,
4.50%, 8/1/41	2,831	3,004
Pool #Q03085,
4.00%, 9/1/41	612	629
Pool #Q04649,
3.50%, 11/1/41	604	600
Pool #Q08894,
3.50%, 6/1/42	1,363	1,355
Pool #Q09009,
4.00%, 6/1/42	3,582	3,688

NORTHERN FUNDS QUARTERLY REPORT    53    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 34.3%(6) continued
Freddie Mac Gold - 7.0% continued
Pool #Q14324,
3.00%, 1/1/43	$2,108	$2,000
Pool #Q14676,
3.00%, 1/1/43	1,424	1,350
Pool #Q15843,
3.00%, 2/1/43	678	643
Pool #Q18339,
3.00%, 5/1/43	642	609
Pool #Q19697,
3.00%, 6/1/43	1,465	1,390
Pool #Q19909,
3.00%, 7/1/43	1,280	1,214
Pool #Q20550,
3.00%, 8/1/43	1,974	1,873
Pool #Q21320,
3.50%, 8/1/43	1,079	1,072
Pool #V80003,
3.00%, 4/1/43	2,872	2,724
Pool #V80004,
3.00%, 4/1/43	788	748
Pool #V80058,
3.00%, 5/1/43	1,304	1,237

		156,242

Government National Mortgage Association - 1.4%
Pool TBA,
3.00%, 1/14/43(7)	5,425	5,242
3.00%, 1/14/43(7)	3,000	2,897
3.50%, 1/14/43(7)	10,000	10,088
3.50%, 1/14/43(7)	3,500	3,527
4.00%, 1/14/43(7)	814	846
4.50%, 1/14/43(7)	6,900	7,377

		29,977

Government National Mortgage Association I - 2.2%
Pool #510835,
5.50%, 2/15/35	87	97
Pool #597889,
5.50%, 6/15/33	379	422
Pool #614169,
5.00%, 7/15/33	135	148
Pool #616879,
3.50%, 2/15/42	1,048	1,059
Pool #617739,
6.00%, 10/15/37	45	50
Pool #634431,
6.00%, 9/15/34	44	50
Pool #641416,
5.50%, 4/15/35	267	295
Pool #646341,
6.00%, 11/15/36	87	97
Pool #648538,
5.00%, 12/15/35	268	291
Pool #651753,
5.50%, 3/15/36	51	56
Pool #658560,
6.50%, 8/15/36	316	354
Pool #661917,
7.00%, 4/15/37	25	28
Pool #670114,
6.50%, 7/15/37	59	65
Pool #675211,
6.50%, 3/15/38	101	112
Pool #675484,
5.50%, 6/15/38	303	332
Pool #676360,
6.50%, 10/15/37	38	43
Pool #682899,
6.00%, 9/15/40	567	631
Pool #687824,
5.50%, 8/15/38	396	435
Pool #687900,
5.00%, 9/15/38	248	270
Pool #687901,
5.00%, 9/15/38	277	301
Pool #688461,
6.00%, 5/15/38	399	444
Pool #692309,
6.00%, 1/15/39	166	185
Pool #697645,
5.50%, 10/15/38	155	170
Pool #698236,
5.00%, 6/15/39	1,037	1,125
Pool #698336,
4.50%, 5/15/39	1,308	1,397
Pool #699277,
6.00%, 9/15/38	158	176
Pool #700918,
5.50%, 11/15/38	540	592

FIXED INCOME INDEX FUNDS    54    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 34.3%(6) continued
Government National Mortgage Association I - 2.2% continued
Pool #700972,
5.50%, 11/15/38	$155	$170
Pool #701196,
6.00%, 10/15/38	216	240
Pool #703677,
5.50%, 6/15/39	412	452
Pool #704185,
5.50%, 1/15/39	181	199
Pool #710130,
7.00%, 1/15/39	127	139
Pool #717175,
4.50%, 6/15/39	1,273	1,373
Pool #719262,
5.00%, 8/15/40	471	516
Pool #720202,
4.50%, 7/15/39	813	877
Pool #723231,
4.00%, 10/15/39	592	616
Pool #723339,
5.00%, 9/15/39	488	535
Pool #726085,
4.00%, 11/15/24	440	465
Pool #728629,
4.50%, 1/15/40	1,756	1,894
Pool #733663,
4.50%, 5/15/40	3,354	3,586
Pool #737286,
4.50%, 5/15/40	1,297	1,398
Pool #737416,
3.50%, 9/15/25	348	363
Pool #738134,
3.50%, 4/15/26	587	613
Pool #738247,
4.50%, 4/15/41	767	820
Pool #745215,
4.00%, 7/15/25	362	382
Pool #747643,
4.50%, 8/15/40	2,912	3,108
Pool #760874,
3.50%, 2/15/26	465	487
Pool #768800,
4.50%, 6/15/41	399	428
Pool #773939,
4.00%, 11/15/41	1,354	1,420
Pool #778957,
3.50%, 3/15/42	1,307	1,322
Pool #781939,
6.00%, 7/15/34	595	667
Pool #782131,
5.50%, 12/15/36	179	197
Pool #782150,
5.50%, 4/15/37	199	220
Pool #782259,
5.00%, 2/15/36	316	346
Pool #782272,
5.50%, 2/15/38	386	425
Pool #782498,
6.00%, 12/15/38	214	238
Pool #782565,
5.00%, 2/15/39	4,081	4,456
Pool #782584,
5.00%, 3/15/39	382	415
Pool #782675,
4.50%, 6/15/24	292	310
Pool #782696,
5.00%, 6/15/39	940	1,032
Pool #782831,
6.00%, 12/15/39	139	155
Pool #783176,
4.00%, 11/15/40	1,726	1,799
Pool #783467,
4.00%, 10/15/41	5,912	6,163
Pool #AA6089,
3.00%, 2/15/43	782	757
Pool #AB2891,
3.00%, 9/15/42	580	561
Pool #AD8781,
3.00%, 3/15/43	682	660
Pool #AD9016,
3.00%, 4/15/43	966	935

		49,964

Government National Mortgage Association II - 4.0%
Pool #3570,
6.00%, 6/20/34	126	144
Pool #3665,
5.50%, 1/20/35	379	422
Pool #3852,
6.00%, 5/20/36	69	78

NORTHERN FUNDS QUARTERLY REPORT    55    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 34.3%(6) continued
Government National Mortgage Association II - 4.0% continued
Pool #3879,
6.00%, 7/20/36	$230	$259
Pool #3910,
6.00%, 10/20/36	119	134
Pool #3994,
5.00%, 6/20/37	82	89
Pool #4018,
6.50%, 8/20/37	258	289
Pool #4026,
5.00%, 9/20/37	130	142
Pool #4027,
5.50%, 9/20/37	69	76
Pool #4040,
6.50%, 10/20/37	56	63
Pool #4098,
5.50%, 3/20/38	374	412
Pool #4116,
6.50%, 4/20/38	122	137
Pool #4170,
6.00%, 6/20/38	296	333
Pool #4194,
5.50%, 7/20/38	743	819
Pool #4243,
5.00%, 9/20/38	212	230
Pool #4244,
5.50%, 9/20/38	200	220
Pool #4245,
6.00%, 9/20/38	121	137
Pool #4269,
6.50%, 10/20/38	141	158
Pool #4290,
5.50%, 11/20/38	143	158
Pool #4344,
6.00%, 1/20/39	242	271
Pool #4345,
6.50%, 1/20/39	158	178
Pool #4425,
5.50%, 4/20/39	389	431
Pool #4559,
5.00%, 10/20/39	957	1,048
Pool #4561,
6.00%, 10/20/39	473	533
Pool #4617,
4.50%, 1/20/40	260	279
Pool #4619,
5.50%, 1/20/40	884	981
Pool #4713,
4.50%, 6/20/40	801	858
Pool #4747,
5.00%, 7/20/40	707	774
Pool #4881,
3.50%, 12/20/40	2,336	2,365
Pool #4882,
4.00%, 12/20/40	5,754	5,994
Pool #4923,
4.50%, 1/20/41	581	623
Pool #5050,
4.00%, 5/20/26	557	590
Pool #5081,
4.00%, 6/20/41	1,056	1,100
Pool #5082,
4.50%, 6/20/41	1,087	1,164
Pool #5083,
5.00%, 6/20/41	4,399	4,805
Pool #5114,
4.00%, 7/20/41	4,114	4,285
Pool #5141,
5.00%, 8/20/41	623	680
Pool #5175,
4.50%, 9/20/41	559	599
Pool #5176,
5.00%, 9/20/41	3,022	3,288
Pool #5202,
3.50%, 10/20/41	1,365	1,379
Pool #5203,
4.00%, 10/20/41	937	976
Pool #5232,
3.50%, 11/20/41	763	771
Pool #5264,
5.50%, 12/20/41	81	89
Pool #5280,
4.00%, 1/20/42	1,025	1,067
Pool #5304,
3.50%, 2/20/42	945	955
Pool #5317,
5.50%, 2/20/42	553	610
Pool #5326,
3.00%, 3/20/27	1,391	1,430

FIXED INCOME INDEX FUNDS    56    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 34.3%(6) continued
Government National Mortgage Association II - 4.0% continued
Pool #5331,
3.50%, 3/20/42	$1,536	$1,552
Pool #654804,
6.00%, 5/20/36	194	216
Pool #737602,
4.00%, 11/20/40	779	816
Pool #752757,
4.50%, 11/20/40	1,156	1,254
Pool #755677,
4.00%, 12/20/40	748	782
Pool #782433,
6.00%, 10/20/38	440	496
Pool #82579,
3.50%, 7/20/40	517	544
Pool #82737,
3.00%, 2/20/41	606	634
Pool #82793,
2.50%, 4/20/41	592	617
Pool #82857,
3.00%, 6/20/41	299	312
Pool #82960,
3.50%, 10/20/41	269	282
Pool #AA5970,
3.00%, 1/20/43	2,506	2,426
Pool #AA6054,
3.00%, 2/20/43	3,487	3,376
Pool #AA6149,
3.00%, 3/20/43	2,441	2,362
Pool #AA6243,
3.50%, 4/20/43	395	399
Pool #AB9443,
3.50%, 11/20/42	1,806	1,825
Pool #AD1755,
3.50%, 2/20/43	1,523	1,539
Pool #MA0022,
3.50%, 4/20/42	1,561	1,578
Pool #MA0088,
3.50%, 5/20/42	3,457	3,493
Pool #MA0220,
3.50%, 7/20/42	1,757	1,775
Pool #MA0318,
3.50%, 8/20/42	3,166	3,198
Pool #MA0321,
5.00%, 8/20/42	1,255	1,370
Pool #MA0391,
3.00%, 9/20/42	5,834	5,649
Pool #MA0392,
3.50%, 9/20/42	1,318	1,332
Pool #MA0933,
3.00%, 4/20/43	2,411	2,334
Pool #MA0934,
3.50%, 4/20/43	960	970
Pool #MA1011,
3.00%, 5/20/43	2,328	2,254
Pool #MA1064,
2.50%, 6/20/28	1,441	1,441
Pool #MA1089,
3.00%, 6/20/43	2,448	2,370
Pool #MA1242,
2.00%, 8/20/43	690	711

		90,330

Tennessee Valley Authority - 0.1%
5.50%, 7/18/17	600	687
5.25%, 9/15/39	1,650	1,761

		2,448

Total U.S. Government Agencies (Cost $767,929)		767,762

U.S. GOVERNMENT OBLIGATIONS - 33.7%
U.S. Treasury Bonds - 5.9%
8.75%, 8/15/20	450	632
7.88%, 2/15/21	1,550	2,109
8.00%, 11/15/21	1,125	1,563
7.13%, 2/15/23	2,000	2,697
6.25%, 8/15/23	11,550	14,836
7.63%, 2/15/25	165	236
6.00%, 2/15/26	11,750	15,000
6.13%, 11/15/27	9,000	11,711
6.25%, 5/15/30	6,000	8,015
5.38%, 2/15/31	4,000	4,902
4.50%, 2/15/36	475	529
4.75%, 2/15/37	3,835	4,412
5.00%, 5/15/37	4,575	5,444
4.38%, 2/15/38	3,890	4,234
4.50%, 5/15/38	1,700	1,885
3.50%, 2/15/39	6,000	5,650
4.25%, 5/15/39	9,250	9,864

NORTHERN FUNDS QUARTERLY REPORT    57    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 33.7% continued
U.S. Treasury Bonds - 5.9% continued
4.50%, 8/15/39	$8,000	$8,867
4.38%, 11/15/39	7,000	7,607
4.63%, 2/15/40	7,250	8,188
4.38%, 5/15/40	1,000	1,086
3.88%, 8/15/40	5,000	5,002
3.75%, 8/15/41	4,000	3,899
3.13%, 2/15/42	2,000	1,724
2.75%, 8/15/42	2,500	1,981
3.13%, 2/15/43	1,000	856

		132,929

U.S. Treasury Notes - 27.8%
2.63%, 12/31/14	20,000	20,486
2.25%, 1/31/15	8,000	8,178
4.00%, 2/15/15	12,000	12,509
2.50%, 3/31/15	39,000	40,108
0.25%, 7/15/15	10,000	10,000
1.75%, 7/31/15	10,000	10,233
0.38%, 11/15/15	50,000	50,029
4.50%, 11/15/15	2,000	2,155
0.25%, 12/15/15	25,000	24,944
2.13%, 12/31/15	5,000	5,172
2.13%, 2/29/16	5,000	5,182
0.38%, 3/15/16	25,000	24,961
5.13%, 5/15/16	3,000	3,325
3.25%, 6/30/16	10,000	10,669
0.63%, 7/15/16	10,000	10,013
1.50%, 7/31/16	5,000	5,114
1.00%, 8/31/16	10,000	10,094
1.00%, 9/30/16	25,000	25,215
1.00%, 10/31/16	5,000	5,038
4.63%, 11/15/16	2,600	2,886
0.88%, 11/30/16	30,000	30,096
0.88%, 1/31/17	20,000	20,019
4.63%, 2/15/17	500	558
1.00%, 3/31/17	12,000	12,026
3.13%, 4/30/17	7,000	7,494
4.50%, 5/15/17	1,850	2,064
0.63%, 5/31/17	15,000	14,804
4.75%, 8/15/17	2,400	2,711
0.63%, 8/31/17	5,000	4,906
0.63%, 9/30/17	7,000	6,855
4.25%, 11/15/17	2,950	3,285
0.75%, 12/31/17	10,000	9,778
0.88%, 1/31/18	10,000	9,809
3.50%, 2/15/18	6,250	6,785
0.75%, 2/28/18	5,000	4,868
3.88%, 5/15/18	3,300	3,637
1.38%, 7/31/18	10,000	9,910
4.00%, 8/15/18	10,290	11,413
1.50%, 8/31/18	11,500	11,442
3.75%, 11/15/18	2,300	2,524
2.75%, 2/15/19	18,000	18,861
1.38%, 2/28/19	4,000	3,918
0.88%, 7/31/19	2,000	1,883
3.63%, 8/15/19	18,000	19,613
3.38%, 11/15/19	16,000	17,210
3.63%, 2/15/20	5,000	5,442
1.13%, 4/30/20	4,000	3,738
3.50%, 5/15/20	5,000	5,394
1.38%, 5/31/20	15,000	14,216
2.63%, 8/15/20	3,000	3,061
2.63%, 11/15/20	3,000	3,049
3.63%, 2/15/21	12,000	12,950
2.13%, 8/15/21	36,000	34,875
1.63%, 8/15/22	19,000	17,262

		622,767

Total U.S. Government Obligations (Cost $746,577)		755,696

MUNICIPAL BONDS - 1.0%
Arizona - 0.0%
Phoenix Taxable G.O. Unlimited Bonds, Series A, Build America Bonds,
5.27%, 7/1/34	100	101
Salt River Project Agricultural Improvement & Power District Electric Revenue Bonds, Build America Bonds,
4.84%, 1/1/41	110	111

		212

California - 0.3%
Bay Area Toll Authority Bridge Revenue Bonds, Series F-2, Build America Bonds,
6.26%, 4/1/49	425	510
Bay Area Toll Authority Bridge Revenue Bonds, Series S1, Build America Bonds,
7.04%, 4/1/50	150	184
Bay Area Toll Authority Bridge TRB, Series S3, Build America Bonds,
6.91%, 10/1/50	150	182

FIXED INCOME INDEX FUNDS    58    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 1.0% continued
California - 0.3% continued
California State G.O. Unlimited Bonds, Build America Bonds,
7.70%, 11/1/30	$135	$156
7.30%, 10/1/39	920	1,157
7.60%, 11/1/40	400	528
California State Public Works Board Lease Revenue Bonds, Series G-2, Build America Bonds,
8.36%, 10/1/34	50	61
California State Taxable G.O. Unlimited Bonds, Build America Bonds,
7.63%, 3/1/40	405	533
California State Various Purpose Taxable G.O. Unlimited Bonds,
6.20%, 3/1/19	200	232
California State Various Purpose Taxable G.O. Unlimited Bonds, Build America Bonds,
7.55%, 4/1/39	585	758
East Bay Municipal Utility District Water System Revenue Bonds, Build America Bonds,
5.87%, 6/1/40	300	341
Los Angeles Community College District G.O. Unlimited Bonds, Build America Bonds,
6.75%, 8/1/49	150	189
Los Angeles Department of Airports Direct Pay TRB, Build America Bonds,
6.58%, 5/15/39	250	290
Los Angeles Unified School District G.O. Unlimited Bonds, Build America Bonds,
6.76%, 7/1/34	290	358
Los Angeles Unified School District Taxable G.O. Unlimited Bonds, Series KR, Build America Bonds,
5.75%, 7/1/34	335	369
Metropolitan Water District of Southern California TRB, Issuer Subseries A, Build America Bonds,
6.95%, 7/1/40	100	112
San Diego County Water Authority Financing Agency Revenue Bonds, Series B, Build America Bonds,
6.14%, 5/1/49	100	117
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Build America Bonds,
6.95%, 11/1/50	75	93
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Series B, Build America Bonds,
6.00%, 11/1/40	300	337
University of California Revenue Bonds, Build America Bonds,
5.95%, 5/15/45	150	168
University of California Revenue Bonds, Build America Bonds, Regents University,
6.27%, 5/15/31	200	216

		6,891

Colorado - 0.0%
Denver City & County G.O. Unlimited Bonds, Build America Bonds,
5.65%, 8/1/30	250	268
Denver City & County School District No. 1 Taxable G.O. Unlimited Bonds, Series C, Build America Bonds (State Aid Withholding),
5.66%, 12/1/33	50	55

		323

Connecticut - 0.0%
Connecticut State G.O. Unlimited Bonds, Build America Bonds,
5.63%, 12/1/29	165	176
Connecticut State G.O. Unlimited Bonds, Series A,
5.85%, 3/15/32	300	336

		512

District of Columbia - 0.0%
District of Columbia Income Tax Secured Revenue Bonds, Series E, Build America Bonds,
5.59%, 12/1/34	30	33

Florida - 0.0%
Florida State Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series A,
2.11%, 7/1/18	500	487

Georgia - 0.0%
Municipal Electric Authority of Georgia Plant Vogtle Units TRB, Build America Bonds,
6.64%, 4/1/57	70	74
6.66%, 4/1/57	100	104
7.06%, 4/1/57	300	304

		482

NORTHERN FUNDS QUARTERLY REPORT    59    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 1.0% continued
Illinois - 0.1%
Chicago Board of Education G.O. Unlimited Bonds, Qualified School Construction Bonds,
6.32%, 11/1/29	$160	$155
Chicago Taxable G.O. Unlimited Bonds, Project C1,
7.78%, 1/1/35	100	111
Chicago Transit Authority Sales & Transfer Tax Receipts Pension Funding TRB, Series A,
6.90%, 12/1/40	300	336
Chicago Transit Authority Sales Tax Receipts Revenue Bonds, Series B, Build America Bonds,
6.20%, 12/1/40	140	149
Illinois State Taxable G.O. Unlimited Bonds, Build America Bonds,
6.63%, 2/1/35	750	783
Illinois State Taxable G.O. Unlimited Bonds,
4.42%, 1/1/15	100	103
5.67%, 3/1/18	300	327
Illinois State Taxable Pension G.O. Unlimited Bonds,
5.10%, 6/1/33	705	657

		2,621

Massachusetts - 0.0%
Massachusetts State G.O. Limited Bonds, Series D, Build America Bonds,
4.50%, 8/1/31	250	240
Massachusetts State School Building Authority Sales TRB, Build America Bonds,
5.72%, 8/15/39	100	112

		352

Mississippi - 0.0%
Mississippi State Taxable G.O. Unlimited Bonds, Series F, Build America Bonds,
5.25%, 11/1/34	100	105

Nevada - 0.1%
Clark County Airport Revenue Bonds, Series B, Build America Bonds,
6.88%, 7/1/42	355	383
Clark County Airport System TRB, Series C, Build America Bonds,
6.82%, 7/1/45	200	249

		632

New Jersey - 0.1%
New Jersey State EDA Lease Revenue Bonds, Series A (NATL-RE Insured),
7.43%, 2/15/29	100	120
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series B, Build America Bonds,
6.56%, 12/15/40	200	234
New Jersey State Transportation Trust Fund Authority TRB, Series C, Build America Bonds,
6.10%, 12/15/28	300	322
New Jersey State Turnpike Authority TRB, Series A, Build America Bonds,
7.10%, 1/1/41	425	544
New Jersey State Turnpike Authority TRB, Series F, Build America Bonds,
7.41%, 1/1/40	125	167
Rutgers State University TRB, Series H, Build America Bonds (G.O. of University Insured),
5.67%, 5/1/40	145	159

		1,546

New York - 0.2%
Metropolitan Transportation Authority Dedicated Fund TRB, Build America Bonds,
7.34%, 11/15/39	75	98
Metropolitan Transportation Authority TRB, Build America Bonds,
6.69%, 11/15/40	100	118
Metropolitan Transportation Authority TRB, Series E, Build America Bonds,
6.81%, 11/15/40	60	72
New York City G.O. Unlimited Bonds, Build America Bonds,
5.52%, 10/1/37	100	104
New York City G.O. Unlimited Bonds, Series H-1, Build America Bonds,
5.85%, 6/1/40	85	93
New York City Municipal Finance Authority Water & Sewer System Revenue Bonds, Build America Bonds,
5.75%, 6/15/41	200	225

FIXED INCOME INDEX FUNDS    60    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 1.0% continued
New York - 0.2% continued
5.72%, 6/15/42	$250	$281
New York City Taxable G.O. Unlimited Bonds, Series F-1, Build America Bonds,
6.65%, 12/1/31	225	248
New York City Transitional Finance Authority TRB, Build America Bonds, Future Tax Secured,
5.77%, 8/1/36	300	340
New York State Dormitory Authority Personal Income TRB, Build America Bonds,
5.60%, 3/15/40	250	280
New York State Dormitory Authority Personal Income TRB, Series F, Build America Bonds,
5.63%, 3/15/39	75	83
New York State Urban Development Corp. TRB, Build America Bonds,
5.77%, 3/15/39	100	109
Port Authority of New York & New Jersey Consolidated 160th TRB (G.O. of Authority Insured),
5.65%, 11/1/40	200	218
Port Authority of New York & New Jersey Consolidated 164th TRB (G.O. of Authority Insured),
5.65%, 11/1/40	350	382
Port Authority of New York & New Jersey Consolidated 168th Revenue Bonds (G.O. of Authority Insured),
4.93%, 10/1/51	250	235

		2,886

Ohio - 0.1%
American Municipal Power-Ohio, Inc. Revenue Bonds, Issuer Subseries B, Build America Bonds,
6.45%, 2/15/44	200	214
American Municipal Power-Ohio, Inc. TRB, Series B, Build America Bonds, Combined Hydroelectric Projects,
8.08%, 2/15/50	300	397
North East Regional Sewer District Improvement TRB, Build America Bonds,
6.04%, 11/15/40	145	153
Ohio State University TRB, Series A,
4.80%, 6/1/11(1)	200	174
Ohio State University TRB, Series C, Build America Bonds,
4.91%, 6/1/40	190	191
Ohio State Water Quality Development Authority Pollution Control TRB, Series B-2, Loan Fund,
4.88%, 12/1/34	90	91

		1,220

Oregon - 0.0%
Oregon State Department of Transportation Highway User TRB, Series A, Sub Lien, Build America Bonds,
5.83%, 11/15/34	200	230

Pennsylvania - 0.0%
State Public School Building Authority TRB, Series A, Qualified School Construction Bonds,
5.00%, 9/15/27	200	208

Puerto Rico - 0.0%
Puerto Rico Commonwealth Government Development Bank TRB, Series B, Senior Notes,
3.67%, 5/1/14	150	142
4.70%, 5/1/16	100	82

		224

Tennessee - 0.0%
Metropolitan Government of Nashville & Davidson County Convention Center Authority Subordinate TRB, Series B, Build America Bonds,
6.73%, 7/1/43	100	111

Texas - 0.1%
Dallas Area Rapid Transit Sales TRB, Build America Bonds,
5.02%, 12/1/48	180	184
Dallas Independent School District Taxable G.O. Unlimited Bonds, Series C, Build America Bonds (PSF Gtd.),
6.45%, 2/15/35	200	224
Houston Taxable G.O. Limited Refunding Bonds, Series A, Pension Obligation,
6.29%, 3/1/32	300	336
North Texas Tollway Authority TRB, Series B, Build America Bonds,
6.72%, 1/1/49	125	152

NORTHERN FUNDS QUARTERLY REPORT    61    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 1.0% continued
Texas - 0.1% continued
San Antonio Electric & Gas Revenue Bonds, Build America Bonds,
5.99%, 2/1/39	$200	$238
Texas State Transportation Commission Taxable G.O. Unlimited Bonds, Build America Bonds,
5.52%, 4/1/39	200	224
Texas State Transportation Commission TRB, Series B, First Tier,
5.18%, 4/1/30	300	322
University of Texas Revenue Bonds, Series C, Build America Bonds,
4.79%, 8/15/46	100	101
University of Texas Revenue Bonds, Series D, Build America Bonds,
5.13%, 8/15/42	190	202

		1,983

Utah - 0.0%
Utah State G.O. Unlimited Bonds, Series B, Build America Bonds,
3.54%, 7/1/25	95	93

Washington - 0.0%
Central Puget Sound Regional Transportation Authority Sales & Use TRB, Build America Bonds,
5.49%, 11/1/39	80	88
Washington State Convention Center Public Facilities District Revenue Bonds, Build America Bonds,
6.79%, 7/1/40	100	107
Washington State G.O. Unlimited Bonds, Series F, Build America Bonds,
5.14%, 8/1/40	100	103

		298

Total Municipal Bonds (Cost $19,684)		21,449

	NUMBER OF SHARES	VALUE (000S)

OTHER - 0.0%(8)
Escrow Lehman Brothers Holdings Capital Trust VII(9)	50,000	$—

Total Other (Cost $39)		—

INVESTMENT COMPANIES - 3.9%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(10) (11)	87,053,483	$87,053

Total Investment Companies (Cost $87,053)		87,053

Total Investments - 103.0% (Cost $2,275,731)		2,308,373

Liabilities less Other Assets - (3.0)%		(68,103)

NET ASSETS - 100.0%		$2,240,270

(1)	Century bond maturing in 2111.
(2)	Century bond maturing in 2112.
(3)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(4)	Restricted security that has been deemed illiquid. At December 31, 2013, the value of these restricted illiquid securities amounted to approximately $1,132,000 or 0.1% of net assets. Additional information on the restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
CareFusion Corp.,
3.30%, 3/1/23	3/6/13	$130

Nabors Industries, Inc.,
2.35%, 9/15/16	9/4/13	35

Nabors Industries, Inc.,
5.10%, 9/15/23	10/28/13	134

Union Pacific Corp.,
3.65%, 2/15/24	3/14/07-7/20/10	729

(5)	Zero coupon bond reflects effective yield on the date of purchase.
(6)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(7)	When-Issued Security.

FIXED INCOME INDEX FUNDS    62    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

(8)	Security listed as “escrow” is considered to be worthless.
(9)	Issuer has defaulted on terms of debt obligation.
(10)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(11)	At March 31, 2013, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $187,561,000 with net sales of approximately $100,508,000 during the nine months ended December 31, 2013.

At December 31, 2013, the credit quality distribution for the Bond Index Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Agency	26.0%
U.S. Treasury	40.1
AAA	4.0
AA	4.6
A	11.1
BBB	10.4
Cash Equivalents	3.8

Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s, and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy, as of December 31, 2013:

	LEVEL 1	LEVEL 2		LEVEL 3	TOTAL
INVESTMENTS	(000S)	(000S)		(000S)	(000S)
Asset-Backed Securities	$—	$50,297	(1)	$—	$50,297
Corporate Bonds	—	422,020	(1)	—	422,020
Foreign Issuer Bonds	—	204,096	(1)	—	204,096
U.S. Government Agencies	—	767,762	(1)	—	767,762
U.S. Government Obligations	—	755,696	(1)	—	755,696
Municipal Bonds	—	21,449	(1)	—	21,449
Investment Companies	87,053	—		—	87,053

Total Investments	$87,053	$2,221,320		$—	$2,308,373

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At December 31, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Federal Tax Information:

At December 31, 2013, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$2,275,840

Gross tax appreciation of investments	$66,904
Gross tax depreciation of investments	(34,371)

Net tax appreciation of investments	$32,533

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

EDA - Economic Development Authority

G.O. - General Obligation

Gtd. - Guaranteed

NATL-RE - National Public Finance Guarantee Corporation

PSF - Permanent School Fund

TRB - Tax Revenue Bonds

Percentages shown are based on Net Assets.

The interest rates represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

NORTHERN FUNDS QUARTERLY REPORT    63    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

U.S. TREASURY INDEX FUND	DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 95.2%
U.S. Treasury Bonds - 10.6%
6.88%, 8/15/25	$200	$272
6.00%, 2/15/26	275	351
6.50%, 11/15/26	75	100
6.38%, 8/15/27	115	153
6.13%, 11/15/27	275	358
5.50%, 8/15/28	150	185
5.25%, 11/15/28	175	211
5.25%, 2/15/29	225	271
6.25%, 5/15/30	175	234
5.38%, 2/15/31	300	368
4.50%, 2/15/36	275	306
4.75%, 2/15/37	175	201
5.00%, 5/15/37	100	119
4.38%, 2/15/38	150	163
4.50%, 5/15/38	145	161
3.50%, 2/15/39	350	330
4.25%, 5/15/39	200	213
4.50%, 8/15/39	325	360
4.38%, 11/15/39	385	418
4.63%, 2/15/40	350	395
4.38%, 5/15/40	440	478
3.88%, 8/15/40	400	400
4.25%, 11/15/40	425	452
4.75%, 2/15/41	390	449
4.38%, 5/15/41	300	325
3.75%, 8/15/41	430	419
3.13%, 11/15/41	500	432
3.13%, 2/15/42	525	453
3.00%, 5/15/42	395	331
2.75%, 8/15/42	670	531
2.75%, 11/15/42	775	613
3.13%, 2/15/43	830	711
2.88%, 5/15/43	825	669
3.63%, 8/15/43	875	826
3.75%, 11/15/43	600	580

		12,838

U.S. Treasury Notes - 84.6%
0.25%, 1/31/15	1,250	1,251
4.00%, 2/15/15	1,650	1,720
0.25%, 2/28/15	750	750
2.38%, 2/28/15	1,100	1,128
0.38%, 3/15/15	250	251
0.25%, 3/31/15	600	600
2.50%, 3/31/15	750	771
0.13%, 4/30/15	750	749
0.25%, 5/15/15	1,700	1,701
0.25%, 5/31/15	1,350	1,351
2.13%, 5/31/15	1,250	1,283
0.38%, 6/30/15	1,000	1,002
1.88%, 6/30/15	750	768
0.25%, 7/15/15	750	750
0.25%, 7/31/15	1,000	1,000
1.75%, 7/31/15	550	563
0.25%, 8/15/15	750	750
4.25%, 8/15/15	1,000	1,064
0.38%, 8/31/15	1,000	1,002
1.25%, 8/31/15	1,000	1,016
0.25%, 9/30/15	1,250	1,249
1.25%, 9/30/15	1,075	1,092
0.25%, 10/31/15	1,000	999
0.38%, 11/15/15	150	150
0.25%, 11/30/15	1,000	998
1.38%, 11/30/15	2,000	2,039
0.25%, 12/15/15	500	499
0.25%, 12/31/15	750	748
2.13%, 12/31/15	750	776
0.38%, 1/15/16	1,300	1,299
2.00%, 1/31/16	1,450	1,498
0.38%, 2/15/16	750	749
2.13%, 2/29/16	500	518
0.38%, 3/15/16	1,000	998
2.25%, 3/31/16	950	988
0.25%, 4/15/16	700	696
0.25%, 5/15/16	1,700	1,690
1.75%, 5/31/16	1,150	1,183
0.50%, 6/15/16	500	499
3.25%, 6/30/16	1,250	1,334
0.63%, 7/15/16	1,000	1,001
1.50%, 7/31/16	650	665
0.63%, 8/15/16	1,000	1,000
4.88%, 8/15/16	400	444
1.00%, 8/31/16	250	252
3.00%, 8/31/16	300	319
0.88%, 9/15/16	500	503
1.00%, 9/30/16	825	832
3.00%, 9/30/16	700	744

FIXED INCOME INDEX FUNDS    1     NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 95.2% continued
U.S. Treasury Notes - 84.6% continued
0.63%, 10/15/16	$750	$749
1.00%, 10/31/16	250	252
3.13%, 10/31/16	700	747
0.63%, 11/15/16	500	498
0.88%, 11/30/16	600	602
2.75%, 11/30/16	900	951
0.63%, 12/15/16	500	498
0.88%, 12/31/16	600	601
3.25%, 12/31/16	500	536
0.88%, 1/31/17	250	250
3.13%, 1/31/17	550	588
4.63%, 2/15/17	500	558
0.88%, 2/28/17	750	750
3.00%, 2/28/17	1,250	1,332
1.00%, 3/31/17	1,300	1,303
0.88%, 4/30/17	500	499
0.63%, 5/31/17	1,250	1,234
2.75%, 5/31/17	450	476
2.50%, 6/30/17	950	997
2.38%, 7/31/17	1,000	1,045
0.63%, 8/31/17	150	147
0.63%, 9/30/17	350	343
0.75%, 10/31/17	500	491
0.63%, 11/30/17	1,150	1,121
0.88%, 1/31/18	500	490
3.50%, 2/15/18	650	706
0.75%, 2/28/18	500	487
0.75%, 3/31/18	500	486
2.88%, 3/31/18	750	795
0.63%, 4/30/18	250	241
2.63%, 4/30/18	650	682
3.88%, 5/15/18	200	220
1.00%, 5/31/18	1,000	978
1.38%, 6/30/18	1,000	992
1.38%, 7/31/18	1,000	991
4.00%, 8/15/18	500	555
1.50%, 8/31/18	1,100	1,094
1.38%, 9/30/18	1,250	1,235
1.25%, 10/31/18	750	735
3.75%, 11/15/18	300	329
1.25%, 11/30/18	750	734
1.38%, 11/30/18	500	493
1.50%, 12/31/18	1,000	989
2.75%, 2/15/19	800	838
1.38%, 2/28/19	500	490
3.13%, 5/15/19	750	799
1.13%, 5/31/19	400	384
3.63%, 8/15/19	1,000	1,090
1.00%, 8/31/19	475	449
1.00%, 9/30/19	750	708
1.25%, 10/31/19	500	478
3.38%, 11/15/19	650	699
1.13%, 12/31/19	950	897
1.38%, 1/31/20	650	622
3.63%, 2/15/20	1,000	1,088
1.25%, 2/29/20	600	568
1.13%, 3/31/20	500	469
1.13%, 4/30/20	500	467
3.50%, 5/15/20	750	809
1.38%, 5/31/20	950	900
1.88%, 6/30/20	350	341
2.00%, 7/31/20	700	688
2.13%, 8/31/20	1,050	1,037
2.00%, 9/30/20	400	391
1.75%, 10/31/20	600	576
2.63%, 11/15/20	1,325	1,347
2.00%, 11/30/20	500	487
2.38%, 12/31/20	750	747
3.63%, 2/15/21	500	540
3.13%, 5/15/21	725	756
2.13%, 8/15/21	1,000	969
2.00%, 11/15/21	750	716
2.00%, 2/15/22	675	641
1.75%, 5/15/22	775	717
1.63%, 8/15/22	600	545
1.63%, 11/15/22	900	812
2.00%, 2/15/23	1,375	1,276
1.75%, 5/15/23	1,425	1,284
2.50%, 8/15/23	1,450	1,392
2.75%, 11/15/23	625	611

		102,660

Total U.S. Government Obligations (Cost $116,570)		115,498

NORTHERN FUNDS QUARTERLY REPORT    2    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

U.S. TREASURY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 3.5%
Northern Institutional Funds - U.S. Government Portfolio, 0.01%(1) (2)	4,265,826	$4,266

Total Investment Companies (Cost $4,266)		4,266

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.4%
U.S. Treasury Bill,
0.08%, 7/24/14(3)	$500	$499

Total Short-Term Investments (Cost $499)		499

Total Investments - 99.1% (Cost $121,335)		120,263

Other Assets less Liabilities - 0.9%		1,093

NET ASSETS - 100.0%		$121,356

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(2)	At March 31, 2013, the value of the Fund’s investment in the U.S. Government Portfolio of the Northern Institutional Funds was approximately $367,000 with net purchases of approximately $3,899,000 during the nine months ended December 31, 2013.
(3)	Security pledged as collateral to cover margin requirements for open futures contracts.

Percentages shown are based on Net Assets.

The Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security, or the next interest reset/puttable date for floating and variable rate securities.

At December 31, 2013, the U.S. Treasury Index Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
5-Year U.S. Treasury Note	34	$4,057	Long	3/14	$(54)

At December 31, 2013, the credit quality distribution for the U.S. Treasury Index Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	96.5%
Cash Equivalents	3.5

Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of December 31, 2013:

	LEVEL 1	LEVEL 2		LEVEL 3	TOTAL
INVESTMENTS	(000S)	(000S)		(000S)	(000S)
U.S. Government Obligations	$—	$115,498	(1)	$—	$115,498
Investment Companies	4,266	—		—	4,266
Short-Term Investments	—	499		—	499

Total Investments	$4,266	$115,997		$—	$120,263

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(54)	$—		$—	$(54)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At December 31, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

FIXED INCOME INDEX FUNDS    3    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

Federal Tax Information:

At December 31, 2013, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$121,407

Gross tax appreciation of investments	$1,023
Gross tax depreciation of investments	(2,167)

Net tax depreciation of investments	$(1,144)

NORTHERN FUNDS QUARTERLY REPORT    4    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

ARIZONA TAX-EXEMPT FUND	DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 99.0%
Arizona - 99.0%
Arizona Board of Regents University System Revenue Bonds, Series A,
5.00%, 6/1/21	$500	$561
Arizona State School Facilities Board COPS,
5.25%, 9/1/23	2,000	2,160
Arizona State Transportation Board Highway Revenue Bonds, Series B,
5.00%, 7/1/30	1,000	1,079
Arizona State University Research Infrastructure COPS (AMBAC Insured), Unrefunded Balance,
5.00%, 9/1/30	1,400	1,425
Arizona State University System Revenue Refunding Bonds (AMBAC Insured),
5.00%, 7/1/27	1,450	1,516
Bullhead City Municipal Property Corp. Excise TRB (NATL-RE Insured), Prerefunded,
5.00%, 7/1/15	1,000	1,070
Coconino & Yavapai Counties Joint Unified School District No. 9 G.O. Unlimited Bonds, Series B, School Improvement Project of 2007 (Assured Guaranty Insured),
5.00%, 7/1/22	1,345	1,480
Gilbert Public Facilities Municipal Property Corp. Revenue Bonds,
5.50%, 7/1/28	1,000	1,100
Glendale Water & Sewer Revenue Bonds, Sub Lien (AGM Insured),
5.00%, 7/1/25	2,000	2,193
Goodyear Public Improvement Corp. Municipal Facilities Revenue Bonds,
6.00%, 7/1/31	1,000	1,108
Goodyear Public Improvement Corp. Municipal Facilities Revenue Bonds, Series A (NATL-RE Insured),
5.00%, 7/1/22	1,000	1,120
Goodyear Water & Sewer Revenue Bonds, Sub Lien Obligations (AGM Insured),
5.25%, 7/1/31	1,000	1,046
Greater Development Authority Infrastructure Revenue Bonds, Series 2, Santa Cruz County Jail,
5.00%, 8/1/28	2,000	2,045
5.25%, 8/1/31	1,005	1,029
Marana Municipal Property Corp. Facilities Revenue Bonds, Series A,
5.25%, 7/1/23	1,970	2,221
Maricopa County Elementary School District No. 1 Phoenix G.O. Unlimited Bonds, Series B, School Improvement Project of 2006,
4.50%, 7/1/21	1,190	1,289
Maricopa County Elementary School District No. 28 Kyrene G.O. Unlimited Bonds, Series B, School Improvement Project of 2010,
1.00%, 7/1/28	940	942
1.00%, 7/1/29	485	490
1.00%, 7/1/30	375	376
Maricopa County Elementary School District No. 8 Osborn G.O. Unlimited Bonds, Series B, School Improvement Project of 2006,
5.00%, 7/1/15	80	85
Maricopa County High School District No. 210 Phoenix G.O. Unlimited Refunding Bonds (AGM Insured),
5.25%, 7/1/18	225	263
5.25%, 7/1/20	1,000	1,179
Maricopa County Unified School District No. 60 Higley G.O. Unlimited Bonds, Series C, School Improvement Project of 2006,
5.00%, 7/1/27	1,000	1,070
Maricopa County Unified School District No. 69 Paradise Valley G.O. Unlimited Bonds, Series D, School Improvement Project of 2011,
4.50%, 7/1/27(1)	1,700	1,769
4.50%, 7/1/31(1)	1,500	1,517
Maricopa County Unified School District No. 80 Chandler G.O. Unlimited Bonds, School Improvement,
5.00%, 7/1/23	175	197
Maricopa County Unified School District No. 80 Chandler G.O. Unlimited Bonds, Series A-1, School Improvement Project of 2010,
4.00%, 7/1/22	1,040	1,116
Maricopa County Unified School District No. 89 Dysart G.O. Unlimited Bonds, Series B, School Improvement Project of 2006 (AMBAC Insured),
5.00%, 7/1/27	500	527
Mesa G.O. Unlimited Bonds,
4.00%, 7/1/27	1,560	1,576

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ARIZONA TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 99.0% continued
Arizona - 99.0% continued
Mesa G.O. Unlimited Refunding Bonds (NATL Insured),
5.00%, 7/1/18	$150	$173
Mesa Street & Highway Revenue Refunding Bonds (AGM Insured),
5.00%, 7/1/23	1,000	1,137
Mohave County Unified School District No. 20 Kingman G.O. Unlimited Bonds, Series C, School Improvement Project of 2006 (Assured Guaranty Insured),
5.50%, 7/1/21	1,000	1,163
5.00%, 7/1/23	1,000	1,130
Northern University Refunding COPS,
5.00%, 9/1/25	1,910	2,059
5.00%, 9/1/26	1,365	1,458
Northern University Research Projects COPS (AMBAC Insured),
5.00%, 9/1/26	400	406
Northern University Revenue Bonds (AGM Insured),
3.38%, 6/1/28	385	353
3.63%, 6/1/30	640	589
Phoenix Civic Improvement Corp. Airport Revenue Bonds, Series B (AMT), Senior Lien,
5.25%, 7/1/16	1,000	1,111
Phoenix Civic Improvement Corp. Wastewater System Revenue Bonds, Junior Lien (NATL-RE Insured),
5.00%, 7/1/29	1,010	1,028
Phoenix Civic Improvement Corp. Wastewater System Revenue Refunding Bonds, Senior Lien,
5.50%, 7/1/20	1,690	1,975
5.50%, 7/1/21	1,080	1,259
Phoenix Civic Improvement Corp. Water System Revenue Bonds, Series A, Junior Lien,
5.00%, 7/1/39	530	554
Pima County Sewer Revenue Bonds, Series B,
5.00%, 7/1/25	1,000	1,092
Pima County Sewer System Revenue Bonds (AGM Insured),
5.00%, 7/1/23	1,350	1,505
Pima County Street & Highway Revenue Bonds,
4.00%, 7/1/22	1,970	2,085
Pima County Unified School District No. 1 Tucson G.O. Unlimited Refunding Bonds,
5.00%, 7/1/21	1,000	1,149
Pima County Unified School District No. 10 Amphitheater G.O. Unlimited Bonds, Series D, School Improvement Project of 2007,
5.00%, 7/1/24	1,005	1,115
5.00%, 7/1/26	525	570
Pinal County Unified School District No. 43 Apache Junction G.O. Unlimited Refunding Bonds (AGM Insured),
5.00%, 7/1/22	1,000	1,149
Prescott Valley Municipal Property Corp. Facilities Revenue Refunding Bonds,
5.00%, 1/1/24	1,835	1,993
Rio Nuevo Multi-Purpose Facilities District Excise TRB, Sub Lien (Assured Guaranty Insured),
5.25%, 7/15/16	1,000	1,111
Salt River Project Agricultural Improvement & Power District Electric Revenue Bonds, Series A,
5.00%, 1/1/37	1,000	1,022
5.00%, 1/1/39	1,225	1,268
Scottsdale Municipal Property Corp. Excise Tax Revenue Refunding Bonds,
5.00%, 7/1/30	2,675	2,975
5.00%, 7/1/34	1,480	1,602
Tucson Airport Authority, Inc. Revenue Bonds (AMT), Sub Lien (NATL-RE Insured),
5.00%, 12/1/23	1,135	1,218
Tucson COPS (Assured Guaranty Insured),
5.00%, 7/1/26	1,000	1,061
5.00%, 7/1/29	1,000	1,041
Tucson Water System Revenue Bonds,
5.00%, 7/1/25	1,825	2,019
Tucson Water System Revenue Bonds, Series 2005-B (AGM Insured),
5.00%, 7/1/25	1,590	1,752
Yuma County Library District G.O. Unlimited Bonds (XLCA Insured),
5.00%, 7/1/23	1,000	1,094

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 99.0% continued
Arizona - 99.0% continued
5.00%, 7/1/28	$1,945	$2,031

		76,796

Total Municipal Bonds (Cost $73,699)		76,796

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 4.7%
Northern Institutional Funds - Tax-Exempt Portfolio, 0.01%(2) (3)	3,623,448	$3,623

Total Investment Companies (Cost $3,623)		3,623

Total Investments - 103.7% (Cost $77,322)		80,419

Liabilities less Other Assets - (3.7)%		(2,856)

NET ASSETS - 100.0%		$77,563

(1)	When-Issued Security.
(2)	At March 31, 2013, the value of the Fund’s investment in the Tax-Exempt Portfolio of the Northern Institutional Funds was approximately $1,006,000 with net purchases of approximately $2,617,000 during the nine months ended December 31, 2013.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.

Percentages shown are based on Net Assets.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes/zero coupon bonds, for floating rate securities, the current reset rate or, for interest-only or principal only securities, the current effective yield.

Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

At December 31, 2013, the industry sectors for the Arizona Tax-Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Facilities	6.3%
General	24.3
General Obligation	6.1
Higher Education	8.1
School District	23.1
Water	14.8
All other sectors less than 5%	17.3

Total	100.0%

At December 31, 2013, the credit quality distribution for the Arizona Tax-Exempt Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	5.7%
AA	61.8
A	28.0
Cash and Equivalents	4.5

Total	100.0%

*	Credit quality ratings are based on converting the available Moody’s, Standard & Poor’s, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The Standard & Poor’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ARIZONA TAX-EXEMPT FUND continued	DECEMBER 31, 2013 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy, as of December 31, 2013:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds	$—	$76,796	(1)	$—	$76,796
Investment Companies	3,623	—		—	3,623

Total Investments	$3,623	$76,796		$—	$80,419

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At December 31, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Federal Tax Information:

At December 31, 2013, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$77,334

Gross tax appreciation of investments	$3,772
Gross tax depreciation of investments	(687)

Net tax appreciation of investments	$3,085

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guarantee Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

COPS - Certificates of Participation

G.O. - General Obligation

NATL-RE - National Public Finance Guarantee Corporation

TRB - Tax Revenue Bonds

XLCA - XL Capital Assurance

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND	DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.0%
California - 95.0%
Alameda County Joint Powers Authority Lease Revenue Bonds, Series A, Multiple Capital Projects,
4.00%, 12/1/24	$850	$874
Bay Area Government Association Infrastructure Finance Authority Revenue Bonds, State Payment Acceleration Notes (NATL Insured),
5.00%, 8/1/17	2,630	2,692
Cabrillo Community College District G.O. Unlimited Bonds, Series A (NATL-RE Insured), Partially Prerefunded,
5.00%, 8/1/27	1,500	1,530
California State Department of Water Resources Supply Revenue Bonds, Series L,
5.00%, 5/1/19	5,000	5,905
California State Economic Recovery G.O. Unlimited Refunding Bonds, Series A,
5.00%, 7/1/19	5,000	5,903
California State G.O. Unlimited Refunding Bonds, Series B,
5.00%, 9/1/23	2,500	2,864
California State G.O. Unlimited Bonds, Series 2007, Unrefunded Balance (FGIC Insured), Partially Prerefunded,
5.38%, 6/1/26	2,220	2,262
California State G.O. Unlimited Bonds, Unrefunded Balance (NATL Insured),
4.75%, 2/1/19	85	85
California State Health Facilities Financing Authority Revenue Bonds, Series A, Memorial Health Services,
4.00%, 10/1/21	1,000	1,071
California State Infrastructure & Economic Development Bank Revenue Bonds, Series A, Broad Museum Project,
5.00%, 6/1/21	2,720	3,216
California State Infrastructure & Economic Development Bank Revenue Bonds, Series A, Scripps Research Institute,
5.75%, 7/1/30	1,000	1,003
California State Public Works Board Lease Revenue Bonds, Series D, Department of Justice,
5.25%, 11/1/16	1,000	1,004
California State Public Works Board Lease Revenue Bonds, Series D, Judicial Council Projects,
4.25%, 12/1/20	1,000	1,103
California State Public Works Board Lease Revenue Bonds, Subseries I-1, Various Capital Projects,
6.38%, 11/1/34	2,500	2,855
California State Public Works Board Lease Revenue Refunding Bonds, Series A, Trustees California State University,
5.25%, 10/1/14	3,545	3,560
California State Public Works Board Lease Revenue Refunding Bonds, Series H, Department of Corrections & Rehabilitation,
5.00%, 6/1/19	2,000	2,126
California State Public Works Board Lease Revenue Refunding Bonds, Series J, Department of Corrections & Rehabilitation (AMBAC Insured),
5.00%, 1/1/19	1,300	1,411
California State University Systemwide Revenue Bonds, Series A,
5.00%, 11/1/21	6,000	7,065
California State University Systemwide Revenue Bonds, Series C (NATL-RE Insured),
5.00%, 11/1/28	1,175	1,245
California State Various Purpose G.O. Unlimited Refunding Bonds,
5.00%, 11/1/22	2,500	2,885
5.00%, 9/1/23	1,500	1,699
5.00%, 11/1/23	2,000	2,292
5.00%, 11/1/24	2,750	3,102
5.00%, 11/1/26	3,500	3,849
5.00%, 2/1/27	3,000	3,250
5.00%, 11/1/28	4,000	4,322
California State Various Purpose G.O. Unlimited Bonds,
5.00%, 9/1/18	2,980	3,476
5.50%, 4/1/19	1,000	1,191
5.00%, 9/1/19	4,720	5,522
5.00%, 10/1/19	2,990	3,500
5.00%, 9/1/20	1,690	1,977
5.00%, 10/1/20	6,000	7,021
5.50%, 4/1/21	2,000	2,320
4.75%, 6/1/22	2,500	2,599
5.25%, 3/1/30	1,500	1,636
5.00%, 8/1/33	1,100	1,124
4.75%, 6/1/35	2,500	2,503
5.00%, 8/1/35	3,225	3,277

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.0% continued
California - 95.0% continued
California Statewide Communities Development Authority PCR Refunding Bonds, Southern California Edison Co.,
1.90%, Mandatory Put 4/1/20	$3,175	$3,093
Carlsbad Unified School District G.O. Unlimited CABS,
3.79%, 5/1/19(1)	1,250	1,092
Centinela Valley Union High School District G.O. Unlimited Bonds, Election of 2008,
5.75%, 8/1/26	1,000	1,166
Chabot-Las Positas Community College District G.O. Unlimited Refunding Bonds, 2016 Crossover,
4.00%, 8/1/22	2,500	2,693
5.00%, 8/1/25	1,000	1,109
5.00%, 8/1/26	2,500	2,743
3.13%, 8/1/28	1,000	855
Chula Vista Industrial Development Revenue Refunding Bonds, Series A, San Diego Gas & Electric,
1.65%, 7/1/18	7,825	7,851
Contra Costa Community College District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/21	1,250	1,481
Contra Costa County Home Mortgage Revenue Bonds, GNMA Mortgage Backed Securities Program (Collateralized by GNMA), Escrowed to Maturity,
7.50%, 5/1/14	1,000	1,024
East Bay Municipal Utility District Water System Revenue Refunding Bonds, Series B,
4.00%, 6/1/21	5,000	5,577
5.00%, 6/1/22	1,745	2,060
4.00%, 6/1/24	1,035	1,114
East Side Union High School District Santa Clara County G.O. Unlimited Refunding Bonds,
5.00%, 8/1/26	900	994
Eastern Municipal District Water & Sewer COPS, Series H,
5.00%, 7/1/33	2,000	2,063
El Camino Community College District G.O. Unlimited CABS, Series C, Election of 2002,
1.88%, 8/1/19(1)	1,085	967
3.03%, 8/1/23(1)	9,940	7,000
El Dorado Irrigation District COPS, Series A (Assured Guaranty Insured),
4.00%, 8/1/18	1,915	2,114
6.25%, 8/1/29	3,500	3,592
Foothill Eastern Transportation Corridor Agency Toll Road Revenue CABS, Series A, Senior Lien, Escrowed to Maturity,
3.25%, 1/1/20(1)	2,150	1,887
Fremont Union High School District Santa Clara County G.O. Unlimited Bonds, Series A, Election of 2008,
5.38%, 8/1/44	1,500	1,602
Long Beach Unified School District G.O. Unlimited Bonds, Series A, Election of 2008,
5.00%, 8/1/20	1,075	1,257
Los Altos School District G.O. Unlimited Refunding Bonds (AMBAC Insured), Unrefunded Balance,
5.00%, 8/1/19	1,160	1,284
Los Angeles Community College District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/21	1,890	2,240
Los Angeles County Public Works Financing Authority Lease Revenue Bonds, Multiple Capital Projects II,
5.00%, 8/1/21	500	577
Los Angeles Department of International Airports Revenue Bonds, Series D,
5.00%, 5/15/22	1,395	1,588
5.25%, 5/15/29	5,000	5,340
5.00%, 5/15/40	3,500	3,567
Los Angeles Department of International Airports Revenue Bonds, Subseries B,
5.00%, 5/15/26	1,000	1,103
Los Angeles Department of International Airports Revenue Bonds, Series A (AMT),
5.00%, 5/15/27	5,015	5,357
Los Angeles Department of Water & Power System Revenue Bonds, Subseries A-1,
5.25%, 7/1/38	2,825	2,961
Los Angeles Department of Water & Power System Revenue Bonds, Subseries A-1 (AMBAC Insured),
5.00%, 7/1/39	2,490	2,567

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.0% continued
California - 95.0% continued
Los Angeles Department of Water & Power Waterworks Revenue Bonds, Series C (NATL-RE Insured), Prerefunded,
5.00%, 7/1/14	$1,000	$1,024
Los Angeles G.O. Unlimited Bonds, Series A (NATL-RE Insured), Prerefunded,
5.00%, 9/1/14	5,000	5,160
Los Angeles Harbor Department Revenue Refunding Bonds, Series A (AMT),
5.00%, 8/1/19	1,500	1,739
Los Angeles Unified School District Refunding COPS, Series A, Headquarters Building Projects,
5.00%, 10/1/21	3,820	4,321
Los Angeles Wastewater System Revenue Refunding Bonds, Series A (NATL Insured),
6.00%, 6/1/21	1,185	1,483
Los Angeles Wastewater System Revenue Refunding Bonds, Subseries C,
5.00%, 6/1/23	1,935	2,263
Marin County COPS,
3.00%, 8/1/21	1,595	1,631
4.00%, 8/1/23	1,140	1,199
Midpeninsula Regional Open Space District Revenue Bonds,
5.25%, 9/1/34	2,000	2,054
Modesto Irrigation District Electric Revenue Refunding Bonds, Series A,
4.00%, 7/1/19	1,230	1,370
5.00%, 7/1/21	750	868
Modesto Irrigation District Financing Authority Revenue Refunding Bonds, Series G, Domestic Water Project (AGM Insured),
5.00%, 9/1/20	1,000	1,154
5.00%, 9/1/22	1,445	1,646
Modesto Wastewater Revenue Refunding Bonds, Series A (AGM Insured),
5.25%, 11/1/18	1,000	1,084
Mojave Water Agency COPS, Series A,
5.00%, 6/1/23	665	726
Northern California Power Agency Revenue Bonds, Series A,
5.00%, 7/1/18	1,500	1,737
Orange County Transportation Authority Toll Road Revenue Refunding Bonds, Senior Lien, 91 Express Lanes,
5.00%, 8/15/20	1,000	1,157
Pasadena Unified School District G.O. Unlimited Refunding Bonds (AGM Insured),
5.00%, 11/1/18	2,500	2,746
5.00%, 11/1/19	2,275	2,506
Pomona Valley Educational School District Joint Powers Authority Lease Revenue Refunding Bonds (BAM Insured),
5.00%, 8/1/20	1,000	1,128
5.00%, 8/1/21	1,010	1,126
Poway Unified School District No. 07-1 Improvement G.O. Unlimited Bonds, Series A, Election of 2008,
3.81%, 8/1/20(1)	3,280	2,708
Redlands Unified School District G.O. Unlimited Bonds, Election of 2008 (AGM Insured),
5.00%, 7/1/28	150	159
5.00%, 7/1/29	1,000	1,054
Riverside County Asset Leasing Corp. Revenue Bonds, Series A, Pub Defender & Probation Building,
5.25%, 11/1/24	800	879
Riverside Public Financing Authority Local Measure A Sales Tax Revenue COPS, Riverside Payment Rehabilitation (AGM Insured),
5.25%, 6/1/24	615	677
Ross Elementary School District G.O. Unlimited Bonds, Election of 2006 (NATL-RE Insured),
5.25%, 8/1/27	455	469
Sacramento County Airport System Senior Revenue Bonds,
5.00%, 7/1/28	1,500	1,579
Sacramento Municipal Utility District Revenue Bonds, Series U (AGM Insured),
5.00%, 8/15/19	1,000	1,149
5.00%, 8/15/25	2,000	2,199
Sacramento Municipal Utility District Revenue Refunding Bonds, Series X,
5.00%, 8/15/20	1,950	2,295

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.0% continued
California - 95.0% continued
San Diego County Regional Airport Authority Revenue Bonds, Senior Series B (AMT),
5.00%, 7/1/21	$600	$676
5.00%, 7/1/22	550	616
San Diego Public Facilities Financing Authority Lease Revenue Refunding Bonds, Series A, Master Refunding Project,
4.00%, 3/1/19	1,150	1,251
4.25%, 3/1/20	1,130	1,228
San Diego Public Facilities Financing Authority Sewer Revenue Bonds, Senior Series A,
4.00%, 5/15/20	1,495	1,640
San Diego Public Facilities Financing Authority Sewer Revenue Refunding Bonds, Senior Series B,
5.00%, 5/15/20	5,000	5,756
San Diego Regional Building Authority Revenue Bonds, Series A, County Operations Center & Annex,
4.00%, 2/1/19	3,615	3,985
San Diego Unified School District G.O. Unlimited Refunding Bonds, Series E-2, Election of 1998 (AGM Insured),
5.50%, 7/1/27	1,500	1,747
San Dieguito Union High School District G.O. Unlimited Bonds, Series A-2, Election of 2012,
4.00%, 8/1/38	2,000	1,803
San Francisco Bay Area Toll Bridge Authority Revenue Bonds, Series F-1,
5.00%, 4/1/34	2,000	2,078
5.13%, 4/1/39	1,000	1,044
San Francisco City & County Airports Commission Revenue Refunding Bonds, Second Series C (AGM Insured),
4.00%, 5/1/18	1,875	2,099
San Francisco City & County G.O. Unlimited Refunding Bonds, Series R1,
5.00%, 6/15/20	3,000	3,559
San Francisco City & County International Airports Commission Revenue Refunding Bonds, Second Series A (AMT),
5.00%, 5/1/24	1,095	1,185
San Francisco City & County International Airports Commission Revenue Refunding Bonds, Second Series D,
3.25%, 5/1/26	7,440	6,905
3.38%, 5/1/27	1,475	1,359
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Subseries A, WSIP,
5.00%, 11/1/20	2,000	2,373
San Francisco City & County Unified School District Property G.O. Unlimited Bonds, Series E, Election of 2006,
5.00%, 6/15/22	2,615	3,002
San Francisco Municipal Transportation Agency Revenue Bonds,
5.00%, 3/1/27	1,400	1,521
San Joaquin County Transportation Authority Measure K Limited TRB, Series A,
5.75%, 3/1/28	2,000	2,233
San Jose Unified School District Santa Clara County G.O. Unlimited Refunding Bonds,
5.00%, 8/1/23	1,000	1,144
San Mateo County Transit District Tax Revenue Refunding Bonds, Series A (NATL-RE Insured),
4.75%, 6/1/28	3,785	3,941
San Mateo Union High School District G.O. Unlimited Bonds, Series A, Election of 2006,
5.00%, 9/1/27	1,000	1,112
5.00%, 9/1/30	2,150	2,328
San Mateo Union High School District G.O. Unlimited Capital Appreciation BANS, Escrowed to Maturity,
1.30%, 2/15/15(1)	1,000	996
San Ramon Valley Unified School District G.O. Unlimited Refunding Bonds,
4.00%, 8/1/20	1,000	1,123
Santa Ana Unified School District G.O. Unlimited Bonds, Series A, Election of 2008,
5.50%, 8/1/30	2,000	2,193
Santa Clara Unified School District G.O. Unlimited Bonds, Election of 2010,
3.00%, 7/1/20	1,000	1,059
4.50%, 7/1/32	2,000	2,042
Santa Clara Unified School District G.O. Unlimited Bonds, Series A, Election of 2004,
5.00%, 7/1/29	1,500	1,601
5.00%, 7/1/30	4,040	4,293
5.00%, 7/1/34	1,000	1,047

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.0% continued
California - 95.0% continued
Santa Clara Valley Water District Refunding & Improvement COPS, Series A,
4.00%, 2/1/21	$1,500	$1,678
Santa Rosa Wastewater Revenue Bonds, Series A (AGM Insured),
5.25%, 9/1/27	1,255	1,349
Sequoia Union High School District G.O. Unlimited Bonds, Series C-1, Election of 2008,
6.00%, 7/1/43	2,000	2,235
South Orange County Public Financing Authority Special Tax Refunding Bonds, Series A, Foothill Area (NATL Insured),
5.25%, 8/15/14	1,295	1,331
5.25%, 8/15/18	2,500	2,575
Southern California Public Power Authority Revenue Bonds, Milford Wind Corridor Project 1,
5.00%, 7/1/24	1,240	1,383
Southern California Public Power Authority Revenue Bonds, Windy Point/Windy Flats Project 1,
5.00%, 7/1/30	2,500	2,660
Southern California State Public Power Authority Subordinate Revenue Refunding CABS, Southern Transmission Project,
3.77%, 7/1/14(1)	1,000	998
University of California General Revenue Bonds, Series J (AGM Insured),
4.50%, 5/15/31	2,250	2,273
Val Verde Unified School District G.O. Unlimited Bonds, Series A, Election of 2008,
5.25%, 8/1/27	2,125	2,315
Ventura County Community College District G.O. Unlimited Bonds, Series C, Election of 2002,
5.50%, 8/1/33	1,000	1,105
Ventura County Community College District G.O. Unlimited CABS, Series C, Election of 2002,
4.25%, 8/1/17(1)	1,615	1,517
4.28%, 8/1/18(1)	1,635	1,483
Ventura County Public Financing Authority Lease Revenue Bonds, Series B,
5.00%, 11/1/21	375	432
5.00%, 11/1/22	375	429
5.00%, 11/1/23	500	567
5.00%, 11/1/24	1,060	1,184
5.00%, 11/1/25	2,225	2,453
West Valley-Mission Community College District G.O. Unlimited CABS, Series B,
3.43%, 8/1/16(1)	1,115	1,092
Western Riverside County Trust & Wastewater Finance Authority Revenue Bonds, Western Municipal Water District Improvement Project (Assured Guaranty Insured),
5.13%, 9/1/29	1,645	1,719

		336,244

Total Municipal Bonds (Cost $326,629)		336,244

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 4 .1%
Northern Funds - California Municipal Money Market Fund, 0.01%(2) (3)	14,390,083	$14,390

Total Investment Companies (Cost $14,390)		14,390

Total Investments - 99.1% (Cost $341,019)		350,634

Other Assets less Liabilities - 0.9%		3,203

NET ASSETS - 100.0%		$353,837

(1)	Zero coupon bond reflects effective yield on the date of purchase.
(2)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the California Municipal Money Market Fund.
(3)	The Fund had approximately $14,390,000 of net purchases in the California Municipal Money Market Fund of the Northern Funds during the nine months ended December 31, 2013.

Percentages shown are based on Net Assets.

The interest rates reflected in the Schedule of Investments represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the

NORTHERN FUNDS QUARTERLY REPORT    5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued

second bond are invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

At December 31, 2013, the industry sectors for the California Intermediate Tax-Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Airport	9.0%
General	7.6
General Obligation	24.6
Higher Education	8.9
Power	5.8
School District	13.4
Water	8.4
All other sectors less than 5%	22.3

Total	100.0%

At December 31, 2013, the credit quality distribution for the California Intermediate Tax-Exempt Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	0.5%
AA	55.9
A	39.2
SP1+	0.3
Cash and Equivalents	4.1

Total	100.0%

*	Credit quality ratings are based on converting the available Moody’s, Standard & Poor’s, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The Standard & Poor’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy, as of December 31, 2013:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds	$—	$336,244	(1)	$—	$336,244
Investment Companies	14,390	—		—	14,390

Total Investments	$14,390	$336,244		$—	$350,634

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At December 31, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Federal Tax Information:

At December 31, 2013, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$341,041

Gross tax appreciation of investments	$11,966
Gross tax depreciation of investments	(2,373)

Net tax appreciation of investments	$9,593

TAX-EXEMPT FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guarantee Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

BANS - Bond Anticipation Notes

CABS - Capital Appreciation Bonds

COPS - Certificates of Participation

FGIC - Financial Guaranty Insurance Corporation

GNMA - Government National Mortgage Association

G.O. - General Obligation

NATL-RE - National Public Finance Guarantee Corporation

PCR - Pollution Control Revenue

TRB - Tax Revenue Bonds

NORTHERN FUNDS QUARTERLY REPORT    7    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND	DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.6%
California - 98.6%
Alameda County Water District Financing Authority System Revenue Refunding Bonds,
3.25%, 6/1/33	$1,050	$879
Alhambra Unified School District Elementary Schools Improvement G.O. Unlimited Bonds, Series A, Election of 2008 (Assured Guaranty Insured),
5.50%, 8/1/33	1,000	1,065
Brentwood Infrastructure Financing Authority Water Revenue Bonds,
5.75%, 7/1/38	3,595	3,785
Cabrillo Community College District G.O. Unlimited Bonds, Series A (NATL-RE Insured), Partially Prerefunded,
5.00%, 8/1/27	1,500	1,530
California State G.O. Unlimited Refunding Bonds, Series B,
5.00%, 9/1/23	1,500	1,718
California State G.O. Unlimited Refunding Bonds,
5.00%, 9/1/20	5,000	5,850
California State Infrastructure & Economic Development Bank Revenue Bonds, Series A, Scripps Research Institute,
5.75%, 7/1/30	250	251
California State Public Works Board Lease Revenue Bonds, Series A, Department of General Services-Buildings 8 & 9,
6.00%, 4/1/25	1,400	1,621
California State Public Works Board Lease Revenue Refunding Bonds, Series B, Various Community College Project (AMBAC Insured),
5.63%, 3/1/16	940	944
California State Various Purpose G.O. Unlimited Refunding Bonds,
5.00%, 11/1/22	2,500	2,885
5.00%, 11/1/23	1,500	1,719
5.00%, 11/1/24	500	564
5.00%, 2/1/27	1,455	1,576
5.00%, 11/1/28	1,000	1,081
California State Various Purpose G.O. Unlimited Bonds,
5.00%, 10/1/20	5,000	5,851
5.25%, 3/1/30	3,500	3,817
4.75%, 6/1/35	500	501
5.00%, 8/1/35	1,000	1,016
5.50%, 3/1/40	2,865	3,083
Centinela Valley Union High School District G.O. Unlimited Bonds, Series B, Election of 2008,
5.75%, 8/1/29	570	644
6.00%, 8/1/36	1,000	1,132
Chabot-Las Positas Community College District G.O. Unlimited Bonds, Series B, Election of 2004 (AMBAC Insured),
5.00%, 8/1/30	850	937
Chabot-Las Positas Community College District G.O. Unlimited Refunding Bonds, 2016 Crossover,
5.00%, 8/1/26	1,000	1,097
Corona-Norco Unified School District G.O. Unlimited Bonds, Series C, Election of 2006 (AGM Insured),
5.50%, 8/1/39	500	542
East Side Union High School District Santa Clara County G.O. Unlimited Bonds, Series A, Election of 2012,
5.25%, 8/1/38	2,000	2,065
East Side Union High School District Santa Clara County G.O. Unlimited Bonds, Series D, Election of 2008,
5.00%, 8/1/27	1,300	1,405
El Dorado Irrigation District COPS, Series A (Assured Guaranty Insured),
6.25%, 8/1/29	1,500	1,540
Fremont Union High School District Santa Clara County G.O. Unlimited Bonds, Series A, Election of 2008,
5.38%, 8/1/44	3,500	3,739
Los Angeles Department of International Airports Revenue Bonds, Series D,
5.00%, 5/15/40	1,500	1,529
Los Angeles Department of International Airports Revenue Bonds, Series A (AMT),
5.00%, 5/15/26	2,500	2,703
Los Angeles Department of International Airports Senior Revenue Bonds, Series A (AMT), Private Activity,
5.00%, 5/15/29	1,100	1,148
Los Angeles Department of International Airports Subordinate Revenue Bonds, Series B,
5.00%, 5/15/27	1,000	1,087
Los Angeles Department of Water & Power System Revenue Bonds, Subseries A-1 (AMBAC Insured),
5.00%, 7/1/39	1,000	1,031

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.6% continued
California - 98.6% continued
Los Angeles Harbor Department Revenue Bonds, Escrowed to Maturity,
7.60%, 10/1/18	$20	$24
Marin County COPS,
4.25%, 8/1/34	1,575	1,518
Midpeninsula Regional Open Space District Revenue Bonds,
5.25%, 9/1/34	600	616
5.50%, 9/1/41	2,500	2,582
Modesto Irrigation District Capital Improvements COPS, Series A,
5.75%, 10/1/29	1,500	1,634
6.00%, 10/1/39	2,000	2,157
Newport Mesa Unified School District G.O. Unlimited CABS, Election of 2005,
3.42%, 8/1/33(1)	10,000	3,751
Palomar Pomerado Health G.O. Unlimited Convertible CABS, Series A, Election of 2004 (Assured Guaranty Insured),
1.73%, 8/1/38(1)	5,000	3,931
Rio Hondo Community College District G.O. Unlimited Bonds, Series B, Election of 2009,
5.50%, 8/1/30	1,605	1,780
Riverside PFA Local Measure A Sales Tax Revenue COPS, Riverside Payment Rehabilitation Project (AGM Insured),
5.00%, 6/1/22	850	939
5.00%, 6/1/23	845	929
Ross Elementary School District G.O. Unlimited Bonds, Election of 2006 (NATL-RE Insured),
5.25%, 8/1/27	850	877
Sacramento Municipal Utility District Revenue Bonds, Series A,
5.00%, 8/15/37	55	57
San Diego County Water Authority COPS, Series 2008 A (AGM Insured),
5.00%, 5/1/38	2,000	2,072
San Diego Public Facilities Financing Authority Sewer Revenue Bonds, Senior Series A,
5.00%, 5/15/28	1,500	1,587
San Dieguito Union High School District G.O. Unlimited Bonds, Series A-2, Election of 2012,
4.00%, 8/1/38	1,000	901
San Francisco Bay Area Toll Bridge Authority Revenue Bonds, Series F-1,
5.00%, 4/1/34	3,650	3,792
5.13%, 4/1/39	1,500	1,566
San Francisco City & County International Airports Commission Revenue Refunding Bonds, Second Series D,
3.38%, 5/1/27	400	369
San Francisco Municipal Transportation Agency Revenue Bonds,,
5.00%, 3/1/32	1,085	1,134
San Joaquin County Transportation Authority Measure K Limited TRB, Series A,
5.25%, 3/1/31	2,075	2,220
San Mateo County Transit District Tax Revenue Refunding Bonds, Series A (NATL-RE Insured),
4.75%, 6/1/28	1,000	1,041
San Mateo Union High School District G.O. Unlimited Bonds, Series A, Election of 2006,
5.00%, 9/1/41	1,500	1,558
Santa Clara Electric Revenue Refunding Bonds, Series A,
6.00%, 7/1/31	1,195	1,327
Santa Rosa Wastewater Revenue Refunding Bonds, Series A (NATL Insured),
5.25%, 9/1/16	25	26
Sequoia Union High School District G.O. Unlimited Bonds, Series C-1, Election of 2008,
6.00%, 7/1/43	2,025	2,263
Southern California State Public Power Authority Revenue Bonds, Series B, Southern Transmission Project,
6.00%, 7/1/27	2,520	2,920
Torrance Hospital Revenue Bonds, Series A, Torrance Memorial Medical Center,
6.00%, 6/1/22	500	502
University of California General Revenue Bonds, Series J (AGM Insured),
4.50%, 5/15/31	250	253
Val Verde Unified School District G.O. Unlimited Bonds, Series A, Election of 2008,
5.25%, 8/1/27	2,500	2,724

TAX-EXEMPT FIXED INCOME FUNDS     2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.6% continued
California - 98.6% continued
Ventura County Community College District G.O. Unlimited Bonds, Series C, Election of 2002,
5.50%, 8/1/33	$4,065	$4,490
Western Riverside County Trust & Wastewater Finance Authority Revenue Bonds, Western Municipal Water District Improvement Project (Assured Guaranty Insured),
5.13%, 9/1/29	2,000	2,090

		113,965

Total Municipal Bonds (Cost $107,021)		113,965

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 1 .5%
Northern Funds - California Municipal Money Market Fund, 0.01%(2) (3)	1,704,482	$1,704

Total Investment Companies (Cost $1,704)		1,704

Total Investments - 100.1% (Cost $108,725)		115,669

Liabilities less Other Assets - (0.1)%		(63)

NET ASSETS - 100.0%		$115,606

(1)	Zero coupon bond reflects effective yield on the date of purchase.
(2)	At March 31, 2013, the value of the Fund’s investment in the California Municipal Money Market Fund of the Northern Funds was approximately $939,000 with net purchases of approximately $765,000 during the nine months ended December 31, 2013.
(3)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the California Municipal Money Market Fund.

Percentages shown are based on Net Assets.

The interest rates reflected in the Schedule of Investments represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

At December 31, 2013, the industry sectors for the California Tax-Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Airport	5.9%
General	12.2
General Obligation	36.6
School District	19.6
Transportation	5.6
Water	5.4
All other sectors less than 5%	14.7

Total	100.0%

At December 31, 2013, the credit quality distribution for the California Tax-Exempt Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AA	53.3%
A	45.2
Cash and Equivalents	1.5

Total	100.0%

*	Credit quality ratings are based on converting the available Moody’s, Standard & Poor’s, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The Standard & Poor’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND continued	DECEMBER 31, 2013 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy, as of December 31, 2013:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds	$—	$113,965	(1)	$—	$113,965
Investment Companies	1,704	—		—	1,704

Total Investments	$1,704	$113,965		$—	$115,669

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At December 31, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Federal Tax Information:

At December 31, 2013, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$108,725

Gross tax appreciation of investments	$7,407
Gross tax depreciation of investments	(463)

Net tax appreciation of investments	$6,944

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guaranty Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

CABS - Capital Appreciation Bonds

COPS - Certificates of Participation

G.O - General Obligation

NATL-RE - National Public Finance Guarantee Corporation

PFA - Public Finance Authority

TRB - Tax Revenue Bonds

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND	DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.3%
Alabama - 2.3%
Alabama State Port Authority Docks Facilities Revenue Bonds,
6.00%, 10/1/40	$5,000	$5,474

Arizona - 3.0%
Maricopa County Pollution Control Corp. Variable Revenue Refunding Bonds, Series A, Public Service Co. of New Mexico, Palo Verde Project,
6.25%, 1/1/38	4,000	4,193
Pima County IDA Revenue Bonds, Tucson Electric Power Co.,
5.75%, 9/1/29	3,000	3,047

		7,240

California - 9.4%
California State Municipal Finance Authority COPS Revenue Bonds, Community Hospitals of Central California,
5.50%, 2/1/39	4,000	3,853
California State Municipal Finance Authority Revenue Bonds, Series A, University of La Verne,
6.13%, 6/1/30	2,000	2,147
6.25%, 6/1/40	1,000	1,068
California Statewide Communities Development Authority Revenue Bonds, California Baptist University,
7.25%, 11/1/31	2,000	2,236
California Statewide Communities Development Authority Revenue Bonds, Series A, California Baptist University,
5.50%, 11/1/38	2,000	1,814
Golden State Tobacco Securitization Corp. Tobacco Settlement Asset Backed Revenue Bonds, Senior Series A-1,
5.13%, 6/1/47	2,000	1,350
5.75%, 6/1/47	2,000	1,478
San Francisco City & County Airports Commission Revenue Bonds, Series E,
6.00%, 5/1/39	5,000	5,571
Tobacco Securitization Authority of Southern California Tobacco Settlement Revenue Bonds, Senior Series A1,
5.00%, 6/1/37	4,000	2,856

		22,373

Colorado - 4.2%
Denver City & County Airport System Revenue Bonds, Series A,
5.25%, 11/15/36	5,000	5,155
Prairie Center Metropolitan District No. 3 Limited Property Tax Supported G.O. Limited Bonds, Series A,
5.40%, 12/15/31	2,000	1,814
Regional Transportation District Private Activity Revenue Bonds, Denver Transportation Partners,
6.00%, 1/15/41	3,000	3,045

		10,014

Connecticut - 1.1%
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series G, Sacred Heart University,
5.13%, 7/1/26	1,250	1,271
5.38%, 7/1/31	1,250	1,278

		2,549

Delaware - 0.9%
Delaware State EDA Gas Facilities Revenue Refunding Bonds, Delmarva Power,
5.40%, 2/1/31	2,000	2,099

District of Columbia - 3.3%
District of Columbia Revenue Bonds, Cesar Chavez Charter Schools,
7.88%, 11/15/40	5,265	5,885
District of Columbia Student Dormitory Revenue Bonds, Provident Group - Howard Properties LLC,
5.00%, 10/1/45	2,500	2,106

		7,991

Florida - 4.7%
Broward County Airport Exempt Facility Revenue Bonds (AMT), Learjet, Inc. Project,
7.50%, 11/1/20	5,430	5,718
Capital Trust Agency Air Cargo Revenue Refunding Bonds, Series A, Aero Miami FX,
5.35%, 7/1/29	3,775	3,843
Jacksonville Economic Development Commission Health Care Facilities Revenue Refunding Bonds, Series A, Proton Therapy Institute,
6.00%, 9/1/17	1,555	1,665

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.3% continued
Florida - 4.7% continued
Sterling Hill Community Development District Capital Improvement Special Assessment Revenue Bonds, Series B,
5.50%, 11/1/10(1) (2)	$155	$—

		11,226

Georgia - 2.3%
Atlanta Water & Wastewater Revenue Bonds, Series A,
6.25%, 11/1/39	5,000	5,620

Illinois - 5.6%
Illinois State Finance Authority Revenue Bonds, Series A, Provena Health,
7.75%, 8/15/34	3,500	4,165
Illinois State Finance Authority Revenue Bonds, Series A, Three Crowns Park Plaza,
5.88%, 2/15/38	4,000	3,711
Illinois State Finance Authority Revenue Bonds, Silver Cross & Medical Centers,
6.88%, 8/15/38	1,000	1,073
7.00%, 8/15/44	1,000	1,076
Railsplitter Tobacco Settlement Authority Revenue Bonds,
5.50%, 6/1/23	1,000	1,114
6.00%, 6/1/28	2,000	2,198

		13,337

Indiana - 5.6%
Indiana State Finance Authority Educational Facilities Revenue Bonds, Marian University Project,
6.50%, 9/15/30	3,000	3,109
6.38%, 9/15/41	2,000	1,996
Indiana State Finance Authority Environmental Variable Revenue Bonds, Series B, Duke Energy Project,
6.00%, 8/1/39	2,000	2,127
Indiana State Municipal Power Agency Revenue Bonds, Series B,
6.00%, 1/1/39	2,000	2,195
North Manchester Economic Development Revenue Refunding Bonds, Series A, Peabody Retirement Community Project,
5.13%, 12/1/45	389	315
North Manchester Economic Development Revenue Refunding Bonds, Subseries B, Peabody Retirement Community Project,
1.00%, 12/1/45	335	7
Vigo County Hospital Authority Revenue Bonds, Union Hospital, Inc.,
5.70%, 9/1/37(3) (4)	1,000	935
8.00%, 9/1/41	2,500	2,750

		13,434

Kentucky - 1.0%
Kentucky Public Transportation Infrastructure Authority First Tier Toll Revenue Bonds, Series A, Downtown Crossing Project,
5.75%, 7/1/49	2,500	2,481

Louisiana - 5.8%
Louisiana State Gas & Fuels TRB, Series B, Second Lien,
5.00%, 5/1/39	5,000	5,139
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series A, Westlake Chemical Corp.,
6.50%, 8/1/29	2,000	2,222
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series A, Woman’s Hospital Foundation,
5.88%, 10/1/40	3,000	3,108
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series A-1, Westlake Chemical Corp.,
6.50%, 11/1/35	2,000	2,152
Louisiana State Public Facilities Authority Revenue Bonds, Belle Chasse Educational Foundation Project,
6.75%, 5/1/41	1,250	1,331

		13,952

Maine - 2.2%
Maine State Health & Higher Educational Facilities Authority Revenue Bonds, Maine General Medical Center,
7.50%, 7/1/32	2,000	2,199
6.75%, 7/1/41	3,000	3,098

		5,297

Maryland - 3.4%
Anne Arundel County Special Obligation Tax Allocation Bonds, National Business Park-North Project,
6.10%, 7/1/40	4,335	4,502

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.3% continued
Maryland - 3.4% continued
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series A, Adventist Healthcare,
6.25%, 1/1/31	$1,500	$1,600
6.13%, 1/1/36	2,000	2,077

		8,179

Massachusetts - 2.4%
Massachusetts State Bay Transportation Authority Sales TRB, Senior Series A,
5.00%, 7/1/28	5,000	5,670

Michigan - 1.0%
Royal Oak Hospital Finance Authority Revenue Bonds, William Beaumont Hospital,
8.25%, 9/1/39	2,000	2,378

Minnesota - 1.3%
Rochester Health Care & Housing Revenue Refunding Bonds, Series A, Samaritan Bethany,
7.38%, 12/1/41	3,000	3,160

Mississippi - 1.1%
Warren County Gulf Opportunity Zone Revenue Bonds, Series A, International Paper Co.,
5.80%, 5/1/34	2,530	2,568

Missouri - 3.1%
Grundy County IDA Health Facilities Revenue Bonds, Wright Memorial Hospital,
6.45%, 9/1/29	2,530	2,687
6.75%, 9/1/34	1,750	1,842
St. Louis County IDA Senior Living Facilities Revenue Bonds, Series A, St. Andrews Resources for Seniors,
6.38%, 12/1/41	3,005	2,878

		7,407

New Jersey - 3.6%
New Jersey State EDA Private Activity Revenue Bonds (AMT), The Goethals Project,
5.38%, 1/1/43	2,500	2,420
New Jersey State EDA Revenue Bonds, MSU Student Housing Project - Provident Group,
5.88%, 6/1/42	3,000	3,079
New Jersey State Health Care Facilities Financing Authority Revenue Bonds, St. Joseph’s Healthcare System,
6.63%, 7/1/38	3,000	3,020

		8,519

New York - 0.0%
New York State Liberty Development Corp. Revenue Bonds, Series A, National Sports Museum Project,
6.13%, 2/15/19(2)	2,200	—

North Carolina - 3.0%
North Carolina State Capital Facilities Finance Agency Revenue Bonds, Series B, Duke University Project,
5.00%, 10/1/38	5,000	5,186
North Carolina State Medical Care Commission Health Care Facilities First Mortgage Revenue Bonds, Series A, Deerfield Community,
6.13%, 11/1/38	2,000	2,064

		7,250

Ohio - 7.0%
Lucas County Health Care Facilities Revenue Refunding & Improvement Bonds, Series A, Lutheran Homes,
7.00%, 11/1/45	5,000	5,185
Ohio State Fresh Water Development Authority Revenue Bonds, Series A,
5.00%, 12/1/21	5,690	6,755
Toledo-Lucas County Port Authority Revenue Refunding Bonds, CSX Transportation, Inc. Project,
6.45%, 12/15/21	4,000	4,740

		16,680

Pennsylvania - 4.6%
Allegheny County Redevelopment Authority Tax Allocation Bonds, Pittsburgh Mills Project,
5.60%, 7/1/23	2,000	1,954
Butler County Hospital Authority Revenue Bonds, Butler Health System Project,
7.13%, 7/1/29	3,000	3,495
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Edinboro University Foundation,
5.88%, 7/1/38	1,000	958
6.00%, 7/1/43	2,500	2,397

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.3% continued
Pennsylvania - 4.6% continued
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Shippensburg University,
6.25%, 10/1/43	$2,000	$2,098

		10,902

Puerto Rico - 1.0%
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Series C,
5.00%, 8/1/40	3,000	2,301

Rhode Island - 1.2%
Tobacco Settlement Financing Corp. Asset Backed Revenue Bonds, Series A,
6.25%, 6/1/42	3,000	2,884

Tennessee - 0.0%
Sumner County Health Educational & Housing Facilities Board Hospital Revenue Refunding & Improvement Bonds, Series A, Regional Health Systems, Inc.,
5.50%, 11/1/37(2)	107	1

Texas - 11.4%
Dallas County Flood Control District G.O. Unlimited Refunding Bonds,
7.25%, 4/1/32	1,000	1,001
HFDC of Central Texas, Inc. Retirement Facilities Revenue Bonds, Series A,
5.75%, 11/1/36	3,000	2,914
San Antonio Electric & Gas Revenue Bonds, Junior Lien,
5.00%, 2/1/43	3,000	3,052
Texas State PFA Charter School Finance Corp. Education Revenue Bonds, Series A, Cosmos Foundation, Inc.,
6.20%, 2/15/40	3,500	3,702
Texas State Private Activity Bond Surface Transportation Corp. Revenue Bonds, Senior Lien, LBJ Infrastructure,
7.00%, 6/30/40	3,000	3,243
Texas State Private Activity Bond Surface Transportation Corp. Revenue Bonds, Senior Lien, NTE Mobility,
6.88%, 12/31/39	4,000	4,286
Travis County Health Facilities Development Corp. Revenue Bonds, Westminster Manor Project,
7.00%, 11/1/30	1,000	1,089
7.13%, 11/1/40	2,000	2,157
University of Texas Permanent University Fund Revenue Refunding Bonds, Series B,
5.25%, 7/1/28	5,000	5,901

		27,345

Washington - 1.8%
Washington State Health Care Facilities Authority Revenue Bonds, Central Washington Health Services,
7.00%, 7/1/39	4,000	4,334

Total Municipal Bonds (Cost $223,989)		232,665

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 1.1%
Northern Institutional Funds - Tax-Exempt Portfolio, 0.01%(5) (6)	2,494,717	$2,495

Total Investment Companies (Cost $2,495)		2,495

Total Investments - 98.4% (Cost $226,484)		235,160

Other Assets less Liabilities - 1.6%		3,859

NET ASSETS - 100.0%		$239,019

(1)	Level 3 asset that is worthless, bankrupt or has been delisted.
(2)	Issuer has defaulted on terms of debt obligation.
(3)	Restricted security that has been deemed illiquid. At December 31, 2013, the value of this restricted illiquid security amounted to approximately $935,000 or 0.4% of net assets. Additional information on the restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Vigo County Hospital Authority Revenue Bonds, Union Hospital, Inc.,
5.70%, 9/1/37	7/25/08	$861

(4)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(6)	At March 31, 2013, the value of the Fund’s investment in the Tax-Exempt Portfolio of the Northern Institutional Funds was approximately $3,106,000 with net sales of approximately $611,000 during the nine months ended December 31, 2013.

Percentages shown are based on Net Assets.

The interest rates reflected in the Schedules of Investments represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

At December 31, 2013, the industry sectors for the High Yield Municipal Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Airport	7.0%
Development	13.5
Education	5.7
General	9.2
Higher Education	13.6
Medical	17.3
Nursing Homes	7.8
Tobacco	5.0
Transportation	7.9
Water	5.3
All other sectors less than 5%	7.7

Total	100.0%

At December 31, 2013, the credit quality distribution for the High Yield Municipal Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	5.4%
AA	8.1
A	10.8
BBB	46.6
BB	12.2
B	2.4
Not rated	13.5
Cash and Equivalents	1.0

Total	100.0%

*	Credit quality ratings are based on converting the available Moody’s, Standard & Poor’s, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The Standard & Poor’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy, as of December 31, 2013:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds	$—	$232,665	(1)	$—	$232,665
Investment Companies	2,495	—		—	2,495

Total Investments	$2,495	$232,665		$—	$235,160

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At December 31, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Federal Tax Information:

At December 31, 2013, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$226,484

Gross tax appreciation of investments	$12,952
Gross tax depreciation of investments	(4,276)

Net tax appreciation of investments	$8,676

NORTHERN FUNDS QUARTERLY REPORT    5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued	DECEMBER 31, 2013 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AMT - Alternative Minimum Tax

COPS - Certificates of Participation

EDA - Economic Development Authority

G.O. - General Obligation

IDA - Industrial Development Authority

PFA - Public Finance Authority

TRB - Tax Revenue Bonds

TAX-EXEMPT FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND	DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.4%
Alabama - 1.1%
Alabama State Public School & College Authority Revenue Bonds, Series C,
5.00%, 9/1/20	$7,570	$8,906
University of Alabama General Revenue Refunding Bonds, Series A,
5.00%, 7/1/22	5,875	6,879
5.00%, 7/1/25	7,615	8,586

		24,371

Alaska - 0.1%
Anchorage Water Revenue Refunding Bonds (NATL-RE Insured),
5.00%, 5/1/37	1,700	1,733

Arizona - 4.4%
Arizona State School Facilities Board COPS,
5.25%, 9/1/23	10,000	10,802
Arizona State Transportation Board Excise TRB, Maricopa County Regional Area,
5.00%, 7/1/15	5,000	5,353
5.25%, 7/1/20	10,000	11,685
Arizona State Water Infrastructure Finance Authority Revenue Refunding Bonds, Series A,
5.00%, 10/1/22	6,750	7,940
Chandler Excise TRB,
5.00%, 7/1/27	5,000	5,688
Maricopa County Unified School District No. 48 Scottsdale G.O. Unlimited Refunding Bonds,
5.00%, 7/1/21	5,000	5,865
Maricopa County Unified School District No. 97 Deer Valley G.O. Unlimited Bonds, Series C, School Improvement Project of 2008,
5.00%, 7/1/22	4,150	4,708
Mesa Street & Highway Revenue Refunding Bonds,
5.00%, 7/1/24	3,500	3,917
Phoenix Civic Airport Improvement Corp. Revenue Refunding Bonds (AMT),
5.00%, 7/1/20	1,500	1,706
Phoenix Civic Improvement Corp. Airport Revenue Bonds, Series A, Junior Lien,
5.00%, 7/1/22	3,000	3,342
Phoenix Civic Improvement Corp. Transportation Excise TRB,
3.00%, 7/1/19	5,000	5,321
Phoenix Civic Improvement Corp. Water System Revenue Refunding Bonds, Junior Lien,
5.00%, 7/1/25	5,000	5,614
Phoenix Civic Plaza Improvement Corp. Excise TRB, Subseries A (BHAC-CR FGIC Insured),
5.00%, 7/1/41	5,000	5,037
Salt River Project Agriculture Improvement and Power District Electric Revenue Refunding Bonds, Series A,
5.00%, 12/1/23	10,000	11,460
Scottsdale Preservation Authority Excise Tax Revenue Refunding Bonds,
5.25%, 7/1/24	5,990	6,683
Tucson G.O. Unlimited Bonds, Series A,
4.00%, 7/1/25	5,000	5,142

		100,263

California - 6.5%
Cabrillo Community College District G.O. Unlimited Bonds, Series A (NATL-RE Insured), Partially Prerefunded,
5.00%, 8/1/27	5,000	5,100
California State G.O. Unlimited Bonds, Series 2007, Unrefunded Balance (AMBAC Insured),
5.00%, 10/1/18	75	75
California State G.O. Unlimited Refunding Bonds,
5.00%, 9/1/20	1,000	1,170
5.25%, 9/1/25	5,000	5,653
5.00%, 10/1/27	5,000	5,417
6.25%, 11/1/34	5,000	5,788
California State Health Facilities Financing Authority Revenue Bonds, Series A, St. Joseph Health System,
5.00%, 7/1/28	5,000	5,307
California State School Facilities G.O. Unlimited Bonds,
5.00%, 11/1/29	5,000	5,361
5.00%, 11/1/30	10,000	10,597
California State Various G.O. Unlimited Bonds, Series 2007, Unrefunded Balance,
5.75%, 5/1/30	80	80
California State Various Purpose G.O. Unlimited Refunding Bonds,
5.00%, 11/1/23	4,000	4,584

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.4% continued
California - 6.5% continued
California State Various Purpose G.O. Unlimited Refunding Bonds,
5.00%, 4/1/22	$3,700	$4,266
5.00%, 11/1/27	2,500	2,719
Carlsbad Unified School District G.O. Unlimited Convertible CABS, Series C, Election of 2006,
2.59%, 8/1/35(1)	11,850	6,437
Cupertino Union School District Crossover G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/27	435	484
East Bay Municipal Utility District Water System Revenue Refunding Bonds, Series B,
5.00%, 6/1/22	5,000	5,904
Long Beach Harbor Revenue Refunding Bonds, Series A (AMT) (NATL-RE Insured),
5.00%, 5/15/21	1,000	1,055
Los Angeles Department of Airports Revenue Bonds, Series A,
5.25%, 5/15/22	5,000	5,643
Los Angeles Department of International Airports Revenue Bonds, Series A (AMT),
5.00%, 5/15/30	5,000	5,197
Los Angeles Department of Water & Power System Revenue Bonds, Subseries A-1 (AMBAC Insured),
5.00%, 7/1/39	3,000	3,092
Los Angeles Department of Waterworks & Power System Revenue Bonds, Series B,
5.00%, 7/1/34	5,000	5,323
Los Angeles G.O. Unlimited Bonds, Series A (NATL-RE Insured), Prerefunded,
5.00%, 9/1/14	6,205	6,403
Los Angeles G.O. Unlimited Refunding Bonds, Series B,
5.00%, 9/1/20	55	65
Metropolitan Water District of Southern California State Revenue Bonds, Series A,
5.00%, 7/1/32	5,000	5,286
Orange County Sanitation District COPS, Series A,
2.00%, 10/16/14	2,250	2,283
San Diego Community College District G.O. Unlimited CABS, Election of 2006,
3.73%, 8/1/28(1)	4,145	1,950
San Francisco Bay Area Toll Bridge Authority Revenue Bonds,
5.00%, 4/1/26	2,500	2,777
San Francisco Bay Area Toll Bridge Authority Revenue Bonds, Series F-1,
5.13%, 4/1/39	7,390	7,717
San Francisco City & County Airports Commission Revenue Bonds, Series E,
5.25%, 5/1/32	2,500	2,658
Sequoia Union High School District G.O. Unlimited Refunding Bonds (AGM Insured),
5.00%, 7/1/22	1,100	1,148
Southern California State Public Power Authority Revenue Bonds, Series B, Southern Transmission Project,
6.00%, 7/1/27	5,000	5,794
University of California General Revenue Bonds, Series AK,
5.00%, Mandatory Put 5/15/23	7,000	8,115
University of California General Revenue Bonds, Series J (AGM Insured),
4.50%, 5/15/31	2,700	2,728
University of California General Revenue Bonds, Series Q,
5.25%, 5/15/27	2,500	2,783
University of California General Revenue Bonds, Series U,
5.00%, 5/15/22	5,000	5,807
University of California Limited Project General Revenue Bonds, Series D (NATL Insured),
5.00%, 5/15/37	1,860	1,914

		146,680

Colorado - 1.6%
Colorado State Board of Governors University Enterprise System Revenue Refunding Bonds, Series A (State Higher Education Intercept Program),
5.00%, 3/1/43	5,000	5,148
Denver City & County Airport System Revenue Bonds, Series B,
5.00%, 11/15/25	5,000	5,425
Denver City & County Airport System Revenue Bonds, Subseries B,
5.25%, 11/15/28	1,500	1,602

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.4% continued
Colorado - 1.6% continued
5.25%, 11/15/29	$1,740	$1,845
Denver City & County Excise Tax Revenue Refunding Bonds, Series A (Assured Guaranty Insured),
6.00%, 9/1/23	6,550	7,631
Denver City & County School District No. 1 G.O. Unlimited Refunding Bonds, Series A (NATL Insured State Aid Withholding),
5.50%, 12/1/22	5,000	6,039
Metro Wastewater Reclamation District Sewer Revenue Bonds, Series A,
5.00%, 4/1/21	2,500	2,943
Regional Transportation District Sales Tax Revenue Refunding Bonds, Series A, Fastracks Project,
5.00%, 11/1/28	5,000	5,676

		36,309

Connecticut - 1.6%
Connecticut State G.O. Unlimited Bonds, Series B,
5.00%, 5/15/22	2,000	2,292
Connecticut State G.O. Unlimited Refunding Bonds, Series B (NATL-RE Insured),
5.00%, 6/1/15	5,000	5,104
Connecticut State G.O. Unlimited Refunding Bonds, Series C,
5.00%, 6/1/21	2,500	2,914
Connecticut State G.O. Unlimited Bonds, Series D,
5.00%, 11/1/23	5,000	5,652
Connecticut State GAAP Conversion G.O. Unlimited Bonds, Series A,
5.00%, 10/15/20	6,000	7,026
Connecticut State Housing Mortgage Finance Authority Program Revenue Bonds, Subseries D-1,
0.75%, 5/15/14	6,350	6,361
Connecticut State Special Tax Obligation Transportation Infrastructure Revenue Bonds, Series A,
5.00%, 10/1/30	5,000	5,400
Connecticut State Special Tax Obligation Transportation Infrastructure Revenue Refunding Bonds, Series B,
3.00%, 12/1/22	2,725	2,743

		37,492

Delaware - 0.5%
Delaware State G.O. Unlimited Bonds,
5.00%, 7/1/19	5,000	5,918
5.00%, 7/1/23	5,530	6,403

		12,321

District of Columbia - 1.7%
District of Columbia G.O. Unlimited Bonds, Series A,
5.00%, 6/1/27	5,000	5,514
5.00%, 6/1/28	2,500	2,720
District of Columbia Water & Sewer Authority Public Utility Revenue Bonds, Series A,
5.25%, 10/1/29	1,000	1,089
6.00%, 10/1/35	5,000	5,552
5.50%, 10/1/39	10,500	11,144
Metropolitan Washington Airports Authority System Revenue Bonds, Series C (AMT),
5.00%, 10/1/20	3,000	3,441
5.00%, 10/1/26	1,500	1,581
Metropolitan Washington Airports Authority System Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/28	3,000	3,149
5.00%, 10/1/29	4,085	4,274

		38,464

Florida - 4.2%
Broward County Airport System Revenue Bonds, Series C,
5.25%, 10/1/28	6,185	6,648
Broward County Port Facilities Revenue Refunding Bonds, Series A (AGM Insured),
5.00%, 9/1/24	1,000	1,089
5.00%, 9/1/25	1,000	1,078
Broward County Port Facilities Revenue Refunding Bonds, Series B (AMT),
5.00%, 9/1/23	2,500	2,654
Davie Educational Facilities Revenue Bonds, Series B, Nova South Eastern University Project,
5.00%, 4/1/29(2)	1,085	1,076
5.00%, 4/1/30(2)	400	393
Florida State Board of Public Education G.O. Unlimited Bonds, Series A, Capital Outlay,
5.25%, 6/1/28	11,135	12,489

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.4% continued
Florida - 4.2% continued
Florida State Board of Public Education G.O. Unlimited Refunding Bonds, Series C, Capital Outlay,
5.00%, 6/1/22	$10,000	$11,706
Florida State Board of Public Education G.O. Unlimited Refunding Bonds, Series D,
5.00%, 6/1/24	5,000	5,667
Florida State Department of Transportation Right of Way G.O. Unlimited Bonds,
5.25%, 7/1/37	12,475	13,445
Florida State Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series A,
5.00%, 7/1/15	1,000	1,069
Florida State Ports Financing Commission Revenue Refunding Bonds, Series B (AMT), State Transportation Trust Fund,
5.38%, 10/1/29	3,395	3,668
Florida State Turnpike Authority Revenue Bonds, Series B,
5.00%, 7/1/22	3,000	3,498
Greater Orlando Aviation Authority Airport Facilities Revenue Refunding Bonds, Series A (AMT) (AGM Insured),
5.00%, 10/1/16	400	445
Hillsborough County Aviation Authority Revenue Refunding Bonds, Series A (AMT), Tampa International Airport (NATL-RE Insured),
5.00%, 10/1/23	4,245	4,522
JEA Electric System Revenue Bonds, Subseries D,
4.00%, 10/1/25	1,000	1,004
Miami-Dade County Expressway Authority Toll System Revenue Bonds, Series B (NATL Insured), Prerefunded,
5.25%, 7/1/14	2,525	2,589
Miami-Dade County Water & Sewer System Revenue Refunding Bonds, Series B (AGM Insured),
5.25%, 10/1/20	3,000	3,504
5.25%, 10/1/22	2,500	2,889
Orlando Commission Utilities System Revenue Refunding Bonds, Series A,
5.00%, 10/1/20	1,000	1,173
Reedy Creek Improvement District G.O. Limited Bonds, Series A,
5.25%, 6/1/29	5,000	5,437
5.25%, 6/1/30	5,000	5,409
Sunrise Utility System Revenue Refunding Bonds, Series A (AMBAC Insured),
5.50%, 10/1/15	3,920	4,006

		95,458

Georgia - 1.9%
Athens-Clarke County Unified Government Water & Sewerage Revenue Bonds,
5.50%, 1/1/38	10,000	10,886
Georgia State G.O. Unlimited Bonds, Series A,
5.00%, 7/1/22	5,125	6,092
Georgia State G.O. Unlimited Refunding Bonds, Series E-2,
5.00%, 9/1/21	5,000	5,940
Georgia State G.O. Unlimited Refunding Bonds, Series I,
5.00%, 7/1/20	5,000	5,937
5.00%, 7/1/21	1,100	1,306
Georgia State G.O. Unlimited Refunding Bonds, Series J-2,
4.50%, 11/1/22	5,870	6,647
Gwinnett County School District G.O. Unlimited Bonds,
5.00%, 2/1/27	5,000	5,669

		42,477

Hawaii - 0.6%
Hawaii State Airports System Revenue Bonds, Series A,
5.25%, 7/1/29	2,000	2,109
Hawaii State Department of Transportation Airports Division Lease Revenue COPS (AMT),
5.25%, 8/1/25	2,500	2,609
Hawaii State G.O. Unlimited Refunding Bonds, Series EF,
5.00%, 11/1/21	5,500	6,455
Honolulu City & County Wastewater System Revenue Bonds, Senior Series A (NATL-RE Insured), First Bond Resolution,
5.00%, 7/1/36	3,000	3,065

		14,238

Illinois - 3.1%
Chicago Midway Airport Revenue Bonds, Series B (AGM Insured),
5.38%, 1/1/18	2,625	2,627
5.38%, 1/1/19	2,765	2,767
5.25%, 1/1/20	2,915	2,917

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.4% continued
Illinois - 3.1% continued
Chicago Midway Airport Revenue Bonds, Series B (NATL-RE Insured),
5.00%, 1/1/31	$2,000	$2,004
Chicago Midway Airport Revenue Refunding Bonds, Series A (AMT), 2nd Lien,
5.50%, 1/1/29	3,500	3,590
5.50%, 1/1/30	2,025	2,067
Chicago Midway Airport Revenue Refunding Bonds, Series B, 2nd Lien,
5.25%, 1/1/34	2,500	2,520
Chicago O’Hare International Airport Revenue Refunding Bonds, Series B (AMT) Passenger Facilities Charge,
5.00%, 1/1/26	2,500	2,556
Chicago Sales TRB, Series A,
5.25%, 1/1/38	6,100	6,176
Cook County Sales TRB,
5.00%, 11/15/31	2,485	2,546
Illinois State Build Sales TRB,
5.00%, 6/15/19	5,000	5,742
Illinois State Educational Facilities Authority Adjustable Medium Term Revenue Bonds, Field Museum,
4.60%, Mandatory Put 11/1/15	4,250	4,513
Illinois State Finance Authority Revenue Bonds, Series A, Art Institute Chicago,
5.25%, 3/1/40	2,500	2,553
Illinois State Municipal Electric Agency Power Supply Revenue Bonds (NATL Insured),
5.00%, 2/1/25	2,000	2,137
Illinois State Municipal Electric Agency Power Supply Revenue Bonds, Series A (NATL-RE-IBC FGIC Insured),
5.25%, 2/1/27	1,830	1,942
Illinois State Toll Highway Authority Senior Priority Revenue Bonds, Series A (AGM Insured), Prerefunded,
5.00%, 7/1/15	5,000	5,352
Illinois State Unemployment Insurance Fund Building Receipts Revenue Bonds, Series B,
5.00%, 6/15/19	2,540	2,691
Lake County Community Consolidated School District No. 46 Grayslake G.O. Unlimited Bonds (AGM Insured), Prerefunded,
5.13%, 11/1/15	805	875
Lake County Community Consolidated School District No. 46 Grayslake G.O. Unlimited Bonds (AGM Insured), Unrefunded Balance,
5.13%, 11/1/24	195	208
Metropolitan Pier & Exposition Authority Dedicated State Tax Revenue Refunding Bonds, Series A, McCormick Place Expansion (NATL Insured),
5.50%, 6/15/29	2,000	2,194
Will Grundy Etc Counties Community College District No. 525 G.O. Unlimited Refunding Bonds, Series B, Alternative Revenue Source,
5.25%, 6/1/36	2,500	2,574
Winnebago County Public Safety Sales Tax G.O. Unlimited Refunding Bonds, Series A,
5.00%, 12/30/20	2,700	3,127
5.00%, 12/30/24	6,040	6,690

		70,368

Indiana - 1.3%
Indiana Finance Authority Wastewater Utility Revenue Bonds, Series A, First Lien, CWA Authority,
5.25%, 10/1/31	5,750	6,157
5.25%, 10/1/38	5,980	6,219
Indiana State Municipal Power Agency Revenue Bonds, Series A, Power Supply System (AMBAC Insured),
5.00%, 1/1/24	13,060	14,019
Merrillville Multi School Building Corp. First Mortgage Revenue Bonds (State Aid Withholding),
5.25%, 7/15/26	1,000	1,109
Porter County Jail Building Corp. First Mortgage Revenue Refunding Bonds (AGM Insured),
5.50%, 7/10/21	1,500	1,719
5.50%, 1/10/24	1,135	1,268

		30,491

Iowa - 0.1%
Ankeny G.O. Unlimited Bond Anticipation Project Notes, Series C,
1.00%, 6/1/14	2,000	2,001

NORTHERN FUNDS QUARTERLY REPORT    5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.4% continued
Kansas - 0.2%
Johnson County Unified School District No. 512 Shawnee Mission G.O. Unlimited Refunding Bonds, Series A,
3.00%, 10/1/15	$4,145	$4,334

Louisiana - 0.8%
Louisiana State G.O. Unlimited Refunding Bonds, Series C,
5.00%, 7/15/21	10,000	11,732
Louisiana State Gas & Fuels Tax Revenue Refunding Bonds, Series A-1,
5.00%, 5/1/25	5,000	5,625

		17,357

Maryland - 4.6%
Baltimore Wastewater Projects Revenue Bonds, Series C,
5.00%, 7/1/38	3,000	3,132
Baltimore Water Project Revenue Refunding Bonds, Series D,
5.00%, 7/1/24	5,425	6,250
Maryland State & Local Facilities Loan G.O. Unlimited Bonds, First Series,
5.00%, 3/1/15	1,500	1,584
Maryland State & Local Facilities Loan G.O. Unlimited Bonds, First Series B,
4.00%, 3/15/21	10,000	10,985
Maryland State & Local Facilities Loan G.O. Unlimited Bonds, Second Series A,
5.00%, 8/1/20	10,000	11,881
Maryland State & Local Facilities Loan G.O. Unlimited Bonds, Series 2013-1,
5.00%, 3/1/22	5,000	5,851
5.00%, 3/1/24	10,000	11,436
Maryland State Department of Transportation Consolidated Revenue Bonds,
5.00%, 6/1/21	8,630	10,075
Maryland State G.O. Unlimited Bonds, First Series B,
4.50%, 3/15/24	10,000	11,039
Maryland State G.O. Unlimited Bonds, Series B,
5.00%, 8/1/21	10,000	11,544
Maryland State G.O. Unlimited Refunding Bonds, First Series B,
4.50%, 8/1/21	10,000	11,463
Montgomery County Consolidated Public Improvement G.O. Unlimited Bonds, Series A,
5.00%, 11/1/21	5,750	6,706
Prince Georges County Consolidated Public Improvement G.O. Limited Bonds, Series A,
5.00%, 9/15/30	985	1,077
Washington Suburban Sanitary District Public Improvement G.O. Unlimited Refunding Bonds,
2.25%, 6/1/26	2,500	2,121

		105,144

Massachusetts - 5.2%
Massachusetts Bay Transportation Assessment Authority Revenue Bonds, Series A,
5.25%, 7/1/34	500	540
Massachusetts State Consolidated Loan G.O. Limited Bonds, Series D,
5.00%, 10/1/23	10,000	11,411
Massachusetts State Development Finance Agency Revenue Bonds, Series B-1, Harvard University,
5.00%, 10/15/28	10,000	11,191
Massachusetts State G.O. Limited Bonds, Series A,
5.00%, 4/1/29	8,750	9,479
Massachusetts State G.O. Limited Refunding Bonds, Series B,
5.25%, 8/1/21	2,500	2,990
Massachusetts State G.O. Limited Refunding Bonds, Series B (AGM Insured),
5.25%, 9/1/23	4,185	4,998
5.25%, 9/1/25	500	588
Massachusetts State Health & Educational Facilities Authority Partners Healthcare Revenue Bonds, Series J1,
5.25%, 7/1/29	5,000	5,278
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series M, TUFTS University,
5.25%, 2/15/26	1,250	1,448
Massachusetts State School Building Authority Sales Tax Revenue Refunding Bonds, Senior Series A,
5.00%, 8/15/21	10,000	11,733
5.00%, 8/15/22	5,000	5,855

TAX-EXEMPT FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.4% continued
Massachusetts - 5.2% continued
Massachusetts State School Building Authority Sales Tax Revenue Refunding Bonds, Senior Series B,
5.00%, 8/15/29	$10,000	$10,944
Massachusetts State School Building Authority Sales TRB, Series A (AGM Insured), Prerefunded,
5.00%, 8/15/15	10,000	10,761
5.00%, 8/15/15	1,290	1,388
Massachusetts State School Building Authority Sales TRB, Series A (AMBAC Insured),
5.00%, 8/15/37	5,000	5,147
Massachusetts State School Building Authority Sales TRB, Series A-2012-2 (AGM Insured), Prerefunded,
5.00%, 8/15/15	8,395	9,034
Massachusetts State Special Obligation Consolidated Loan Revenue Bonds, Series A (AGM Insured),
5.50%, 6/1/18	500	592
5.50%, 6/1/21	500	602
Massachusetts State Water Pollution Abatement Trust Revenue Refunding Bonds, Subseries A, New Bedford Program (NATL Insured),
4.75%, 2/1/26	1,555	1,558
Massachusetts State Water Resources Authority General Revenue Bonds, SeriesJ(AGMG.O.of Authority Insured),
5.50%, 8/1/22	3,300	3,989
Massachusetts State Water Resources Authority General Revenue Refunding Bonds, Series B (G.O. of Authority Insured),
5.00%, 8/1/26	5,000	5,602
Massachusetts State Water Resources Authority Revenue Bonds, Series A (G.O. of Authority Insured), Escrowedto Maturity,
6.50%, 7/15/19	1,670	1,922

		117,050

Michigan - 2.0%
Caledonia Community Schools G.O. Unlimited Refunding Bonds (NATL-RE Q-SBLF Insured),
5.00%, 5/1/20	1,140	1,192
Grand Rapids Sanitation Sewer System Revenue Refunding Bonds,
5.00%, 1/1/34	2,000	2,122
Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series II-A,
5.00%, 10/15/27	10,000	10,454
Michigan State Environmental Program G.O. Unlimited Refunding Bonds,
5.00%, 11/1/19	5,000	5,859
3.00%, 11/1/20	10,000	10,403
Michigan State Finance Authority Subordinate Revenue Refunding Bonds, State Revolving Fund,
5.00%, 10/1/21	3,035	3,545
5.00%, 10/1/25	3,970	4,449
Michigan State Municipal Bond Authority Revenue Bonds, Clean Water Fund, Prerefunded,
4.75%, 10/1/14	4,440	4,591
Michigan State Municipal Bond Authority Revenue Bonds, Clean Water Fund, Unrefunded Balance,
4.75%, 10/1/23	345	355
Michigan State Trunk Line Revenue Refunding Bonds,
5.00%, 11/15/21	2,500	2,876

		45,846

Minnesota - 0.7%
Minneapolis-St. Paul Metropolitan Airports Commission Revenue Refunding Bonds, Senior Series B (AMT),
5.00%, 1/1/22	2,500	2,744
Minnesota State G.O. Unlimited Bonds, Series A,
5.00%, 10/1/20	5,000	5,923
Minnesota State Various Purpose G.O. Unlimited Bonds, Series A,
5.00%, 8/1/23	5,545	6,470

		15,137

Mississippi - 0.7%
Mississippi State G.O. Unlimited Bonds, Series F,
5.25%, 10/1/23	5,090	6,028
Mississippi State G.O. Unlimited Refunding Bonds, Series F,
5.00%, 11/1/21	8,705	10,217

NORTHERN FUNDS QUARTERLY REPORT    7    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.4% continued
Mississippi - 0.7% continued
Mississippi State Home Corp. SFM Revenue Bonds, Series C-2 (AMT) (GNMA/FNMA/FHLMC Insured),
5.40%, 6/1/38	$20	$20

		16,265

Missouri - 0.5%
Metropolitan St. Louis Sewer District Wastewater System Revenue Refunding Bonds, Series B,
5.00%, 5/1/29	5,000	5,496
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Refunding Bonds, Series A, State Revolving Funds,
5.00%, 1/1/22	5,060	5,773

		11,269

Nebraska - 0.3%
Lincoln Electric System Revenue Bonds, Prerefunded,
5.00%, 9/1/15	5,500	5,919
Nebraska State Public Power District General Revenue Bonds, Series B,
5.00%, 1/1/23	1,000	1,139

		7,058

Nevada - 0.9%
Clark County Transportation G.O. Limited Refunding Bonds, Series A,
5.00%, 12/1/29	5,000	5,248
Nevada State Capital Improvement & Cultural Affairs G.O. Limited Bonds, Series C,
5.00%, 6/1/21	8,000	8,993
Washoe County Highway Motor Vehicle Fuel TRB,
4.75%, 2/1/21	3,400	3,724
Washoe County School District G.O. Limited Bonds, Series C,
4.00%, 4/1/23	1,905	1,990

		19,955

New Hampshire - 0.5%
New Hampshire State Health & Education Facilities Authority Revenue Bonds, Dartmouth College, Health University System,
5.25%, 6/1/39	5,000	5,374
New Hampshire State Municipal Bond Bank Revenue Refunding Bonds, Series A,
5.00%, 8/15/20	2,800	3,281
5.00%, 8/15/21	2,970	3,469

		12,124

New Jersey - 1.9%
New Jersey State EDA School Facilities Construction Revenue Refunding Bonds, Series II,
5.00%, 3/1/27	5,000	5,337
New Jersey State EDA School Facilities Construction Revenue Refunding Bonds, Series NN,
5.00%, 3/1/25	15,000	16,388
New Jersey State Transportation System Trust Fund Authority Revenue Bonds, Series A,
5.75%, 6/15/20	5,000	5,989
New Jersey State Turnpike Authority Revenue Bonds, Series B,
5.00%, 1/1/25	5,000	5,542
5.00%, 1/1/30	10,000	10,548

		43,804

New Mexico - 0.1%
New Mexico State Finance Authority Revenue Bonds, Series C,
5.00%, 6/1/23	2,770	3,193

New York - 19.5%
Long Island Power Authority Revenue Bonds, Series A,
6.25%, 4/1/33	5,000	5,618
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series B,
5.00%, 11/15/34	5,000	5,177
Metropolitan Transportation Authority Revenue Bonds, Series D,
5.00%, 11/15/29	6,240	6,568
Metropolitan Transportation Authority Revenue Bonds, Series G,
5.25%, 11/15/26	5,000	5,406
Metropolitan Transportation Authority Revenue Refunding Bonds, Series D,
5.00%, 11/15/23	5,000	5,474
5.00%, 11/15/24	5,000	5,445

TAX-EXEMPT FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.4% continued
New York - 19.5% continued
Metropolitan Transportation Authority Revenue Refunding Bonds, Series F,
5.00%, 11/15/30	$5,000	$5,207
New York City G.O. Unlimited Bonds, Series A-1,
5.00%, 8/1/27	1,000	1,085
New York City G.O. Unlimited Bonds, Series E,
5.00%, 8/1/32	5,000	5,272
New York City G.O. Unlimited Bonds, Series E, Prerefunded,
5.00%, 11/1/14	4,680	4,868
New York City G.O. Unlimited Bonds, Series E, Unrefunded Balance,
5.00%, 11/1/25	5,320	5,525
New York City G.O. Unlimited Bonds, Subseries C-1, Fiscal 2008,
5.00%, 10/1/22	10,000	11,228
New York City G.O. Unlimited Bonds, Subseries D-1, Fiscal 2014,
5.00%, 8/1/31	3,000	3,180
New York City G.O. Unlimited Bonds, Subseries G-1,
5.00%, 4/1/21	10,000	11,447
5.00%, 10/1/31	5,000	5,279
New York City Transitional Finance Authority Building Aid Revenue Bonds, Subseries S-1A (State Aid Withholding),
5.00%, 7/15/26	10,000	10,953
New York City Transitional Finance Authority Building Aid Revenue Refunding Bonds, Subseries S-1A (State Aid Withholding),
4.00%, 11/1/14	4,000	4,129
New York City Transitional Finance Authority Future Tax Recovery Revenue Bonds, Subseries 13,
5.00%, 11/1/21	10,000	11,689
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries A,
5.00%, 11/1/21	1,000	1,169
5.00%, 11/1/26	6,260	6,882
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries B,
5.00%, 11/1/21	5,000	5,718
5.00%, 2/1/22	2,000	2,294
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries E-1,
5.00%, 2/1/23	10,380	11,891
5.00%, 2/1/29	5,000	5,407
5.00%, 2/1/35	2,155	2,260
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries H,
5.00%, 11/1/27	11,000	12,174
New York City Transitional Finance Authority Future Tax Secured Revenue Refunding Bonds, Series B,
5.00%, 11/1/25	1,000	1,112
New York City Transitional Finance Authority Future TRB, Subseries C-1,
5.00%, 11/1/27	1,000	1,102
New York City Transitional Finance Authority Future TRB, Subseries F-1,
5.00%, 2/1/28	10,000	10,914
New York G.O. Unlimited Bonds, Series A-1,
5.00%, 8/1/22	10,000	11,341
New York G.O. Unlimited Bonds, Series D,
5.00%, 8/1/23	5,000	5,644
New York State Dormitory Authority General Purpose Personal Income Tax Revenue Refunding Bonds, Series A,
5.00%, 12/15/20	20,000	23,479
New York State Dormitory Authority General Purpose Personal Income TRB, Series A,
5.00%, 3/15/20	10,000	11,664
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series B, School Districts Financing Program (Assured Guaranty Insured State Aid Withholding),
5.25%, 10/1/23	5,000	5,549
New York State Dormitory Authority Personal Income TRB, Series E,
5.00%, 8/15/20	10,000	11,709
New York State Dormitory Authority Sales TRB, Series A,
5.00%, 3/15/27	10,000	11,105
5.00%, 3/15/28	10,000	11,006
5.00%, 3/15/29	10,000	10,860

NORTHERN FUNDS QUARTERLY REPORT    9    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.4% continued
New York - 19.5% continued
New York State Dormitory Education Authority Personal Income Tax Revenue Refunding Bonds, Series B (AMBAC Insured),
5.50%, 3/15/30	$10,040	$11,757
New York State Dormitory Education Authority Personal Income TRB, Series B,
5.75%, 3/15/36	16,000	17,909
New York State Environmental Facilities Corp. Clean & Drinking Water Revenue Bonds, Municipal Water Project Revolving Funds,
5.00%, 6/15/36	5,000	5,247
New York State Environmental Facilities Corp. Clean & Drinking Water Revenue Bonds, Series C, Municipal Water Finance Revolving Funds,
5.00%, 6/15/25	5,000	5,314
New York State Environmental Facilities Corp. Clean & Drinking Water Revenue Bonds, Subseries A,
4.00%, 6/15/25	5,000	5,256
New York State Environmental Facilities Corp. Personal Income TRB, Series A,
5.25%, 12/15/26	10,000	11,234
New York State G.O. Unlimited Bonds, Series A,
5.00%, 3/1/25	5,960	6,879
New York State Local Government Assistance Corp. Revenue Refunding Bonds, Series E (AGM-CR G.O. of Corp. Insured),
5.00%, 4/1/21	7,505	8,781
New York State Local Government Assistance Corp. Revenue Refunding Bonds, Series C (NATL-RE-IBC G.O. of Corp. Insured),
5.50%, 4/1/17	4,425	4,919
New York State Thruway Transportation Authority Personal Income TRB, Series A,
5.25%, 3/15/21	5,000	5,715
5.00%, 3/15/25	10,000	11,053
New York State Urban Development Corp. Service Contract Revenue Refunding Bonds, Series D,
5.38%, 1/1/22	1,850	2,099
Port Authority of New York & New Jersey Revenue Bonds, Series 179,
3.00%, 12/1/14	15,000	15,391
5.00%, 12/1/26	11,355	12,698
5.00%, 12/1/28	15,000	16,515
5.00%, 12/1/32	2,500	2,682
Sales Tax Asset Receivable Corp. Revenue Bonds, Series A (AMBAC Insured),
5.25%, 10/15/27	3,995	4,135
Sales Tax Asset Receivable Corp. Revenue Bonds, Series A (NATL-RE Insured),
5.25%, 10/15/19	5,100	5,297
5.00%, 10/15/24	2,000	2,073
Utility Debt Securitization Restructuring Authority Revenue Bonds, Series TE,
5.00%, 12/15/29	10,000	11,109

		442,893

North Carolina - 3.8%
Charlotte COPS, Series B,
3.00%, 6/1/22	10,000	10,007
Charlotte G.O. Unlimited Refunding Bonds, Series A,
5.00%, 7/1/21	4,410	5,236
Charlotte G.O. Unlimited Refunding Bonds, Series B,
5.00%, 7/1/27	3,500	3,961
Mecklenburg County G.O. Unlimited Refunding Bonds,
5.00%, 2/1/19	10,000	11,763
Mecklenburg County G.O. Unlimited Refunding Bonds, Series A,
5.00%, 12/1/20	5,495	6,544
Mecklenburg County Public Improvement G.O. Unlimited Bonds, Series B,
5.00%, 3/1/22	3,000	3,561
North Carolina State Eastern Municipal Power Agency System Revenue Refunding Bonds, Series A, Prerefunded,
4.50%, 1/1/22	3,465	3,973
North Carolina State G.O. Unlimited Refunding Bonds, Series B,
5.00%, 6/1/20	5,000	5,933
North Carolina State G.O. Unlimited Refunding Bonds, Series C,
5.00%, 5/1/21	5,000	5,932
North Carolina State Municipal Power Agency No. 1 Catawba Electric Revenue Refunding Bonds, Series A,
5.25%, 1/1/20	2,000	2,224

TAX-EXEMPT FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.4% continued
North Carolina - 3.8% continued
North Carolina State Public Improvement G.O. Unlimited Bonds, Series A,
5.00%, 5/1/21	$5,000	$5,853
North Carolina State University at Raleigh General Revenue Bonds, Series A,
5.00%, 10/1/29	7,250	8,065
Raleigh Combined Enterprise System Revenue Refunding Bonds, Series A,
5.00%, 3/1/26	5,250	5,993
5.00%, 3/1/27	7,000	7,889

		86,934

Ohio - 1.7%
Columbus G.O. Unlimited Refunding Bonds, Series 1,
5.00%, 7/1/23	3,000	3,536
Montgonmery County Revenue Bonds, Catholic Health Initiatives,
5.25%, 5/1/29	630	647
Ohio State Common Schools G.O. Unlimited Bonds, Series B,
5.00%, 6/15/22	5,000	5,853
5.00%, 9/15/25	10,000	11,170
Ohio State Higher Education G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/22	5,000	5,855
Ohio State Higher Education G.O. Unlimited Refunding Bonds, Series B,
5.00%, 8/1/22	2,500	2,927
Ohio State Water & Fresh Water Development Authority Revenue Bonds, Series A,
5.00%, 6/1/20	5,000	5,887
Ohio State Water Development Authority PCR Refunding Bonds, Series B, Loan Fund, Prerefunded,
5.00%, 6/1/15	1,000	1,066
University of Cincinnati General Receipts Revenue Bonds, Series G (NATL-RE Insured),
5.00%, 6/1/28	2,075	2,209

		39,150

Oregon - 3.3%
Multnomah County School District No 1J Portland G.O. Unlimited Bonds, Series A (School Building Guaranty Insured),
5.00%, 6/15/14	10,200	10,425
Oregon State Board of Education G.O. Unlimited Bonds, Series A,
5.00%, 8/1/23	4,480	5,057
Oregon State Department of Administrative Services G.O. Unlimited Refunding Bonds, Series F, Oregon Opportunity,
5.00%, 12/1/20	1,000	1,166
Oregon State Department of Transportation Highway User Tax Revenue Refunding Bonds, Series A,
5.00%, 11/15/22	6,485	7,640
Oregon State Department of Transportation Highway User Tax Revenue Refunding Bonds, Series C, Senior Lien,
5.00%, 11/15/20	10,000	11,430
Oregon State G.O. Limited TANS, Series A,
1.50%, 7/31/14	25,000	25,195
Portland Community College District G.O. Unlimited Bonds,
5.00%, 6/15/21	2,560	3,008
Tri-County Metropolitan Transportation District Payroll Tax & Grant Receipt Revenue Bonds,
5.00%, 11/1/18	5,000	5,641
3.00%, 11/1/19	5,825	6,121

		75,683

Pennsylvania - 1.3%
Lancaster County Solid Waste Disposal Management Authority Revenue Bonds, Series A,
5.25%, 12/15/29	4,515	4,758
Lancaster Dauphin County Solid Waste Management Authority Revenue Bonds, Series B (County Gtd.),
5.00%, 12/15/33	2,000	2,055
Pennsylvania State G.O. Unlimited Bonds, 2nd Series,
5.00%, 10/15/25	10,000	11,368
4.00%, 10/15/28	5,000	5,033
Pennsylvania State Turnpike Commission Oil Franchise Tax Revenue Refunding Bonds, Series A (AMBAC Insured),
5.00%, 12/1/19	5,075	5,660

		28,874

NORTHERN FUNDS QUARTERLY REPORT     11    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.4% continued
Rhode Island - 0.6%
Rhode Island State & Providence Plantations G.O. Unlimited Bonds, Series A, Consolidated Capital Development Loan,
5.50%, 8/1/25	$5,000	$5,660
Rhode Island State & Providence Plantations G.O. Unlimited Bonds, Series B, Consolidated Capital Development Loan,
5.00%, 10/15/27	2,630	2,843
Rhode Island State & Providence Plantations G.O. Unlimited Refunding Bonds, Series A, Consolidated Capital Development Loan,
5.00%, 8/1/21	1,000	1,158
Rhode Island State Clean Water Finance Agency PCR Refunding Bonds, Subseries A,
5.00%, 10/1/21	2,880	3,338

		12,999

South Carolina - 1.5%
Charleston County Sales Tax G.O. Unlimited Bonds,
4.50%, 11/1/26	3,760	4,008
Piedmont Municipal Power Agency Electric Revenue Bonds, Series 2004, Unrefunded Balance (BHAC-CR MBIA Insured),
5.38%, 1/1/25	5,000	5,774
South Carolina State Public Service Authority Revenue Bonds, Series A, Santee Cooper,
5.50%, 1/1/38	12,000	12,833
South Carolina State Transportation Infrastructure Bank Revenue Refunding Bonds, Series A (BHAC-CR AMBAC Insured),
5.00%, 10/1/22	10,000	10,694

		33,309

Tennessee - 1.5%
Chattanooga Health Educational & Housing Facility Board Revenue Bonds, Series A, Catholic Health Initiatives,
5.25%, 1/1/45	5,000	4,910
Metropolitan Government of Nashville & Davidson County G.O. Unlimited Refunding & Improvement Bonds, Series A,
5.00%, 7/1/24	10,275	11,834
Tennessee State G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/21	11,825	14,017
Tennessee State Housing Development Agency Revenue Bonds, Series 1A (AMT), Home Ownership Program (G.O. of Agency Insured),
3.75%, 1/1/19	455	472
4.05%, 7/1/20	460	479
4.13%, 7/1/21	1,600	1,636

		33,348

Texas - 6.8%
Brownsville Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF-Gtd.),
5.00%, 2/15/22	100	118
Denton County Permanent Improvement G.O. Limited Refunding Bonds,
5.00%, 7/15/22	2,000	2,296
Garland Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
5.00%, 2/15/24	10,000	11,369
Houston Independent Schoolhouse District G.O. Limited Bonds (PSF-Gtd.),
5.00%, 2/15/25	10,000	11,082
Houston Public Improvement G.O. Limited Refunding Bonds, Series D (AGM Insured), Prerefunded,
5.00%, 3/1/16	1,590	1,746
Houston Public Improvement G.O. Limited Refunding Bonds, Series D, Unrefunded Balance (AGM Insured),
5.00%, 3/1/17	10	11
Humble Independent School Building District G.O. Unlimited Bonds (PSF-Gtd.),
5.00%, 2/15/29	10,000	10,767
Lamar Consolidated Independent Schoolhouse District G.O. Unlimited Refunding Bonds, Series A (PSF-Gtd.),
5.00%, 2/15/21	1,500	1,770
Lower Colorado River Authority Revenue Bonds, Series 2012-1, Unrefunded Balance,
5.50%, 5/15/33	1,910	2,035
Lower Colorado River Authority Revenue Refunding & Improvement Bonds, Series A,
6.50%, 5/15/37	10,000	10,526

TAX-EXEMPT FIXED INCOME FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.4% continued
Texas - 6.8% continued
Lower Colorado River Authority Revenue Refunding Bonds, Prerefunded,
5.50%, 5/15/19	$5	$6
Lower Colorado River Authority Revenue Refunding Bonds, Series 2012, Prerefunded,
5.50%, 5/15/19	80	96
Lower Colorado River Authority Revenue Refunding Bonds, Series 2012-1, Prerefunded,
5.50%, 5/15/19	5	6
Lubbock Independent School District G.O. Unlimited Bonds, Series A (PSF-Gtd.),
5.00%, 2/15/43	5,000	5,254
Mansfield Independent School Building District G.O. Unlimited Bonds (PSF-Gtd.), Prerefunded,
5.00%, 2/15/14	12,400	12,473
North East Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
5.25%, 2/1/28	10,000	11,833
North Texas State Municipal Water District System Revenue Refunding & Improvement Bonds,
5.25%, 9/1/22	5,000	5,902
Northside Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
4.00%, 8/15/21	3,365	3,746
5.00%, 8/15/22	5,000	5,863
Panhandle Regional Housing Finance Agency Revenue Bonds, Series A (Collateralized by GNMA Securities),
6.50%, 7/20/21	397	413
Spring Independent Schoolhouse District G.O. Unlimited Bonds (FGIC Insured),
5.00%, 8/15/25	4,680	4,812
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds, Methodist Hospitals of Dallas,
5.00%, 10/1/28	5,000	5,272
Texas State A&M University Financing System Revenue Bonds, Series D,
5.00%, 5/15/27	5,000	5,703
Texas State Transportation Revenue Notes,
2.00%, 8/28/14(2)	35,000	35,423
University of Texas Permanent University Fund Revenue Refunding Bonds, Series B,
5.25%, 7/1/22	5,000	5,984

		154,506

Utah - 0.8%
Utah State G.O. Unlimited Bonds,
5.00%, 7/1/23	5,000	5,860
Utah State G.O. Unlimited Bonds, Series A,
5.00%, 7/1/20	10,000	11,874

		17,734

Virginia - 1.0%
Loudoun County Public Improvement G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.00%, 12/1/22	1,360	1,596
Norfolk Water Revenue Refunding Bonds,
5.00%, 11/1/21	1,500	1,761
Richmond G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.00%, 3/1/24	5,000	5,802
Richmond Public Improvement G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.00%, 3/1/29	4,510	4,956
Virginia State Housing Development Authority Homeownership Mortgage Revenue Bonds, Series A,
3.65%, 3/1/18	2,200	2,365
3.70%, 9/1/18	4,280	4,616
Virginia State Public Facilities Building Authority Revenue Refunding Bonds, Series B-3,
4.00%, 8/1/22	1,520	1,659

		22,755

Washington - 1.5%
King County School District No. 405 Bellevue G.O. Unlimited Bonds (AGM Insured), Prerefunded,
4.20%, 12/1/15	5,000	5,366
Port of Seattle Revenue Refunding Bonds, Series C (AMT), Intermediate Lien,
5.00%, 2/1/18	1,000	1,141
Washington State G.O. Unlimited Refunding Bonds, Series R-2013A,
5.00%, 7/1/22	5,000	5,854

NORTHERN FUNDS QUARTERLY REPORT    13    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 90.4% continued
Washington - 1.5% continued
Washington State Motor Vehicle Fuel Tax G.O. Unlimited Refunding Bonds,
5.00%, 7/1/24	$8,785	$10,024
Washington State Various Purpose G.O. Unlimited Refunding Bonds, Series R-2011B,
5.00%, 7/1/21	11,000	12,744

		35,129

Total Municipal Bonds (Cost $2,046,449)		2,054,516

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 7.7%
Northern Institutional Funds - Tax-Exempt Portfolio, 0.01%(3) (4)	173,852,133	$173,852

Total Investment Companies (Cost $173,852)		173,852

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 1.1%
Houston Independent School District Variable G.O. Limited Tax Refunding Bonds (PSF-Gtd.),
2.00%, 6/1/14	$5,000	$5,037
Houston Independent Schoolhouse & District Variable G.O. Limited Tax Bonds, Series B (PSF-Gtd.),
1.00%, 6/1/14	10,000	10,028
Massachusetts State Health & Educational Facilities Authority Variable Revenue Bonds, Series Y, Harvard University Issue,
0.01%, 1/10/14	10,000	10,000

Total Short-Term Investments (Cost $25,054)		25,065

Total Investments - 99.2% (Cost $2,245,355)		2,253,433

Other Assets less Liabilities - 0.8%		18,000

NET ASSETS - 100.0%		$2,271,433

(1)	Zero coupon bond reflects effective yield on the date of purchase.
(2)	When-Issued Security.
(3)	At March 31, 2013, the value of the Fund’s investment in the Tax-Exempt Portfolio of the Northern Institutional Funds was approximately $325,779,000 with net sales of approximately $151,927,000 during the nine months ended December 31, 2013.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.

Percentages shown are based on Net Assets.

The interest rates reflected in the Schedule of Investments represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

At December 31, 2013, the industry sectors for the Intermediate Tax-Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
General	19.8%
General Obligation	29.1
Financials	7.7
Higher Education	5.1
School District	7.4
Transportation	8.9
Water	7.7
All other sectors less than 5%	14.3

Total	100.0%

At December 31, 2013, the credit quality distribution for the Intermediate Tax-Exempt Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	24.5%
AA	51.3
A	13.6
Not Rated	2.8
SP1/MIG1	0.1
Cash and Equivalents	7.7

Total	100.0%

*

Credit quality ratings are based on converting the available Moody’s, Standard & Poor’s, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard

TAX-EXEMPT FIXED INCOME FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

& Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The Standard & Poor’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy, as of December 31, 2013:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds	$—	$2,054,516	(1)	$—	$2,054,516
Investment Companies	173,852	—		—	173,852
Short-Term Investments	—	25,065		—	25,065

Total Investments	$173,852	$2,079,581		$—	$2,253,433

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At December 31, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Federal Tax Information:

At December 31, 2013, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$2,245,678

Gross tax appreciation of investments	$37,316
Gross tax depreciation of investments	(29,561)

Net tax appreciation of investments	$7,755

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guaranty Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

BHAC - Berkshire Hathaway Assurance Corporation

CABS - Capital Appreciation Bonds

COPS - Certificates of Participation

CR - Custody Receipt

EDA - Economic Development Authority

FGIC - Financial Guaranty Insurance Corporation

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

G.O. - General Obligation

Gtd. - Guaranteed

IBC - Insured Bond Certificates

MBIA - Municipal Bonds Insurance Association

NATL-RE - National Public Finance Guarantee Corp.

PCR - Pollution Control Revenue

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

SFM - Single Family Mortgage

TANS - Tax Anticipation Notes

TRB - Tax Revenue Bonds

NORTHERN FUNDS QUARTERLY REPORT    15    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND	DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.3%
Alabama - 0.5%
Alabama State Public School & College Authority Capital Improvement Revenue Refunding Bonds, Series B,
5.00%, 5/1/14	$5,825	$5,919

Alaska - 0.4%
Anchorage G.O. Unlimited Bonds, Series C,
2.00%, 4/1/14	150	151
Matanuska-Susitna Borough Lease Revenue Bonds, Goose Creek Correctional Center (Assured Guaranty Insured),
5.00%, 9/1/14	4,285	4,420

		4,571

Arizona - 4.6%
Arizona State Department of Administration Refunding COPS, Series B,
4.00%, 10/1/15	400	422
Arizona State Transportation Board Excise TRB, Maricopa County Regional Area Road,
5.00%, 7/1/15	5,000	5,353
Arizona State Transportation Board Excise TRB, Maricopa County Regional Area Road Fund,
5.00%, 7/1/14	100	102
Arizona State Transportation Board Grant Anticipation Revenue Notes, Series B (AMBAC Insured), Prerefunded,
5.00%, 7/1/14	135	138
Arizona State Transportation Board Highway Revenue Bonds, Series B,
5.00%, 7/1/14	200	205
Arizona State Transportation Board Highway Revenue Bonds, Subseries B, Prerefunded,
5.00%, 7/1/14	300	307
Arizona State Water Quality Infrastructure Finance Authority Revenue Bonds, Series A,
4.00%, 10/1/14	755	777
Casa Grande Excise TRB (AMBAC Insured), Prerefunded,
5.00%, 4/1/14	300	304
Gilbert Public Facilities Municipal Property Corp. Revenue Bonds,
4.00%, 7/1/14	1,910	1,946
Maricopa County Community College District G.O. Unlimited Bonds, Series C,
4.00%, 7/1/15	1,000	1,055
4.00%, 7/1/16	1,000	1,085
Maricopa County Community College District G.O. Unlimited Refunding Bonds,
2.00%, 7/1/15	5,000	5,125
2.50%, 7/1/19	1,750	1,820
Maricopa County Unified School District No. 11 Peoria G.O. Unlimited Bonds, School Improvement Project,
5.00%, 7/1/16	4,250	4,701
Maricopa County Unified School District No. 4 Mesa G.O. Unlimited Bonds, Series D, School Improvement Project of 2005,
4.00%, 7/1/14	3,505	3,571
Maricopa County Unified School District No. 69 Paradise Valley G.O. Limited Refunding Bonds, Series A, Certificatesof Ownership (NATL Insured),
5.25%, 7/1/14	465	476
Maricopa County Unified School District No. 97 Deer Valley G.O. Unlimited Bonds, Series A, School Improvement Project of 2008 (AGM Insured),
2.50%, 7/1/14	225	228
4.25%, 7/1/14	5,000	5,101
Mesa Utility System Revenue Bonds (NATL-RE Insured), Prerefunded,
5.00%, 7/1/14	250	256
Peoria G.O. Unlimited Bonds, Series A, Projects of 2000 & 2005,
3.00%, 7/1/15	200	208
Phoenix Civic Improvement Corp. Excise Tax Revenue Refunding Bonds, Senior Lien,
5.00%, 7/1/14	350	358
Phoenix Civic Improvement Corp. Transportation Excise TRB,
4.00%, 7/1/16	3,500	3,797
Phoenix Civic Improvement Corp. Water System Revenue Bonds, Junior Lien (NATL-RE Insured),
5.00%, 7/1/19	8,500	9,035
Phoenix G.O. Unlimited Bonds, Prerefunded,
4.50%, 7/1/14	370	378

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.3% continued
Arizona - 4.6% continued
Phoenix G.O. Unlimited Bonds, Series B,
5.00%, 7/1/16	$5,000	$5,337
Pima County Street & Highway Revenue Refunding Bonds,
4.00%, 7/1/14	520	530
Pima County Unified School District No. 10 Amphitheater G.O. Unlimited Bonds, Series D, School Improvement Projectof 2007,
2.00%, 7/1/16	425	439
Pinal County Obligations Revenue Refunding Bonds,
3.00%, 8/1/15	1,820	1,889
Tucson Water System Revenue Bonds,
5.00%, 7/1/16	1,275	1,417

		56,360

California - 5.9%
California State Department of Water Resources Supply Revenue Bonds, Series L,
5.00%, 5/1/15	10,000	10,638
California State G.O. Unlimited Refunding Bonds,
3.00%, 2/1/14	525	526
5.00%, 2/1/14	725	728
5.00%, 5/1/14	290	295
5.00%, 6/1/14	150	153
5.00%, 8/1/14	200	206
4.00%, 9/1/14	100	103
5.00%, 11/1/14	545	567
California State G.O. Unlimited Bonds,
4.00%, 8/1/14	105	107
California State G.O. Unlimited Bonds, Prerefunded,
5.30%, 4/1/14	50	51
California State Health Facilities Financing Authority Revenue Bonds, Series C, Providence Health & Services,
5.00%, 10/1/14	500	518
California State University Systemwide Revenue Bonds, Series A,
4.00%, 11/1/14	120	124
5.00%, 11/1/14	350	364
California State Various Purpose G.O. Unlimited Bonds,
3.00%, 3/1/14	335	337
5.00%, 3/1/14	125	126
5.00%, 12/1/14	250	261
5.00%, 10/1/18	10,000	11,678
California State Various Purpose G.O. Unlimited Refunding Bonds,
4.00%, 9/1/14	10,500	10,768
5.00%, 11/1/20	8,000	9,363
East Side Union High School District Santa Clara County G.O. Unlimited Refunding Bonds, 2012 Crossover (AGM Insured),
5.00%, 9/1/14	250	257
Fairfield-Suisun Unified School District G.O. Unlimited Refunding Bonds,
4.00%, 8/1/17	2,065	2,292
Los Angeles Department of Water & Power System Revenue Bonds, Series A,
5.00%, 7/1/19	5,000	5,941
Los Angeles G.O. Unlimited Bonds, Series A (NATL-RE Insured), Prerefunded,
5.00%, 9/1/14	100	103
Los Angeles G.O. Unlimited Refunding Bonds, Series A (NATL Insured),
5.25%, 9/1/14	225	233
Los Angeles Unified School District G.O. Unlimited Bonds, Series C, Election of 2002 (AGM Insured),
4.00%, 7/1/15	200	211
Los Angeles Unified School District G.O. Unlimited Bonds, Series I,
5.00%, 7/1/15	5,000	5,359
San Diego Public Facilities Financing Authority Sewer Revenue Bonds, Senior Series A,
3.25%, 5/15/14	150	152
San Francisco Bay Area Toll Bridge Authority Variable Revenue Bonds, Series C3,
1.45%, Mandatory Put 8/1/17	6,725	6,788
San Francisco City & County Road Repaving & Street Safety G.O. Unlimited Bonds, Series C,
5.00%, 6/15/18	1,385	1,623
San Juan Unified School District G.O. Unlimited Bonds,
5.00%, 8/1/20	1,125	1,317
University of California Revenue Bonds, Series E, Limited Project,
3.00%, 5/15/14	100	101

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.3% continued
California - 5.9% continued
University of California Revenue Bonds, Series O,
5.00%, 5/15/15	$195	$208

		71,498

Colorado - 0.9%
Colorado State Board for Community Colleges & Occupational Education Systemwide Revenue Refunding Bonds, Series A (State Higher Education Intercept Program),
2.00%, 11/1/14	200	203
Colorado State Refunding COPS, Series A, UCDHSC Fitzsimons Academic Projects,
5.00%, 11/1/17	1,875	2,155
Denver City & County Excise Tax Revenue Refunding Bonds (AGM Insured),
5.25%, 11/1/14	100	100
Denver City & County Excise Tax Revenue Refunding Bonds, Series A (Assured Guaranty Insured),
6.00%, 9/1/21	5,000	5,825
Denver City & County School District No. 1 G.O. Unlimited Refunding Bonds (State Aid Withholding),
4.00%, 12/1/14	350	362
Douglas County School District No. RE-1 Douglas & Elbert Counties Improvement G.O. Unlimited Bonds, Series B (AGM Insured State Aid Withholding), Prerefunded,
5.00%, 12/15/14	100	105
Regional Transportation District Transit Vehicles COPS, Series A, (AMBAC Insured),
5.00%, 12/1/16	1,590	1,780

		10,530

Connecticut - 2.6%
Connecticut State Economic Recovery G.O. Unlimited Bonds, Series D,
5.00%, 1/1/14	10,000	10,000
Connecticut State G.O. Unlimited Bonds, Series A (NATL-RE Insured), Prerefunded,
5.00%, 3/1/14	565	570
Connecticut State G.O. Unlimited Bonds, Series C,
5.00%, 11/1/14	500	520
Connecticut State G.O. Unlimited Refunding Bonds, Series B,
5.00%, 5/1/14	150	153
5.00%, 5/1/17	5,520	6,274
Connecticut State GAAP Conversion G.O. Unlimited Bonds, Series A,
5.00%, 10/15/20	8,000	9,368
Connecticut State Housing Finance Authority Mortgage Finance Program Revenue Bonds, Series A,
0.55%, 5/15/14	750	751
Connecticut State Special Tax Obligation Transportation Infrastructure Revenue Refunding Bonds, Series 1, Second Lien,
2.50%, 2/1/14	100	100
5.00%, 2/1/17	2,500	2,823
Connecticut State Special Tax Obligation Transportation Infrastructure Revenue Refunding Bonds, Series B,
5.00%, 12/1/14	100	104
Norwalk G.O. Unlimited Refunding Bonds, Series B,
2.50%, 7/1/15	50	52
University of Connecticut Revenue Bonds, Series A (G.O. of University Insured),
3.00%, 2/15/14	100	100
3.60%, 4/1/14	250	252

		31,067

Delaware - 1.5%
Delaware State G.O. Unlimited Bonds, Series 2009C,
5.00%, 10/1/15	15,000	16,234
Delaware State Transportation Authority System Senior Revenue Bonds (NATL-RE Insured),
5.00%, 7/1/14	175	179
University of Delaware Revenue Refunding Bonds, Series B,
4.00%, 11/1/14	1,250	1,290
5.00%, 11/1/15	1,000	1,085

		18,788

District of Columbia - 0.0%
District of Columbia G.O. Unlimited Bonds, Series E (BHAC Insured), Escrowedto Maturity,
5.00%, 6/1/14	300	306

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.3% continued
Florida - 6.0%
Citizens Property Insurance Corp. High Risk Account Senior Secured Revenue Bonds, Series A-1,
5.00%, 6/1/14	$1,100	$1,122
5.50%, 6/1/14	75	77
Citizens Property Insurance Corp. Senior Secured High Account Revenue Bonds, Series A-1,
5.00%, 6/1/14	100	102
Clay County Infrastructure Sales Surtax Revenue Bonds (Assured Guaranty Insured),
5.25%, 10/1/17	4,600	5,189
Florida State Board of Education Lottery Revenue Bonds, Series A (AMBAC Insured),
5.25%, 7/1/14	150	154
Florida State Board of Education Lottery Revenue Refunding Bonds, Series B (AMBAC Insured),
5.00%, 7/1/14	5,820	5,961
Florida State Board of Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/1/15	5,430	5,793
Florida State Board of Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series C,
5.00%, 6/1/17	10,100	11,534
Florida State Department of Transportation Right of Way G.O. Unlimited Refunding Bonds, Series B,
6.38%, 7/1/14	1,500	1,546
Florida State Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series A,
5.00%, 7/1/14	130	133
5.00%, 7/1/15	10,000	10,690
Florida State Municipal Power Agency All Requirements Revenue Bonds, Series A,
5.00%, 10/1/16	4,000	4,457
Florida State Turnpike Authority Department of Transportation Revenue Refunding Bonds, Series A,
5.00%, 7/1/14	250	256
Florida State Water Pollution Control Financing Corp. Revenue Bonds, Series A,
5.00%, 7/15/14	300	308
Jacksonville Special Revenue Bonds, Series B-1A,
5.00%, 10/1/14	390	404
JEA Electric System Revenue Bonds, Series Three A,
5.00%, 10/1/17	940	1,081
JEA Electric System Revenue Bonds, Series Three D-1,
4.00%, 10/1/15	250	266
Miami-Dade County G.O. Unlimited Bonds, Series B, Building Better Communities Program,
5.00%, 7/1/15	5,000	5,348
Miami-Dade County Transit Sales Surtax Revenue Bonds, Series A,
4.00%, 7/1/14	450	459
Palm Beach County Public Improvement Revenue Bonds,
4.00%, 5/1/15	200	210
Palm Beach County School Board Refunding COPS, Series E (AMBAC Insured),
5.38%, 8/1/15	5,000	5,383
Reedy Creek Improvement District G.O. Limited Bonds, Series A,
5.00%, 6/1/20	1,250	1,446
Reedy Creek Improvement District Utilities Revenue Refunding Bonds, Series 2 (AMBAC Insured),
5.00%, 10/1/15	5,730	6,134
Sarasota County Infrastructure Sales Surtax Revenue Bonds, Series A,
5.00%, 10/1/16	1,500	1,660
Sarasota County Infrastructure Sales Surtax Revenue Bonds, Series B,
5.00%, 10/1/14	2,535	2,620
Tallahassee Blueprint 2000 Intergovernmental Agency Sales TRB (NATL-RE Insured),
5.00%, 10/1/14	500	516

		72,849

Georgia - 3.2%
Bartow County School District G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.00%, 10/1/14	450	466
Clayton County Water Authority & Sewage Revenue Refunding Bonds,
4.00%, 5/1/16	500	540

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.3% continued
Georgia - 3.2% continued
De Kalb County Water & Sewer Revenue Refunding Bonds, 2nd Resolution,
5.00%, 10/1/20	$1,250	$1,450
Forsyth County School District G.O. Unlimited Refunding Bonds,
5.00%, 2/1/19	4,215	4,947
Fulton County Facilities Corp. COPS, Public Purpose Project,
5.00%, 11/1/15	2,250	2,427
5.00%, 11/1/16	2,280	2,536
5.00%, 11/1/18	2,505	2,872
Georgia State G.O. Unlimited Bonds, Series F,
5.00%, 11/1/14	5,000	5,201
Georgia State Road & Tollway Authority Federal Highway Grant Anticipation Revenue Bonds, Series A,
5.00%, 6/1/18	5,000	5,786
Gwinnett County Development Authority COPS, Public Schools Project (NATL-RE Insured), Prerefunded,
5.25%, 1/1/14	115	115
Henry County School District G.O. Unlimited Refunding Bonds (State Aid Withholding),
5.00%, 8/1/19	5,270	6,193
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue Refunding Bonds, Series A, Third Indenture (AMBAC Insured),
5.00%, 7/1/14	700	717
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue Refunding Bonds, Series A, Third Indenture (NATL Insured),
5.00%, 7/1/15	4,000	4,277
Municipal Electric Authority of Georgia Revenue Bonds, Subseries D, Project One,
5.00%, 1/1/14	1,045	1,045

		38,572

Hawaii - 1.1%
Hawaii State G.O. Unlimited Bonds, Series DQ,
4.00%, 6/1/14	100	102
Hawaii State G.O. Unlimited Bonds, Series EH,
5.00%, 8/1/19	3,810	4,478
Hawaii State G.O. Unlimited Bonds, Series DJ (AMBAC Insured),
5.00%, 4/1/14	100	101
Hawaii State G.O. Unlimited Refunding Bonds, Series EF,
5.00%, 11/1/21	5,000	5,868
Honolulu City & County Board of Water Supply Revenue Bonds, Series A (NATL Insured),
4.00%, 7/1/14	245	250
Honolulu City & County G.O. Unlimited Bonds, Series A (NATL-RE Insured),
5.00%, 7/1/14	305	312
Honolulu City & County G.O. Unlimited Bonds, Series B (AGM Insured),
5.25%, 7/1/15	240	258
Honolulu City & County G.O. Unlimited Bonds, Series C (NATL-RE Insured), Prerefunded,
5.00%, 7/1/15	175	187
Honolulu City & County G.O. Unlimited Bonds, Series F,
5.00%, 9/1/15	2,000	2,156
Honolulu City & County Wastewater System Revenue Bonds, Senior Series B, First Bond Resolution,
3.00%, 7/1/14	255	259

		13,971

Illinois - 3.1%
Central Lake County Joint Action Water Agency Revenue Refunding Bonds,
4.00%, 5/1/20	5,350	5,836
Chicago Metropolitan Water Reclamation District of Greater Chicago G.O. Unlimited Refunding Bonds, Series A,
4.00%, 12/1/15	500	534
Chicago Wastewater Transmission Revenue Bonds, Second Lien,
3.00%, 1/1/14	350	350
Cook County Community Consolidated School District No. 59 Elk Grove G.O. Limited Bonds,
3.00%, 3/1/14	750	753
Cook County Forest Preservation District G.O. Unlimited Bonds (AGM-CR AMBAC Insured), Prerefunded,
5.00%, 11/15/14	250	260

NORTHERN FUNDS QUARTERLY REPORT    5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.3% continued
Illinois - 3.1% continued
Cook County School District No. 144 Prairie Hills G.O. Limited Bonds, Series A (AGM Insured), Prerefunded,
5.00%, 12/1/20	$500	$596
Du Page County Community High School District No. 108 G.O. Unlimited Refunding Bonds,
4.00%, 1/1/19	1,000	1,103
Grundy & Will Counties Community Unit School District No. 1 G.O. Unlimited Bonds,
5.88%, 2/1/16	1,120	1,234
Illinois State Development Finance Authority Variable Revenue Bonds, St. Vincents De Paul,
1.88%, Mandatory Put 3/1/19	2,000	1,950
Illinois State Finance Authority Revenue Bonds, Clean Water Initiative,
5.00%, 7/1/19	5,440	6,342
Illinois State Finance Authority Revenue Bonds, Series A, Art Institute Chicago,
5.00%, 3/1/15	4,000	4,207
Illinois State Finance Authority Revenue Bonds, Series A-1, Advocate Health Care,
5.00%, Mandatory Put 1/15/20	1,295	1,455
Illinois State Toll Highway Authority Revenue Refunding Bonds, Series A (AGM Insured),
5.50%, 1/1/14	315	315
Illinois State Toll Highway Authority Senior Priority Revenue Bonds, Series A (AGM Insured), Prerefunded,
5.00%, 7/1/15	400	428
Illinois State Toll Highway Authority Senior Revenue Refunding Bonds, Series B,
5.00%, 12/1/17	3,000	3,424
5.00%, 12/1/18	1,000	1,149
Illinois State Unemployment Insurance Fund Building Receipts Revenue Bonds, Series B,
5.00%, 12/15/19	3,500	3,714
Lake & McHenry Counties Community Unit School District No. 118 G.O. Unlimited Bonds, Series A (AGM Insured), Prerefunded,
5.00%, 1/1/15	560	587
Lake County Community High School District No. 115 Lake Forest G.O. Unlimited Bonds,
4.00%, 11/1/14	250	258
Schaumburg G.O. Unlimited Bonds, Series B (NATL Insured), Prerefunded,
5.00%, 12/1/14	750	783
5.25%, 12/1/14	225	235
Tinley Park G.O. Unlimited Bonds,
3.00%, 12/1/14	405	414
4.00%, 12/1/15	425	452
4.00%, 12/1/17	470	517
Will County Community High School Building District No. 210 Lincoln-Way G.O. Unlimited Bonds (NATL Insured),
4.00%, 1/1/14	500	500
Winnebago County Public Safety Sales Tax G.O. Unlimited Bonds, Series A (NATL-RE Insured), Prerefunded,
5.00%, 6/30/15	300	321

		37,717

Indiana - 1.0%
Hamilton Southeastern Consolidated School Building Corp. First Mortgage Revenue Bonds, Series B (AGM Insured), Prerefunded,
5.00%, 7/15/14	100	103
Indiana Finance CWA Authority Wastewater Utility Revenue Bonds, Series A, First Lien,
4.00%, 10/1/14	1,380	1,419
Indiana State Finance Authority Facilities Revenue Refunding Bonds, Escrowedto Maturity,
5.00%, 7/1/14	3,485	3,569
Indiana State Finance Authority Highway Revenue Refunding Bonds, Series A,
4.00%, 12/1/14	100	104
Indiana State Finance Authority Revenue Bonds, Series A, Revolving Fund Program,
5.00%, 2/1/14	325	326
Indiana State Transportation Finance Authority Revenue Bonds, Series A (FGIC Insured), Prerefunded,
5.13%, 6/1/14	3,350	3,419
5.25%, 6/1/14	150	153
Indiana University Student Fee Revenue Bonds, Series U,
5.00%, 8/1/14	470	483

TAX-EXEMPT FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.3% continued
Indiana - 1.0% continued
Noblesville Multi School Building Corp. First Mortgage Revenue Refunding Bonds (AGM Insured State Aid Withholding),
5.00%, 1/15/14	$460	$461
Pike Township Multi-School Building Corp. First Mortgage Revenue Bonds (State Aid Withholding),
4.00%, 1/15/14	1,805	1,808
Purdue University Revenue Bonds, Series A,
5.00%, 7/1/14	250	256
Purdue University Student Fee Revenue Bonds, Series Z-1,
5.00%, 7/1/14	150	154

		12,255

Iowa - 0.0%
Des Moines Metropolitan Wastewater Reclamation Authority Sewer Revenue Bonds, Series B (NATL-RE Insured), Prerefunded,
5.00%, 6/1/14	300	306

Kansas - 0.3%
Johnson County International Improvement G.O. Unlimited Refunding Bonds, Series C,
3.00%, 9/1/14	140	143
Kansas State Department of Transportation Highway Revenue Bonds, Series A, Prerefunded,
5.00%, 3/1/14	100	101
Kansas State Development Finance Authority Revenue Bonds, Series K, Department of Commerce Impact Program,
5.00%, 12/1/14	250	260
Olathe G.O. Unlimited Bonds, Series 210,
4.00%, 10/1/14	185	190
Wichita G.O. Unlimited Refunding Bonds, Series C,
5.00%, 9/1/18	2,230	2,612

		3,306

Kentucky - 1.0%
Kentucky State Property & Buildings Commission Revenue Bonds, Series A, Project No. 95,
5.00%, 8/1/15	5,805	6,232
Kentucky State Turnpike Authority Economic Development Road Revenue Bonds, Series A, Revitalization Projects,
5.00%, 7/1/18	4,500	5,223
Kentucky State Turnpike Authority Economic Development Road Revenue Refunding Bonds, Series B, Revitalization Projects (AGM Insured),
5.25%, 7/1/14	190	195

		11,650

Louisiana - 0.0%
Lafayette Utilities Revenue Bonds (NATL-RE Insured),
5.25%, 11/1/14	250	260

Maryland - 5.1%
Anne Arundel County Consolidated General Improvement G.O. Limited Bonds,
5.00%, 4/1/14	200	202
5.00%, 3/1/15	380	401
5.00%, 4/1/18	2,915	3,385
Anne Arundel County Consolidated Improvements G.O. Limited Bonds,
5.00%, 4/1/15	150	159
Baltimore Consolidated Public Improvement G.O. Unlimited Bonds, Series A,
4.00%, 10/15/14	250	258
Baltimore County Consolidated Public Improvement G.O. Unlimited Bonds,
5.00%, 8/1/19	5,000	5,914
Baltimore County Public Improvement G.O. Unlimited Bonds,
5.00%, 2/1/19	5,000	5,876
Baltimore Wastewater Projects Revenue Bonds, Series C,
5.00%, 7/1/21	1,330	1,554
Baltimore Water Project Revenue Bonds, Series A,
5.00%, 7/1/20	1,000	1,171
Charles County Consolidated Public Improvement G.O. Unlimited Bonds,
5.00%, 7/15/17	1,470	1,685
Charles County G.O. Unlimited Refunding Bonds, Prerefunded,
4.25%, 3/1/15	165	173

NORTHERN FUNDS QUARTERLY REPORT    7    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.3% continued
Maryland - 5.1% continued
Frederick County G.O. Unlimited Refunding Bonds, Series C,
4.00%, 12/1/15	$6,375	$6,816
Frederick County Public Facilities G.O. Unlimited Refunding Bonds,
4.00%, 8/1/20	5,220	5,833
Howard County Consolidated Public Improvement G.O. Unlimited Bonds, Series A,
5.00%, 4/15/14	100	101
Howard County Consolidated Public Improvement G.O. Unlimited Refunding Bonds, Series A,
5.00%, 2/15/19	3,735	4,388
Howard County Consolidated Public Improvement Project G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/15/14	450	464
Maryland State & Local Facilities Loan Capital Improvement G.O. Unlimited Bonds, Series A,
5.50%, 3/1/14	725	732
Maryland State & Local Facilities Loan G.O. Unlimited Bonds, First Series, Prerefunded,
5.00%, 3/15/17	150	170
Maryland State & Local Facilities Loan G.O. Unlimited Bonds, Second Series B,
5.00%, 8/1/16	15,000	16,746
Maryland State & Local Facilities Loan G.O. Unlimited Refunding Bonds, Second Series,
4.50%, 8/1/20	5,000	5,760
Maryland State Department of Transportation Consolidated Revenue Bonds, Prerefunded,
5.00%, 5/1/14	150	152
Maryland State Department of Transportation Consolidated Revenue Bonds, Second Issue,
4.00%, 9/1/15	200	212
Maryland State Water Quality Financing Administration Revolving Loan Fund Revenue Bonds, Series A,
5.00%, 3/1/14	145	146
Prince Georges County Consolidated Public Improvement G.O. Limited Bonds, Series A,
5.00%, 7/15/14	100	103

		62,401

Massachusetts - 1.5%
Boston G.O. Unlimited Refunding Bonds, Series C,
5.00%, 8/1/14	100	103
Massachusetts Bay Transportation Assessment Authority Revenue Bonds, Series A, Prerefunded,
4.25%, 7/1/14	50	51
Massachusetts State Bay Transportation Authority Sales TRB, Senior Series B,
5.00%, 7/1/14	130	133
Massachusetts State Bay Transportation Authority Sales TRB, Senior Series C,
5.25%, 7/1/14	275	282
Massachusetts State Consolidated Loan G.O. Limited Bonds, Series A,
5.00%, 8/1/16	310	345
5.00%, 4/1/19	3,500	4,105
Massachusetts State Consolidated Loan G.O. Limited Bonds, Series C (NATL G.O. of Commonwealth Insured),
5.50%, 11/1/14	525	548
Massachusetts State Consolidated Loan G.O. Unlimited Bonds, Series A,
5.00%, 8/1/14	250	257
Massachusetts State Department of Transportation Metropolitan Highway System Revenue Bonds, Senior Series B,
5.00%, 1/1/15	3,500	3,664
Massachusetts State G.O. Limited Refunding Bonds, Series B,
5.00%, 8/1/18	4,200	4,892
5.00%, 8/1/19	1,000	1,177
Massachusetts State School Building Auhority Sales TRB, Senior Series B,
5.00%, 10/15/15	1,000	1,083
Massachusetts State Water Pollution Abatement Trust Revenue Refunding Bonds, Pool Program,
5.00%, 8/1/16	540	603
Peabody Massachusetts G.O. Limited Refunding Bonds, Series B (NATL-RE Insured),
5.00%, 7/15/14	400	410
Wayland Municipal Purpose Loan G.O. Limited Bonds,
4.00%, 2/1/14	150	151

		17,804

TAX-EXEMPT FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.3% continued
Michigan - 1.9%
Dearborn School District G.O. Unlimited Refunding Bonds (Q-SBLF Insured),
4.00%, 5/1/14	$925	$936
Eaton Rapids Public Schools G.O. Unlimited Refunding Bonds (Q-SBLF Insured),
5.00%, 5/1/20	800	917
Grand Rapids Public School Building & Site G.O. Unlimited Bonds, Series A (NATL-RE Insured), Prerefunded,
5.00%, 5/1/14	4,875	4,953
Kentwood Public Schools G.O. Unlimited Refunding Bonds,
4.00%, 5/1/18	2,340	2,574
Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series I-A,
5.00%, 10/15/17	1,100	1,246
Michigan State Finance Authority Clean Water Revolving Fund Revenue Refunding Bonds,
5.00%, 10/1/20	2,805	3,290
Michigan State Finance Authority Revenue Refunding Bonds, State Revolving Fund,
5.00%, 10/1/19	2,755	3,233
Michigan State Finance Authority Unemployment Obligation Assessment Revenue Refunding Bonds, Series B,
5.00%, 7/1/22	1,850	2,016
Michigan State Municipal Bond Authority Clean Water Revolving Fund Revenue Bonds,
5.00%, 10/1/19	1,635	1,919
Michigan State Trunk Line Fund Revenue Bonds (FGIC Insured), Prerefunded,
5.00%, 9/1/14	100	103
Michigan State University General Revenue Bonds, Series A (AMBAC Insured),
5.00%, 2/15/14	100	101
University of Michigan General Revenue Bonds, Series C,
3.00%, 4/1/14	250	252
Western Michigan University General Revenue Refunding Bonds,
5.00%, 11/15/19	850	971
Zeeland Public Schools Building & Site G.O. Unlimited Bonds (NATL-RE Insured), Prerefunded,
5.25%, 5/1/14	165	168

		22,679

Minnesota - 3.3%
Buffalo Independent School District No. 877 G.O. Unlimited Refunding Bonds, Series A (School District Credit Program Insured),
3.00%, 2/1/17	825	881
Edina Independent School Building District No. 273 G.O. Unlimited Refunding Bonds, Series B (School District Credit Program Insured),
5.00%, 2/1/18	4,310	4,972
Minnesota State Trunk Highway G.O. Unlimited Bonds, Series B,
5.00%, 10/1/21	2,030	2,401
Minnesota State Various Purpose G.O. Unlimited Refunding Bonds, Series D,
5.00%, 8/1/15	500	538
Minnesota State Various Purpose G.O. Unlimited Refunding Bonds, Series F,
4.00%, 8/1/15	10,000	10,591
5.00%, 10/1/19	10,075	11,925
Northern Municipal Power Agency Electric System Revenue Refunding Bonds, Series A (Assured Guaranty Insured),
5.00%, 1/1/14	2,320	2,320
Rochester Wastewater G.O. Unlimited Refunding Bonds, Series A,
5.00%, 2/1/19	1,810	2,121
St. Paul Metropolitan Area Council Minneapolis Transit G.O. Unlimited Refunding Bonds, Series C,
5.00%, 2/1/14	250	251
St. Paul Metropolitan Area Council Minneapolis Wastewater G.O. Unlimited Refunding Bonds, Series E,
5.00%, 9/1/21	3,350	3,962

		39,962

Missouri - 0.1%
Kansas City Water Revenue Refunding & Improvement Bonds, Series A,
5.00%, 12/1/14	100	104

NORTHERN FUNDS QUARTERLY REPORT    9    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.3% continued
Missouri - 0.1% continued
Missouri State Highways & Transit Commission Road Revenue Refunding Bonds, Senior Lien,
4.00%, 2/1/14	$200	$201
St. Louis Board of Education G.O. Unlimited Refunding Bonds (NATL-RE Insured State Aid Direct Deposit Program),
5.25%, 4/1/15	455	483

		788

Nebraska - 0.2%
Lancaster County Public School District No. 1 G.O. Limited Bonds,
4.00%, 1/15/15	150	156
Lincoln Highway Allocation Fund G.O. Unlimited Bonds, Prerefunded,
5.00%, 5/15/14	125	127
Nebraska State Public Power District General Revenue Bonds, Series A,
4.00%, 1/1/14	125	125
Nebraska State Public Power District General Revenue Bonds, Series B,
5.00%, 1/1/14	1,730	1,730
Omaha Public Power District Revenue Bonds, Series C,
4.00%, 2/1/14	130	130

		2,268

Nevada - 1.4%
Clark County School District Building G.O. Limited Bonds, Series B (AMBAC Insured),
5.00%, 6/15/15	2,000	2,136
Clark County School District G.O. Limited Bonds, Series C (AGM Insured),
5.00%, 6/15/18	2,000	2,156
Clark County School District G.O. Limited Refunding Bonds (AGM Insured),
5.50%, 6/15/14	400	410
Clark County School District G.O. Limited Tax Bonds, Series B,
5.00%, 6/15/15	110	118
Clark County School District G.O. Limited Tax Refunding Bonds, Series A,
5.00%, 6/15/14	100	102
Clark County Transportation G.O. Limited Refunding Bonds, Series A (AMBAC Insured),
5.00%, 12/1/15	3,000	3,126
Las Vegas Valley Water District G.O. Limited Tax Refunding Bonds, Series D,
5.00%, 6/1/15	750	799
Nevada State Capital Improvement G.O. Limited Refunding Bonds, Series A,
5.00%, 2/1/14	100	100
Nevada State Unemployment Compensation Fund Special Revenue Bonds,
5.00%, 6/1/17	5,000	5,703
Washoe County School District G.O. Limited Bonds, Series C,
3.00%, 4/1/14	400	403
Washoe County School District G.O. Limited Tax Refunding Bonds, Series A,
4.00%, 6/1/19	1,825	2,016

		17,069

New Hampshire - 0.2%
New Hampshire State Health & Education Facilities Authority Revenue Bonds, Series A, University System,
5.00%, 7/1/14	3,000	3,072

New Jersey - 4.2%
Elizabeth G.O. Unlimited Bonds,
2.00%, 4/1/17	1,620	1,666
Mercer County G.O. Unlimited Refunding Bonds,
4.50%, 5/1/14	200	203
Monmouth County G.O. Unlimited Bonds,
4.00%, 1/15/19	3,515	3,940
New Jersey Environmental Infrastructure Trust Revenue Bonds,
5.00%, 9/1/20	2,280	2,706
New Jersey Environmental Infrastructure Trust Revenue Bonds, Series A, Unrefunded Balance,
5.00%, 9/1/15	120	129
New Jersey State EDA School Facilities Construction Revenue Bonds, Series J-3 (AGM Insured), Prerefunded,
5.00%, 9/1/14	2,625	2,709
New Jersey State EDA School Facilities Construction Revenue Bonds, Series I, Prerefunded,
5.25%, 9/1/14	100	103

TAX-EXEMPT FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.3% continued
New Jersey - 4.2% continued
New Jersey State EDA School Facilities Construction Revenue Bonds, Series J-4 (AGM Insured),
4.00%, 9/1/14	$125	$128
New Jersey State EDA School Facilities Construction Revenue Bonds, Series O, Prerefunded,
5.13%, 3/1/15	375	396
New Jersey State EDA School Facilities Construction Revenue Refunding Bonds, Series EE,
5.00%, 9/1/18	10,600	12,209
New Jersey State G.O. Unlimited Refunding Bonds,
5.00%, 8/1/15	3,200	3,439
New Jersey State Transit Corp. COPS, Series A (AMBAC Insured),
5.25%, 9/15/14	2,000	2,067
New Jersey State Transportation System Trust Fund Authority Revenue Bonds, Series A (FGIC Insured), Prerefunded,
5.25%, 6/15/14	100	102
New Jersey State Transportation System Trust Fund Authority Revenue Bonds, Series B, Transportation System (NATL-RE Insured),
5.25%, 12/15/14	315	330
New Jersey State Transportation System Trust Fund Authority Revenue Bonds, Series C (AGM Insured), Escrowed to Maturity,
5.75%, 12/15/14	225	237
New Jersey State Transportation System Trust Fund Authority Revenue Bonds, Series C (NATL-RE FGIC Insured), Prerefunded,
5.25%, 6/15/15	4,710	5,050
New Jersey State Transportation System Trust Fund Authority Revenue Bonds, Series D (AMBAC Insured), Prerefunded,
5.00%, 6/15/15	4,000	4,275
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series B,
5.00%, 6/15/19	2,250	2,589
New Jersey State Turnpike Authority Revenue Refunding Bonds, Series A (NATL-RE Insured), Escrowed to Maturity,
6.00%, 1/1/14	100	100
New Jersey State Various Purpose G.O. Unlimited Bonds (AMBAC Insured), Prerefunded,
4.50%, 4/1/14	300	303
Ocean County General Improvement G.O. Unlimited Bonds,
2.00%, 8/1/14	230	233
Union County G.O. Unlimited Bonds,
3.00%, 3/1/19	4,315	4,616
Union County G.O. Unlimited Bonds, Series B,
3.00%, 3/1/20	2,987	3,150
Union County Vocational Technology School G.O. Unlimited Bonds (School Board Resource Fund Insured),
3.00%, 3/1/18	460	495

		51,175

New Mexico - 2.2%
Albuquerque Bernalillo County Water Utility Authority Joint Water & Sewer Revenue Refunding Bonds, Series B,
5.00%, 7/1/21	1,675	1,957
Albuquerque G.O. Unlimited Bonds, Series A,
3.00%, 7/1/15	1,590	1,654
Albuquerque General Purpose G.O. Unlimited Bonds, Series A,
4.00%, 7/1/17	5,050	5,605
Los Alamos County, Inc. Gross Receipts Tax Improvement Revenue Bonds,
5.75%, 6/1/14	200	205
New Mexico State Severance Tax Revenue Refunding Bonds, Series D,
5.00%, 7/1/17	10,000	11,436
New Mexico State University Improvement Refunding Revenue Bonds, Series B,
5.00%, 4/1/18	2,615	3,028
New Mexico State University Revenue Refunding & Improvement Bonds, Series B,
5.00%, 4/1/19	2,710	3,165

		27,050

New York - 7.0%
Long Beach City School District G.O. Unlimited Bonds (State Aid Withholding),
3.00%, 5/1/18	4,015	4,308

NORTHERN FUNDS QUARTERLY REPORT    11    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.3% continued
New York - 7.0% continued
Metropolitan Transportation Authority Revenue Bonds, Series A,
5.00%, 11/15/18	$1,000	$1,158
Metropolitan Transportation Authority Revenue Bonds, Series G,
5.00%, 11/15/17	2,235	2,564
Metropolitan Transportation Authority Revenue Refunding Bonds, Series A (AMBAC Insured),
5.50%, 11/15/14	450	471
Metropolitan Transportation Authority Revenue Refunding Bonds, Series F,
2.00%, 11/15/14	150	152
Monroe County Industrial Development Agency School Facilities Revenue Bonds, Rochester Schools Modernization (State Aid Withholding),
5.00%, 5/1/17	705	797
5.00%, 5/1/18	1,000	1,149
New York City G.O. Unlimited Bonds, Series A (NATL-RE-IBC Insured), Prerefunded, Escrowed to Maturity,
5.00%, 8/1/14	10	10
New York City G.O. Unlimited Bonds, Series A (NATL-RE-IBC Insured), Unrefunded Balance,
5.00%, 8/1/14	190	195
New York City G.O. Unlimited Bonds, Series A-1,
4.00%, 8/15/14	100	102
New York City G.O. Unlimited Bonds, Series B, Prerefunded, Escrowed to Maturity,
3.00%, 8/1/14	185	188
New York City G.O. Unlimited Bonds, Series B, Unrefunded Balance,
3.00%, 8/1/14	65	66
New York City G.O. Unlimited Bonds, Series C,
4.00%, 8/1/14	100	102
5.00%, 8/1/14	250	257
New York City G.O. Unlimited Bonds, Series E,
4.00%, 8/1/14	545	557
5.00%, 8/1/14	250	257
5.00%, 8/1/14	170	175
New York City G.O. Unlimited Bonds, Series G,
5.00%, 8/1/14	460	473
5.00%, 8/1/14	300	309
5.00%, 8/1/14	150	154
5.00%, 8/1/15	350	376
5.00%, 8/1/19	5,000	5,787
New York City G.O. Unlimited Bonds, Series I (NATL-RE-IBC Insured),
5.00%, 8/1/14	100	103
New York City G.O. Unlimited Bonds, Series K,
4.00%, 8/1/14	100	102
New York City G.O. Unlimited Bonds, Subseries F-1, Prerefunded, Escrowed to Maturity,
5.25%, 9/1/14	10	10
New York City G.O. Unlimited Bonds, Subseries F-1, Unrefunded Balance,
5.25%, 9/1/14	140	145
New York City G.O. Unlimited Bonds, Subseries G-1,
5.00%, 4/1/21	1,300	1,488
New York City G.O. Unlimited Bonds, Series H-1,
5.00%, 3/1/16	5,000	5,480
New York City G.O. Unlimited Bonds, Subseries G-3,
3.00%, 8/1/14	490	498
New York City G.O. Unlimited Refunding Bonds, Series F,
4.00%, 8/1/14	150	153
New York City Transitional Finance Authority Building Aid Revenue Bonds, Series S-2, Fiscal 2009 (State Aid Withholding),
5.00%, 7/15/14	205	210
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Series A, Prerefunded, Escrowed to Maturity,
5.00%, 11/1/15	3,935	4,261
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Series A, Unrefunded Balance,
5.00%, 11/1/15	1,065	1,157
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Series D, Fiscal 2011,
5.00%, 2/1/14	135	136

TAX-EXEMPT FIXED INCOME FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.3% continued
New York - 7.0% continued
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries A-3, Escrowedto Maturity,
4.00%, 8/1/14	$200	$204
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries B-3,
5.00%, 11/1/14	225	234
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries C-1,
4.00%, 11/1/14	210	217
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries E,
5.00%, 11/1/15	300	326
New York City Transitional Finance Authority Future Tax Secured Revenue Refunding Bonds, Subseries D-2,
5.00%, 11/1/14	350	356
New York City Transitional Finance Authority Future TRB, Series A, Unrefunded Balance,
5.00%, 11/1/14	95	99
New York City Transitional Finance Authority Future TRB, Series A, Prerefunded, Escrowedto Maturity,
5.00%, 11/1/14	75	78
New York City Transitional Finance Authority Recovery Revenue Bonds, Subseries 3B-1,
5.00%, 11/1/14	190	198
New York City Transitional Finance Authority Subordinated Future Tax Secured Revenue Bonds, Series B, Escrowed to Maturity,
5.00%, 11/1/15	2,470	2,674
New York City Transitional Finance Authority Subordinated Future Tax Secured Revenue Bonds, Series B, Unrefunded Balance,
5.00%, 11/1/15	6,130	6,661
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series C, School Districts Financing Program (Assured Guaranty Insured State Aid Withholding),
5.00%, 10/1/16	1,905	2,122
5.00%, 10/1/17	2,880	3,281
New York State Dormitory Authority Personal Income Tax General Purpose Revenue Bonds, Series C,
4.00%, 3/15/14	185	187
New York State Dormitory Authority Revenue Bonds, Series A, Columbia University,
5.00%, 7/1/14	150	154
New York State Dormitory Authority Supported Debt Mental Health Services Facilities Revenue Bonds (State Appropriation Insured), Unrefunded Balance,
5.00%, 8/15/15	300	322
New York State Dormitory Authority Supported Debt Revenue Bonds, Series B, City University Consolidated Fifth General Resolution,
5.00%, 7/1/14	1,370	1,403
New York State Dormitory Authority Supported Debt Revenue Bonds, Series B, Mental Health Services Facilities Improvement (State Appropriation Insured),
5.00%, 2/15/14	2,810	2,827
New York State Dormitory Authority Supported Debt University Educational Facilities Third General Revenue Bonds, Series A (NATL Insured),
5.00%, 5/15/14	100	102
New York State Dormitory Economic Development & Housing Authority Personal Income TRB, Series A,
4.00%, 12/15/14	100	104
New York State Dormitory Education Authority Personal Income TRB, Series A,
5.00%, 3/15/14	100	101
5.00%, 3/15/16	1,265	1,392
New York State Dormitory Education Authority Personal Income TRB, Series B,
4.00%, 3/15/14	350	353
New York State Dormitory Education Personal Income TRB, Series F (AGM Insured),
5.00%, 3/15/14	100	101
New York State Dormitory Healthcare Authority Personal Income TRB, Series A,
4.00%, 3/15/14	150	151

NORTHERN FUNDS QUARTERLY REPORT    13    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.3% continued
New York - 7.0% continued
New York State Economic Development & Housing Finance Agency Personal Income TRB, Series A,
4.00%, 3/15/15	$100	$105
New York State Environmental Facilities Corp. Clean Municipal Water & Drinking Revolving Funds Revenue Bonds, Series E,
5.00%, 6/15/14	250	256
New York State Environmental Facilities Corp. Clean Water & Drinking Revolving Funds Revenue Bonds, Subseries B, Municipal Water Finance Authority Project,
4.00%, 6/15/14	250	254
New York State Environmental Facilities Corp. Personal Income TRB, Series A,
4.00%, 12/15/14	350	363
4.00%, 12/15/14	100	104
New York State Environmental Facilities Corp. Revenue Bonds, Series C, State Revolving Funds,
4.00%, 5/15/14	210	213
New York State Facilities Urban Development Corp. Personal Income TRB, Series A-1 (NATL Insured),
5.00%, 3/15/14	715	722
New York State Facilities Urban Development Corp. Revenue Bonds, Series A-1 (NATL Insured), Prerefunded,
5.00%, 3/15/14	485	490
New York State G.O. Unlimited Bonds, Series A,
3.50%, 3/1/14	200	201
New York State Local Government Assistance Corp. Revenue Refunding Bonds, Series A, Senior Lien,
5.00%, 4/1/14	100	101
New York State Local Government Assistance Corp. Revenue Refunding Bonds, Series A, Sub Lien (G.O.of Corp. Insured),
5.00%, 4/1/14	430	435
New York State Thruway Authority General Revenue Bonds, Series A, Junior Indebtedness Obligation,
5.00%, 5/1/19	5,000	5,742
New York State Thruway Authority Local Highway & Bridge Revenue Bonds,
5.00%, 4/1/15	4,500	4,767
New York State Thruway Authority Personal Income Tax Revenue Refunding Bonds, Series A,
5.00%, 3/15/14	100	101
New York State Thruway Authority Revenue Refunding Bonds, Bridge Service Contract,
5.00%, 4/1/14	300	304
New York State Thruway Authority Second General Highway & Bridge Trust Fund Revenue Bonds, Series A,
5.00%, 4/1/14	1,000	1,012
5.00%, 4/1/14	265	268
New York State Thruway Authority Second General Highway & Bridge Trust Fund Revenue Bonds, Series B,
5.00%, 4/1/14	3,000	3,037
New York State Thruway Transportation Authority Personal Income TRB, Series A,
4.00%, 3/15/14	175	176
4.00%, 3/15/14	150	151
New York State Thruway Transportation Authority Personal Income TRB, Series A, Escrowed to Maturity,
5.00%, 3/15/14	150	152
New York State University Dormitory Facilities Authority Supported Debt Revenue Bonds, Series B (NATL-RE Insured),
5.00%, 7/1/14	120	123
New York State Urban Development Corp. Personal Income TRB, Series C,
5.00%, 3/15/14	300	303
New York State Urban Development Corp. Personal Income TRB, Series D,
5.00%, 3/15/20	2,850	3,314
New York State Urban Development Corp. Revenue Refunding Bonds, Series D,
5.00%, 1/1/16	3,000	3,271
New York State Urban Development Corp. Service Contract Revenue Refunding Bonds (AGM Insured),
5.00%, 1/1/14	180	180
Tobacco Settlement Financing Corp. Revenue Asset Backed Bonds, Series B,
5.00%, 6/1/20	2,500	2,642

		85,784

TAX-EXEMPT FIXED INCOME FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.3% continued
North Carolina - 3.2%
Charlotte COPS, Series B,
3.00%, 6/1/22	$6,075	$6,079
Mecklenburg County G.O. Unlimited Refunding Bonds, Series A,
4.00%, 8/1/14	100	102
Mecklenburg County G.O. Unlimited Refunding Bonds, Series C,
5.00%, 3/1/16	10,000	10,992
Mecklenburg County Public Improvement G.O. Unlimited Bonds, Series A,
4.00%, 2/1/14	100	100
New Hanover County Community College G.O. Unlimited Bonds, Series A,
5.00%, 6/1/17	2,500	2,860
North Carolina State G.O. Unlimited Refunding Bonds, Series A,
5.00%, 3/1/14	350	353
North Carolina State G.O. Unlimited Refunding Bonds, Series C,
4.00%, 5/1/20	10,000	11,212
North Carolina State Public Improvement G.O. Unlimited Bonds, Series A,
5.50%, 3/1/14	500	505
University of North Carolina System Pool Revenue Bonds, Series A (Assured Guaranty Insured),
4.00%, 10/1/14	500	514
Wake County G.O. Unlimited Refunding Bonds, Series D,
4.00%, 2/1/14	500	502
Wake County School G.O. Unlimited Bonds, Series A,
5.00%, 2/1/18	5,100	5,915

		39,134

North Dakota - 0.0%
North Dakota State PFA Revenue Bonds, Series A, State Revolving Fund Program,
4.00%, 10/1/14	200	206

Ohio - 4.5%
Cincinnati Various Purpose G.O. Unlimited Refunding Bonds, Series C,
5.00%, 12/1/14	150	157
Cleveland State University Revenue Bonds (NATL Insured), Prerefunded,
5.00%, 6/1/14	115	117
Columbus G.O. Unlimited Refunding Bonds, Series 1,
5.00%, 7/1/19	5,000	5,900
Columbus Various Purpose G.O. Unlimited Bonds, Series A,
5.00%, 8/15/19	2,000	2,363
Hamilton County Sewer System Revenue Refunding Bonds, Series A,
5.00%, 12/1/17	1,150	1,331
Miami University Receipts Revenue Refunding Bonds (AMBAC Insured),
3.63%, 9/1/14	100	102
Ohio State Building Authority Facilities Revenue Bonds, Series A, Juvenile Correction Building,
3.70%, 10/1/14	200	205
Ohio State Building Authority Revenue Bonds, Series C,
4.00%, 10/1/14	100	103
5.00%, 10/1/15	200	216
Ohio State Building Facilities Authority Revenue Refunding Bonds, Series A, Administrative Building Project (AGM Insured), Prerefunded,
5.00%, 4/1/14	135	137
Ohio State Common Schools G.O. Unlimited Bonds, Series B,
5.00%, 6/15/19	5,000	5,869
Ohio State Common Schools G.O. Unlimited Refunding Bonds, Series A,
5.00%, 9/15/15	6,000	6,474
Ohio State Common Schools G.O. Unlimited Refunding Bonds, Series C,
5.00%, 9/15/14	2,500	2,585
Ohio State Fresh Water Development Authority Revenue Bonds, Series A,
5.00%, 6/1/14	125	128
5.00%, 6/1/19	2,000	2,351
Ohio State Fresh Water Development Authority Revenue Refunding Bonds, Series B (AGM Insured),
5.50%, 6/1/14	150	153
Ohio State Higher Education G.O. Unlimited Refunding Bonds, Series C,
5.00%, 8/1/14	7,500	7,711
Ohio State Higher Educational Facility Commission Revenue Bonds, University Dayton Project (AMBAC Insured), Prerefunded,
5.00%, 12/1/14	600	626

NORTHERN FUNDS QUARTERLY REPORT    15    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.3% continued
Ohio - 4.5% continued
Ohio State Major New Street Infrastructure Project Revenue Bonds, Series 2007-1 (AGM Insured),
4.00%, 6/15/14	$200	$203
Ohio State Major New Street Infrastructure Project Revenue Bonds, Series 2008-1,
5.50%, 6/15/14	120	123
Ohio State Major New Street Infrastructure Project Revenue Bonds, Series 2010-1,
5.00%, 6/15/14	125	128
Ohio State Major New Street Infrastructure Project Revenue Bonds, Series 3,
5.00%, 12/15/14	130	136
Ohio State Mental Health Capital Facilities Revenue Bonds, Series II-B (State Appropriation Insured), Prerefunded,
5.25%, 6/1/14	150	153
Ohio State Parks & Recreation Capital Facilities Revenue Bonds, Series II-A (NATL-RE Insured),
4.00%, 12/1/14	100	103
Ohio State Third Frontier Research & Development G.O. Unlimited Bonds, Series A,
3.00%, 5/1/19	5,000	5,351
Ohio State University Revenue Bonds, Series A, Prerefunded, Escrowedto Maturity,
5.00%, 12/1/14	280	292
Ohio State University Revenue Bonds, Series A, Unrefunded Balance,
5.00%, 12/1/14	4,720	4,927
Ohio State Water Development Authority Revenue Bonds, Series B,
4.00%, 6/1/14	150	153
Ohio State Water Quality Development Authority PCR Refunding Bonds,
5.00%, 12/1/14	2,250	2,349
University of Akron Receipts Revenue Bonds, Series A (AGM Insured),
5.00%, 1/1/15	2,500	2,616
University of Cincinnati Receipts Revenue Bonds, Series C (Assured Guaranty Insured),
5.00%, 6/1/14	1,795	1,831
University of Cincinnati Receipts Revenue Bonds, Series D (AMBAC Insured), Prerefunded,
4.75%, 6/1/14	150	153

		55,046

Oklahoma - 0.2%
Oklahoma City G.O. Unlimited Bonds,
2.00%, 3/1/14	200	201
Oklahoma State Municipal Power Authority Revenue Bonds, Series A,
5.00%, 1/1/15	1,575	1,647
Tulsa County Independent School District No. 1 Combined Purpose G.O. Unlimited Bonds, Series A,
2.00%, 6/1/14	270	272
Tulsa G.O. Unlimited Bonds,
4.00%, 3/1/14	200	201

		2,321

Oregon - 2.2%
Clackamas County G.O. Limited Bonds (NATL-RE Insured),
4.00%, 6/1/15	230	242
Oregon State Board Higher Education G.O. Unlimited Bonds, Series A,
5.00%, 8/1/17	2,380	2,735
Oregon State Department of Administrative Services COPS, Series A (AGM Insured), Prerefunded,
5.00%, 5/1/15	500	531
Oregon State Department of Administrative Services COPS, Series C,
5.00%, 11/1/14	2,895	3,012
Oregon State Department of Administrative Services Lottery Revenue Bonds, Series B (Moral Obligation Insured),
4.00%, 4/1/14	100	101
Oregon State Department of Administrative Services Lottery Revenue Refunding Bonds, Series A (AGM Insured),
5.00%, 4/1/14	100	101
Oregon State Department of Administrative Services Refunding COPS, Series D,
5.00%, 11/1/14	5,670	5,900
Oregon State G.O. Unlimited Bonds, Series L,
5.00%, 11/1/20	1,740	2,056
5.00%, 11/1/21	905	1,067
Oregon State University System G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/20	2,020	2,384

TAX-EXEMPT FIXED INCOME FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.3% continued
Oregon - 2.2% continued
Salem-Keizer Marion & Polk Counties School District No. 24J G.O. Unlimited Refunding Bonds (AGM School Board Guaranty Insured),
5.00%, 6/15/14	$1,245	$1,272
Tri-County Metropolitan Transportation District Payroll Tax & Grant Receipt Revenue Bonds,
4.00%, 11/1/17	5,000	5,380
Washington County Clean Water Services Sewer Revenue Bonds, Series A, Senior Lien,
4.00%, 10/1/15	2,435	2,588

		27,369

Pennsylvania - 2.4%
Central Bucks School District G.O. Unlimited Bonds (AGM Insured State Aid Withholding),
5.00%, 5/15/15	100	107
Hempfield School District Lancaster County G.O. Unlimited Bonds, Series A (State Aid Withholding),
3.00%, 10/15/18	300	319
Pennsylvania State G.O. Unlimited Refunding & Projects Bonds, First Series (NATL-RE Insured), Prerefunded,
4.50%, 2/1/14	100	100
Pennsylvania State G.O. Unlimited Refunding Bonds, Second Series,
5.00%, 7/1/15	15,000	16,059
Pennsylvania State G.O. Unlimited Refunding Bonds, Third Series 2004,
5.25%, 7/1/14	150	154
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Series A, University of Pennsylvania,
5.00%, 9/1/17	5,000	5,750
Philadelphia Water & Wastewater Revenue Bonds, Series A,
4.00%, 1/1/17	500	545
University of Pittsburgh of the Commonwealth System of Higher Education Revenue Bonds, Series B, Capital Project (G.O. of University Insured),
5.00%, 9/15/14	6,000	6,204

		29,238

Rhode Island - 0.0%
Rhode Island State Clean Water Finance Agency PCR Refunding Bonds, Subseries A,
5.00%, 10/1/14	150	155

South Carolina - 1.7%
Charleston G.O. Unlimited Bonds (State Aid Withholding),
3.00%, 3/1/14	300	302
Horry County School District G.O. Unlimited Refunding Bonds (SCSDE Insured),
5.00%, 3/1/18	5,705	6,583
Lancaster Educational Assistance Program, Inc. Installment Purchase Revenue Bonds, School District Lancaster County Project, Prerefunded,
5.25%, 12/1/14	645	675
Lexington County School District No. 1 G.O. Unlimited Refunding Bonds, Series A (SCSDE Insured),
5.00%, 3/1/19	2,120	2,484
South Carolina State Capital Improvements G.O. Unlimited Bonds,
5.00%, 3/1/15	10,000	10,558
South Carolina State University Infrastructure G.O. Unlimited Bonds, Series B (State Aid Withholding),
5.00%, 11/1/14	200	208

		20,810

Tennessee - 1.6%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds, Series B, Vanderbilt University (G.O. of University Insured),
5.25%, 10/1/15	5,000	5,430
Metropolitan Government Nashville & Davidson County Water & Sewer Revenue Refunding Bonds, Sub Lien,
5.00%, 7/1/20	1,500	1,741
Shelby County G.O. Unlimited Refunding Bonds, Series A, Prerefunded, Escrowed to Maturity,
5.00%, 4/1/15	995	1,054
Shelby County G.O. Unlimited Refunding Bonds, Series A, Unrefunded Balance,
5.00%, 4/1/15	4,005	4,243
Tennessee State G.O. Unlimited Bonds, Series A,
5.00%, 5/1/15	5,000	5,318

NORTHERN FUNDS QUARTERLY REPORT    17    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.3% continued
Tennessee - 1.6% continued
Tennessee State School Bond Authority Higher Educational Facilities Revenue Bonds, Series B, 2nd Program (State Intercept Program),
4.00%, 5/1/14	$1,030	$1,043
Williamson County G.O. Unlimited Refunding Bonds,
5.00%, 4/1/14	100	101

		18,930

Texas - 5.0%
Alamo Community College District Combined Fee Revenue Refunding Bonds (AMBAC Insured), Escrowed to Maturity,
4.00%, 11/1/14	100	103
Alamo Community College District G.O. Limited Tax Bonds, Series A (NATL-RE Insured),
5.00%, 8/15/14	170	175
Austin Electric Utility System Revenue Refunding Bonds (AGM Insured),
5.00%, 11/15/14	150	156
Brazosport Independent School District G.O. Unlimited Bonds (PSF-Gtd.), Prerefunded,
5.25%, 2/15/14	100	101
Bryan Independent School District G.O. Unlimited Bonds, Series B (PSF-Gtd.),
5.25%, 2/15/15	200	211
Carrollton G.O. Limited Refunding & Improvement Bonds,
2.00%, 8/15/14	555	561
Channelview Independent School District Building G.O. Unlimited Bonds, Series B (PSF-Gtd.), Prerefunded,
5.00%, 8/15/14	100	103
Collin County Road G.O. Unlimited Bonds,
4.50%, 2/15/15	100	105
Comal Independent School District Building G.O. Unlimited Bonds (PSF-Gtd.), Prerefunded,
5.00%, 2/1/14	100	100
5.00%, 2/1/14	100	100
Conroe Independent School District G.O. Unlimited Refunding & Schoolhouse Bonds (PSF-Gtd.),
5.50%, 2/15/14	200	201
Cypress-Fairbanks Independent School District G.O. Unlimited Bonds, Series 2005-2 (PSF-Gtd.),
3.13%, 2/15/17	7,140	7,664
Cypress-Fairbanks Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
3.25%, 2/15/17	7,000	7,541
Dallas Area Rapid Transit Sales Tax Revenue Refunding Bonds, Senior Lien (AMBAC Insured),
5.00%, 12/1/14	700	731
Dallas Independent School District G.O. Unlimited Refunding Bonds, Series B (PSF-Gtd.),
5.50%, 2/15/17	10,000	11,466
Dallas Waterworks & Sewer System Revenue Refunding Bonds,
5.00%, 10/1/15	250	270
Denton County Permanent Improvement G.O. Limited Refunding Bonds (NATL-RE Insured), Prerefunded,
4.50%, 7/15/15	200	213
El Paso County Hospital District G.O. Limited Certificates (AMBAC Insured), Prerefunded,
5.00%, 8/15/15	1,000	1,076
El Paso Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
5.00%, 2/15/14	200	201
Fort Worth Water & Sewer Revenue Refunding Bonds,
5.00%, 2/15/17	1,120	1,267
Frisco G.O. Limited Refunding & Improvement Bonds (NATL-RE Insured),
5.25%, 2/15/14	100	101
5.25%, 2/15/15	100	106
Frisco Independent School District G.O. Unlimited Bonds (PSF-Gtd.),
5.25%, 8/15/15	210	227
Goose Creek Consolidated Independent School District House G.O. Unlimited Refunding Bonds (PSF-Gtd.),
5.00%, 2/15/14	115	116
Goose Creek Consolidated Independent School District Schoolhouse G.O. Unlimited Bonds (PSF-Gtd.),
5.00%, 2/15/16	500	547

TAX-EXEMPT FIXED INCOME FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.3% continued
Texas - 5.0% continued
Grapevine-Colleyville Independent School Building District G.O. Unlimited Refunding Bonds, Series A (NATL Insured),
4.25%, 8/15/14	$200	$205
Houston Higher Education Finance Corp. Revenue Bonds, Series A, Rice University Project,
4.00%, 5/15/14	250	254
Houston Independent School District G.O. Limited Refunding Bonds, Series A (PSF-Gtd.),
6.30%, 8/15/14	325	337
Houston Public Improvement G.O. Limited Bonds, Series E (AMBAC Insured), Prerefunded,
5.00%, 3/1/15	3,000	3,166
Houston Public Improvement G.O. Limited Refunding Bonds, Series A,
5.00%, 3/1/17	5,000	5,669
Houston Utility System Combined Revenue Refunding Bonds, Series A, First Lien (Assured Guaranty Insured),
3.50%, 11/15/15	500	529
Humble Independent School District Building G.O. Unlimited Bonds (NATL Insured),
5.00%, 2/15/14	500	503
Klein Independent School District G.O. Unlimited Bonds (PSF-Gtd.),
5.50%, 8/1/15	295	319
La Joya Independent School District G.O. Unlimited Bonds (PSF-Gtd.), Prerefunded,
5.00%, 2/15/14	100	101
Lake Travis Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
5.00%, 2/15/14	100	101
Laredo G.O. Limited Refunding Bonds (AMBAC Insured),
5.00%, 8/15/14	125	129
Lewisville Water & Sewer System Revenue Refunding & Improvement Bonds,
4.00%, 2/15/14	125	126
Lower Colorado River Authority Revenue Refunding Bonds, Prerefunded, Escrowed to Maturity,
5.00%, 5/15/15	5	5
Lower Colorado River Authority Revenue Refunding Bonds, Series 2012, Prerefunded,
5.75%, 5/15/15	270	290
Lower Colorado River Authority Revenue Refunding Bonds, Series 2012, Prerefunded, Escrowed to Maturity,
5.00%, 5/15/15	65	69
Lower Colorado River Authority Revenue Refunding Bonds, Series 2012-2, Prerefunded, Escrowed to Maturity,
5.00%, 5/15/15	1,250	1,330
Lower Colorado River Authority Revenue Refunding Bonds, Series 2012-2, Unrefunded Balance,
5.00%, 5/15/15	260	277
Lubbock Certificates Obligation Waterworks G.O. Limited Bonds, Series A,
4.00%, 2/15/15	220	229
Lubbock Waterworks System G.O. Limited Certificates,
5.00%, 2/15/14	180	181
North Texas State Municipal Water District System Revenue Refunding & Improvement Bonds,
4.00%, 9/1/14	100	103
Northeast Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
5.00%, 8/1/15	150	161
Northside Independent School District Building G.O. Unlimited Refunding Bonds (PSF-Gtd.),
5.00%, 8/15/18	650	742
Nueces County G.O. Limited Certificates (AMBAC Insured), Prerefunded,
5.00%, 2/15/14	400	402
Pasadena G.O. Limited Bonds (NATL-RE Insured), Prerefunded,
4.50%, 2/15/14	105	106
Pearland G.O. Limited Certificates (AMBAC Insured), Prerefunded,
4.63%, 3/1/14	100	101
Plano Independent School District Building G.O. Unlimited Bonds, Series A,
5.00%, 2/15/15	230	242

NORTHERN FUNDS QUARTERLY REPORT    19    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.3% continued
Texas - 5.0% continued
Port Neches-Groves Independent School District Building G.O. Unlimited Bonds (PSF-Gtd.),
3.75%, 2/15/14	$100	$100
Richardson G.O. Limited Refunding Bonds,
4.00%, 2/15/18	1,000	1,117
Richardson Independent School District Building G.O. Unlimited Refunding Bonds,
5.00%, 2/15/14	100	101
San Antonio Electric & Gas System Revenue Bonds, Series A,
5.00%, 2/1/14	445	447
Southlake G.O. Limited Refunding Bonds,
4.00%, 2/15/15	100	104
Tarrant County G.O. Limited Tax Bonds,
4.13%, 7/15/14	150	153
Texas State PFA G.O. Unlimited Refunding Bonds, Series A,
5.00%, 10/1/15	7,000	7,574
Texas State PFA Revenue Bonds, Building & Procurement Commission (NATL-RE Insured),
4.50%, 8/1/14	135	138
Texas State PFA Unemployment Compensation Revenue Bonds, Series A,
5.00%, 7/1/14	615	630
Texas State Transportation Commission Revenue Bonds, First Tier,
5.00%, 4/1/15	155	164
University of Houston Consolidated Revenue Refunding Bonds (AGM Insured),
5.00%, 2/15/14	350	352
University of Texas Financing System Revenue Bonds, Series A,
5.00%, 8/15/14	175	180
Weatherford Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
4.00%, 2/15/15	150	156
Williamson County Road G.O. Unlimited Bonds (AMBAC Insured),
5.00%, 2/15/15	150	158

		60,493

Utah - 2.3%
Davis County School District G.O. Unlimited Refunding Bonds, Series C (School Board Guaranty Program),
5.00%, 6/1/18	7,540	8,775
Nebo School District G.O. Unlimited Refunding Bonds, Series A (School Board Guaranty Program),
3.00%, 7/1/14	130	132
2.00%, 7/1/20	7,050	6,974
Uintah County Municipal Building Authority Lease Revenue Bonds,
4.50%, 6/1/14	650	661
Utah State G.O. Unlimited Bonds, Series A,
5.00%, 7/1/15	10,160	10,899
Utah State G.O. Unlimited Bonds, Series B, Prerefunded,
5.00%, 7/1/14	400	410

		27,851

Virginia - 6.1%
Arlington County G.O. Unlimited Refunding Bonds, Series D,
4.00%, 8/1/15	3,235	3,427
Fairfax County G.O. Unlimited Refunding & Improvement Bonds, Series A (State Aid Withholding), Prerefunded,
4.50%, 4/1/14	745	753
Fairfax County Public Improvement G.O. Unlimited Refunding Bonds, Series C (State Aid Withholding),
5.00%, 10/1/15	10,235	11,077
Loudoun County G.O. Unlimited Bonds, Series B,
5.00%, 11/1/17	10,000	11,568
Loudoun County Public Improvement G.O. Unlimited Refunding Bonds, Series A (State Aid Withholding),
4.00%, 12/1/17	3,010	3,374
Suffolk Public Improvement G.O. Unlimited Bonds (NATL-RE Insured), Prerefunded,
4.13%, 8/1/14	120	123
Virginia State College Building Authority Educational Facilities Revenue Refunding Bonds, Series B, Public Higher Educational Financing Program (State Intercept Program),
5.00%, 9/1/14	350	361

TAX-EXEMPT FIXED INCOME FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.3% continued
Virginia - 6.1% continued
Virginia State College Building Authority Educational Facilities Revenue Refunding Bonds, Series C, 21st Century College (State Intercept Program),
4.00%, 2/1/15	$100	$104
Virginia State Commonwealth Transportation Board Revenue Bonds, Capital Projects,
5.00%, 5/15/18	3,465	4,029
Virginia State Commonwealth Transportation Board Revenue Bonds, Capital Projects (State Appropriation Insured),
5.00%, 5/15/17	2,725	3,108
Virginia State Commonwealth Transportation Board Revenue Bonds, Series A-1, Capital Projects (State Appropriation Insured),
5.00%, 5/15/14	100	102
Virginia State Commonwealth Transportation Board Revenue Bonds, Capital Projects,
5.00%, 5/15/20	8,170	9,605
Virginia State G.O. Unlimited Bonds, Series A, Prerefunded,
4.50%, 6/1/15	250	265
Virginia State Polytechnic Institute & State University Revenue Refunding Bonds, Series C, General University Services System (AMBAC Insured),
4.00%, 6/1/14	250	254
Virginia State Public Building Authority Facilities Revenue Bonds, Series A,
5.00%, 8/1/14	260	267
Virginia State Public School Authority Revenue Bonds, Series B-1, School Financing 1997 (State Aid Withholding),
5.00%, 8/1/16	1,000	1,115
Virginia State Public School Financing Authority Revenue Refunding Bonds, Series C, (State Aid Withholding),
5.00%, 8/1/19	10,000	11,752
Virginia State Resources Authority Clean Water Revenue Refunding Bonds, Revolving Fund,
5.00%, 10/1/20	3,500	4,156
Virginia State Resources Authority Infrastructure Non Ace Revenue Bonds, Senior Series A, Pooled Financing,
5.00%, 11/1/15	4,025	4,371
Virginia State Resources Authority Infrastructure Revenue Bonds, Series A, Pooled Financing,
5.00%, 11/1/20	1,930	2,278
Virginia State Resources Authority Sub-Clean Water State Revolving Fund Revenue Bonds, Prerefunded,
5.00%, 10/1/17	1,750	2,023

		74,112

Washington - 4.6%
Energy Northwest Electric Revenue Refunding Bonds, Series A, Project 3,
5.00%, 7/1/15	5,000	5,353
Energy Northwest Electric Revenue Refunding Bonds, Series A, Project No. 1,
5.00%, 7/1/14	3,500	3,585
Energy Northwest Washington Electric Revenue Refunding Bonds, Series A, Project No. 1,
5.50%, 7/1/14	1,600	1,643
Energy Northwest Washington Electric Revenue Refunding Bonds, Series A, Project No. 3,
5.00%, 7/1/14	225	230
5.00%, 7/1/18	10,000	11,650
King & Snohomish Counties School District No. 417 Northshore G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
4.00%, 12/1/18	2,500	2,801
5.00%, 12/1/20	2,000	2,329
King County School District No. 415 Kent G.O. Unlimited Refunding Bonds, Series B (AGM School Board Guaranty Insured),
5.50%, 6/1/14	70	71
King County Sewer Revenue Refunding Bonds, Series B,
5.00%, 1/1/14	200	200
Lewis County Public Utility District No. 1 Cowlitz Falls Hydroelectric Project Revenue Refunding Bonds,
5.00%, 10/1/17	600	686
Seattle Water System Revenue Refunding & Improvement Bonds,
5.00%, 2/1/14	150	151

NORTHERN FUNDS QUARTERLY REPORT    21    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.3% continued
Washington - 4.6% continued
Snohomish County Public Utility District No. 1 Electric Revenue Refunding Bonds (AGM Insured),
5.00%, 12/1/17	$3,000	$3,247
Snohomish County School District No. 16 Arlington G.O. Unlimited Refunding Bonds (NATL School Board Guaranty Insured), Prerefunded,
5.25%, 12/1/14	250	261
Washington Federal Highway Grant Anticipation Revenue Bonds, Series C, Senior 520 Corridor Program,
5.00%, 9/1/18	4,750	5,499
Washington State G.O. Unlimited Refunding Bonds, Series R-2011-A,
5.00%, 1/1/18	5,200	6,007
Washington State Various Purpose G.O. Unlimited Bonds, Series D,
5.00%, 2/1/21	9,795	11,472
Washington State Various Purpose G.O. Unlimited Bonds, Series D (AMBAC Insured), Prerefunded,
5.00%, 1/1/14	250	250
Washington State Various Purpose G.O. Unlimited Bonds, Series F,
4.50%, 7/1/15	250	266

		55,701

Wisconsin - 2.3%
Madison Area Technical College G.O. Unlimited Promissory Notes, Series B,
2.00%, 3/1/14	150	150
Madison Metropolitan School District G.O. Unlimited Refunding Bonds,
2.00%, 3/1/14	100	100
Milwaukee County G.O. Unlimited Refunding Bonds, Series A,
3.40%, 8/1/14	5,000	5,093
Milwaukee G.O. Unlimited Bonds, Series N1, Promissory Notes,
5.00%, 2/15/16	4,300	4,710
Milwaukee G.O. Unlimited Promissory & Corporate Notes,
5.00%, 5/1/20	1,175	1,378
Northland Pines School District G.O. Unlimited Refunding Bonds (AGM Insured), Prerefunded,
5.25%, 4/1/14	120	122
Racine County Law Enforcement Center G.O. Unlimited Bonds (AMBAC Insured),
4.00%, 3/1/14	100	101
Wisconsin State G.O. Unlimited Bonds, Series D,
5.00%, 5/1/15	4,625	4,917
Wisconsin State G.O. Unlimited Refunding Bonds, Series 1,
5.00%, 5/1/19	5,000	5,860
5.00%, 5/1/20	5,000	5,863
Wisconsin State Transportation Revenue Bonds, Series A (NATL Insured), Prerefunded,
4.50%, 7/1/15	250	266

		28,560

Total Municipal Bonds (Cost $1,136,470)		1,159,903

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 3.4%
AIM Tax-Free Cash Reserve Portfolio	96,029	$96
Northern Institutional Funds - Tax-Exempt Portfolio, 0.01%(1) (2)	41,740,130	41,740

Total Investment Companies (Cost $41,836)		41,836

Total Investments - 98.7% (Cost $1,178,306)		1,201,739

Other Assets less Liabilities - 1.3%		15,224

NET ASSETS - 100.0%		$1,216,963

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(2)	At March 31, 2013, the value of the Fund’s investment in the Tax-Exempt Portfolio of the Northern Institutional Funds was approximately $91,114,000 with net sales of approximately $49,374,000 during the nine months ended December 31, 2013.

Percentages shown are based on Net Assets.

The interest rates reflected in the Schedule of Investments represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

TAX-EXEMPT FIXED INCOME FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

At December 31, 2013, the industry sectors for the Short-Intermediate Tax-Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
General	14.6%
General Obligation	40.8
School District	13.5
Transportation	5.7
Water	5.3
All other sectors less than 5%	20.1

Total	100.0%

At December 31, 2013, the credit quality distribution for the Short-Intermediate Tax-Exempt Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	26.9%
AA	57.8
A	11.2
Not Rated	0.6
Cash and Equivalents	3.5

Total	100.0%

*	Credit quality ratings are based on converting the available Moody’s, Standard & Poor’s, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The Standard & Poor’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy, as of December 31, 2013:

	LEVEL 1	LEVEL 2		LEVEL 3	TOTAL
INVESTMENTS	(000S)	(000S)		(000S)	(000S)
Municipal Bonds	$—	$1,159,903	(1)	$—	$1,159,903
Investment Companies	41,836	—		—	41,836

Total Investments	$41,836	$1,159,903		$—	$1,201,739

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At December 31, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Federal Tax Information:

At December 31, 2013, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,178,306

Gross tax appreciation of investments	$26,515
Gross tax depreciation of investments	(3,082)

Net tax appreciation of investments	$23,433

NORTHERN FUNDS QUARTERLY REPORT    23    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued	DECEMBER 31, 2013 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guaranty Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

BHAC - Berkshire Hathaway Assurance Corporation

COPS - Certificates of Participation

CR - Custody Receipt

EDA - Economic Development Authority

FGIC - Financial Guaranty Insurance Corporation

G.O. - General Obligation

Gtd. - Guaranteed

IBC - Insured Bond Certificates

NATL-RE - National Public Finance Guarantee Corporation

PCR - Pollution Control Revenue

PFA - Public Finance Authority

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

SCSDE - South Carolina School District Enhancement

TRB - Tax Revenue Bonds

TAX-EXEMPT FIXED INCOME FUNDS    24    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND	DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.6%
Alabama - 0.1%
Birmingham Convertible G.O. Unlimited CABS, Series A,
0.43%, 3/1/27(1)	$1,000	$908

Alaska - 1.7%
Alaska State General Housing Finance Corp. Revenue Bonds, Series B (NATL-RE G.O. of Corp. Insured),
5.25%, 12/1/25	3,000	3,193
Alaska State Municipal Bond Bank Authority Revenue Bonds, Series 1,
5.00%, 2/1/43	10,000	10,271

		13,464

Arizona - 1.3%
Arizona State Transportation Board Highway Revenue Bonds, Series B,
5.00%, 7/1/24	5,000	5,654
Phoenix Civic Plaza Improvement Corp. Excise TRB, Subseries A (BHAC-CR FGIC Insured),
5.00%, 7/1/41	5,000	5,038

		10,692

California - 11.9%
Brentwood Infrastructure Financing Authority Water Revenue Bonds,
5.75%, 7/1/38	1,500	1,579
California State Educational Facilities Authority Revenue Bonds, Series A, University of Southern California,
5.25%, 10/1/38	2,000	2,120
California State Educational Facilities Authority Revenue Bonds, University Southern California,
4.75%, 10/1/28	10,000	10,421
California State G.O. Unlimited Refunding Bonds,
6.25%, 11/1/34	2,830	3,276
California State Health Facilities Financing Authority Revenue Bonds, Series A,
5.00%, 11/15/36	1,500	1,525
California State Various G.O. Unlimited Bonds, Series 2007, Unrefunded Balance,
5.75%, 5/1/30	75	75
California State Various Purpose G.O. Unlimited Bonds,
4.75%, 6/1/35	10,000	10,011
California State Various Purpose G.O. Unlimited Refunding Bonds,
5.00%, 11/1/27	2,500	2,719
Carlsbad Unified School District Convertible Election G.O. Unlimited CABS, Series B,
1.78%, 5/1/34(1)	2,500	1,925
Desert Community College District G.O. Unlimited Bonds, Series C (AGM Insured),
5.00%, 8/1/37	1,500	1,529
Long Beach Community College District Convertible G.O. Unlimited CABS, Series B, Election of 2008,
1.64%, 8/1/49(1)	5,000	1,474
Long Beach Harbor Revenue Refunding Bonds, Series A (AMT) (NATL-RE Insured),
5.00%, 5/15/21	1,000	1,055
Los Angeles Department of Water & Power System Revenue Bonds, Subseries A-1 (AMBAC Insured),
5.00%, 7/1/39	3,000	3,092
Los Angeles Department of Water & Power Waterworks Revenue Bonds, Series B,
5.00%, 7/1/34	8,950	9,528
Los Angeles Unified School District G.O. Unlimited Bonds, Series F,
5.00%, 1/1/34	1,000	1,045
Los Angeles Wastewater System Revenue Refunding Bonds, Subseries B,
5.00%, 6/1/29	935	1,014
Metropolitan Water District of Southern California State Revenue Bonds, Series A,
5.00%, 7/1/32	6,105	6,454
Modesto Irrigation District Capital Improvements COPS, Series A,
5.75%, 10/1/29	7,020	7,648
Riverside County Transportation Commission Sales Limited TRB, Series A,
5.25%, 6/1/39	1,000	1,066
Sacramento County Airport System Senior Revenue Bonds,
5.00%, 7/1/28	1,280	1,347
San Francisco Bay Area Toll Authority Toll Bridge Revenue Bonds,
5.00%, 4/1/26	2,500	2,778

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.6% continued
California - 11.9% continued
San Francisco Bay Area Toll Authority Toll Bridge Revenue Bonds, Series F-1,
5.00%, 4/1/34	$5,000	$5,194
San Francisco City & County Airports Commission Revenue Bonds, Series E,
5.25%, 5/1/32	5,000	5,316
San Mateo Union High School District G.O. Unlimited Bonds, Series A, Election of 2006,
5.00%, 9/1/41	2,500	2,597
Sequoia Union High School District G.O. Unlimited Bonds, Series C-1, Election of 2008,
6.00%, 7/1/43	1,100	1,229
University of California General Revenue Bonds, Series Q,
5.25%, 5/15/27	2,500	2,783
Ventura County Community College District G.O. Unlimited Bonds, Series C, Election of 2002,
5.50%, 8/1/33	7,000	7,732

		96,532

Colorado - 2.6%
Colorado State Board of Governors University Enterprise System Revenue Refunding Bonds, Series A (State Higher Education Intercept Program),
5.00%, 3/1/43	10,000	10,296
Denver City & County Airport System Revenue Bonds, Series A,
5.25%, 11/15/29	3,000	3,149
5.25%, 11/15/36	5,000	5,155
Denver City & County Special Facilities Airport Revenue Bonds, Series A (AMT), Rental Car Project (NATL-RE Insured),
6.00%, 1/1/14	2,275	2,275

		20,875

Connecticut - 1.0%
Connecticut State Higher Education Supplemental Loan Authority Revenue Refunding Bonds, Series) A (AMT), Senior Family Education Loan Program (NATL-RE Insured),
4.75%, 11/15/18	610	642
Connecticut State Special Tax Obligation Transportation Infrastructure Revenue Bonds, Series A,
5.00%, 10/1/30	5,000	5,400
South Central Regional Water Authority System Revenue Bonds, Series 28A,
5.00%, 8/1/43	2,000	2,042

		8,084

Delaware - 0.1%
Delaware State Housing Authority Senior SFM Revenue Bonds, Series A (AMT) (AGM Insured),
5.80%, 7/1/35	865	904

District of Columbia - 2.9%
District of Columbia G.O. Unlimited Bonds, Series A,
5.00%, 6/1/27	1,000	1,103
District of Columbia University Revenue Bonds, Series D, Georgetown University (BHAC-CR Insured),
5.50%, 4/1/36	1,010	1,094
District of Columbia Water & Sewer Authority Public Utility Revenue Bonds, Series A,
5.50%, 10/1/39	20,000	21,227

		23,424

Florida - 6.5%
Broward County Airport System Revenue Bonds, Series C,
5.25%, 10/1/43	5,000	5,099
Broward County Port Facilities Revenue Refunding Bonds, Series A (AGM Insured),
5.00%, 9/1/24	1,235	1,345
5.00%, 9/1/25	1,000	1,078
Broward County Port Facilities Revenue Refunding Bonds, Series B (AMT),
5.00%, 9/1/23	2,500	2,654
Davie Educational Facilities Revenue Bonds, Series A, Nova South Eastern University Project,
6.00%, 4/1/42	10,000	10,334
Florida State Board of Education G.O. Unlimited Refunded Bonds, Escrowedto Maturity,
9.13%, 6/1/14	285	296
Florida State Broward County G.O. Unlimited Bonds, Escrowed to Maturity,
10.00%, 7/1/14	3,105	3,257
Florida State Department of Transportation Right of Way G.O. Unlimited Bonds,
5.25%, 7/1/37	10,000	10,777

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.6% continued
Florida - 6.5% continued
Florida State Municipal Power Agency All Requirements Revenue Bonds, Series A,
6.25%, 10/1/31	$3,000	$3,397
Florida State Municipal Power Agency Revenue Refunding Bonds, Stanton Project,
5.50%, 10/1/19	500	592
Miami-Dade County Aviation International Airport Revenue Bonds, Series A,
5.50%, 10/1/29	2,500	2,660
Miami-Dade County Aviation Revenue Refunding Bonds, Series B,
5.00%, 10/1/24	1,820	1,989
Orlando Utilities Commission Revenue Refunding Bonds, Subseries D, Escrowed to Maturity,
6.75%, 10/1/17	4,825	5,431
Sunrise Utility System Revenue Refunding Bonds, Series A (AMBAC Insured),
5.50%, 10/1/15	3,245	3,316

		52,225

Georgia - 1.8%
Athens-Clarke County Unified Government Water & Sewerage Revenue Bonds,
5.50%, 1/1/38	7,500	8,164
Georgia State Municipal Electric Authority Revenue Bonds, Series B, Non-Callable Certificates (FGIC-TCRS Insured),
6.38%, 1/1/16	2,300	2,474
Gwinnett County School District G.O. Unlimited Bonds,,
5.00%, 2/1/27	3,600	4,082

		14,720

Hawaii - 3.6%
Hawaii State Airports System Revenue Bonds, Series A,
5.25%, 7/1/29	5,000	5,273
Honolulu City & County G.O. Unlimited Bonds, Series D,
5.25%, 9/1/34	1,000	1,102
Honolulu City & County Wastewater System Revenue Bonds, Senior Series A (NATL Insured),
5.00%, 7/1/35	15,000	15,563
Honolulu City & County Wastewater System Revenue Bonds, Senior Series A, First Bond Resolution (NATL-RE Insured),
5.00%, 7/1/36	2,000	2,043
University of Hawaii Revenue Bonds, Series A,
5.25%, 10/1/34	5,000	5,307

		29,288

Illinois - 11.0%
Chicago Midway Airport Revenue Bonds, Series B (NATL-RE Insured),
5.00%, 1/1/31	2,000	2,004
Chicago Midway Airport Revenue Refunding Bonds, Second Lien Series B,
5.25%, 1/1/34	2,500	2,520
5.00%, 1/1/35	5,000	4,898
Chicago O’Hare International Airport Revenue Refunding Bonds, Series A, Passenger Facilities Charge,
5.00%, 1/1/23	4,740	5,187
Chicago O’Hare International Airport Revenue Refunding Bonds, Series B (AMT), Passenger Facilities Charge,
5.00%, 1/1/26	2,500	2,556
Cook County Sales TRB,
5.00%, 11/15/37	13,000	13,166
Illinois State Finance Authority Revenue Bonds, Series A, Art Institute Chicago,
6.00%, 3/1/38	4,850	5,100
5.25%, 3/1/40	2,500	2,553
Illinois State Finance Authority Revenue Bonds, Series A, Depaul University,
6.13%, 10/1/40	5,000	5,434
Illinois State Finance Authority Revenue Bonds, Series B, University of Chicago,
5.75%, 7/1/33	3,200	3,486
Illinois State Municipal Electric Agency Power Supply Revenue Bonds, Series A (NATL Insured),
5.25%, 2/1/27	5,000	5,306
Illinois State Toll Highway Authority Revenue Refunding Bonds, Series B,
5.50%, 1/1/33	10,500	11,282
Illinois State Toll Highway Authority Revenue Refunding Bonds, Series B (BHAC-CR Insured),
5.50%, 1/1/33	5,000	5,395
Metropolitan Pier & Exposition Authority Dedicated State Tax Revenue Refunding Bonds, Series B, McCormick Place Project (AGM Insured),
5.00%, 6/15/50	12,500	11,848

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.6% continued
Illinois - 11.0% continued
Regional Transportation Authority Revenue Bonds, Series A (AGM G.O. of Authority Insured),
5.75%, 6/1/34	$2,900	$3,225
Springfield Water Revenue Bonds,
5.50%, 3/1/32	2,300	2,481
Will Grundy Etc. Counties Community College District No. 525 G.O. Unlimited Refunding Bonds, Series B, Alternavive Revenue Source,
5.25%, 6/1/36	2,500	2,574

		89,015

Indiana - 1.3%
Indiana Finance Authority Wastewater Utility Revenue Bonds, Series A, First Lien, CWA Authority,
5.25%, 10/1/38	2,500	2,600
Indiana State Office Building Commission Revenue Bonds, Series B (NATL-RE Insured), Escrowed to Maturity,
7.40%, 7/1/15	3,880	4,125
Indianapolis Gas Utility Revenue Refunding Bonds, Series B (NATL Insured),
3.50%, 6/1/18	3,280	3,523

		10,248

Kentucky - 0.6%
Kentucky State Economic Development Finance Authority Revenue Bonds, Series A, Catholic Health Initiatives,
5.25%, 1/1/45	5,000	4,910

Louisiana - 1.7%
East Baton Rouge Parish Sewer Commission Revenue Bonds, Series A,
5.25%, 2/1/39	5,000	5,268
Louisiana State G.O. Unlimited Bonds, Series A,
5.00%, 8/1/23	5,000	5,768
Louisiana State Transportation Authority Revenue Refunding Bonds, Series A,
5.00%, 8/15/38	3,000	3,097

		14,133

Maryland - 1.9%
Baltimore Waste Water Projects Revenue Bonds, Series C,
5.00%, 7/1/38	3,000	3,132
Maryland State G.O. Unlimited Bonds, Series B,
5.00%, 8/1/21	5,610	6,476
Maryland State G.O. Unlimited Refunding Bonds, First Series B,
4.50%, 8/1/21	5,000	5,732

		15,340

Massachusetts - 5.2%
Massachusetts State Bay Transportation Authority Sales Tax Revenue Refunding Bonds, Senior Series A-1,
5.25%, 7/1/33	5,000	5,573
Massachusetts State Bay Transportation Authority Sales TRB, Senior Series B (NATL-RE Insured),
5.50%, 7/1/29	3,500	4,089
Massachusetts State G.O. Limited Refunding Bonds, Series B,
5.25%, 8/1/21	2,500	2,990
Massachusetts State Health & Educational Facilities Authority Partners Healthcare Revenue Bonds, Series J1,
5.25%, 7/1/29	5,000	5,278
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series N, Massachusetts Institute of Technology (G.O. of University Insured),
5.00%, 7/1/19	5,000	5,685
Massachusetts State School Building Authority Sales TRB, Series A (AGM Insured), Prerefunded,
5.00%, 8/15/15	645	694
Massachusetts State School Building Authority Sales TRB, Series A-2012-2 (AGM Insured), Prerefunded,
5.00%, 8/15/15	3,000	3,228
Massachusetts State Water Pollution Abatement Trust Revenue Bonds, Series 14, State Revolving Fund,
5.00%, 8/1/27	10,000	11,142
Massachusetts State Water Pollution Abatement Trust Revenue Bonds, Subseries A, MWRA Program,
6.00%, 8/1/19	3,000	3,687

		42,366

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.6% continued
Michigan - 1.6%
Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series I-A,
5.50%, 10/15/45	$2,565	$2,618
Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series II-A,
5.38%, 10/15/36	5,000	5,172
Michigan State University General Revenue Bonds, Series A,
5.00%, 8/15/41	5,000	5,138

		12,928

Minnesota - 0.6%
Farmington Independent School District No. 192 G.O. Unlimited Bonds, Series B, School Building Project (AGM Insured School District Credit Program),
5.00%, 2/1/26	5,000	5,216

Mississippi - 0.4%
Mississippi State Home Corp. SFM Revenue Bonds, Series C-2 (AMT) (GNMA/FNMA/FHLMC Insured),
5.40%, 6/1/38	15	15
University of Southern Mississippi Educational Building Corp. Revenue Refunding Bonds, Residential Hall Construction,
5.00%, 3/1/43	3,000	3,060

		3,075

Montana - 0.4%
Montana State Board of Regents Higher Education Revenue Bonds, Universisty Facilities Improvement,
5.00%, 11/15/43	3,000	3,111

Nebraska - 1.7%
Omaha Public Power District Revenue Bonds, Series B,
5.00%, 2/1/28	5,355	5,816
5.00%, 2/1/29	4,500	4,859
Omaha Public Power District System Revenue Bonds, Series A,
5.50%, 2/1/39	2,500	2,714

		13,389

Nevada - 0.4%
Clark County Airport System Revenue Bonds, Series C, Sub Lien (AGM Insured),
5.00%, 7/1/26	1,670	1,783
Washoe County Highway Revenue Bonds, Fuel Tax,
5.00%, 2/1/43	1,750	1,734

		3,517

New Hampshire - 1.5%
New Hampshire State Health & Education Facilities Authority Revenue Bonds, Dartmouth College, Health University System,
5.25%, 6/1/39	11,000	11,823

New Jersey - 0.6%
New Jersey State Turnpike Authority Growth & Income Securities Revenue Bonds, Series B (AMBAC Insured),
1.33%, 1/1/35(1)	5,000	4,740

New Mexico - 0.3%
New Mexico State Mortgage Finance Authority SFM Revenue Bonds, Series I-C-2 (Collateralized by GNMA/ FNMA/FHLMC Securities),
5.00%, 9/1/26	2,155	2,227

NewYork - 19.8%
Long Island Power Authority General Revenue Bonds, Series A,
6.00%, 5/1/33	5,000	5,601
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series A,
5.50%, 11/15/39	10,000	10,690
Metropolitan Transportation Authority Dedicated TRB, Series B,
5.00%, 11/15/34	5,000	5,177
Metropolitan Transportation Authority Revenue Bonds, Series G,
5.25%, 11/15/26	5,000	5,406
New York City G.O. Unlimited Bonds, Subseries A-1,
5.00%, 10/1/31	5,000	5,279
New York City G.O. Unlimited Bonds, Subseries F-1,
5.00%, 3/1/37	10,000	10,318

NORTHERN FUNDS QUARTERLY REPORT    5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.6% continued
New York - 19.8% continued
New York City Municipal Finance Authority Water & Sewer System Revenue Bonds, Series A, Fiscal 2009,
5.75%, 6/15/40	$10,000	$11,041
New York City Transitional Finance Authority Future TRB (NATL-RE FGIC Insured), Unrefunded Balance,
5.25%, 2/1/17	120	121
New York City Transitional Finance Authority Future TRB, Subseries F-1,
5.00%, 2/1/36	2,500	2,619
New York City Transitional Finance Authority Revenue Bonds, Subseries E-1, Future Tax Secured,
5.00%, 2/1/29	5,000	5,407
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series B, School Districts Financing Program (Assured Guaranty Insured State Aid Withholding),
5.25%, 10/1/23	5,000	5,549
New York State Dormitory Authority Personal Income TRB, Series B,
5.00%, 3/15/42	2,000	2,049
New York State Dormitory Authority Revenue Bonds, Series A, Court Facilities Lease Issue (AMBAC Insured State Intercept Program),
5.50%, 5/15/28	5,000	5,760
New York State Dormitory Authority Sales TRB, Series A,
5.00%, 3/15/38	3,925	4,089
5.00%, 3/15/43	6,000	6,187
New York State Dormitory Education Authority Personal Income Tax Revenue Refunding Bonds, Series B (AMBAC Insured),
5.50%, 3/15/30	5,000	5,855
New York State Dormitory Education Authority Personal Income TRB, Series B,
5.75%, 3/15/36	11,980	13,409
New York State Environmental Facilities Corp. Clean & Drinking Water Revenue Bonds, Series B, Municipal Water Revolving Funds,
5.00%, 6/15/41	10,000	10,391
New York State Environmental Facilities Corp. Clean & Drinking Water Revenue Bonds, Series B, Revolving Funds Pooled Financing Program,
5.50%, 4/15/35	5,000	5,672
New York State G.O. Unlimited Bonds, Series E,
5.00%, 12/15/30	5,000	5,434
New York State Thruway Transportation Authority Personal Income TRB, Series A,
5.25%, 3/15/21	5,000	5,715
New York State University Dormitory Authority Non State Supported Debt Revenue Bonds, Series A,
5.00%, 7/1/43	2,500	2,584
Port Authority of New York & New Jersey Revenue Bonds, Series 179,
5.00%, 12/1/43	5,000	5,154
Sales Tax Asset Receivable Corp. Revenue Bonds, Series A (NATL-RE Insured),
5.25%, 10/15/19	5,000	5,193
5.00%, 10/15/24	10,000	10,364
Tobacco Settlement Financing Corp. Asset Backed Revenue Bonds, Series B,
5.00%, 6/1/19	5,000	5,095

		160,159

North Carolina - 2.5%
Charlotte COPS, Series B,
3.00%, 6/1/22	10,000	10,007
North Carolina State Eastern Municipal Power Agency System Revenue Bonds, Series A, Escrowed to Maturity,
6.50%, 1/1/18	2,655	3,231
North Carolina State Eastern Municipal Power Agency System Revenue Refunding Bonds, Series B (NATL-RE-IBC Insured),
6.00%, 1/1/22	6,015	7,209

		20,447

Ohio - 0.4%
Ohio State Higher Education G.O. Unlimited Refunding Bonds, Series B,
5.00%, 8/1/22	2,500	2,927

Pennsylvania - 1.8%
Dauphin County Solid Waste Management Authority Revenue Bonds, Series B (County Gtd.),
5.00%, 12/15/33	2,000	2,055
Delaware River Port Authority Revenue Bonds,
5.00%, 1/1/40	5,000	5,067

TAX-EXEMPT FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.6% continued
Pennsylvania - 1.8% continued
Pennsylvania State G.O. Unlimited Bonds, Second Series,
4.00%, 10/15/28	$5,000	$5,033
Philadelphia Water & Wastewater Revenue Refunding Bonds,
5.00%, 11/1/25	2,225	2,431

		14,586

South Carolina - 2.6%
Piedmont Municipal Power Agency Electric Revenue Bonds, Series 2004 (BHAC-CR MBIA Insured), Unrefunded Balance,
5.38%, 1/1/25	5,995	6,923
South Carolina State Public Service Authority Revenue Bonds, Series A, Santee Cooper Project,
5.50%, 1/1/38	13,000	13,903

		20,826

Texas - 5.6%
Dallas Independent School District Building G.O. Unlimited Bonds (PSF-Gtd.),
6.38%, 2/15/34	5,000	5,789
Denton County Permanent Improvement G.O. Limited Refunding Bonds,
5.00%, 7/15/22	1,780	2,044
Frisco Independent School District Building G.O. Unlimited Bonds, Series A (PSF-Gtd.),
6.00%, 8/15/38	5,000	5,649
Grand Prairie Independent School District G.O. Unlimited Refunding CABS,
3.68%, 8/15/29(1)	12,505	4,998
Lower Colorado River Authority Revenue Refunding & Improvement Bonds, Series A,
6.25%, 5/15/31	10,000	11,158
Lubbock Independent School District G.O. Unlimited Bonds, Series A (PSF-Gtd.),
5.00%, 2/15/43	5,000	5,254
Socorro Independent School District Building G.O. Unlimited Bonds (PSF-Gtd.),
5.00%, 8/15/38	5,000	5,306
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds, Methodist Hospital of Dallas,
5.25%, 10/1/29	5,000	5,347

		45,545

Virginia - 1.5%
Norfolk Water Revenue Refunding Bonds,
5.00%, 11/1/21	1,500	1,761
Richmond Public Utility Revenue Refunding Bonds, Series A,
5.00%, 1/15/38	5,000	5,283
5.00%, 1/15/43	5,000	5,244

		12,288

Washington - 0.7%
Washington State G.O. Unlimited Bonds, Series B & AT-7,
6.40%, 6/1/17	5,200	5,749

Total Municipal Bonds (Cost $771,523)		789,681

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 0.3%
Northern Institutional Funds - Tax-Exempt Portfolio, 0.01%(2) (3)	2,205,277	$2,205

Total Investment Companies (Cost $2,205)		2,205

Total Investments - 97.9% (Cost $773,728)		791,886

Other Assets less Liabilities - 2.1%		16,619

NET ASSETS - 100.0%		$808,505

(1)	Zero coupon bond reflects effective yield on the date of purchase.
(2)	At March 31, 2013, the value of the Fund’s investment in the Tax-Exempt Portfolio of the Northern Institutional Funds was approximately $152,662,000 with net sales of approximately $150,457,000 during the nine months ended December 31, 2013.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.

Percentages shown are based on Net Assets.

The interest rates reflected in the Schedules of Investments represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

NORTHERN FUNDS QUARTERLY REPORT    7    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

At December 31, 2013, the industry sectors for the Tax-Exempt Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Airport	5.9%
General	18.3
General Obligation	12.8
Higher Education	11.0
Power	7.5
School District	5.5
Transportation	9.7
Utilities	5.0
Water	16.1
All other sectors less than 5%	8.2

Total	100.0%

At December 31, 2013, the credit quality distribution for the Tax-Exempt Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	13.8%
AA	62.2
A	22.4
BBB	1.3
Cash and Equivalents	0.3

Total	100.0%

*	Credit quality ratings are based on converting the available Moody’s, Standard & Poor’s, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The Standard & Poor’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy, as of December 31, 2013:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds	$—	$789,681	(1)	$—	$789,681
Investment Companies	2,205	—		—	2,205

Total Investments	$2,205	$789,681		$—	$791,886

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At December 31, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Federal Tax Information:

At December 31, 2013, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$773,782

Gross tax appreciation of investments	$28,004
Gross tax depreciation of investments	(9,900)

Net tax appreciation of investments	$18,104

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guarantee Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

BHAC - Berkshire Hathaway Assurance Corporation

CABS - Capital Appreciation Bonds

COPS - Certificates of Participation

CR - Custody Receipt

CWA - Clean Water Act

FGIC - Financial Guaranty Insurance Corporation

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

IBC - Insured Bond Certificates

TAX-EXEMPT FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

MBIA - Municipal Bond Insurance Association

MWRA - Massachusetts Water Resources Authority

NATL-RE - National Public Finance Guarantee Corp.

PSF - Permanent School Fund

SFM - Single Family Mortgage

TCRS - Transferable Custodial Receipts

TRB - Tax Revenue Bonds

NORTHERN FUNDS QUARTERLY REPORT    9    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS EQUITY FUND	DECEMBER 31, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 91.4%
Austria - 0.3%
Erste Group Bank A.G.	158,488	$5,545

Brazil - 6.8%
AMBEV S.A. ADR	1,274,149	9,365
B2W Cia Digital*	294,000	1,906
Banco Bradesco S.A. ADR*	75,032	940
Banco do Brasil S.A.*	316,959	3,287
Banco Santander Brasil S.A.	746,600	4,536
BB Seguridade Participacoes S.A.	884,000	9,197
CETIP S.A. - Mercados Organizados*	527,700	5,414
Cosan Ltd., Class A	456,300	6,260
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	285,945	1,748
Fibria Celulose S.A.*	1,653,600	19,357
JBS S.A.	2,345,763	8,755
Kroton Educacional S.A.	502,100	8,356
Light S.A.*	83,600	784
Localiza Rent a Car S.A.*	390,900	5,518
Mahle-Metal Leve S.A. Industria e Comercio*	23,500	273
Odontoprev S.A.*	1,415,400	5,896
Petroleo Brasileiro S.A.*	110,586	763
Petroleo Brasileiro S.A. ADR*	2,123,050	29,256
Petroleo Brasileiro S.A. ADR (New York Exchange}*	410,040	6,024
Sao Martinho S.A.	34,637	422
Sul America S.A.*	180,113	1,129
Telefonica Brasil S.A. ADR*	310,800	5,974
Vale S.A.*	59,703	911
Vale S.A. ADR	670,800	10,230
Via Varejo S.A.*	480,600	5,123

		151,424

Chile - 0.1%
Banco de Chile	3,623,343	529
ENTEL Chile S.A.	48,328	656

		1,185

China - 11.6%
Anta Sports Products Ltd.	828,000	1,027
Baidu, Inc. ADR*	77,320	13,754
Bank of China Ltd., Class H	8,776,106	4,066
Baoxin Auto Group Ltd.*	1,303,500	1,268
Biostime International Holdings Ltd.	45,000	401
Central China Real Estate Ltd.	1,530,883	473
China BlueChemical Ltd., Class H	11,382,000	7,142
China Cinda Asset Management Co. Ltd., Class H*	5,814,900	3,629
China Coal Energy Co. Ltd., Class H	2,106,000	1,193
China Construction Bank Corp., Class H	39,896,247	30,297
China Dongxiang Group Co.	17,013,000	2,899
China Galaxy Securities Co. Ltd., Class H*	9,017,000	7,908
China Life Insurance Co. Ltd., Class H	243,000	766
China Longyuan Power Group Corp., Class H	4,035,000	5,220
China Pacific Insurance Group Co. Ltd., Class H	2,595,200	10,288
China Petroleum & Chemical Corp., Class H	3,819,271	3,141
China Shenhua Energy Co. Ltd., Class H	2,843,000	9,022
China Shineway Pharmaceutical Group Ltd.	2,685,750	3,684
China Telecom Corp. Ltd., Class H	600,000	303
China ZhengTong Auto Services Holdings Ltd.*	3,888,400	2,498
Chongqing Rural Commercial Bank, Class H	1,837,446	894
CNOOC Ltd.	10,725,342	20,063
CSR Corp. Ltd., Class H	9,228,000	7,599
Dongfeng Motor Group Co. Ltd., Class H	1,684,000	2,655
Fosun International Ltd.	953,000	951
Giant Interactive Group, Inc. ADR	148,123	1,665
Great Wall Motor Co. Ltd., Class H	870,000	4,834
Guangzhou Automobile Group Co. Ltd., Class H	17,119,421	18,913
Guangzhou R&F Properties Co. Ltd., Class H	846,000	1,239
Haitian International Holdings Ltd.	158,000	358
Hengan International Group Co. Ltd.	570,500	6,764
Industrial & Commercial Bank of China Ltd., Class H	20,789,937	14,135
Jiangsu Expressway Co. Ltd., Class H	492,000	605
Lenovo Group Ltd.	6,468,000	7,896
Mindray Medical International Ltd. ADR	44,413	1,615
New Oriental Education & Technology Group, Inc. ADR	195,800	6,168
PetroChina Co. Ltd., Class H	1,350,024	1,482
Ping An Insurance Group Co. of China Ltd., Class H	1,420,500	12,843
Sino-Ocean Land Holdings Ltd.	943,000	619
Sinopec Engineering Group Co. Ltd., Class H	1,023,500	1,534
Sinotrans Ltd., Class H	1,504,000	570
SOHO China Ltd.	1,415,442	1,221

NORTHERN FUNDS QUARTERLY REPORT    1    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 91.4% continued
China - 11.6% continued
Tencent Holdings Ltd.	238,900	$15,349
Trina Solar Ltd. ADR*	426,100	5,825
Tsingtao Brewery Co. Ltd., Class H	744,000	6,324
Weichai Power Co. Ltd., Class H	1,306,000	5,316
WuXi PharmaTech Cayman, Inc. ADR*	32,758	1,257
Yangzijiang Shipbuilding Holdings Ltd.	253,000	238
Zhejiang Expressway Co. Ltd., Class H	930,000	881

		258,792

Colombia - 0.2%
Almacenes Exito S.A.	6,983	108
Pacific Rubiales Energy Corp.	291,500	5,033

		5,141

Cyprus - 0.3%
Eurasia Drilling Co. Ltd. GDR (Registered)	164,003	7,381

Czech Republic - 0.7%
Komercni Banka A.S.	74,342	16,596

Egypt - 0.7%
Commercial International Bank Egypt S.A.E.	3,352,539	15,719

Hong Kong - 6.9%
AIA Group Ltd.	1,914,800	9,653
Beijing Enterprises Holdings Ltd.	1,211,000	12,023
Chaoda Modern Agriculture Holdings Ltd.(1) *	5,742,000	—
China Lumena New Materials Corp.	5,884,000	1,155
China Mobile Ltd.	4,828,085	50,258
China Power International Development Ltd.	19,604,350	6,979
Cosco International Holdings Ltd.	261,998	112
Dah Chong Hong Holdings Ltd.	1,538,000	1,154
Galaxy Entertainment Group Ltd.*	2,662,000	23,903
Geely Automobile Holdings Ltd.	4,010,000	1,943
Haier Electronics Group Co. Ltd.	2,110,000	6,146
Kingboard Laminates Holdings Ltd.	8,637,000	3,673
KWG Property Holding Ltd.	624,000	348
Nine Dragons Paper Holdings Ltd.	6,334,000	5,520
Pacific Basin Shipping Ltd.	11,199,600	8,033
Sands China Ltd.	1,426,800	11,679
Shanghai Industrial Holdings Ltd.	149,000	545
Sino Biopharmaceutical Ltd.	1,312,000	1,042
Stella International Holdings Ltd.	1,700,500	4,336
Texwinca Holdings Ltd.	5,513,000	5,802

		154,304

Hungary - 0.4%
Magyar Telekom Telecommunications PLC	2,408,124	3,510
OTP Bank PLC	192,650	3,671
Richter Gedeon Nyrt	58,261	1,187

		8,368

India - 6.5%
Andhra Bank	208,397	213
Bank of India	298,825	1,157
Bharti Airtel Ltd.	1,156,600	6,197
Biocon Ltd.	92,779	696
Cairn India Ltd.	196,327	1,029
Canara Bank	280,422	1,289
Gitanjali Gems Ltd.*	50,871	59
HCL Technologies Ltd.	527,020	10,775
HDFC Bank Ltd. ADR	225,587	7,769
Hindalco Industries Ltd.	569,075	1,131
Housing Development Finance Corp.	57,528	744
ICICI Bank Ltd.	311,540	5,563
ICICI Bank Ltd. ADR	40,300	1,498
Indiabulls Housing Finance Ltd.	229,188	886
Indian Bank	506,706	956
Infosys Ltd. ADR	20,744	1,174
ITC Ltd.	1,653,356	8,646
NMDC Ltd.	306,607	705
Oil India Ltd.	44,069	348
Punjab National Bank	86,300	879
Reliance Industries Ltd.	661,363	9,596
Rural Electrification Corp. Ltd.	134,485	481
Syndicate Bank	379,606	586
Tata Consultancy Services Ltd.	853,620	30,031
Tata Motors Ltd.	275,399	1,678
Tata Motors Ltd. ADR	374,100	11,522
Tata Steel Ltd.	291,050	2,002
UCO Bank	241,832	297
Ultratech Cement Ltd.	76,226	2,185
UPL Ltd.	451,016	1,446
Vijaya Bank	293,709	187
Wipro Ltd.	3,119,325	28,165
Zee Entertainment Enterprises Ltd.	1,260,929	5,660

		145,550

Indonesia - 1.1%
Bank Bukopin Tbk PT	3,226,776	165
Bank Rakyat Indonesia Persero Tbk PT	15,866,000	9,506
Indocement Tunggal Prakarsa Tbk PT	307,500	507

MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 91.4% continued
Indonesia - 1.1% continued
Indofood CBP Sukses Makmur Tbk PT	8,256,000	$6,928
Indofood Sukses Makmur Tbk PT	8,249,000	4,479
Telekomunikasi Indonesia Persero Tbk PT	13,557,815	2,402

		23,987

Kuwait - 0.1%
Agility Public Warehousing Co. K.S.C.	1,012,500	2,475

Malaysia - 1.0%
Axiata Group Bhd.	2,227,300	4,691
Berjaya Sports Toto Bhd.	224,790	278
British American Tobacco Malaysia Bhd.	37,492	736
Bursa Malaysia Bhd.	92,100	231
DiGi.Com Bhd.	97,598	148
DRB-Hicom Bhd.	787,662	679
Genting Malaysia Bhd.	5,536,587	7,409
Hong Leong Financial Group Bhd.	103,040	489
KLCC Property Holdings Bhd.	179,322	320
Kuala Lumpur Kepong Bhd.	55,500	423
Kulim Malaysia Bhd.	277,200	291
Lafarge Malaysia Bhd.	146,448	383
Malayan Banking Bhd.	133,648	406
Malaysia Building Society Bhd.	934,644	631
Media Prima Bhd.	311,650	249
Parkson Holdings Bhd.	320,781	270
Petronas Chemicals Group Bhd.	442,800	936
Telekom Malaysia Bhd.	162,687	276
Tenaga Nasional Bhd.	426,000	1,481
UMW Holdings Bhd.	425,900	1,570

		21,897

Mexico - 7.2%
Alfa S.A.B. de C.V., Series A	457,770	1,284
Alsea S.A.B. de C.V.	960,113	2,999
America Movil S.A.B. de C.V. ADR, Series L	1,694,114	39,591
America Movil S.A.B. de C.V., Series L	1,897,591	2,212
Cemex S.A.B. de C.V. ADR (Participation Certificate)*	1,827,919	21,624
Controladora Comercial Mexicana S.A.B.de C.V., Series UBC	140,800	603
Fomento Economico Mexicano S.A.B. de C.V. ADR	7,985	781
Gruma S.A.B. de C.V., Series B*	219,049	1,657
Grupo Aeroportuario del Pacifico S.A.B.de C.V. ADR	5,576	297
Grupo Bimbo S.A.B. de C.V., Series A	3,026,000	9,317
Grupo Financiero Banorte S.A.B. de C.V., Series O	2,569,300	17,978
Grupo Lala S.A.B. de C.V.	2,225,900	4,929
Grupo Mexico S.A.B. de C.V., Series B	2,725,412	9,024
Grupo Televisa S.A.B. ADR	1,508,055	45,634
Industrias Bachoco S.A.B. de C.V. ADR	7,711	311
Kimberly-Clark de Mexico S.A.B. de C.V., Series A	325,800	925
Wal-Mart de Mexico S.A.B. de C.V., Series V	174,800	459

		159,625

Panama - 0.4%
Avianca Holdings S.A. ADR*	172,700	2,666
Copa Holdings S.A., Class A	34,470	5,519

		8,185

Peru - 0.5%
Cia de Minas Buenaventura S.A.A. ADR	446,600	5,011
Credicorp Ltd.	42,480	5,638
Intercorp Financial Services, Inc.	7,266	227

		10,876

Philippines - 0.7%
Aboitiz Equity Ventures, Inc.	545,470	672
Aboitiz Power Corp.	878,400	673
Alliance Global Group, Inc.	831,400	485
Globe Telecom, Inc.	14,160	525
Metropolitan Bank & Trust Co.	4,425,769	7,555
SM Investments Corp.	249,889	4,015
Universal Robina Corp.	300,270	767

		14,692

Poland - 0.8%
Asseco Poland S.A.	15,076	230
Cyfrowy Polsat S.A.*	923,643	6,058
KGHM Polska Miedz S.A.	29,073	1,144
Powszechna Kasa Oszczednosci Bank Polski S.A.	670,306	8,778
Powszechny Zaklad Ubezpieczen S.A.	9,375	1,399
Tauron Polska Energia S.A.	313,878	455

		18,064

Qatar - 0.5%
Industries Qatar QSC	108,735	5,045
Qatar National Bank SAQ	147,903	6,991

		12,036

NORTHERN FUNDS QUARTERLY REPORT    3    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 91.4% continued
Russia - 6.1%
Gazprom OAO ADR	2,106,412	$18,029
Lukoil OAO ADR	456,294	28,520
Magnit OJSC	10,403	2,922
Magnit OJSC GDR (Registered)	211,625	14,039
Mail.ru Group Ltd. GDR(2) (3)	11,600	461
Mail.ru Group Ltd. GDR (Registered)	165,609	7,393
MegaFon OAO GDR (Registered)	15,160	507
MMC Norilsk Nickel OJSC ADR	78,100	1,301
Mobile Telesystems OJSC ADR	327,503	7,084
Pharmstandard OJSC GDR (Registered)*	27,410	272
Phosagro OAO GDR (Registered)	676,530	6,632
Rosneft OAO GDR (Registered)	1,485,830	11,342
Sberbank of Russia	3,603,267	11,126
Sberbank of Russia ADR	1,281,170	16,180
Severstal OAO GDR (Registered)	179,267	1,773
Sistema JSFC GDR (Registered)	16,492	531
Surgutneftegas OAO ADR	78,720	681
Tatneft OAO ADR	8,529	327
Yandex N.V., Class A*	166,000	7,163

		136,283

Singapore - 0.3%
China Yuchai International Ltd.	31,236	652
ComfortDelGro Corp. Ltd.	1,006,000	1,603
DBS Group Holdings Ltd.	19,000	258
Flextronics International Ltd.*	352,700	2,741
Singapore Post Ltd.	1,007,000	1,058

		6,312

South Africa - 6.2%
Aspen Pharmacare Holdings Ltd.	320,237	8,226
Aveng Ltd.*	1,203,350	3,033
Barloworld Ltd.	1,697,463	16,352
Discovery Ltd.	955,365	7,714
Emira Property Fund	137,106	187
FirstRand Ltd.	759,266	2,605
Grindrod Ltd.	82,120	220
Imperial Holdings Ltd.	23,973	463
Investec Ltd.	107,292	762
Liberty Holdings Ltd.	98,778	1,150
Massmart Holdings Ltd.	429,568	5,338
Mondi Ltd.	44,007	756
MTN Group Ltd.	622,150	12,908
Murray & Roberts Holdings Ltd.*	152,766	392
Naspers Ltd., Class N	247,963	25,927
Netcare Ltd.	222,398	552
Redefine Properties Ltd.*	627,549	583
RMB Holdings Ltd.	206,388	961
Sasol Ltd.	203,385	9,978
Shoprite Holdings Ltd.	37,612	592
Spar Group (The) Ltd.	31,519	397
Standard Bank Group Ltd.	1,106,891	13,752
Steinhoff International Holdings Ltd.	495,038	2,131
Tongaat Hulett Ltd.	37,885	410
Truworths International Ltd.	3,149,730	23,140

		138,529

South Korea - 14.4%
ASIA Holdings Co. Ltd.	1,319	158
BS Financial Group, Inc.	485,520	7,401
Bukwang Pharmaceutical Co. Ltd.	44,100	601
CJ O Shopping Co. Ltd.	8,056	3,170
Daeduck GDS Co. Ltd.	46,350	773
Daekyo Co. Ltd.	59,630	413
Daewoong Pharmaceutical Co. Ltd.	6,883	497
Daishin Securities Co. Ltd.	22,732	169
Daou Technology, Inc.	52,371	753
Dongbu Insurance Co. Ltd.	98,792	5,266
E-Mart Co. Ltd.	1,598	405
Global & Yuasa Battery Co. Ltd.	12,594	657
GS Home Shopping, Inc.	3,589	1,046
Halla Visteon Climate Control Corp.	21,610	796
Hana Financial Group, Inc.	168,430	7,014
Hankook Tire Co. Ltd.	382,931	22,070
Hankook Tire Worldwide Co. Ltd.	21,030	440
Hyundai Home Shopping Network Corp.	5,496	969
Hyundai Mipo Dockyard	49,150	8,324
Hyundai Motor Co.	198,628	45,000
Industrial Bank of Korea	172,990	2,002
KB Financial Group, Inc.	112,530	4,530
KB Financial Group, Inc. ADR	95,800	3,881
Kia Motors Corp.	31,795	1,701
Korea District Heating Corp.	3,169	258
KT Corp.	22,203	663
KT&G Corp.	7,354	520
LG Chem Ltd.	28,920	8,290
LG Electronics, Inc.	75,150	4,864
LG Fashion Corp.	14,340	459
Meritz Fire & Marine Insurance Co. Ltd.	25,760	369
NAVER Corp.	1,089	750

MULTI-MANAGER FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 91.4% continued
South Korea - 14.4% continued
Paradise Co. Ltd.	202,547	$5,082
POSCO	2,693	836
POSCO ADR	32,000	2,496
Samsung Electronics Co. Ltd.	94,125	123,021
Samsung Engineering Co. Ltd.	31,725	1,987
Samsung Heavy Industries Co. Ltd.	242,950	8,784
Samsung SDI Co. Ltd.	28,593	4,406
Shinhan Financial Group Co. Ltd.	585,401	26,601
SK Hynix, Inc.*	266,770	9,317
SK Telecom Co. Ltd.	13,679	2,988
Taekwang Industrial Co. Ltd.	159	195
Woori Finance Holdings Co. Ltd.	91,550	1,165

		321,087

Switzerland - 0.3%
Dufry A.G. (Registered)*	42,912	7,554

Taiwan - 10.0%
Advanced Semiconductor Engineering, Inc.	6,487,584	6,054
Cathay Real Estate Development Co. Ltd.	454,000	287
Chipbond Technology Corp.	747,000	1,181
Compal Electronics, Inc.	6,182,000	4,751
Delta Electronics, Inc.	1,284,000	7,340
Epistar Corp.*	2,986,000	5,770
Farglory Land Development Co. Ltd.	344,870	585
Fubon Financial Holding Co. Ltd.	1,717,000	2,513
Ginko International Co. Ltd.	133,000	2,515
Hermes Microvision, Inc.	209,000	6,808
Hermes Microvision, Inc. GDR(2) (3) *	26,400	857
Hon Hai Precision Industry Co. Ltd.	12,390,788	33,351
Inventec Corp.	1,704,000	1,509
Kinsus Interconnect Technology Corp.	256,000	851
Largan Precision Co. Ltd.	49,000	2,002
Lite-On Technology Corp.	665,817	1,069
MediaTek, Inc.	1,462,000	21,784
Mega Financial Holding Co. Ltd.	7,601,000	6,403
Novatek Microelectronics Corp.	393,000	1,611
Phison Electronics Corp.	166,000	1,065
Pou Chen Corp.	1,436,147	2,149
Powertech Technology, Inc.*	369,000	565
President Chain Store Corp.	302,313	2,095
Radiant Opto-Electronics Corp.	211,527	776
Realtek Semiconductor Corp.	718,280	1,932
Shin Kong Financial Holding Co. Ltd.	2,302,654	797
Taishin Financial Holding Co. Ltd.	4,161,029	2,048
Taiwan Cement Corp.	963,000	1,495
Taiwan Semiconductor Manufacturing Co. Ltd.	13,032,542	45,921
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2,014,000	35,124
Teco Electric and Machinery Co. Ltd.	1,634,497	1,875
Uni-President Enterprises Corp.	1,136,966	2,050
Vanguard International Semiconductor Corp.	990,000	1,178
Winbond Electronics Corp.*	1,282,000	345
Wistron Corp.	5,662,000	4,777
Yageo Corp.	11,983,300	4,326
Yuanta Financial Holding Co. Ltd.	9,736,000	5,822

		221,581

Thailand - 1.0%
Bangkok Bank PCL NVDR	815,100	4,429
Bangkok Expressway PCL NVDR	311,700	318
Delta Electronics Thailand PCL NVDR	220,400	359
Kasikornbank PCL NVDR	1,594,600	7,570
Kiatnakin Bank PCL (Registered)	697,300	791
Krung Thai Bank PCL (Registered)	575,592	289
PTT Global Chemical PCL NVDR	852,200	2,049
PTT PCL NVDR	412,200	3,588
Thai Oil PCL NVDR	899,157	1,539
Thanachart Capital PCL NVDR	1,145,700	1,124
Tisco Financial Group PCL NVDR	235,700	276

		22,332

Turkey - 1.9%
Akbank T.A.S.	538,575	1,690
Arcelik A.S.	476,675	2,709
Coca-Cola Icecek A.S.	193,998	4,686
Enka Insaat ve Sanayi A.S.	394,476	1,106
Eregli Demir ve Celik Fabrikalari T.A.S.	616,219	741
TAV Havalimanlari Holding A.S.	578,919	4,172
Tekfen Holding A.S.	204,982	480
Tofas Turk Otomobil Fabrikasi A.S.	82,224	514
Tupras Turkiye Petrol Rafinerileri A.S.	765,922	15,321
Turk Hava Yollari AO	418,806	1,263
Turkcell Iletisim Hizmetleri A.S. ADR*	337,600	4,507
Turkiye Garanti Bankasi A.S.	1,076,077	3,497
Turkiye Sise ve Cam Fabrikalari A.S.	980,047	1,243

		41,929

United Arab Emirates - 1.6%
Abu Dhabi Commercial Bank PJSC	1,940,725	3,436

NORTHERN FUNDS QUARTERLY REPORT    5    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 91.4% continued
United Arab Emirates - 1.6% continued
Aldar Properties PJSC	2,484,175	$1,873
Emaar Properties PJSC	12,755,455	26,590
Union National Bank PJSC	2,709,575	4,339

		36,238

United Kingdom - 1.2%
Afren PLC*	2,552,870	7,155
Anglo American PLC	839,423	18,403
O’Key Group S.A. GDR (Registered)	41,654	497

		26,055

United States - 1.6%
Cognizant Technology Solutions Corp., Class A*	111,670	11,276
Southern Copper Corp.	135,100	3,879
Tenaris S.A. ADR	472,744	20,654

		35,809

Total Common Stocks(4) (Cost $1,764,229)		2,035,551

PREFERRED STOCKS - 5.0%
Brazil - 4.9%
Bradespar S.A.	81,650	869
Cia Brasileira de Distribuicao Grupo Paode Acucar ADR	167,700	7,491
Cia Energetica de Sao Paulo, Class B*	61,117	581
Cia Paranaense de Energia ADR, Class B*	51,813	681
Itau Unibanco Holding S.A.	107,553	1,457
Itau Unibanco Holding S.A. ADR	2,401,112	32,583
Itausa - Investimentos Itau S.A.*	373,500	1,414
Lojas Americanas S.A.*	1,422,083	9,529
Marcopolo S.A.*	263,600	570
Petroleo Brasileiro S.A.*	1,260,356	9,265
Randon Participacoes S.A.*	873,750	4,271
Usinas Siderurgicas de Minas Gerais S.A., Class A*	1,111,575	6,696
Vale S.A.*	1,317,513	18,453
Vale S.A. ADR	1,051,200	14,727

		108,587

South Korea - 0.1%
Samsung Electronics Co. Ltd.	2,184	2,102

Total Preferred Stocks(4) (Cost $122,335)		110,689

RIGHTS - 0.0%
Indonesia - 0.0%
Bank Bukopin Tbk PT*	1,075,342	$—

Total Rights(4) (Cost $ — )		—

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS - 1.1%
India - 0.5%
ITC Ltd., Exp. 5/2/18*	1,111,929	$5,783
Maruti Suzuki India Ltd., Exp. 2/9/15*	171,197	4,882

		10,665

Taiwan - 0.5%
CTBC Financial Holding Co. Ltd., Exp. 3/9/16, Strike $0.01(2) (3) *	13,701,000	9,317
MediaTek, Inc., Exp. 8/8/16*	138,000	2,051

		11,368

United Kingdom - 0.1%
Ginko International Co. Ltd., Exp. 3/14/23*	164,000	3,101

Total Warrants(4) (Cost $22,429)		25,134

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 2.3%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(5) (6)	50,526,000	$50,526

Total Investment Companies (Cost $50,526)		50,526

Total Investments - 99.8% (Cost $1,959,519)		2,221,900

Other Assets less Liabilities - 0.2%		4,095

NET ASSETS - 100.0%		$2,225,995

(1)	Level 3 asset that is worthless, bankrupt or has been delisted.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.

MULTI-MANAGER FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

(3)	Restricted security that has been deemed illiquid. At December 31, 2013, the value of these restricted illiquid securities amounted to approximately $10,635,000 or 0.5% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
CTBC Financial Holding Co. Ltd., Exp. 3/9/16, Strike $0.01	3/9/11-7/29/13	$8,750

Hermes Microvision, Inc. GDR	11/07/13	770

Mail.ru Group Ltd. GDR	9/25/12	395

(4)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(5)	At March 31, 2013, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $70,750,000 with net sales of approximately $20,224,000 during the nine months ended December 31, 2013.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is an investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2013, the industry sectors for the Multi-Manager Emerging Markets Equity Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	16.7%
Consumer Staples	5.6
Energy	10.5
Financials	22.1
Health Care	1.4
Industrials	5.7
Information Technology	22.2
Materials	8.3
Telecommunication Services	6.7
Utilities	0.8

Total	100.0%

At December 31, 2013, the Multi-Manager Emerging Markets Equity Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	25.7%
Hong Kong Dollar	17.6
Korean Won	14.6
Taiwan Dollar	8.6
South African Rand	7.2
Brazilian Real	6.3
Indian Rupee	5.7
All other currencies less than 5%	14.3

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summerized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2013 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market partcipants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summerizes the valuation of the Fund’s investments by the above fair value hierarchy as of December 31, 2013:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Consumer Discretionary	$66,323	$281,188	$—	$347,511
Consumer Staples	26,340	81,003	—	107,343
Energy	62,194	155,529	—	217,723
Financials	48,830	387,404	—	436,234
Health Care	2,872	25,169	—	28,041
Industrials	10,418	108,233	—	118,651
Information Technology	79,183	398,715	—	477,898
Materials	52,263	88,104	—	140,367
Telecommunication Services	59,368	86,563	—	145,931
Utilities	—	15,852	—	15,852

NORTHERN FUNDS QUARTERLY REPORT    7    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS EQUITY FUND continued	DECEMBER 31, 2013 (UNAUDITED)

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Preferred Stocks
Consumer Discretionary	$—	$9,529	$—	$9,529
Consumer Staples	7,491	—	—	7,491
Energy	—	9,265	—	9,265
Financials	32,583	2,871	—	35,454
Industrials	—	4,840	—	4,840
Information Technology	—	2,102		2,102
Materials	14,727	26,019	—	40,746
Utilities	681	581	—	1,262
Warrants
Consumer Discretionary	4,882	—	—	4,882
Consumer Staples	5,783	—	—	5,783
Financials	9,317	—	—	9,317
Health Care	—	3,101	—	3,101
Information Technology	2,051	—	—	2,051
Investment Companies	50,526	—	—	50,526

Total Investments	$535,832	$1,686,068	$—	$2,221,900

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At December 31, 2013, the Fund had transfers from Level 1 to Level 2 as disclosed below:

Transfers from Level 1 to Level 2
Industry	Value (000S)	Reason
Common Stocks
Consumer Discretionary	$93,409	Valuations at last trade with foreign fair value adjustments
Consumer Staples	15,383	Valuations at last trade with foreign fair value adjustments
Energy	43,415	Valuations at last trade with foreign fair value adjustments
Financials	96,049	Valuations at last trade with foreign fair value adjustments
Industrials	28,592	Valuations at last trade with foreign fair value adjustments
Information Technology	246,848	Valuations at last trade with foreign fair value adjustments
Materials	32,674	Valuations at last trade with foreign fair value adjustments
Telecommunication Services	9,422	Valuations at last trade with foreign fair value adjustments
Utilities	2,266	Valuations at last trade with foreign fair value adjustments
Preferred Stocks
Consumer Discretionary	9,529	Valuations at last trade with foreign fair value adjustments
Energy	9,265	Valuations at last trade with foreign fair value adjustments
Financials	1,457	Valuations at last trade with foreign fair value adjustments
Industrials	4,840	Valuations at last trade with foreign fair value adjustments
Materials	26,019	Valuations at last trade with foreign fair value adjustments

Total	$619,168

U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/13 (000S)	REALIZED GAINS (000S)	REALIZED LOSSES (000S)	CHANGE IN UNREALIZED APPRECIATION (000S)	CHANGE IN UNREALIZED DEPRECIATION (000S)	PURCHASES (000S)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000S)	TRANSFERS OUT OF LEVEL 3 (000S) (1)	BALANCE AS OF 12/31/13 (000S)
Warrant
Health Care	$1,567	$26	$—	$354	$—	$1,404	$(251)	$—	$(3,100)	$—

(1)	Transferred out of Level 3 due to a security having an evaluated price based on observable inputs from a single pricing vendor.

Federal Tax Information:

At December 31, 2013, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,979,471

Gross tax appreciation of investments	$354,563
Gross tax depreciation of investments	(112,134)

Net tax appreciation of investments	$242,429

MULTI-MANAGER FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND	DECEMBER 31, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 90.7%
Australia - 8.3%
DUET Group	8,712,103	$15,589
Macquarie Atlas Roads Group	2,000,000	4,914
SP AusNet	8,212,852	9,139
Spark Infrastructure Group	8,755,580	12,708
Transurban Group	2,104,340	12,865

		55,215

Austria - 0.9%
Flughafen Wien A.G.	68,210	5,724

Bermuda - 0.9%
Teekay Corp.	126,700	6,083

Brazil - 2.1%
CCR S.A.	1,320,800	9,968
Cia de Saneamento Basico do Estado de Sao Paulo ADR*	333,000	3,776

		13,744

Canada - 7.0%
Canadian National Railway Co.	121,400	6,921
Enbridge, Inc.	369,700	16,152
Keyera Corp.	52,400	3,154
Pembina Pipeline Corp.	125,900	4,435
TransCanada Corp.	280,800	12,831
Veresen, Inc.	236,400	3,176

		46,669

China - 1.9%
Anhui Expressway Co. Ltd., Class H	1,157,000	642
COSCO Pacific Ltd.	2,716,400	3,747
ENN Energy Holdings Ltd.	695,100	5,158
Guangshen Railway Co. Ltd., Class H	2,809,100	1,301
Sichuan Expressway Co. Ltd., Class H	1,908,700	565
Zhejiang Expressway Co. Ltd., Class H	1,344,100	1,273

		12,686

France - 8.1%
Aeroports de Paris	129,266	14,674
Eutelsat Communications S.A.	183,400	5,723
SES S.A.	417,266	13,511
Vinci S.A.	297,513	19,604

		53,512

Germany - 3.8%
Fraport A.G. Frankfurt Airport Services Worldwide	340,398	25,593

Hong Kong - 2.2%
Beijing Enterprises Holdings Ltd.	780,000	7,744
Hong Kong & China Gas Co. Ltd.	239,770	551
Kunlun Energy Co. Ltd.	3,575,600	6,315

		14,610

Italy - 12.3%
ASTM S.p.A.	215,000	3,402
Atlantia S.p.A.	1,429,870	32,324
Hera S.p.A.	3,683,737	8,360
Snam S.p.A.	2,677,150	15,006
Societa Iniziative Autostradali e Servizi S.p.A.	1,016,335	10,138
Terna Rete Elettrica Nazionale S.p.A.	2,463,960	12,383

		81,613

Japan - 5.7%
Osaka Gas Co. Ltd.	3,587,000	14,097
Toho Gas Co. Ltd.	1,971,000	9,603
Tokyo Gas Co. Ltd.	2,939,000	14,482

		38,182

Mexico - 0.2%
Infraestructura Energetica Nova S.A.B.de C.V.	309,900	1,238

South Korea - 0.7%
Macquarie Korea Infrastructure Fund	839,430	4,861

Spain - 3.6%
Abertis Infraestructuras S.A.	72,645	1,618
Enagas S.A.	123,751	3,239
Ferrovial S.A.	460,000	8,946
Red Electrica Corp. S.A.	150,464	10,059

		23,862

Switzerland - 3.2%
Flughafen Zuerich A.G. (Registered)	36,169	21,150

United Kingdom - 5.7%
National Grid PLC	1,180,000	15,419
Pennon Group PLC	1,619,863	17,694
United Utilities Group PLC	441,300	4,920

		38,033

United States - 24.1%
American Tower Corp.	247,900	19,787
California Water Service Group	282,030	6,506
Crown Castle International Corp.*	165,500	12,153
CSX Corp.	457,950	13,175
NiSource, Inc.	159,700	5,251
Norfolk Southern Corp.	147,950	13,734

NORTHERN FUNDS QUARTERLY REPORT    1    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 90.7% continued
United States - 24.1% continued
Northeast Utilities	106,900	$4,532
PG&E Corp.	283,360	11,414
SBA Communications Corp., Class A*	88,600	7,960
SemGroup Corp., Class A	96,600	6,301
Sempra Energy	120,600	10,825
SJW Corp.	115,680	3,446
Spectra Energy Corp.	411,300	14,651
Targa Resources Corp.	43,100	3,800
Union Pacific Corp.	59,000	9,912
Waste Connections, Inc.	148,700	6,488
Williams (The) Cos., Inc.	261,900	10,101

		160,036

Total Common Stocks(1) (Cost $543,391)		602,811

MASTER LIMITED PARTNERSHIPS - 6.6%
United States - 6.6%
Access Midstream Partners L.P.	120,700	6,829
Crestwood Equity Partners L.P.	283,900	3,926
Crestwood Midstream Partners L.P.	1	—
Energy Transfer Equity L.P.	82,200	6,719
Enterprise Products Partners L.P.	137,200	9,097
EQT Midstream Partners L.P.	75,900	4,462
EV Energy Partner L.P.	92,800	3,149
MarkWest Energy Partners L.P.	85,000	5,621
MPLX L.P.	80,700	3,594

		43,397

Total Master Limited Partnerships(1) (Cost $32,758)		43,397

INVESTMENT COMPANIES - 3 .1%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(2) (3)	20,763,218	20,763

Total Investment Companies (Cost $20,763)		20,763

SHORT-TERM INVESTMENTS - 0.1%
U.S. Treasury Bill,
0.05%, 4/10/14(4)	$760	$760

Total Short-Term Investments (Cost $760)		760

Total Investments - 100.5% (Cost $597,672)		667,731

Liabilities less Other Assets - (0.5)%		(3,099)

NET ASSETS - 100.0%		$664,632

(1)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	At March 31, 2013, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $14,927,000 with net purchases of approximately $5,836,000 during the nine months ended December 31, 2013.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is an investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2013, the Multi-Manager Global Listed Infrastructure Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
E-mini S&P 500	32	$2,946	Long	3/14	$68
Mini MSCI EAFE Index	23	2,205	Long	3/14	66

Total					$134

At December 31, 2013, the industry sectors for the Multi-Manager Global Listed Infrastructure Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	3.0%
Energy	20.2
Financials	3.8
Industrials	36.6
Telecommunication Services	3.1
Utilities	33.3

Total	100.0%

MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

At December 31, 2013, the Multi-Manager Global Listed Infrastructure Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	33.0%
Euro	29.5
Australian Dollar	8.5
Canadian Dollar	7.2
Japanese Yen	5.9
British Pound	5.9
All other currencies less than 5%	10.0

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2013 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The Following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy, as of December 31, 2013:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Consumer Discretionary	$—	$19,233	$—	$19,233
Energy	40,936	46,063	—	86,999
Financials	19,788	4,861	—	24,649
Industrials	43,309	193,113	—	236,422
Telecommunication Services	20,113	—	—	20,113
Utilities	46,988	168,407	—	215,395
Master Limited Partnerships
Energy	43,397	—	—	43,397
Investment Companies	20,763	—	—	20,763
Short-Term Investments	—	760	—	760

Total Investments	$235,294	$432,437	$—	$667,731

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$134	$—	$—	$134

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At December 31, 2013, the Fund had transfers from Level 1 to Level 2 as disclosed below:

Transfers from Level 1 to Level 2

Industry	Value (000S)	Reason
Common Stocks
Energy	$39,748	Valuations at last trade with foreign fair value adjustments
Financials	4,860	Valuations at last trade with foreign fair value adjustments
Utilities	38,182	Valuations at last trade with foreign fair value adjustments

Total	$82,790

Federal Tax Information:

At December 31, 2013, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$597,340

Gross tax appreciation of investments	$79,951
Gross tax depreciation of investments	(9,560)

Net tax appreciation of investments	$70,391

NORTHERN FUNDS QUARTERLY REPORT    3    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL REAL ESTATE FUND	DECEMBER 31, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7%
Australia - 4.8%
BGP Holdings PLC - (Fractional Shares)*	3,277,404	$—
CFS Retail Property Trust Group	1,850,000	3,221
Dexus Property Group	3,203,762	2,876
Federation Centres Ltd.	1,061,000	2,218
Goodman Group	938,055	3,973
GPT Group	1,650,000	5,022
Investa Office Fund	518,750	1,450
Mirvac Group	3,114,581	4,674
Stockland	3,062,800	9,902
Westfield Group	276,312	2,490
Westfield Retail Trust	2,591,251	6,874

		42,700

Canada - 2.3%
Boardwalk Real Estate Investment Trust	32,700	1,843
Calloway Real Estate Investment Trust	62,700	1,485
Canadian Real Estate Investment Trust	18,200	743
RioCan Real Estate Investment Trust	714,300	16,656

		20,727

France - 5.6%
Fonciere Des Regions	12,954	1,119
Gecina S.A.	11,100	1,467
ICADE	166,124	15,495
Klepierre	158,975	7,368
Mercialys S.A.	35,070	737
Unibail-Rodamco S.E.	92,792	23,829

		50,015

Germany - 0.3%
LEG Immobilien A.G.*	43,500	2,571

Hong Kong - 12.2%
China Overseas Land & Investment Ltd.	4,346,300	12,276
China Resources Land Ltd.	3,083,000	7,673
Country Garden Holdings Co. Ltd.	1,759,663	1,063
Guangzhou R&F Properties Co. Ltd., Class H	2,300,000	3,367
Hang Lung Properties Ltd.	2,707,700	8,602
Hongkong Land Holdings Ltd.	2,225,870	13,178
Hysan Development Co. Ltd.	2,402,969	10,361
Kerry Properties Ltd.	2,420,000	8,409
Lifestyle International Holdings Ltd.	4,294,400	7,958
Link REIT (The)	898,795	4,373
New World Development Co. Ltd.	1,441,800	1,824
Shangri-La Asia Ltd.	3,908,333	7,630
Sino Land Co. Ltd.	1,065,940	1,460
Sun Hung Kai Properties Ltd.	920,387	11,727
Swire Properties Ltd.	578,800	1,464
Wharf Holdings Ltd.	936,690	7,171

		108,536

Japan - 15.4%
Activia Properties, Inc.	131	1,032
Aeon Mall Co. Ltd.	440,500	12,376
Daiwa House Industry Co. Ltd.	747,100	14,464
GLP J-REIT*	738	722
Hulic Co. Ltd.	124,890	1,853
Japan Real Estate Investment Corp.	1,106	5,933
Japan Retail Fund Investment Corp.	2,846	5,795
Kenedix Realty Investment Corp.	423	2,008
Mitsubishi Estate Co. Ltd.	1,024,871	30,712
Mitsui Fudosan Co. Ltd.	1,026,384	37,024
Nippon Building Fund, Inc.	310	1,805
Nippon Prologis REIT, Inc.	248	2,371
Orix JREIT, Inc.	317	397
Sumitomo Realty & Development Co. Ltd.	328,800	16,388
Tokyo Tatemono Co. Ltd.	197,900	2,205
United Urban Investment Corp.	1,837	2,642

		137,727

Netherlands - 0.6%
Corio N.V.	16,780	753
Eurocommercial Properties N.V. - CVA	44,434	1,891
Nieuwe Steen Investments N.V.	409,560	2,593

		5,237

Singapore - 3.8%
Ascendas Real Estate Investment Trust	624,900	1,092
CapitaCommercial Trust	2,578,000	2,966
CapitaLand Ltd.	3,987,179	9,599
CapitaMalls Asia Ltd.	941,900	1,468
City Developments Ltd.	1,050,000	8,010
Global Logistic Properties Ltd.	2,256,100	5,177
Keppel Land Ltd.	2,200,000	5,844

		34,156

Spain - 1.0%
Melia Hotels International S.A.	717,900	9,250

Sweden - 0.9%
Castellum AB	462,989	7,216
Hufvudstaden AB, Class A	69,712	935

		8,151

NORTHERN FUNDS QUARTERLY REPORT    1    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL REAL ESTATE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7% continued
Switzerland - 0.3%
PSP Swiss Property A.G. (Registered)*	25,603	$2,174

Thailand - 0.7%
Central Pattana PCL (Registered)	4,778,000	5,961
Central Pattana PCL NVDR	500,000	629

		6,590

United Kingdom - 6.8%
British Land Co. PLC	319,036	3,325
Derwent London PLC	330,981	13,702
Great Portland Estates PLC	1,402,851	13,960
Hammerson PLC	1,093,506	9,094
Land Securities Group PLC	1,014,379	16,194
Safestore Holdings PLC	279,200	745
Shaftesbury PLC	360,000	3,746

		60,766

United States - 43.0%
Alexandria Real Estate Equities, Inc.	174,600	11,108
American Campus Communities, Inc.	245,900	7,920
American Homes 4 Rent, Class A	280,900	4,551
AvalonBay Communities, Inc.	40,122	4,744
BioMed Realty Trust, Inc.	155,600	2,819
Boston Properties, Inc.	169,300	16,993
Brandywine Realty Trust	162,000	2,283
BRE Properties, Inc.	131,800	7,211
Brixmor Property Group, Inc.	90,300	1,836
DDR Corp.	359,100	5,519
Douglas Emmett, Inc.	122,300	2,848
Duke Realty Corp.	271,100	4,077
Equity Residential	452,500	23,471
Essex Property Trust, Inc.	105,070	15,079
Extended Stay America, Inc.*	33,900	890
Federal Realty Investment Trust	94,600	9,593
General Growth Properties, Inc.	341,233	6,849
HCP, Inc.	50,100	1,820
Health Care REIT, Inc.	370,300	19,837
Healthcare Realty Trust, Inc.	80,900	1,724
Healthcare Trust of America, Inc., Class A	103,600	1,019
Highwoods Properties, Inc.	60,800	2,199
Hilton Worldwide Holdings, Inc.*	146,200	3,253
Host Hotels & Resorts, Inc.	1,146,012	22,278
Kilroy Realty Corp.	338,900	17,006
Kimco Realty Corp.	210,000	4,148
LaSalle Hotel Properties	82,800	2,555
Lexington Realty Trust	198,300	2,025
Liberty Property Trust	132,800	4,498
Macerich (The) Co.	210,221	12,380
Pebblebrook Hotel Trust	62,000	1,907
Plum Creek Timber Co., Inc.	82,600	3,842
Post Properties, Inc.	84,000	3,799
Prologis, Inc.	714,165	26,388
Public Storage	28,800	4,335
Ramco-Gershenson Properties Trust	69,500	1,094
Senior Housing Properties Trust	109,800	2,441
Simon Property Group, Inc.	284,580	43,302
SL Green Realty Corp.	149,500	13,811
Starwood Hotels & Resorts Worldwide, Inc.	137,000	10,885
Strategic Hotels & Resorts, Inc.*	195,500	1,847
Sunstone Hotel Investors, Inc.	115,100	1,542
Tanger Factory Outlet Centers	43,740	1,401
Taubman Centers, Inc.	202,600	12,950
UDR, Inc.	226,222	5,282
Ventas, Inc.	175,139	10,032
Vornado Realty Trust	176,532	15,674
Weyerhaeuser Co.	46,500	1,468

		384,533

Total Common Stocks(1) (Cost $724,872)		873,133

INVESTMENT COMPANIES - 2.2%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(2) (3)	19,502,459	19,502

Total Investment Companies (Cost $19,502)		19,502

Total Investments - 99.9% (Cost $744,374)		892,635

Other Assets less Liabilities - 0.1%		824

NET ASSETS - 100.0%		$893,459

(1)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	At March 31, 2013, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $30,625,000 with net sales of approximately $11,123,000 during the nine months ended December 31, 2013.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is an investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.

MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2013, the industry sectors for the Multi-Manager Global Real Estate Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Department Stores	0.9%
Diversified Real Estate Activities	17.9
Diversified REITs	11.3
Hotels, Resorts & Cruise Lines	3.6
Industrial REITs	4.0
Office REITs	12.5
Real Estate Development	3.6
Real Estate Operating Companies	7.6
Residential REITs	8.5
Retail REITs	21.3
Specialized REITs	8.8

Total	100.0%

At December 31, 2013, the Multi-Manager Global Real Estate Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	45.5%
Japanese Yen	15.8
Hong Kong Dollar	10.9
Euro	7.7
British Pound	7.0
All other currencies less than 5%	13.1

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2013 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy, as of December 31, 2013:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Consumer Discretionary	$15,028	$24,837	$—	$39,865
Financials	369,505	463,763	—	833,268
Investment Companies	19,502	—	—	19,502

Total Investments	$404,035	$488,600	$—	$892,635

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At December 31, 2013, the Fund had transfers from Level 1 to Level 2 as disclosed below:

Transfers from Level 1 to Level 2
Industry	Value (000S)	Reason
Common Stocks
Financials	$153,111	Valuations at last trade with foreign fair value adjustments

U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Federal Tax Information:

At December 31, 2013, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$761,708

Gross tax appreciation of investments	$160,000
Gross tax depreciation of investments	(29,073)

Net tax appreciation of investments	$130,927

NORTHERN FUNDS QUARTERLY REPORT    3    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER INTERNATIONAL EQUITY FUND	DECEMBER 31, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.1%
Australia - 1.5%
Australia & New Zealand Banking Group Ltd.	412,945	$11,888
BHP Billiton Ltd. ADR	130,573	8,905
CSL Ltd.	79,644	4,916
DuluxGroup Ltd.	261,847	1,258
FlexiGroup Ltd.	221,166	883
Incitec Pivot Ltd.	1,316,462	3,152
REA Group Ltd.	30,047	1,013
Super Retail Group Ltd.	60,052	713
Telstra Corp. Ltd.	2,164,822	10,150

		42,878

Austria - 1.1%
Conwert Immobilien Invest S.E.*	370,180	4,752
Erste Group Bank A.G.	388,810	13,603
Schoeller-Bleckmann Oilfield Equipment A.G.	107,689	11,950

		30,305

Belgium - 0.6%
Anheuser-Busch InBev N.V.	121,145	12,917
Colruyt S.A.	69,121	3,866

		16,783

Brazil - 2.3%
AMBEV S.A. ADR	846,749	6,223
Banco Bradesco S.A. ADR*	1,282,859	16,074
Banco do Brasil S.A.*	578,800	6,002
BB Seguridade Participacoes S.A.	368,600	3,835
CCR S.A.	195,000	1,472
Cia de Saneamento Basico do Estado de Sao Paulo ADR*	1,346,900	15,274
Cielo S.A.*	117,400	3,269
Kroton Educacional S.A.	140,100	2,331
Linx S.A.*	54,400	1,105
Vale S.A. ADR	559,400	8,531

		64,116

Canada - 3.4%
Agrium, Inc.	39,124	3,579
Barrick Gold Corp.	127,423	2,246
Canadian National Railway Co.	157,786	8,997
Canadian Natural Resources Ltd.	167,810	5,678
Canadian Pacific Railway Ltd.	26,990	4,084
Cenovus Energy, Inc.	51,489	1,474
CI Financial Corp.	99,670	3,317
Encana Corp.	166,219	3,001
Kinross Gold Corp.	566,250	2,479
Magna International, Inc.	79,500	6,524
Manulife Financial Corp.	723,800	14,281
Potash Corp. of Saskatchewan, Inc.	47,814	1,576
Potash Corp. of Saskatchewan, Inc. (New York Exchange)	100,138	3,301
Rogers Communications, Inc., Class B	115,765	5,238
Talisman Energy, Inc.	605,730	7,042
Toronto-Dominion Bank (The)	36,145	3,406
Toronto-Dominion Bank (The) (New York Exchange)	142,200	13,401
Westjet Airlines Ltd.	61,058	1,605
Yamana Gold, Inc.	709,730	6,118

		97,347

China - 4.0%
AAC Technologies Holdings, Inc.	214,000	1,041
Anhui Conch Cement Co. Ltd., Class H	2,019,200	7,543
Baidu, Inc. ADR*	31,486	5,601
China Construction Bank Corp., Class H	14,639,200	11,117
China Merchants Bank Co. Ltd., Class H	2,372,754	5,099
China Oilfield Services Ltd., Class H	4,855,700	15,179
China Petroleum & Chemical Corp., Class H	14,881,100	12,239
China Shipping Container Lines Co. Ltd., Class H*	16,638,000	4,353
CNOOC Ltd.	2,498,000	4,673
Great Wall Motor Co. Ltd., Class H	591,500	3,287
Haitian International Holdings Ltd.	280,000	634
Haitong Securities Co. Ltd., Class H	1,022,000	1,796
Hollysys Automation Technologies Ltd.*	63,184	1,196
Industrial & Commercial Bank of China Ltd., Class H	6,556,000	4,458
Mindray Medical International Ltd. ADR	205,955	7,489
Minth Group Ltd.	532,000	1,108
NetEase, Inc. ADR	29,206	2,296
PetroChina Co. Ltd., Class H	3,176,000	3,485
Ping An Insurance Group Co. of China Ltd., Class H	572,000	5,172
Qihoo 360 Technology Co. Ltd. ADR*	15,592	1,279
SouFun Holdings Ltd. ADR	20,803	1,714
Tencent Holdings Ltd.	64,100	4,118
Weichai Power Co. Ltd., Class H	2,132,000	8,678
WuXi PharmaTech Cayman, Inc. ADR*	36,639	1,406

		114,961

NORTHERN FUNDS QUARTERLY REPORT    1    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.1% continued
Colombia - 0.2%
Bancolombia S.A. ADR	117,111	$5,741

Czech Republic - 0.2%
Komercni Banka A.S.	24,230	5,409

Denmark - 1.1%
Carlsberg A/S, Class B	115,000	12,775
GN Store Nord A/S	165,771	4,086
Novo Nordisk A/S, Class B	65,808	12,124
Pandora A/S	21,026	1,147
SimCorp A/S*	43,264	1,709

		31,841

Finland - 0.3%
Sampo OYJ, Class A	145,268	7,170

France - 8.4%
Accor S.A.	126,923	6,001
Air Liquide S.A.	26,818	3,802
AXA S.A.	1,206,073	33,641
BNP Paribas S.A.	233,328	18,270
Cap Gemini S.A.	170,046	11,531
Carrefour S.A.	190,884	7,570
Cie de St-Gobain	228,894	12,651
Danone	227,558	16,416
Essilor International S.A.	49,504	5,274
Eurofins Scientific S.E.	5,777	1,564
Hermes International	6,846	2,487
JCDecaux S.A.	97,206	4,015
Legrand S.A.	105,470	5,816
L’Oreal S.A.	69,858	12,302
LVMH Moet Hennessy Louis Vuitton S.A.	14,251	2,609
Orange S.A.	535,703	6,658
Pernod Ricard S.A.	77,377	8,835
Publicis Groupe S.A.	38,142	3,501
Sanofi	234,240	24,934
Schneider Electric S.A.	136,787	12,006
Societe Generale S.A.	148,018	8,644
Total S.A.	123,710	7,583
Unibail-Rodamco S.E.	47,640	12,234
Valeo S.A.	30,492	3,378
Vinci S.A.	55,829	3,679
Zodiac Aerospace	10,749	1,909

		237,310

Germany - 6.2%
Adidas A.G.	45,920	5,854
Allianz S.E. (Registered)	112,386	20,159
BASF S.E.	54,391	5,800
Bayer A.G. (Registered)	35,435	4,971
Bayerische Motoren Werke A.G.	108,588	12,734
Bertrandt A.G.	8,596	1,313
Brenntag A.G.	16,750	3,112
Continental A.G.	27,679	6,072
Daimler A.G. (Registered)	197,568	17,102
Deutsche Boerse A.G.	249,543	20,722
E.ON S.E.	232,500	4,285
Fresenius Medical Care A.G. & Co. KGaA	50,258	3,577
Fresenius S.E. & Co. KGaA	32,170	4,940
Infineon Technologies A.G.	459,026	4,902
Linde A.G.	55,260	11,573
MorphoSys A.G.*	12,509	963
OSRAM Licht A.G.*	29,590	1,672
ProSiebenSat.1 Media A.G. (Registered)	100,131	4,967
SAP A.G.	149,419	12,811
Siemens A.G. (Registered)	155,487	21,245
Symrise A.G.	113,465	5,230
Wincor Nixdorf A.G.	25,666	1,791
Wirecard A.G.	30,067	1,189

		176,984

Hong Kong - 2.7%
AIA Group Ltd.	995,000	5,016
BOC Hong Kong Holdings Ltd.	3,770,600	12,128
Cheung Kong Holdings Ltd.	705,239	11,171
China High Precision Automation Group Ltd.(1) *	982,000	155
China Mobile Ltd.	1,553,987	16,176
China Overseas Grand Oceans Group Ltd.	574,000	548
China Overseas Land & Investment Ltd.	1,070,000	3,022
Chow Tai Fook Jewellery Group Ltd.	568,200	851
Daphne International Holdings Ltd.	5,830,000	2,628
Haier Electronics Group Co. Ltd.	498,000	1,450
Hang Lung Properties Ltd.	549,000	1,744
Hutchison Telecommunications Hong Kong Holdings Ltd.	2,055,000	780
Orient Overseas International Ltd.	1,683,900	8,468
SA SA International Holdings Ltd.	882,000	1,035
Sino Biopharmaceutical Ltd.	2,816,000	2,237
Techtronic Industries Co.	1,041,500	2,959
Wharf Holdings Ltd.	794,000	6,079

		76,447

MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.1% continued
India - 1.3%
HDFC Bank Ltd. ADR	93,882	$3,234
ICICI Bank Ltd. ADR	491,933	18,285
Infosys Ltd. ADR	44,239	2,504
Tata Motors Ltd. ADR	348,772	10,742
WNS Holdings Ltd. ADR*	113,790	2,493

		37,258

Indonesia - 0.2%
Indofood Sukses Makmur Tbk PT	7,951,500	4,318

Ireland - 1.9%
Covidien PLC	126,060	8,585
CRH PLC	321,938	8,131
Experian PLC	124,290	2,294
ICON PLC*	309,605	12,511
Shire PLC	478,857	22,564

		54,085

Israel - 0.9%
Israel Chemicals Ltd.	726,000	6,050
Teva Pharmaceutical Industries Ltd. ADR	451,480	18,095

		24,145

Italy - 1.0%
Azimut Holding S.p.A.	68,612	1,892
Banca Generali S.p.A.	68,637	2,141
Intesa Sanpaolo S.p.A.	8,345,554	20,718
Pirelli & C. S.p.A.	215,784	3,745
World Duty Free S.p.A.*	92,573	1,166

		29,662

Japan - 13.2%
Amada Co. Ltd.	440,736	3,896
Astellas Pharma, Inc.	62,000	3,674
Bank of Yokohama (The) Ltd.	2,287,023	12,770
Century Tokyo Leasing Corp.	43,400	1,436
Daikin Industries Ltd.	115,500	7,208
Daiwa Securities Group, Inc.	1,074,000	10,756
Denso Corp.	447,300	23,650
Dentsu, Inc.	124,100	5,087
FamilyMart Co. Ltd.	45,400	2,074
FANUC Corp.	66,120	12,125
Fuji Heavy Industries Ltd.	354,100	10,172
Hitachi Ltd.	2,983,400	22,619
Hoya Corp.	63,900	1,778
Inpex Corp.	378,100	4,848
Isuzu Motors Ltd.	1,839,200	11,467
ITOCHU Corp.	281,800	3,488
Japan Exchange Group, Inc.	69,457	1,977
Japan Tobacco, Inc.	383,803	12,488
Kao Corp.	51,200	1,612
Keyence Corp.	13,000	5,567
Komatsu Ltd.	390,700	7,953
Kyowa Hakko Kirin Co. Ltd.	552,761	6,096
Lawson, Inc.	46,600	3,488
LIXIL Group Corp.	41,400	1,137
Makita Corp.	33,900	1,784
Miraca Holdings, Inc.	22,000	1,038
MISUMI Group, Inc.	37,500	1,180
Mitsubishi Corp.	413,774	7,941
Mitsubishi Estate Co. Ltd.	9,000	270
Mitsui & Co. Ltd.	782,700	10,914
Mizuho Financial Group, Inc.	5,347,200	11,581
MS&AD Insurance Group Holdings	267,863	7,206
Nihon Kohden Corp.	23,800	832
Nintendo Co. Ltd.	34,390	4,598
Nippon Kayaku Co. Ltd.	69,000	982
Nippon Steel & Sumitomo Metal Corp.	2,651,900	8,895
Nitto Denko Corp.	202,800	8,585
NKSJ Holdings, Inc.	257,645	7,187
ORIX Corp.	656,400	11,563
Otsuka Corp.	7,800	996
Park24 Co. Ltd.	53,600	1,011
Sawai Pharmaceutical Co. Ltd.	14,300	923
Secom Co. Ltd.	246,000	14,856
Sega Sammy Holdings, Inc.	222,000	5,662
Ship Healthcare Holdings, Inc.	31,900	1,239
SMC Corp.	65,552	16,558
SoftBank Corp.	62,600	5,488
Start Today Co. Ltd.	57,900	1,441
Sugi Holdings Co. Ltd.	82,728	3,362
Sumitomo Mitsui Financial Group, Inc.	308,900	15,952
Sumitomo Mitsui Trust Holdings, Inc.	2,470,257	13,050
Sundrug Co. Ltd.	32,000	1,432
Suruga Bank Ltd.	165,000	2,965
Suzuki Motor Corp.	279,495	7,528
THK Co. Ltd.	261,216	6,528
TOTO Ltd.	114,000	1,810
Toyota Motor Corp.	130,200	7,923
Trend Micro, Inc.	25,700	901
TS Tech Co. Ltd.	26,100	881

NORTHERN FUNDS QUARTERLY REPORT    3    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.1% continued
Japan - 13.2% continued
Tsuruha Holdings, Inc.	11,300	$1,039
United Arrows Ltd.	24,200	906

		374,373

Kenya - 0.0%
Equity Bank Ltd.	873,900	312
Kenya Commercial Bank Ltd.	1,144,400	626

		938

Malaysia - 0.3%
Genting Bhd.	1,495,200	4,692
Sime Darby Bhd.	1,437,000	4,180

		8,872

Mexico - 0.2%
Grupo Televisa S.A.B. ADR	222,508	6,733

Netherlands - 2.6%
Core Laboratories N.V.	126,534	24,162
Heineken N.V.	256,776	17,387
Reed Elsevier N.V.	147,200	3,127
Royal Dutch Shell PLC, Class A	855,723	30,501

		75,177

New Zealand - 0.0%
Ryman Healthcare Ltd.	184,657	1,191

Nigeria - 0.0%
Guaranty Trust Bank PLC	6,658,833	1,125

Norway - 2.0%
Algeta ASA*	19,631	1,163
DNB ASA	811,704	14,547
Fred Olsen Energy ASA	29,842	1,217
Norsk Hydro ASA	1,177,845	5,265
Prosafe S.E.	51,861	400
Statoil ASA	512,500	12,449
Statoil ASA ADR	372,213	8,982
Telenor ASA	541,227	12,924

		56,947

Peru - 0.1%
Credicorp Ltd.	18,271	2,425

Russia - 0.8%
Lukoil OAO ADR	153,900	9,714
Mail.ru Group Ltd. GDR (Registered)	41,962	1,874
Mobile Telesystems OJSC ADR	184,400	3,989
Sberbank of Russia ADR	493,100	6,198
Yandex N.V., Class A*	38,523	1,662

		23,437

Singapore - 1.6%
Biosensors International Group Ltd.	4,161,939	2,761
DBS Group Holdings Ltd.	178,690	2,429
Golden Agri-Resources Ltd.	35,848,982	15,512
Singapore Technologies Engineering Ltd.	1,290,000	4,060
StarHub Ltd.	433,000	1,475
United Overseas Bank Ltd.	1,091,300	18,399

		44,636

South Africa - 1.1%
Bidvest Group Ltd.	95,406	2,449
Coronation Fund Managers Ltd.	110,126	841
FirstRand Ltd.	737,393	2,530
MTN Group Ltd.	190,040	3,943
Naspers Ltd., Class N	25,471	2,663
Sasol Ltd. ADR	374,100	18,499

		30,925

South Korea - 1.4%
GS Home Shopping, Inc.	4,621	1,346
Halla Visteon Climate Control Corp.	26,440	974
Hyundai Mobis Co. Ltd.	33,949	9,452
NAVER Corp.	5,383	3,710
POSCO	24,809	7,699
POSCO ADR	22,700	1,771
Samsung Electronics Co. Ltd.	9,079	11,866
SK Telecom Co. Ltd.	16,625	3,631

		40,449

Spain - 1.8%
Amadeus IT Holding S.A., Class A	359,121	15,383
Banco Bilbao Vizcaya Argentaria S.A.	1,320,472	16,361
Banco Santander S.A.	892,508	8,054
Bankinter S.A.	280,526	1,926
Inditex S.A.	15,135	2,504
Repsol S.A.	275,655	6,965

		51,193

Sweden - 2.6%
Atlas Copco AB, Class A	653,836	18,236
Getinge AB, Class B	418,640	14,359
Hennes & Mauritz AB, Class B	76,850	3,551
Hexpol AB	26,591	1,994
Intrum Justitia AB	35,140	986

MULTI-MANAGER FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.1% continued
Sweden - 2.6% continued
Investor AB, Class B	236,540	$8,162
Sandvik AB	339,043	4,799
Svenska Cellulosa AB S.C.A., Class B	254,100	7,851
Telefonaktiebolaget LM Ericsson, Class B	425,591	5,212
Volvo AB, Class B	573,652	7,562

		72,712

Switzerland - 7.5%
ABB Ltd. (Registered)*	288,317	7,617
Burckhardt Compression Holding A.G.	2,233	981
Cie Financiere Richemont S.A. (Registered)	122,053	12,214
Credit Suisse Group A.G. (Registered)*	118,452	3,637
Credit Suisse Group A.G. ADR*	241,600	7,499
Foster Wheeler A.G.*	135,375	4,470
Geberit A.G. (Registered)*	8,978	2,746
Holcim Ltd. (Registered)*	101,320	7,617
Nestle S.A. (Registered)	285,251	20,940
Novartis A.G. (Registered)	301,010	24,090
Novartis A.G. ADR	140,588	11,300
Partners Group Holding A.G.	13,837	3,692
Roche Holding A.G. (Genusschein)	197,126	55,258
Straumann Holding A.G. (Registered)	5,494	1,036
Syngenta A.G. (Registered)	19,112	7,619
Transocean Ltd.	174,994	8,648
UBS A.G. (Registered)*	768,574	14,642
Zurich Insurance Group A.G.*	69,400	20,181

		214,187

Taiwan - 1.1%
Advanced Semiconductor Engineering, Inc.	10,435,415	9,738
Eclat Textile Co. Ltd.	90,360	1,027
MediaTek, Inc.	162,000	2,414
St. Shine Optical Co. Ltd.	35,389	1,012
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,007,747	17,575

		31,766

Turkey - 0.7%
Akbank T.A.S.	2,130,549	6,684
KOC Holding A.S. ADR	260,400	5,367
Turkiye Garanti Bankasi A.S.	2,248,325	7,307

		19,358

United Arab Emirates - 0.1%
Dragon Oil PLC	192,666	1,810
Dubai Islamic Bank PJSC	834,681	1,221
Emaar Properties PJSC	184,351	384

		3,415

United Kingdom - 18.0%
Abcam PLC	163,319	1,330
Amlin PLC	381,048	2,906
Anglo American PLC	265,051	5,825
ARM Holdings PLC	85,588	1,556
ARM Holdings PLC ADR	442,162	24,204
Ashmore Group PLC	206,227	1,379
Ashtead Group PLC	239,374	3,029
ASOS PLC*	9,780	993
AstraZeneca PLC	345,000	20,464
Aveva Group PLC	22,279	800
Babcock International Group PLC	302,770	6,796
BAE Systems PLC	1,755,700	12,688
Barclays PLC	1,566,375	7,087
Berendsen PLC	66,126	1,029
Berkeley Group Holdings PLC	82,148	3,633
BG Group PLC	715,034	15,409
Big Yellow Group PLC	40,836	324
BP PLC ADR	95,624	4,648
British American Tobacco PLC	142,568	7,649
BT Group PLC	1,520,064	9,571
BTG PLC*	156,478	1,495
Bunzl PLC	191,465	4,601
Capita PLC	344,215	5,921
Centrica PLC	941,100	5,420
Compass Group PLC	475,193	7,619
Countrywide PLC	108,728	1,074
Daily Mail & General Trust PLC, Class A	135,796	2,165
Derwent London PLC	35,956	1,489
Diageo PLC	1,339,536	44,246
Dunelm Group PLC	115,918	1,731
easyJet PLC	195,407	4,975
Elementis PLC	318,181	1,421
Ensco PLC, Class A	97,500	5,575
Genel Energy PLC*	59,539	1,062
GlaxoSmithKline PLC	437,567	11,671
Glencore Xstrata PLC*	3,079,419	16,008
Halma PLC	218,950	2,190
Hargreaves Lansdown PLC	76,562	1,722
Hays PLC	418,216	900
Howden Joinery Group PLC	348,775	1,997
HSBC Holdings PLC	1,665,646	18,269

NORTHERN FUNDS QUARTERLY REPORT    5    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.1% continued
United Kingdom - 18.0% continued
HSBC Holdings PLC	198,230	$2,160
IG Group Holdings PLC	205,222	2,099
IMI PLC	216,256	5,481
Imperial Tobacco Group PLC	320,900	12,454
InterContinental Hotels Group PLC	116,953	3,901
International Personal Finance PLC	101,533	841
ITV PLC	3,043,972	9,784
Jupiter Fund Management PLC	274,014	1,748
Keller Group PLC	59,270	1,128
Lancashire Holdings Ltd.	106,253	1,427
Lloyds Banking Group PLC*	19,169,377	25,056
Marks & Spencer Group PLC	742,200	5,335
Meggitt PLC	430,049	3,767
Nanoco Group PLC*	127,848	304
Next PLC	39,756	3,589
Noble Corp. PLC	207,840	7,788
Pearson PLC	307,268	6,825
Provident Financial PLC	42,005	1,133
Prudential PLC	702,237	15,717
Reckitt Benckiser Group PLC	61,719	4,914
Rightmove PLC	42,781	1,948
RioTinto PLC	241,400	13,622
Rio Tinto PLC ADR	188,455	10,634
Rolls-Royce Holdings PLC*	1,002,706	21,237
Rotork PLC	24,060	1,148
Sage Group (The) PLC	1,134,369	7,607
Senior PLC	163,681	833
Serco Group PLC	386,500	3,194
St. James’s Place PLC	219,164	2,642
Standard Chartered PLC	333,515	7,515
Subsea 7 S.A.	448,806	8,606
TCS Group Holding PLC GDR*	58,014	867
Tesco PLC	1,991,000	11,027
Vodafone Group PLC*	277,181	1,090
Vodafone Group PLC ADR	192,246	7,557
Whitbread PLC	60,265	3,746
Willis Group Holdings PLC	265,515	11,898
WPP PLC	343,545	7,884

		511,377

United States - 2.7%
Aon PLC	50,937	4,273
Axis Capital Holdings Ltd.	277,000	13,177
Carnival Corp.	401,921	16,145
Copa Holdings S.A., Class A	6,672	1,068
Everest Re Group Ltd.	83,459	13,009
Freeport-McMoRan Copper & Gold, Inc.	289,953	10,943
Hiscox Ltd.	176,279	2,030
MGM China Holdings Ltd.	568,000	2,436
Philip Morris International, Inc.	74,590	6,499
RenaissanceRe Holdings Ltd.	62,900	6,123

		75,703

Total Common Stocks(2) (Cost $2,218,332)		2,703,699

PREFERRED STOCKS - 1.5%
Brazil - 0.7%
Banco Bradesco S.A.*	432,950	5,417
Cia Paranaense de Energia, Class B ADR*	541,000	7,109
Itau Unibanco Holding S.A.	235,300	3,187
Itau Unibanco Holding S.A. ADR	360,359	4,890

		20,603

Germany - 0.8%
Henkel A.G. & Co. KGaA	55,678	6,459
Volkswagen A.G.	53,500	15,031

		21,490

Total Preferred Stocks(2) (Cost $42,261)		42,093

RIGHTS - 0.0%
Spain - 0.0%
Repsol S.A.*	275,655	188

Total Rights(2) (Cost $142)		188

INVESTMENT COMPANIES - 3.0%
iShares MSCI United Kingdom ETF	228,879	4,779
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(3) (4)	81,572,008	81,572

Total Investment Companies (Cost $85,476)		86,351

MULTI-MANAGER FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.2%
U.S. Treasury Bill,
0.05%, 4/10/14(5)	$4,350	$4,350

Total Short-Term Investments (Cost $4,350)		4,350

Total Investments - 99.8% (Cost $2,350,561)		2,836,681

Other Assets less Liabilities - 0.2%		6,039

NET ASSETS - 100.0%		$2,842,720

(1)	Level 3 asset that is worthless, bankrupt or has been delisted.
(2)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is an investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(4)	At March 31, 2013, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $84,920,000 with net sales of approximately $3,348,000 during the nine months ended December 31, 2013.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2013, the Multi-Manager International Equity Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
Mini MSCI EAFE Index	223	$21,383	Long	3/14	$469

At December 31, 2013, the industry sectors for the Multi-Manager International Equity Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	11.9%
Consumer Staples	9.7
Energy	9.4
Financials	27.2
Health Care	10.9
Industrials	12.5
Information Technology	7.4
Materials	6.6
Telecommunication Services	3.2
Utilities	1.2

Total	100.0%

At December 31, 2013, the Multi-Manager International Equity Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	22.6%
United States Dollar	19.2
British Pound	16.9
Japanese Yen	13.6
Swiss Franc	6.6
Hong Kong Dollar	6.4
All other currencies less than 5%	14.7

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on December 31, 2013 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

NORTHERN FUNDS QUARTERLY REPORT    7    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER INTERNATIONAL EQUITY FUND continued

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy, as of December 31, 2013:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Consumer Discretionary	$40,144	$272,009	$—	$312,153
Consumer Staples	12,723	246,474	—	259,197
Energy	88,016	171,580	—	259,596
Financials	136,742	592,166	—	728,908
Health Care	59,386	241,781	—	301,167
Industrials	23,986	319,638	—	343,624
Information Technology	60,524	142,579	155	203,258
Materials	56,028	126,119	—	182,147
Telecommunication Services	16,784	71,887	—	88,671
Utilities	15,274	9,704	—	24,978
Preferred Stocks
Consumer Discretionary	—	15,031	—	15,031
Consumer Staples	—	6,459	—	6,459
Financials	4,890	8,604	—	13,494
Utilities	7,109	—	—	7,109
Rights
Energy	188	—	—	188
Investment Companies	86,351	—	—	86,351
Short-Term Investments	—	4,350	—	4,350

Total Investments	$608,145	$2,228,381	$155	$2,836,681

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$469	$—	$—	$469

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At December 31, 2013, the Fund had transfers from Level 1 to Level 2 as dislcosed below:

Transfers from Level 1 to Level 2
Industry	Value (000S)	Reason
Common Stocks
Consumer Discretionary	$72,213	Valuations at last trade with foreign fair value adjustments
Consumer Staples	23,883	Valuations at last trade with foreign fair value adjustments
Energy	22,043	Valuations at last trade with foreign fair value adjustments
Financials	107,562	Valuations at last trade with foreign fair value adjustments
Health Care	5,950	Valuations at last trade with foreign fair value adjustments
Industrials	99,912	Valuations at last trade with foreign fair value adjustments
Information Technology	54,390	Valuations at last trade with foreign fair value adjustments
Materials	29,235	Valuations at last trade with foreign fair value adjustments
Preferred Stocks
Financials	5,417	Valuations at last trade with foreign fair value adjustments

Total	$420,605

U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/13 (000S)	REALIZED GAINS (000S)	REALIZED LOSSES (000S)	CHANGE IN UNREALIZED APPRE- CIATION (000S)	CHANGE IN UNREALIZED DEPRE- CIATION (000S)	PUR- CHASES (000S)	SALES (000S)	TRANS- FERS INTO LEVEL 3 (000S)	TRANS- FERS OUT OF LEVEL 3 (000S)	BALANCE AS OF 12/31/13 (000S)
Common Stock
Information Technology	$157	$—	$—	$—	$(2)	$—	$—	$—	$—	$155

The Fund valued certain securities using prices provided by Asset Management PVC. The amount of change in net unrealized appreciation (depreciation) on investments in Level 3 securities still held at December 31, 2013 was approximately ($2).

MULTI-MANAGER FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	FAIR VALUE AT 12/31/13 (000S)	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS
Common Stock	$155	Market Transaction and Analysis	Discovery price set at halt

The significant unobservable input used in the fair value measurement of the common stock was market transaction and analysis. Significant increases (decreases) in discovery prices would result in a significantly higher (lower) fair value measurement.

Federal Tax Information:

At December 31, 2013, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$2,383,653

Gross tax appreciation of investments	$523,362
Gross tax depreciation of investments	(70,334)

Net tax appreciation of investments	$453,028

NORTHERN FUNDS QUARTERLY REPORT    9    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER LARGE CAP FUND	DECEMBER 31, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7%
Advertising - 0.3%
Aimia, Inc.	129,900	$2,384

Aerospace/Defense - 3.2%
Boeing (The) Co.	24,885	3,397
Northrop Grumman Corp.	81,300	9,318
Raytheon Co.	65,300	5,923
Rolls-Royce Holdings PLC ADR	9,450	1,002
United Technologies Corp.	22,684	2,581

		22,221

Agriculture - 1.9%
Archer-Daniels-Midland Co.	141,000	6,119
Philip Morris International, Inc.	77,900	6,788

		12,907

Apparel - 2.2%
Michael Kors Holdings Ltd.*	21,837	1,773
NIKE, Inc., Class B	132,894	10,451
Ralph Lauren Corp.	9,183	1,621
Under Armour, Inc., Class A*	17,991	1,571

		15,416

Auto Manufacturers - 0.2%
Tesla Motors, Inc.*	9,679	1,456

Auto Parts & Equipment - 0.9%
Johnson Controls, Inc.	116,200	5,961

Banks - 4.1%
Bank of America Corp.	367,300	5,719
Bank of New York Mellon (The) Corp.	174,600	6,101
Citigroup, Inc.	88,400	4,606
Goldman Sachs Group (The), Inc.	17,171	3,044
JPMorgan Chase & Co.	90,700	5,304
Morgan Stanley	70,138	2,200
SunTrust Banks, Inc.	44,400	1,634

		28,608

Beverages - 0.4%
Coca-Cola (The) Co.	18,700	773
Diageo PLC ADR	12,659	1,676

		2,449

Biotechnology - 4.2%
Alexion Pharmaceuticals, Inc.*	21,549	2,867
Amgen, Inc.	30,986	3,537
Biogen Idec, Inc.*	25,813	7,221
Celgene Corp.*	31,404	5,306
Gilead Sciences, Inc.*	89,112	6,697
Illumina, Inc.*	7,542	834
Vertex Pharmaceuticals, Inc.*	38,350	2,850

		29,312

Chemicals - 1.8%
BASF S.E. ADR	18,600	2,005
E.I. du Pont de Nemours & Co.	95,500	6,204
Monsanto Co.	36,283	4,229

		12,438

Commercial Services - 1.5%
Mastercard, Inc., Class A	9,610	8,029
Western Union (The) Co.	154,000	2,656

		10,685

Computers - 3.0%
Apple, Inc.	15,850	8,894
EMC Corp.	292,787	7,364
Hewlett-Packard Co.	169,100	4,731

		20,989

Cosmetics/Personal Care - 1.4%
Estee Lauder (The) Cos., Inc., Class A	130,790	9,851

Diversified Financial Services - 0.7%
Visa, Inc., Class A	20,245	4,508

Electric - 2.4%
American Electric Power Co., Inc.	16,500	771
Edison International	125,900	5,829
Entergy Corp.	51,200	3,240
Exelon Corp.	171,400	4,695
NextEra Energy, Inc.	26,900	2,303

		16,838

Electronics - 0.2%
TE Connectivity Ltd.	27,600	1,521

Engineering & Construction - 0.5%
Fluor Corp.	20,200	1,622
KBR, Inc.	48,800	1,556

		3,178

Environmental Control - 0.8%
Waste Management, Inc.	129,900	5,829

Food - 5.2%
ConAgra Foods, Inc.	47,400	1,597
Kraft Foods Group, Inc.	109,300	5,893
Mondelez International, Inc., Class A	453,363	16,004

NORTHERN FUNDS QUARTERLY REPORT    1    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER LARGE CAP FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7% continued
Food - 5.2% continued
Sprouts Farmers Market, Inc.*	12,861	$494
Tyson Foods, Inc., Class A	57,500	1,924
Whole Foods Market, Inc.	170,163	9,841

		35,753

Healthcare - Products - 0.9%
Baxter International, Inc.	86,100	5,988

Healthcare - Services - 0.7%
Quest Diagnostics, Inc.	94,300	5,049

Home Builders - 0.2%
Lennar Corp., Class B	44,264	1,493

Household Products/Wares - 0.6%
Tupperware Brands Corp.	40,200	3,800

Insurance - 5.1%
Allstate (The) Corp.	108,300	5,907
American International Group, Inc.	73,000	3,727
CNO Financial Group, Inc.	499,000	8,827
ING US, Inc.	95,500	3,357
Marsh & McLennan Cos., Inc.	122,300	5,914
Travelers (The) Cos., Inc.	65,100	5,894
XL Group PLC	48,300	1,538

		35,164

Internet - 5.6%
Amazon.com, Inc.*	16,595	6,618
eBay, Inc.*	163,197	8,958
Facebook, Inc., Class A*	62,773	3,431
Google, Inc., Class A*	6,555	7,346
LinkedIn Corp., Class A*	13,855	3,004
Netflix, Inc.*	5,758	2,120
priceline.com, Inc.*	3,952	4,594
TripAdvisor, Inc.*	10,978	909
Twitter, Inc.*	20,477	1,304
Youku Tudou, Inc. ADR*	9,502	288

		38,572

Iron/Steel - 0.3%
Carpenter Technology Corp.	37,200	2,314

Machinery - Diversified - 0.1%
Flowserve Corp.	11,600	914

Media - 2.1%
Discovery Communications, Inc., Class A*	29,272	2,647
Twenty-First Century Fox, Inc., Class A	31,073	1,093
Walt Disney (The) Co.	138,445	10,577

		14,317

Metal Fabrication/Hardware - 0.5%
Precision Castparts Corp.	13,059	3,517

Mining - 0.2%
Alcoa, Inc.	123,200	1,310

Office/Business Equipment - 0.9%
Xerox Corp.	502,000	6,109

Oil & Gas - 7.0%
BP PLC ADR	67,100	3,262
Chesapeake Energy Corp.	54,800	1,487
Chevron Corp.	47,300	5,908
Concho Resources, Inc.*	18,961	2,048
ConocoPhillips	100,000	7,065
Ensco PLC, Class A	144,400	8,257
EOG Resources, Inc.	11,889	1,995
Exxon Mobil Corp.	33,000	3,340
Marathon Oil Corp.	160,000	5,648
Occidental Petroleum Corp.	62,000	5,896
Royal Dutch Shell PLC ADR	48,900	3,485

		48,391

Oil & Gas Services - 1.3%
FMC Technologies, Inc.*	16,261	849
Halliburton Co.	111,400	5,653
Schlumberger Ltd.	26,388	2,378

		8,880

Pharmaceuticals - 11.3%
Abbott Laboratories	55,945	2,144
Actavis PLC*	5,000	840
Allergan, Inc.	28,092	3,120
Bristol-Myers Squibb Co.	67,416	3,583
Cardinal Health, Inc.	89,500	5,979
Eli Lilly & Co.	108,600	5,539
Express Scripts Holding Co.*	138,487	9,727
Herbalife Ltd.	66,500	5,234
Johnson & Johnson	137,139	12,561
Merck & Co., Inc.	260,179	13,022
Novo Nordisk A/S ADR	15,234	2,815
Perrigo Co. Plc	11,993	1,840
Pfizer, Inc.	372,365	11,406

		77,810

MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7% continued
Real Estate Investment Trusts - 0.2%
American Tower Corp.	21,191	$1,691

Retail - 10.6%
Cash America International, Inc.	76,600	2,934
Chipotle Mexican Grill, Inc.*	3,276	1,745
Coach, Inc.	125,849	7,064
Costco Wholesale Corp.	85,187	10,138
CVS Caremark Corp.	192,925	13,808
Dunkin’ Brands Group, Inc.	41,469	1,999
Home Depot (The), Inc.	9,500	782
Inditex S.A. ADR	105,530	3,485
Lowe’s Cos., Inc.	124,600	6,174
Nordstrom, Inc.	114,667	7,086
Starbucks Corp.	25,309	1,984
Swatch Group (The) A.G. ADR	57,413	1,906
TJX Cos., Inc.	174,174	11,100
Wal-Mart Stores, Inc.	38,600	3,037

		73,242

Semiconductors - 3.3%
Applied Materials, Inc.	100,000	1,769
ARM Holdings PLC ADR	29,880	1,636
Broadcom Corp., Class A	210,100	6,229
Intel Corp.	238,000	6,179
QUALCOMM, Inc.	95,452	7,087

		22,900

Software - 6.2%
Adobe Systems, Inc.*	156,310	9,360
CA, Inc.	215,000	7,235
FireEye, Inc.*	10,464	456
Microsoft Corp.	145,100	5,431
Oracle Corp.	221,721	8,483
Red Hat, Inc.*	41,119	2,304
Salesforce.com, Inc.*	52,727	2,910
Splunk, Inc.*	29,297	2,012
Tableau Software, Inc., Class A*	6,662	459
VMware, Inc., Class A*	24,368	2,186
Workday, Inc., Class A*	20,942	1,742

		42,578

Telecommunications - 4.8%
AT&T, Inc.	165,300	5,812
Cisco Systems, Inc.	272,600	6,120
Crown Castle International Corp.*	93,926	6,897
Motorola Solutions, Inc.	88,114	5,948
Verizon Communications, Inc.	116,300	5,715
Vodafone Group PLC ADR	74,400	2,924

		33,416

Transportation - 0.9%
Canadian Pacific Railway Ltd.	13,294	2,011
FedEx Corp.	8,800	1,265
Kansas City Southern	6,846	848
Union Pacific Corp.	12,516	2,103

		6,227

Total Common Stocks (Cost $473,672)		675,986

INVESTMENT COMPANIES - 2.2%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(1) (2)	15,531,477	15,531

Total Investment Companies (Cost $15,531)		15,531

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.1%
U.S. Treasury Bill,
0.05%, 4/10/14(3)	$380	$380

Total Short-Term Investments (Cost $380)		380

Total Investments - 100.0% (Cost $489,583)		691,897

Other Assets less Liabilities - 0.0%		26

NET ASSETS - 100.0%		$691,923

(1)	At March 31, 2013, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $30,376,000 with net sales of approximately $14,845,000 during the nine months ended December 31, 2013.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is an investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(3)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

NORTHERN FUNDS QUARTERLY REPORT    3    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER LARGE CAP FUND continued	DECEMBER 31, 2013 (UNAUDITED)

At December 31, 2013, the Multi-Manager Large Cap Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
E-mini S&P 500	81	$7,456	Long	3/14	$23

At December 31, 2013, the industry sectors for the Multi-Manager Large Cap Fund were:

INDUSTRY SECTOR	% OF LONG- TERM INVESTMENTS
Consumer Discretionary	15.1%
Consumer Staples	13.8
Energy	8.5
Financials	10.1
Health Care	16.7
Industrials	6.2
Information Technology	21.5
Materials	2.4
Telecommunication Services	3.2
Utilities	2.5

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy, as of December 31, 2013:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$675,986	(1)	$—	$—	$675,986
Investment Companies	15,531		—	—	15,531
Short-Term Investments	—		380	—	380

Total Investments	$691,517		$380	$—	$691,897

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$23		$—	$—	$23

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At December 31, 2013 there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Federal Tax Information:

At December 31, 2013, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$496,036

Gross tax appreciation of investments	$197,945
Gross tax depreciation of investments	(2,084)

Net tax appreciation of investments	$195,861

MULTI-MANAGER FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER MID CAP FUND	DECEMBER 31, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4%
Aerospace/Defense - 1.4%
Alliant Techsystems, Inc.	35,500	$4,320
Exelis, Inc.	79,700	1,519
L-3 Communications Holdings, Inc.	33,000	3,526
Northrop Grumman Corp.	26,800	3,072
Raytheon Co.	21,500	1,950

		14,387

Agriculture - 0.8%
Archer-Daniels-Midland Co.	58,700	2,548
Lorillard, Inc.	104,350	5,288

		7,836

Airlines - 1.0%
American Airlines Group, Inc.*	153,000	3,863
Delta Air Lines, Inc.	183,750	5,048
SkyWest, Inc.	68,200	1,011

		9,922

Apparel - 1.3%
Hanesbrands, Inc.	55,450	3,897
Under Armour, Inc., Class A*	101,283	8,842

		12,739

Auto Manufacturers - 0.2%
Oshkosh Corp.	42,200	2,126

Auto Parts & Equipment - 1.8%
Autoliv, Inc.	22,000	2,019
Cooper Tire & Rubber Co.	91,000	2,188
Goodyear Tire & Rubber (The) Co.	62,100	1,481
Lear Corp.	47,150	3,818
Magna International, Inc.	57,015	4,679
TRW Automotive Holdings Corp.*	54,000	4,017

		18,202

Banks - 5.6%
Banco Latinoamericano de Comercio Exterior S.A., Class E	57,900	1,622
Capital One Financial Corp.	20,200	1,548
CIT Group, Inc.	35,125	1,831
East West Bancorp, Inc.	210,716	7,369
Fifth Third Bancorp	293,275	6,168
Huntington Bancshares, Inc.	1,143,575	11,035
KeyCorp	286,700	3,847
Regions Financial Corp.	977,825	9,671
Signature Bank*	73,272	7,871
State Street Corp.	20,100	1,475
Webster Financial Corp.	121,800	3,798

		56,235

Biotechnology - 0.2%
Myriad Genetics, Inc.*	22,800	479
United Therapeutics Corp.*	13,700	1,549

		2,028

Chemicals - 1.7%
A. Schulman, Inc.	1,300	46
Cabot Corp.	29,200	1,501
CF Industries Holdings, Inc.	6,200	1,445
Huntsman Corp.	300,225	7,385
Methanex Corp.	27,400	1,623
Sigma-Aldrich Corp.	50,037	4,704

		16,704

Coal - 0.5%
Peabody Energy Corp.	252,750	4,936

Commercial Services - 2.7%
Convergys Corp.	72,300	1,522
CoStar Group, Inc.*	31,574	5,828
Manpowergroup, Inc.	101,000	8,672
PAREXEL International Corp.*	110,884	5,010
RR Donnelley & Sons Co.	208,800	4,234
Science Applications International Corp.	7,271	240
TeleTech Holdings, Inc.*	39,600	948

		26,454

Communications - 0.4%
TiVo, Inc.*	267,625	3,511

Computers - 3.4%
Cognizant Technology Solutions Corp., Class A*	96,511	9,746
IHS, Inc., Class A*	58,778	7,036
Lexmark International, Inc., Class A	52,200	1,854
MICROS Systems, Inc.*	119,697	6,867
SanDisk Corp.	26,950	1,901
Seagate Technology PLC	43,200	2,426
Sykes Enterprises, Inc.*	69,800	1,522
Western Digital Corp.	29,100	2,442

		33,794

Consumer Discretionary - 0.1%
Harman International Industries, Inc.	15,800	1,293

NORTHERN FUNDS QUARTERLY REPORT     1    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER MID CAP FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4% continued
Distribution/Wholesale - 2.1%
Beacon Roofing Supply, Inc.*	100,896	$4,064
Fastenal Co.	94,379	4,484
Ingram Micro, Inc., Class A*	55,300	1,297
LKQ Corp.*	334,644	11,010

		20,855

Diversified Financial Services - 4.0%
Affiliated Managers Group, Inc.*	39,662	8,602
Aircastle Ltd.	85,800	1,644
Ameriprise Financial, Inc.	32,200	3,705
Discover Financial Services	84,550	4,731
IntercontinentalExchange Group, Inc.	35,074	7,889
Invesco Ltd.	243,475	8,862
Nationstar Mortgage Holdings, Inc.*	73,600	2,720
Raymond James Financial, Inc.	42,598	2,223

		40,376

Electric - 4.3%
AES Corp.	433,275	6,287
Ameren Corp.	239,090	8,645
American Electric Power Co., Inc.	69,700	3,258
Avista Corp.	68,900	1,942
Cleco Corp.	99,100	4,620
CMS Energy Corp.	260,800	6,982
Edison International	65,000	3,010
Entergy Corp.	51,129	3,235
Portland General Electric Co.	35,200	1,063
Public Service Enterprise Group, Inc.	128,100	4,104

		43,146

Electrical Components & Equipment - 2.0%
AMETEK, Inc.	151,851	7,998
Energizer Holdings, Inc.	68,500	7,414
Generac Holdings, Inc.	88,250	4,999

		20,411

Electronics - 2.7%
Agilent Technologies, Inc.	89,625	5,126
Amphenol Corp., Class A	91,386	8,150
Avnet, Inc.	34,900	1,539
TE Connectivity Ltd.	35,600	1,962
Tech Data Corp.*	31,200	1,610
Trimble Navigation Ltd.*	208,647	7,240
Vishay Intertechnology, Inc.*	76,700	1,017

		26,644

Engineering & Construction - 0.5%
Engility Holdings, Inc.*	9,449	316
Tutor Perini Corp.*	57,000	1,499
URS Corp.	54,000	2,861

		4,676

Environmental Control - 0.7%
Stericycle, Inc.*	58,125	6,752

Food - 2.4%
Fresh Del Monte Produce, Inc.	42,800	1,211
Hain Celestial Group (The), Inc.*	45,125	4,097
JM Smucker (The) Co.	55,133	5,713
Kroger (The) Co.	80,400	3,178
Safeway, Inc.	21,700	707
SUPERVALU, Inc.*	403,525	2,942
Tyson Foods, Inc., Class A	168,300	5,631

		23,479

Gas - 0.6%
Atmos Energy Corp.	140,025	6,360

Healthcare - Products - 3.1%
Align Technology, Inc.*	112,213	6,413
Boston Scientific Corp.*	258,125	3,103
CR Bard, Inc.	35,722	4,785
Sirona Dental Systems, Inc.*	64,826	4,551
St. Jude Medical, Inc.	40,050	2,481
Varian Medical Systems, Inc.*	93,915	7,296
Zimmer Holdings, Inc.	27,300	2,544

		31,173

Healthcare - Services - 1.5%
Aetna, Inc.	124,000	8,505
Cigna Corp.	18,000	1,575
Community Health Systems, Inc.*	27,400	1,076
Universal Health Services, Inc., Class B	49,035	3,984

		15,140

Home Furnishings - 0.7%
Whirlpool Corp.	43,450	6,816

Household Products/Wares - 0.6%
Church & Dwight Co., Inc.	91,648	6,074

Insurance - 5.9%
Aflac, Inc.	13,700	915
Allstate (The) Corp.	92,000	5,018
American Financial Group, Inc.	39,700	2,292
Aspen Insurance Holdings Ltd.	30,700	1,268

MULTI-MANAGER FUNDS     2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4% continued
Insurance - 5.9% continued
Assurant, Inc.	27,900	$1,852
Brown & Brown, Inc.	96,787	3,038
Endurance Specialty Holdings Ltd.	23,200	1,361
Everest Re Group Ltd.	34,775	5,420
Hartford Financial Services Group, Inc.	53,300	1,931
HCC Insurance Holdings, Inc.	93,375	4,308
ING US, Inc.	229,050	8,051
Lincoln National Corp.	155,875	8,046
Montpelier Re Holdings Ltd.	33,200	966
PartnerRe Ltd.	10,700	1,128
Principal Financial Group, Inc.	42,300	2,086
Unum Group	154,175	5,409
Validus Holdings Ltd.	131,525	5,299

		58,388

Internet - 0.6%
Web.com Group, Inc.*	176,025	5,596

Iron/Steel - 0.8%
Gerdau S.A. ADR*	860,175	6,744
Reliance Steel & Aluminum Co.	16,300	1,236

		7,980

Leisure Time - 1.0%
Polaris Industries, Inc.	69,960	10,189

Lodging - 0.6%
MGM Resorts International*	151,475	3,562
Starwood Hotels & Resorts Worldwide, Inc.	24,490	1,946

		5,508

Machinery - Construction & Mining - 0.4%
Hyster-Yale Materials Handling, Inc.	15,858	1,477
Terex Corp.	56,150	2,358

		3,835

Machinery - Diversified - 3.4%
AGCO Corp.	67,400	3,990
Chart Industries, Inc.*	52,063	4,979
IDEX Corp.	90,226	6,663
Middleby (The) Corp.*	17,303	4,152
NACCO Industries, Inc., Class A	7,929	493
Roper Industries, Inc.	37,540	5,206
Wabtec Corp.	107,592	7,991

		33,474

Media - 0.8%
FactSet Research Systems, Inc.	26,793	2,909
Gannett Co., Inc.	181,150	5,359

		8,268

Mining - 0.3%
Barrick Gold Corp.	180,400	3,180

Miscellaneous Manufacturing - 1.4%
Dover Corp.	15,880	1,533
ITT Corp.	74,925	3,253
Pall Corp.	54,842	4,681
Parker Hannifin Corp.	37,385	4,809

		14,276

Office/Business Equipment - 0.6%
Xerox Corp.	460,825	5,608

Oil & Gas - 6.5%
Chesapeake Energy Corp.	262,400	7,122
Cimarex Energy Co.	67,925	7,126
Concho Resources, Inc.*	62,626	6,764
Helmerich & Payne, Inc.	48,500	4,078
Hess Corp.	32,300	2,681
Marathon Petroleum Corp.	39,400	3,614
Murphy Oil Corp.	64,200	4,165
Oasis Petroleum, Inc.*	115,245	5,413
Range Resources Corp.	69,206	5,835
Tesoro Corp.	44,100	2,580
Valero Energy Corp.	76,100	3,835
Western Refining, Inc.	160,400	6,803
Whiting Petroleum Corp.*	83,650	5,175

		65,191

Oil & Gas Services - 1.0%
MRC Global, Inc.*	169,100	5,455
Oceaneering International, Inc.	43,177	3,406
Superior Energy Services, Inc.*	45,927	1,222

		10,083

Packaging & Containers - 1.3%
Graphic Packaging Holding Co.*	390,700	3,751
Owens-Illinois, Inc.*	219,425	7,851
Rock Tenn Co., Class A	12,200	1,281

		12,883

Pharmaceuticals - 2.5%
Cardinal Health, Inc.	121,000	8,084
Catamaran Corp.*	88,418	4,198
Omnicare, Inc.	55,025	3,321
Perrigo Co. Plc	51,560	7,912

NORTHERN FUNDS QUARTERLY REPORT     3    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER MID CAP FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4% continued
Pharmaceuticals - 2.5% continued
Questcor Pharmaceuticals, Inc.	19,200	$1,046
USANA Health Sciences, Inc.*	11,500	869

		25,430

Real Estate - 0.2%
CBRE Group, Inc., Class A*	82,100	2,159

Real Estate Investment Trusts - 5.4%
Annaly Capital Management, Inc.	137,500	1,371
Ashford Hospitality Prime, Inc.	18,380	335
Ashford Hospitality Trust, Inc.	91,900	761
BioMed Realty Trust, Inc.	296,500	5,373
Brandywine Realty Trust	479,000	6,749
Capstead Mortgage Corp.	83,900	1,014
CBL & Associates Properties, Inc.	386,050	6,933
CommonWealth REIT	67,400	1,571
DuPont Fabros Technology, Inc.	131,300	3,244
Government Properties Income Trust	65,000	1,615
Hospitality Properties Trust	90,400	2,443
Inland Real Estate Corp.	155,800	1,639
Lexington Realty Trust	186,700	1,906
Liberty Property Trust	166,425	5,637
MFA Financial, Inc.	210,700	1,488
Omega Healthcare Investors, Inc.	85,500	2,548
PennyMac Mortgage Investment Trust	79,100	1,816
Sunstone Hotel Investors, Inc.	91,900	1,231
Weyerhaeuser Co.	205,125	6,476

		54,150

Retail - 8.3%
Best Buy Co., Inc.	157,800	6,293
Chipotle Mexican Grill, Inc.*	14,310	7,624
Copart, Inc.*	166,592	6,106
Dick’s Sporting Goods, Inc.	132,194	7,680
Dillard’s, Inc., Class A	52,550	5,108
DSW, Inc., Class A	152,683	6,524
GameStop Corp., Class A	34,700	1,709
Guess?, Inc.	43,050	1,338
Kohl’s Corp.	68,300	3,876
Macy’s, Inc.	72,000	3,845
O’Reilly Automotive, Inc.*	67,842	8,732
Panera Bread Co., Class A*	29,988	5,299
Rite Aid Corp.*	468,175	2,369
Tractor Supply Co.	137,159	10,641
Ulta Salon Cosmetics & Fragrance, Inc.*	39,454	3,808
Wendy’s (The) Co.	212,500	1,853

		82,805

Semiconductors - 2.0%
First Solar, Inc.*	61,900	3,382
Lam Research Corp.*	95,075	5,177
Marvell Technology Group Ltd.	130,400	1,875
Micron Technology, Inc.*	173,475	3,775
NXP Semiconductor N.V.*	84,000	3,858
Skyworks Solutions, Inc.*	66,100	1,888

		19,955

Shipbuilding - 0.2%
Huntington Ingalls Industries, Inc.	21,260	1,914

Software - 5.4%
ANSYS, Inc.*	84,725	7,388
CA, Inc.	66,900	2,251
Cerner Corp.*	159,616	8,897
Citrix Systems, Inc.*	51,081	3,231
CommVault Systems, Inc.*	52,851	3,958
Electronic Arts, Inc.*	101,225	2,322
Fiserv, Inc.*	134,418	7,937
Intuit, Inc.	93,514	7,137
Red Hat, Inc.*	120,190	6,735
Tyler Technologies, Inc.*	42,471	4,338

		54,194

Technology - 0.1%
Leidos Holdings, Inc.	12,725	592

Telecommunications - 1.4%
Comtech Telecommunications Corp.	17,600	555
Corning, Inc.	108,700	1,937
Finisar Corp.*	250,750	5,998
Harris Corp.	48,100	3,358
USA Mobility, Inc.	41,200	588
Vonage Holdings Corp.*	416,700	1,388

		13,824

Textiles - 0.3%
Mohawk Industries, Inc.*	19,700	2,933

Transportation - 1.5%
Genesee & Wyoming, Inc., Class A*	52,372	5,030
JB Hunt Transport Services, Inc.	72,000	5,566
Swift Transportation Co.*	165,075	3,666

MULTI-MANAGER FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.4% continued
Transportation - 1.5% continued
Tidewater, Inc.	6,850	$406

		14,668

Trucking & Leasing - 0.2%
AMERCO*	7,300	1,736

Total Common Stocks (Cost $711,172)		980,888

INVESTMENT COMPANIES - 1 .5%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(1) (2)	14,839,484	14,839

Total Investment Companies (Cost $14,839)		14,839

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.1%
U.S. Treasury Bill,
0.05%, 4/10/14(3)	$995	$995

Total Short-Term Investments (Cost $995)		995

Total Investments - 100.0% (Cost $727,006)		996,722

Other Assets less Liabilities - 0.0%		8

NET ASSETS - 100.0%		$996,730

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is an investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(2)	At March 31, 2013, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $15,970,000 with net sales of approximately $1,131,000 during the nine months ended December 31, 2013.
(3)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2013, the Multi-Manager Mid Cap Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
E-Mini S&P MidCap 400	20	$2,679	Long	3/14	$8

At December 31, 2013, the industry sectors for the Multi-Manager Mid Cap Fund were :

INDUSTRY SECTOR	% OF LONG TERM INVESTMENTS
Consumer Discretionary	15.2%
Consumer Staples	4.9
Energy	7.7
Financials	21.4
Health Care	9.4
Industrials	16.5
Information Technology	15.6
Materials	4.1
Telecommunication Services	0.2
Utilities	5.0

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of December 31, 2013:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$980,888	(1)	$—	$—	$980,888
Investment Companies	14,839		—	—	14,839
Short-Term Investments	—		995	—	995

Total Investments	$995,727		$995	$—	$996,722

OTHER FINANCIAL INTRUMENTS
Assets
Futures Contracts	$8		$—	$—	$8

(1)	Classifications as defined in the Schedule of Investments.

NORTHERN FUNDS QUARTERLY REPORT    5    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER MID CAP FUND continued	DECEMBER 31, 2013 (UNAUDITED)

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At December 31, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Federal Tax Information:

At December 31, 2013, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$731,501

Gross tax appreciation of investments	$272,941
Gross tax depreciation of investments	(7,720)

Net tax appreciation of investments	$265,221

MULTI-MANAGER FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER SMALL CAP FUND	DECEMBER 31, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.1%
Advertising - 0.5%
Interpublic Group of (The) Cos., Inc.	16,800	$297
MDC Partners, Inc., Class A	72,111	1,840

		2,137

Aerospace/Defense - 1.6%
Aerovironment, Inc.*	10,300	300
Alliant Techsystems, Inc.	5,100	621
Cubic Corp.	12,732	671
Curtiss-Wright Corp.	15,510	965
Embraer S.A. ADR*	8,800	283
Kaman Corp.	41,485	1,648
Teledyne Technologies, Inc.*	19,453	1,787

		6,275

Airlines - 0.2%
JetBlue Airways Corp.*	117,800	1,007

Apparel - 0.3%
Quiksilver, Inc.*	159,400	1,398

Auto Parts & Equipment - 3.5%
Dorman Products, Inc.*	73,054	4,096
Gentherm, Inc.*	196,955	5,280
Meritor, Inc.*	215,600	2,249
Miller Industries, Inc.	104,692	1,951
Standard Motor Products, Inc.	16,630	612

		14,188

Banks - 4.6%
Associated Banc-Corp.	51,500	896
Bank of the Ozarks, Inc.	16,250	920
CapitalSource, Inc.	150,590	2,164
Cardinal Financial Corp.	17,900	322
Cass Information Systems, Inc.	19,598	1,320
Columbia Banking System, Inc.	30,910	850
Community Bank System, Inc.	14,660	582
First Horizon National Corp.	287,385	3,348
Fulton Financial Corp.	50,545	661
Hancock Holding Co.	32,140	1,179
Iberiabank Corp.	17,000	1,068
Synovus Financial Corp.	238,400	858
Trustmark Corp.	22,300	599
Webster Financial Corp.	50,170	1,564
Westamerica Bancorporation	17,292	976
Wintrust Financial Corp.	22,629	1,044

		18,351

Biotechnology - 0.2%
Ligand Pharmaceuticals, Inc., Class B*	19,100	1,005

Building Materials - 1.2%
Masonite International Corp.*	78,600	4,716

Chemicals - 0.6%
Innophos Holdings, Inc.	17,510	851
Innospec, Inc.	24,915	1,152
Sensient Technologies Corp.	12,390	601

		2,604

Commercial Services - 12.1%
ABM Industries, Inc.	9,000	257
Advisory Board (The) Co.*	60,158	3,830
Avis Budget Group, Inc.*	47,600	1,924
Barrett Business Services, Inc.	2,010	186
Brink’s (The) Co.	33,994	1,161
CBIZ, Inc.*	137,487	1,254
Chemed Corp.	24,860	1,905
Convergys Corp.	72,460	1,525
CoStar Group, Inc.*	30,715	5,669
ExlService Holdings, Inc.*	51,565	1,424
Global Cash Access Holdings, Inc.*	42,802	428
Grand Canyon Education, Inc.*	64,837	2,827
Heidrick & Struggles International, Inc.	22,000	443
Hudson Global, Inc.*	359,355	1,445
K12, Inc.*	42,645	928
KAR Auction Services, Inc.	67,907	2,007
MAXIMUS, Inc.	137,760	6,060
Monro Muffler Brake, Inc.	54,450	3,069
PHH Corp.*	100,800	2,454
Rent-A-Center, Inc.	89,400	2,981
Ritchie Bros. Auctioneers, Inc.	91,237	2,092
Rollins, Inc.	75,215	2,278
Valassis Communications, Inc.	68,300	2,339

		48,486

Computers - 2.7%
CIBER, Inc.*	21,100	87
j2 Global, Inc.	40,030	2,002
LivePerson, Inc.*	96,980	1,437
Qualys, Inc.*	49,230	1,138
Stratasys Ltd.*	22,879	3,082
Syntel, Inc.	34,090	3,100

		10,846

NORTHERN FUNDS QUARTERLY REPORT    1    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER SMALL CAP FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.1% continued
Distribution/Wholesale - 2.8%
Beacon Roofing Supply, Inc.*	45,525	$1,834
LKQ Corp.*	112,625	3,705
MWI Veterinary Supply, Inc.*	28,900	4,930
Owens & Minor, Inc.	19,754	722

		11,191

Diversified Financial Services - 3.1%
BGC Partners, Inc., Class A	79,500	482
Ellie Mae, Inc.*	55,015	1,478
Financial Engines, Inc.	29,570	2,055
FXCM, Inc., Class A	58,800	1,049
Greenhill & Co., Inc.	22,570	1,308
Nelnet, Inc., Class A	18,408	776
Portfolio Recovery Associates, Inc.*	46,259	2,444
Regional Management Corp.*	22,200	753
WageWorks, Inc.*	36,210	2,152

		12,497

Electric - 1.6%
El Paso Electric Co.	19,600	688
Great Plains Energy, Inc.	84,200	2,041
NRG Energy, Inc.	61,523	1,767
Portland General Electric Co.	32,880	993
UNS Energy Corp.	16,250	973

		6,462

Electrical Components & Equipment - 0.6%
Belden, Inc.	7,790	549
PowerSecure International, Inc.*	116,610	2,002

		2,551

Electronics - 1.6%
Gentex Corp.	54,093	1,784
Measurement Specialties, Inc.*	24,744	1,502
National Instruments Corp.	72,634	2,326
Watts Water Technologies, Inc., Class A	10,030	620

		6,232

Engineering & Construction - 0.3%
McDermott International, Inc.*	70,400	645
Tutor Perini Corp.*	14,800	389

		1,034

Entertainment - 0.5%
Cinemark Holdings, Inc.	15,500	516
Lakes Entertainment, Inc.*	47,000	186
Six Flags Entertainment Corp.	37,062	1,365

		2,067

Environmental Control - 0.7%
Advanced Emissions Solutions, Inc.*	49,180	2,667

Food - 1.5%
Calavo Growers, Inc.	21,320	645
Fresh Market (The), Inc.*	66,195	2,681
Pinnacle Foods, Inc.	10,300	283
United Natural Foods, Inc.*	30,689	2,313

		5,922

Forest Products & Paper - 0.4%
Schweitzer-Mauduit International, Inc.	31,490	1,621

Healthcare - Products - 2.9%
Abaxis, Inc.*	27,170	1,088
Cepheid, Inc.*	64,095	2,995
Globus Medical, Inc., Class A*	38,020	767
Hanger, Inc.*	20,700	814
MiMedx Group, Inc.*	208,676	1,824
Techne Corp.	16,130	1,527
Trinity Biotech PLC ADR	25,300	636
West Pharmaceutical Services, Inc.	40,160	1,970

		11,621

Healthcare - Services - 3.3%
Bio-Reference Labs, Inc.*	41,975	1,072
ICON PLC*	70,070	2,832
IPC The Hospitalist Co., Inc.*	66,475	3,948
LifePoint Hospitals, Inc.*	39,300	2,077
MEDNAX, Inc.*	36,970	1,973
WellCare Health Plans, Inc.*	17,100	1,204

		13,106

Home Builders - 0.3%
Thor Industries, Inc.	18,480	1,021
William Lyon Homes, Class A*	11,500	254

		1,275

Household Products/Wares - 0.2%
Helen of Troy Ltd.*	12,530	620

Housewares - 0.3%
Libbey, Inc.*	24,000	504
Toro (The) Co.	9,368	596

		1,100

MULTI-MANAGER FUNDS     2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.1% continued
Insurance - 3.6%
American Equity Investment Life Holding Co.	22,447	$592
Argo Group International Holdings Ltd.	11,290	525
Aspen Insurance Holdings Ltd.	32,070	1,325
CNO Financial Group, Inc.	14,200	251
Endurance Specialty Holdings Ltd.	39,070	2,292
Global Indemnity PLC*	73,823	1,868
Horace Mann Educators Corp.	49,600	1,564
Montpelier Re Holdings Ltd.	27,780	808
National Western Life Insurance Co., Class A	1,300	291
NMI Holdings, Inc., Class A*	66,800	850
Platinum Underwriters Holdings Ltd.	16,200	993
Primerica, Inc.	21,090	905
StanCorp Financial Group, Inc.	12,906	855
Symetra Financial Corp.	59,910	1,136

		14,255

Internet - 5.3%
Boingo Wireless, Inc.*	40,610	260
ChannelAdvisor Corp.*	29,676	1,238
comScore, Inc.*	108,062	3,092
Dealertrack Technologies, Inc.*	141,710	6,813
IAC/InterActiveCorp	28,730	1,974
Liquidity Services, Inc.*	24,900	564
RetailMeNot, Inc.*	61,508	1,771
Shutterfly, Inc.*	58,085	2,958
SPS Commerce, Inc.*	28,378	1,853
ValueClick, Inc.*	27,325	639

		21,162

Media - 0.4%
LIN Media LLC, Class A*	35,600	1,022
Nexstar Broadcasting Group, Inc., Class A	10,200	569

		1,591

Mining - 1.5%
Compass Minerals International, Inc.	14,333	1,147
Horsehead Holding Corp.*	120,600	1,955
Kaiser Aluminum Corp.	25,300	1,777
Noranda Aluminum Holding Corp.	241,800	796
US Antimony Corp.*	179,600	354

		6,029

Miscellaneous Manufacturing - 1.1%
Actuant Corp., Class A	21,460	786
Barnes Group, Inc.	23,580	903
Proto Labs, Inc.*	40,045	2,851

		4,540

Oil & Gas - 1.4%
Bonanza Creek Energy, Inc.*	22,330	971
Cairn Energy PLC ADR*	30,800	278
Cobalt International Energy, Inc.*	27,200	447
Comstock Resources, Inc.	39,570	724
Energy XXI Bermuda Ltd.	34,740	940
Triangle Petroleum Corp.*	78,400	652
Western Refining, Inc.	33,990	1,442

		5,454

Oil & Gas Services - 0.9%
Dril-Quip, Inc.*	32,370	3,558

Packaging & Containers - 0.5%
Silgan Holdings, Inc.	38,602	1,854

Pharmaceuticals - 3.2%
Akorn, Inc.*	124,560	3,068
Catamaran Corp.*	51,760	2,458
Neogen Corp.*	42,284	1,932
Questcor Pharmaceuticals, Inc.	64,950	3,536
Taro Pharmaceutical Industries Ltd.*	17,200	1,701

		12,695

Private Equity - 0.2%
Hercules Technology Growth Capital, Inc.	47,447	778

Real Estate - 0.4%
Howard Hughes (The) Corp.*	12,630	1,517

Real Estate Investment Trusts - 2.3%
Brandywine Realty Trust	55,080	776
Chesapeake Lodging Trust	20,900	529
CubeSmart	36,220	577
DuPont Fabros Technology, Inc.	32,830	811
EPR Properties	16,240	798
Geo Group (The), Inc.	49,100	1,582
Government Properties Income Trust	25,198	626
Granite Real Estate Investment Trust	28,000	1,022
Medical Properties Trust, Inc.	89,000	1,088
Starwood Property Trust, Inc.	31,130	862
Two Harbors Investment Corp.	60,900	565

		9,236

NORTHERN FUNDS QUARTERLY REPORT     3    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER SMALL CAP FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.1% continued
Retail - 6.7%
Big Lots, Inc.*	49,900	$1,611
Bob Evans Farms, Inc.	9,200	466
Brown Shoe Co., Inc.	43,290	1,218
Buffalo Wild Wings, Inc.*	25,560	3,763
Casey’s General Stores, Inc.	7,430	522
Cash America International, Inc.	56,681	2,171
Cato (The) Corp., Class A	19,600	623
CEC Entertainment, Inc.	14,020	621
Cheesecake Factory (The), Inc.	35,200	1,699
Finish Line (The), Inc., Class A	35,893	1,011
Five Below, Inc.*	15,730	680
Hibbett Sports, Inc.*	26,920	1,809
Pier 1 Imports, Inc.	26,390	609
Ruby Tuesday, Inc.*	74,900	519
Rush Enterprises, Inc., Class A*	66,600	1,975
Sonic Automotive, Inc., Class A	100,700	2,465
Stage Stores, Inc.	35,875	797
Texas Roadhouse, Inc.	30,480	847
Tile Shop Holdings, Inc.*	60,289	1,089
Tilly’s, Inc., Class A*	99,442	1,139
World Fuel Services Corp.	28,730	1,240

		26,874

Savings & Loans - 0.4%
First Niagara Financial Group, Inc.	38,100	405
Home Federal Bancorp, Inc.	23,800	354
Rockville Financial, Inc.	29,700	422
United Financial Bancorp, Inc.	21,900	414

		1,595

Semiconductors - 3.1%
Cabot Microelectronics Corp.*	31,538	1,441
Cavium, Inc.*	41,450	1,430
Cypress Semiconductor Corp.*	45,980	483
Intersil Corp., Class A	47,418	544
M/A-COM Technology Solutions Holdings, Inc.*	92,735	1,576
ON Semiconductor Corp.*	251,800	2,075
Power Integrations, Inc.	24,425	1,363
QLogic Corp.*	84,300	997
Semtech Corp.*	54,315	1,373
Skyworks Solutions, Inc.*	33,320	952

		12,234

Shipbuilding - 0.5%
Huntington Ingalls Industries, Inc.	21,500	1,935

Software - 7.5%
ACI Worldwide, Inc.*	13,060	849
Aspen Technology, Inc.*	92,205	3,854
athenahealth, Inc.*	16,871	2,269
Bottomline Technologies de, Inc.*	71,840	2,598
Broadridge Financial Solutions, Inc.	7,810	309
Digi International, Inc.*	70,155	850
Ebix, Inc.	38,699	570
Envestnet, Inc.*	41,974	1,692
EPAM Systems, Inc.*	100,040	3,495
InnerWorkings, Inc.*	67,890	529
Omnicell, Inc.*	10,950	280
Pegasystems, Inc.	28,952	1,424
Progress Software Corp.*	31,870	823
RealPage, Inc.*	104,800	2,450
SciQuest, Inc.*	43,800	1,247
Tangoe, Inc.*	81,080	1,460
Ultimate Software Group (The), Inc.*	27,905	4,276
Verint Systems, Inc.*	25,906	1,112

		30,087

Storage/Warehousing - 0.5%
Mobile Mini, Inc.*	46,640	1,921

Telecommunications - 3.5%
8x8, Inc.*	305,750	3,107
ARRIS Group, Inc.*	105,400	2,568
Aruba Networks, Inc.*	80,800	1,446
Comverse, Inc.*	25,330	983
InterDigital, Inc.	27,200	802
Loral Space & Communications, Inc.*	32,725	2,650
NICE Systems Ltd. ADR	27,030	1,107
Plantronics, Inc.	18,870	877
Premiere Global Services, Inc.*	23,400	271

		13,811

Textiles - 0.1%
G&K Services, Inc., Class A	8,920	555

Transportation - 4.4%
Bristow Group, Inc.	10,680	802
Con-way, Inc.	96,040	3,814
Echo Global Logistics, Inc.*	126,769	2,723
Forward Air Corp.	17,090	750
Gulfmark Offshore, Inc., Class A	15,510	731
Matson, Inc.	77,900	2,034
Roadrunner Transportation Systems, Inc.*	203,711	5,490

MULTI-MANAGER FUNDS  4  NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.1% continued
Transportation - 4.4% continued
Tidewater, Inc.	19,708	$1,168

		17,512

Total Common Stocks (Cost $264,087)		380,172

INVESTMENT COMPANIES - 4.2%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(1) (2)	16,829,925	$16,830

Total Investment Companies (Cost $16,830)		16,830

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT - TERM INVESTMENTS - 0.2%
U.S. Treasury Bill,
0.05%, 4/10/14(3)	$585	$585

Total Short-Term Investments (Cost $585)		585

Total Investments - 99.5% (Cost $281,502)		397,587

Other Assets less Liabilities - 0.5%		2,009

NET ASSETS - 100.0%		$399,596

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is an investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(2)	At March 31, 2013, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $23,992,000 with net sales of approximately $7,162,000 during the nine months ended December 31, 2013.
(3)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At December 31, 2013, the Multi-Manager Small Cap Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
Russell 2000 Mini Index	69	$8,014	Long	3/14	$25

At December 31, 2013, the industry sectors for the Multi-Manager Small Cap Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	17.2%
Consumer Staples	1.7
Energy	3.6
Financials	15.2
Health Care	12.8
Industrials	17.6
Information Technology	25.3
Materials	3.9
Telecommunication Services	1.0
Utilities	1.7

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

NORTHERN FUNDS QUARTERLY REPORT    5    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER SMALL CAP FUND continued	DECEMBER 31, 2013 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy, as of December 31, 2013:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$380,172	(1)	$—	$—	$380,172
Investment Companies	16,830		—	—	16,830
Short-Term Investments	—		585	—	585

Total Investments	$397,002		$585	$—	$397,587

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$25		$—	$—	$25

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At December 31, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Federal Tax Information:

At December 31, 2013, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$283,815

Gross tax appreciation of investments	$116,788
Gross tax depreciation of investments	(3,016)

Net tax appreciation of investments	$113,772

MULTI-MANAGER FUNDS  6  NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND	DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 0.3%
United States - 0.3%
Pemex Project Funding Master Trust,
6.63%, 6/15/35	$214	$225

Total Corporate Bonds (Cost $221)		225

FOREIGN ISSUER BONDS - 78.3%
Argentina - 0.4%
Argentine Republic Government International Bond,
8.28%, 12/31/33	381	287

Azerbaijan - 0.5%
State Oil Co. of the Azerbaijan Republic,
4.75%, 3/13/23	400	379

Bahrain - 0.4%
Bahrain Government International Bond,
6.13%, 8/1/23	285	295

Belarus - 0.1%
Republic of Belarus,
8.75%, 8/3/15	100	101

Belize - 0.2%
Belize Government International Bond,
5.00%, 2/20/38	200	126

Bermuda - 0.3%
Alliance Oil Co. Ltd.,
7.00%, 5/4/20	200	195

Bolivia - 0.4%
Bolivian Government International Bond,
4.88%, 10/29/22	300	286

Brazil - 5.5%
Brazil Letras do Tesouro Nacional,
9.63%, 1/1/15(1) (2)	850	325
10.09%, 1/1/16(1) (2)	2,260	766
Brazil Notas do Tesouro Nacional, Serie F,
10.00%, 1/1/17(2)	2,964	1,188
10.00%, 1/1/21(2)	1,866	688
10.00%, 1/1/23(2)	1,160	415
Brazilian Government International Bond,
2.63%, 1/5/23	200	173
4.25%, 1/7/25	420	399

		3,954

Canada - 0.4%
Pacific Rubiales Energy Corp.,
5.13%, 3/28/23	$325	$298

Cayman Islands - 1.2%
Brazil Minas SPE via State of Minas Gerais,
5.33%, 2/15/28	200	186
Dubai DOF Sukuk Ltd.,
6.45%, 5/2/22	235	262
Industrial Senior Trust,
5.50%, 11/1/22	200	184
MIE Holdings Corp.,
9.75%, 5/12/16	200	212

		844

Colombia - 2.0%
Banco GNB Sudameris S.A.,
3.88%, 5/2/18	36	35
Colombia Government International Bond,
12.00%, 10/22/15(3)	1,083,000	634
7.38%, 3/18/19	290	349
7.75%, 4/14/21(3)	335,000	191
4.00%, 2/26/24	230	222

		1,431

Croatia - 1.1%
Croatia Government International Bond,
6.75%, 11/5/19	325	352
5.50%, 4/4/23	275	268
6.00%, 1/26/24	200	199

		819

Dominican Republic - 0.7%
Dominican Republic International Bond,
9.04%, 1/23/18	197	212
7.50%, 5/6/21	165	180
6.60%, 1/28/24	145	146

		538

Ecuador - 0.4%
Ecuador Government International Bond,
9.38%, 12/15/15	250	266

Egypt - 0.1%
Egypt Government International Bond,
5.75%, 4/29/20	100	95

NORTHERN FUNDS QUARTERLY REPORT    1     MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 78.3% continued
El Salvador - 0.6%
El Salvador Government International Bond,
7.38%, 12/1/19	$200	$218
7.75%, 1/24/23	204	223

		441

Gabon - 0.7%
Gabonese Republic,
8.20%, 12/12/17	100	116
6.38%, 12/12/24(4)	400	401

		517

Georgia - 0.6%
Bank of Georgia JSC,
7.75%, 7/5/17	200	209
Georgia Government International Bond,
6.88%, 4/12/21	200	214

		423

Hungary - 4.5%
Hungary Government Bond,
8.00%, 2/12/15(5)	153,980	750
6.75%, 2/24/17(5)	171,970	857
7.00%, 6/24/22(5)	40,600	205
6.00%, 11/24/23(5)	20,050	95
Hungary Government International Bond,
6.25%, 1/29/20	650	704
5.75%, 11/22/23	640	643

		3,254

Indonesia - 3.2%
Gajah Tunggal Tbk PT,
7.75%, 2/6/18	200	196
Indonesia Government International Bond,
11.63%, 3/4/19	120	161
3.38%, 4/15/23	200	172
8.50%, 10/12/35	150	181
6.63%, 2/17/37	525	533
Indonesia Treasury Bond,
7.88%, 4/15/19(6)	2,400,000	196
5.63%, 5/15/23(6)	5,200,000	351
9.00%, 3/15/29(6)	4,500,000	373
Pertamina Persero PT,
6.50%, 5/27/41	200	176

		2,339

Iraq - 1.0%
Republic of Iraq,
5.80%, 1/15/28	825	695

Ireland - 0.5%
Metalloinvest Finance Ltd.,
5.63%, 4/17/20	200	194
Rosneft Oil Co. via Rosneft International Finance Ltd.,
4.20%, 3/6/22	200	181

		375

Ivory Coast - 1.8%
Ivory Coast Government International Bond,
5.75%, 12/31/32	1,460	1,304

Jordan - 0.3%
Jordan Government International Bond,
3.88%, 11/12/15	200	201

Kazakhstan - 0.4%
Development Bank of Kazakhstan JSC,
4.13%, 12/10/22	350	315

Latvia - 0.3%
Republic of Latvia,
2.75%, 1/12/20	225	210

Lebanon - 0.6%
Lebanon Government International Bond,
9.00%, 3/20/17	425	475

Luxembourg - 0.3%
ALROSA Finance S.A.,
7.75%, 11/3/20	200	221

Malaysia - 3.7%
Malaysia Government Bond,
4.26%, 9/15/16(7)	4,381	1,368
3.26%, 3/1/18(7)	2,125	639
4.16%, 7/15/21(7)	1,460	446
3.48%, 3/15/23(7)	335	97
3.89%, 3/15/27(7)	250	73
3.84%, 4/15/33(7)	210	58

		2,681

Mexico - 7.5%
Mexican Bonos,
6.25%, 6/16/16(8)	13,660	1,099
7.75%, 12/14/17(8)	11,170	939
8.50%, 12/13/18(8)	3,580	310

MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 78.3% continued
Mexico - 7.5% continued
6.50%, 6/9/22(8)	$14,480	$1,118
7.50%, 6/3/27(8)	4,490	368
7.75%, 5/29/31(8)	5,300	429
8.50%, 11/18/38(8)	2,200	187
Mexico Government International Bond,
4.00%, 10/2/23	300	297
6.75%, 9/27/34	100	118
6.05%, 1/11/40	364	398
Petroleos Mexicanos,
3.50%, 1/30/23	171	157

		5,420

Namibia - 0.3%
Namibia International Bonds,
5.50%, 11/3/21	200	205

Netherlands - 1.8%
Petrobras Global Finance B.V.,
4.38%, 5/20/23	649	578
5.63%, 5/20/43	195	159
Republic of Angola Via Northern Lights III B.V.,
7.00%, 8/16/19	550	598

		1,335

Nigeria - 1.3%
Nigeria Government Bond,
15.10%, 4/27/17(9)	34,550	228
16.00%, 6/29/19(9)	40,921	284
16.39%, 1/27/22(9)	34,322	247
Nigeria Government International Bond,
6.75%, 1/28/21	200	217

		976

Pakistan - 0.2%
Pakistan Government International Bond,
6.88%, 6/1/17	120	116

Panama - 0.5%
Panama Government International Bond,
5.20%, 1/30/20	100	109
8.88%, 9/30/27	100	133
6.70%, 1/26/36	100	113

		355

Paraguay - 0.3%
Republic of Paraguay,
4.63%, 1/25/23	200	187

Peru - 0.9%
Peruvian Government International Bond,
7.13%, 3/30/19	155	188
7.84%, 8/12/20(10)	250	102
7.35%, 7/21/25	210	265
6.95%, 8/12/31(10)	164	59
5.63%, 11/18/50	20	20

		634

Poland - 5.2%
Poland Government Bond,
4.75%, 10/25/16(11)	1,730	599
4.75%, 4/25/17(11)	1,330	460
3.75%, 4/25/18(11)	2,050	685
5.50%, 10/25/19(11)	2,115	761
5.75%, 9/23/22(11)	900	331
4.00%, 10/25/23(11)	2,218	718
Poland Government International Bond,
5.00%, 3/23/22	198	212
3.00%, 3/17/23	27	25

		3,791

Romania - 2.0%
Romania Government Bond,
5.80%, 10/26/15(12)	910	291
5.75%, 1/27/16(12)	660	211
5.90%, 7/26/17(12)	480	155
Romanian Government International Bond,
4.63%, 9/18/20(13)	90	129
6.75%, 2/7/22	160	182
4.38%, 8/22/23	510	494

		1,462

Russia - 6.6%
Gazprom OAO Via Gaz Capital S.A.,
9.25%, 4/23/19	200	246
7.29%, 8/16/37	220	234
Russian Federal Bond - OFZ,
7.40%, 6/14/17(14)	4,410	137
6.20%, 1/31/18(14)	17,490	519
7.50%, 2/27/19(14)	23,000	713
6.80%, 12/11/19(14)	5,638	168
7.60%, 4/14/21(14)	13,000	400
7.00%, 8/16/23(14)	18,810	547
7.05%, 1/19/28(14)	6,610	187
Russian Foreign Bond - Eurobond,
3.25%, 4/4/17	400	418

NORTHERN FUNDS QUARTERLY REPORT    3    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 78.3% continued
Russia - 6.6% continued
4.88%, 9/16/23	$400	$409
7.50%, 3/31/30	695	811

		4,789

Rwanda - 0.3%
Rwanda International Government Bond,
6.63%, 5/2/23	200	190

Senegal - 0.3%
Senegal Government International Bond,
8.75%, 5/13/21	200	223

Serbia - 0.5%
Republic of Serbia,
7.25%, 9/28/21	325	343

Slovenia - 0.5%
Slovenia Government Bond,
4.63%, 9/9/24(13)	198	265
5.13%, 3/30/26(13)	75	103

		368

South Africa - 5.6%
South Africa Government International Bond,
5.88%, 9/16/25	445	464
South Africa Government Bond,
8.00%, 12/21/18(15)	10,030	991
7.25%, 1/15/20(15)	3,380	319
6.75%, 3/31/21(15)	10,930	992
10.50%, 12/21/26(15)	7,460	839
7.00%, 2/28/31(15)	4,300	344
6.25%, 3/31/36(15)	1,420	100

		4,049

Sri Lanka - 0.3%
Sri Lanka Government International Bond,
6.25%, 10/4/20	200	197

Thailand - 2.6%
Thailand Government Bond,
3.13%, 12/11/15(16)	9,670	297
3.88%, 6/13/19(16)	23,430	729
1.20%, 7/14/21(16)	15,100	455
3.65%, 12/17/21(16)	8,000	242
3.85%, 12/12/25(16)	6,490	194

		1,917

Trinidad & Tobago - 0.2%
Petroleum Co. of Trinidad & Tobago Ltd.,
9.75%, 8/14/19	100	125

Turkey - 5.9%
Turkey Government Bond,
9.00%, 3/5/14(17)	1,610	750
6.50%, 1/7/15(17)	290	131
9.00%, 1/27/16(17)	125	57
9.00%, 3/8/17(17)	1,990	900
9.50%, 1/12/22(17)	2,365	1,062
Turkey Government International Bond,
5.63%, 3/30/21	425	427
6.25%, 9/26/22	200	208
7.38%, 2/5/25	697	757

		4,292

Ukraine - 1.0%
Ukraine Government International Bond,
6.25%, 6/17/16	315	297
6.58%, 11/21/16	450	422

		719

United Kingdom - 0.3%
Afren PLC,
6.63%, 12/9/20(4)	200	200

Venezuela - 1.6%
Petroleos de Venezuela S.A.,
4.90%, 10/28/14	95	87
5.25%, 4/12/17	285	210
9.00%, 11/17/21	247	183
9.75%, 5/17/35	395	278
Venezuela Government International Bond,
8.25%, 10/13/24	606	428

		1,186

Vietnam - 0.4%
Vietnam Government International Bond,
6.75%, 1/29/20	300	325

Total Foreign Issuer Bonds (Cost $56,622)		56,769

MULTI-MANAGER FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 16.5%
Northern Institutional Funds - Diversified Assets Portfolio,
0.01%(18) (19)	11,928,299	$11,928

Total Investment Companies (Cost $11,928)		11,928

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.6%
Nigeria Treasury Bill,
11.60%, 10/23/14(9)	$74,500	$423

Total Short-Term Investments (Cost $426)		423

Total Investments - 95.7% (Cost $69,197)		69,345

Other Assets less Liabilities - 4.3%		3,127

NET ASSETS - 100.0%		$72,472

(1)	Zero coupon bond reflects effective yield on the date of purchase.
(2)	Principal amount is denoted in Brazilian Real.
(3)	Principal amount is denoted in Colombian Peso.
(4)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(5)	Principal amount is denoted in Hungarian Forint.
(6)	Principal amount is denoted in Indonesian Rupiah.
(7)	Principal amount is denoted in Malaysian Ringgit.
(8)	Principal amount is denoted in Mexican Peso.
(9)	Principal amount is denoted in Nigerian Naira.
(10)	Principal amount is denoted in Peruvian Nuevo Sol.
(11)	Principal amount is denoted in Polish Zloty.
(12)	Principal amount is denoted in Romanian Leu.
(13)	Principal amount is denoted in Euro.
(14)	Principal amount is denoted in Russian Ruble.
(15)	Principal amount is denoted in South African Rand.
(16)	Principal amount is denoted in Thai Baht.
(17)	Principal amount is denoted in Turkish Lira.
(18)	The Fund had approximately $11,928,000 of net purchases in the Diversified Assets Portfolio of the Northern Institutional Funds during the period December 3, 2013 (commencement of operations) to December 31, 2013.
(19)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is an investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.

Percentages shown are based on Net Assets.

The interest rates represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security or the next interest reset/ puttable date for floating and variable rate securities.

At December 31, 2013, the credit quality distribution for the Multi-Manager Emerging Markets Debt Opportunity Fund as a percentage of investments including cash was:

QUALIT Y DISTRIBUTION*	% OF INVESTMENTS
A	9.7%
BBB	41.8
BB	17.7
B	6.0
CCC or Below	3.1
Non-Rated	4.4
Cash Equivalents	17.3

Total	100.0%

*	Credit quality ratings are compiled from two external rating agencies: Moody’s and Standard & Poor’s. The Fund reports the lowest rating of the two in the event there are any differences between them. If neither of these rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). Government securities consist of obligations issued or guaranteed by the U.S. Treasury. The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At December 31, 2013, the industry sectors for the Multi-Manager Emerging Markets Debt Opportunity Fund were:

INDUSTRY SECTOR	% OF LONG TERM INVESTMENTS
Basic Materials	0.7%
Consumer, Cyclical	0.4
Energy	7.2
Financial	1.3
Government	90.4

Total	100.0%

NORTHERN FUNDS QUARTERLY REPORT    5    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

At December 31, 2013, the Multi-Manager Emerging Markets Debt Opportunity Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	45.8%
Mexican Peso	7.8
South African Rand	6.3
Polish Zloty	6.3
Brazilian Real	5.9
Turkish Lira	5.1
All other currencies less than 5%	22.8

Total	100.0%

At December 31, 2013, the Multi-Manager Emerging Markets Debt Opportunity Fund had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000S)
United States Dollar	371	Brazilian Real	885	1/3/14	$4
United States Dollar	40	Brazilian Real	93	1/3/14	(1)
United States Dollar	60	Thai Baht	1,931	1/6/14	(1)
United States Dollar	237	Thai Baht	7,655	1/6/14	(4)
United States Dollar	140	Philippine Peso	6,148	1/10/14	(1)
United States Dollar	90	Malaysian Ringgit	289	1/16/14	(2)
United States Dollar	688	Malaysian Ringgit	2,208	1/16/14	(14)
Canadian Dollar	152	United States Dollar	143	1/17/14	(1)
Czech Koruna	5,487	United States Dollar	271	1/17/14	(5)
Euro	105	United States Dollar	145	1/17/14	—	*
Euro	105	United States Dollar	145	1/17/14	—	*
Hungarian Forint	37,421	United States Dollar	170	1/17/14	(3)
Mexican Peso	1,643	United States Dollar	127	1/17/14	1
South African Rand	3,156	United States Dollar	302	1/17/14	2
South African Rand	542	United States Dollar	52	1/17/14	—	*
South African Rand	542	United States Dollar	52	1/17/14	—	*
Turkish Lira	208	United States Dollar	101	1/17/14	5
Turkish Lira	208	United States Dollar	101	1/17/14	5
United States Dollar	130	Euro	94	1/17/14	—	*
United States Dollar	160	Euro	116	1/17/14	(1)
United States Dollar	171	Mexican Peso	2,220	1/17/14	(2)
United States Dollar	352	Polish Zloty	1,073	1/17/14	2
United States Dollar	353	Polish Zloty	1,073	1/17/14	2
United States Dollar	129	Russian Ruble	4,262	1/17/14	—	*
United States Dollar	129	Russian Ruble	4,262	1/17/14	—	*
United States Dollar	67	Turkish Lira	144	1/17/14	(1)
United States Dollar	63	Turkish Lira	135	1/17/14	—	*
United States Dollar	143	Uruguayan Peso	3,074	1/17/14	(1)
Chilean Peso	21,256	United States Dollar	40	1/21/14	—	*
Peruvian Neuevo Sol	139	United States Dollar	50	1/24/14	1
Peruvian Neuevo Sol	139	United States Dollar	50	1/24/14	1
Peruvian Neuevo Sol	111	United States Dollar	40	1/24/14	1
Indonesian Rupiah	710,638	United States Dollar	58	1/27/14	—	*
Indonesian Rupiah	710,638	United States Dollar	58	1/27/14	—	*
United States Dollar	53	Indonesian Rupiah	651,330	1/27/14	—	*
United States Dollar	411	Brazilian Real	978	2/4/14	—	*
United States Dollar	130	Malaysian Ringgit	427	2/4/14	—	*
Total					$(13)

*	Amount rounds to less than one thousand.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

MULTI-MANAGER FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy, as of December 31, 2013:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Corporate Bonds
Energy	$—	$57	$168	$225
Foreign Issuer Bonds
Basic Materials	—	415	—	415
Consumer, Cyclical	—	196	—	196
Energy	—	3,899	—	3,899
Financial	—	427	315	742
Government	—	41,520	9,997	51,517
Investment Companies	11,928	—	—	11,928
Short-Term Investments	—	—	423	423

Total Investments	$11,928	$46,514	$10,903	$69,345

OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign
Currency Exchange Contracts	$—	$24	$—	$24
Liabilities
Forward Foreign
Currency Exchange Contracts	—	(37)	—	(37)

Total Other Financial Instruments	$—	$(13)	$—	$(13)

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At December 31, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications as the Fund commenced operations on December 3, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

	BALANCE AS OF 12/3/13 (000S)	REALIZED GAINS (000S)	REALIZED LOSSES (000S)	CHANGE IN UNREALIZED APPRECIATION (000S)	CHANGE IN UNREALIZED DEPRECIATION (000S)		PUR- CHASES (000S)	SALES (000S)	TRANS- FERS INTO LEVEL 3 (000S)	TRANS- FERS OUT OF LEVEL 3 (000S)	BALANCE AS OF 12/31/13 (000S)
Corporate Bonds Energy	$—	$—	$—	$—	$5		$163	$—	$—	$—	$168
Foreign Issuer Bonds
Financial	—	—	—	—	—	*	315	—	—	—	315
Government	—	—	—	—	64		9,933	—	—	—	9,997
Short-Term Investments	—	—	—	—	—		—	—	—
Government	—	—	—	—	(3)		426	—	—	—	423

Total	$—	$—	$—	$—	$66		$10,837	$—	$—	$—	$10,903

*	Amount rounds to less than one thousand.

The Fund valued the securities included in the balance of Level 3 securities as of 12/31/13 above using an evaluated price from a third party provider.

NORTHERN FUNDS QUARTERLY REPORT    7    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued	DECEMBER 31, 2013 (UNAUDITED)

Federal Tax Information:

At December 31, 2013, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$69,197

Gross tax appreciation of investments	$582
Gross tax depreciation of investments	(434)

Net tax appreciation of investments	$148

MULTI-MANAGER FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND	DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 2.4%
Auto Floor Plan - 0.1%
DSC Floorplan Master Owner Trust, Series 2011-1, Class B,
8.11%, 3/15/16(1)	$500	$498

Commercial Mortgage-Backed Securities - 0.4%
GS Mortgage Securities Trust, Series 2007-GG10, Class AM,
5.80%, 8/10/45	2,730	2,774
Hilton USA Trust, Series 2013-HLT, Class EFX,
5.22%, 11/5/30(1)	345	347

		3,121

Other - 0.2%
Countrywide Asset-Backed Certificates, Series 2004-13, Class AF5B,
5.10%, 5/25/35	225	218
First Franklin Mortgage Loan Trust, Series 2006-FF10, Class A4,
0.31%, 7/25/36	336	310
Fremont Home Loan Trust, Series 2006-D, Class 2A3,
0.31%, 11/25/36	1,245	563
Sierra Timeshare Receivables Funding LLC, Series 2011-3A, Class C,
9.31%, 7/20/28(1) (2)	396	426

		1,517

Whole Loan - 1.7%
Banc of America Alternative Loan Trust, Series 2003-10, Class 3A1,
5.50%, 12/25/33	369	373
Banc of America Funding Trust, Series 2005-7, Class 3A1,
5.75%, 11/25/35	291	292
Banc of America Mortgage Trust, Series 2005-A, Class 2A1,
2.94%, 2/25/35	78	77
Bear Stearns ARM Trust, Series 2004-9, Class 12A3,
2.86%, 11/25/34	154	149
Citicorp Mortgage Securities Trust, Series 2006-4, Class 1A2,
6.00%, 8/25/36	174	176
CitiMortgage Alternative Loan Trust, Series 2006-A3, Class 1A7,
6.00%, 7/25/36	164	142
Countrywide Alternative Loan Trust, Series 2004-27CB, Class A1,
6.00%, 12/25/34	702	675
Countrywide Alternative Loan Trust, Series 2005-14, Class 2A1,
0.37%, 5/25/35	592	496
Countrywide Alternative Loan Trust, Series 2006-J4, Class 1A3,
6.25%, 7/25/36	502	332
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-11, Class 3A3,
2.64%, 4/25/35	1,229	911
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-13, Class A3,
5.50%, 6/25/35	122	122
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-2, Class 2A3,
0.50%, 3/25/35	539	393
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-20, Class 1A35,
6.00%, 2/25/37	457	411
GMACM Mortgage Loan Trust, Series 2003-J7, Class A7,
5.00%, 11/25/33	89	90
GMACM Mortgage Loan Trust, Series 2005-AR4, Class 3A1,
3.10%, 7/19/35	578	528
GSR Mortgage Loan Trust, Series 2004-14, Class 5A1,
2.74%, 12/25/34	424	419
GSR Mortgage Loan Trust, Series 2005-AR4, Class 4A1,
2.71%, 7/25/35	213	194
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5,
2.68%, 9/25/35	600	587
GSR Mortgage Loan Trust, Series 2006-8F, Class 4A17,
6.00%, 9/25/36	275	230
IndyMac INDX Mortgage Loan Trust, Series 2005-16IP, Class A1,
0.80%, 7/25/45	565	530
JP Morgan Alternative Loan Trust, Series 2006-A1, Class 5A1,
4.65%, 3/25/36	182	144
JP Morgan Mortgage Trust, Series 2005-S3, Class 1A9,
6.00%, 1/25/36	475	411

NORTHERN FUNDS QUARTERLY REPORT    1    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 2.4% continued
Whole Loan - 1.7% continued
MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 3A1,
2.65%, 3/25/35	$521	$434
MASTR Adjustable Rate Mortgages Trust, Series 2007-1, Class l2A1,
0.32%, 1/25/47	811	582
New York Mortgage Trust, Series 2006-1, Class 2A2,
2.75%, 5/25/36	226	197
RALI Trust, Series 2006-QS6, Class 1A16,
6.00%, 6/25/36	657	506
Residential Asset Securitization Trust, Series 2006-A2, Class A11,
6.00%, 1/25/46	534	406
RFMSI Trust, Series 2006-S1, Class 1A3,
5.75%, 1/25/36	489	491
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-14, Class A1,
0.47%, 7/25/35	519	438
WaMu Mortgage Pass-Through Certificates, Series 2006-AR11, Class 2A,
2.46%, 9/25/46	500	475
WaMu Mortgage Pass-Through Certificates, Series 2006-AR19, Class 2A,
2.21%, 1/25/47	621	581
WaMu Mortgage Pass-Through Certificates, Series 2007-OA3, Class 2A1A,
0.90%, 4/25/47	226	199
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR6, Class 2A,
1.10%, 8/25/46	838	557

		12,548

Total Asset-Backed Securities
(Cost $16,172)		17,684

CONVERTIBLE BONDS - 3.6%
Apparel - 0.3%
Iconix Brand Group, Inc.,
2.50%, 6/1/16	1,395	1,925

Auto Manufacturers - 0.6%
Ford Motor Co.,
4.25%, 11/15/16	2,465	4,489

Biotechnology - 0.1%
Gilead Sciences, Inc.,
1.63%, 5/1/16	150	491

Coal - 0.1%
Peabody Energy Corp.,
4.75%, 12/15/41	1,180	928

Computers - 0.0%
SanDisk Corp.,
1.50%, 8/15/17	220	323

Healthcare - Products - 0.0%
Hologic, Inc.,
2.00%, 12/15/37	25	29
2.00%, 3/1/42	45	46

		75

Home Builders - 0.8%
KB Home,
1.38%, 2/1/19	570	568
Lennar Corp.,
2.75%, 12/15/20(1)	425	779
3.25%, 11/15/21(1) (2)	1,165	2,092
Ryland Group (The), Inc.,
1.63%, 5/15/18	675	1,033
Standard Pacific Corp.,
1.25%, 8/1/32	1,105	1,460

		5,932

Iron/Steel - 0.1%
Steel Dynamics, Inc.,
5.13%, 6/15/14	320	377
United States Steel Corp.,
2.75%, 4/1/19	400	539

		916

Miscellaneous Manufacturing - 0.4%
Trinity Industries, Inc.,
3.88%, 6/1/36	2,210	2,914

Oil & Gas - 0.1%
Chesapeake Energy Corp.,
2.50%, 5/15/37	630	635

Oil & Gas Services - 0.2%
Hornbeck Offshore Services, Inc.,
1.50%, 9/1/19	1,120	1,330

MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CONVERTIBLE BONDS - 3.6% continued
Pharmaceuticals - 0.1%
BioMarin Pharmaceutical, Inc.,
0.75%, 10/15/18	$69	$74
1.50%, 10/15/20	96	104
Mylan, Inc.,
3.75%, 9/15/15	260	849

		1,027

Real Estate Investment Trusts - 0.2%
iStar Financial, Inc.,
3.00%, 11/15/16	585	803
Redwood Trust, Inc.,
4.63%, 4/15/18	395	410

		1,213

Semiconductors - 0.4%
Micron Technology, Inc.,
2.38%, 5/1/32	1,075	2,510
Xilinx, Inc.,
2.63%, 6/15/17	35	56

		2,566

Telecommunications - 0.2%
Axtel S.A.B. de C.V.,
7.00%, 1/31/20(1) (3)	824	64
Ciena Corp.,
3.75%, 10/15/18(1)	240	336
Level 3 Communications, Inc.,
7.00%, 3/15/15	485	663

		1,063

Total Convertible Bonds (Cost $17,940)		25,827

CORPORATE BONDS - 73.8%
Advertising - 0.2%
Visant Corp.,
10.00%, 10/1/17	1,080	1,047

Aerospace/Defense - 0.6%
Meccanica Holdings USA, Inc.,
7.38%, 7/15/39(1)	2,400	2,251
6.25%, 1/15/40(1)	1,400	1,185
TransDigm, Inc.,
7.75%, 12/15/18	850	912

		4,348

Agriculture - 0.4%
North Atlantic Trading Co., Inc.,
11.50%, 7/15/16(1)	2,370	2,571

Airlines - 0.6%
American Airlines Pass-Through Trust, Series 2013-2, Class A,
4.95%, 1/15/23(1)	510	532
American Airlines Pass-Through Trust, Series 2013-2, Class B,
5.60%, 7/15/20(1)	1,010	1,020
American Airlines Pass-Through Trust, Series 2013-2, Class C,
6.00%, 1/15/17(1) (2)	510	524
Continental Airlines Pass-Through Certificates, Series 2012-3, Class C,
6.13%, 4/29/18	415	434
Continental Airlines Pass-Through Trust, Series 2007-1, Class B,
6.90%, 4/19/22	106	112
UAL Pass-Through Trust, Series 2009-2A,
9.75%, 1/15/17	372	428
United Airlines, Inc.,
6.75%, 9/15/15(1)	555	572
US Airways Pass-Through Trust, Series 2012-1, Class B,
8.00%, 10/1/19	843	940

		4,562

Apparel - 0.4%
Jones Group (The), Inc.,
6.13%, 11/15/34	3,485	2,958

Auto Manufacturers - 0.5%
Ford Motor Co.,
9.98%, 2/15/47	590	806
General Motors Co.,
4.88%, 10/2/23(1)	1,335	1,352
6.25%, 10/2/43(1)	60	62
Navistar International Corp.,
8.25%, 11/1/21	1,010	1,045

		3,265

Auto Parts & Equipment - 0.1%
American Axle & Manufacturing, Inc.,
5.13%, 2/15/19	320	329
Goodyear Tire & Rubber (The) Co.,
6.50%, 3/1/21	295	312

		641

NORTHERN FUNDS QUARTERLY REPORT    3    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 73.8% continued
Banks - 1.8%
Ally Financial, Inc.,
6.75%, 12/1/14	$1,000	$1,046
2.75%, 1/30/17	1,575	1,581
6.25%, 12/1/17	1,035	1,154
8.00%, 3/15/20	1,770	2,123
CIT Group, Inc.,
5.25%, 3/15/18	805	863
6.63%, 4/1/18(1)	1,885	2,118
5.38%, 5/15/20	520	553
5.00%, 8/15/22	1,155	1,126
5.00%, 8/1/23	120	116
Morgan Stanley,
8.00%, 5/9/17(4)	1,300	1,278
Provident Funding Associates L.P./PFG Finance Corp.,
6.75%, 6/15/21(1)	510	507
Sophia Holding Finance L.P./Sophia Holding Finance, Inc.,
9.63%, 12/1/18(1) (2) (5)	760	783

		13,248

Beverages - 0.1%
Crestview DS Merger Sub II, Inc.,
10.00%, 9/1/21(1)	690	740

Building Materials - 0.6%
Builders FirstSource, Inc.,
7.63%, 6/1/21(1)	730	763
CPG Merger Sub LLC,
8.00%, 10/1/21(1)	345	359
Masco Corp.,
6.13%, 10/3/16	340	381
USG Corp.,
9.75%, 1/15/18	1,550	1,834
8.38%, 10/15/18(1)	870	946
5.88%, 11/1/21(1) (2)	285	296

		4,579

Chemicals - 2.0%
Chemtura Corp.,
5.75%, 7/15/21	725	735
Eagle Spinco, Inc.,
4.63%, 2/15/21(1) (2)	525	515
Hercules, Inc.,
6.50%, 6/30/29	1,960	1,705
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC,
9.00%, 11/15/20	30	30
Huntsman International LLC,
8.63%, 3/15/20	370	409
8.63%, 3/15/21	1,545	1,746
Momentive Performance Materials, Inc.,
8.88%, 10/15/20	380	400
9.00%, 1/15/21	2,538	2,227
PQ Corp.,
8.75%, 5/1/18(1) (2)	2,585	2,818
Reichhold Industries, Inc.,
9.00%, 5/8/17(1) (2) (5)	742	423
Tronox Finance LLC,
6.38%, 8/15/20	2,765	2,820
US Coatings Acquisition, Inc./Axalta Coating Systems Dutch Holding B B.V.,
7.38%, 5/1/21(1)	405	432

		14,260

Coal - 3.5%
Alpha Natural Resources, Inc.,
9.75%, 4/15/18	680	721
6.00%, 6/1/19	813	701
6.25%, 6/1/21	1,135	970
Arch Coal, Inc.,
8.00%, 1/15/19(1) (2)	240	239
9.88%, 6/15/19	550	490
7.25%, 10/1/20	458	356
7.25%, 6/15/21	615	470
Foresight Energy LLC/Foresight Energy Corp.,
7.88%, 8/15/21(1)	10,250	10,532
Peabody Energy Corp.,
6.00%, 11/15/18	2,120	2,258
6.50%, 9/15/20	505	532
6.25%, 11/15/21	7,040	7,110
Walter Energy, Inc.,
9.50%, 10/15/19(1) (2)	270	285
8.50%, 4/15/21	275	229

		24,893

Commercial Services - 2.9%
ADT (The) Corp.,
6.25%, 10/15/21(1)	400	420

MULTI-MANAGER FUNDS     4    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 73.8% continued
Commercial Services - 2.9% continued
American Residential Services LLC/ARS Finance, Inc.,
12.00%, 4/15/15(1) (2)	$725	$743
Ceridian Corp.,
12.25%, 11/15/15(5)	356	359
8.88%, 7/15/19(1)	580	667
Envision Healthcare Corp.,
8.13%, 6/1/19(1)	610	661
Hertz (The) Corp.,
5.88%, 10/15/20	495	513
Iron Mountain, Inc.,
7.75%, 10/1/19	860	959
8.38%, 8/15/21	299	322
5.75%, 8/15/24	720	668
Jaguar Holding Co. I,
9.38%, 10/15/17(1) (5)	370	391
Jaguar Holding Co. II/Jaguar Merger Sub, Inc.,
9.50%, 12/1/19(1)	965	1,085
Knowledge Universe Education LLC,
7.75%, 2/1/15(1)	510	500
RR Donnelley & Sons Co.,
8.25%, 3/15/19	2,910	3,332
7.63%, 6/15/20	1,065	1,158
7.88%, 3/15/21	790	877
7.00%, 2/15/22	855	919
6.50%, 11/15/23	485	490
ServiceMaster Co.,
8.00%, 2/15/20	2,365	2,412
7.00%, 8/15/20	1,620	1,606
7.45%, 8/15/27	1,535	1,297
United Rentals North America, Inc.,
7.38%, 5/15/20	505	560
8.25%, 2/1/21	1,035	1,167

		21,106

Computers - 0.3%
SunGard Data Systems, Inc.,
7.38%, 11/15/18	260	275
6.63%, 11/1/19	1,325	1,391
7.63%, 11/15/20	260	284

		1,950

Cosmetics/Personal Care - 0.3%
First Quality Finance Co., Inc.,
4.63%, 5/15/21(1)	2,180	2,071

Distribution/Wholesale - 1.4%
HD Supply, Inc.,
7.50%, 7/15/20	175	189
LKQ Corp.,
4.75%, 5/15/23(1) (2)	3,060	2,846
VWR Funding, Inc.,
7.25%, 9/15/17	6,485	6,955

		9,990

Diversified Financial Services - 3.0%
General Motors Financial Co., Inc.,
4.75%, 8/15/17(1)	855	907
3.25%, 5/15/18(1) (2)	335	335
6.75%, 6/1/18	1,875	2,138
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
8.00%, 1/15/18	1,100	1,144
International Lease Finance Corp.,
8.63%, 9/15/15	510	566
8.75%, 3/15/17	920	1,083
8.88%, 9/1/17	1,160	1,380
3.88%, 4/15/18	385	386
5.88%, 4/1/19	1,005	1,070
6.25%, 5/15/19	905	980
8.63%, 1/15/22	745	880
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
7.38%, 10/1/17	975	1,024
MPH Intermediate Holding Co. 2,
8.38%, 8/1/18(1) (5)	695	723
SLM Corp.,
5.50%, 1/15/19	890	924
4.88%, 6/17/19	2,040	2,033
5.50%, 1/25/23	2,230	2,107
Springleaf Finance Corp.,
6.50%, 9/15/17	300	321
6.90%, 12/15/17	445	486
7.75%, 10/1/21	1,105	1,193
8.25%, 10/1/23	440	476
Stearns Holdings, Inc.,
9.38%, 8/15/20(1)	282	288

NORTHERN FUNDS QUARTERLY REPORT    5    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 73.8% continued
Diversified Financial Services - 3.0% continued
Walter Investment Management Corp.,
7.88%, 12/15/21(1) (2)	$935	$947

		21,391

Electric - 1.8%
AES Corp.,
4.88%, 5/15/23	1,100	1,028
Calpine Corp.,
7.88%, 7/31/20(1)	1,235	1,352
7.50%, 2/15/21(1)	1,395	1,522
6.00%, 1/15/22(1) (2)	765	784
IPALCO Enterprises, Inc.,
5.00%, 5/1/18	265	278
NRG Energy, Inc.,
7.63%, 1/15/18	2,030	2,314
7.63%, 5/15/19	1,040	1,100
8.25%, 9/1/20	1,810	2,005
7.88%, 5/15/21	1,860	2,060
6.63%, 3/15/23	225	227

		12,670

Electrical Components & Equipment - 0.2%
WESCO Distribution, Inc.,
5.38%, 12/15/21(1) (2)	1,590	1,590

Entertainment - 1.5%
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp.,
9.13%, 8/1/18	640	694
5.25%, 3/15/21	805	795
GLP Capital L.P./GLP Financing II, Inc.,
4.38%, 11/1/18(1) (2)	220	225
4.88%, 11/1/20(1) (2)	505	505
5.38%, 11/1/23(1) (2)	445	437
Graton Economic Development Authority,
9.63%, 9/1/19(1)	1,820	2,111
Mohegan Tribal Gaming Authority,
11.00%, 9/15/18(1)	540	542
9.75%, 9/1/21(1)	1,345	1,449
Peninsula Gaming LLC/Peninsula Gaming Corp.,
8.38%, 2/15/18(1)	1,040	1,134
Pinnacle Entertainment, Inc.,
7.50%, 4/15/21	800	868
7.75%, 4/1/22	795	867
PNK Finance Corp.,
6.38%, 8/1/21(1)	470	481
Scientific Games International, Inc.,
6.25%, 9/1/20	520	533

		10,641

Food - 0.6%
KeHE Distributors LLC/KeHE Finance Corp.,
7.63%, 8/15/21(1)	1,145	1,214
Post Holdings, Inc.,
6.75%, 12/1/21(1) (2)	618	640
7.38%, 2/15/22	510	546
SUPERVALU, Inc.,
6.75%, 6/1/21	1,950	1,925

		4,325

Hand/Machine Tools - 0.9%
Victor Technologies Group, Inc.,
9.00%, 12/15/17	5,802	6,208

Healthcare - Products - 1.6%
Biomet, Inc.,
6.50%, 8/1/20	7,389	7,758
DJO Finance LLC/DJO Finance Corp.,
7.75%, 4/15/18	180	183
9.88%, 4/15/18	475	511
Hologic, Inc.,
6.25%, 8/1/20	405	427
Physio-Control International, Inc.,
9.88%, 1/15/19(1)	2,532	2,836

		11,715

Healthcare - Services - 4.8%
Acadia Healthcare Co., Inc.,
6.13%, 3/15/21(1)	3,200	3,280
Amsurg Corp.,
5.63%, 11/30/20	693	721
CHS/Community Health Systems, Inc.,
5.13%, 8/15/18	450	465
8.00%, 11/15/19	205	222
DaVita HealthCare Partners, Inc.,
5.75%, 8/15/22	1,035	1,048
Fresenius Medical Care US Finance II, Inc.,
5.63%, 7/31/19(1)	595	643
Fresenius Medical Care US Finance, Inc.,
6.50%, 9/15/18(1)	835	943
HCA Holdings, Inc.,
6.25%, 2/15/21	440	460

MULTI-MANAGER FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 73.8% continued
Healthcare - Services - 4.8% continued
HCA, Inc.,
7.50%, 12/15/23	$260	$281
8.36%, 4/15/24	680	748
7.69%, 6/15/25	1,310	1,369
7.58%, 9/15/25	240	249
7.05%, 12/1/27	70	69
7.50%, 11/6/33	1,940	1,940
7.75%, 7/15/36	420	418
IASIS Healthcare LLC/IASIS Capital Corp.,
8.38%, 5/15/19	1,910	2,025
LifePoint Hospitals, Inc.,
5.50%, 12/1/21(1) (2)	365	366
Radiation Therapy Services, Inc.,
8.88%, 1/15/17	3,130	3,161
ResCare, Inc.,
10.75%, 1/15/19	1,360	1,523
Symbion, Inc.,
8.00%, 6/15/16	500	530
Tenet Healthcare Corp.,
6.25%, 11/1/18	870	963
6.75%, 2/1/20	655	671
6.00%, 10/1/20(1)	3,630	3,789
4.50%, 4/1/21	615	583
4.38%, 10/1/21	385	362
8.13%, 4/1/22	1,325	1,428
6.88%, 11/15/31	1,725	1,501
United Surgical Partners International, Inc.,
9.00%, 4/1/20	3,925	4,396
WellCare Health Plans, Inc.,
5.75%, 11/15/20	433	443

		34,597

Holding Companies - Diversified - 1.4%
Alphabet Holding Co., Inc.,
7.75%, 11/1/17(1) (2) (5)	195	201
Harbinger Group, Inc.,
7.88%, 7/15/19(1)	9,230	9,911

		10,112

Home Builders - 2.0%
Beazer Homes USA, Inc.,
7.25%, 2/1/23	865	865
D.R. Horton, Inc.,
5.75%, 8/15/23	1,340	1,364
K Hovnanian Enterprises, Inc.,
5.00%, 11/1/21	1,520	1,360
KB Home,
8.00%, 3/15/20	945	1,044
7.00%, 12/15/21	1,025	1,069
7.50%, 9/15/22	595	626
Lennar Corp.,
4.75%, 12/15/17	550	576
4.75%, 11/15/22	2,935	2,722
PulteGroup, Inc.,
7.88%, 6/15/32	2,545	2,615
6.38%, 5/15/33	390	353
6.00%, 2/15/35	290	246
Ryland Group (The), Inc.,
5.38%, 10/1/22	375	356
Standard Pacific Corp.,
8.38%, 1/15/21	240	280
6.25%, 12/15/21	515	537
Taylor Morrison Communities, Inc./Monarch Communities, Inc.,
5.25%, 4/15/21(1)	350	340

		14,353

Household Products/Wares - 1.2%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu,
7.88%, 8/15/19	1,950	2,155
9.88%, 8/15/19	2,425	2,698
5.75%, 10/15/20	300	306
6.88%, 2/15/21	505	544
8.25%, 2/15/21	415	443
Spectrum Brands Escrow Corp.,
6.63%, 11/15/22(1)	2,150	2,287

		8,433

Internet - 2.5%
Ancestry.com, Inc.,
11.00%, 12/15/20	6,020	6,983
CyrusOne L.P./CyrusOne Finance Corp.,
6.38%, 11/15/22	3,998	4,138
Equinix, Inc.,
5.38%, 4/1/23	530	518
GXS Worldwide, Inc.,
9.75%, 6/15/15	5,020	5,183

NORTHERN FUNDS QUARTERLY REPORT    7    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 73.8% continued
Internet - 2.5% continued
IAC/InterActiveCorp,
4.88%, 11/30/18(1) (2)	$1,180	$1,207

		18,029

Iron/Steel - 1.0%
Ryerson, Inc./Joseph T Ryerson & Son, Inc.,
9.00%, 10/15/17	5,240	5,555
Steel Dynamics, Inc.,
6.38%, 8/15/22	515	556
United States Steel Corp.,
6.65%, 6/1/37	1,514	1,302

		7,413

Lodging - 1.7%
Caesars Entertainment Operating Co., Inc.,
11.25%, 6/1/17	6,550	6,665
Felcor Lodging L.P.,
5.63%, 3/1/23	1,060	1,033
MGM Resorts International,
7.63%, 1/15/17	295	335
6.75%, 10/1/20	1,000	1,070
7.75%, 3/15/22	415	464
MTR Gaming Group, Inc.,
11.50%, 8/1/19	160	178
Station Casinos LLC,
7.50%, 3/1/21	1,455	1,550
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
7.75%, 8/15/20	771	865

		12,160

Machinery - Construction & Mining - 0.1%
Terex Corp.,
6.50%, 4/1/20	395	423
6.00%, 5/15/21	455	470

		893

Machinery - Diversified - 0.4%
Case New Holland, Inc.,
7.88%, 12/1/17	1,400	1,652
Cleaver-Brooks, Inc.,
8.75%, 12/15/19(1)	740	803
Manitowoc (The) Co., Inc.,
8.50%, 11/1/20	625	709

		3,164

Media - 6.8%
AMC Networks, Inc.,
7.75%, 7/15/21	548	617
4.75%, 12/15/22	774	737
CCO Holdings LLC/CCO Holdings Capital Corp.,
7.00%, 1/15/19	1,060	1,117
8.13%, 4/30/20	205	222
5.25%, 9/30/22	515	481
5.13%, 2/15/23	565	524
5.75%, 1/15/24	5	5
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
6.38%, 9/15/20(1)	1,145	1,174
5.13%, 12/15/21(1)	655	614
Clear Channel Communications, Inc.,
4.90%, 5/15/15	240	230
9.00%, 12/15/19	580	592
11.25%, 3/1/21	1,812	1,948
Clear Channel Worldwide Holdings, Inc.,
7.63%, 3/15/20	3,040	3,162
7.63%, 3/15/20	1,975	2,076
6.50%, 11/15/22	2,855	2,894
6.50%, 11/15/22	2,040	2,083
CSC Holdings LLC,
7.63%, 7/15/18	435	498
Cumulus Media Holdings, Inc.,
7.75%, 5/1/19	1,350	1,424
DISH DBS Corp.,
4.25%, 4/1/18	1,395	1,423
5.13%, 5/1/20	3,780	3,790
6.75%, 6/1/21	1,000	1,060
5.88%, 7/15/22	535	535
5.00%, 3/15/23	430	401
Gannett Co., Inc.,
9.38%, 11/15/17	135	142
7.13%, 9/1/18	1,525	1,628
5.13%, 10/15/19(1)	1,555	1,617
5.13%, 7/15/20(1)	905	916
RCN Telecom Services LLC/RCN Capital Corp.,
8.50%, 8/15/20(1)	7,580	7,656
Sirius XM Holdings, Inc.,
5.88%, 10/1/20(1)	2,280	2,326
5.75%, 8/1/21(1)	4,750	4,798

MULTI-MANAGER FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 73.8% continued
Media - 6.8% continued
Time Warner Cable, Inc.,
5.50%, 9/1/41	$115	$95
4.50%, 9/15/42	155	117
Townsquare Radio LLC/Townsquare Radio, Inc.,
9.00%, 4/1/19(1) (2)	660	714
Univision Communications, Inc.,
6.88%, 5/15/19(1)	1,125	1,202

		48,818

Metal Fabrication/Hardware - 0.5%
Shale-Inland Holdings LLC/Shale-Inland Finance Corp.,
8.75%, 11/15/19(1)	3,070	3,177

Mining - 0.8%
Alcoa, Inc.,
5.90%, 2/1/27	780	764
6.75%, 1/15/28	165	173
Century Aluminum Co.,
7.50%, 6/1/21(1)	5,000	4,875

		5,812

Office/Business Equipment - 0.7%
CDW LLC/CDW Finance Corp.,
8.00%, 12/15/18	4,887	5,327

Oil & Gas - 6.2%
Antero Resources Finance Corp.,
5.38%, 11/1/21(1) (2)	355	359
BreitBurn Energy Partners L.P./BreitBurn Finance Corp.,
8.63%, 10/15/20	490	527
7.88%, 4/15/22	700	728
Calumet Specialty Products Partners L.P./Calumet Finance Corp.,
7.63%, 1/15/22(1) (2)	285	288
Chesapeake Energy Corp.,
6.50%, 8/15/17	1,015	1,144
6.63%, 8/15/20	990	1,106
6.13%, 2/15/21	45	48
5.38%, 6/15/21	720	745
Cimarex Energy Co.,
5.88%, 5/1/22	485	513
Concho Resources, Inc.,
5.50%, 10/1/22	525	542
5.50%, 4/1/23	1,126	1,160
Denbury Resources, Inc.,
8.25%, 2/15/20	555	611
EP Energy LLC/EP Energy Finance, Inc.,
9.38%, 5/1/20	2,963	3,419
EXCO Resources, Inc.,
7.50%, 9/15/18	2,315	2,199
Halcon Resources Corp.,
9.75%, 7/15/20	880	917
Hercules Offshore, Inc.,
10.25%, 4/1/19(1)	925	1,048
8.75%, 7/15/21(1)	495	552
Legacy Reserves L.P./Legacy Reserves Finance Corp.,
6.63%, 12/1/21(1)	2,150	2,080
Linn Energy LLC/Linn Energy Finance Corp.,
7.00%, 11/1/19(1)	2,990	3,020
8.63%, 4/15/20	980	1,058
7.75%, 2/1/21	1,290	1,364
Memorial Production Partners L.P./Memorial Production Finance Corp.,
7.63%, 5/1/21(1) (2)	2,060	2,117
7.63%, 5/1/21	1,071	1,101
Newfield Exploration Co.,
5.75%, 1/30/22	2,295	2,364
5.63%, 7/1/24	1,940	1,930
Oasis Petroleum, Inc.,
7.25%, 2/1/19	380	408
QEP Resources, Inc.,
5.25%, 5/1/23	1,070	1,003
Range Resources Corp.,
5.75%, 6/1/21	395	419
5.00%, 8/15/22	1,838	1,806
Rosetta Resources, Inc.,
5.63%, 5/1/21	820	818
5.88%, 6/1/22	2,470	2,452
SandRidge Energy, Inc.,
7.50%, 3/15/21	1,680	1,760
8.13%, 10/15/22	715	758
7.50%, 2/15/23	2,295	2,329
SM Energy Co.,
5.00%, 1/15/24(1) (2)	1,365	1,300
Whiting Petroleum Corp.,
5.00%, 3/15/19	615	629

NORTHERN FUNDS QUARTERLY REPORT    9    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 73.8% continued
Oil & Gas - 6.2% continued
WPX Energy, Inc.,
6.00%, 1/15/22	$269	$269

		44,891

Oil & Gas Services - 0.3%
Forum Energy Technologies, Inc.,
6.25%, 10/1/21(1)	2,170	2,278

Packaging & Containers - 0.7%
Ball Corp.,
4.00%, 11/15/23	1,030	922
Berry Plastics Corp.,
9.75%, 1/15/21	3,260	3,773
Owens-Brockway Glass Container, Inc.,
7.38%, 5/15/16	535	601

		5,296

Pharmaceuticals - 1.1%
Endo Health Solutions, Inc.,
7.00%, 7/15/19	515	551
Salix Pharmaceuticals Ltd.,
6.00%, 1/15/21(1) (2)	319	327
Valeant Pharmaceuticals International,
6.50%, 7/15/16(1) (2)	654	675
6.75%, 10/1/17(1)	460	490
6.75%, 8/15/18(1)	465	511
6.88%, 12/1/18(1)	545	583
6.38%, 10/15/20(1)	4,030	4,247
7.25%, 7/15/22(1)	740	796

		8,180

Pipelines - 0.7%
Access Midstream Partners L.P./ACMP Finance Corp.,
5.88%, 4/15/21	300	320
6.13%, 7/15/22	605	647
4.88%, 5/15/23	345	332
El Paso LLC,
7.80%, 8/1/31	380	386
Energy Transfer Equity L.P.,
7.50%, 10/15/20	655	735
MarkWest Energy Partners L.P./MarkWest Energy Finance Corp.,
4.50%, 7/15/23	618	579
Regency Energy Partners L.P./Regency Energy Finance Corp.,
6.88%, 12/1/18	1,130	1,212
5.50%, 4/15/23	185	180
4.50%, 11/1/23	340	310
Sabine Pass Liquefaction LLC,
6.25%, 3/15/22(1) (2)	510	506

		5,207

Real Estate - 0.2%
Realogy Group LLC,
7.63%, 1/15/20(1)	565	634
Rialto Holdings LLC/Rialto Corp.,
7.00%, 12/1/18(1) (2)	672	679

		1,313

Real Estate Investment Trusts - 0.3%
Omega Healthcare Investors, Inc.,
7.50%, 2/15/20	510	556
6.75%, 10/15/22	1,645	1,787

		2,343

Retail - 4.6%
AmeriGas Finance LLC/AmeriGas Finance Corp.,
6.75%, 5/20/20	1,150	1,256
7.00%, 5/20/22	1,486	1,612
Claire’s Stores, Inc.,
8.88%, 3/15/19	320	330
9.00%, 3/15/19(1)	7,870	8,539
Dillard’s, Inc.,
7.75%, 7/15/26	495	525
7.75%, 5/15/27	465	493
Ferrellgas L.P./Ferrellgas Finance Corp.,
6.75%, 1/15/22(1) (2)	980	995
Hillman Group (The), Inc.,
10.88%, 6/1/18	5,130	5,540
L Brands, Inc.,
5.63%, 10/15/23	555	563
Michaels FinCo Holdings LLC/Michaels FinCo, Inc.,
7.50%, 8/1/18(1) (5)	620	645
New Albertsons, Inc.,
6.63%, 6/1/28	165	119
7.45%, 8/1/29	2,050	1,681
Party City Holdings, Inc.,
8.88%, 8/1/20	415	465
Rite Aid Corp.,
9.25%, 3/15/20	530	608

MULTI-MANAGER FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 73.8% continued
Retail - 4.6% continued
8.00%, 8/15/20	$1,327	$1,493
6.75%, 6/15/21	3,600	3,775
Sears Holdings Corp.,
6.63%, 10/15/18	3,235	2,928
Suburban Propane Partners L.P./Suburban Energy Finance Corp.,
7.50%, 10/1/18	893	958
7.38%, 8/1/21	534	582
Toys R Us, Inc.,
7.38%, 10/15/18	250	185

		33,292

Semiconductors - 0.8%
Amkor Technology, Inc.,
6.63%, 6/1/21	1,495	1,551
6.38%, 10/1/22	1,115	1,146
Freescale Semiconductor, Inc.,
8.05%, 2/1/20	1,670	1,795
6.00%, 1/15/22(1) (2)	1,015	1,028

		5,520

Software - 2.0%
Activision Blizzard, Inc.,
5.63%, 9/15/21(1) (2)	585	606
Audatex North America, Inc.,
6.13%, 11/1/23(1) (2)	315	325
Blackboard, Inc.,
7.75%, 11/15/19(1) (2)	786	780
First Data Corp.,
7.38%, 6/15/19(1)	505	539
8.25%, 1/15/21(1)	475	505
11.25%, 1/15/21(1)	1,010	1,115
12.63%, 1/15/21	2,490	2,923
10.63%, 6/15/21(1) (2)	755	818
11.75%, 8/15/21(1)	560	591
Healthcare Technology Intermediate, Inc.,
7.38%, 9/1/18(1) (5)	460	478
Nuance Communications, Inc.,
5.38%, 8/15/20(1)	4,380	4,281
Sophia L.P./Sophia Finance, Inc.,
9.75%, 1/15/19(1)	1,545	1,711

		14,672

Telecommunications - 7.7%
Alcatel-Lucent USA, Inc.,
6.50%, 1/15/28	50	44
6.45%, 3/15/29	4,595	4,067
CenturyLink, Inc.,
5.63%, 4/1/20	80	81
6.45%, 6/15/21	868	903
6.75%, 12/1/23	320	324
7.60%, 9/15/39	1,155	1,028
Cincinnati Bell Telephone Co. LLC,
6.30%, 12/1/28	50	45
Crown Castle International Corp.,
5.25%, 1/15/23	4,490	4,400
Frontier Communications Corp.,
7.63%, 4/15/24	500	499
7.88%, 1/15/27	860	826
9.00%, 8/15/31	2,272	2,232
7.45%, 7/1/35	10	8
Hughes Satellite Systems Corp.,
6.50%, 6/15/19	625	677
Level 3 Communications, Inc.,
8.88%, 6/1/19	1,125	1,229
Level 3 Financing, Inc.,
9.38%, 4/1/19	989	1,106
8.13%, 7/1/19	2,530	2,770
7.00%, 6/1/20	955	1,012
8.63%, 7/15/20	1,055	1,182
6.13%, 1/15/21(1) (2)	1,005	1,015
MetroPCS Wireless, Inc.,
6.25%, 4/1/21(1) (2)	585	607
6.63%, 4/1/23(1) (2)	330	341
Qwest Capital Funding, Inc.,
7.63%, 8/3/21	260	273
6.88%, 7/15/28	650	596
Qwest Corp.,
6.88%, 9/15/33	1,888	1,813
SBA Telecommunications, Inc.,
5.75%, 7/15/20	2,860	2,974
Sprint Capital Corp.,
6.88%, 11/15/28	6,055	5,707
8.75%, 3/15/32	935	1,003
Sprint Communications, Inc.,
9.00%, 11/15/18(1)	245	295
7.00%, 8/15/20	350	379
Sprint Corp.,
7.25%, 9/15/21(1)	2,435	2,615

NORTHERN FUNDS QUARTERLY REPORT    11    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 73.8% continued
Telecommunications - 7.7% continued
7.88%, 9/15/23(1)	$1,600	$1,720
7.13%, 6/15/24(1) (2)	1,095	1,111
Syniverse Holdings, Inc.,
9.13%, 1/15/19	760	830
T-Mobile USA, Inc.,
6.46%, 4/28/19	695	738
6.54%, 4/28/20	1,570	1,668
6.63%, 4/28/21	870	916
6.13%, 1/15/22	765	778
6.73%, 4/28/22	740	771
6.84%, 4/28/23	435	451
6.50%, 1/15/24	430	435
tw telecom holdings, Inc.,
5.38%, 10/1/22(1)	1,165	1,145
Windstream Corp.,
7.88%, 11/1/17	2,370	2,708
7.75%, 10/1/21	865	917
7.50%, 6/1/22	515	527
6.38%, 8/1/23	539	504

		55,270

Total Corporate Bonds (Cost $516,870)		531,319

FOREIGN ISSUER BONDS - 7.6%
Airlines - 0.1%
Virgin Australia Trust, Series 2013-1B,
6.00%, 10/23/20(1) (2)	181	186
Virgin Australia Trust, Series 2013-1C,
7.13%, 10/23/18(1) (2)	289	286

		472

Banks - 1.0%
Banco Santander Brasil S.A.,
8.00%, 3/18/16(1) (6)	2,400	951
Banco Santander Chile,
6.50%, 9/22/20(1) (7)	550,000	1,052
Export-Import Bank of Korea,
4.00%, 11/26/15(1) (8)	92,000	2,161
HBOS PLC,
6.00%, 11/1/33(1) (2)	200	193
Royal Bank of Scotland Group PLC,
5.50%, 3/31/14(9)	290	341
6.13%, 12/15/22	2,360	2,412

		7,110

Building Materials - 0.6%
Ainsworth Lumber Co. Ltd.,
7.50%, 12/15/17(1) (2)	3,248	3,491
Corp. GEO S.A.B. de C.V.,
8.88%, 3/27/22(1) (2) (10)	1,400	196
Desarrolladora Homex S.A.B. de C.V.,
9.75%, 3/25/20(1) (10)	1,140	128
Urbi Desarrollos Urbanos S.A.B. de C.V.,
9.50%, 1/21/20(1) (10)	315	46
9.75%, 2/3/22(1) (10)	1,600	232

		4,093

Computers - 0.1%
Seagate HDD Cayman,
7.00%, 11/1/21	885	977

Electric - 0.1%
Enel S.p.A.,
8.75%, 9/24/73(1) (2)	723	786

Electronics - 0.2%
Flextronics International Ltd.,
4.63%, 2/15/20	575	561
5.00%, 2/15/23	670	628

		1,189

Engineering & Construction - 0.1%
Odebrecht Finance Ltd.,
8.25%, 4/25/18(1) (6)	900	316
4.38%, 4/25/25(1)	800	698

		1,014

Entertainment - 0.6%
Great Canadian Gaming Corp.,
6.63%, 7/25/22(1) (11)	4,150	4,110

Food - 0.1%
BRF S.A.,
7.75%, 5/22/18(1) (6)	1,800	636
Cosan Luxembourg S.A.,
9.50%, 3/14/18(1) (2) (6)	600	226

		862

Iron/Steel - 0.8%
ArcelorMittal,
5.75%, 8/5/20	2,671	2,838
7.25%, 3/1/41	3,260	3,113

MULTI-MANAGER FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.6% continued
Iron/Steel - 0.8% continued
Essar Steel Algoma, Inc.,
9.88%, 6/15/15(1) (2)	$280	$171

		6,122

Mining - 0.2%
Barminco Finance Pty Ltd.,
9.00%, 6/1/18(1) (2)	915	842
FMG Resources August 2006 Pty Ltd.,
8.25%, 11/1/19(1)	385	432

		1,274

Miscellaneous Manufacturing - 0.0%
Bombardier, Inc.,
7.45%, 5/1/34(1)	344	346

Multi-National - 0.2%
European Bank for Reconstruction & Development,
9.00%, 4/28/14(6)	3,525	1,498

Municipal - 0.2%
Autonomous Community of Madrid Spain,
4.30%, 9/15/26(9)	1,070	1,377

Oil & Gas-0.4%
Connacher Oil and Gas Ltd.,
8.75%, 8/1/18(1) (11)	760	493
8.50%, 8/1/19(1) (2)	479	329
MEG Energy Corp.,
6.38%, 1/30/23(1) (2)	610	614
7.00%, 3/31/24(1) (2)	35	35
OGX Austria GmbH,
8.50%, 6/1/18(1) (2) (10)	3,050	244
8.38%, 4/1/22(1) (10)	1,800	144
Pacific Rubiales Energy Corp.,
5.38%, 1/26/19(1) (2)	1,000	1,008
Ultra Petroleum Corp.,
5.75%, 12/15/18(1) (2)	285	293

		3,160

Packaging & Containers - 0.2%
Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Is,
5.63%, 12/15/16(1) (2)	402	410
6.00%, 6/15/17(1) (2)	830	840

		1,250

Sovereign - 1.1%
Brazilian Government International Bond,
10.25%, 1/10/28(6)	2,000	803
Mexican Bonos,
7.75%, 12/14/17(3)	3,400	286
8.00%, 12/7/23(3)	13,500	1,151
7.75%, 11/13/42(3)	40,780	3,194
Philippine Government International Bond,
6.25%, 1/14/36(8)	40,000	958
Portugal Obrigacoes do Tesouro OT,
4.80%, 6/15/20(1) (2) (9)	25	33
3.85%, 4/15/21(1) (2) (9)	225	275
4.95%, 10/25/23(1) (2) (9)	590	751
Uruguay Government International Bond,
3.70%, 6/26/37(12)	11,725	834

		8,285

Telecommunications - 1.6%
America Movil S.A.B. de C.V.,
6.45%, 12/5/22(3)	4,000	281
8.46%, 12/18/36(3)	3,400	239
Axtel S.A.B. de C.V.,
7.00%, 1/31/20(1) (2)	722	670
Bakrie Telecom Pte Ltd.,
11.50%, 5/7/15(1) (2) (10)	1,700	255
Eircom Finance Ltd.,
9.25%, 5/15/20(1) (2) (9)	300	438
Intelsat Jackson Holdings S.A.,
8.50%, 11/1/19	895	977
5.50%, 8/1/23(1) (2)	3,225	3,068
Intelsat Luxembourg S.A.,
7.75%, 6/1/21(1) (2)	910	976
8.13%, 6/1/23(1) (2)	440	472
Portugal Telecom International Finance B.V.,
4.50%, 6/16/25(9)	250	329
Telecom Italia Capital S.A.,
6.38%, 11/15/33	100	90
6.00%, 9/30/34	1,230	1,065
Telefonica Emisiones S.A.U.,
7.05%, 6/20/36	975	1,075
UPCB Finance III Ltd.,
6.63%, 7/1/20(1) (2)	710	754

NORTHERN FUNDS QUARTERLY REPORT    13    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 7.6% continued
Telecommunications - 1.6% continued
Virgin Media Secured Finance PLC,
5.38%, 4/15/21(1)	$520	$520

		11,209

Total Foreign Issuer Bonds (Cost $64,569)		55,134

TERM LOANS - 4.3%
Advertising - 0.3%
Van Wagner Communications LLC,
6.25%, 8/3/18	1,960	1,985

Auto Manufacturers - 0.2%
Navistar, Inc.,
5.75%, 8/17/17	1,269	1,287

Chemicals - 0.1%
US Coatings Acquisition, Inc.,
4.75%, 2/1/20	491	494

Coal - 0.2%
Arch Coal, Inc.,
6.25%, 5/16/18	733	722
Peabody Energy Corp.,
4.25%, 9/24/20	791	796

		1,518

Diversified Financial Services - 0.2%
Nuveen Investments, Inc.,
4.17%, 5/13/17	1,400	1,392

Entertainment - 0.2%
Graton Economic Development Authority,
9.00%, 8/22/18	580	612
Mohegan Tribal Gaming Authority,
5.50%, 11/19/19	1,165	1,182

		1,794

Food - 0.7%
Milk Specialties Co.,
7.00%, 11/9/18	4,904	4,892

Healthcare - Services - 0.1%
United Surgical Partners International, Inc.,
4.75%, 4/3/19	976	979

Lodging - 0.3%
Hilton Worldwide Finance LLC,
3.75%, 10/25/20	1,595	1,606
Station Casinos LLC,
5.00%, 3/1/20	749	757

		2,363

Media - 0.3%
Clear Channel Communications, Inc.,
3.82%, 1/29/16	1,416	1,371
6.92%, 1/30/19	406	387
7.67%, 7/30/19	109	108
Univision Communications, Inc.,
4.00%, 3/1/20	444	446

		2,312

Oil & Gas - 0.6%
Chesapeake Energy Corp.,
5.75%, 12/2/17	3,208	3,272
EXCO Resources, Inc.,
5.00%, 7/31/18	1,396	1,402

		4,674

Oil & Gas Services - 0.1%
Pinnacle Holdco Sarl,
10.50%, 7/30/20	600	603

Real Estate - 0.3%
Realogy Group LLC,
4.50%, 3/5/20	1,881	1,898

Real Estate Investment Trusts - 0.2%
iStar Financial, Inc.,
4.41%, 6/30/14	1,400	1,405

Software - 0.1%
Ellucian, Inc.,
4.50%, 7/19/18	371	373
First Data Corp.,
4.16%, 3/24/17	552	553

		926

Telecommunications - 0.4%
Integra Telecom Holdings, Inc.,
5.25%, 2/22/19	556	562
Intelsat Jackson Holdings S.A.,
3.75%, 4/2/18	825	831
Level 3 Financing, Inc.,
4.00%, 8/1/19	825	829

MULTI-MANAGER FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 4.3% continued
Telecommunications - 0.4% continued
4.00%, 1/15/20	$415	$417

		2,639

Total Term Loans (Cost $30,776)		31,161

U.S. GOVERNMENT OBLIGATIONS - 0.3%
U.S. Treasury Notes - 0.3%
0.63%, 12/15/16	2,100	2,091

Total U.S. Government Obligations (Cost $2,092)		2,091

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 0.3%
Auto Manufacturers - 0.3%
General Motors Co.*	48,824	$1,995

Commercial Services - 0.0%
United Rentals, Inc.*	2,047	160

Total Common Stocks (Cost $1,655)		2,155

CONVERTIBLE PREFERRED STOCKS - 0.6%
Banks - 0.0%
Bank of America Corp., 7.25%	196	208

Electric - 0.0%
Dominion Resources, Inc., 6.13%	1,673	90
NextEra Energy, Inc., 5.89%	2,277	129

		219

Iron/Steel - 0.1%
Cliffs Natural Resources, Inc., 7.00%	15,339	352

Pipelines - 0.2%
El Paso Energy Capital Trust I, 4.75%	24,025	1,349

Real Estate Investment Trusts - 0.1%
Weyerhaeuser Co., 6.38%	9,165	514

Telecommunications - 0.2%
Crown Castle International Corp., 4.5%	5,218	522
Lucent Technologies Capital Trust I, 7.75%	1,000	1,002

		1,524

Total Convertible Preferred Stocks (Cost $3,277)		4,166

PREFERRED STOCKS - 0.6%
Banks - 0.5%
Ally Financial, Inc.,(1) (2) (13)	3,605	3,443

Home Builders - 0.0%
Hovnanian Enterprises, Inc.,*	10,100	142

Real Estate Investment Trusts - 0.1%
iStar Financial, Inc.,	19,875	465
iStar Financial, Inc.,	11,500	261
iStar Financial, Inc.,	850	19

		745

Total Preferred Stocks (Cost $3,905)		4,330

OTHER - 0.0%(14)
Escrow GCB Dynergy Holdings	1,810,000	—

Total Other (Cost $ — )		—

INVESTMENT COMPANIES - 5.7%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(15) (16)	40,934,814	40,935

Total Investment Companies (Cost $40,935)		40,935

NORTHERN FUNDS QUARTERLY REPORT    15    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.1%
U.S. Treasury Bill,
0.07%, 1/30/14(17)	$525	$525

Total Short-Term Investments (Cost $525)		525

Total Investments - 99.3% (Cost $698,716)		715,327

Other Assets less Liabilities - 0.7%		5,027

NET ASSETS - 100.0%		$720,354

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At December 31, 2013, the value of these restricted illiquid securities amounted to approximately $55,102,000 or 7.6% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Activision Blizzard, Inc.,
5.63%, 9/15/21	9/12/13	$585

Ainsworth Lumber Co. Ltd.,
7.50%, 12/15/17	11/14/12-11/15/12	3,273

Ally Financial, Inc.,	11/3/10-7/13/12	3,160

Alphabet Holding Co., Inc.,
7.75%, 11/1/17	12/5/13	199

American Airlines Pass-Through Trust, Series 2013-2, Class C,
6.00%, 1/15/17	12/13/13	510

American Residential Services LLC/ARS Finance, Inc.,
12.00%, 4/15/15	4/9/10	723

Antero Resources Finance Corp.,
5.38%, 11/1/21	10/24/13	355

Arch Coal, Inc.,
8.00%, 1/15/19	12/12/13	240

Audatex North America, Inc.,
6.13%, 11/1/23	10/17/13	315

Axtel S.A.B. de C.V.,
7.00%, 1/31/20	9/25/09-10/21/11	943

Bakrie Telecom Pte Ltd.,
11.50%, 5/7/15	4/30/10-9/13/11	1,559

Barminco Finance Pty Ltd.,
9.00%, 6/1/18	5/13/13	915

Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Is,
5.63%, 12/15/16	11/12/13	402

Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Is,
6.00%, 6/15/17	12/4/13	833

Blackboard, Inc.,
7.75%, 11/15/19	10/24/13	786

Calpine Corp.,
6.00%, 1/15/22	10/17/13	759

Calumet Specialty Products Partners L.P./Calumet Finance Corp.,
7.63%, 1/15/22	11/21/13	281

Connacher Oil and Gas Ltd.,
8.50%, 8/1/19	7/16/12	414

Corp. GEO S.A.B. de C.V.,
8.88%, 3/27/22	3/21/12-4/17/13	1,164

Cosan Luxembourg S.A.,
9.50%, 3/14/18	3/7/13	305

Eagle Spinco, Inc.,
4.63%, 2/15/21	11/12/13-12/16/13	511

Eircom Finance Ltd.,
9.25%, 5/15/20	5/9/13	300

Enel S.p.A.,
8.75%, 9/24/73	9/17/13	717

Essar Steel Algoma, Inc.,
9.88%, 6/15/15	12/7/09-7/24/12	236

Ferrellgas L.P./Ferrellgas Finance Corp.,
6.75%, 1/15/22	10/21/13-10/29/13	986

First Data Corp.,
10.63%, 6/15/21	3/26/13	755

Freescale Semiconductor, Inc.,
6.00%, 1/15/22	10/28/13-10/29/13	1,016

General Motors Financial Co., Inc.,
3.25%, 5/15/18	5/7/13	335

GLP Capital L.P./GLP Financing II, Inc.,
5.38%, 11/1/23	10/23/13	445

GLP Capital L.P./GLP Financing II, Inc.,
4.38%, 11/1/18	10/23/13	220

GLP Capital L.P./GLP Financing II, Inc.,
4.88%, 11/1/20	10/23/13	505

HBOS PLC,
6.00%, 11/1/33	11/10/11	130

IAC/InterActiveCorp,
4.88%, 11/30/18	11/12/13	1,180

MULTI-MANAGER FUNDS     16    NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Intelsat Jackson Holdings S.A.,
5.50%, 8/1/23	5/21/13-8/7/13	$3,137

Intelsat Luxembourg S.A.,
7.75%, 6/1/21	3/20/13-11/21/13	919

Intelsat Luxembourg S.A.,
8.13%, 6/1/23	3/20/13	440

Lennar Corp.,
3.25%, 11/15/21	11/23/11	1,165

Level 3 Financing, Inc.,
6.13%, 1/15/21	11/8/13-11/18/13	1,019

LifePoint Hospitals, Inc.,
5.50%, 12/1/21	11/21/13	365

LKQ Corp.,
4.75%, 5/15/23	10/23/13-10/31/13	2,928

MEG Energy Corp.,
6.38%, 1/30/23	8/7/13-9/10/13	609

MEG Energy Corp.,
7.00%, 3/31/24	11/1/13	35

Memorial Production Partners L.P./Memorial Production Finance Corp.,
7.63%, 5/1/21	10/7/13-11/7/13	2,010

MetroPCS Wireless, Inc.,
6.25%, 4/1/21	3/8/13	585

MetroPCS Wireless, Inc.,
6.63%, 4/1/23	3/8/13	330

OGX Austria GmbH,
8.50%, 6/1/18	5/26/11-4/17/13	2,949

Pacific Rubiales Energy Corp.,
5.38%, 1/26/19	11/18/13-12/3/13	1,000

Portugal Obrigacoes do Tesouro OT,
4.80%, 6/15/20	9/20/10	22

Portugal Obrigacoes do Tesouro OT,
3.85%, 4/15/21	11/9/12	162

Portugal Obrigacoes do Tesouro OT,
4.95%, 10/25/23	7/6/11-11/8/12	413

Post Holdings, Inc.,
6.75%, 12/1/21	11/13/13	618

PQ Corp.,
8.75%, 5/1/18	11/1/12-7/11/13	2,600

Reichhold Industries, Inc.,
9.00%, 5/8/17	3/16/10-11/1/13	646

Rialto Holdings LLC/ Rialto Corp.,
7.00%, 12/1/18	11/8/13	672

Sabine Pass Liquefaction LLC,
6.25%, 3/15/22	11/18/13	510

Salix Pharmaceuticals Ltd.,
6.00%, 1/15/21	12/12/13	319

Sierra Timeshare Receivables Funding LLC, Series 2011-3A, Class C,
9.31%, 7/20/28	11/4/11	396

SM Energy Co.,
5.00%, 1/15/24	10/3/13-10/9/13	1,266

Sophia Holding Finance L.P./Sophia Holding Finance, Inc.,
9.63%, 12/1/18	11/14/13-12/19/13	761

Sprint Corp.,
7.13%, 6/15/24	12/9/13	1,095

Townsquare Radio LLC/Townsquare Radio, Inc.,
9.00%, 4/1/19	11/8/13	701

Ultra Petroleum Corp.,
5.75%, 12/15/18	12/6/13	285

UPCB Finance III Ltd.,
6.63%, 7/1/20	2/8/13	756

USG Corp.,
5.88%, 11/1/21	10/28/13	285

Valeant Pharmaceuticals International,
6.50%, 7/15/16	7/25/13	680

Virgin Australia Trust, Series 2013-1B,
6.00%, 10/23/20	10/7/13	181

Virgin Australia Trust, Series 2013-1C,
7.13%, 10/23/18	10/7/13	289

Walter Energy, Inc.,
9.50%, 10/15/19	9/19/13-9/20/13	275

Walter Investment Management Corp.,
7.88%, 12/15/21	12/12/13	935

WESCO Distribution, Inc.,
5.38%, 12/15/21	11/21/13	1,590

(3)	Principal amount is denoted in Mexican Peso.
(4)	Principal amount is denoted in Australian Dollar.
(5)	Security is payment in-kind bond.
(6)	Principal amount is denoted in Brazilian Real.
(7)	Principal amount is denoted in Chilean Peso.
(8)	Principal amount is denoted in Philippine Peso.
(9)	Principal amount is denoted in Euro.
(10)	Issuer has defaulted on terms of debt obligation.
(11)	Principal amount is denoted in Canadian Dollar.
(12)	Principal amount is denoted in Uruguayan Peso.
(13)	Perpetual maturity security.
(14)	Security listed as “escrow” is considered to be worthless.
(15)	At March 31, 2013, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $23,382,000 with net purchases of approximately $17,553,000 during the nine months ended December 31, 2013.

NORTHERN FUNDS QUARTERLY REPORT     17    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

(16)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is an investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(17)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

The interest rates represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security or the next interest reset/ puttable date for floating and variable rate securities.

At December 31, 2013, the Multi-Manager High Yield Opportunity Fund had open futures contracts as follow:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
U.S. Treasury
Long Bond	(8)	$1,027	Short	3/14	$18

At December 31, 2013, the credit quality distribution for the Multi-Manager High Yield Opportunity Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	0.2%
AA	0.4
A	0.8
BBB	3.0
BB	24.0
B	41.3
CCC or Below	22.6
Not Rated	2.0
Cash Equivalents	5.7

Total	100.0%

*	Credit quality ratings are compiled from two external rating agencies: Moody’s and Standard & Poor’s. The Fund reports the lowest rating of the two in the event there are any differences between them. If neither of these rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). Government securities consist of obligations issued or guaranteed by the U.S. Treasury. The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At December 31, 2013, the Multi-Manager High Yield Opportunity Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	96.9%
All other currencies less than 5%	3.1

Total	100.0%

At December 31, 2013, the Multi-Manager High Yield Opportunity Fund had outstanding forward foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000S)
Euro	2,395	United States Dollar	3,306	1/31/14	$12

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy, as of December 31, 2013:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities	$—		$17,684	(1)	$—	$17,684
Convertible Bonds
Telecommunications	—		999		64	1,063
All Other Industries	—		24,764	(1)	—	24,764
Corporate Bonds
Banks	—		11,970		1,278	13,248
All Other Industries	—		518,071	(1)	—	518,071
Foreign Issuer Bonds
Banks	—		3,897		3,213	7,110
Food	—		636		226	862
Sovereign	—		6,524		1,761	8,285
All Other Industries	—		38,877	(1)	—	38,877
Term Loans	—		31,161	(1)	—	31,161
U.S. Government Obligations	—		2,091	(1)	—	2,091
Common Stocks	2,155	(1)	—		—	2,155
Convertible Preferred Stocks
Telecommunications	522		1,002		—	1,524
All Other Industries	2,642	(1)	—		—	2,642
Preferred Stocks
Banks	—		3,443		—	3,443
All Other Industries	887	(1)	—		—	887
Investment Companies	40,935		—		—	40,935
Short-Term Investments	—		525		—	525

Total Investments	$47,141		$661,644		$6,542	$715,327

MULTI-MANAGER FUNDS   18  NORTHERN FUNDS QUARTERLY REPORT

DECEMBER 31, 2013 (UNAUDITED)

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$18	$—	$—	$18
Forward Foreign
Currency Exchange
Contracts	—	12	—	12

Total Other Financial
Instruments	$18	$12	$—	$30

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At December 31, 2013, there were no transfers between Level 1, and Level 2 classifications based on levels assigned to the securities on March 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/13 (000S)	REALIZED GAINS (000S)	REALIZED LOSSES (000S)	CHANGE IN UNREALIZED APPRE- CIATION (000S)	CHANGE IN UNREALIZED DEPRE- CIATION (000S)	PUR- CHASES (000S)	SALES (000S)	TRANS- FERS INTO LEVEL 3 (000S)	TRANS- FERS OUT OF LEVEL 3 (000S)	BALANCE AS OF 12/31/13 (000S)
Convertible Bonds
Telecom-munications	$64	$—	$—	$5	$(5)	$—	$—	$—	$—	$64
Corporate Bonds
Banks	—	—	—	—	—	—	—	1,278	—	1,278
Foreign Issuer Bonds
Banks	3,531	—	—	192	(510)	—	—	—	—	3,213
Food	306	—	—	—	(80)	—	—	—	—	226
Sovereign	4,897	189	(255)	—	(769)	—	(2,301)	—	—	1,761

Total	$8,798	$189	$(255)	$197	$(1,364)	$—	$(2,301)	$1,278	$—	$6,542

The Fund valued the securities included in the balance as of 12/31/13 above using an evaluated price from a third party provider. The amount of change in net unrealized appreciation (depreciation) on investments in Level 3 securities still held at December 31, 2013 was approximately $(699,000).

Federal Tax Information:

At December 31, 2013, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$700,181

Gross tax appreciation of investments	$31,089
Gross tax depreciation of investments	(15,957)

Net tax appreciation of investments	$15,132

NORTHERN FUNDS QUARTERLY REPORT    19    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL TACTICAL ASSET ALLOCATION FUND	DECEMBER 31, 2013 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
FUND ALLOCATION - INVESTMENT COMPANIES - 98.9%
FlexShares iBoxx 5-Year Target Duration TIPS Index Fund(1)	127,198	$3,163
FlexShares Morningstar Developed Markets ex-U.S. Factor Tilt Index Fund(1)	251,002	15,841
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund(1)	137,004	7,139
FlexShares Morningstar Global Upstream Natural Resources Index Fund(1)	46,057	1,580
FlexShares Morningstar U.S. Market Factor Tilt Index Fund(1)	276,086	22,167
Northern Funds - Bond Index Fund(1)	795,204	8,286
Northern Funds - Global Real Estate Index Fund(1)	261,269	2,370
Northern Funds - High Yield Fixed Income Fund(1)	1,370,993	10,269
Northern Funds - Short Bond Fund(1)	434,241	8,294
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(1)	84,193	84

Total Investment Companies (Cost $71,329)		79,193

Total Investments - 98.9% (Cost $71,329)		79,193

Other Assets less Liabilities - 1.1%		851

NET ASSETS - 100.0%		$80,044

(1)	Investment in affiliated fund. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to other Northern Funds, the Northern Institutional Funds and FlexShares Trust.

NF - Northern Funds

NIF - Northern Institutional Funds

TIPS - Treasury Inflation Protected Securities

Percentages shown are based on Net Assets.

At December 31, 2013, the asset class weightings for the Global Tactical Asset Allocation Fund were:

ASSET CLASS	WEIGHT	INVESTMENT VEHICLE
U.S. Equity	28.0%	FlexShares Morningstar U.S. Market Factor Tilt Index
Non U.S. Equity - Developed	20.0	FlexShares Morningstar Developed Markets ex-U.S. Factor Tilt Index
Non U.S. Equity - Emerging	9.0	FlexShares Morningstar Emerging Markets Factor Tilt Index
Global Real Estate	3.0	NF Global Real Estate Index
U.S. Bonds - High Yield	13.0	NF High Yield Fixed Income
U.S. Bonds - Intermediate	10.4	NF Bond Index
U.S. Bonds - Inflation Protected	4.0	FlexShares iBoxx 5-Year Target Duration TIPS Index
U.S. Bonds - Short	10.5	NF Short Bond FlexShares Morningstar Global
Global Natural Resources	2.0	Upstream Natural Resources Index
Cash	0.1	NIF Diversified Assets

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy, as of December 31, 2013:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investment Companies	$79,193	$—	$—	$79,193

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At December 31, 2013, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

NORTHERN FUNDS QUARTERLY REPORT    1    GLOBAL TACTICAL ASSET ALLOCATION FUND

SCHEDULE OF INVESTMENTS

GLOBAL TACTICAL ASSET ALLOCATION FUND continued

Federal Tax Information:

At December 31, 2013, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$71,480

Gross tax appreciation of investments	$8,251
Gross tax depreciation of investments	(538)

Net tax appreciation of investments	$7,713

Transactions in affiliated porfolios for the nine months ended December 31, 2013, were as follows:

	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET REALIZED GAINS (LOSSES) (000S)	DIVIDEND INCOME (000S)		VALUE, END OF PERIOD (000S)
FlexShares iBoxx 5-Year Target Duration TIPS Index Fund	$3,208	$930	$770	$(16)	$6		$3,163
FlexShares Morningstar Developed Markets ex-U.S. Factor Tilt Index Fund	6,360	8,670	945	61	183		15,841
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	8,372	2,829	3,791	(302)	60		7,139
FlexShares Morningstar Global Upstream Natural Resources Index Fund	3,192	770	2,208	(99)	32		1,580
FlexShares Morningstar U.S. Market Factor Tilt Index Fund	18,059	2,569	2,165	149	218		22,167
Northern Funds - Bond Index Fund	6,703	2,439	549	(6)	150		8,286
Northern Funds - Global Real Estate Index Fund	3,189	1,114	1,731	195	80		2,370
Northern Funds - High Yield Fixed Income Fund	8,298	2,713	720	218	433		10,269
Northern Funds - Short Bond Fund	6,703	2,141	486	2	88		8,294
Northern Institutional Funds - Diversified Assets Portfolio	494	14,510	14,625	—	—	*	84

	$64,578	$38,685	$27,990	$202	$1,250		$79,193

*	Amount rounds to less than one thousand.

GLOBAL TATICAL ASSET ALLOCATION FUND    2    NORTHERN FUNDS QUARTERLY REPORT

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended, (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive and principal financial officers of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SECURITY VALUATIONS

Northern Trust’s Pricing Unit (the “NT Pricing Unit”) is responsible for supplying a value for each portfolio security used in the NAV computations. Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing are fair valued in accordance with policies and procedures established by and subject to oversight by the Funds’ Board of Trustees (the “Board”). Northern Trust Asset Management has established a pricing and valuation committee (the “Asset Management PVC”) whose membership includes representatives of the Funds’ investment adviser, Northern Trust Investments, Inc. (the “Adviser” and “NTI”), as well as independent control personnel from the Northern Trust Company’s Legal and NTI’s Compliance and Risk Management groups. The Asset Management PVC is responsible for the fair valuation of portfolio securities and the monitoring of the fair valuation process of securities.

The Asset Management PVC is responsible for making the final determination of the fair value of the security. In making its determination, the Asset Management PVC considers factors that it deems appropriate to the determination of the fair value of the security. Such factors include, but are not limited to, the type of security; the current financial position of the company; the cost of the investment; information as to any transaction or offers with respect to the security; market value of a similar freely traded security; and news events. The Adviser will continue to monitor markets and the issuer’s circumstances that affect the security’s valuation to determine the continued appropriateness of the security’s fair valuation. The Asset Management PVC will review if the markets and issuer’s circumstances relevant to the valuation of the fair valued security change materially.

For each level 3 security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The results of such back testing and fair valuation occurrences are reported to the Valuation Committee of the Board quarterly.

Quantitative Information about Level 3 Fair Value Measurements

International Equity Index Fund
Amounts in thousands	Fair Value at 12/31/2013	Valuation Techniques	Unobservable Inputs	Note
Common Stock	$2,677	Market transaction and analysis	Internal Fundamental Analysis	1

Multi-Manager International Equity Fund
Amounts in thousands	Fair Value at 12/31/2013	Valuation Techniques	Unobservable Inputs	Note
Common Stock	$155	Market transaction and analysis	Internal Fundamental Analysis	1

Global Real Estate Index Fund
Amounts in thousands	Fair Value at 12/31/2013	Valuation Techniques	Unobservable Inputs	Note
Common Stock	$163	Market transaction and analysis	Discount for lack of marketability	2

Small Cap Index Fund
Amounts in thousands	Fair Value at 12/31/2013	Valuation Techniques	Unobservable Inputs	Note
Common Stock	$28	Market transaction and analysis	Internal Fundamental Analysis	1

Emerging Markets Equity Index Fund
Amounts in thousands	Fair Value at 12/31/2013	Valuation Techniques	Unobservable Inputs	Note
Common Stock	$2,267	Market transaction and analysis	Internal Fundamental Analysis	1

1-	Analysis is performed on data which may include (but is not limited to): recent transactions executed, time elapsed since recent transactions, prior share liquidity, Depository Share transactions, fixed income transactions of the issuer, related futures contracts or derivative securities, trades executed outside of standard market hours, historic correlative data, regional or market volatility and movement, governmental actions, natural disasters, regulatory reporting and other public information.
2-	A discount was applied to the position due to lack of marketability. Changes in the marketability of the position could result in a change to the applied discount and result in a significantly higher (lower) fair value measurement.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Funds

By:	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date:	February 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date:	February 27, 2014

By:	/s/ Randal Rein
Randal Rein, Treasurer
(Principal Financial and Accounting Officer)

Date:	February 27, 2014